As filed with the Securities and Exchange	Registration No. 333-85618

Commission on April 15, 2010	Registration No. 811-07935

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 38	[ X ]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	[ X ]

SEPARATE ACCOUNT NY-B
(Exact Name of Registrant)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)
1000 Woodbury Road, Suite 208
Woodbury, New York 11797
(800) 963-9539
(Address and Telephone Number of Depositor’s Principal Offices)

John S. (Scott) Kreighbaum, Esq.
ReliaStar Life Insurance Company of New York
1475 Dunwoody Drive, West Chester, PA 19380-1478
(610) 425-3404

(Name and Address of Agent for Service of Process)
Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
[	]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ]		on April 30, 2010 pursuant to paragraph (b) of Rule 485
[	]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[	]	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Deferred Combination Variable and Fixed Annuity Contracts

PART A

SUPPLEMENT Dated April 30, 2010
To The Prospectus Dated April 30, 2010 For

ING Empire Traditions

Issued By ReliaStar Life Insurance Company of New York
Through Its Separate Account NY-B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Service Center at 1-800-366-0066.

Notice of Portfolio Reorganizations

Effective after the close of business on or about August 20, 2010, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING Opportunistic LargeCap Portfolio	ING Growth and Income Portfolio
ING Wells Fargo Small Cap Disciplined Portfolio	ING Small Company Portfolio

These reorganizations will be administered pursuant to reorganization agreements, which have been approved by the boards of trustees of the Disappearing Portfolios. The reorganizations will also be subject to shareholder approval. If shareholder approval is obtained, each reorganization is expected to take place on or about August 20, 2010, resulting in a shareholder of a given
Disappearing Portfolio becoming a shareholder of the corresponding Surviving Portfolio. Each shareholder will thereafter hold shares of the Surviving Portfolio having equal aggregate value as shares of the Disappearing Portfolio, and the Disappearing Portfolios will no longer be available under the contract.

Unless you provide us with alternative allocation instructions, all future allocations directed to a given Disappearing Portfolio will be automatically allocated to the corresponding Surviving
Portfolio. You may give us alternative allocation instructions at any time by contacting our
Customer Contact Center at 1-800-366-0066.

As of the relevant effective date noted above, any references in the prospectus to the Disappearing
Portfolios as being available under the contract are deleted.

ReliaStar Life Insurance Company of New York
Separate Account NY-B of ReliaStar Life Insurance Company of New York
Deferred Combination Variable and Fixed Annuity Prospectus

ING EMPIRE TRADITIONS VARIABLE ANNUITY

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April 30, 2010

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This prospectus describes ING Empire Traditions Variable Annuity, a deferred combination variable and fixed annuity contract (the “Contract”) offered for sale by ReliaStar Life Insurance Company of New York (“ReliaStar of
NY,” the “Company,” “we” or “our”) through Separate Account NY-B (the “Separate Account”). The Contract
was available in connection with certain retirement plans that qualify for special federal income tax treatment
(“qualified Contracts”) under the Internal Revenue Code of 1986, as amended (the “Tax Code”), as well as those that do not qualify for such treatment (“non-qualified Contracts”). As of March 15, 2010, we are no longer offering this Contract for sale to new purchasers.

The Contract provides a means for you to allocate your premium payments and any associated premium credits, if applicable, in one or more subaccounts, each of which invest in a single investment portfolio. You may also allocate premium payments and any associated premium credits, if applicable, to our Fixed Interest Division with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Interest Division. Some guaranteed interest periods or subaccounts may not be available. The investment portfolios available under your
Contract are listed on the back of this cover.

You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value, less any premium credits, if applicable (which may be more or less than the premium payments you paid).
Longer free look periods apply in certain situations.

Replacing an existing annuity with the Contract may not be beneficial to you. Your existing annuity may be subject to fees or penalties on surrender, and the Contract may have new charges.

This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information (“SAI”), dated April 30, 2010, has been filed with the Securities and Exchange Commission (“SEC”). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800)
366-0066, or access the SEC’s website (http://www.sec.gov). When looking for information regarding the contracts offered through the prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. The number is 333-85618. The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Contract has a premium credit option that is available for an additional charge. The expenses for a contract providing a premium credit, as this Contract does, may be higher than for contracts not providing a premium credit.
Over time, and under certain circumstances, the amount of the premium credit may be more than offset by the additional fees and charges associated with the premium credit. See “The Annuity Contract – Additional Credit to
Premium” for further information about the terms of the premium credit option. See “Charges and Fees – Charges
Deducted from the Subaccounts – Premium Credit Option Charge” for further information about the additional fees and charges associated with the premium credit option.

Allocations to a subaccount investing in a Trust or Fund (investment portfolio) is not a bank deposit and is not insured or guaranteed by any bank or by the Federal Deposit Insurance Corporation or any other government agency.

We pay compensation to broker/dealers whose registered representatives sell the Contract. See “Other
Contract Provisions – Selling the Contract” for further information about the amount of compensation we pay.

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The investment portfolios are listed on the next page.

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The investment portfolios currently available under your Contract are:

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ING Investors Trust	ING Partners, Inc.
ING American Funds Asset Allocation Portfolio	ING Baron Small Cap Growth Portfolio (Service Class)
ING American Funds Bond Portfolio	ING Davis New York Venture Portfolio (Service Class)
ING American Funds Growth Portfolio	ING JPMorgan Mid Cap Value Portfolio (Service Class)
ING American Funds Growth-Income Portfolio	ING Templeton Foreign Equity Portfolio (Service Class)
ING American Funds International Portfolio	ING T. Rowe Price Growth Equity Portfolio (Service Class)
ING American Funds World Allocation Portfolio (Class S)	ING Van Kampen Comstock Portfolio (Service Class)
ING Artio Foreign Portfolio (Class S)	ING Van Kampen Equity and Income Portfolio (Service Class)
ING BlackRock Inflation Protected Bond Portfolio (Class S)
ING BlackRock Large Cap Growth Portfolio (Class S)	ING Variable Funds
ING DFA Global All Equity Portfolio (Class S)	ING Growth and Income Portfolio (Class S)
ING FMRSM Diversified Mid Cap Portfolio (Class S)
ING Franklin Income Portfolio (Class S)	ING Variable Portfolios, Inc.
ING Franklin Mutual Shares Portfolio (Class S)	ING BlackRock Science and Technology Opportunities
ING Franklin Templeton Founding Strategy Portfolio (Class S)	Portfolio (Class S)
ING JPMorgan Small Cap Core Equity Portfolio (Class S)	ING EURO STOXX 50® Index Portfolio (ADV Class)
ING Liquid Assets Portfolio (Class S)	ING FTSE 100 Index® Portfolio (ADV Class)
ING Marsico Growth Portfolio (Class S)	ING Hang Seng Index Portfolio (Class S)
ING MFS Total Return Portfolio (Class S)	ING International Index Portfolio (Class S)
ING MFS Utilities Portfolio (Class S)	ING Japan TOPIX Index® Portfolio (ADV Class)
ING Morgan Stanley Global Franchise Portfolio (Class S)	ING Russell™ Large Cap Growth Index Portfolio (Class S)
ING Morgan Stanley Global Tactical Asset Allocation Portfolio	ING RussellTM Large Cap Index Portfolio (Class S)
(Class S)	ING Russell™ Large Cap Value Index Portfolio (Class S)
ING Oppenheimer Active Allocation Portfolio (Class S)	ING Russell™ Mid Cap Growth Index Portfolio (Class S)
ING PIMCO High Yield Portfolio ( Class S)	ING RussellTM Mid Cap Index Portfolio (Class S)
ING PIMCO Total Return Bond Portfolio (Class S)	ING RussellTM Small Cap Index Portfolio (Class S)
ING Pioneer Fund Portfolio (Class S)	ING Small Company Portfolio (Class S)
ING Pioneer Mid Cap Value Portfolio (Class S)	ING U. S. Bond Index Portfolio (Class S)
ING Retirement Conservative Portfolio (ADV Class)	ING WisdomTreeSM Global High-Yielding Equity Index
ING Retirement Growth Portfolio (ADV Class)	Portfolio (Class S)
ING Retirement Moderate Growth Portfolio (ADV Class)
ING Retirement Moderate Portfolio (ADV Class)	ING Variable Products Trust
ING Templeton Global Growth Portfolio (Class S)	ING MidCap Opportunities Portfolio (Class S)
ING T. Rowe Price Capital Appreciation Portfolio (Class S)
ING T. Rowe Price Equity Income Portfolio (Class S)	ING Intermediate Bond Portfolio (Class S)
ING Van Kampen Growth and Income Portfolio (Class S)
ING Wells Fargo Health Care Portfolio (Class S)	BlackRock Variable Series Funds, Inc.
ING Wells Fargo Omega Growth Portfolio (Class S)	BlackRock Global Allocation V.I. Fund (Class III)

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These investment portfolios comprise the subaccounts open to new premiums and transfers. More information can be found in the appendices. See Appendix A for all subaccounts and valuation information. Appendix B highlights each portfolio’s investment objective and adviser (and any subadviser or consultant), as well as indicates recent portfolio changes. If you received a summary prospectus for any of the underlying investment portfolios available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the portfolio's summary prospectus.

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TABLE OF CONTENTS

Page
INDEX OF SPECIAL TERMS	1
FEES AND EXPENSES	2
CONDENSED FINANCIAL INFORMATION	6
RELIASTAR OF NY SEPARATE ACCOUNT NY-B	7
RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK	7
THE TRUSTS AND FUNDS	9
CHARGES AND FEES	11
THE ANNUITY CONTRACT	18
LIVING BENEFIT RIDERS	26
WITHDRAWALS	59
TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)	62
DEATH BENEFIT CHOICES	66
THE INCOME PHASE	69
OTHER CONTRACT PROVISIONS	73
OTHER INFORMATION	77
FEDERAL TAX CONSIDERATIONS	78
STATEMENT OF ADDITIONAL INFORMATION	89
APPENDIX A – Condensed Financial Information	A1
APPENDIX B – The Investment Portfolios	B1
APPENDIX C – Fixed Interest Division	C1
APPENDIX D – Surrender Charge for Excess Withdrawals Example	D1
APPENDIX E – Examples of Minimum Guaranteed Income Benefit Calculation	E1
APPENDIX F – ING LifePay Plus and ING Joint LifePay Plus Partial Withdrawal Amount Examples	F1
APPENDIX G – Examples of Fixed Allocation Funds Automatic Rebalancing	G1
APPENDIX H – ING LifePay and ING Joint LifePay	H1
APPENDIX I – Minimum Guaranteed Withdrawal Benefit	I1

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INDEX OF SPECIAL TERMS

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

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Special Term	Page
Accumulation Unit	6
Annual Ratchet Enhanced Death Benefit	67
Annuitant	19
Cash Surrender Value	24
Contract Date	18
Contract Owner	18
Contract Value	24
Contract Year	18
Fixed Interest Allocation	25
Free Withdrawal Amount	12
GET Fund	9
Income Phase Payment Start Date	23
Net Investment Factor	6
Net Rate of Return	6
Restricted Funds	10
Standard Death Benefit	67

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The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

Term Used in This Prospectus	Corresponding Term Used in the Contract
Accumulation Unit Value	Index of Investment Experience
Contract Owner	Owner or Certificate Owner
Contract Value	Accumulation Value
Fixed Interest Allocation or Division	Fixed Allocation
Free Look Period	Right to Examine Period
Guaranteed Interest Period	Guarantee Period
Income Phase Payment Start Date	Annuity Commencement Date
Net Investment Factor	Experience Factor
Regular Withdrawals	Conventional Partial Withdrawals
Subaccount(s)	Division(s)
Transfer Charge	Excess Allocation Charge
Withdrawals	Partial Withdrawals

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FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. For more information about the fees and expenses, please see the “Charges and Fees” section later in the prospectus.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

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Surrender Charge:

Complete Years Elapsed	0	1	2	3	4	5	6	7+
Since Premium Payment
Surrender Charge (as a percentage of	6%	6%	6%	6%	5%	4%	3%	0%
Premium Payment)

Transfer Charge					$25 per transfer, if you make more
than 12 transfers in a contract year, currently zero

Overnight Charge[1]				$20

1 You may choose to have this charge deducted from the amount of a withdrawal you would like sent to you by overnight delivery service.

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The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

Annual Contract Administrative Charge $30

(We deduct this charge on each contract anniversary and on surrender. We waive this charge if the total of your premium payments is $50,000 or more or if your contract value at the end of a contract year is
$50,000 or more.)

Separate Account Annual Charges[1]
Contract without any of the optional living benefit riders that may be available

	Option	Option	Option
	Package I2	Package II	Package III
Mortality & Expense Risk Charge	1.10%	1.30%	1.45%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Total	1.25%	1.45%	1.60%

Premium Credit Option Charge[3]	0.50%	0.50%	0.50%
Total With Optional Premium Credit Charge	1.75%	1.95%	2.10%

1 As a percentage of average daily assets in each subaccount. These charges are deducted daily.

2 The option packages constitute different levels of death benefit coverage that are available with the Contract. Please see “Death Benefit Choices” for more information.

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3 When you elect the Premium Credit Option, we will add a credit to your Contract based on all premium payments received during your first contract year. There are circumstances under which all or part of a premium credit is subject to forfeiture in accordance with the following table:

Contract Year of	Percentage of Premium Credit
Surrender or	Forfeited (based on percentage of
Withdrawal	first year premium withdrawn)
Years 1-2	100%
Years 3-4	75%
Years 5-6	50%
Year 7	25%
Years 8+	0%

Please see “The Annuity Contract – Additional Credit to Premium” for more information.

The next tables show the charges for the optional riders that may be available with the Contract. You may add only one of the following living benefit riders to your Contract. For more information about which one may be right for you, please see “Living Benefit Riders.” For more information about the charges for the optional riders, please see “Charges and Fees – Optional Rider Charges.”

Optional Living Benefit Rider Charges[1]

Minimum Guaranteed Accumulation Benefit “MGAB” rider:

	Maximum Annual Charge	Current Annual Charge
(Charge Deducted Quarterly)
	1.00% of the MGAB Charge Base[2]	0.65% of the MGAB Charge Base[2]

Minimum Guaranteed Income Benefit “MGIB” rider:

	Maximum Annual Charge	Current Annual Charge
	1.50% of the MGIB Benefit Base[3]	0.75% of the MGIB Benefit Base[3]

ING LifePay Plus Minimum Guaranteed Withdrawal Benefit rider:

	Maximum Annual Charge	Current Annual Charge
(Charge Deducted Quarterly)
	2.00% of the ING LifePay Plus Base[4]	0.70% of the ING LifePay Plus Base[4]

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit rider:

	Maximum Annual Charge	Current Annual Charge
(Charge Deducted Quarterly)
	2.50% of the ING Joint LifePay Plus Base[5]	0.90% of the ING Joint LifePay Plus Base[5]

1	Optional rider charges are expressed as a percentage, rounded to the nearest hundredth of one percent. The basis for an optional rider charge may be a charge base, benefit base or contract value, as applicable. Optional rider charges are deducted from the contract value in your subaccount allocations. You may add only one optional rider to your Contract.

2	The MGAB Charge Base is calculated based on total premiums and any premium credits, if applicable, within a two-year period from the rider date. Please see “Charges and Fees - Optional Rider Charges – Minimum
Guaranteed Accumulation Benefit (MGAB)” and “Living Benefit Riders – Minimum Guaranteed Accumulation
Benefit Rider (the “MGAB” rider)” later in this prospectus for more information.

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3 The MGIB Benefit Base is equal to the greater of the MGIB Rollup Base and the MGIB Ratchet Base and is
calculated based on eligible premiums and premium credits, if applicable. Please see “Charges and Fees –
Optional Rider Charges – Minimum Guaranteed Income Benefit (MGIB)” and “Living Benefit Riders –
Minimum Guaranteed Income Benefit Rider (the “MGIB rider”)” later in this prospectus for more information.

4 The ING LifePay Plus Base is calculated based on premium, excluding any premium credits, if this rider is elected at contract issue. The ING LifePay Plus Base is calculated based on contract value, excluding any premium credits applied during the preceding 36 months, if this rider is added after contract issue. The current annual charge is 0.60% if this rider was purchased before February 2, 2009. The current annual charge can change upon a reset after your first five contract years. But you will never pay more than new issues of this rider, subject to the maximum annual charge. Please see “Charges and Fees – Optional Rider Charges – ING LifePay
Plus Minimum Guaranteed Withdrawal Benefit (ING LifePay Plus) Rider Charge” and “Living Benefit Riders –
ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider” later in this prospectus.

5 The ING Joint LifePay Plus Base is calculated based on premium, excluding any premium credits, if this rider is elected at contract issue. The ING Joint LifePay Plus Base is calculated based on contract value, excluding any premium credits applied during the preceding 36 months, if this rider is added after contract issue. The current annual charge is 0.80% if this rider was purchased before February 2, 2009. The current annual charge can change upon a reset after your first five contract years. But you will never pay more than new issues of this rider, subject to the maximum annual charge. Please see “Charges and Fees – Optional Rider Charges – ING Joint
LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING Joint LifePay Plus) Rider Charge” and “Living
Benefit Riders – ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”)
Rider” later in the prospectus.

The next two tables show the total annual charges you could pay based on the amounts you have invested in the subaccounts (unless otherwise indicated), for the Contract and each death benefit and the most expensive combination of riders possible. Maximum and current charges are shown, but not the Annual Contract
Administrative Charge. Also, these tables do not show the Trust or Fund Expenses. Please note that the bases for some charges may differ somewhat. For example, the charge for the ING Joint LifePay Plus rider is based on the
ING Joint LifePay Plus Base, which can be higher than contract value, leading to higher charges than would be the case if it were based on contract value. Nevertheless, for purposes of these tables, we have assumed that the value of the amounts invested in the subaccounts and the ING Joint LifePay Plus Base are both the same as the contract value. The charge for the Premium Credit Option lasts for your first seven contract years following the credit.

Separate Account Annual Charge Tables

MAXIMUM CHARGES	Option	Option	Option
	Package I	Package II	Package III
Mortality & Expense Risk Charge	1.10%	1.30%	1.45%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Premium Credit Option Charge	0.50%	0.50%	0.50%
Maximum ING Joint LifePay MGWB Rider
Charge (as percentage of the ING Joint
LifePay Plus Base)	2.50%	2.50%	2.50%
Total	4.25%	4.45%	4.60%

CURRENT CHARGES	Option	Option	Option
	Package I	Package II	Package III
Mortality & Expense Risk Charge	1.10%	1.30%	1.45%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Premium Credit Option Charge	0.50%	0.50%	0.50%
Current ING Joint LifePay MGWB Rider
Charge (as percentage of the ING Joint
LifePay Plus Base)	0.90%	0.90%	0.90%
Total	2.65%	2.85%	3.00%

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The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

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Total Annual Trust or Fund Operating Expenses[1]	Minimum	Maximum
(expenses that are deducted from Trust or Fund assets, including
management fees, distribution and/or service (12b-1) fees, and other	0.54%	2.76%
expenses):

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1 No waiver or reimbursement arrangements are reflected. These expenses reflect the expenses of the other (acquired)
funds with a fund of funds. No Trust or Fund currently charges a redemption fee. For more information about redemption fees, please see “Charges and Fees – Charges Deducted From the Contract Value – Redemption Fees.”

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Example

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The example assumes that you invest $10,000 in the Contract for the time periods indicated. The costs reflected are the maximum charges for the Contract with the most expensive death benefit option and the most expensive living benefit rider. The example also assumes that your investment has a 5% return each year and assumes the maximum Trust or Fund Expenses. Excluded are the premium credit option and its charge, premium taxes and any transfer charges.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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1) If you surrender or annuitize* your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,287	$2,683	$4,007	$7,206
2) If you do not surrender your contract:
1 year	3 years	5 years	10 years
$687	$2,083	$3,507	$7,206

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*	Surrender charges may apply if you choose to annuitize your Contract within the first year, and under certain circumstances, within the first seven contract years.

Compensation is paid for the sale of the Contracts. For information about this compensation, see “Other Contract
Provisions – Selling the Contract.”

Fees Deducted by the Funds
Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses.
Please see “Charges and Fees – Trust and Fund Expenses” for more information.

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5

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. Please see “Charges and Fees – Trust and Fund Expenses”
for more information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Accumulation Unit
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account NY-B of
ReliaStar of NY (“Separate Account NY-B”) has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of Separate Account NY-B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A —
Condensed Financial Information – for the lowest and highest combination of asset-based charges. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract. Complete information is available in the SAI.

The Net Investment Factor
The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

1)	We take the net asset value of the subaccount at the end of each business day.

2)	We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

3)	We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

4)	We then subtract the applicable daily charges from the subaccount: the mortality and expense risk charge; the asset-based administrative charge; the premium credit option charge, if applicable; any optional rider charges; and, for the GET Fund subaccount only, the daily GET Fund guarantee charge.

Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

Financial Statements
The statements of assets and liabilities, the related statements of operations, and the statements of changes of
Separate Account NY-B and the financial statements of ReliaStar of NY are included in the Statement of Additional
Information.

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RELIASTAR OF NY SEPARATE ACCOUNT NY-B

ReliaStar of NY Separate Account NY-B (“Separate Account NY-B”) was established as a separate account of First
Golden American Life Insurance Company of New York (“First Golden”) on June 13, 1996. It became a separate account of ReliaStar of NY as a result of the merger of First Golden into ReliaStar of NY effective April 1, 2002. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”).
Separate Account NY-B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account NY-B but such assets are kept separate from our other accounts.

Separate Account NY-B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account NY-B without regard to any other income, gains or losses of the
Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account NY-
B. If the assets in Separate Account NY-B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the
Contracts.

Unlike Separate Account NY-B, the general account is not segregated or insulated from the claims of the
Company’s creditors.

Note: We currently offer other variable annuity contracts that invest in Separate Account NY-B but are not discussed in this prospectus. Separate Account NY-B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see “The Annuity Contract — Addition, Deletion, or Substitution of Subaccounts and Other
Changes.”

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RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

ReliaStar of NY is a New York stock life insurance company originally incorporated on June 11, 1917 under the name The Morris Plan Insurance Society. ReliaStar of NY is authorized to transact business in all states, the District of Columbia, the Dominican Republic and the Cayman Islands and is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. Until October 1, 2003, ReliaStar of NY was a wholly owned subsidiary of Security-
Connecticut Life Insurance Company (“Security-Connecticut”). Effective October 1, 2003, Security-Connecticut
merged with and into its parent, ReliaStar Life Insurance Company (“ReliaStar”). ReliaStar is an indirect wholly owned subsidiary of ING Groep, N.V. (“ING”), a global financial services holding company, based in The
Netherlands. Although we are a subsidiary of ING, ING is not responsible for the obligations under the Contract.
The obligations under the Contract are solely the responsibility of ReliaStar of NY.

Directed Services LLC, the distributor of the Contracts and the investment manager of the ING Investors Trust, is also a wholly owned indirect subsidiary of ING. ING also indirectly owns ING Investments, LLC and ING
Investment Management Co., portfolio managers of the ING Investors Trust and the investment managers of the
ING Variable Insurance Trust, ING Variable Products Trust and ING Variable Product Portfolios, respectively.

As part of a restructuring plan approved by the European Commission, ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation over the next four years by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales or combinations thereof.

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Our principal office is located at 1000 Woodbury Road, Suite 208, Woodbury, New York 11797.

Regulatory Matters
As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters. Federal and state regulators, and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and disclosure. The Company and certain of its U.S.
affiliates have received formal and informal requests in connection with such investigations, and have cooperated and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision;
arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the SEC pursuant to the Securities
Exchange Act of 1934, as amended.

Action has been or may be taken by regulators with respect to the Company or certain affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code. (See “Federal Tax Considerations” for further discussion of

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some of these requirements.) Failure to administer certain nonqualified contract features (for example, contractual annuity start dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

THE TRUSTS AND FUNDS

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You will find information about the Trusts and Funds currently available under your Contract in “Appendix
B — The Investment Portfolios.” A prospectus containing more information on each Trust or Fund may be obtained by calling our Customer Service Center at 800-366-0066. You should read the prospectus carefully before investing.

Certain funds are designated as “Master-Feeder” or “Retirement Funds.” Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the Retirement Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. Consult with your investment professional to determine if the Portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees or Directors of Trusts or Funds, and
any insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

ING GET U.S. Core Portfolio
An ING GET U.S. Core Portfolio (“GET Fund”) series may be available during the accumulation phase of the
Contract. We make a guarantee, as described below, when you allocate money into a GET Fund series. Each GET
Fund series has an offering period of six months which precedes the guarantee period. The GET Fund investment option may not be available under your Contract or in your state. The GET Fund may not be available through all broker dealer selling firms.

You may not allocate money into a GET Fund series if you elect an optional benefit rider. Effective June 21,
2007, no new series of the GET Fund are available.

Various series of the GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series. The Company makes a guarantee when you direct money into a GET Fund series. We guarantee that the value of an accumulation unit of the GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the GET Fund series as of the last day of the offering period, less charges not reflected in the accumulation unit value and any amounts you transfer or withdraw from the GET Fund subaccount for that series. The value of dividends and distributions made by the GET
Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET Fund investment on the maturity date is no less than its value as of the last day of the offering period. If you withdraw or transfer funds from a GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The GET Fund subaccount is not available for dollar cost averaging or automatic rebalancing.

Before the maturity date, we will send a notice to each contract owner who has allocated amounts to the GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Fund series amounts. If you do not make a choice, on the maturity date we will transfer your

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GET Fund series amounts to another available series of the GET Fund that is then accepting deposits. If no GET
Fund series is then available, we will transfer your GET Fund series amounts to the fund or funds that we designate.

Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the ING GET U.S. Core
Portfolio investment option, including charges and expenses.

Covered Funds and Special Funds
For purposes of determining benefits under the living benefit riders, we assign the investment options (the investment portfolios available under your Contract) to one of two categories, Covered Funds or Special Funds.
Allocations to Covered Funds participate fully in the calculations to determine the value of your guaranteed benefits under a living benefit rider. Allocations to Special Funds could affect the optional benefit rider guarantee that may otherwise be provided because Special Funds do not participate fully in the calculations to determine the value of your guaranteed benefit under a living benefit rider. Assets in Covered Funds generally provide a higher living benefit than those allocated to Special Funds. Designation of investment options under these categories may vary by benefit. Please see “Living Benefit Riders” for more information.

We may, with 30 days notice to you, designate any investment option as a Special Fund, but only with respect to new premiums added to such investment option and also with respect to new transfers to such investment option.

Restricted Funds
Restricted Funds are not related specifically to the living benefit riders. Rather, Restricted Funds are investment options for which we have limited the amount that may be invested, either on an aggregate basis or an individual basis. We may designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing Contracts with respect to new premiums added to the investment options and with respect to new transfers to the investment options. We may establish any such limitation, at our discretion, as a percentage of premium or contract value or as a specified dollar amount and change the limitation at any time. To the extent an investment option is designated both a Restricted
Fund and a Special Fund, allocations to such investment option may limit your participation in the determination of your guaranteed benefits under a living benefit rider as well as the amount you may allocate to such investment option.

Currently, we have not designated any investment option as a Restricted Fund. We may, with 30 days notice to you, designate any investment portfolio as a Restricted Fund or change the limitations on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. If a change is made with regard to designation as a Restricted Fund or applicable limitations, such change will apply only to transactions effected after such change and will not apply to amounts that may exceed these limitations due solely to a change in designation.

We limit your investment in the Restricted Funds on both an aggregate basis for all Restricted Funds and for each individual Restricted Fund. The aggregate limits for investment in all Restricted Funds are expressed as a percentage of contract value, percentage of premium and maximum dollar amount. Currently, your investment in two or more Restricted Funds would be subject to each of the following three limitations: no more than 30 percent of contract value; up to 100 percent of each premium; and no more than $999,999,999. We may change these limits, at our discretion, for new contracts, premiums, transfers or withdrawals.

In addition to limiting your investment in the Restricted Funds on an aggregate basis, we limit your investment in each individual Restricted Fund. The limits for investment in each Restricted Fund are expressed as a percentage of contract value, percentage of premium and maximum dollar amount. Currently, the limits for investment in an individual Restricted Fund are the same as the aggregate limits set forth above. We may change these limits, at our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g.
premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Fund has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Fund. However, if an aggregate limit has been exceeded, withdrawals must be taken either from the Restricted Funds or taken pro-rata from all investment options in which contract value is

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allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will allocate pro-rata the portion of any premium payment that exceeds the limits with a Restricted Fund to your other investment option choices not designated as Restricted Funds, or to a specially designated subaccount if there are none (currently, the ING Liquid Assets Portfolio), unless you instruct us otherwise.

We will not permit a transfer to the Restricted Funds to the extent that it would increase the contract value in the
Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in Restricted Funds, the reallocation will be permitted even if the percentage of contract value in a Restricted
Fund is greater than its limit.

Please see “Withdrawals” and “Transfers Among Your Investments (Excessive Trading Policy)” in this prospectus for more information on the effect of Restricted Funds.

CHARGES AND FEES

We deduct the Contract charges described below to compensate us for our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the
Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. Some of the charges are for optional riders, so they are only deducted if you elect to purchase the rider. The amount of a
Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts. The expenses for a contract providing a premium credit, as this Contract does, may be higher than for contracts not providing a premium credit. Over time, and under certain circumstances, the amount of the premium credit may be more than offset by the additional fees and charges associated with the premium credit.

Charge Deduction Subaccount
You may elect to have all charges, except daily charges, against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the ING Liquid Assets Portfolio for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending notice to our
Customer Service Center in a form satisfactory to us.

Charges Deducted from the Contract Value
We deduct the following charges from your contract value:

Surrender Charge. We will deduct a contingent deferred sales charge (a “surrender charge”) if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 7-year period from the date we receive and accept a premium payment. The surrender charge is a percentage of each premium payment withdrawn. This charge is intended to cover sales expenses that we have incurred. The surrender charge will be based on the total amount withdrawn, including the amount deducted for the surrender charge. It will be deducted from the contract value remaining after you have received the amount requested for withdrawal. The surrender charge is not based on or deducted from the amount you requested as a withdrawal. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges.
The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment withdrawn as follows:

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Complete Years Elapsed	0	1	2	3	4	5	6	7+
Since Premium Payment
Surrender Charge (as a percentage of	6%	6%	6%	6%	5%	4%	3%	0%
Premium Payment)

Nursing Home Waiver. You may withdraw all or a portion of your contract value without a surrender charge if:

1)	at the time you first begin receiving care, more than one contract year has elapsed since the contract date;
2)	the withdrawal is requested during the period of care or within 90 days after the last day of care; and
3)	you have spent at least 45 days during a 60 day period in such nursing care facility.

You must submit satisfactory written proof of illness or incapacity. We may require an examination, at our cost, by a physician of our choice. We will not waive the early withdrawal charge if you were in a nursing care facility for at least one day during the two week period immediately preceding or following the contract date. It will also not apply to Contracts where prohibited by state law. Please note that these withdrawals are subject to the premium credit recapture provisions.

Terminal Illness Waiver. You may withdraw all or a portion of your contract value without a surrender charge if:

1)	You are first diagnosed by a qualified medical professional, on or after the first contract anniversary, as having a terminal illness; and

2)	You submit satisfactory written proof of illness.

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We may require an examination, at our cost, by a physician of our choice.

Free Withdrawal Amount. The Free Withdrawal Amount is 10% of contract value, based on the contract value on the date of the withdrawal, less any withdrawals during that contract year. Under Option Package III, any unused percentage of the 10% Free Withdrawal Amount from a contract year will carry forward into successive contract years, based on the percentage remaining at the time of the last withdrawal in that contract year. In no event will the free withdrawal amount at any time exceed 30% of contract value.

Surrender Charge for Excess Withdrawals. We will deduct a surrender charge for excess withdrawals which may include a withdrawal you make to satisfy required minimum distribution requirements under the Tax Code. We consider a withdrawal to be an “excess withdrawal” when the amount you withdraw in any contract year exceeds the
Free Withdrawal Amount. When you are receiving systematic withdrawals, any combination of regular withdrawals and systematic withdrawals taken will be included in determining the amount of the excess withdrawals.
Systematic withdrawals are periodic
scheduled withdrawals of a fixed amount or an amount based upon a percentage of contract value. For more information about systematic withdrawals, please see “Withdrawals – Systematic Withdrawals.” An excess withdrawal is a partial surrender of the Contract subject to a surrender charge, which we will deduct from the contract value that remains after an excess withdrawal in proportion to your subaccount allocations.

For the purpose of calculating the surrender charge for an excess withdrawal: (a) we treat premiums as being withdrawn on a first-in, first-out basis; and (b) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in
Appendix D. Earnings for purposes of calculating the surrender charge for excess withdrawals may not be the same as earnings under federal tax law.

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Premium Taxes. We may make a charge for state and local premium taxes depending on your state of residence. The tax can range from 0% to 3.5% of each premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence. There is currently no premium tax in the State of New York.

We deduct the premium tax from your contract value on the income phase payment start date. In the event that you have selected the Minimum Guaranteed Income Benefit rider and you elect to receive income payments under it rather than the Contract, then we will deduct the premium tax from the MGIB Benefit Base. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the income phase payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal, or on the income phase payment start date.

Administrative Charge. We deduct an annual administrative charge on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract unless waived under conditions established by ReliaStar of NY. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

Transfer Charge. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge from the subaccounts and the Fixed Interest Allocations from which each such transfer is made in proportion to the amount being transferred from each such subaccount and Fixed Interest
Allocation unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose.

Overnight Charge. You may choose to have a $20 overnight charge deducted from the amount of a withdrawal you would like sent to you by overnight delivery service.

Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Charges Deducted from the Subaccounts

Mortality and Expense Risk Charge. The mortality and expense risk charge is deducted each business day.
The amount of the mortality and expense risk charge depends on the option package you have elected. The option packages constitute different levels of death benefit coverage that are available with the Contract. Please see “Death
Benefit Choices” for more information. The charge is deducted on each business day and is a percentage of average daily assets based on the assets you have in each subaccount. The mortality and expense risk charge compensates the Company for death benefit and annuitization risks and the risk that expense charges will not cover actual expenses. In the event there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts and the premium credit option.

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Option Package I		Option Package II		Option Package III
	Annual		Annual		Annual
	Charge		Charge		Charge
Annual	Expressed as	Annual	Expressed as	Annual	Expressed as
Charge	Daily Rate	Charge	Daily Rate	Charge	Daily Rate
1.10%	0.0030%	1.30%	0.0036%	1.45%	0.0040%

Asset-Based Administrative Charge. The amount of the asset-based administrative charge, on an annual

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basis, is equal to 0.15% of the assets you have in each subaccount for each since the previous business day. The charge is deducted on each business day at the rate of .0004% from your assets in each subaccount.

Premium Credit Option Charge. The amount of the asset-based premium credit option charge, on an annual basis, is equal to 0.50% of the assets you have in each subaccount. The charge is deducted from your assets in each subaccount on each business day at the rate of 0.0014% for seven years following credit of the premium credit. This charge will also be deducted from amounts allocated to the Fixed Interest Division, resulting in a 0.50% reduction in the interest which would otherwise have been credited to your Contract during the seven contract years following credit of the premium credit. The cost of providing the premium credit is generally covered by the premium credit option charge, the recapture schedule for forfeiture of the credit on surrenders, withdrawals and death, and, to some degree, by the mortality and expense risk charge. We expect to make a profit on those contracts under which the premium credit option is elected.

Optional Rider Charges. Some features and benefits of the Contract, if available, are available by rider for an additional charge. Please check your application for the Contract to be sure. Once elected, a rider cannot be canceled independently of the Contract. So long as the rider is in effect, we will deduct a separate quarterly charge for the optional benefit rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. We deduct the rider charge on each of the Contract’s quarterly anniversary dates (defined below) in arrears, meaning we deduct the first charge on the first quarterly anniversary date following the rider date. If the rider is added to an existing Contract, the first quarter’s charge will be reduced proportionally for the portion of the quarter that the rider was not in effect. Rider charges are expressed as a percentage, rounded to the nearest hundredth of one percent.

A “quarterly anniversary date” is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May
12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month.
If the quarterly anniversary date falls on a weekend or a holiday, we will use the value as of the subsequent business day.

For a description of the rider and the defined terms used in connection with the riders, see “Living Benefit Riders.”

Minimum Guaranteed Accumulation Benefit (MGAB). The charge for the MGAB rider is as follows:

Waiting Period	As an Annual Charge	As a Quarterly Charge
10 Year	0.65% of the MGAB Charge Base	0.17% of the MGAB Charge Base

The MGAB Charge will be charged during the 10-year waiting period starting on the rider date and ending on the MGAB Benefit Date. The MGAB Charge Base is the total of premiums and any premium credits, if applicable, added during the two-year period commencing on the rider date if you purchase the rider on the contract date, or, your contract value on the rider date plus premiums and any premium credits, if applicable, added during the two-
year period commencing on the rider date if you purchased the rider after the contract date, reduced pro-rata for all withdrawals taken while the MGAB rider is in effect, including any systematic withdrawals, and reduced pro-rata for any transfers between subaccounts or between a subaccount and a Fixed Interest Allocation made during the three-year period before the MGAB date. Withdrawals and transfers may reduce the applicable MGAB Charge
Base by more than the amount withdrawn or transferred. See “Living Benefit Riders.”

Minimum Guaranteed Income Benefit (MGIB). The charge for the MGIB rider is as follows:

Current Annual Charge	Maximum Annual Charge
(Charge Deducted Quarterly)
0.75% of the MGIB Benefit Base	1.50% of the MGIB Benefit Base

Please see “Living Benefit Riders - Minimum Guaranteed Income Benefit Rider (the “MGIB Rider”)” for a description of the MGIB Benefit Base and the MGIB Rate.

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ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING LifePay Plus) Rider Charge. The charge for the ING LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
2.00%	0.70%

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The current annual charge is 0.60% if you purchased this rider before February 2, 2009. The charge is a percentage of the ING LifePay Plus Base, which we deduct in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter following the rider effective date.
If the rider is elected at contract issue, the rider effective date is the same as the contract date. If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. The charge will be pro-rated when the rider is terminated. Charges will also be pro-rated when your rider enters either the Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status. (No charge is deducted thereafter.) Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. The current charge can change upon a reset after your first five contract years. You will never pay more than new issues of this rider, subject to the maximum annual charge. For more information about how this rider works, including when Lifetime Automatic Periodic
Benefit Status begins, please see “Living Benefit Riders – ING LifePay Plus/Joint LifePay Plus Minimum
Guaranteed Withdrawal Benefit Riders.”

Please Note: The above information pertains to the form of the ING LifePay Plus rider which was available for sale from May 1, 2009 until March 15, 2010. If you purchased a prior version of the ING LifePay Plus rider, please see
Appendix H for more information.

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING Joint LifePay Plus) Rider
Charge. The charge for the ING Joint LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

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Maximum Annual Charge	Current Annual Charge
2.50%	0.90%

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The current annual charge is 0.80% if you purchased this rider before February 2, 2009. The charge is a percentage of the ING Joint LifePay Plus Base, which we deduct in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter following the rider effective date. If the rider is elected at contract issue, the rider effective date is the same as the contract date. If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. The charge will be pro-rated when the rider is terminated. Charges will also be pro-rated when your rider enters either the Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status.
(No charge is deducted thereafter.) Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit
Status occurs if your contract value is reduced to zero and other conditions are met. The current charge can be subject to change upon a reset after your first five contract years. You will never pay more than new issues of this rider, subject to the maximum annual charge. For more information about how this rider works, including when
Lifetime Automatic Periodic Benefit Status begins, please see “Living Benefit Riders – ING Joint LifePay Plus
Minimum Guaranteed Withdrawal Benefit Rider.”

Please Note: The above information pertains to the form of the ING Joint LifePay Plus rider which was available for sale from May 1, 2009 until March 15, 2010. If you purchased a prior version of the ING LifePay Plus rider, please see Appendix H for more information.

ING GET U.S. Core Portfolio Guarantee Charge. Effective June 21, 2007, no new series of the GET Fund are available. The GET Fund guarantee charge is deducted each business day during the guarantee period if you elect to invest in the GET Fund. The amount of the GET Fund guarantee charge is 0.50% and is deducted from amounts allocated to the GET Fund investment option. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the GET Fund subaccount. See “The Trust and Funds- ING GET U.S. Core Portfolio.”

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Trust and Fund Expenses
As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The company may receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the Contract. This revenue is one of several factors we consider when determining the Contract fees and charges and whether to offer a fund through our policies. Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC or another company affiliate, generate the largest dollar amount of revenue for the company. Affiliated funds may also be subadvised by a company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the company. The company expects to make a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

Types of Revenue Received from Affiliated Funds.

The types of revenue received by the company from affiliated funds may include:

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·	A share of the management fee deducted from fund assets;
·	Service fees that are deducted from fund assets;
·	For certain share classes, compensation paid out of 12b-1 fees that are deducted from fund assets; and
·	Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

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These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue may be retained by the affiliated investment adviser and ultimately shared with the company. The company receives additional amounts related to affiliated funds in the form of intercompany payments from the fund’s investment adviser or the investment adviser’s parent. These revenues provide the company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Types of Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The types of revenues received by the company or its affiliates from unaffiliated funds include:

· For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets;
and

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·	Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

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These revenues are received as cash payments, and if the unaffiliated fund families currently offered through the contract that made cash payments to us were individually ranked according to the total amount they paid to the company or its affiliates in 2009, in connection with the registered annuity contracts issued by the company, that ranking would be as follows:

· BlackRock Variable Series Funds, Inc.

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the company or its affiliates in 2009, the affiliated funds would be at the top of the list.

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In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. The “fund of funds” available under the Contract are identified in the list of investment portfolios toward the front of this prospectus.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. For more information, please see “Other Contract Provisions – Selling the Contract.”

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THE ANNUITY CONTRACT

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The
Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and
Funds through Separate Account NY-B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Interest Division. See Appendix C and the Fixed Interest Division Offering Brochure for more information on the Fixed Interest Division. If you have any questions concerning this Contract, contact your registered representative or call our Customer Service Center at 1-800-366-0066.

Contract Date and Contract Year
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

Contract Owner
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are

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multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners. In the event a selected death benefit is not available, Option Package I will apply.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit then due. The sole contract owner’s estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation. See “Joint Owner,” below.

Joint Owner
For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect.
Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select Option Package I.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See “Change of Contract Owner or Beneficiary,” below. If you have elected Option Package II or III, and you add a joint owner, if the older joint owner is attained age 85 or under, the death benefit from the date of change will be the Option Package I death benefit. If the older joint owner’s attained age is 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Note that returning a Contract to single owner status will not restore any death benefit. Unless otherwise specified, the term “age” when used for joint owners shall mean the age of the oldest owner.

Annuitant
The annuitant is the person designated by you to be the measuring life in determining income phase payments. On and after May 1, 2009, a joint annuitant may also be designated. The annuitant’s age determines when the income phase must begin and the amount of the income phase payments to be paid. In the case of a non-natural owner and joint annuitants, the oldest annuitant’s age is used. You are the annuitant unless you choose to name another person.
The annuitant may not be changed after the Contract is in effect, except as described below.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the income phase payment start date. If the annuitant dies before the income phase payment start date and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

If there is no contingent annuitant when the annuitant dies before the income phase payment start date, the contract owner will become the annuitant. In the event of joint owners, the youngest will be the contingent annuitant, unless you elect otherwise. The contract owner may designate a new annuitant within 60 days of the death of the annuitant.

When the annuitant dies before the income phase payment start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant’s estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax advisor for more information if the contract owner is not an individual.

Beneficiary
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who may become the successor contract owner if the contract owner who is a spouse (or the annuitant if the contract owner is other than an individual) dies before the income phase payment start date. We pay death

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benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner’s estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries, unless you indicate otherwise in writing.

Change of Contract Owner or Beneficiary
During the annuitant’s lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the Contract. The new owner’s age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner’s death will determine when a death benefit is payable.

If you have elected Option Package I, the death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For Option Package II or III, if the new owner is age 79 or under on the date that ownership changes, the death benefit will continue. If the new owner is age 80 to 85, under Option Package II or
III, the death benefit will end, and the death benefit will become the Option Package I death benefit. For all death benefit options, 1) if the new owner’s attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a Trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit.
Please note that once a death benefit has been changed due to a change in owner, it will not be restored by a subsequent change to a younger owner.

You have the right to change beneficiaries during the annuitant’s lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary’s right to elect an annuity option or receive a lump sum payment. If so, such rights or options will not be available to the beneficiary. In the event of joint owners, all must agree to change a beneficiary.

In the event of a death claim, we will honor the form of payment of the death benefit specified by the beneficiary to the extent permitted under Section 72(s) of the Tax Code. You may also restrict a beneficiary’s right to elect an income phase payment option or receive a lump-sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center in good order. Please date your request. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

A change of owner likely has tax consequences. See “Federal Tax Considerations” in this prospectus.

Purchase and Availability of the Contract

We are no longer offering the Contract for sale to new purchasers.

There are three option packages available under the Contract. You select an option package at the time of application. Each option package is unique. The minimum initial payment to purchase the Contract depends on the option package that you elect.

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	Option Package I	Option Package II	Option Package III
Minimum Initial	$15,000 (non-qualified)	$5,000 (non-qualified)	$5,000 (non-qualified)
Payment	$1,500 (qualified)	$1,500 (qualified)	$1,500 (qualified)

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The maximum issue age is 80 or younger at the time of application to purchase a Contract with Option Package I.
With Option Package II or Option Package III, the maximum issue age is also 80 or younger at the time of application, SO LONG AS you elect the MGAB rider, the ING LifePay Plus rider or the ING Joint LifePay Plus rider. Otherwise, the maximum issue age is 75 for a Contract with Option Package II or Option Package III. Before
April 28, 2008, the maximum issue age was 80 for a Contract with either Option Package II or Option Package III.

You may make additional premium payments up to the contract anniversary after your 86th birthday. The minimum additional premium payment we will accept is $50 regardless of the option package you select. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed
$1,500,000 requires our prior approval.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract: (1) if you are looking for a short-term investment; (2) if you cannot risk getting back less money than you put in; or (3) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract. When considering an investment in the Contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

Replacing an existing insurance contract with this Contract may not be beneficial to you. Before purchasing the Contract, determine whether your existing contract will be subject to any fees or penalties upon surrender. Also, compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the Contract described in this prospectus.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See “Charges and Fees” in this prospectus. If you are considering an Enhanced Death Benefit
Option and your contract will be an IRA, see “Federal Tax Considerations – Tax Consequences of Living
Benefits and Death Benefit” in this prospectus.

Loans are not allowed on a Contract issued as a Tax Code Section 403(b) annuity.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

Crediting of Premium Payments
We will process your initial premium and any premium credits, if applicable, within 2 business days after receipt and allocate the payment according to the instructions you specify at the accumulation unit value next determined, if the application and all information necessary for processing the Contract are complete. Subsequent premium payments will be processed within 1 business day if we receive all necessary information. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative within 5 days, we will consider the application incomplete. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account NY-B specified by you within 2 business days.

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If your premium payment was transmitted by wire order from your broker-dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker-dealer.

1)	If either your state or broker-dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within five days of the premium payment. If we do not receive the application or form within five days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid, in which case we will comply.

2)	If your state and broker-dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and
Delivery Statement for your execution. Until our Customer Service Center receives the executed
Contract Acknowledgement and Delivery Statement, neither you nor the broker-dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g. signature guarantee).

We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available (including due to a fund purchase restriction) or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation. For any subsequent premium payments, the payment and any premium credits, if applicable, designated for a subaccount of Separate Account
NY-B, will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment and any premium credit, if applicable, to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account NY-B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

We may require that an initial premium designated for a subaccount of Separate Account NY-B or the Fixed Interest
Division be allocated with the added premium credit, if applicable, to a subaccount specially designated by the
Company (currently, the ING Liquid Assets Portfolio) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $500, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

Additional Credit to Premium
At the time of application, you may elect the premium credit option. If you so elect, a credit will be added to your
Contract based on all premium payments received during the first contract year (“initial premium”). The credit will be 4% of the initial premium and will be allocated among each subaccount and Fixed Interest Allocation you have selected in proportion to your allocation of the applicable premium in each investment option.

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Currently, the premium credit option is available only if elected at the time of application prior to issuance of the
Contract and in combination with the Contract’s other optional riders, subject to the following limitation. For
Contracts purchased before September 4, 2007, the premium credit option was not available with the MGIB rider.
We reserve the right to make the premium credit option available to inforce contract owners. Also, the premium credit option may not be available through all broker-dealers.

We may increase, decrease or discontinue the premium credit at our discretion. We will give you at least 45 days notice of any planned change to the premium credit option.

The daily mortality and expense risk charge and the daily administrative charge under this Contract are greater than that under contracts not providing a premium credit. There is also a separate charge for the premium credit which is an asset-based charge deducted daily from your contract value. Please see “Charges and Fees” for a description of this charge.

The premium credit constitutes earnings (and not premiums paid by you) for federal tax purposes.

In any of the following circumstances, we deduct part or all of a premium credit from the amount we pay to you or your beneficiary:

1)	If you return your Contract within the free look period, we will deduct the entire premium credit from the refund amount;

2)	If a death benefit becomes payable, we will deduct any premium credits added to your Contract after or within 12 months of the date of death; and

3)	If you surrender your Contract or take a withdrawal, we will deduct a portion of the premium credit added to your contract value based on the percentage of first year premium withdrawn and the contract year of surrender or withdrawal in accordance with the following table:

Contract Year of	Percentage of Premium Credit
Surrender or	Forfeited (based on percentage of
Withdrawal	first year premium withdrawn)
Years 1-2	100%
Years 3-4	75%
Years 5-6	50%
Year 7	25%
Years 8+	0%

If we deduct a credit from any amount we pay to you, we will deduct the full dollar amount of the premium credit.
You will retain any gains, and you will also bear any losses, that are attributable to the premium credit we deduct.
No forfeiture of premium credit applies to withdrawals of contract value representing the annual free withdrawal amount or to withdrawals of contract value representing earnings.

There may be circumstances under which the contract owner may be worse off from having received a premium credit. For example, this could occur if the contract owner returns the Contract during the applicable free look period. Upon a free look, we recapture the premium credit that had been credited. If the state law provides that contract value is returned on a free look, and if the performance of the applicable subaccounts has been negative during that period, we will return the contract value less the premium credit.
Negative performance associated with the premium credit will reduce the contract value more than if the premium credit had not been applied.

Income Phase Payment Start Date
The income phase payment start date is the date you start receiving income phase payments under your Contract.
The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase; and the income phase. The accumulation phase is the period between the contract date and the income phase payment start date.

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The income phase begins when you start receiving regular income phase payments from your Contract on the income phase payment start date.

Administrative Procedures
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements. Please be advised that the risk of fraudulent transaction is increased with telephonic or electronic instructions (for example, a facsimile withdrawal request form), even if appropriate identifying information is provided.

Contract Value
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of
(a) the contract value in the Fixed Interest Allocations, and (b) the contract value in each subaccount in which you are invested.

Contract Value in the Subaccounts. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid plus any premium credit, if applicable, that was designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed
Interest Allocation specified by you.

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

1)	We take the contract value in the subaccount at the end of the preceding business day.
2)	We multiply (1) by the subaccount’s Net Rate of Return since the preceding business day.
3)	We add (1) and (2).
4)	We add to (3) any additional premium payments plus any premium credits, if applicable, and then add or subtract any transfers to or from that subaccount.
5)	We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

Cash Surrender Value
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to
Fixed Interest Allocations. See the Fixed Interest Division Offering Brochure for a description of the calculation of values under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee, and any other charges incurred but not yet deducted.

Surrendering to Receive the Cash Surrender Value. You may surrender the Contract at any time while the annuitant is living and before the income phase payment start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of all paperwork required in order for us to process your surrender. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the ING Liquid Assets Portfolio) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

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Consult your tax advisor regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59½ may result in a 10% tax penalty. See “Federal Tax Considerations” for more details.

The Subaccounts
Each of the subaccounts of Separate Account NY-B offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account NY-B invests in a corresponding portfolio of a Trust or Fund.

Addition, Deletion or Substitution of Subaccounts and Other Changes
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements, including prior SEC approval.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required), combine two or more accounts or substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals, or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using the substitute or proposed replacement portfolio unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces.

We also reserve the right, subject to SEC approval, to: (i) deregister Separate Account NY-B under the 1940 Act;
(ii) operate Separate Account NY-B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account NY-B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account NY-B; and (v)
combine Separate Account NY-B with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

The Fixed Interest Allocation (Fixed Interest Division)
The Fixed Interest Allocation is the Fixed Interest Division, which is part of the ReliaStar of New York general account. The general account contains all of the assets of ReliaStar of New York other than those in certain separate accounts. Allocation of any amount to the Fixed Interest Division does not entitle you to share directly in the performance of these assets. Assets supporting amounts allocated to the Fixed Interest Division are available to fund the claims of all classes of our customers, owners, and other creditors. See Appendix C and the Fixed Interest
Division Offering Brochure for more information. You may not allocate contract value to the Fixed Interest
Division if you elect one of the living benefit riders.

Other Contracts
We and our affiliates offer various other products with different features and terms than the Contracts, and that may offer some or all of the same investment portfolios. These products have different benefits, fees and charges, and may or may not better match your needs. Please note that some of the Company’s management personnel and certain other employees may receive a portion of their employment compensation based on the amount of Contract values allocated to investment portfolios of Trusts or Funds affiliated with ING. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact our
Customer Service Center or your registered representative. Also, broker/dealers selling the Contract may limit its availability or the availability of an optional feature (for example, by imposing restrictions on eligibility), or decline to make an optional feature available. Please talk to your registered representative for further details.

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LIVING BENEFIT RIDERS

You may elect one of the optional benefit riders discussed below. You may add only one of these riders to your
Contract. Each rider has a separate charge. Please note that if you elect one of the living benefit riders, you may not allocate premium or contract value to the GET Fund or to the Fixed Interest Allocations. Once
elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. The optional benefit riders terminate upon surrender of the
Contract. Please see “Charges and Fees — Optional Rider Charges” for information on rider charges.

The optional riders may not be available for all investors. You should analyze each rider thoroughly and understand it completely before you select it. The optional riders do not guarantee any return of principal or premium payments and do not guarantee performance of any specific investment portfolio under the contract. The ING LifePay Plus and ING Joint LifePay Plus riders may also impact the death benefit amount under the Contract. More information about earlier versions of the guaranteed withdrawal benefit riders (including lifetime versions) is in the Appendices. You should consult a qualified financial adviser in evaluating the riders. Our Customer Service Center may be able to answer your questions. The telephone number is (800) 366-0066.

Minimum Guaranteed Accumulation Benefit Rider (the “MGAB Rider”). The MGAB rider is an optional benefit which provides you with an MGAB intended to guarantee a minimum contract value at the end of a specified waiting period. The waiting period is 10 years, beginning on the rider date, and the MGAB Charge is deducted only during the 10 year waiting period. Only premiums added to your Contract during the first two-year period after your rider date and any premium credits, if applicable, are included in the MGAB Base. Any additional premium payments added after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary. If you elect the MGAB rider, you may not allocate contract value to the GET Fund subaccount or to the Fixed Interest
Division.

The MGAB is a one-time adjustment to your contract value if your contract value on the MGAB Date is less than the MGAB Base. The MGAB Date is the next business day after the applicable waiting period. We calculate your
Minimum Guaranteed Accumulation Benefit on this date. The MGAB rider may offer you protection if your
Contract loses value during the MGAB waiting period. For a discussion of the charges we deduct under the MGAB rider, see “Optional Rider Charges.”

The MGAB rider has a waiting period of ten years and, other than for certain transfers, guarantees that your contract value at the end of ten years will at least equal your initial premium payment plus the premium credit, if applicable, reduced pro-rata for withdrawals. Transfers between subaccounts or between a subaccount and a Fixed Interest
Allocation within 3 years of the MGAB Date will also reduce the MGAB Base pro-rata (see examples below).

Calculating the MGAB. We calculate your MGAB as follows:

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1)	We first determine your MGAB Base. The MGAB Base is only a calculation used to determine the
MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

If you purchase the MGAB optional rider as of the contract date, the MGAB Base is the initial premium, and the premium credit, if applicable, increased by eligible premiums, less all withdrawals and, less transfers made within 3 years prior to the MGAB Date. Eligible premiums are premiums added within two years after the rider date. Premiums added in the third and later rider years are not included in the MGAB Base.

If you purchase the MGAB optional benefit rider after the contract date, contract value is used as the initial value. The MGAB Base equals the contract value, plus eligible premiums, adjusted for withdrawals and transfers .

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We use the MGAB Charge Base to determine the periodic MGAB rider charges. The MGAB Charge
Base equals the eligible premiums, plus any premium credits, if applicable, adjusted for subsequent withdrawals and transfers. Withdrawals reduce the MGAB Base and MGAB Charge Base on a pro-
rata basis. The percentage reduction in the MGAB Base and the MGAB Charge Base equals the percentage reduction in contract value resulting from the withdrawal. This means that the MGAB
Base and MGAB Charge Base are reduced for withdrawals by the same proportion that the withdrawal reduces the contract value. For example, if the contract value is reduced by 25% as the result of a withdrawal, the MGAB Base and the MBAG Charge Base are also reduced by 25% (rather than by the amount of the withdrawal).

Any transfer between subaccounts or between a subaccount and a Fixed Interest Allocation within 3 years of the MGAB Date reduces the MGAB Base and MGAB Charge Base on a pro-rata basis, based on the percentage of contract value transferred. Adjustments for such transfers are made as if the transfer was a withdrawal followed by a premium payment to the new investment option, which is not an eligible premium for MGAB benefit purposes.

2)	We then subtract your contract value on the MGAB Date from your MGAB Base. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

3)	Any positive difference is your MGAB. If there is a MGAB, we will automatically credit it on the
MGAB Date to the subaccounts in which you are invested pro-rata based on the proportion of your contract value in the subaccounts on that date. If you do not have an investment in any subaccount on the MGAB Date, we will allocate the MGAB to the ING Liquid Assets Portfolio on your behalf. After we credit the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

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Examples of the Impact of Transfers between Subaccounts within Three Years of the MGAB Date.

Example #1:	A transfer of $5,000 from Subaccount 1 to Subaccount 2 occurring within three years of the
	MGAB Date.

	Subaccount 1		Subaccount 2			Total
	Contract	MGAB	Contract	MGAB	Contract	MGAB
	Value	Base	Value	Base	Value	Base
Before
Transfer	15,000	10,000	8,000	10,000	23,000	20,000

After
Transfer	10,000	6,667	13,000	10,000	23,000	16,667

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Example #2:	A transfer of $5,000 from Subaccount 2 to Subaccount 1 occurring within three years of the
	MGAB Date.

	Subaccount 1		Subaccount 2			Total
	Contract	MGAB	Contract	MGAB	Contract	MGAB
	Value	Base	Value	Base	Value	Base
Before
Transfer	15,000	10,000	8,000	10,000	23,000	20,000

After
Transfer	20,000	10,000	3,000	3,750	23,000	13,750

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Purchase. The MGAB rider is no longer available for purchase. To purchase the MGAB rider, you must have been age 80 or younger on the rider date. The waiting period must end at or before your annuity start date. The
MGAB rider must have been purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the
Company could, in its discretion allow purchase of this rider beyond such date.

The MGAB Charge Base. The MGAB Charge Base is the total of premiums and premium credits, if applicable, added during the two-year period commencing on the rider date if you purchase the rider on the contract date, or your contract value on the rider date plus premiums and premium credits, if applicable, added during the two-year period commencing on the rider date if you purchased the rider after the contract date, reduced pro-rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro-rata for transfers made during the three year period before the MGAB Date. Withdrawals and transfers may reduce the applicable MGAB Charge Base by more than the amount withdrawn or transferred.

The MGAB Date. The MGAB Date is the date the MGAB rider becomes effective. If you purchased the
MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB
Date is your 10th contract anniversary. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Date will be the first contract anniversary occurring after 10 years after the rider date. The MGAB rider is not available if the MGAB Date would fall beyond the latest annuity start date.

Notification. We will report any crediting of the MGAB in your first quarterly statement following the MGAB
Date.

No Cancellation. Once you purchase the MGAB rider, you may not cancel it unless you cancel the Contract during the Contract’s free look period, which also automatically cancels the MGAB rider. Once the Contract continues beyond the free look period, you may not cancel the MGAB rider.

Termination. The MGAB rider is a “living benefit,” which means the guaranteed benefit offered by the rider is intended to be available to you while you are living and while your Contract is in the accumulation phase. The
MGAB rider automatically terminates if you:

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·	annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or
·	die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The MGAB rider will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death), including addition of a joint owner.

Minimum Guaranteed Income Benefit Rider (the “MGIB Rider”). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date (as defined below), regardless of fluctuating market conditions. Please note that if you elect the MGIB rider, you may

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not allocate contract value to the Fixed Interest Division. No loans are permitted on Contracts with the MGIB rider.
The minimum guaranteed amount of annuity income will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the MGIB Rate (as defined below), the adjustment for Special Fund transfers, and any withdrawals you take while the MGIB rider is in effect. Investing in Special Funds may limit the
MGIB benefit because for purposes of determining the MGIB Benefit Base, Special Funds allocations are not subject to accumulation at the MGIB Rate, and withdrawals and transfers from Special Funds are not dollar-for-
dollar, but pro-rata, meaning the MGIB Benefit Base may be reduced by the same proportion that contract value allocated to Special Funds is reduced. For Contracts with the MGIB rider purchased on and after September 4,
2007, the minimum guaranteed amount will also include any eligible premium credits.

Purchase. The MGIB rider is no longer available for purchase rider, including purchase by owners of existing
Contracts. Previously, you must have been age 75 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date to purchase the MGIB rider. Before April 28, 2008, the maximum age was 79. Some broker dealers may limit availability of the rider to younger ages. The MGIB rider must have been purchased on the contract date. Previously, the Company in its discretion could allow the purchase of this rider after the contract date. There is a ten-year waiting period before you can annuitize under the MGIB rider.
The MGIB Date. The MGIB Date is the date on which you may exercise your right to begin receiving annuity income payments pursuant to the MGIB Rider. The MGIB Date always coincides with your Contract’s anniversary date. You may not exercise your right to begin receiving annuity income payments pursuant to the MGIB Rider until the MGIB Date that is at least ten years after the rider date.

Charges. The charge we deduct under the MGIB Rider is 0.75% of the MGIB Benefit Base. The calculation of the MGIB Benefit Base is described in “Determining the MGIB Annuity Income,” below. The MGIB rider automatically terminates if the contract value is insufficient to pay the charge for the MGIB rider.

How the MGIB Rider Works. Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

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1)	your annuity income based on your contract value on the MGIB Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

2)	your annuity income based on your contract value on the MGIB Date applied to the then-current income factors in effect for the annuity option you selected; or

3)	the MGIB annuity income based on your MGIB Benefit Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the
MGIB income factors, we will adjust the MGIB Benefit Base for any premium tax recovery that would otherwise apply at annuitization.

The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract. Although the minimum income provided under the rider can be determined in advance, the contract value in the future is unknown, so the income provided under a contract with the
MGIB rider attached may be greater or less than the income that would be provided under the Contract without the rider. Generally, the income calculated under the rider will be greater than the income provided under the Contract whenever the MGIB Benefit Base (greater of the Rollup and Ratchet Bases) is sufficiently in excess of the contract value to offset the additional conservatism reflected in the rider’s income factors compared to those in the Contract.
The income factors in the MGIB rider generally reflect a lower interest rate and more conservative mortality than

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the income factors in the Contract. The degree of relative excess that the income factors require to produce more income will vary for each individual circumstance. If the contract value exceeds the MGIB Benefit Base at time of annuitization, the Contract will always produce greater income than the rider. Please see Appendix E — Examples of Minimum Guaranteed Income Benefit Calculation.

The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested.
It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB
Base (as defined below).

The MGIB Benefit Base is tracked separately for Covered and Special Funds, based on initial allocation of premium and any premium credit, if applicable. Contract value (not eligible premium) is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base also will include subsequent eligible premiums, if any, which are premiums and related premium credits paid within five years of purchasing the MGIB rider. (Premiums and related premium credits paid after the rider date are excluded.) The following investment options are designated as Special Funds for purposes of calculating the MGIB Benefit Base: the ING Liquid Assets Portfolio. The
ProFunds VP Rising Rates Opportunity Portfolio is also a Special Fund, but closed to new allocations, effective
April 30, 2007. For more information about Covered Funds and Special Funds, please see “The Trust and Funds -
Covered Funds and Special Funds.”

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.

Determining the MGIB Annuity Income. On the MGIB Date, we calculate your MGIB annuity income as follows:

1)	We first determine your MGIB Benefit Base: The MGIB Benefit Base is equal to the greater of the
MGIB Rollup Base and the MGIB Ratchet Base.

	a)	Calculation of MGIB Rollup Base

The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), and
(b) where:

(a) is the MGIB Rollup Base for Covered Funds;
(b) is the MGIB Rollup Base for Special Funds;

The Maximum MGIB Base applicable to the MGIB Rollup Base is 250% of eligible premiums
(including any related premium credits), adjusted pro-rata for withdrawals. This means that the
Maximum MGIB Base is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value. The Maximum MGIB Base is not allocated by Fund category.

The MGIB Rate. Calculation of the MGIB Rollup Base will be impacted by the MGIB Rate.
The MGIB Rate is an annual effective rate at which the eligible premiums (including any related premium credits) accumulate, which is currently 6%. As noted below, eligible premiums
(including any related premium credits) accumulate at the MGIB Rate only up until the oldest contract owner reaches age 80 or the MGIB Rollup Base reaches the Maximum MGIB Base, and only to the extent that premiums are invested in Covered Funds.

For example, assume a contract was issued on September 4, 2007 with an initial premium of
$10,000, and the issue age of the contract owner was age 60, with an MGIB Date of September 4,
2017. Assuming 100% of the premium was allocated to Covered Funds, the MGIB Rollup Base

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would be $17,908 on the MGIB Date, the result of the $10,000 initial premium multiplied by the
7% MGIB Rate annually for the 10-year period between the issue date and the MGIB Date.

For Contracts with the MGIB rider purchased before May 1, 2009, the MGIB Rate is 7%.

The MGIB Rollup Base allocated to Covered Funds equals the eligible premiums (including any related premium credits), allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum
MGIB Base. The MGIB Rollup Base accumulates at 0% thereafter. The MGIB Rate is currently
6% (7% for Contracts with the MGIB rider purchased before May 1, 2009). The MGIB Rate is an annual effective rate. We may, at our discretion, discontinue offering this rate. The MGIB Rate will not change for those contracts that have already purchased the MGIB rider.

The MGIB Rollup Base allocated to Special Funds equals the eligible premiums (including any related premium credits), allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. The MGIB Rate does not apply to the
MGIB Rollup Base allocated to Special Funds, so the MGIB Rollup Base allocated to Special
Funds does not accumulate.

Withdrawals reduce the MGIB Rollup Base on a pro-rata basis. The percentage reduction in the
MGIB Rollup Base for each Fund category (i.e., Covered or Special) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. This means that the MGIB Rollup Base for Covered Funds and Special Funds is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value allocated to Covered Funds or
Special Funds. For example, if the contract value in Covered Funds is reduced by 25% as the result of a withdrawal, the MGIB Rollup Base allocated to Covered Funds is also reduced by 25%
(rather than by the amount of the withdrawal).

Because the MGIB Rollup Base is tracked separately for Covered and Special Funds, when you make transfers between Covered and Special Funds, there is an impact on the MGIB Rollup Base.
Net transfers between Covered Funds and Special Funds will reduce the MGIB Rollup Base allocated to Covered Funds or Special Funds, as applicable, on a pro-rata basis. This means that the MGIB Rollup Base allocated to Covered Funds or Special Funds will be reduced by the same percentage as the transfer bears to the contract value allocated to Covered Funds or Special Funds.
For example, if the contract value in Covered Funds is reduced by 25% as the result of the transfer, the MGIB Rollup Base allocated to Covered Funds is also reduced by 25% (rather than by the amount of the transfer). The resulting increase in the MGIB Rollup Base allocated to
Special Funds will equal the reduction in the MGIB Rollup Base allocated to Covered Funds.
Transfers from Special Funds to Covered Funds are treated in the same way.

In a case where the MGIB Rollup Base for Covered Funds is greater than the contract value in
Covered Funds, a transfer from Covered Funds will result in the MGIB Rollup Base for Covered
Funds being reduced by a dollar amount that is higher than the dollar amount of the transfer. A higher reduction to the MGIB Rollup Base for Covered Funds will have a larger negative impact on the MGIB Benefit Base, potentially reducing the minimum guaranteed amount of annuity income upon annuitization under the MGIB rider. This means the benefit you receive under the
MGIB rider will not be as great because of the transfer.

For example, assume the MGIB Rollup Base for Covered Funds prior to a transfer from Covered
Funds was $12,000 at a time that the contract value in Covered Funds was $10,000. If the contract owner transferred 25% of this $10,000 ($2,500) from the contract value in the Covered Funds, it would result in a 25% decrease in the MGIB Rollup Base for Covered Funds, or $3,000 ($12,000
* 25%), which is $500 more than the amount actually transferred from the Covered Funds.

b)	Calculation of MGIB Ratchet Base

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The MGIB Ratchet Base for Covered Funds and Special Funds equals:

·	on the rider date, eligible premiums (including any related premium credits) or the contract value (if the rider is added after the contract date) allocated to Covered Funds and Special
Funds;

·	on each contract anniversary prior to attainment of age 90, the MGIB Ratchet Base for
Covered Funds and Special Funds is set equal to the greater of:

	1)	the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

	2)	the MGIB Ratchet Base for Covered Funds and Special Funds from the prior contract anniversary, adjusted for any new eligible premiums (including any related premium credits), withdrawals attributable to Covered Funds or Special Funds, and transfers.

For Contracts with the MGIB rider purchased before February 2, 2009, the MGIB
Ratchet Base for Covered and Special Funds is recalculated on each “quarterly anniversary date” prior to attainment of age 90. A “quarterly anniversary date” is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of the month.

Whenever the date falls on a weekend or holiday, we will use the value as of the subsequent business day.

·	at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the MGIB
Ratchet Base from the prior contract anniversary (quarterly anniversary date for Contracts with the MGIB rider purchased before February 2, 2009), adjusted for subsequent eligible premiums (including any related premium credits), withdrawals attributable to Covered Funds or Special Funds, and transfers.

Withdrawals reduce the MGIB Ratchet Base on a pro-rata basis. The percentage reduction in the
MGIB Ratchet Base for each fund category (i.e., Covered Funds and Special Funds) equals the percentage reduction in contract value in that fund category resulting from the withdrawal. This means that the MGIB Ratchet Base for Covered Funds and Special Funds is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value allocated to
Covered Funds and Special Funds. For example, if the contract value in Covered Funds is reduced by 25% as the result of a withdrawal (including surrender charge), the MGIB Ratchet
Base allocated to Covered Funds is also reduced by 25% (rather than the amount of the withdrawal).

2) Then we determine the MGIB annuity income by multiplying your MGIB Benefit Base (adjusted for any surrender charge and premium taxes) by the income factor, and then divide by $1,000.

MGIB Income Options

The following are the MGIB Income Options available under the MGIB Rider:

(i)	If MGIB Benefit exercised at ages 10-73:
Income for Life (Single Life or Joint with 100% Survivor) with no more than a 10 year certain fixed period.

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(ii) If MGIB Benefit exercised at ages 74-89:
Income for Life (Single Life or Joint with 100% Survivor) with no more than a six year certain period.

(iii) Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB
Date.

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For Contracts with the MGIB rider purchased before September 4, 2007, the exercise ranges were 10 to 74 and 75 to
89. Also, the period certain was seven years instead of six if the MGIB rider is to be exercised during the later age range.

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised in the 30-day period prior to a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The Contract Value will be reduced on a pro-rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The exercise of this partial annuitization of the MGIB Benefit Base does not affect your right to annuitize under the Contract without regard to the rider. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values.

Please note that if you elect partial annuitization, income payments received will be taxed as withdrawals.
Please consult your tax adviser before making this election, as the taxation of partial annuitization is uncertain.

Investment Option Restrictions. For Contracts with the MGIB rider purchased on and after September 4, 2007, there is an asset allocation requirement. We require that your contract value be allocated in accordance with certain limitations in order to mitigate the insurance risk inherent in our guarantee to provide you with a guaranteed minimum amount of annuity income if you annuitize on the MGIB Date
(subject to the terms and conditions of the MGIB rider). There are Accepted Funds, Fixed Allocation Funds and
Other Funds for purposes of this asset allocation requirement. We are not currently applying this asset allocation requirement to the MGIB rider.

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Accepted Funds. Currently, the Accepted Funds are:

BlackRock Global Allocation V.I. Fund	ING Retirement Conservative Portfolio
ING American Funds Asset Allocation Portfolio	ING Retirement Growth Portfolio
ING American Funds World Allocation Portfolio	ING Retirement Moderate Growth Portfolio
ING Morgan Stanley Global Tactical Asset	ING Retirement Moderate Portfolio
Allocation Portfolio
ING Liquid Assets Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING MFS Total Return Portfolio	ING Van Kampen Equity and Income Portfolio
ING Oppenheimer Active Allocation Portfolio	Fixed Interest Allocation

If this rider was purchased before February 2, 2009, the following are additional Accepted Funds:

ING Franklin Templeton Founding Strategy Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

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We may change these designations at any time upon 30 days written notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

ING American Funds Bond Portfolio	ING PIMCO Total Return Bond Portfolio
ING BlackRock Inflation Protected Bond Portfolio	ING U.S. Bond Index Portfolio
ING Intermediate Bond Portfolio

You may allocate contract value to one or more of the Fixed Allocation Funds. We consider the ING
Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic
Rebalancing.

Other Funds. All portfolios available under the contract other than the Accepted Funds or Fixed
Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than a percentage of the total contract value allocated to both the Fixed Allocation Funds and Other Funds on any
MGIB Rebalancing Date (as defined below), then we will automatically rebalance the contract value allocated to the
Fixed Allocation Funds and Other Funds so that the appropriate percentage of this amount is allocated to the Fixed
Allocation Funds. This is called Fixed Allocation Funds Automatic Rebalancing and the percentage is stated in your
Contract. Currently, the minimum Fixed Allocation Fund percentage is zero – we are not currently imposing these asset allocation requirements. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing.
Any rebalancing is done on a pro-rata basis among the Fixed Allocation Funds and Other Funds and will be the last transaction processed on that date.

The MGIB Rebalancing Dates occur on each annual contract anniversary and after any one of the following transactions:

1)	receipt of additional premiums;
2)	transfer or reallocation among Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and
3)	withdrawals from a Fixed Allocation Fund or Other Fund.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the contract.
However, if the other automatic rebalancing under the contract causes the allocations to be out of compliance with the investment option restrictions noted above, then Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix G - Examples of
Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed Allocation Funds Automatic
Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in reallocation into the Fixed
Allocation Funds even if you have not previously been invested in them. See “Appendix G – Examples of Fixed
Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the MGIB rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the MGIB rider if you do not wish to have your contract value reallocated in this manner.

Relationship of Accepted Funds, Other Funds and Fixed Allocation Funds to Special Funds, Covered
Funds and Restricted Funds. In general, Special Funds, Covered Funds and Restricted Funds impact the value of certain benefits available under living benefit riders, while Accepted Funds and Other Funds relate to the asset allocation requirements required under the living benefit riders. Fixed Allocation Funds Automatic Rebalancing and its fund designations (Accepted Funds, Fixed Allocation Funds and Other Funds) are in addition to the designations

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for purposes of calculating the MGIB Benefit Base (Covered Funds and Special Funds). Please see “The Trusts and
Funds – Covered Funds and Special Funds” and “The Trusts and Funds – Restricted Funds.” Because of this, your ability to allocate your entire contract value to all Covered Funds for purposes of calculating the MGIB Benefit Base is subject to Fixed Allocation Funds Automatic Rebalancing. In the event you allocate contract value to Covered
Funds for the purposes of calculating the MGIB Benefit Base that are considered Other Funds for purposes of the above asset allocation requirements, you will be required to satisfy the asset allocation requirements of Fixed
Allocation Funds Automatic Rebalancing. However, we are not currently imposing these asset allocation requirements.

In the event an investment option was designated a Restricted Fund, any allocations to a specific investment option would be further limited to the investment limitations of these funds. Please see “The Trusts and Funds – Restricted
Funds.” Currently, no investment options are designated as a Restricted Fund.

It is possible for an investment option to have two different designations: An Accepted Fund for purposes of Fixed
Allocation Funds Automatic Rebalancing may also be a Special Fund for purposes of calculating the MGIB Rollup
Base. While Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing, and so your allocation to that investment option as an Accepted Fund would not be subject to Fixed Allocation Funds Automatic
Rebalancing, the MGIB Rollup Base is impacted as a consequence in as much as your allocation to that investment division as a Special Fund would not accumulate at the MGIB Rate of 6% per year (7% for Contracts with the
MGIB rider purchased before May 1, 2009). Therefore, if we were currently imposing the asset allocation requirements, and a contract owner wished to avoid this result, he or she could allocate among the remaining
Accepted Funds, as well as among the remaining Other Funds that are not designated as Special Funds (subject to
Fixed Allocation Funds Automatic Rebalancing).

No Cancellation. Once you purchase the MGIB rider, you may not cancel it unless you: a) cancel the Contract during the Contract’s free look period; b) surrender the Contract; c) begin the income phase and start receiving annuity payments; or d) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the MGIB rider. Once the Contract continues beyond the free look period, you may not cancel the MGIB rider.

Termination. The MGIB rider is a “living benefit,” which means the guaranteed benefit offered by the rider is intended to be available to you while you are living and while your Contract is in the accumulation phase. The
MGIB rider automatically terminates if you:

·	annuitize, surrender or otherwise terminate your Contract during the accumulation phase;

·	do not have contract value that is sufficient to pay the charge for the MGIB rider; or

·	die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

Change of Owner or Annuitant. The MGIB rider will also terminate upon a change of ownership, including adding a joint owner. Once you purchase the MGIB rider, the annuitant may not be changed except when an annuitant who is not a contract owner dies prior to annuitization, in which case a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

In addition to spousal continuation, the following transactions are not considered a change of ownership for purposes of termination of the MGIB rider:

1)	Transfers from custodian to custodian;
2)	Transfers from a custodian for the benefit of an individual to that same individual;
3)	Transfers from an individual to a custodian for the benefit of the same individual;
4)	Collateral assignments;

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5)	Transfers from trust to trust where the contract owner and the grantor of the trust is the same individual;

6)	Transfers from an individual to a trust where the contract owner and the grantor of the trust is the same individual; or

7)	Transfers from a trust to an individual where the contract owner and the grantor of the trust is the same individual.

Notification. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

The MGIB rider does not restrict or limit your right to annuitize the Contract at any time permitted under the Contract. The MGIB rider does not restrict your right to annuitize the Contract using contract values that may be higher than the MGIB annuity benefit.

The benefits associated with the MGIB rider are available only if you annuitize your Contract under the rider and in accordance with the provisions set forth above. Annuitizing using the MGIB may result in a more favorable stream of income payments, and different tax consequences, under your Contract. Because the MGIB rider is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that might be provided by the application of your Contract value to the Contract’s applicable annuity factors. You should consider all of your options at the time you begin the income phase of your Contract.

ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider. The ING LifePay
Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the annuitant, even if these withdrawals deplete your Contract value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

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Important Note: The below information pertains to the ING LifePay Plus rider which was available for sale from January 28, 2008 through March 15, 2010. Please see Appendix H if you purchased ING
LifePay, the prior form of this rider.

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Purchase. Beginning on and after January 28, 2008, you may elect to purchase the ING LifePay Plus rider.
The annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The maximum issue age is 80. The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural) on the Contract anniversary on which the rider is effective. The ING LifePay
Plus rider is subject to broker/dealer availability. The ING LifePay Plus rider will not be issued until your contract value is allocated in accordance with the investment option restrictions described in “Investment Option
Restrictions,” below. Please note that with the ING LifePay Plus rider, you cannot allocate contract value to a
Fixed Interest Division at any time.

The ING LifePay Plus rider is no longer available for purchase, including purchase by owners of existing Contracts.
Previously, Contracts issued on and after November 1, 2004 were eligible for the ING LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph. Such Contracts must not already have had a living benefit rider. Or if your Contract met the above eligibility date and had the ING LifePay rider, you could upgrade to the ING LifePay Plus rider for a limited time. There is an election form for this purpose. Please contact the Customer Service Center for more information.

Rider Date. The rider date is the date the ING LifePay Plus rider becomes effective. If you purchase the ING
LifePay Plus rider when the Contract is issued, the rider effective date is also the Contract date. If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly
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No Cancellation. Once you purchase the ING LifePay Plus rider, you may not cancel it unless you: a) cancel the Contract during the Contract’s free look period; b) surrender the Contract; c) begin the income phase and start receiving annuity payments; or d) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the ING LifePay Plus rider.

Termination. The ING LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase.
The optional rider automatically terminates if you:

1)	terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving income phase payments in lieu of payments under the ING LifePay Plus rider; or

2)	die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The ING LifePay Plus rider will also terminate if there is a change in Contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the ING LifePay Plus rider to terminate automatically are discussed below.

How the ING LifePay Plus Rider Works. The ING LifePay Plus rider has both phases and statuses. Through the lifetime of the ING LifePay Plus rider, you will be in one of two phases: the Growth Phase or the Withdrawal
Phase. As detailed below, the Growth Phase begins on the effective date of the rider and ends as of the business day before you take your first withdrawal, or on your Contract’s annuity start date. See “The Income Phase –
Restrictions on Start Dates and the Duration of Payments.” During the Growth Phase, no benefits under the ING
LifePay Plus rider are being paid out; rather, during the Growth Phase, premiums and investment growth under your contract continue to accumulate. The Withdrawal Phase follows the Growth Phase and begins once you take your first withdrawal or annuity payment, whichever occurs first. During the Withdrawal Phase, you may withdraw guaranteed amounts from your Contract, subject to the terms and conditions noted in this section.

During the Withdrawal Phase, this rider has four different statuses that come in a pair to fulfill your withdrawal guarantee: Guaranteed Withdrawal Status and Automatic Periodic Benefit Status; and Lifetime Guaranteed
Withdrawal Status and Lifetime Automatic Periodic Benefit Status. Together, these status pairs operate to fulfill the rider’s withdrawal guarantee and depend on how old your annuitant is when you take your first withdrawal.

Guaranteed Withdrawal Status begins on the date of the first withdrawal, ONLY IF the quarterly contract anniversary following the annuitant reaching age 59½ has not yet passed, and continues until certain circumstances occur as noted in “Guaranteed Withdrawal Status” below. Thereafter, Automatic Periodic Benefit Status would begin ONLY IF your contract value is depleted to zero for reasons other than withdrawals that exceed the Maximum
Annual Withdrawal, as discussed more thoroughly below. In Automatic Periodic Benefit Status, you are no longer entitled to make withdrawals. Instead, under the ING LifePay Plus rider, you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal until the MGWB Base is exhausted.
Alternatively, in the event your contract value is depleted because of withdrawals that exceed the Maximum Annual
Withdrawal, then Automatic Periodic Benefit Status would not begin. Rather, the Contract and the ING LifePay
Plus rider will terminate without value. While the Withdrawal Phase of your rider may begin in Guaranteed
Withdrawal Status, your rider may not enter Automatic Periodic Benefit Status

Lifetime Guaranteed Withdrawal Status begins on the date of the first withdrawal, provided the quarterly contract anniversary following the annuitant’s age 59½ has passed, and continues until certain circumstances occur as noted
in the “Lifetime Guaranteed Withdrawal Status” below. Thereafter, Lifetime Automatic Periodic Benefit Status
would begin ONLY IF you contract value is depleted to zero for reasons other than withdrawals that exceed the
Maximum Annual Withdrawal, as discussed more thoroughly below. In Lifetime Automatic Periodic Benefit
Status, you are no longer entitled to make withdrawals. Instead, under the ING LifePay Plus rider, you will begin to receive periodic payments in an amount equal to the Maximum Annual Withdrawal. Alternatively, in the event your contract value is depleted because of withdrawals that exceed the Maximum Annual Withdrawal, then Lifetime

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Automatic Periodic Benefit Status would not begin. Rather, the Contract and the ING LifePay Plus rider will terminate without value.

Benefits paid under the ING LifePay Plus rider require the calculation of the Maximum Annual Withdrawal. The
ING LifePay Plus Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum
Annual Withdrawal and is calculated as follows:

1)	If you purchased the ING LifePay Plus rider on the Contract date, the initial ING LifePay Plus Base is equal to the initial premium (excluding any credit on the premium, or premium credit, available with your
Contract).

2)	If you purchased the ING LifePay Plus rider after the Contract date, the initial ING LifePay Plus Base is equal to the Contract value on the effective date of the rider (excluding any premium credits applied during the preceding 36 months).

During the Growth Phase, the ING LifePay Plus Base is increased dollar-for-dollar by any premiums received, excluding any applicable premium credits (“eligible premiums”). In addition, on each contract anniversary, the ING
LifePay Plus Base is recalculated as the greater of:

·	The current ING LifePay Plus Base; or
·	The current Contract value (excluding any premium credits applied during the 36 months preceding the calculation). This is referred to as the annual “ratchet.”

If this rider was purchased before February 2, 2009, the ING LifePay Plus Base is recalculated on each quarterly contract anniversary (once each quarter of a contract year from the contract date). This is referred to as a quarterly
“ratchet.”

Also, on each of the first ten contract anniversaries ONLY after the Annuitant has reached age 59½, the ING
LifePay Plus Base is recalculated as the greatest of:

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·	The current ING LifePay Plus Base; or
·	The current Contract value (excluding any premium credits applied during the 36 months preceding the calculation); and
·	During the Growth Phase, the ING LifePay Plus Base on the previous contract anniversary, increased by
6%, plus any eligible premiums and minus any third-party investment advisory fees paid from your contract during the year. This is referred to as an annual “step-up.” (Any premium credits applied are excluded from the eligible premiums with a step-up.) If this rider was purchased before February 2, 2009, the annual step-up is 7%.

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Please note that there are no partial step-ups. Step-ups are not pro-rated. So for existing Contracts to which this rider is attached (a post Contract issuance election), the first opportunity for a step-up will not be until the first contract anniversary after a full contract year has elapsed since the rider effective date, SO LONG AS the Annuitant is at least age 59½.

Say for example that with a Contract purchased on January 1, 2007, the contract owner decides to add LifePay Plus on March 15, 2007. The rider effective date is April 1, 2007, which is the date of the Contract’s next following quarterly contract anniversary. Because on January 1, 2008 a full contract year will not have elapsed since the rider effective date, the ING LifePay Plus Base will not be eligible for a step-up. Rather, the first opportunity for a step-
up with this Contract is on January 1, 2009, assuming the Annuitant is age 59½.

This rider has no cash value. You cannot surrender the Contract for the ING LifePay Plus Base. The ING LifePay
Plus Base is not available to annuitize.

Currently, any additional premiums paid during the Withdrawal Phase are eligible premiums for purposes of determining the ING LifePay Plus Base and the Maximum Annual Withdrawal. If this rider was purchased before
February 2, 2009, any additional premiums paid during the Withdrawal Phase are not eligible premiums, but do

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increase the Contract value used to determine the reset Maximum Annual Withdrawal under the benefit reset feature of the ING LifePay Plus rider (see “ING LifePay Plus Reset,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, ONLY IF the quarterly contract anniversary has not passed on which or after the annuitant is age 59½. While the ING LifePay Plus rider is in Guaranteed Withdrawal Status, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the ING LifePay Plus Base dollar-for-dollar. Withdrawals while the ING LifePay Plus rider is in Guaranteed
Withdrawal Status are not guaranteed for the lifetime of the annuitant. This status will then continue until the earliest of:

1)	quarterly contract anniversary following the annuitant reaching age 59½, provided the contract owner does not decline the change to Lifetime Guaranteed Withdrawal Status;
2)	reduction of the ING LifePay Plus Base to zero, at which time the rider will terminate;
3)	the date annuity payments begin (see “The Income Phase”);
4)	reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual
Withdrawal;
5)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual
Withdrawal (see “Automatic Periodic Benefit Status,” below);
6)	the surrender of the Contract;
7)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural owner), unless your spouse beneficiary elects to continue the Contract; or
8)	automatic reset into the Lifetime Guaranteed Withdrawal Status.

You will receive prior notice, of not less than 30 days, if you are in the Guaranteed Withdrawal Status and become eligible for the Lifetime Guaranteed Withdrawal Status. This notice will explain the change, its impact to you and your options. You may decline this change.

Please note that with the automatic reset into the Lifetime Guaranteed Withdrawal Status, it is possible that the
Maximum Annual Withdrawal, as recalculated, will be less, due to your withdrawals (and reduction of the ING
LifePay Plus Base as a result) while the rider was in the Guaranteed Withdrawal Status. See Appendix F,
Illustration 6, for an example. Also please note, however, that by declining automatic reset into the Lifetime
Guaranteed Withdrawal Status, your ING LifePay Plus Base will not thereafter be automatically reset – to the then current Contract value (excluding any premium credits applied during the 36 months preceding the calculation) if the contract value is higher – as it could be while the rider is in Lifetime Guaranteed Withdrawal Status. No further resets will be available. For more information, please see “ING LifePay Plus Reset” below.

If you decline the automatic reset, your rider will continue in the Guaranteed Withdrawal Status. There will not be another opportunity to automatically reset into the Lifetime Guaranteed Withdrawal Status. Thereafter, in the event contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual
Withdrawal, including due to poor market performance, your rider’s status will change to Automatic Periodic
Benefit Status. In Automatic Periodic Benefit Status, other than the payments as provided under the ING LifePay
Plus rider, the Contract will provide no further benefits (including death benefits). In the event contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and rider will terminate without value. For more information about the effect of a withdrawal reducing the Contract value to zero, please see “Automatic Periodic Benefit Status” below.

Please see below for more information about each of this rider’s four different statuses.

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Lifetime Guaranteed Withdrawal Status. This status begins on the date of your first withdrawal, SO LONG
AS the quarterly contract anniversary has passed on which or after the annuitant is age 59½. Or for Contracts in
Guaranteed Withdrawal Status, the Lifetime Guaranteed Withdrawal Status begins upon automatic reset. This status continues until the earliest of:

1)	the date annuity payments begin (see “The Income Phase”);
2)	reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual
Withdrawal;
3)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual
Withdrawal (see “Lifetime Automatic Periodic Benefit Status,” below);
4)	the surrender of the Contract; or
5)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

The rider’s status changes to Lifetime Automatic Periodic Benefit Status in the event Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal, including due to poor market performance. In Lifetime Automatic Periodic Benefit Status, other than the payments as provided under the
ING LifePay Plus rider, the Contract will provide no further benefits (including death benefits). Otherwise, if
Contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and rider will terminate without value. For more information about the effect of a withdrawal reducing the Contract value to zero, please see “Lifetime Automatic Periodic Benefit Status” below. As described below, certain features of the ING LifePay Plus rider may differ depending on whether you are in Lifetime Guaranteed Withdrawal Status.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is
determined on the date the Withdrawal Phase begins. It equals a percentage of the greater of 1) the Contract value and 2) the ING LifePay Plus Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, after calculation of the Maximum Annual Withdrawal. The Maximum Annual
Withdrawal percentage, which varies by age of the annuitant on the date the Withdrawal Phase begins, is as follows:

Maximum Annual
Annuitant Age	Withdrawal Percentage
0-64*	4%*
65-75	5%
76-80	6%
81+	7%

*If the Withdrawal Phase begins before the quarterly contract anniversary on or after the annuitant reaches age 59½, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the
ING LifePay Plus Base dollar-for-dollar, under what we refer to as the “Standard Withdrawal Benefit.”
Then, on the quarterly contract anniversary on or after the annuitant reaches age 59½, the ING LifePay
Plus Base will automatically be reset to the current Contract value (excluding any premium credits applied during the preceding 36 months), if greater, and the Maximum Annual Withdrawal will be recalculated.

If this rider was purchased before February 2, 2009, the Maximum Annual Withdrawal Percentages are:

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Annuitant Age	Maximum Annual Withdrawal Percentage
0-75*	5%*
76-80	6%
81+	7%

*If the Withdrawal Phase begins before the quarterly contract anniversary on or after the annuitant reaches age 59½, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the ING LifePay
Plus Base dollar-for-dollar, under what we refer to as the “Standard Withdrawal Benefit.” Then, on the quarterly contract anniversary on or after the annuitant reaches age 59½, the ING LifePay Plus Base will automatically be reset to the current Contract value (excluding any premium credits applied during the preceding 36 months), if greater, and the Maximum Annual Withdrawal will be recalculated.

Once determined, the Maximum Annual Withdrawal percentage never changes for the Contract, except as provided for under spousal continuation. See “Continuation After Death – Spouse,” below. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the Contract’s annuity commencement date is reached while you are in the ING LifePay Plus rider’s
Lifetime Guaranteed Withdrawal Status, then you may elect a life only annuity option, in lieu of the
Contract’s other annuity options, under which we will pay the greater of the annuity payout under the
Contract and equal annual payments of the Maximum Annual Withdrawal.

Whether the Maximum Annual Withdrawal is subject to change depends on the extent of your withdrawals.
The amount of your withdrawal or withdrawals in any Contract year that, when added together, do not exceed the Maximum Annual Withdrawal do not reduce the Maximum Annual Withdrawal. However, if the total amount of your withdrawals in any Contract year exceeds the Maximum Annual Withdrawal, then the
Maximum Annual Withdrawal will be reduced in the same proportion as the contract value is reduced by the amount of the excess withdrawal.

For this purpose, an excess withdrawal is the lesser of the amount by which your total withdrawals in a
Contract year exceed the Maximum Annual Withdrawal and the amount of your present request for a withdrawal. The amount of any applicable premium credit deduction (recapture) or surrender charges are not included in determining whether the total amount of your withdrawals in a Contract year exceeds the
Maximum Annual Withdrawal and triggers a pro-rata reduction. However, in the event that the Maximum
Annual Withdrawal is to be subject to a pro-rata reduction because of an excess withdrawal, the amount by which the Maximum Annual Withdrawal will be reduced will include any premium credit deduction and surrender charges. See Appendix F, Illustrations 1 and 2 for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required
Minimum Distribution rules of the Tax Code are considered withdrawals for purposes of the ING LifePay
Plus rider and will begin the Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal that exceed the Maximum Annual Withdrawal for a specific Contract year will not be deemed excess withdrawals in that Contract year for purposes of the ING LifePay Plus rider, subject to the following rules:

1)	If your Required Minimum Distribution for a calendar year (determined on a date on or before
January 31 of that year), applicable to this Contract, is greater than the Maximum Annual
Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the
Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.

2)	Once you have taken the Maximum Annual Withdrawal for the then current Contract year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional
Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without being deemed an excess withdrawal.

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3)	In the event of any withdrawals that exceed the Maximum Annual Withdrawal and all available
Additional Withdrawal Amounts, the dollar amount of these withdrawals will be deemed excess withdrawals that cause the Maximum Annual Withdrawal to be reduced on a pro-rata basis, as described above.

4)	The Additional Withdrawal Amount is available on a calendar year basis and recalculated every
January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional
Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire.

5)	The Additional Withdrawal Amount does not change in the event you choose to reset the Maximum
Annual Withdrawal Amount. See “ING LifePay Plus Reset Option” below. The Additional
Withdrawal Amount is only subject to change when the Additional Withdrawal Amount is reset as described above.

See Appendix F, Illustrations 3 and 4.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING LifePay Plus Base on a dollar-for-dollar basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

Automatic Periodic Benefit Status. If the Contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate without value due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal” above.

If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual
Withdrawal while the rider is in Guaranteed Withdrawal Status, the rider will enter Automatic Periodic Benefit
Status and you are no longer entitled to make withdrawals. Instead, under the ING LifePay Plus rider, you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal, until the remaining ING LifePay Plus Base is exhausted.

When the rider enters Automatic Periodic Benefit Status:

1)	the Contract will provide no further benefits (including death benefits) other than as provided under the ING LifePay Plus rider;
2)	no further premium payments will be accepted; and
3)	any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will continue until the ING LifePay Plus Base is reduced to zero, at which time the rider will terminate without value.

If when the ING LifePay Plus rider enters Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the last day of the first full Contract year following the date the rider enters Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the
Contract more frequently than annually, the periodic payments will be made at the same frequency in equal

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amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual
Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

Lifetime Automatic Periodic Benefit Status. If the Contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate without value due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal” above.

If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual
Withdrawal while the rider is in Lifetime Guaranteed Withdrawal Status, the rider will enter Lifetime
Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the ING
LifePay Plus rider, you will begin to receive periodic payments in an annual amount equal to the Maximum
Annual Withdrawal.

When the rider enters Lifetime Automatic Periodic Benefit Status:

1)	the Contract will provide no further benefits (including death benefits) other than as provided under the ING LifePay Plus rider;
2)	no further premium payments will be accepted; and
3)	any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic
Benefit Status until it terminates without value upon the annuitant’s death.

If when the ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the last day of the first full Contract year following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the
Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual
Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

ING LifePay Plus Reset. Once the Lifetime Guaranteed Withdrawal Status begins and the Maximum
Annual Withdrawal has been determined, on each contract anniversary we will increase (or “reset”) the ING
LifePay Plus Base to the current Contract value (excluding any premium credits applied during the 36 months preceding the calculation), if the Contract value is higher. The Maximum Annual Withdrawal will also be recalculated, and the remaining portion of the new Maximum Annual Withdrawal will be available for withdrawal immediately. This reset ONLY occurs when the rider is in Lifetime Guaranteed Withdrawal Status, and is automatic.

If this rider was purchased before February 2, 2009, the ING LifePay Plus Base and Maximum Annul
Withdrawal is reset on each quarterly contract anniversary.

We reserve the right to change the charge for this rider with a reset. In this event, you will receive prior notice,

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of not less than 30 days, which explains the change, its impact to you and your options. You may decline this change (and the reset). Please note, however, that by declining a reset, your ING LifePay Plus Base will not thereafter be reset, and the Maximum Annual Withdrawal will also not be recalculated; no further resets will be available.

Investment Option Restrictions. While this rider is in effect, there are limits on the portfolios to which your Contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least a specified percentage of such Contract value in the Fixed Allocation Funds, which percentage depends on the rider’s purchase date:

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Rider Purchase Date	Fixed Allocation Fund Percentage
On or after February 2,	30%
2009
Before February 2, 2009	20%

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See “Fixed Allocation Funds Automatic Rebalancing,” below for more information. We have these investment option restrictions to lessen the likelihood we would have to make payments under this rider. We require this allocation regardless of your investment instructions to the Contract. The rider will not be issued until your Contract value is allocated in accordance with these investment option restrictions. The timing of when and how we apply these restrictions is discussed further below.

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Accepted Funds. Currently, the Accepted Funds are:

BlackRock Global Allocation V.I. Fund	ING Retirement Conservative Portfolio
ING American Funds Asset Allocation Portfolio	ING Retirement Growth Portfolio
ING American Funds World Allocation Portfolio	ING Retirement Moderate Growth Portfolio
ING Morgan Stanley Global Tactical Asset	ING Retirement Moderate Portfolio
Allocation Portfolio
ING Liquid Assets Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING MFS Total Return Portfolio	ING Van Kampen Equity and Income Portfolio
ING Oppenheimer Active Allocation Portfolio	Fixed Interest Allocation

If this rider was purchased before February 2, 2009, the following are additional Accepted Funds:

ING Franklin Templeton Founding Strategy Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

No rebalancing is necessary when Contract value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to
Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

ING American Funds Bond Portfolio	ING PIMCO Total Return Bond Portfolio
ING BlackRock Inflation Protected Bond Portfolio	ING U.S. Bond Index Portfolio
ING Intermediate Bond Portfolio

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You may allocate your contract value to one or more of the Fixed Allocation Funds. We consider the ING
Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic
Rebalancing.

Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed
Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract value in the Fixed Allocation Funds is less than the specified percentage of the total Contract value allocated to both the Fixed Allocation Funds and
Other Funds on any ING LifePay Plus Rebalancing Date, we will automatically rebalance the Contract value allocated to the Fixed Allocation Funds and Other Funds so that the specified percentage of this amount is allocated to the Fixed Allocation Funds. The specified percentage depends on the rider’s purchase date.
Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The ING LifePay Plus Rebalancing Dates occur on each Contract anniversary and after the following transactions:

1)	receipt of additional premiums;
2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and
3)	withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the
Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic
Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See
“Appendix G – Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed
Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the
Fixed Allocation Funds even if you have not previously been invested in them. See “Appendix G – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING LifePay
Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING
LifePay Plus rider if you do not wish to have your Contract value reallocated in this manner.

Death of Owner or Annuitant. The ING LifePay Plus rider and charges will terminate on the date of death of the owner (or in the case of joint owners, the first owner), or the annuitant if there is a non-natural owner.

Continuation After Death – Spouse. If the surviving spouse of the deceased owner continues the
Contract (see “Death Benefit Choices – Continuation After Death – Spouse”), the rider will also continue on the next quarterly contract anniversary, provided the spouse becomes the annuitant and sole owner.

If the rider is in the Growth Phase at the time of spousal continuation:

1)	The rider will continue in the Growth Phase;
2)	On the date the rider is continued, the ING LifePay Plus Base will be reset to equal the greater of the
ING LifePay Plus Base and the then current Contract value;
3)	The ING LifePay Plus charges will restart and be the same as were in effect prior to the claim date;

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4) Ratchets, which stop on the claim date, are restarted, effective on the date the rider is continued;

5) Any remaining step-ups will be available, and if the rider is continued before an annual contract anniversary when a step-up would have been available, then that step-up will be available;

6) The Maximum Annual Withdrawal percentage will be determined as of the date of the first withdrawal, whenever it occurs, and will be based on the spouse’s age on that date; and

7) The rider’s Standard Withdrawal Benefit will be available until the quarterly contract anniversary on or after the spouse is age 59½.

If the rider is in the Withdrawal Phase at the time of spousal continuation:

1)	The rider will continue in the Withdrawal Phase.

2)	The rider’s charges will restart on the date the rider is continued and be the same as were in effect prior to the claim date.

3)	On the quarterly Contract anniversary that the date the rider is continued:

(a) If the surviving spouse was not the annuitant before the owner’s death, then the ING LifePay
Plus Base will be reset to the current Contract value and the Maximum Annual Withdrawal is recalculated by multiplying the new ING LifePay Plus Base by the Maximum Annual
Withdrawal percentage based on the surviving spouse’s age on that date. Withdrawals are permitted pursuant to the other provisions of the rider. Withdrawals causing the Contract value to fall to zero will terminate the Contract and the rider.

(b) If the surviving spouse was the annuitant before the owner’s death, then the ING LifePay Plus
Base will be reset to the current Contract value, only if greater, and the Maximum Annual
Withdrawal is recalculated by multiplying the new ING LifePay Plus Base by the Maximum
Annual Withdrawal percentage based on the surviving spouse’s age on that date. Withdrawals are permitted pursuant to the other provisions of the rider.

4)	The rider charges will restart on the quarter Contract anniversary that the rider is continued and will be the same as were in effect prior to the claim date.

Effect of ING LifePay Plus Rider on Death Benefit. If you die before Lifetime Automatic Periodic
Benefit Status begins under the ING LifePay Plus rider, the death benefit is payable, but the rider terminates.
However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses. See “Death of Owner or Annuitant” and “Continuation After Death –
Spouse,” above for further information.

While in Lifetime Automatic Periodic Benefit Status, if the owner who is not the annuitant dies, we will continue to pay the periodic payments that the owner was receiving under the ING LifePay Plus rider to the beneficiary. While in Lifetime Automatic Periodic Benefit Status, if an owner who is also the annuitant dies, the periodic payments will stop. No other death benefit is payable.

While the rider is in Automatic Periodic Benefit Status, if the owner dies, the remaining ING LifePay Plus Base will be paid to the beneficiary in a lump sum.

Change of Owner or Annuitant. Other than as provided above under “Continuation After Death- Spouse,”
you may not change the annuitant. The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1) spousal continuation as described above;

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2)	change of owner from one custodian to another custodian;
3)	change of owner from a custodian for the benefit of an individual to the same individual;
4)	change of owner from an individual to a custodian for the benefit of the same individual;
5)	collateral assignments;
6)	change in trust as owner where the individual owner and the grantor of the trust are the same individual;
7)	change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and
8)	change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

Surrender Charges. If you elect the ING LifePay Plus rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount, so long as there is contract value from which to take your withdrawals. However, once your Contract value is zero, any periodic payments under the ING LifePay Plus rider would not be subject to surrender charges. Moreover, with no contract value, none of your contract level recurring charges (e.g., the Mortality and Expense Risk Charge) would be deducted. See Appendix F for examples.

Loans. No loans are permitted on Contracts with the ING LifePay Plus rider.

Taxation. For more information about the tax treatment of amounts paid to you under the ING LifePay Plus
Rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider. The
ING Joint LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals deplete your contract value to zero. You may wish to purchase this rider if you are married and are concerned that you and your spouse may outlive your income.

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Important Note: The Below information pertains to the ING Joint LifePay Plus rider which was available for sale from January 28, 2008 through March 15, 2010. Please see Appendix H if you purchased
ING Joint LifePay, the prior form of this rider.

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Purchase. Beginning on and after January 28, 2008, you may elect to purchase the ING Joint LifePay Plus rider. The ING Joint LifePay Plus rider is only available for purchase by individuals who are married at the time of purchase and eligible to elect spousal continuation (as defined by the Tax Code) when the death benefit becomes payable. We refer to these individuals as spouses. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the ING Joint LifePay Plus rider. See “Ownership, Annuitant, and Beneficiary
Requirements,” below. The maximum issue age is 80. Both spouses must meet these issue age requirements on the contract anniversary on which the ING Joint LifePay Plus rider is effective. The issue age is the age of the owners on the Contract anniversary on which the rider is effective. The ING Joint LifePay Plus rider is subject to broker/dealer availability. The ING Joint LifePay Plus rider will not be issued until your contract value is allocated in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. Please note that with the ING Joint LifePay Plus rider, you cannot allocate contract value to a Fixed Interest
Division at any time.

The ING Joint LifePay Plus rider is no longer available for purchase, including purchase by owners of existing
Contracts. Previously, Contracts issued on and after November 1, 2004 were eligible for the ING Joint LifePay
Plus rider, subject to the conditions, requirements and limitations of the prior paragraph. Such Contracts must not already have had a living benefit rider. Or if your Contract met the above eligibility date and had the ING Joint

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LifePay rider, you could upgrade to the ING Joint LifePay Plus rider for a limited time. There is an election form for this purpose. Please contact our Customer Service Center for more information.

Ownership, Annuitant, and Beneficiary Designation Requirements. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the ING Joint LifePay Plus rider. These designations depend upon whether the contract is issued as a nonqualified contract, an IRA or a custodial IRA. In all cases, the ownership, annuitant, and beneficiary designations must allow for the surviving spouse to continue the contract when the death benefit becomes payable, as provided by the Tax Code. Non-natural, custodial owners are only allowed with IRAs (“custodial IRAs”). Joint annuitants are not allowed. The necessary ownership, annuitant and/or beneficiary designations are described below. Applications that do not meet the requirements below will be rejected. We reserve the right to verify the date of birth and social security number of both spouses.

Nonqualified Contracts. For a jointly owned contract, the owners must be spouses, and the annuitant must be one of the owners. For a contract with only one owner, the owner’s spouse must be the sole primary beneficiary, and the annuitant must be one of the spouses.

IRAs. There may only be one owner, who must also be the annuitant. The owner’s spouse must be the sole primary beneficiary.

Custodial IRAs. While we do not maintain individual owner and beneficiary designations for IRAs held by an outside custodian, the ownership and beneficiary designations with the custodian must comply with the requirements listed in “IRAs” above. The annuitant must be the same as the beneficial owner of the custodial
IRA. We require the custodian to provide us the name and date of birth of both the owner and the owner’s spouse.

Rider Date. The ING Joint LifePay Plus rider date is the date the ING Joint LifePay Plus rider becomes effective. If you purchase the ING Joint LifePay Plus rider when the contract is issued, the ING Joint LifePay Plus rider date is also the contract date. If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary.

No Cancellation. Once you purchase the ING Joint LifePay Plus rider, you may not cancel it unless you: a)
cancel the contract during the contract’s free look period; b) surrender the Contract; c) start receiving annuity payments; or d) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the ING
Joint LifePay Plus rider.

Termination. The ING Joint LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your contract is in the accumulation phase. The optional rider automatically terminates if you:

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1)	terminate your contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving income phase payments in lieu of payments under the ING Joint LifePay Plus rider;

2)	die during the accumulation phase (first owner to die in the case of joint owners, or death of annuitant if the contract is a custodial IRA), unless your spouse elects to continue the contract (and your spouse is active for purposes of the ING Joint LifePay Plus rider); or

3)	change the owner of the contract (other than a spousal continuation by an active spouse).

See “Change of Owner or Annuitant,” below. Other circumstances that may cause the ING Joint LifePay Plus rider to terminate automatically are discussed below.

Active Status. Once the ING Joint LifePay Plus rider has been issued, a spouse must remain in “active” status in order to exercise rights and receive the benefits of the ING Joint LifePay Plus rider after the first spouse’s death by electing spousal continuation. In general, changes to the ownership, annuitant, and/or beneficiary designation requirements noted above will result in one spouse being designated as “inactive.” Inactive spouses are not eligible to continue the benefits of the ING Joint LifePay Plus rider after the death of the other spouse. Once designated

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“inactive,” a spouse may not regain active status under the ING Joint LifePay Plus rider. Specific situations that will result in a spouse’s designation as “inactive” include the following:

1)	For nonqualified contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the contract), or the change of one joint owner to a person other than an active spouse.

2)	For nonqualified contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an active spouse or any change of beneficiary (including the addition of primary beneficiaries).

3)	In the event of the death of one spouse (in which case the deceased spouse becomes inactive).

An owner may also request that one spouse be treated as inactive. In the case of joint-owned contracts, both contract owners must agree to such a request. An inactive spouse is not eligible to exercise any rights or receive any benefits under the ING Joint LifePay Plus rider. However, all charges for the ING Joint LifePay Plus rider will continue to apply, even if one spouse becomes inactive, regardless of the reason. You should make sure you understand the impact of beneficiary and owner changes on the ING Joint LifePay Plus rider prior to requesting any such changes.

A divorce will terminate the ability of an ex-spouse to continue the contract. See “Divorce,” below.

How the ING Joint LifePay Plus Rider Works. The ING Joint LifePay Plus rider has both phases and statuses. Through the lifetime of the ING Joint LifePay Plus rider, you will be in one of two phases: the Growth
Phase or the Withdrawal Phase. As detailed below, the Growth Phase begins on the effective date of the rider and ends as of the business day before you take your first withdrawal, or on your Contract’s annuity start date. See “The
Income Phase – Restrictions on Start Dates and the Duration of Payments.” During the Growth Phase, no benefits under the ING Joint LifePay Plus rider are being paid out; rather, during the Growth Phase, premiums and investment growth under your contract continue to accumulate. The Withdrawal Phase follows the Growth Phase and begins once you take your first withdrawal or annuity payment, whichever occurs first. During the Withdrawal
Phase, you may withdraw guaranteed amounts from your Contract, subject to the terms and conditions noted in this section.

During the Withdrawal Phase, this rider has four different statuses that come in a pair to fulfill your withdrawal guarantee: Guaranteed Withdrawal Status and Automatic Periodic Benefit Status; and Lifetime Guaranteed
Withdrawal Status and Lifetime Automatic Periodic Benefit Status. Together, these status pairs operate to fulfill the rider’s withdrawal guarantee and depend on how old the youngest active spouse is when you take your first withdrawal.

Guaranteed Withdrawal Status begins on the date of the first withdrawal, ONLY IF the quarterly contract anniversary following the youngest active spouse’s 65th birthday has not yet passed, and continues until certain circumstances occur as noted in “Guaranteed Withdrawal Status” below. Thereafter, Automatic Periodic Benefit
Status would begin ONLY IF your contract value is depleted to zero for reasons other than withdrawals that exceed the Maximum Annual Withdrawal, as discussed more thoroughly below. In Automatic Periodic Benefit Status, you are no longer entitled to make withdrawals. Instead, under the ING Joint LifePay Plus rider, you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal until the ING Joint
LifePay Plus Base is exhausted. Alternatively, in the event your contract value is depleted because of withdrawals that exceed the Maximum Annual Withdrawal, then Automatic Periodic Benefit Status would not begin. Rather, the
Contract and the ING Joint LifePay Plus rider will terminate without value. While the Withdrawal Phase of your rider may begin in Guaranteed Withdrawal Status, your rider may not enter Automatic Periodic Benefit Status.

Lifetime Guaranteed Withdrawal Status begins on the date of the first withdrawal, provided the quarterly contract anniversary following the youngest active spouse’s 65th birthday has passed, and continues until certain circumstances occur as noted in the “Lifetime Guaranteed Withdrawal Status” below. Thereafter, Lifetime
Automatic Periodic Benefit Status would begin ONLY IF you contract value is depleted to zero for reasons other

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than withdrawals that exceed the Maximum Annual Withdrawal, as discussed more thoroughly below. In Lifetime
Automatic Periodic Benefit Status, you are no longer entitled to make withdrawals. Instead, under the ING Joint
LifePay Plus rider, you will begin to receive periodic payments in an amount equal to the Maximum Annual
Withdrawal. Alternatively, in the event your contract value is depleted because of withdrawals that exceed the
Maximum Annual Withdrawal, then Lifetime Automatic Periodic Benefit Status would not begin. Rather, the
Contract and the ING Joint LifePay Plus rider will terminate without value.

Benefits paid under the ING Joint LifePay Plus rider require the calculation of the Maximum Annual Withdrawal.
The ING Joint LifePay Plus Base (referred to as the “MGWB Base” in the contract) is used to determine the
Maximum Annual Withdrawal and is calculated as follows:

1)	If you purchased the ING Joint LifePay Plus rider on the contract date, the initial ING Joint LifePay Plus
Base is equal to the initial premium (excluding any premium credit available with your Contract).

2)	If you purchased the ING Joint LifePay Plus rider after the contract date, the initial ING Joint LifePay Plus
Base is equal to the contract value on the effective date of the ING Joint LifePay Plus rider (excluding any premium credits applied during the preceding 36 months).

During the Growth Phase, the ING Joint LifePay Plus Base is increased dollar-for-dollar by any premiums received, excluding any applicable premium credits (“eligible premiums”). In addition, on each contract anniversary, the ING
Joint LifePay Plus Base is recalculated as the greater of:

·	The current ING Joint LifePay Plus Base; or
·	The current Contract value (excluding any premium credits applied during the 36 months preceding the calculation). This is referred to as the annual “ratchet.”

If this rider was purchased before February 2, 2009, the ING Joint LifePay Plus Base is recalculated on each quarterly contract anniversary (once each quarter of a contract year from the contract date). This is referred to as a quarterly “ratchet.”

Also, on each of the first five contract anniversaries ONLY after the youngest active spouse reaches age 65, the ING
Joint LifePay Plus Base is recalculated as the greatest of:

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·	The current ING Joint LifePay Plus Base; or
·	The current Contract value (excluding any premium credits applied during the 36 months preceding the calculation); and
·	During the Growth Phase, the ING Joint LifePay Plus Base on the previous contract anniversary, increased by 6%, plus any eligible premiums and minus any third-party investment advisory fees paid from your contract during the year. This is referred to as an annual “step-up.” (Any premium credits applied are excluded from the eligible premiums with a step-up.) If this rider was purchased before February 2, 2009, the annual step-up is 7%.

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Please note that there are no partial step-ups. Step-ups are not pro-rated. So for existing Contracts to which this rider is added (a post Contract issuance election), the first opportunity for a step-up will not be until the first contract anniversary after a full contract year has elapsed since the rider date, SO LONG AS the youngest active spouse is at least age 65.

Say for example that with a Contract purchased on January 1, 2007, the contract owner decides to add Joint LifePay
Plus on March 15, 2007. The rider effective date is April 1, 2007, which is the date of the Contract’s next following quarterly contract anniversary. Because on January 1, 2008 a full contract year will not have elapsed since the rider effective date, the ING Joint LifePay Plus Base will not be eligible for a step-up. Rather, the first opportunity for a step-up with this Contract is on January 1, 2009, assuming the youngest active spouse is age 65.

This rider has no cash value. You cannot surrender the Contract for the ING Joint LifePay Plus Base. The ING
Joint LifePay Plus Base is not available to annuitize.

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Currently, any additional premiums paid during the Withdrawal Phase are eligible premiums for purposes of determining the ING Joint LifePay Plus Base and the Maximum Annual Withdrawal. If this rider was purchased before February 2, 2009, any additional premiums paid during the Withdrawal Phase are not eligible premiums, but do increase the contract value used to determine the reset Maximum Annual Withdrawal under the benefit reset feature of the ING Joint LifePay Plus rider (see “ING Joint LifePay Plus Reset,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, ONLY IF the quarterly contract anniversary has not passed on which or after the youngest active spouse is age 65. While the ING Joint
LifePay Plus rider is in Guaranteed Withdrawal Status, withdrawals in a contract year up to the Maximum Annual
Withdrawal will reduce the ING Joint LifePay Plus Base dollar-for-dollar. Withdrawals while the ING Joint
LifePay Plus rider is in Guaranteed Withdrawal Status are not guaranteed for the lifetime of the annuitant. This status will then continue until the earliest of:

1)	quarterly contract anniversary following the youngest active spouse’s 65th birthday, provided the contract owner does not decline the change to Lifetime Guaranteed Withdrawal Status;
2)	reduction of the ING Joint LifePay Plus Base to zero, at which time the rider will terminate;
3)	the date annuity payments begin (see “The Income Phase”);
4)	reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual
Withdrawal;
5)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual
Withdrawal (see “Automatic Periodic Benefit Status,” below);
6)	the surrender of the Contract;
7)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural owner), unless your spouse beneficiary elects to continue the Contract; or
8)	automatic reset into the Lifetime Guaranteed Withdrawal Status.

You will receive prior notice, of not less than 30 days, if you are in the Guaranteed Withdrawal Status and become eligible for the Lifetime Guaranteed Withdrawal Status. This notice will explain the change, its impact to you and your options. You may decline this change.

Please note with the automatic reset into the Lifetime Guaranteed Withdrawal Status, it is possible that the
Maximum Annual Withdrawal, as recalculated, will be less due to your withdrawals (and reduction of the ING Joint
LifePay Plus Base as a result) while the rider was in Guaranteed Withdrawal Status. See Appendix F, Illustration 6,
for an example. Also please note, however, that by declining automatic reset into the Lifetime Guaranteed
Withdrawal Status, your ING Joint LifePay Plus will not thereafter be automatically reset – to the then current contract value (excluding any premium credits applied during the 36 months preceding the calculation) if the contract value is higher – as it could be while the rider is in Lifetime Guaranteed Withdrawal Status. No further resets will be available. For more information, please see “ING Joint LifePay Plus Reset” below.

If you decline the automatic reset, your rider will continue in the Guaranteed Withdrawal Status. There will not be another opportunity to automatically reset into the Lifetime Guaranteed Withdrawal Status. Thereafter, in the event contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual
Withdrawal, including due to poor market performance, your rider’s status will change to Automatic Periodic
Benefit Status. In Automatic Periodic Benefit Status, other than the payments as provided under the ING Joint
LifePay Plus rider, the Contract will provide no further benefits (including death benefits). In the event contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and rider will terminate without value. For more information about the effect of a withdrawal reducing the contract value to zero, please see “Automatic Periodic Benefit Status,” below.

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Please see below for more information about each of this rider’s four different statuses.

Lifetime Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, SO LONG
AS the quarterly contract anniversary has passed on which or after the youngest active spouse is age 65. Or for
Contracts in Guaranteed Withdrawal Status, the Lifetime Guaranteed Withdrawal Status begins upon automatic reset. This status continues until the earliest of:

1)	the date annuity payments begin (see “The Income Phase”);
2)	reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;
3)	reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual
Withdrawal (see “Lifetime Automatic Periodic Benefit Status,” below);
4)	the surrender of the contract; or
5)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural owner), unless your active spouse beneficiary elects to continue the contract.

The rider’s status changes to Lifetime Automatic Periodic Benefit Status in the event contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal, including due to poor market performance. In Lifetime Automatic Periodic Benefit Status, other than the payments as provided under the
ING Joint LifePay Plus rider, the Contract will provide no further benefits (including death benefits). Otherwise, if contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and rider will terminate without value. For more information about the effect of a withdrawal reducing the Contract value to zero, please see “Lifetime Automatic Periodic Benefit Status” below. As described below, certain features of the ING Joint LifePay Plus rider may differ depending on whether you are in the Lifetime Guaranteed
Withdrawal Status.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals a percentage of the greater of 1) the contract value and 2)
the ING Joint LifePay Plus Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the ING Joint LifePay Plus rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, immediately after calculation of the Maximum Annual Withdrawal. The
Maximum Annual Withdrawal percentage, which varies by age of the youngest active spouse on the date the
Withdrawal Phase begins, is as follows:

Youngest Active	Maximum Annual
Spouse’s Age	Withdrawal Percentage
0-64*	4%*
65-75	5%
76-80	6%
81+	7%

*If the Withdrawal Phase begins before the quarterly contract anniversary on or after the younger spouse reaches age 65, withdrawals in a contract year up to 4% will reduce the ING Joint LifePay Plus
Base dollar-for-dollar, under what we refer to as the “Standard Withdrawal Benefit.” Then, on the quarterly contract anniversary on or after the younger spouse reaches age 65, the ING Joint LifePay
Plus Base will automatically be reset to the current Contract value (excluding any premium credits applied during the preceding 36 months), if greater, and the Maximum Annual Withdrawal will be recalculated.

If this rider was purchased before February 2, 2009, the Maximum Annual Withdrawal Percentages are:

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Youngest Active	Maximum Annual
Spouse’s Age	Withdrawal Percentage
0-75*	5%*
76-80	6%
81+	7%

*If the Withdrawal Phase begins before the quarterly contract anniversary on or after the younger spouse reaches age 65, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the ING
Joint LifePay Plus Base dollar-for-dollar, under what we refer to as the “Standard Withdrawal Benefit.” Then, on the quarterly contract anniversary on or after the younger spouse reaches age 65, the ING Joint LifePay Plus
Base will automatically be reset to the current Contract value (excluding any premium credits applied during the preceding 36 months), if greater, and the Maximum Annual Withdrawal will be recalculated.

Once determined the Maximum Annual Withdrawal percentage never changes for the contract. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the Contract’s annuity commencement date is reached while you are in the ING Joint LifePay Plus rider’s
Lifetime Guaranteed Withdrawal Status, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal, provided that, if both spouses are active, payments under the life only annuity option will be calculated using the joint life expectancy table for both spouses. If only one spouse is active, payments will be calculated using the single life expectancy table for the active spouse.

Whether the Maximum Annual Withdrawal is subject to change depends on the extent of your withdrawals.
The amount of your withdrawal or withdrawals in a contract year that, when added together, do not exceed the
Maximum Withdrawal Amount do not reduce the Maximum Withdrawal Amount. However, if the total amount of your withdrawals in any contract year exceeds the Maximum Annual Withdrawal, then the
Maximum Annual Withdrawal will be reduced in the same proportion as the contract value is reduced by the excess withdrawal.

For this purpose, an excess withdrawal is the lesser of the amount by which your total withdrawals in a contract year exceed the Maximum Annual Withdrawal and the amount of your present request for a withdrawal. The amount of any applicable premium credit deduction (recapture) or surrender charges are not included in determining whether the total amount of your withdrawals in a contract year exceeds the Maximum Annual
Withdrawal and triggers a pro-rata reduction. However, in the event that the Maximum Annual Withdrawal is to be subject to a pro-rata reduction because of an excess withdrawal, the amount by which the Maximum
Annual Withdrawal will be reduced will include any premium credit deduction and surrender charges. See
Appendix FI, Illustrations 1 and 2 for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the contract to satisfy the Required
Minimum Distribution rules of the Tax Code are considered withdrawals for purposes of the ING Joint LifePay
Plus rider, and will begin the Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal that exceeds the Maximum Annual Withdrawal for a specific contract year will not be deemed excess withdrawals in that contract year for purposes of the ING Joint LifePay Plus rider, subject to the following:

1)	If the contract owner’s Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to the contract, is greater than the Maximum Annual
Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the
Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.

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2)	Once you have taken the Maximum Annual Withdrawal for the then current contract year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional
Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current contract year – without being deemed an excess withdrawal.

3)	In the event of any withdrawals that exceed the Maximum Annual Withdrawal and all available
Additional Withdrawal Amounts, the dollar amount of these withdrawals will be deemed excess withdrawals that cause the Maximum Annual Withdrawal to be reduced on a pro-rata basis, as described above.

4)	The Additional Withdrawal Amount is available on a calendar year basis and is recalculated every
January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional
Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any remaining amount will expire.

5)	The Additional Withdrawal Amount does not change in the event you choose to reset the Maximum
Annual Withdrawal Amount. See “ING Joint LifePay Plus Reset Option” below. The Additional
Withdrawal Amount is only subject to change when the Additional Withdrawal Amount is reset as described above.

See Appendix F, Illustrations 3 and 4.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING Joint LifePay Plus Base on a dollar-for-dollar basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

Automatic Periodic Benefit Status. If the Contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate without value due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal” above.

If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual
Withdrawal while the rider is in Guaranteed Withdrawal Status, the rider will enter Automatic Periodic Benefit
Status and you are no longer entitled to make withdrawals. Instead, under the ING Joint LifePay Plus rider, you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal, until the remaining ING Joint LifePay Plus Base is exhausted.

When the rider enters Automatic Periodic Benefit Status:

1)	the Contract will provide no further benefits (including death benefits) other than as provided under the ING Joint LifePay Plus rider;
2)	no further premium payments will be accepted; and
3)	any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will continue until the ING Joint LifePay Plus Base is reduced to zero, at which time the rider will terminate without value.

If when the ING Joint LifePay Plus rider enters Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the last day of the first full Contract year following the date the rider enters Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

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You may elect to receive systematic payments pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of contract value will be withdrawn from your Contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

Lifetime Automatic Periodic Benefit Status. If the contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the contract and the ING Joint LifePay Plus rider will terminate without value due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,”
above.

If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual
Withdrawal while the ING Joint LifePay Plus rider is in Lifetime Guaranteed Withdrawal Status, the ING Joint
LifePay Plus rider will enter Lifetime Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the ING Joint LifePay Plus rider you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status:

1)	the contract will provide no further benefits (including death benefits) other than as provided under the
ING Joint LifePay Plus rider;
2)	no further premium payments will be accepted; and
3)	any other riders attached to the contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. The time period for which we will make these payments will depend upon whether one or two spouses are active under the ING Joint LifePay Plus rider at the time this status begins. If both spouses are active under the ING Joint LifePay Plus rider, these payments will cease upon the death of the second spouse, at which time both the ING Joint LifePay Plus rider and the contract will terminate without further value. If only one spouse is active under the ING Joint LifePay Plus rider, the payments will cease upon the death of the active spouse, at which time both the ING Joint LifePay Plus rider and the contract will terminate without value.

If when the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the last day of the first full contract year following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic payments pursuant to the terms of the contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

ING Joint LifePay Plus Reset. Once the Lifetime Guaranteed Withdrawal Status begins and the

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Maximum Annual Withdrawal has been determined, on each contract anniversary we will increase (or “reset”)
the ING Joint LifePay Plus Base to the current Contract value (excluding any premium credits applied during the 36 months preceding the calculation), if the Contract value is higher. The Maximum Annual Withdrawal will also be recalculated, and the remaining portion of the new Maximum Annual Withdrawal will be available for withdrawal immediately. This reset ONLY occurs when the rider is in Lifetime Guaranteed Withdrawal
Status, and is automatic.

If this rider was purchased before February 2, 2009, the ING Joint LifePay Plus Base and Maximum Annual
Withdrawal is reset on each quarterly contract anniversary.

We reserve the right to change the charge for this rider with a reset. In this event, you will receive prior notice, of not less than 30 days, which explains the change, its impact to you and your options. You may decline this change (and the reset). Please note, however, that by declining a reset, your ING Joint LifePay Plus Base will not thereafter be reset, and the Maximum Annual Withdrawal will also not be recalculated; no further resets will be available.

Investment Option Restrictions. While this rider is in effect, there are limits on the portfolios to which your contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least a specified percentage of such contract value in the Fixed Allocation Funds, which percentage depends on the rider’s purchase date:

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Rider Purchase Date	Fixed Allocation Fund Percentage
On or After February 2,	30%
2009
Before February 2, 2009	20%

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See “Fixed Allocation Funds Automatic Rebalancing,” below. We have these investment option restrictions to lessen the likelihood we would have to make payments under this rider. We require this allocation regardless of your investment instructions to the Contract. The rider will not be issued until your Contract value is allocated in accordance with these investment option restrictions. The timing of when and how we apply these restrictions is discussed further below.

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Accepted Funds. Currently, the Accepted Funds are:

BlackRock Global Allocation V.I. Fund	ING Retirement Conservative Portfolio
ING American Funds Asset Allocation Portfolio	ING Retirement Growth Portfolio
ING American Funds World Allocation Portfolio	ING Retirement Moderate Growth Portfolio
ING Morgan Stanley Global Tactical Asset	ING Retirement Moderate Portfolio
Allocation Portfolio
ING Liquid Assets Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING MFS Total Return Portfolio	ING Van Kampen Equity and Income Portfolio
ING Oppenheimer Active Allocation Portfolio	Fixed Interest Allocation

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If this rider was purchased before February 2, 2009, the following are additional Accepted Funds:

ING Franklin Templeton Founding Strategy Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

No rebalancing is necessary when Contract value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to
Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

ING American Funds Bond Portfolio	ING PIMCO Total Return Bond Portfolio
ING BlackRock Inflation Protected Bond Portfolio	ING U.S. Bond Index Portfolio
ING Intermediate Bond Portfolio

You may allocate contract value to one or more of the Fixed Allocation Funds. We consider the ING
Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic
Rebalancing.

Other Funds. All portfolios available under the contract other than Accepted Funds or the Fixed
Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than the specified percentage of the total contract value allocated to both the Fixed Allocation Funds and
Other Funds on any ING Joint LifePay Plus Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed Allocation Funds and Other Funds so that the specified percentage of this amount is allocated to the Fixed Allocation Funds. The specified percentage depends on the rider’s purchase date.
Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The ING Joint LifePay Plus Rebalancing Dates occur on each contract anniversary and after the following transactions:

1)	receipt of additional premiums;
2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and
3)	withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the contract. However, if the other automatic rebalancing under the contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic
Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See
“Appendix G – Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed
Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the
Fixed Allocation Funds even if you have not previously been invested in them. See “Appendix G – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING Joint
LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING
Joint LifePay Plus rider if you do not wish to have your contract value reallocated in this manner.

Divorce. Generally, in the event of a divorce, the spouse who retains ownership of the contract will continue to be entitled to all rights and benefits of the ING Joint LifePay Plus rider, while the ex-spouse will no longer have any

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such rights or be entitled to any such benefits. In the event of a divorce during Lifetime Guaranteed Withdrawal
Status, the ING Joint LifePay Plus rider continues, and terminates upon the death of the owner (first owner in the case of joint owners, or the annuitant in the case of a custodial IRA). Although spousal continuation may be available under the Tax Code for a subsequent spouse, the ING Joint LifePay Plus rider cannot be continued by the new spouse. As the result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse.
Any such withdrawal will be considered a withdrawal for purposes of the Maximum Annual Withdrawal amount. In other words, if a withdrawal incident to a divorce exceeds the Maximum Annual Withdrawal amount, it will be considered an excess withdrawal. See “Determination of the Maximum Annual Withdrawal,” above. As noted, in the event of a divorce there is no change to the Maximum Annual Withdrawal and we will continue to deduct charges for the ING Joint LifePay Plus rider.

In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change to the periodic payments made. Payments will continue until both spouses are deceased.

Death of Owner. The death of the owner (or in the case of joint owners, the first owner, or for custodial IRAs, the annuitant) may cause the termination of the ING Joint LifePay Plus rider and its charges, depending upon whether one or both spouses are in active status at the time of death, as described below.

1)	If both spouses are in active status: If the surviving spouse elects to continue the contract and becomes the sole owner and annuitant, the ING Joint LifePay Plus rider will remain in effect pursuant to its original terms and ING Joint LifePay Plus coverage and charges will continue. As of the date the contract is continued, the ING Joint LifePay Plus Base will be reset to the current Contract value, if greater, and the Maximum Annual Withdrawal will be recalculated as the Maximum Annual
Withdrawal percentage multiplied by the new ING Joint LifePay Plus Base on the date the contract is continued. However, under no circumstances will this recalculation result in a reduction to the
Maximum Annual Withdrawal.

If the surviving spouse elects not to continue the contract, ING Joint LifePay Plus rider coverage and charges will cease upon the earlier of payment of the death benefit or notice that an alternative distribution option has been chosen.

2)	If the surviving spouse is in inactive status: The ING Joint LifePay Plus rider terminates and ING
Joint LifePay Plus coverage and charges cease upon the date of death of the last Active Spouse.

Change of Owner or Annuitant. Other than as a result of spousal continuation, you may not change the annuitant. The ING Joint LifePay Plus rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1)	spousal continuation by an active spouse, as described above;
2)	change of owner from one custodian to another custodian for the benefit of the same individual;
3)	change of owner from a custodian for the benefit of an individual to the same individual (in order to avoid the owner’s spouse from being designated inactive, the owner’s spouse must be named sole beneficiary under the contract);
4)	change of owner from an individual to a custodian for the benefit of the same individual;
5)	collateral assignments;
6)	for nonqualified contracts only, the addition of a joint owner, provided that the additional joint owner is the original owner’s spouse and is active when added as joint owner;
7)	for nonqualified contracts, removal of a joint owner, provided the removed joint owner is active and becomes the primary contract beneficiary; and

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8) change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner if both were active spouses at the time of the change.

Surrender Charges. If you elect the ING Joint LifePay Plus rider, the amount of your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount, so long as there is contract value from which to take your withdrawals. However, once your contract value is zero, any periodic payments under the ING Joint
LifePay Plus rider would not be subject to surrender charges. Moreover, with no contract value, none of your contract level recurring charges (e.g., the Mortality and Expense Risk Charge) would be deducted. See Appendix F for examples.

Loans. No loans are permitted on Contracts with the ING Joint LifePay Plus rider.

Federal Tax Considerations. For more information about the tax treatment of amounts paid to you under the
ING Joint LifePay Plus rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death
Benefit

WITHDRAWALS

Any time during the accumulation phase and before the death of the contract owner, except under certain qualified contracts, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than
90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the
Free Withdrawal Amount, you may incur a surrender charge. There is no surrender charge if, during each contract year, the amount withdrawn is 10% or less of your contract value on the date of the withdrawal, less prior withdrawals during that contract year. Under Option Package III, any unused percentage of the 10% Free
Withdrawal Amount from a contract year will carry forward into successive contract years, based on the percentage remaining at the time of the last withdrawal in that contract year. In no event will the Free Withdrawal Amount at any time exceed 30% of contract value. Please see Appendix D, Surrender Charge for Excess Withdrawals
Example.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

Your withdrawals under the ING LifePay Plus or ING Joint LifePay Plus riders will be subject to surrender charges if they exceed the free withdrawal amount. However, once your contract value is zero, the periodic payments to which you may be entitled under these optional riders will not be subject to surrender charges.

If any limitation on allocations to the Restricted Funds has been exceeded, subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. So, in this event, you would either need to take your withdrawal from the Restricted Funds or pro-rata from all variable subaccounts.

Please be aware that the benefit we pay under certain optional benefit riders may be reduced by any withdrawals you take while the optional rider is in effect. Withdrawals may be subject to taxation and tax penalties. Other than the surrender charge, there is no separate charge for electing any of the withdrawal options.

We offer the following three withdrawal options:

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Regular Withdrawals
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100.

Systematic Withdrawals
You may choose to receive automatic systematic withdrawal payments (1) from the contract value in the subaccounts in which you are invested, or (2) from the interest earned in your Fixed Interest Allocations. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more
Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted
Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested. There is no additional charge for this feature.

You decide the date on which you would like your systematic withdrawals to start. This date must be at least 30 days after the Contract Date and no later than the 28th day of the month. Subject to these rules, if you have not indicated the date, your systematic withdrawals will occur on the next business day after your Contract Date (or the monthly or quarterly anniversary thereof) for your desired frequency.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (1) a fixed dollar amount, or (2) an amount based on a percentage of the contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

Maximum Percentage
Frequency	of Contract Value
Monthly	0.83%
Quarterly	2.50%
Annually	10.00%

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A fixed dollar systematic withdrawal of less than $100 on any withdrawal date will terminate your systematic withdrawal. If the amount to be withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage.
Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature which you may add to your regular systematic withdrawal program.

If your systematic withdrawal is based on a percentage of contract value and the amount to be withdrawn based on that percentage would be less than $100, we will contact you and seek alternative instructions.
Unless you provide alternative
instructions, if the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

Systematic withdrawals from Fixed Interest Allocations are limited to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so.

The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect the systematic withdrawal option if you are taking IRA
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Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary’s lifetime (“stretch”). “Stretch” payments will be subject to the same limitations as systematic withdrawals, and non-qualified “stretch” payments will be reported on the same basis as other systematic withdrawals.

Fixed Dollar Systematic Withdrawal Feature. You may add the Fixed Dollar Systematic Withdrawal Feature to
your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount in addition to your systematic withdrawal program regardless of any surrender charges. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal
Feature are available only in connection with Section 72(q) or 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your contract value as determined on the day we receive your election of this feature. The maximum limit will not be recalculated when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will apply the surrender charge directly to your contract value (rather than to the systematic withdrawal) so that the amount of each systematic withdrawal remains fixed.

Fixed dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the
Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges when they exceed the applicable maximum percentage.

IRA Withdrawals
If you have a non-Roth IRA Contract and will be at least age 70½ during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service (“IRS”) rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made.
Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You choose the frequency of your IRA withdrawals (monthly, quarterly or annually) and the start date. This date must be at least 30 days after he Contract Date and no later than the 28th day of the month. Subject to these rules, if you have not indicated the date, your IRA withdrawals will occur on the next business day after your Contract Date for your desired frequency.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100.
When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

Consult your tax adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59½ may result in a 10% penalty tax. See “Federal Tax Considerations” for more details.

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TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)

You may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest
Allocations at the end of the free look period until the income phase payment start date. Please note that if you elect one of the living benefit riders, you may not allocate contract value to the Fixed Interest Allocations. Transfers to a
GET Fund series may only be made during the offering period for that GET Fund series. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Transfers will be based on values at the end of the business day in which the transfer request is received at our
Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a
Fixed Interest Allocation.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. Eastern Time or the close of regular trading on the New York
Stock Exchange will be effected on the next business day. Separate Account NY-B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions, even if appropriate identifying information is provided.

Limits on Frequent or Disruptive Transfers.

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

·	Increased trading and transaction costs;
·	Forced and unplanned portfolio turnover;
·	Lost opportunity costs; and
·	Large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the Contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products, have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

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· Meets or exceeds our current definition of Excessive Trading, as defined below; or
· Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

· More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or
· Six round-trips involving the same fund within a twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

· Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
· Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;
· Purchases and sales of fund shares in the amount of $5,000 or less;
· Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
· Transactions initiated by us, another member of the ING family of insurance companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice
Response Unit (VRU), telephone calls to the ING Customer Service Center, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip in the prior twelve month period will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those which involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month

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suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic
Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading
Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of insurance companies, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations
(which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of premium or contract value to the fund or all funds within the fund family.

Dollar Cost Averaging
You may elect to participate in our dollar cost averaging (DCA) program through either the ING Liquid Assets
Portfolio or a Fixed Interest Allocation, subject to availability, starting 30 days after the Contract Date. These investment options serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to the subaccounts you specify. There is no additional charge for dollar cost averaging.
Dollar cost averaging is not available with automatic rebalancing and may be subject to limited availability with systematic withdrawals.

We also may offer DCA Fixed Interest Allocations for durations of 6 months and 1 year, subject to availability, exclusively for use with the dollar cost averaging program. Transfers made pursuant to a dollar cost averaging

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program do not count toward the 12-transfer limit on free transfers. There is no additional charge for the dollar cost averaging program.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels.
You should consider your tolerance for investing through periods of fluctuating price levels.

Dollar cost averaging requires a minimum monthly transfer amount of $100. We will transfer all your money allocated to that source account into the subaccount(s) you specify in equal payments over the relevant duration.
The last payment will include earnings accrued over the duration. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis, subject to any fund purchase restrictions. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.
A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in “Trust and Funds – Restricted Funds.” Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

·	Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then current allocation of contract value to the Restricted
Fund(s) and the then current value of the amount designated to be transferred to that Restricted Fund(s).

·	Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a
Restricted Fund. If more than the individual limit has been requested to be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds.
The excess, if any, is the maximum that may be allocated pro-rata to Restricted Funds.

·	Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual
Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted
Funds.

The GET Fund may not be included in a dollar cost averaging program. We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time. Transfers made pursuant to a dollar cost averaging program do not count toward the 12-transfer limit on free transfers.

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Automatic Rebalancing
If you have at least $10,000 of contract value invested in the subaccounts of Separate Account NY-B, you may elect to have your investments in the subaccounts automatically rebalanced. You are permitted to reallocate between
Restricted and non-Restricted Funds, subject to the limitations described above in this section and in “Trust and
Funds – Restricted Funds.” If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds. Automatic rebalancing is subject to any fund purchase restrictions; however, transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers. Amounts allocated to the GET Fund will not be affected by automatic rebalancing. There is no additional charge for this feature.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed
Interest Division. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata. Automatic rebalancing is not available if you participate in dollar cost averaging.
Automatic rebalancing will not take place during the free look period.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis.
Additional premium payments and partial withdrawals effected on a pro-rata basis will not cause the automatic rebalancing program to terminate.

DEATH BENEFIT CHOICES

Death Benefit During the Accumulation Phase
During the accumulation phase, a death benefit is payable when either the contract owner or the first of joint owners
(under Option Package I only) or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit paid depends on the option package you have chosen. The death benefit value is calculated as of the claim date (the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center). If your beneficiary elects to delay receipt of the death benefit until a date after the time of death, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum, applied to any of the income phase payment options or, if available, paid over the beneficiary’s life expectancy. (See “Systematic Withdrawals” above.) A beneficiary’s right to elect an income phase payment option or receive a lump sum payment may have been restricted by a contract owner. If so, such rights or options will not be available to the beneficiary.

If we do not receive a request to apply the death benefit proceeds to an income phase payment option, we will make a single sum distribution. Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options and the Company seeks to make a profit on these accounts. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see “Federal Tax Considerations – Required Distributions upon Death.”

You may select one of the option packages described below which will determine the death benefit payable. Option
Packages II and III are not available where the Contract is held by joint owners. A change in ownership of the
Contract may affect the amount of the death benefit payable.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

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The death benefit depends upon the option package in effect on the date the contract owner dies.

The differences are summarized as follows:

	Option Package I		Option Package II		Option Package III
Death Benefit	The greatest of:		The greatest of:		The greatest of:
on Death of the	(1)	the Standard Death	(1)	the Standard Death	(1)	the Standard Death
Owner:		Benefit*;		Benefit*;		Benefit*;
	(2)	the contract value*; or	(2)	the contract value*;	(2)	the contract value*;
	(3)	return of premium.	(3)	return of premium; or	(3)	return of premium; or
			(4)	the Annual Ratchet	(4)	the Annual Ratchet
				death benefit*.		death benefit*.

* less any premium credits added after or within 12 months prior to death.

Return of premium equals premiums paid, excluding any premium credits, reduced pro-rata for withdrawals.

The Standard Death Benefit equals total premium payments plus premium credits reduced pro-rata for withdrawals.

The Annual Ratchet Enhanced Death Benefit equals the maximum contract value on each contract anniversary occurring on or prior to attainment of age 90, adjusted for new premiums and premium credits and reduced pro-rata for withdrawals. On the contract date, the Annual Ratchet Enhanced Death Benefit equals the initial premium plus any premium credit.

The pro-rata withdrawal adjustment to the guaranteed death benefit amount under Option Package I, II or III is equal to (1) divided by (2), with the result multiplied by (3) where:

(1)	is the Contract Value withdrawn;
(2)	is the Contract Value immediately prior to the withdrawal; and
(3)	is the amount of the applicable death benefit immediately prior to the withdrawal.

The reduction in the guaranteed death benefit may be greater than the amount withdrawn. Any premium credit added after or within 12 months prior to the date of death is forfeited, and is not included in the Contract Value for purposes of calculating the Standard Death Benefit or the Annual Ratchet Enhanced Death Benefit.

Transfers Between Option Packages. You may transfer from one option package to another on each contract anniversary. A written request for such transfer must be received at our Customer Service Center within 60 days prior to the contract anniversary. No transfers between option packages are permitted: 1) after you attain age 80; or
2) if the Contract is owned by joint owners. A change of owner may cause an option package transfer on other than a contract anniversary. If you transfer from Option I to Option II or III, the Annual Ratchet Death Benefit will equal the contract value on the effective date of the transfer.

	Transfers to Option		Transfers to Option
		Package I	Packages II or III
Minimum	Non-		Non-
Contract	Qualified:	Qualified:	Qualified:	Qualified:
Value	$15,000	$1,500	$5,000	$1,500

Death Benefit During the Income Phase
If any contract owner or the annuitant dies during the income phase, we will pay the beneficiary any certain benefit remaining under the income phase payment option in effect at the time.

Continuation after Death — Spouse
If at the contract owner’s death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own the following will apply:

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If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, the addition will be allocated to the ING Liquid Assets Portfolio, or its successor. Such addition to contract value will not affect the guaranteed death benefit. If the guaranteed death benefit is less than or equal to the contract value, the contract value will not change.

The death benefits under each of the available options will continue based on the surviving spouse’s age on the date that ownership changes. If death occurs during the first contract year, the premium credit will not be forfeited upon spousal continuation, and the premium credit option charge will continue for the remainder of the seven-year period.
The premium credit will be subject to recapture upon surrender of the Contract or partial withdrawal, in accordance with the premium credit forfeiture schedule. Subsequent premium payments made by the continuing spouse during the first contract year will be subject to the premium credit option charge and the premium credit forfeiture schedule.
See “The Annuity Contract – Additional Credit to Premium.”

If death occurs after the first contract year, the premium credit will not be forfeited upon spousal continuation, and the premium credit option charge will continue for the remainder of the seven year period. The premium credit will not be subject to forfeiture upon surrender of the Contract or partial withdrawals.

At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. Any premiums paid later will be subject to any applicable surrender charge.

Any addition to contract value, as described above, is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

Continuation after Death — Non Spouse
If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Internal Revenue Code (the “Tax Code”) apply. See next section, “Required
Distributions upon Contract Owner’s Death.”

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, the addition will be allocated to the ING Liquid Assets Portfolio, or its successor. Such addition to contract value will not affect the guaranteed death benefit. If the guaranteed death benefit is less than or equal to the contract value, the contract value will not change.

If death occurs within 12 months of a premium credit being applied, the premium credit will be forfeited and not included in the calculation of either the contract value, the Standard Death Benefit or the Annual Ratchet Enhanced
Death Benefit.

The death benefit terminates upon continuation. At subsequent surrender, any surrender charge applicable to premium payments paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

Required Distributions Upon Contract Owner’s Death
We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Tax Code.

If any owner of a non-qualified contract dies before the income phase payment start date, the death benefit payable to the beneficiary calculated as described under “Death Benefit Choices” in this prospectus, will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner’s date of death; or
(b) the beneficiary may elect, within the 1-year period after the contract owner’s date of death, to receive the death

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benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner’s date of death.

Notwithstanding (a) and (b) above, if the sole contract owner’s sole beneficiary is the deceased owner’s surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner’s death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner’s beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by
ReliaStar of NY will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner’s beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner’s death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary (“stretch”). “Stretch” payments will be subject to the same limitations as systematic withdrawals, and non-qualified “stretch” payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from a non-spouse owner’s beneficiary within the 1-year period after the contract owner’s date of death, then we will pay the death benefit to the owner’s beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner’s date of death. Such cash payment will be in full settlement of all our liability under the Contract.

The death benefits under any of the Options will terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived.
Premiums are not permitted after such date.

If a contract owner dies after the income phase payment start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner’s rights granted under the
Contract or allowed by us will pass to the contract owner’s beneficiary.

If a Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of the owner.

Effect of ING LifePay Plus and ING Joint LifePay Plus Riders on Death Benefit
Please see “ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider – Death of
Owner or Annuitant” for information about the effect of the ING LifePay Plus rider on the death benefit under your
Contract and a description of the impact of the owner’s or annuitant’s death on the ING LifePay Plus rider. Please see “ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider – Death of
Owner or Annuitant” for information about the effect of the ING Joint LifePay Plus rider on the death benefit under your Contract and a description of the impact of the owner’s or annuitant’s death on the ING Joint LifePay Plus rider.

THE INCOME PHASE

During the income phase, you stop contributing dollars to your contract and start receiving payments from your accumulated contract value.

Initiating Payments. At least 30 days prior to the date you want to start receiving payments, you must notify us in

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writing of all of the following:

·	Payment start date;
·	Income phase payment option (see the income phase payment options table in this section);
·	Payment frequency (i.e., monthly, quarterly, semi-annually or annually);
·	Choice of fixed, and, if available at the time an income phase payment option is selected, variable or a combination of both fixed and variable payments; and
·	Selection of an assumed net investment rate (only if variable payments are elected).

Your Contract will continue in the accumulation phase until you properly start income phase payments. Once an income phase payment option is selected, it may not be changed. Our current annuity options provide only for fixed payments.

What Affects Payment Amounts? Some of the factors that may affect the amount of your income phase payments include: your age; gender; contract value; the income phase payment option selected; the number of guaranteed payments (if any) selected; whether you select fixed, variable or a combination of both fixed and variable payments;
and, for variable payments, the assumed net investment rate selected. Variable payments are not currently available.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account.
The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase.
Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate. Variable payments are not currently available.

Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3½%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than
5%, after deduction of fees.

If you select a 3½% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI.

Minimum Payment Amounts. The income phase payment option you select must result in:

·	A first income phase payment of at least $50; and
·	Total yearly income phase payments of at least $250.

If your contract value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.
Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

Betterment of Rates. If the payments under the Income Phase Payment Option that you elect would be lower than the payments that would be provided using the same value (greater of cash surrender value or 95% of contract value)
under a single premium immediate annuity then offered by us, you will receive the larger payments under your payment option.

Restrictions on Start Dates and the Duration of Payments. Income phase payments may not begin during the first contract year, or, unless we consent, later than the later of:

·	The first day of the month following the annuitant’s 90th birthday; or
·	The tenth anniversary of the last premium payment made to your Contract.

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Income phase payments will not begin until you have selected an income phase payment option. If there are surrender charges remaining on the income phase payment start date, your income phase payment option must be either a life annuity or have a period certain of at least 10 years. Failure to select an income phase payment option by the later of the annuitant’s 85th birthday or the tenth anniversary of your last premium payment may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering delaying the selection of an income phase payment option before the later of these dates.

For qualified contracts only, income phase payments may not extend beyond:

1)	The life of the annuitant;
2)	The joint lives of the annuitant and beneficiary;
3)	A guaranteed period greater than the annuitant’s life expectancy; or
4)	A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start, the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 100.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the
Contract will not be considered an annuity for federal tax purposes.

See “Federal Tax Considerations” for further discussion of rules relating to income phase payments.

Charges Deducted

·	If you elect a life income payment option, we make a daily deduction for mortality and expense risks equal to 1.25% of amounts invested in the subaccounts. If variable income phase payments are selected, we make a daily deduction for expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make a deduction from the subaccounts you select, even though we no longer assume mortality risks. The amount of this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See “Fees and
Expenses.”

·	An administrative expense charge of 0.15% applies during the income phase. We deduct this charge daily from the subaccounts corresponding to the funds you select. The charge applies during the entire income phase. See “Fees and Expenses.”

·	If the premium credit option was elected, the premium credit option charge of 0.50% continues during the income phase for the remainder of the seven year period from the addition of the premium credit. We deduct this charge daily from your contract value in both the subaccounts and the Fixed Interest Division.
See “Fees and Expenses.”

Death Benefit during the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Customer Service Center. Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

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Beneficiary Rights. A beneficiary’s right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your contract value, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the
Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “Federal Tax Considerations.”

Payment Options
The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the Contract from time to time. Once income phase payments begin, the income phase payment option selected may not be changed.

Terms to understand:
Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit, if any, under the income phase payment option selected.

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Lifetime Income Phase Payment Option
Life Income		Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment’s due date.
Death Benefit—None: All payments end upon the annuitant’s death.
Life Income—		Length of Payments: For as long as the annuitant lives, with payments guaranteed for your
Guaranteed		choice of 5 to 30 years or as otherwise specified in the contract.
Payments		Death Benefit—Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
Life Income—		Length of Payments: For as long as either annuitant lives. It is possible that only one
Two Lives		payment will be made if both annuitants die before the second payment’s due date.
Continuing Payments: When you select this option you choose for:
	a)	100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
	b)	100% of the payment to continue to the annuitant on the second annuitant’s death, and
50% of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit—None: All payments end upon the death of both annuitants.
Life Income—		Length of Payments: For as long as either annuitant lives, with payments guaranteed from 5
Two Lives—		to 30 years or as otherwise specified in the contract.
Guaranteed		Continuing Payments: 100% of the payment to continue to the surviving annuitant after the
Payments		first death.
Death Benefit—Payment to the Beneficiary: If both annuitants die before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
Life Income— Cash		Length of Payments: For as long as the annuitant lives.
Refund Option		Death Benefit—Payment to the Beneficiary: Following the annuitant’s death, we will pay a
(limited		lump sum payment equal to the amount originally applied to the income phase payment option
availability—fixed		(less any applicable premium tax) and less the total amount of income payments paid.
payments only)
Life Income—Two		Length of Payments: For as long as either annuitant lives.
Lives—Cash		Continuing Payments: 100% of the payment to continue after the first death.
Refund Option		Death Benefit—Payment to the Beneficiary: When both annuitants die we will pay a lump-
(limited		sum payment equal to the amount applied to the income phase payment option (less any
availability—fixed		applicable premium tax) and less the total amount of income payments paid.
payments only)

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Nonlifetime Income Phase Payment Option
Nonlifetime—	Length of Payments: You may select payments for 5 to 30 years (15 to 30 years if you
Guaranteed	elected the premium bonus option). In certain cases a lump-sum payment may be requested at
Payments	any time (see below).
Death Benefit—Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
Lump-Sum Payment: If the “Nonlifetime—Guaranteed Payments” option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum.
Any such lump-sum payments will be treated as a withdrawal during the accumulation phase and we will charge any applicable surrender charge. Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Customer Service Center.

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OTHER CONTRACT PROVISIONS

Reports to Contract Owners
We confirm purchase, transfer and withdrawal transactions usually within 5 business days of processing. We may also send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the

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contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value.
You have 30 days to notify our Customer Service Center of any errors or discrepancies. We will notify you when any shareholder reports of the investment portfolios in which Separate Account NY-B invests are available. We will also send any other reports, notices or documents we are required by law to furnish to you.

Suspension of Payments
The Company reserves the right to suspend or postpone the date of any payment or determination of values, beyond the seven permitted days, on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account NY-B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account NY-B’s net assets; or (4) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed
Interest Allocation for up to 6 months.

In Case of Errors in Your Application
If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or sex.

Assigning the Contract as Collateral
You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary’s rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

Contract Changes — Applicable Tax Law
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. You will be given advance notice of such changes.

Free Look
You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Your state may require a longer free look period under certain circumstances. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it.
We will refund the contract value. For purposes of the refund during the free look period, we exclude any premium credit and include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. We may, at our discretion, require that premiums designated for investment in the subaccounts as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount
(currently, the ING Liquid Assets Portfolio) during the free look period. Your free look rights depend on the laws of the state in which you purchase the Contract. Your Contract is void as of the day we receive your Contract and cancellation request. We determine your contract value at the close of business on the day we receive your written request. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

Special Arrangements
We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract
Our affiliate, Directed Services LLC, 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. Directed Services LLC, a Delaware limited liability company, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

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Directed Services LLC does not retain any commissions or compensation paid to it by ING USA for Contract sales.
Directed Services LLC enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the
Contracts through their registered representatives who are licensed to sell securities and variable insurance products
(“selling firms”). Selling firms are also registered with the SEC and are FINRA member firms.

The following is a list of broker/dealers that are affiliated with the Company:

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·	Directed Services LLC	·	ING Funds Distributor, LLC
·	ING America Equities, Inc.	·	ING Investment Advisors, LLC
·	ING Financial Advisers, LLC	·	ING Investment Management Services LLC
·	ING Financial Markets LLC	·	ShareBuilder Securities Corporation
·	ING Financial Partners, Inc.	·	Systematized Benefits Administrators, Inc.

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Directed Services LLC pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by Directed Services LLC to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

Directed Services LLC pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 7.5% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.25% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm’s practices. Commissions and annual compensation, when combined, could exceed 7.5% of total premium payments.

Directed Services LLC has special compensation arrangements with certain selling firms based on those firms’
aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of Contracts described above, Directed Services LLC may also pay selling firms additional compensation or reimbursement of expenses for their efforts in selling the Contracts to you and other customers. These amounts may include:

·	Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

·	Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;

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·	Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our expense;

·	Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on the sales of this product;

·	Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of policies; and

·	Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

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We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the Contract.

The following is a list of the top 25 selling firms that, during 2009, received the most compensation, in the aggregate, from us in connection with the sale of registered annuity contracts issued by us, ranked by total dollars received:

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1.	Morgan Stanley Smith Barney LLC	14.	National Planning Corporation
2.	LPL Financial Corporation	15.	Wells Fargo Advisors, LLC (Bank Channel)
3.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	16.	Woodbury Financial Services Inc.
4.	ING Financial Partners Inc.	17.	Wells Fargo Investments LLC
5.	ING Financial Partners, Inc. CAREER	18.	Morgan Keegan and Company Inc.
6.	UBS Financial Services Inc.	19.	PrimeVest Financial Services Inc.
7.	ING Financial Advisers, LLC	20.	Wells Fargo SEC, LLC
8.	Wells Fargo Advisors, LLC	21.	Royal Alliance Associates Inc.
9.	Raymond James Financial Services Inc.	22.	Madison Avenue Securities Inc.
10.	Financial Network Investment Corporation	23.	SII Investments Inc.
11.	Chase Investment SVCS Corp	24.	First Allied Securities Inc.
12.	Securities America Inc.	25.	Securian Financial Services Inc.
13.	Multi-Financial Securities Corporation

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Directed Services LLC may also compensate wholesalers/distributors, and their sales management personnel, for
Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values. Directed Services LLC may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

We do not pay any additional compensation on the sale or exercise of any of the Contract’s optional benefit riders offered in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for sale of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

OTHER INFORMATION

Voting Rights
We will vote the shares of a Trust owned by Separate Account NY-B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract’s contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account NY-B which are not attributable to contract owners in the same proportion. The effect of proportional voting is that a small number of contract owners may decide the outcome of a vote.

State Regulation
We are regulated by the Insurance Department of the State of New York. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

Legal Proceedings
We are not aware of any pending legal proceedings which involve Separate Account NY-B as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Directed Services LLC, the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Directed Services LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

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FEDERAL TAX CONSIDERATIONS

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Introduction
This section discusses our understanding of current federal income tax laws affecting the contract. Federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading it:

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Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
This section addresses some but not all applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, or any other tax provisions; and
We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

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We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser.
Types of Contracts: Non-Qualified or Qualified
The Contract may be purchased on a non-tax-qualified basis (non-qualified contracts) or purchased on a tax-
qualified basis (qualified contracts).

Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Tax Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify for special income tax treatment under
Sections 401, 408 or 408A, and some provisions of 403 and 457 of the Tax Code.

Effective January 1, 2009, except in the case of a rollover contribution as permitted under the Tax Code or as a result of an intra-plan exchange or plan-to-plan transfer described under the Final Regulations, contributions to a section 403(b) tax sheltered annuity contract may only be made by the Employer sponsoring the Plan under which the assets in your contract are covered subject to the applicable Treasury Regulations and only if the Company, in its sole discretion, agrees to be an approved provider.

Taxation of Non-Qualified Contracts

Premiums
You may not deduct the amount of your premiums to a non-qualified contract.

Taxation of Gains Prior to Distribution
Tax Code Section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

Diversification. Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the Contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by the Treasury in Reg. Sec. 1.817-5,
which affects how the funds’ assets may be invested. If it is determined, however, that your Contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be

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adequately diversified for whatever reason, we will take appropriate steps to bring your Contract into compliance with such regulations and rulings, and we reserve the right to modify your Contract as necessary to do so.

Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the
Tax Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the
Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements.

Non-Natural Holders of a Non-Qualified Contract. If you are not a natural person, a non-qualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase in the contract value over the
“investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the Contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner.

Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all premiums to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the contract (cost basis).

10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

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made on or after the taxpayer reaches age 59½;
made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);
attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
the distribution is allocable to investment in the contract before August 14, 1982.

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The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the Contract;
Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
Then, from any remaining “income on the contract;” and
Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. Pursuant to IRS guidance, receipt of withdrawals, surrenders or annuity payments
(annuitizations) from either the original contract or the new contract during the 12 month period following the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the partial surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½ , may be subject to an additional 10% tax penalty. A taxable event may be avoided if requirements identified as a qualifying event are satisfied. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 12 months with your tax advisor prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income.

The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a
Beneficiary has elected to maintain Contract value and receive payments.

Different distribution requirements apply if your death occurs:

After you begin receiving annuity payments under the Contract; or
Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

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If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2008, your entire balance must be distributed by August 31, 2013. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

Over the life of the designated beneficiary; or
Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of a contract owner.

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value.
Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a non-qualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity (1)
which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. While this Contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-
natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the
Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section
72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact our Customer Service
Center.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section
1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested transaction.

Taxation of Qualified Contracts

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General
The Contracts are primarily designed for use with IRAs under Tax Code Sections 401, 408 or 408A, and some provisions of 403 and 457 (We refer to all of these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a Contract, or on annuity payments, depends on the type of retirement plan and your tax status. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½
(subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some qualified plans may be subject to additional distribution or other requirements that are not incorporated into the Contract. No attempt is made to provide more than general information about the use of the Contracts with qualified plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The
Company is not bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless we consent.

Contract owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral
Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as guaranteed living benefits and/or death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 401(a), 401(k), Roth 401(k), and 403(a) Plans. Sections 401(a), 401(k), and 403(a) of the Tax
Code permit certain employers to establish various types of retirement plans for employees, and permits self-
employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of Contracts to accumulate retirement savings under the plans. Employers intending to use the
Contract with such plans should seek competent legal advice.

The contracts may also be available as a Roth 401(k), as described in Tax Code Section 402A, and we may set up accounts for you under the Contract for Roth 401(k) contributions (“Roth 401(k) accounts”). Tax Code Section
402A allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k), which provides for tax-free distributions, subject to certain restrictions.

Individual Retirement Annuities. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed,

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in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Roth IRAs. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA.
Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth
IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Section 403(b) Tax-Sheltered Annuities. The contracts are no longer available for purchase as Tax Code section 403(b) tax-sheltered annuities. Existing contracts issued as Tax Code section 403(b) tax-sheltered annuities will continue to be maintained as such under the applicable rules and regulations.

The Treasury Department has issued regulations which generally take effect on January 1, 2009. Existing contracts will be modified as necessary to comply with these regulations where allowed, or where required by law in order to maintain their status as section 403(b) tax-sheltered annuities. The final regulations include: (a) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (b) the revocation of IRS Revenue
Ruling 90-24, and the resulting increase in restrictions on a participant’s right to transfer his or her 403(b) accounts;
and (3) the imposition of withdrawal restrictions on non-salary reduction contribution amounts, as well as other changes.

Contributions
In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. You should consult with your tax adviser in connection with contributions to a qualified contract.

Distributions – General
Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a Contract including withdrawals, annuity payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

Section 401(a), 401(k) and 403(a) Plans. Distributions from these plans are taxed as received unless one of the following is true:

The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
The distribution is a qualified health insurance premium of a retired safety officer as defined in the
Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
a required minimum distribution under Tax Code Section 401(a)(9);
a hardship withdrawal;
otherwise excludable from income; or

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Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Contract used with a
401(a), 401(k) or 403(a) plan unless certain exceptions, including one or more of the following, have occurred:

You have attained age 59½;
You have become disabled, as defined in the Tax Code;
You have died and the distribution is to your beneficiary;
You have separated from service with the sponsor at or after age 55;
The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
The distribution is made due to an IRS levy upon your plan;
The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order
(QDRO); or
The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006
(401(k) plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalties in other circumstances.

Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:

The distribution is rolled over to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless certain exceptions, including one or more of the following, have occurred:

You have attained age 59½;
You have become disabled, as defined in the Tax Code;
You have died and the distribution is to your beneficiary;
The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
The distribution is made due to an IRS levy upon your plan;
The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order
(QDRO); or
The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses.

Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and
Made after you attain age 59½, die, become disabled as defined in the Tax Code, or for a qualified first-
time home purchase.

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If a distribution is not qualified, generally it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The 10% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

403(b) Plans. Distributions from your contract are subject to the requirements of Code Section 403(b), the
Treasury Regulations, and, if applicable, the Plan under which the assets in your contract are covered. In accordance with Code Section 403(b) and the Treasury Regulations, we have no responsibility or obligation to make any distribution (including distributions due to loans, annuity payouts, qualified domestic relations orders, hardship withdrawals and systematic distributions options) from your contract until we have received instructions or information from your Employer and/or its designee or, if permitted under Code Section 403(b) and the Treasury
Regulations, you in a form acceptable to us and necessary for us to administer your contract in accordance with
Code Section 403(b) the Treasury Regulations, and, if applicable, the Plan.

All distributions from these plans are taxed as received unless one of the following is true:

The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
The distribution is a qualified health insurance premium of a retired public safety officer as defined in the
Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
A required minimum distribution under Tax Code section 401(a)(9);
A hardship withdrawal;
Otherwise excludable from income; or
Not recognized under applicable regulations as eligible for rollover.

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The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a
403(b) plan, unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a 403(b) plan, plus in the event you have separated from service with the sponsor at or after age 55, or you have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Distribution of amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59½, severance from employment, disability or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code and the regulations.

Special Disaster Relief. In 2005, 2007 and 2008 Congress temporarily provided taxpayers with certain kinds of relief which eased the complex rules covering withdrawals by individuals who suffered economic losses
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due to natural disasters such as Hurricanes Katrina, Rita and Wilma as well as tornados and floods. Please consult a qualified tax adviser for further information if there is any question as to whether such relief is available.
Lifetime Required Minimum Distributions (Sections 401(a), 401(k), Roth 401(k), 403(a), 403(b) and
IRAs only).

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. These rules may dictate the following:

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Start date for distributions;
The time period in which all amounts in your account(s) must be distributed; and
Distribution amounts.

Start Date and Time Period. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

Over your life or the joint lives of you and your designated beneficiary; or
Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

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Distribution Amounts. The amount of each required distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50%
excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your contract.

Required Distributions Upon Death (Sections 401(a), 401(k), Roth 401(k), 403(a), 403(b), IRAs and
Roth IRAs Only). Different distribution requirements apply after your death, depending upon if you have been receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code Section
401(a)(9) provides specific rules for calculating the required minimum distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2009, your entire balance must be distributed to the designated beneficiary by December 31, 2014. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

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Over the life of the designated beneficiary; or
Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

December 31 of the calendar year following the calendar year of your death; or
December 31 of the calendar year in which you would have attained age 70½.

No designated beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar containing the fifth anniversary of the contract owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding
Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k), 403(a) and 403(b). Generally, distributions from these plans are subject to mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested distribution.

Assignment and Other Transfers

IRAS and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

Section 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

A plan participant as a means to provide benefit payments;
An alternate payee under a qualified domestic relations order in accordance with Tax Code section
414(p); or
The Company as collateral for a loan.

Tax Consequences of Living Benefits and Death Benefit

Living Benefits. Except as otherwise noted below, when a withdrawal from a nonqualified contract occurs under the ING LifePay Plus or ING LifePay Plus rider, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any deferred sales charge) immediately before the distribution over the contract owner’s investment in the contract at that time.

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Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments, or gifts, less the aggregate amount of non-taxable distributions previously made. For nonqualified contracts, the income on the contract for purposes of calculating the taxable amount of a distribution may be unclear. For example, the living benefits provided under the ING LifePay Plus or ING Joint LifePay Plus rider, as well as the market value adjustment, could increase the contract value that applies. Thus, the income on the contract could be higher than the amount of income that would be determined without regard to such a benefit. As a result, you could have higher amounts of income than will be reported to you. In addition, payments under any guaranteed payment phase of such riders after the contract value has been reduced to zero may be subject to the exclusion ratio rules under Tax Code Section 72(b) for tax purposes.

The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitization, such as those associated with the minimum guaranteed income benefit as withdrawals rather than annuity payments. Please consult your tax adviser before electing a partial annuitization.

Enhanced Death Benefits. The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as other than an incidental death benefit. In addition, the provision of such benefits may result in currently taxable income to contract owners, and the presence of the death benefit could affect the amount of required minimum distributions.
Finally, certain charges are imposed with respect to some of the available death benefits. It is possible those charges
(or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Possible Changes in Taxation
Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

Same-Sex Marriages
Pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a qualified tax adviser. In certain states, to the extent that an annuity contract or certificate offers to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any Contract Owner’s spouse.

Taxation of Company
We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from
us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

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Please tear off, complete and return the form below to order a free Statement of Additional
Information for the Contracts offered under the prospectus or the most recent annual report of
ReliaStar Life Insurance Company of New York. Send the form to our Customer Service Center at the address shown on the prospectus cover.
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR
SEPARATE ACCOUNT NY-B

Please Print or Type:

__________________________________________________
Name

__________________________________________________
Social Security Number

__________________________________________________
Street Address

__________________________________________________
City, State, Zip

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APPENDIX A

The following tables show the Condensed Financial Information (accumulation unit values for the periods indicated and number of units outstanding) by subaccount for a Contract with the lowest and highest combination of asset-based charges. This information is current through December 31, 2009, including portfolio names, and derives from the financial statements of the Separate Account, which together constitute the Separate Account’s Condensed Financial Information. Complete information is available in the SAI. Contact our Customer Service Center to obtain your copy free of charge. Please ask us about where you can find more timely information.

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2009, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ReliaStar Life Insurance Company of NY Separate Account NY-B available under the Contract for the indicated periods.

	Separate Account Annual Charges of 1.05%

	2009	2008	2007	2006	2005	2004	2003

FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.53	$18.57	$16.00	$14.51	$12.57	$11.03	$10.00
Value at end of period	$14.12	$10.53	$18.57	$16.00	$14.51	$12.57	$11.03
Number of accumulation units outstanding at end of period	9,160	11,829	13,703	14,467	10,615	10,696	5,194
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$7.84	$13.85	$13.83	$11.65	$11.15	$10.13	$10.00
Value at end of period	$10.08	$7.84	$13.85	$13.83	$11.65	$11.15	$10.13
Number of accumulation units outstanding at end of period	5,911	6,136	6,243	12,728	12,851	13,601	5,826
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.93	$14.60	$14.13	$12.46	$11.95	$11.00	$10.00
Value at end of period	$11.54	$8.93	$14.60	$14.13	$12.46	$11.95	$11.00
Number of accumulation units outstanding at end of period	8,855	8,887	9,060	8,448	9,861	8,407	144
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$9.04	$16.39	$14.82	$13.66	$11.94	$10.79
Value at end of period	$12.40	$9.04	$16.39	$14.82	$13.66	$11.94
Number of accumulation units outstanding at end of period	10,459	10,818	10,920	10,653	11,813	12,165
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.87	$22.61	$19.14	$16.34	$13.66	$11.76
Value at end of period	$18.13	$12.87	$22.61	$19.14	$16.34	$13.66
Number of accumulation units outstanding at end of period	586	671	699	723	844	983
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period		$21.00	$18.22	$15.61
Value at end of period		$11.71	$21.00	$18.22
Number of accumulation units outstanding at end of period		0	64	64

Empire Traditions

A1

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003

ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during August 2005)
Value at beginning of period	$7.68	$13.21	$12.58	$11.03	$11.00
Value at end of period	$10.27	$7.68	$13.21	$12.58	$11.03
Number of accumulation units outstanding at end of period	259	381	406	430	455
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.87	$13.06	$12.36	$11.66	$10.92
Value at end of period	$10.14	$7.87	$13.06	$12.36	$11.66
Number of accumulation units outstanding at end of period	1,885	1,886	1,886	1,888	1,889
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.31
Value at end of period	$9.84
Number of accumulation units outstanding at end of period	95
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.86	$17.86	$21.94	$16.11	$13.55
Value at end of period	$14.61	$10.86	$17.86	$21.94	$16.11
Number of accumulation units outstanding at end of period	438	529	613	668	583
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$6.24
Value at end of period	$8.27
Number of accumulation units outstanding at end of period	320
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.27	$13.13	$12.23	$10.85	$9.93	$8.61
Value at end of period	$11.01	$9.27	$13.13	$12.23	$10.85	$9.93
Number of accumulation units outstanding at end of period	3,539	3,475	3,615	3,642	6,400	880
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.95	$12.48	$11.30	$10.82	$10.54
Value at end of period	$12.61	$8.95	$12.48	$11.30	$10.82
Number of accumulation units outstanding at end of period	1,063	1,063	1,063	1,063	1,062
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during December 2006)
Value at beginning of period	$7.79	$11.12	$10.95	$10.94
Value at end of period	$10.17	$7.79	$11.12	$10.95
Number of accumulation units outstanding at end of period	1,238	0	1,690	1,878
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$7.34	$11.92	$11.71
Value at end of period	$9.18	$7.34	$11.92
Number of accumulation units outstanding at end of period	861	2,264	2,470
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$12.41	$21.25	$16.12	$16.27
Value at end of period	$16.88	$12.41	$21.25	$16.12
Number of accumulation units outstanding at end of period	1,529	1,531	243	177

Empire Traditions

A2

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003

ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.16
Value at end of period	$7.88
Number of accumulation units outstanding at end of period	3,183
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$7.47	$12.05	$11.63	$10.28	$9.88	$9.06	$10.00
Value at end of period	$9.09	$7.47	$12.05	$11.63	$10.28	$9.88	$9.06
Number of accumulation units outstanding at end of period	8,407	9,181	13,755	14,665	15,902	17,336	2,261
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.83	$15.96	$15.33	$14.19	$12.94	$11.24	$10.00
Value at end of period	$12.79	$9.83	$15.96	$15.33	$14.19	$12.94	$11.24
Number of accumulation units outstanding at end of period	1,950	3,194	4,643	4,910	5,208	5,699	2,393
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.16	$15.48	$16.73	$14.90	$14.02	$11.64	$10.00
Value at end of period	$12.52	$10.16	$15.48	$16.73	$14.90	$14.02	$11.64
Number of accumulation units outstanding at end of period	218	218	942	1,659	1,840	1,842	1,049
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$9.83	$10.87	$10.40	$10.00
Value at end of period	$10.82	$9.83	$10.87	$10.40
Number of accumulation units outstanding at end of period	2,651	0	1,815	1,945
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.07
Value at end of period	$7.67
Number of accumulation units outstanding at end of period	1,250
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$9.68	$19.17	$16.03	$14.22
Value at end of period	$13.07	$9.68	$19.17	$16.03
Number of accumulation units outstanding at end of period	2,096	2,098	2,549	406
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$12.22	$25.34	$18.49	$16.05
Value at end of period	$20.74	$12.22	$25.34	$18.49
Number of accumulation units outstanding at end of period	610	1,606	1,896	2,026
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.71	$17.67	$17.45	$15.14	$14.10	$11.82	$10.00
Value at end of period	$14.56	$11.71	$17.67	$17.45	$15.14	$14.10	$11.82
Number of accumulation units outstanding at end of period	1,823	1,121	1,834	1,980	2,059	1,643	1,642
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.39	$14.99	$15.41	$13.35	$13.01	$10.44	$10.00
Value at end of period	$13.09	$10.39	$14.99	$15.41	$13.35	$13.01	$10.44
Number of accumulation units outstanding at end of period	793	960	1,170	2,451	2,307	1,799	185

Empire Traditions

A3

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003

ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.18	$13.63	$14.04	$12.90	$11.63
Value at end of period	$10.69	$8.18	$13.63	$14.04	$12.90
Number of accumulation units outstanding at end of period	574	575	575	575	575
ING LIQUID ASSETS PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$18.35	$18.10	$17.43	$16.99
Value at end of period	$18.22	$18.35	$18.10	$17.43
Number of accumulation units outstanding at end of period	73,578	58,287	717	102
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$9.10	$18.22	$15.27	$12.45	$11.23
Value at end of period	$12.40	$9.10	$18.22	$15.27	$12.45
Number of accumulation units outstanding at end of period	1,019	1,219	1,819	2,008	1,435
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$22.43	$29.19	$28.36	$25.61	$25.15	$22.87	$10.00
Value at end of period	$26.16	$22.43	$29.19	$28.36	$25.61	$25.15	$22.87
Number of accumulation units outstanding at end of period	4,086	3,722	5,912	5,626	5,933	5,121	1,397
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS)
(Fund first available during May 2003)
Value at beginning of period	$8.75	$14.82	$14.05	$12.03	$10.06
Value at end of period	$12.08	$8.75	$14.82	$14.05	$12.03
Number of accumulation units outstanding at end of period	2,192	3,548	3,746	3,925	4,136
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Fund first available during May 2003)
Value at beginning of period	$10.00	$16.97	$16.13	$13.86	$12.37	$10.87	$10.00
Value at end of period	$13.79	$10.00	$16.97	$16.13	$13.86	$12.37	$10.87
Number of accumulation units outstanding at end of period	104	811	812	813	202	3,726	1,123
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.42	$12.29	$12.07	$11.20	$10.85	$10.00
Value at end of period	$13.92	$9.42	$12.29	$12.07	$11.20	$10.85
Number of accumulation units outstanding at end of period	2,074	2,074	5,386	6,722	6,615	6,112
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$16.38	$15.88	$14.73	$14.27	$14.07	$13.56	$10.00
Value at end of period	$18.54	$16.38	$15.88	$14.73	$14.27	$14.07	$13.56
Number of accumulation units outstanding at end of period	7,844	6,600	8,528	8,574	8,560	8,679	2,680
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.22
Value at end of period	$9.38
Number of accumulation units outstanding at end of period	1,021
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.50
Value at end of period	$9.64
Number of accumulation units outstanding at end of period	23,734

Empire Traditions

A4

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003

ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.87
Number of accumulation units outstanding at end of period	2,277
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.85
Value at end of period	$12.72
Number of accumulation units outstanding at end of period	3,157
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$6.99
Value at end of period	$8.22
Number of accumulation units outstanding at end of period	1,637
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.65
Value at end of period	$12.54
Number of accumulation units outstanding at end of period	965
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.32
Value at end of period	$8.50
Number of accumulation units outstanding at end of period	80
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.99	$10.06
Value at end of period	$8.74	$6.99
Number of accumulation units outstanding at end of period	3,530	3,531
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.27	$12.92	$12.51	$11.03	$10.79
Value at end of period	$12.22	$9.27	$12.92	$12.51	$11.03
Number of accumulation units outstanding at end of period	1,548	1,473	414	438	463
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period		$13.86	$13.59	$11.53	$11.02
Value at end of period		$8.82	$13.86	$13.59	$11.53
Number of accumulation units outstanding at end of period		0	486	486	540
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.51	$12.78	$11.21	$9.79
Value at end of period	$9.80	$7.51	$12.78	$11.21
Number of accumulation units outstanding at end of period	821	1,869	1,870	1,871
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.23	$10.00
Value at end of period	$10.68	$10.23
Number of accumulation units outstanding at end of period	663	62

Empire Traditions

A5

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.10	$13.65	$13.66	$12.08	$11.17
Value at end of period	$10.55	$8.10	$13.65	$13.66	$12.08
Number of accumulation units outstanding at end of period	598	598	598	598	598
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$8.80	$14.00	$14.47	$12.62	$12.33	$10.67	$10.00
Value at end of period	$11.19	$8.80	$14.00	$14.47	$12.62	$12.33	$10.67
Number of accumulation units outstanding at end of period	7,165	6,489	6,843	6,890	7,029	6,994	5,965
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$8.81
Value at end of period	$10.68
Number of accumulation units outstanding at end of period	567
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$4.73	$7.70	$8.21	$7.54	$8.27	$8.75
Value at end of period	$6.19	$4.73	$7.70	$8.21	$7.54	$8.27
Number of accumulation units outstanding at end of period	679	687	3,057	3,231	528	528

	Separate Account Annual Charges of 2.10%

	2009	2008	2007	2006	2005	2004

AIM V.I. LEISURE FUND
(Fund first available during May 2003)
Value at beginning of period	$7.56	$13.56	$13.96	$11.44	$11.71
Value at end of period	$9.83	$7.56	$13.56	$13.96	$11.44
Number of accumulation units outstanding at end of period	1,968	2,072	1,735	1,934	1,026
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.95	$9.11
Value at end of period	$9.41	$7.95
Number of accumulation units outstanding at end of period	3,273	2,087
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.05	$16.13	$14.04	$12.87	$11.27	$11.03
Value at end of period	$12.00	$9.05	$16.13	$14.04	$12.87	$11.27
Number of accumulation units outstanding at end of period	4,919	5,528	5,426	2,689	925	138
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$7.33	$13.10	$13.21	$11.25	$10.92
Value at end of period	$9.32	$7.33	$13.10	$13.21	$11.25
Number of accumulation units outstanding at end of period	2,874	2,953	1,735	1,468	791

Empire Traditions

A6

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$8.79	$10.01
Value at end of period	$9.65	$8.79
Number of accumulation units outstanding at end of period	8,877	5,198
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$7.78	$12.86	$12.57	$11.20	$10.86	$10.64
Value at end of period	$9.94	$7.78	$12.86	$12.57	$11.20	$10.86
Number of accumulation units outstanding at end of period	16,185	12,582	9,576	4,148	959	143
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.14	$14.93	$13.65	$12.71	$11.23	$10.90
Value at end of period	$11.06	$8.14	$14.93	$13.65	$12.71	$11.23
Number of accumulation units outstanding at end of period	87,630	90,878	90,235	4,612	1,046	420
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$10.37	$18.41	$15.75	$13.59	$11.59
Value at end of period	$14.45	$10.37	$18.41	$15.75	$13.59
Number of accumulation units outstanding at end of period	7,563	7,898	8,465	4,059	885
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$10.73	$19.44	$17.05	$14.13
Value at end of period	$12.63	$10.73	$19.44	$17.05
Number of accumulation units outstanding at end of period	4,928	5,688	4,038	618
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$7.38	$12.83	$12.36	$11.57
Value at end of period	$9.77	$7.38	$12.83	$12.36
Number of accumulation units outstanding at end of period	3,093	3,615	2,189	548
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.01
Value at end of period	$10.53
Number of accumulation units outstanding at end of period	1,421
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.57	$12.69	$13.12
Value at end of period	$9.65	$7.57	$12.69
Number of accumulation units outstanding at end of period	4,093	4,010	771
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.47	$9.99
Value at end of period	$9.67	$6.47
Number of accumulation units outstanding at end of period	3,161	1,455
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$7.08	$12.30	$14.45
Value at end of period	$9.24	$7.08	$12.30
Number of accumulation units outstanding at end of period	3,831	4,154	1,411

Empire Traditions

A7

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING CLARION GLOBAL REAL ESTATE PORTFOLIO
Value at beginning of period	$8.84	$14.69	$18.25
Value at end of period	$11.76	$8.84	$14.69
Number of accumulation units outstanding at end of period	536	551	545
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.51	$10.09	$10.68
Value at end of period	$7.95	$6.51	$10.09
Number of accumulation units outstanding at end of period	964	939	967
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$6.70	$11.26	$11.31
Value at end of period	$8.63	$6.70	$11.26
Number of accumulation units outstanding at end of period	8,374	8,370	3,580
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$9.64	$8.71
Value at end of period	$11.33	$9.64
Number of accumulation units outstanding at end of period	242	211
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.75	$14.68	$14.13
Value at end of period	$11.92	$8.75	$14.68
Number of accumulation units outstanding at end of period	1,791	1,718	2,576
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.57	$10.93	$11.46
Value at end of period	$9.78	$7.57	$10.93
Number of accumulation units outstanding at end of period	976	267	15,862
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.21	$11.83	$12.53
Value at end of period	$8.93	$7.21	$11.83
Number of accumulation units outstanding at end of period	1,063	1,686	1,785
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.02	$9.56	$10.19
Value at end of period	$7.68	$6.02	$9.56
Number of accumulation units outstanding at end of period	3,153	2,306	2,267
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$11.93	$20.65	$15.83	$13.98
Value at end of period	$16.06	$11.93	$20.65	$15.83
Number of accumulation units outstanding at end of period	4,702	3,225	1,360	449
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.03
Value at end of period	$7.71
Number of accumulation units outstanding at end of period	5,621

Empire Traditions

A8

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.22
Value at end of period	$12.90
Number of accumulation units outstanding at end of period	231
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$7.93	$12.94	$12.62	$11.65
Value at end of period	$9.55	$7.93	$12.94	$12.62
Number of accumulation units outstanding at end of period	75	75	75	75
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$8.30	$13.61	$13.21
Value at end of period	$10.68	$8.30	$13.61
Number of accumulation units outstanding at end of period	1,188	1,197	1,368
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$8.13	$12.51	$13.67
Value at end of period	$9.90	$8.13	$12.51
Number of accumulation units outstanding at end of period	671	672	68
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.45	$10.57	$10.18
Value at end of period	$10.29	$9.45	$10.57
Number of accumulation units outstanding at end of period	4,304	4,170	2,491
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$5.71
Value at end of period	$7.53
Number of accumulation units outstanding at end of period	152
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$9.56	$19.15	$16.18	$14.03
Value at end of period	$12.78	$9.56	$19.15	$16.18
Number of accumulation units outstanding at end of period	581	1,109	251	452
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$11.75	$24.62	$18.16	$14.54
Value at end of period	$19.73	$11.75	$24.62	$18.16
Number of accumulation units outstanding at end of period	2,108	2,235	2,483	449
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.04	$13.19	$13.70	$12.00	$11.49
Value at end of period	$11.27	$9.04	$13.19	$13.70	$12.00
Number of accumulation units outstanding at end of period	5,373	5,335	4,846	3,681	1,562
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$7.37	$12.42	$13.66
Value at end of period	$9.53	$7.37	$12.42
Number of accumulation units outstanding at end of period	399	394	380

Empire Traditions

A9

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.60	$10.61
Value at end of period	$10.41	$10.60
Number of accumulation units outstanding at end of period	2,840	19,925
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$8.15	$13.95	$13.99
Value at end of period	$10.29	$8.15	$13.95
Number of accumulation units outstanding at end of period	363	367	371
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$8.75	$15.14
Value at end of period	$11.79	$8.75
Number of accumulation units outstanding at end of period	243	892
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.17	$12.06	$11.84	$10.81	$10.70
Value at end of period	$10.58	$9.17	$12.06	$11.84	$10.81
Number of accumulation units outstanding at end of period	7,162	4,896	2,391	2,040	1,148
ING MFS UTILITIES PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$11.05	$18.11	$14.53	$11.73
Value at end of period	$14.36	$11.05	$18.11	$14.53
Number of accumulation units outstanding at end of period	2,850	3,369	2,890	535
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Fund first available during May 2003)
Value at beginning of period	$9.02	$15.49	$14.88	$12.92	$11.75
Value at end of period	$12.31	$9.02	$15.49	$14.88	$12.92
Number of accumulation units outstanding at end of period	4,851	4,534	4,291	1,968	813
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.72	$11.50	$11.79
Value at end of period	$12.76	$8.72	$11.50
Number of accumulation units outstanding at end of period	905	961	1,827
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.29	$11.06	$10.31
Value at end of period	$12.64	$11.29	$11.06
Number of accumulation units outstanding at end of period	15,268	11,396	2,841
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.07	$12.32	$11.93	$10.84	$10.82
Value at end of period	$9.88	$8.07	$12.32	$11.93	$10.84
Number of accumulation units outstanding at end of period	3,510	3,309	3,370	3,318	1,743
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.24
Value at end of period	$8.30
Number of accumulation units outstanding at end of period	299

Empire Traditions

A10

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.21
Value at end of period	$9.36
Number of accumulation units outstanding at end of period	24,574
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.49
Value at end of period	$9.62
Number of accumulation units outstanding at end of period	9,766
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.85
Number of accumulation units outstanding at end of period	54,373
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.82
Value at end of period	$12.62
Number of accumulation units outstanding at end of period	358
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$6.90
Value at end of period	$8.07
Number of accumulation units outstanding at end of period	4,733
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.62
Value at end of period	$12.45
Number of accumulation units outstanding at end of period	552
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.54
Value at end of period	$12.93
Number of accumulation units outstanding at end of period	1,046
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.93	$10.00
Value at end of period	$8.58	$6.93
Number of accumulation units outstanding at end of period	0	665
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.11	$10.11
Value at end of period	$8.86	$7.11
Number of accumulation units outstanding at end of period	618	383
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.91	$12.56	$12.29	$10.95	$10.64
Value at end of period	$11.62	$8.91	$12.56	$12.29	$10.95
Number of accumulation units outstanding at end of period	9,101	5,703	2,985	2,156	912

Empire Traditions

A11

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.29	$13.16	$13.05	$11.19	$10.99
Value at end of period	$10.14	$8.29	$13.16	$13.05	$11.19
Number of accumulation units outstanding at end of period	5,965	2,852	1,995	385	105
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$5.71	$10.12	$10.29
Value at end of period	$7.98	$5.71	$10.12
Number of accumulation units outstanding at end of period	3,233	2,850	2,772
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.30	$12.55	$12.20
Value at end of period	$9.42	$7.30	$12.55
Number of accumulation units outstanding at end of period	1,178	1,226	392
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.09	$13.69	$14.69
Value at end of period	$10.47	$8.09	$13.69
Number of accumulation units outstanding at end of period	2,135	2,030	1,298
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.15
Value at end of period	$10.48
Number of accumulation units outstanding at end of period	213
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$7.70	$13.12	$13.28	$12.17
Value at end of period	$9.92	$7.70	$13.12	$13.28
Number of accumulation units outstanding at end of period	36	36	36	36
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$7.60	$12.23	$12.78	$11.27	$11.05
Value at end of period	$9.57	$7.60	$12.23	$12.78	$11.27
Number of accumulation units outstanding at end of period	5,419	5,449	5,434	3,025	797
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.00	$12.02	$11.89	$10.81	$10.86
Value at end of period	$10.78	$9.00	$12.02	$11.89	$10.81
Number of accumulation units outstanding at end of period	3,658	3,362	109	110	109
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.37	$12.61	$12.56	$11.06	$10.78
Value at end of period	$10.15	$8.37	$12.61	$12.56	$11.06
Number of accumulation units outstanding at end of period	891	201	203	728	170
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$6.04	$9.65
Value at end of period	$7.68	$6.04
Number of accumulation units outstanding at end of period	1,595	1,607

Empire Traditions

A12

APPENDIX B

The Investment Portfolios


During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix, plus any Fixed Interest
Allocation. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance
Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment
Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference
Room. If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund's summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as “Master-Feeder” or “Retirement Funds.” Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the Retirement Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.


The following table highlights name changes.

List of Fund Name Changes
Former Fund Name	Current Fund Name
ING Focus 5 Portfolio	ING DFA Global All Equity Portfolio
ING Dow Jones EURO STOXX 50® Index Portfolio	ING EURO STOXX 50® Index Portfolio
ING Japan Equity Index Portfolio	ING Japan TOPIX Index® Portfolio
ING Van Kampen Global Franchise Portfolio	ING Morgan Stanley Global Franchise Portfolio
ING Van Kampen Global Tactical Asset Allocation Portfolio	ING Morgan Stanley Global Tactical Asset Allocation Portfolio
ING Evergreen Health Sciences Portfolio	ING Wells Fargo Health Care Portfolio
ING Evergreen Omega Portfolio	ING Wells Fargo Omega Growth Portfolio


ING Empire Traditions –155279


B1


Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Investors Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING American Funds Asset Allocation Portfolio	Seeks high total return (including income and capital gains)
consistent with preservation of capital over the long term.
Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
Management Company

ING American Funds Bond Portfolio	Seeks to maximize your level of current income and preserve
your capital.
Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
Management Company

ING American Funds Growth Portfolio	Seeks to make your investment grow.

Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
Management Company

ING American Funds Growth-Income Portfolio	Seeks to make your investment grow and provide you with
income over time.
Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
Management Company


ING Empire Traditions –155279


B2


Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING American Funds International Portfolio	Seeks to make your investment grow over time.

Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
Management Company

ING American Funds World Allocation Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Asset Allocation Committee

ING Artio Foreign Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Artio Global Management LLC

ING BlackRock Inflation Protected Bond Portfolio	A non-diversified Portfolio that seeks to maximize real return, consistent with preservation of real capital and prudent
Investment Adviser: Directed Services LLC	investment management.
Investment Subadviser: BlackRock Financial
Management, Inc.

ING BlackRock Large Cap Growth Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: BlackRock Investment
Management, LLC

ING DFA Global All Equity Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Dimensional Fund Advisors LP

ING FMRSM Diversified Mid Cap Portfolio*	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Fidelity Management &
Research Company

* FMRSM is a service mark of Fidelity Management &
Research Company

ING Franklin Income Portfolio	Seeks to maximize income while maintaining prospects for
capital appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Franklin Advisers, Inc.


ING Empire Traditions –155279


B3


Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Franklin Mutual Shares Portfolio	Seeks capital appreciation and secondarily, income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Franklin Mutual Advisers, LLC

ING Franklin Templeton Founding Strategy Portfolio	Seeks capital appreciation and secondarily, income.

Investment Adviser: Directed Services LLC

ING JPMorgan Small Cap Core Equity Portfolio	Seeks capital growth over the long term.

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment
Management Inc.

ING Liquid Assets Portfolio	Seeks a high level of current income consistent with the
preservation of capital and liquidity.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co.

ING Marsico Growth Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Marsico Capital Management,
LLC

ING MFS Total Return Portfolio	Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent
Investment Adviser: Directed Services LLC	employment of capital. Secondarily seeks reasonable
Investment Subadviser: Massachusetts Financial	opportunity for growth of capital and income.
Services Company

ING MFS Utilities Portfolio	Seeks total return.

Investment Adviser: Directed Services LLC
Investment Subadviser: Massachusetts Financial
Services Company

ING Morgan Stanley Global Franchise Portfolio	A non-diversified Portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Morgan Stanley Investment
Management Inc.


ING Empire Traditions –155279


B4


Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Morgan Stanley Global Tactical Asset Allocation	Seeks capital appreciation over time.
Portfolio

Investment Adviser: Directed Services LLC
Investment Subadviser: Morgan Stanley Investment
Management Inc.

ING Oppenheimer Active Allocation Portfolio	Seeks long-term growth of capital with a secondary objective of current income.
Investment Adviser: ING Investments, LLC
Investment Subadviser: OppenheimerFunds, Inc.

ING PIMCO High Yield Portfolio	Seeks maximum total return, consistent with preservation of
capital and prudent investment management.
Investment Adviser: Directed Services LLC
Investment Subadviser: Pacific Investment Management
Company LLC

ING PIMCO Total Return Bond Portfolio	Seeks maximum total return, consistent with preservation of
capital and prudent investment management.
Investment Adviser: Directed Services LLC
Investment Subadviser: Pacific Investment Management
Company LLC

ING Pioneer Fund Portfolio	Seeks reasonable income and capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Pioneer Investment
Management, Inc.

ING Pioneer Mid Cap Value Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Pioneer Investment
Management, Inc.

ING Retirement Conservative Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a conservative level
Investment Adviser: Directed Services LLC	of risk relative to the other ING Retirement Portfolios.
Asset Allocation Committee

ING Retirement Growth Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that
Investment Adviser: Directed Services LLC	can be expected to be greater than that of ING Retirement
Moderate Growth Portfolio.
Asset Allocation Committee


ING Empire Traditions –155279


B5


Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Retirement Moderate Growth Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that
Investment Adviser: Directed Services LLC	can be expected to be greater than that of ING Retirement
Moderate Portfolio but less than that of ING Retirement
Asset Allocation Committee	Growth Portfolio.

ING Retirement Moderate Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that
Investment Adviser: Directed Services LLC	can be expected to be greater than that of ING Retirement
Conservative Portfolio but less than that of ING Retirement
Asset Allocation Committee	Moderate Growth Portfolio.

ING Templeton Global Growth Portfolio	Seeks capital appreciation. Current income is only an
incidental consideration.
Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Global Advisors
Limited

ING T. Rowe Price Capital Appreciation Portfolio	Seeks, over the long-term, a high total investment return,
consistent with the preservation of capital and prudent
Investment Adviser: Directed Services LLC	investment risk.
Investment Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Equity Income Portfolio	Seeks substantial dividend income as well as long-term growth of capital.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING Van Kampen Growth and Income Portfolio	Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Wells Fargo Health Care Portfolio	A non-diversified Portfolio that seeks long-term capital
growth.
Investment Adviser: Directed Services LLC
Investment Subadviser: Wells Capital Management Inc.

ING Wells Fargo Omega Growth Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Wells Capital Management Inc.


ING Empire Traditions –155279


B6


Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Partners, Inc.
7337 East Doubletree Ranch Road, Scottsdale, AZ 85258
ING Baron Small Cap Growth Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: BAMCO, Inc.

ING Davis New York Venture Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Davis Selected Advisers, L.P.

ING JPMorgan Mid Cap Value Portfolio	Seeks growth from capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment
Management Inc.

ING Templeton Foreign Equity Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Investment Counsel,
LLC

ING T. Rowe Price Growth Equity Portfolio	Seeks long-term capital growth, and secondarily, increasing
dividend income.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING Van Kampen Comstock Portfolio	Seeks capital growth and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Van Kampen Equity and Income Portfolio	Seeks total return, consisting of long-term capital appreciation and current income.
Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Variable Funds
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING Growth and Income Portfolio	Seeks to maximize total return through investments in a
diversified portfolio of common stocks. It is anticipated that
Investment Adviser: ING Investments, LLC	capital appreciation and investment income will both be major
Investment Subadviser: ING Investment Management	factors in achieving total return.
Co.


ING Empire Traditions –155279


B7


Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Variable Portfolios, Inc.
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING BlackRock Science and Technology Opportunities	Seeks long-term capital appreciation.
Portfolio

Investment Adviser: ING Investments, LLC
Investment Subadviser: BlackRock Advisors, LLC

ING EURO STOXX 50® Index Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return of the EURO STOXX 50® Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING FTSE 100 Index® Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return of
Investment Adviser: ING Investments, LLC	the FTSE 100 Index®.
Investment Subadviser: ING Investment Management
Co.

ING Hang Seng Index Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return of
Investment Adviser: ING Investments, LLC	the Hang Seng Index.
Investment Subadviser: ING Investment Management
Co.

ING International Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of a widely accepted
Investment Adviser: ING Investments, LLC	International Index.
Investment Subadviser: ING Investment Management
Co.

ING Japan TOPIX Index® Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return of the Tokyo Stock Price Index®.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING Russell™ Large Cap Growth Index Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return of the Russell Top 200® Growth Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING RussellTM Large Cap Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Top 200® Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.


ING Empire Traditions –155279


B8


Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Russell™ Large Cap Value Index Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return of
Investment Adviser: ING Investments, LLC	the Russell Top 200® Value Index.
Investment Subadviser: ING Investment Management
Co.

ING Russell™ Mid Cap Growth Index Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return of the Russell Midcap® Growth Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING RussellTM Mid Cap Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Midcap® Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING RussellTM Small Cap Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell 2000® Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING Small Company Portfolio	Seeks growth of capital primarily through investment in a
diversified portfolio of common stocks of companies with
Investment Adviser: ING Investments, LLC	smaller market capitalizations.
Investment Subadviser: ING Investment Management
Co.

ING U.S. Bond Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Barclays Capital U.S.
Investment Adviser: ING Investments, LLC	Aggregate Bond Index.
Investment Subadviser: Neuberger Berman Fixed
Income LLC

ING WisdomTreeSM Global High-Yielding Equity Index	Seeks investment returns that closely correspond to the price
Portfolio*	and yield performance, (before fees and expenses) of the
WisdomTreeSM Global High-Yielding Equity Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

* WisdomTreeSM is a servicemark of WisdomTree
Investments


ING Empire Traditions –155279


B9


Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Variable Products Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING MidCap Opportunities Portfolio	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING Intermediate Bond Portfolio
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING Intermediate Bond Portfolio	Seeks to maximize total return consistent with reasonable risk.
The Portfolio seeks its objective through investments in a
Investment Adviser: ING Investments, LLC	diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income
Investment Subadviser: ING Investment Management	will both be major factors in achieving total return.
Co.

BlackRock Variable Series Funds, Inc.
800 Scudders Mill Road, Plainsboro, NJ 08536
BlackRock Global Allocation V.I. Fund	The fund seeks to provide high total return through a fully
managed investment policy utilizing U.S. and foreign equity,
Investment Adviser: BlackRock Advisors, LLC	debt and money market instruments, the combination of which
will be varied from time to time both with respect to types of
Investment Subadviser: BlackRock Investment	securities and markets in response to changing market and
Management, LLC; BlackRock Asset Management U.K.	economic trends.
Limited


ING Empire Traditions –155279


B10

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B11

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B17

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B18

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B19

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ING Empire Traditions –155279

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B20

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B21

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B22

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B23

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ING Empire Traditions –155279

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B24

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ING Empire Traditions –155279

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B25

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ING Empire Traditions –155279

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B26


“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ReliaStar Life Insurance Company of New York. The product is not sponsored, endorsed, sold or promoted by
Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.


ING Empire Traditions –155279


B27

The Hang Seng Index (the “Index”) is published and compiled by Hang Seng Indexes Company Limited pursuant to a license from Hang Seng Data Services Limited. The mark and name of the Hang Seng Index are proprietary to
Hang Seng Data Services Limited. Hang Seng Indexes Company Limited and Hang Seng Data Services Limited
have agreed to the use of, and reference to, the Index by ING Investments, LLC and ING Investment Management
Co. in connection with ING Hang Seng Index Portfolio (the “Product”), BUT NEITHER HANG SENG INDEXES
COMPANY LIMITED NOR HANG SENG DATA SERVICES LIMITED WARRANTS OR REPRESENTS OR
GUARANTEES TO ANY BROKER OR HOLDER OF THE PRODUCT OR ANY OTHER PERSON: (i) THE
ACCURACY OR COMPLETENESS OF ANY OF THE INDEX AND ITS COMPUTATION OR ANY
INFORMATION RELATED THERETO; OR (ii) THE FITNESS OR SUITABILITY FOR ANY PURPOSE OF
ANY OF THE INDEX OR ANY COMPONENT OR DATA COMPRISED IN IT; OR (iii) THE RESULTS
WHICH MAY BE OBTAINED BY ANY PERSON FROM THE USE OF ANY OF THE INDEX OR ANY
COMPONENT OR DATA COMPRISED IN IT FOR ANY PURPOSE, AND NO WARRANTY OR
REPRESENTATION OR GUARANTEE OF ANY KIND WHATSOEVER RELATING TO THE INDEX IS
GIVEN OR MAY BE IMPLIED.

TO THE EXTENT PERMITTED BY APPLICABLE LAW, NO RESPONSIBILITY OR LIABILITY IS
ACCEPTED BY HANG SENG INDEXES COMPANY LIMITED OR HANG SENG DATA SERVICES
LIMITED: (i) IN RESPECT OF THE USE OF AND/OR REFERENCE TO THE INDEX BY ING
INVESTMENTS, LLC AND ING INVESTMENT MANAGEMENT CO. IN CONNECTION WITH THE
PRODUCT; OR (ii) FOR ANY INACCURACIES, OMISSIONS, MISTAKES OR ERRORS OF HANG SENG
INDEXES COMPANY LIMITED IN THE COMPUTATION OF THE INDEX; OR (iii) FOR ANY
INACCURACIES, OMISSIONS, MISTAKES, ERRORS OR INCOMPLETENESS OF ANY INFORMATION
USED IN CONNECTION WITH THE COMPUTATION OF THE INDEX WHICH IS SUPPLIED BY ANY
OTHER PERSON; OR (iv) FOR ANY ECONOMIC OR OTHER LOSS WHICH MAY BE DIRECTLY OR
INDIRECTLY SUSTAINED BY ANY BROKER OR HOLDER OF THE PRODUCT OR ANY OTHER PERSON
DEALINGWITH THE PRODUCT AS A RESULT OF ANY OF THE AFORESAID, AND NO CLAIMS,
ACTIONS OR LEGAL PROCEEDINGS MAY BE BROUGHT AGAINST HANG SENG INDEXES COMPANY
LIMITED AND/OR HANG SENG DATA SERVICES LIMITED in connection with the Product in any manner whatsoever by any broker, holder or other person dealing with the Product. Any broker, holder or other person dealing with the Product does so therefore in full knowledge of this disclaimer and can place no reliance whatsoever on Hang Seng Indexes Company Limited and Hang Seng Data Services Limited. For the avoidance of doubt, this disclaimer does not create any contractual or quasi-contractual relationship between any broker, holder or other person and Hang Seng Indexes Company Limited and/or Hang Seng Data Services Limited and must not be construed to have created such relationship.


ING Empire Traditions –155279

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B28

APPENDIX C

Fixed Interest Division


A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ReliaStar Life Insurance Company of New York (“ReliaStar of NY”). The Fixed Interest Division is part of the ReliaStar of NY General Account. Interests in the Fixed Interest Division have not been registered under the
Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the
Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated
April 30, 2010. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please
read the Offering Brochure carefully before you invest in the Fixed Interest Division.

ING Empire Traditions –155279


C1

APPENDIX D

Surrender Charge for Excess Withdrawals Example

The following assumes you made an initial premium payment of $10,000 and additional premium payments of
$10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000.
It also assumes a withdrawal at the end of the third contract year of 30% of the contract value of $35,000 and that
Option Package I was selected.

In this example, $3,500 (10% of contract value) is the maximum free withdrawal amount that you may withdraw without a surrender charge. The total withdrawal would be $10,500 ($35,000 x .30). Therefore, $7,000 (10,500 –
3,500) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 6% surrender charge of $420 ($7,000 x .06). The amount of the withdrawal paid to you will be $10,500, and in addition, $420 will be deducted from your contract value.

This example does not take into account deduction of any premium taxes.

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ING Empire Traditions -155279

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D1

APPENDIX E

Examples of Minimum Guaranteed Income Benefit Calculation


Example 1
				Contract with MGIB	Contract with
			Contract with	Rider between	MGIB Rider
		Contract without	MGIB Rider after	February 2, 2009 and	before February
Age		MGIB Rider	May 1, 2009	May 1, 2009	2, 2009
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation
	Rate	0.00%	0.00%	0.00%	0.00%
	Rider Charge	0.00%	0.75%	0.75%	0.75%

65	Contract Value	$100,000	$89,746	$89,188	$89,188
	Contract
	Annuity Factor	5.49	5.49	5.49	5.49
	Monthly
	Income	$549.00	$492.71	$489.64	$489.64
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB Ratchet	n/a	$100,000	$100,000	$100,000
	MGIB Annuity
	Factor	n/a	4.17	4.17	4.17
	MGIB Income	n/a	$746.78	$820.30	$820.30
	Income	$549.00	$746.78	$820.30	$820.30
Example 2
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation
	Rate	3.00%	3.00%	3.00%	3.00%
	Rider Charge	0.00%	0.75%	0.75%	0.75%

	Contract
65	Value	$134,392	$122,674	$122,065	$122,065
	Contract
	Annuity
	Factor	5.49	5.49	5.49	5.49
	Monthly
	Income	$737.81	$673.48	$670.13	$670.13
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB
	Ratchet	n/a	$122,674	$122,065	$122,065
	MGIB
	Annuity
	Factor	n/a	4.17	4.17	4.17
	MGIB
	Income	n/a	$746.78	$820.30	$820.30
	Income	$737.81	$746.78	$820.30	$820.30


ING Empire Traditions -155279

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E1


Example 3
				Contract with MGIB	Contract with
			Contract with	Rider between	MGIB Rider
		Contract without	MGIB Rider after	February 2, 2009 and	before February
Age		MGIB Rider	May 1, 2009	May 1, 2009	2, 2009
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation
	Rate	8.00%	8.00%	8.00%	8.00%
	Rider Charge	0.00%	0.75%	0.75%	0.75%

65	Contract Value	$215,892	$200,815	$200,449	$200,448
	Contract
	Annuity Factor	5.49	5.49	5.49	5.49
	Monthly
	Income	$1,185.25	$1,102.47	$1,100.46	$1,100.46
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB Ratchet	n/a	$200,815	$200,449	$200,448
	MGIB Annuity
	Factor	n/a	4.17	4.17	4.17
	MGIB Income	n/a	$837.40	$835.87	$835.87
	Income	$1,185.25	$1,102.47	$1,100.46	$1,100.46
Example 4
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation
	Rate	9.78%	9.78%	9.78%	9.78%
	Rider Charge	0.00%	0.75%	0.75%	0.75%

	Contract
65	Value	$254,233	$236,719	$236,665	$236,238
	Contract
	Annuity
	Factor	5.49	5.49	5.49	5.49
	Monthly
	Income	$1,395.74	$1,299.59	$1,299.29	$1,296.95
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB
	Ratchet	n/a	$236,719	$236,665	$236,238
	MGIB
	Annuity
	Factor	n/a	4.17	4.17	4.17
	MGIB
	Income	n/a	$987.12	$986.89	$985.11
	Income	$1,395.74	$1,299.59	$1,299.29	$1,296.95

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ING Empire Traditions -155279


E2


The Accumulation Rates shown under “Contract” are hypothetical and intended to illustrate various market conditions. These rates are assumed to be net of all fees and charges except the rider charge. Fees and charges are not assessed against the MGIB Rollup Rate.

How the MGIB Rollup and MGIB Ratchet values are determined:

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ING Empire Traditions -155279

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E3


The MGIB Rollup Base is equal to the initial contract value (or initial premium) accumulating at the MGIB Rate of
6% until the MGIB Date (7% for Contracts with the MGIB rider purchased before May 1, 2009). The MGIB Rate is an annual effective rate. The MGIB Rate for any allocations to the designated Special Fund is 0%.

The MGIB Ratchet Base is equal to initial contract value (or initial premium) on the rider date. On each contract anniversary, the MGIB Ratchet Base is set equal to the greater of: 1) the current contract value; and 2) the MGIB
Ratchet Base on the prior business day .

For example, with a contract accumulation rate of 8% (Example 3), the MGIB Rollup Base and the MGIB Ratchet
Base are determined as follows:


Age	Contract Value	MGIB Rollup	MGIB Ratchet
55	$100,000	$100,000	$100,000
56	$107,199	$106,000 (=$100,000 * (1+6%))	$107,199
57	$114,927	$112,360 (=$106,000 * (1+6%))	$114,927
*	*	*	*
*	*	*	*
*	*	*	*
64	$187,279	$168,948	$187,279
65	$200,815	$179,085 (=$168948 * (1+6%))	$200,815


For Contracts with the MGIB rider purchased between February 2, 2009 and May 1, 2009, the MGIB Rollup
Base and the MGIB Ratchet Base, with a contract accumulation rate of 8% (Example 3), are determined as follows:


Age	Contract Value	MGIB Rollup	MGIB Ratchet
55	$100,000	$100,000	$100,000
56	$107,195	$107,000 (=$100,000 * (1+7%))	$107,195
57	$114,909	$114,490 (=$107,000 * (1+7%))	$114,909
*	*	*	*
*	*	*	*
*	*	*	*
64	$186,972	$183,846	$186,972
65	$200,449	$196,715 (=$183,846 * (1+7%))	$200,449


For Contracts with the MGIB rider purchased before February 2, 2009, the MGIB Rollup Base and the MGIB Ratchet Base, with a contract accumulation rate of 8% (Example 3), are determined as follows:


ING Empire Traditions -155279


E4

Age	Contract Value	MGIB Rollup	MGIB Ratchet
55	$100,000	$100,000	$100,000
56	$107,195	$107,000 (=$100,000 * (1+7%))	$107,195
57	$114,909	$114,490 (=$107,000 * (1+7%))	$114,909
*	*	*	*
*	*	*	*
*	*	*	*
64	$186,972	$183,846	$186,972
65	$200,448	$196,715 (=$183,846 * (1+7%))	$200,448


ING Empire Traditions -155279


E5

If 50,000 of the initial contract value were allocated to Special Funds, assuming a contract accumulation rate of 8%
(Example 3), the MGIB Rollup Base and the MGIB Ratchet Base are determined as follows:


Age	Contract Value	MGIB Rollup	MGIB Ratchet
55	$100,000	$100,000	$100,000
		$103,000 (=$50,000 * (1+6%) +
56	$107,214	$50,000 * (1+0%))	$107,214
		$106,180 (=$53,000 * (1+6%) +
57	$114,963	$50,000 * (1+ 0%))	$114,963
*	*	*	*
*	*	*	*
*	*	*	*
64	$187,375	$134,474	$187,375
		$139,542 (=$84,474 * (1+6%) +
65	$200,918	$50,000 * (1+0%))	$200,918


For Contracts with the MGIB rider purchased between February 2, 2009 and May 1, 2009, if 50,000 of the initial contract value were allocated to Special Funds, assuming a contract accumulation rate of 8% (Example 3), the
MGIB Rollup Base and the MGIB Ratchet Base are determined as follows:


Age	Contract Value	MGIB Rollup	MGIB Ratchet
55	$100,000	$100,000	$100,000
		$103,500 (=$50,000 * (1+7%) +
56	$107,211	$50,000 * (1+0%))	$107,211
		$107,245 (=$53,500 * (1+7%) +
57	$114,960	$50,000 * (1+ 0%))	$114,960
*	*	*	*
*	*	*	*
*	*	*	*
64	$187,371	$141,923	$187,371
		$148,358 (=$91,923 * (1+7%) +
65	$200,913	$50,000 * (1+0%))	$200,913


For Contracts with the MGIB rider purchased before February 2, 2009, if 50,000 of the initial contract value were allocated to Special Funds, assuming a contract accumulation rate of 8% (Example 3), the MGIB Rollup Base and the MGIB Ratchet Base are determined as follows:

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Age	Contract Value	MGIB Rollup	MGIB Ratchet
55	$100,000	$100,000	$100,000
56	$107,206	$103,500 (=$50,000 * (1+7%) +	$107,206
		$50,000 * (1+0%))
57	$114,933	$107,245 (=$53,500 * (1+7%) +	$114,933
		$50,000 * (1+0%))
*	*	*	*
*	*	*	*
*	*	*	*
64	$187,079	$141,923	$187,079
		$148,358 (=$91,923 * (1+7%) +
65	$200,563	$50,000 * (1+0%))	$200,563

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APPENDIX F

ING LifePay Plus and ING Joint LifePay Plus Partial Withdrawal Amount Examples

The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:

Illustration 1: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the
Maximum Annual Withdrawal, including surrender charges.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $500 of surrender charges and premium credit deduction, if applicable. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $300 of surrender charges and premium credit deduction, if applicable. The Maximum Annual Withdrawal is not exceeded because total net withdrawals,
$4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $200 of surrender charges and premium credit deduction, if applicable. Because total net withdrawals taken, $6,000, exceed the Maximum Annual
Withdrawal, $5,000, then there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The
adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum
Annual Withdrawal ($7,000 - $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + 200 =
$1,700. Because total gross withdrawals within the contract year prior to this withdrawal ($5,300) had already exceeded the Maximum Annual Withdrawal, the entire gross withdrawal is considered an excess withdrawal.

If the Contract Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by
3.40% ($1,700 / $50,000) to $4,830 ((1 - 3.40%) * $5,000).

Illustration 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the
Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges and premium credit deduction, if applicable. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges and premium credit deduction, if applicable. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges and premium credit deduction, if applicable. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal,
$5,000, there is an adjustment to the Maximum Annual Withdrawal. However, because only $4,500 in gross withdrawals was taken during the contract year prior to this withdrawal, $500 of the $1,500 gross withdrawal is not considered excess.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal,
$1,000, and the amount of the current gross withdrawal, $1,500.

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If the Contract Value before this withdrawal is $50,000, and the Contract Value is $49,500 after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, , then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000).

Illustration 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the
Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges and premium credit deduction, if applicable. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges and premium credit deduction, if applicable. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges and premium credit deduction, if applicable. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted.
The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 -
$5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the
Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Illustration 4: The Additional Withdrawal Amount at the end of the calendar year before it is withdrawn.

Assume the most recent contract date was July 1, 2007 and the Maximum Annual Withdrawal is $5,000. Also
assume RMDs, applicable to this contract, are $6,000 and $5,000 for 2008 and 2009 calendar years respectively.

Between July 1, 2007 and December 31, 2007, a withdrawal of $5,000 is taken which exhausts the Maximum
Annual Withdrawal.

On January 1, 2008, the Additional Withdrawal Amount is set equal to the excess of the 2008 RMD above the existing Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000. Note that the Maximum Annual Withdrawal has been exhausted however is still used to calculate the Additional Withdrawal Amount.

The owner now has until December 31, 2009 to take the newly calculated Additional Withdrawal Amount of
$1,000. The owner decides not to take the Additional Withdrawal Amount of $1,000 in 2008.

On January 1, 2009, the Additional Withdrawal Amount is set equal to the excess of the 2009 RMD above the existing Maximum Annual Withdrawal, $0 ($5,000 - $5,000). Note that the Additional Withdrawal Amount of
$1,000 from the 2008 calendar year carries over into the 2009 calendar year and is available for withdrawal.

Illustration 5: The Reset Occurs.

Assume the Maximum Annual Withdrawal is $5,000 and the Maximum Annual Withdrawal percentage is 5%.

One year after the first withdrawal is taken, the contract value has increased to $120,000, and the Reset occurs. The
Maximum Annual Withdrawal is now $6,000 ($120,000 * 5%).

One year after the Reset, the contract value has increased further to $130,000. The Reset occurs again, and the
Maximum Annual Withdrawal is now $6,500 ($130,000 * 5%).

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If the contract value has fallen to $100,000 on the next contract anniversary (quarterly contract anniversary if the rider was purchased before February 2, 2009), the Reset will not occur and the Maximum Annual Withdrawal would not be recalculated.

Illustration 6: The Reset from Guaranteed Withdrawal Status into Lifetime Guaranteed Withdrawal Status.

Assume the first withdrawal is taken in the first contract year when the Annuitant is age 56, thus beginning the
Withdrawal Phase in Guaranteed Withdrawal Status. Also assume that at the time of the first withdrawal, the
LifePay Plus Base is $100,000 before the withdrawal and the Maximum Annual Withdrawal is $5,000 ($100,000 *
5%).

Withdrawals are also taken from the contract in an amount equal to the MAW at the beginning of each of the next three contract years, each withdrawal resulting in a dollar for dollar reduction to the LifePay Plus Base.

After the withdrawal is taken at the beginning of the fourth contract year, the Annuitant is now age 59 ½, the MAW is still $5,000, and the LifePay Plus Base has been reduced to $80,000.

On the quarterly contract anniversary following the date the Annuitant reaches age 59 ½, the rider will enter
Lifetime Guaranteed Withdrawal Status and the MAW will be recalculated to equal the appropriate MAW% times the current MGWB Base, or $4,000 ($80,000 * 5%).

Illustration 7: A withdrawal exceeds the Maximum Annual Withdrawal amount and the Additional
Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum
Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum
Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual
Withdrawal, $5,000.

The next withdrawal taken during the contract year is $3,500 net, with $0 of surrender charges. Total net withdrawals taken, $8,000, exceed the sum of the Maximum Annual Withdrawal and the Additional Withdrawal
Amount, $6,000, and there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $8,000 ($3,000 + $1,500 + $3,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the sum of the Maximum Annual
Withdrawal and the Additional Withdrawal Amount ($8,000 - $6,000 = $2,000), and the amount of the current gross withdrawal ($3,500).

If the Contract Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by
4.00% ($2,000 / $50,000) to $4,800 ((1 - 4.00%) * $5,000).

Illustration 8: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the
Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum
Annual Withdrawal is not exceeded.

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The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum
Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual
Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the
Maximum Annual Withdrawal. However, because only $4,500 in gross withdrawals was taken during the contract year prior to this withdrawal, $500 of the $1,500 gross withdrawal is not considered excess.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Contract Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%)
* $5,000).

Another withdrawal is taken during that same contract year in the amount of $400 net, with $100 of surrender charges. Total gross withdrawals during the contract year are $6,500 ($3,000 + $1,500 + $1,500 + $500). The adjustment to the MAW is the lesser of the amount by which the total gross withdrawals for the year exceed the
Maximum Annual Withdrawal, $1,500, and the amount of the current gross withdrawal, $500.

If the Contract Value before this withdrawal is $48,500, then the Maximum Annual Withdrawal is reduced by
1.03% ($500 / $48,500) to $4,849 ((1 – 1.03%) * $4,899).

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APPENDIX G

Examples of Fixed Allocation Funds Automatic Rebalancing

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The following examples are designed to assist you in understanding how Fixed Allocation Funds Automatic
Rebalancing works. The examples assume that there are no investment earnings or losses.

I. Subsequent Payments

A. Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 100% to Accepted
Funds. No Fixed Allocation Funds Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.

B. Assume that on Day 2, the owner deposits an additional payment of $500,000, bringing the total contract value to $600,000, and allocates this deposit 100% to Other Funds. Because the percentage allocated to the Fixed
Allocations Funds (0%) is less than 30% of the total amount allocated to the Fixed Allocation Funds and the Other
Funds, we will automatically reallocate $150,000 from the amount allocated to the Other Funds (30% of the
$500,000 allocated to the Other Funds) to the Fixed Allocation Funds. Your ending allocations will be $100,000 to
Accepted Funds, $150,000 to the Fixed Allocation Funds, and $350,000 to Other Funds.

II. Partial Withdrawals

A. Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 65% to Accepted
Funds ($65,000), 30% to the Fixed Allocation Funds ($30,000), and 5% to Other Funds ($5,000). No Fixed
Allocation Funds Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.

B. Assume that on Day 2, the owner requests a partial withdrawal of $29,000 from the Fixed Allocation Funds.
Because the remaining amount allocated to the Fixed Allocation Funds ($1,000) is less than 30% of the total amount allocated to the Fixed Allocation Funds and the Other Funds, we will automatically reallocate $800 from the
Other Funds to the Fixed Allocation Funds, so that the amount allocated to the Fixed Allocation Funds ($1,800) is
30% of the total amount allocated to the Fixed Allocation Funds and Other Funds ($6,000).

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APPENDIX H

ING LifePay and ING Joint LifePay

(Available for Contracts issued on and after September 4, 2007 through January 28, 2008.)

ING LifePay Minimum Guaranteed Withdrawal Benefit (ING LifePay) Rider. The ING LifePay rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the life of the annuitant, even if these withdrawals deplete your Contract value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

Purchase. In order to elect the ING LifePay rider, the annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The minimum issue age is 55 and the maximum issue age is 80. The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-
natural) on the Contract anniversary on which the rider is effective. Some broker-dealers may not offer the ING
LifePay rider, or may limit the maximum issue age to ages younger than age 80, but in no event lower than age 55.
We reserve the right to change the minimum or maximum issue ages on a nondiscriminatory basis. The ING
LifePay rider is available for Contracts issued on and after November 1, 2004 that do not already have a living benefit rider. The ING LifePay rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. Also, the
ING LifePay rider will not be issued if any contract value is allocated to a Fixed Interest Division, nor may you subsequently allocate contract value to a Fixed Interest Division. The Company in its discretion may allow the rider to be elected during the 30-day period preceding a Contract anniversary. Such election must be received in good order, including compliance with the investment restrictions described below. The rider will be effective as of that
Contract anniversary.

Rider Date. The rider date is the date the ING LifePay rider becomes effective. If you purchase the ING
LifePay rider when the Contract is issued, the rider date is also the Contract date.

Charge. The charge for the ING LifePay rider is as follows:

Current Annual Charge	Maximum Annual Charge if Reset Option
(Charge Deducted Quarterly)	Elected
0.50% of the contract value	1.20% of the contract value

We deduct the quarterly charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is added after contract issue, the charges will still be deducted on quarterly contract anniversaries, but the first charge will be pro-rated based on what is owed at the time the rider is added through the contract quarter end.
Similarly, the charge is pro-rated based on what is owed at the time the rider is terminated. Charges are deducted during the period starting on the rider date and up to your rider’s Lifetime Automatic Periodic Benefit
Status. Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. We may increase the charge for this rider if you elect the reset option after your first five contract years, but subject to the maximum annual charge. For more information about how this rider works, including when Lifetime Automatic Periodic Benefit Status begins, please see “Living Benefit Riders – ING
LifePay Minimum Guaranteed Withdrawal Benefit Rider.”

No Cancellation. Once you purchase the ING LifePay rider, you may not cancel it unless you: a) cancel the
Contract during the Contract’s free look period; b) surrender the Contract; c) begin the income phase and start receiving annuity payments; or d) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the ING LifePay rider.

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Termination. The ING LifePay rider is a “living benefit” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:

1)	annuitize or terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving annuity payments under the ING LifePay rider; or

2)	die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The ING LifePay rider will also terminate if there is a change in Contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the ING LifePay rider to terminate automatically are discussed below.

How the ING LifePay Rider Works. The ING LifePay rider has both phases and statuses. Through the lifetime of the ING LifePay rider, you will be in one of two phases: the Growth Phase or the Withdrawal Phase. As detailed below, the Growth Phase begins on the effective date of the rider and ends as of the business day before you take your first withdrawal, or before you begin to receive annuity payments. The Growth Phase is subject to the latest date for annuitization allowed under your Contract. See “The Income Phase – Restrictions on Start Dates and
the Duration of Payments.” During the Growth Phase, no benefits under the ING LifePay rider are being paid out;
rather, during the Growth Phase, premiums and investment growth under your Contract continue to accumulate.
The Withdrawal Phase follows the Growth Phase and begins once you take your first withdrawal or annuity payment, whichever occurs first. During the Withdrawal Phase, you may withdraw guaranteed amounts from your
Contract, subject to the terms and conditions noted in this section.

During the life of the rider, it will also be treated as in one of two statuses: Lifetime Guaranteed Withdrawal Status or Lifetime Automatic Periodic Benefit Status. Together, these statuses operate to fulfill the rider’s withdrawal guarantee. Lifetime Guaranteed Withdrawal Status begins on the date the rider is issued and continues until certain circumstances occur as noted in “Lifetime Guaranteed Withdrawal Status,” below. Lifetime Automatic Periodic
Benefit Status is a status that only begins if your contract value is depleted to zero for reasons other than withdrawals that exceed the Maximum Annual Withdrawal, as discussed more thoroughly below. In Lifetime
Automatic Periodic Benefit Status, you are no longer entitled to make withdrawals. Instead, under the ING LifePay rider, you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.
If your contract value is depleted because of withdrawals that exceed the Maximum Annual Withdrawal, then the
Contract and the ING LifePay rider will terminate without value. While all riders begin in Lifetime Guaranteed
Withdrawal Status, not all riders will enter Lifetime Automatic Periodic Benefit Status.

Benefits paid under the ING LifePay rider require the calculation of the Maximum Annual Withdrawal. The ING
LifePay Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum Annual
Withdrawal and is calculated as follows:

1)	If you purchased the ING LifePay rider on the Contract date, the initial ING LifePay Base is equal to the initial premium, plus premium credits.

2)	If you purchased the ING LifePay rider after the Contract date, the initial ING LifePay Base is equal to the Contract value on the effective date of the rider.

3)	The initial ING LifePay Base is increased dollar-for-dollar by any premiums received during the
Growth Phase and premium credits, if applicable (“eligible premiums”). The ING LifePay Base is also increased to equal the Contract value if the Contract value is greater than the current ING LifePay
Base, on each Contract quarterly anniversary after the effective date of the rider and during the Growth
Phase. The ING LifePay Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

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Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING LifePay Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the
Withdrawal Phase do increase the Contract value used to determine the reset Maximum Annual Withdrawal if you choose to reset the ING LifePay rider (see “ING LifePay Reset Option,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Lifetime Guaranteed Withdrawal Status. This status begins on the effective date of the rider and continues until the earliest of:

1)	the date annuity payments begin (see “The Income Phase”);
2)	reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;
3)	reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual
Withdrawal;
4)	the surrender of the Contract; or
5)	the death of the owner (first owner, in the case of joint owners, or the annuitant, in the case of a custodial IRA), unless your spouse beneficiary elects to continue the Contract.

The rider’s status changes to Lifetime Automatic Periodic Benefit Status in the event contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal, including due to poor market performance. In Lifetime Automatic Periodic Benefit Status, other than the payments as provided under the
ING LifePay rider, the Contract will provide no further benefits (including death benefits). If contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and rider will terminate without value. For more information about the effect of a withdrawal reducing the contract value to zero, please see “Lifetime Automatic Periodic Benefit Status,” below. As described below, certain features of the ING
LifePay rider may differ depending on whether you are in Lifetime Guaranteed Withdrawal Status.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals a percentage of the greater of 1) the Contract value and 2)
the ING LifePay Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal
Phase, immediately after calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal
percentage, which varies by age of the annuitant on the date the Withdrawal Phase begins, is as follows:

Maximum Annual
Annuitant Age	Withdrawal Percentage
55-64	4%
65-75	5%
76-80	6%
81+	7%

Once determined, the Maximum Annual Withdrawal percentage never changes for the Contract, except as provided for under spousal continuation. See “Continuation After Death – Spouse,” below. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the ING LifePay rider is in the Growth Phase, and the annuity commencement date is reached, the rider will enter the Withdrawal Phase and annuity payments will begin. In lieu of the annuity options under the Contract, you may elect a life only annuity option under which we will pay the greater of the annuity payout under the
Contract and equal annual payments of the Maximum Annual Withdrawal.

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Whether the Maximum Annual Withdrawal is subject to change depends on the extent of your withdrawals.
The amount of your withdrawal or withdrawals in a contract year that, when added together, do not exceed the
Maximum Annual Withdrawal do not reduce the Maximum Annual Withdrawal. However, if the total amount of your withdrawals in any Contract year exceeds the Maximum Annual Withdrawal, then the Maximum
Annual Withdrawal will be reduced in the same proportion as the contract value is reduced by the amount of the excess withdrawal.

For this purpose, an excess withdrawal is the lesser of the amount by which your total withdrawals in a Contract year exceed the Maximum Annual Withdrawal and the amount of your present request for a withdrawal. The amount of any applicable premium credit deduction (recapture) or surrender charges are not included in determining whether the total amount of your withdrawals in a Contract year exceeds the Maximum Annual
Withdrawal and triggers a pro-rata reduction. However, in the event that the Maximum Annual Withdrawal is to be subject to a pro-rata reduction because of an excess withdrawal, the amount by which the Maximum
Annual Withdrawal will be reduced will include any premium credit deduction and surrender charges. See
Illustrations 1 and 2 below for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required
Minimum Distribution rules of the Tax Code are considered withdrawals for purposes of the ING LifePay rider and will begin the Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal, which exceeds the Maximum Annual Withdrawal for a specific Contract year, will not be deemed excess withdrawals in that Contract year for purposes of the ING LifePay rider, subject to the following rules:

1)	If your Required Minimum Distribution for a calendar year (determined on a date on or before January
31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum
Distribution that exceeds the Maximum Annual Withdrawal.

2)	Once you have taken the Maximum Annual Withdrawal for the then current Contract year, the dollar amount of any additional withdrawals will count against and reduce the Additional Withdrawal
Amount without being deemed an excess withdrawal.

3)	In the event of any withdrawals that exceed both the Maximum Annual Withdrawal and the Additional
Withdrawal Amount, the dollar amount of these withdrawals will be deemed excess withdrawals that cause the Maximum Annual Withdrawal to be reduced on a pro-rata basis, as described above.

4)	The Additional Withdrawal Amount is available on a calendar year basis and recalculated every
January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional
Withdrawal Amount does not carry over into the next calendar year.

5)	The ING LifePay rider cannot accommodate any grace periods allowed for Required Minimum
Distributions pursuant to the Tax Code.

6)	The Additional Withdrawal Amount does not change in the event you choose to reset the Maximum
Annual Withdrawal Amount. See “ING LifePay Reset Option” below. The Additional Withdrawal
Amount is only subject to change when the Additional Withdrawal Amount is reset as described above.

See Illustrations 3 and 4 below.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING LifePay Base in the same proportion as contract value is reduced by the amount of these fees. During the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

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Lifetime Automatic Periodic Benefit Status. If the Contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate without value due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual
Withdrawal while the rider is in Lifetime Guaranteed Withdrawal Status, the rider will enter Lifetime
Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the ING
LifePay rider, you will begin to receive periodic payments in an annual amount equal to the Maximum Annual
Withdrawal.

When the rider enters Lifetime Automatic Periodic Benefit Status:

1)	Other than as provided under the ING LifePay rider, the Contract will provide no further benefits
(including death benefits);
2)	no further premium payments will be accepted; and
3)	any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic
Benefit Status until it terminates without value upon the annuitant’s death.

If when the ING LifePay rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the last day of the first full Contract year following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual
Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

ING LifePay Reset Option. Beginning one year after the Withdrawal Phase begins, you may choose to reset the Maximum Annual Withdrawal when the Maximum Annual Withdrawal, as recalculated, would be greater than your current Maximum Annual Withdrawal, based on the applicable Maximum Annual Withdrawal percentage times Contract value. You must elect to reset by a request in a form satisfactory to us. On the date the request is received (the “Reset Effective Date”), the Maximum Annual Withdrawal will increase to be equal to the applicable Maximum Annual Withdrawal percentage times the Contract value on the Reset Effective
Date. (For your Maximum Annual Withdrawal percentage, see “Determination of the Maximum Annual
Withdrawal” above.) The reset option is only available when the rider is in Lifetime Guaranteed Withdrawal
Status. We reserve the right to limit resets to the contract anniversary.

After exercising the reset option, you must wait one year before electing to reset again. We will not accept a request to reset if the new Maximum Annual Withdrawal on the date the request is received would be less than your current Maximum Annual Withdrawal.

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If the reset option is exercised, the charge for the ING LifePay rider will be equal to the charge then in effect for a newly purchased rider but will not exceed the maximum annual charge of 1.20%. However, we guarantee that the rider charge will not increase for resets exercised within the first five contract years. See Illustration 4 below.

Investment Option Restrictions. While the ING LifePay rider is in effect, there are limits on the portfolios to which your Contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such Contract value in the
Fixed Allocation Funds. See “Fixed Allocation Funds Automatic Rebalancing,” below. We have these restrictions to mitigate the insurance risk inherent in our guarantees with this rider. We require this allocation regardless of your investment instructions to the Contract. The timing of when and how we apply these restrictions is discussed further below.

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Accepted Funds. Currently, the Accepted Funds are:

BlackRock Global Allocation V.I. Fund	ING Retirement Conservative Portfolio
ING American Funds Asset Allocation Portfolio	ING Retirement Growth Portfolio
ING American Funds World Allocation Portfolio	ING Retirement Moderate Growth Portfolio
ING Morgan Stanley Global Tactical Asset	ING Retirement Moderate Portfolio
Allocation Portfolio
ING Liquid Assets Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING MFS Total Return Portfolio	ING Van Kampen Equity and Income Portfolio
ING Oppenheimer Active Allocation Portfolio	Fixed Interest Allocation

If this rider was purchased before February 2, 2009, the following are additional Accepted Funds:

ING Franklin Templeton Founding Strategy Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

ING American Funds Bond Portfolio	ING PIMCO Total Return Bond Portfolio
ING BlackRock Inflation Protected Bond Portfolio	ING U.S. Bond Index Portfolio
ING Intermediate Bond Portfolio

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You may allocate contract value to one or more of the Fixed Allocation Funds. We consider the ING
Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic
Rebalancing.

Other Funds. All portfolios available under the Contract other than the Accepted Funds or Fixed
Allocation Funds are considered Other Funds.

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Fixed Allocation Funds Automatic Rebalancing. If the Contract value in the Fixed Allocation Funds is less than 20% of the total Contract value allocated to both the Fixed Allocation Funds and Other Funds on any
ING LifePay Rebalancing Date, we will automatically rebalance the Contract value allocated to the Fixed
Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds.
Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The ING LifePay Rebalancing Dates occur on each Contract anniversary and after the following transactions:

1)	receipt of additional premiums;
2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you;
3)	withdrawals from a Fixed Allocation Fund or Other Fund.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the
Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic
Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See
“Appendix G – Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed
Allocation Funds Automatic Rebalancing has occurred, along with your new allocations by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the
Fixed Allocation Funds even if you have not previously been invested in them. See “Appendix G – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING LifePay rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING LifePay rider if you do not wish to have your Contract value reallocated in this manner.

Death of Owner or Annuitant. The ING LifePay rider and charges terminate on the earlier of:

1)	if the rider is in Lifetime Guaranteed Withdrawal status, the date of receipt of due proof of death
(“claim date”) of the owner (or in the case of joint owners, the first owner) or the annuitant if there is a non-natural owner; or

2)	the date the rider enters Lifetime Automatic Periodic Benefit status.

Under 1), above, the rider terminates on the death of the first owner, even if the owner is not the annuitant.
Thus, you should not purchase this rider with multiple owners, unless the owners are spouses. Under 2), above, we will continue to pay the periodic payments that the owner was receiving under the LifePay rider to the annuitant. No other death benefit is payable in this situation.

Continuation After Death – Spouse. If the surviving spouse of the deceased owner continues the
Contract (see “Death Benefit Choices – Continuation After Death – Spouse”), the rider will also continue, provided the following conditions are met:

1)	The spouse is at least 55 years old on the date the Contract is continued; and
2)	The spouse becomes the annuitant and sole owner.
If the rider is in the Growth Phase at the time of spousal continuation:
1)	The rider will continue in the Growth Phase;

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2)	On the date the rider is continued, the ING LifePay Base will be reset to equal the greater of the
ING LifePay Base and the then current Contract value;

3)	The ING LifePay charges will restart and be the same as were in effect prior to the claim date; and

4)	The Maximum Annual Withdrawal percentage will be determined as of the date of the first withdrawal, whenever it occurs, and will be based on the spouse’s age on that date.

If the rider is in the Withdrawal Phase at the time of spousal continuation:

1)	The rider will continue in the Withdrawal Phase.

2)	On the Contract anniversary following the date the rider is continued:

(a) If the surviving spouse was not the annuitant before the owner’s death, the Maximum Annual
Withdrawal is recalculated by multiplying the Contract value on that Contract anniversary by the Maximum Annual Withdrawal percentage based on the surviving spouse’s age on that
Contract anniversary. The Maximum Annual Withdrawal is considered to be zero until this recalculation, so withdrawals pursuant to the rider cannot be utilized. Withdrawals are permitted pursuant to the other provisions of the Contract. In other words, withdrawals during this time will not be subject to the guarantees of this rider. Withdrawals causing the
Contract value to fall to zero will terminate the Contract and the rider.

(b) If the surviving spouse was the annuitant before the owner’s death, the Maximum Annual
Withdrawal is recalculated as the greater of the Maximum Annual Withdrawal on the claim date (adjusted for excess withdrawals thereafter) and the Maximum Annual Withdrawal resulting from multiplying the Contract value on that Contract anniversary by the Maximum
Annual Withdrawal percentage. The Maximum Annual Withdrawal does not go to zero on the claim date, which is the date of receipt of due proof of death, and withdrawals may continue under the rider provisions.

3)	The rider charges will restart on the Contract anniversary following the date the rider is continued
and will be the same as were in effect prior to the claim date.

Effect of ING LifePay Rider on Death Benefit. If you die before Lifetime Automatic Periodic Benefit
Status begins under the ING LifePay rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses. See “Death of Owner or Annuitant” and “Continuation After Death – Spouse” above for further information.

While in Lifetime Automatic Periodic Benefit Status, if the owner who is not the annuitant dies, we will continue to pay the periodic payments that the owner was receiving under the ING LifePay rider until the death of the annuitant. While in Lifetime Automatic Periodic Benefit Status, if an owner who is also the annuitant dies, the periodic payments will stop. No other death benefit is payable.

Change of Owner or Annuitant. Other than as provided above under “Continuation After Death- Spouse,”
you may not change the annuitant. The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1)	spousal continuation as described above;
2)	change of owner from one custodian to another custodian;
3)	change of owner from a custodian for the benefit of an individual to the same individual;

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4)	change of owner from an individual to a custodian for the benefit of the same individual;
5)	collateral assignments;
6)	change in trust as owner where the individual owner and the grantor of the trust are the same individual;
7)	change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and
8)	change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

Surrender Charges. If you elect the ING LifePay rider, the amount of your withdrawals will be subject to surrender charges and any recapture of credits if they exceed the free withdrawal amount. However, once your
Contract value is zero, the periodic payments under the ING LifePay rider are not subject to surrender charges, nor will these amounts be subject to any other charges under the Contract. See Appendix H for examples.

Loans. No loans are permitted on Contracts with the ING LifePay rider.

Taxation. For more information about the tax treatment of amounts paid to you under the ING LifePay rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

ING Joint LifePay Minimum Guaranteed Withdrawal Benefit (ING Joint LifePay) Rider. The ING Joint
LifePay rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals deplete your contract value to zero. You may wish to purchase this rider if you are married and are concerned that you and your spouse may outlive your income.

Purchase. The ING Joint LifePay rider is only available for purchase by individuals who are married at the time of purchase and eligible to elect spousal continuation (as defined by the Tax Code) when the death benefit becomes payable. We refer to these individuals as spouses. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the ING Joint LifePay rider. See “Ownership, Annuitant and
Beneficiary Requirements,” below.

The minimum issue age is 55 and the maximum issue age is 80. Both spouses must meet these issue age requirements on the contract anniversary on which the ING Joint LifePay rider is effective. The issue age is the age of the owners on the Contract anniversary on which the rider is effective. Some broker dealers may not offer the
ING Joint LifePay rider, or may limit the maximum issue age to ages younger than age 80, but in no event lower than age 55. We reserve the right to change the minimum or maximum issue ages on a nondiscriminatory basis.
The ING Joint LifePay rider is available for Contracts issued on and after November 1, 2004 that do not already have a living benefit rider. The ING Joint LifePay rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,”
below. Also, the ING Joint LifePay rider will not be issued if any contract value is allocated to a Fixed Interest
Division, nor may you subsequently allocate contract value to a Fixed Interest Division. The Company in its discretion may allow the ING Joint LifePay rider to be elected during the 30-day period preceding a contract anniversary. Such election must be received in good order, including owner, annuitant, and beneficiary designations and compliance with the investment restrictions described below. The ING Joint LifePay rider will be effective as of that contract anniversary.

Ownership, Annuitant and Beneficiary Designation Requirements. Certain ownership, annuitant and beneficiary designations are required in order to purchase the ING Joint LifePay rider. These designations depend upon whether the contract is issued as a nonqualified contract, an IRA or a custodial IRA. In all cases, the ownership, annuitant and beneficiary designations must allow for the surviving spouse to continue the contract when the death benefit becomes payable, as provided by the Tax Code. Non-natural, custodial owners are only allowed with IRAs (“custodial IRAs”). Joint annuitants are not allowed. The necessary ownership, annuitant and/or

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beneficiary designations are described below. Applications that do not meet the requirements below will be rejected. We reserve the right to verify the date of birth and social security number of both spouses.

Nonqualified Contracts. For a jointly owned contract, the owners must be spouses, and the annuitant must be one of the owners. For a contract with only one owner, the owner’s spouse must be the sole primary beneficiary, and the annuitant must be one of the spouses.

IRAs. There may only be one owner, who must also be the annuitant. The owner’s spouse must be the sole primary beneficiary.

Custodial IRAs. While we do not maintain individual owner and beneficiary designations for IRAs held by an outside custodian, the ownership and beneficiary designations with the custodian must comply with the requirements listed in “IRAs” above. The annuitant must be the same as the beneficial owner of the custodial
IRA. We require the custodian to provide us the name and date of birth of both the owner and the owner’s spouse.

Rider Date. The ING Joint LifePay rider date is the date the ING Joint LifePay rider becomes effective. If you purchase the ING Joint LifePay rider when the contract is issued, the ING Joint LifePay rider date is also the contract date.

Charge. The charge for the ING Joint LifePay rider is as follows:

Current Annual Charge	Maximum Annual Charge if Reset Option
(Charge Deducted Quarterly)	Elected
0.75% of the contract value	1.50% of contract value

We deduct the quarterly charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is added after contract issue, the charges will still be deducted on quarterly contract anniversaries, but the first charge will be pro-rated based on what is owed at the time the rider is added through the contract quarter end.
Similarly, the charge is pro-rated based on what is owed at the time the rider is terminated. Charges are deducted during the period starting on the rider date and up to your rider’s Lifetime Automatic Periodic Benefit
Status. Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. We may increase the charge for this rider if you elect the reset option after your first five contract years, but subject to the maximum annual charge. For more information about how this rider works, including when Lifetime Automatic Periodic Benefit Status begins, please see “Living Benefit Riders – ING
Joint LifePay Minimum Guaranteed Withdrawal Benefit Rider.” If you surrender or annuitize your Contract, the charge is pro-rated based on what is owed at the time. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after this change.

No Cancellation. Once you purchase the ING Joint LifePay rider, you may not cancel it unless you: a) cancel the contract during the contract’s free look period; b) surrender the contract; c) begin the income phase and start receiving annuity payments; or d) otherwise terminate the contract pursuant to its terms. These events automatically cancel the ING Joint LifePay rider.

Termination. The ING Joint LifePay rider is a “living benefit” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your contract is in the accumulation phase. The optional rider automatically terminates if you:

1)	annuitize or terminate your contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving annuity payments in lieu of payments under the ING Joint LifePay rider;

2)	die during the accumulation phase (first owner to die in the case of joint owners, or death of annuitant

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if the contract is a custodial IRA), unless your spouse elects to continue the contract (and your spouse is active for purposes of the ING Joint LifePay rider): or

3) change the owner of the contract (other than a spousal continuation by an active spouse).

See “Change of Owner or Annuitant,” below. Other circumstances that may cause the ING Joint LifePay rider to terminate automatically are discussed below.

Active Status. Once the ING Joint LifePay rider has been issued, a spouse must remain in “active” status in order to exercise rights and receive the benefits of the ING Joint LifePay rider after the first spouse’s death by electing spousal continuation. In general, changes to the ownership, annuitant, and/or beneficiary designation requirements noted above will result in one spouse being designated as “inactive.” Inactive spouses are not eligible to continue the benefits of the ING Joint LifePay rider after the death of the other spouse. Once designated
“inactive,” a spouse may not regain active status under the ING Joint LifePay rider. Specific situations that will result in a spouse’s designation as “inactive” include the following:

1)	For nonqualified contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the contract), or the change of one joint owner to a person other than an active spouse.

2)	For nonqualified contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an active spouse or any change of beneficiary (including the addition of primary beneficiaries).

3)	In the event of the death of one spouse (in which case the deceased spouse becomes inactive).

An owner may also request that one spouse be treated as inactive. In the case of joint-owned contracts, both contract owners must agree to such a request. An inactive spouse is not eligible to exercise any rights or receive any benefits under the ING Joint LifePay rider. However, all charges for the ING Joint LifePay rider will continue to apply, even if one spouse becomes inactive, regardless of the reason. You should make sure you understand the impact of beneficiary and owner changes on the ING Joint LifePay rider prior to requesting any such changes.

A divorce will terminate the ability of an ex-spouse to continue the contract. See “Divorce,” below.

How the ING Joint LifePay Rider Works. The ING Joint LifePay rider has both statuses and phases.
Through the lifetime of the ING Joint LifePay rider, you will be in one of two phases: the Growth Phase or the
Withdrawal Phase. As detailed below, the Growth Phase begins on the effective date of the rider and ends as of the business day before you take your first withdrawal, or before you begin to receive annuity payments. The Growth
Phase is subject to the latest date for annuitization allowed under your Contract. See “The Income Phase –
Restrictions on Start Dates and the Duration of Payments.” During the Growth Phase, no benefits under the ING
Joint LifePay rider are being paid out; rather, during the Growth Phase, premiums and investment growth under your
Contract continue to accumulate. The Withdrawal Phase follows the Growth Phase and begins once you take your first withdrawal or annuity payment, whichever occurs first. During the Withdrawal Phase, you may withdraw guaranteed amounts from your Contract, subject to the terms and conditions noted in this section.

During the life of the rider, it will also be treated as in one of two statuses: Lifetime Guaranteed Withdrawal Status or Lifetime Automatic Periodic Benefit Status. Together, these statuses operate to fulfill the rider’s withdrawal guarantee. Lifetime Guaranteed Withdrawal Status begins on the date the rider is issued and continues until certain circumstances occur as noted in “Lifetime Guaranteed Withdrawal Status,” below. Lifetime Automatic Periodic
Benefit Status is a status that only begins if your contract value is depleted to zero for reasons other than withdrawals that exceed the Maximum Annual Withdrawal, as discussed more thoroughly below. In Lifetime
Automatic Periodic Benefit Status, you are no longer entitled to make withdrawals. Instead, under the ING Joint
LifePay rider, you will begin to receive periodic payments in an annual amount equal to the Maximum Annual
Withdrawal. If your contract value is depleted because of withdrawals that exceed the Maximum Annual

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Withdrawal, then the Contract and the ING Joint LifePay rider will terminate without value. While all riders begin in Lifetime Guaranteed Withdrawal Status, not all riders will enter Lifetime Automatic Periodic Benefit Status.

Benefits paid under the ING Joint LifePay rider require the calculation of the Maximum Annual Withdrawal. The
ING Joint LifePay Base (referred to as the “MGWB Base” in the contract) is used to determine the Maximum
Annual Withdrawal and is calculated as follows:

1)	If you purchased the ING Joint LifePay rider on the contract date, the initial ING Joint LifePay Base is equal to the initial premium, plus premium credits.

2)	If you purchased the ING Joint LifePay rider after the contract date, the initial ING Joint LifePay Base is equal to the contract value on the effective date of the ING Joint LifePay rider.

3)	The initial ING Joint LifePay Base is increased dollar-for-dollar by any premiums received during the
Growth Phase and premium credits, if applicable (“eligible premiums”). The ING Joint LifePay Base is also increased to equal the contract value if the contract value is greater than the current ING Joint
LifePay Base, valued on each quarterly contract anniversary after the effective date of the ING Joint
LifePay rider during the Growth Phase. The ING Joint LifePay Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING Joint LifePay Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the contract value used to determine the reset Maximum Annual Withdrawal if you choose to reset the ING Joint LifePay rider (see “ING Joint LifePay Reset Option,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Lifetime Guaranteed Withdrawal Status. This status begins on the effective date of the rider and continues until the earliest of:

1)	the date annuity payments begin (see “The Income Phase”);
2)	reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;
3)	reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual
Withdrawal;
4)	the surrender of the Contract; or
5)	the death of the owner (first owner, in the case of joint owners, or the annuitant, in the case of a custodial IRA), unless your spouse beneficiary elects to continue the Contract.

The rider’s status changes to Lifetime Automatic Periodic Benefit Status in the event contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal, including due to poor market performance. In Lifetime Automatic Periodic Benefit Status, other than payments as provided under the
ING Joint LifePay rider the Contract will provide no further benefits (including death benefits). If contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal Amount, the Contract and rider will terminate without value. For more information about the effect of a withdrawal reducing the contract value to zero, please see “Lifetime Automatic Periodic Benefit Status,” below. As described below, certain features of the ING
Joint LifePay rider may differ depending on whether you are in Lifetime Guaranteed Withdrawal Status.

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Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals the Maximum Annual Withdrawal percentage multiplied by the greater of the contract value and the ING Joint LifePay Base, as of the last day of the Growth Phase. The first withdrawal after the effective date of the ING Joint LifePay rider (which causes the end of the Growth
Phase) is treated as occurring on the first day of the Withdrawal Phase, immediately after calculation of the
Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the youngest active spouse on the date the Withdrawal Phase begins, is as follows:

Annuitant Age	Maximum Annual
Withdrawal Percentage
55-64	4%
65-75	5%
76-80	6%
81+	7%

Once determined the Maximum Annual Withdrawal percentage never changes for the contract. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the ING Joint LifePay rider is in the Growth Phase, and the annuity commencement date is reached, the ING
Joint LifePay rider will enter the Withdrawal Phase and annuity payments will begin. In lieu of the annuity options under the Contract, you may elect a life only annuity option under which we will pay the greater of the annuity payout under the Contract and annual payments equal to the Maximum Annual Withdrawal, provided that, if both spouses are active, payments under the life only annuity option will be calculated using the joint life expectancy table for both spouses. If only one spouse is active, payments will be calculated using the single life expectancy table for the active spouse.

Whether the Maximum Annual Withdrawal is subject to change depends on the extent of your withdrawals.
The amount of your withdrawal or withdrawals in a contract year that, when added together, do not exceed the
Maximum Withdrawal Amount do not reduce the Maximum Withdrawal Amount. However, if the total amount of your withdrawals in any contract year exceeds the Maximum Annual Withdrawal, then the
Maximum Annual Withdrawal will be reduced in the same proportion as the contract value is reduced by the amount of the excess withdrawal.

For this purpose, an excess withdrawal is the lesser of the amount by which your total withdrawals in a Contract year exceed the Maximum Annual Withdrawal and the amount of your present request for a withdrawal. The amount of any applicable premium credit deduction (recapture) or surrender charges are not included in determining whether the total amount of your withdrawals in a Contract year exceeds the Maximum Annual
Withdrawal and triggers a pro-rata reduction. However, in the event that the Maximum Annual Withdrawal is to be subject to a pro-rata reduction because of an excess withdrawal, the amount by which the Maximum
Annual Withdrawal will be reduced will include any premium credit deduction and surrender charges. See
Illustrations 1 and 2 below for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the contract to satisfy the Required
Minimum Distribution rules of the Tax Code are considered withdrawals for purposes of the ING Joint LifePay rider, and will begin the Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal, which exceeds the Maximum Annual Withdrawal for a specific contract year, will not be deemed excess withdrawals in that contract year for purposes of the ING Joint LifePay rider, subject to the following:

1)	If your Required Minimum Distribution for a calendar year (determined on a date on or before January
31 of that year), applicable to this contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum
Distribution that exceeds the Maximum Annual Withdrawal.

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2)	Once you have taken the Maximum Annual Withdrawal for the then current contract year, the dollar amount of any additional withdrawal will count against and reduce the Additional Withdrawal Amount without being deemed an excess withdrawal.

3)	In the event of any withdrawals that exceed both the Maximum Annual Withdrawal and the Additional
Withdrawal Amount, the dollar amount of these withdrawals will be deemed excess withdrawals that cause the Maximum Annual Withdrawal to be reduced on a pro-rata basis, as described above.

4)	The Additional Withdrawal Amount is available on a calendar year basis and recalculated every
January, reset to equal the portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal. Any unused amount of the Additional Withdrawal
Amount does not carry over into the next calendar year.

5)	The ING Joint LifePay rider cannot accommodate any grace periods allowed for Required Minimum
Distributions pursuant to the Tax Code.

6)	The Additional Withdrawal Amount does not change in the event you choose to reset the Maximum
Annual Withdrawal Amount. See “ING Joint LifePay Reset Option” below. The Additional
Withdrawal Amount is only subject to change when the Additional Withdrawal Amount is reset as described above.

See Illustrations 3 and 4 below.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING Joint LifePay Base in the same proportion as contract value is reduced by the amount of these fees. During the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

Lifetime Automatic Periodic Benefit Status. If the contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the contract and the ING Joint LifePay rider will terminate without value due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,”
above.

If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual
Withdrawal while the ING Joint LifePay rider is in Lifetime Guaranteed Withdrawal Status, the ING Joint
LifePay rider will enter Lifetime Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the ING Joint LifePay rider you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the ING Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status:

1)	other than as provided under the ING Joint LifePay rider, the contract will provide no further benefits
(including death benefits);
2)	no further premium payments will be accepted; and
3)	any other riders attached to the contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. The time period for which we will make these payments will depend upon whether one or two spouses are active under the ING Joint LifePay rider at the time this status begins. If both spouses are active under the ING Joint LifePay rider, these payments will cease upon the death of the second spouse, at which time both the ING Joint LifePay rider and the contract will terminate without further value. If only one spouse is active under the ING Joint LifePay rider, the payments will cease upon the

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death of the active spouse, at which time both the ING Joint LifePay rider and the contract will terminate without value.

If when the ING Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status, your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the last day of the first full contract year following the date the ING Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals pursuant to the terms of the contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the ING Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

ING Joint LifePay Reset Option. Beginning one year after the Withdrawal Phase begins, you may choose to reset the Maximum Annual Withdrawal when the Maximum Annual Withdrawal, as recalculated, would be greater than your current Maximum Annual Withdrawal, based on the applicable Maximum Annual Withdrawal percentage times contract value. You must elect to reset by a request in a form satisfactory to us. On the date the request is received (the “Reset Effective Date”), the Maximum Annual Withdrawal will increase to be equal to the applicable
Maximum Annual Withdrawal percentage times the contract value on the Reset Effective Date. (For your
Maximum Annual Withdrawal percentage, see “Determination of the Maximum Annual Withdrawal” above). The reset option is only available when the ING Joint LifePay rider is in Lifetime Guaranteed Withdrawal Status. We reserve the right to limit resets to the contract anniversary.

After exercising the reset option, you must wait one year before electing to reset again. We will not accept a request to reset if the new Maximum Annual Withdrawal on the date the request is received would be less than your current
Maximum Annual Withdrawal.

If the reset option is exercised, the charge for the ING Joint LifePay rider will be equal to the charge then in effect for a newly purchased rider but will not exceed the maximum annual charge of 1.50%. However, we guarantee that the ING Joint LifePay rider charge will not increase for resets exercised within the first five contract years. See
Illustration 4 below.

Investment Option Restrictions. While the ING Joint LifePay rider is in effect, there are limits on the portfolios to which your contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such contract value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic Rebalancing,” below. We have these restrictions to mitigate the insurance risk inherent in our guarantees with this rider. We require this allocation regardless of your investment instructions to the Contract. The timing of when and how we apply these restrictions is discussed further below.

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Accepted Funds. Currently, the Accepted Funds are:

BlackRock Global Allocation V.I. Fund	ING Retirement Conservative Portfolio
ING American Funds Asset Allocation Portfolio	ING Retirement Growth Portfolio
ING American Funds World Allocation Portfolio	ING Retirement Moderate Growth Portfolio
ING Morgan Stanley Global Tactical Asset	ING Retirement Moderate Portfolio
Allocation Portfolio
ING Liquid Assets Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING MFS Total Return Portfolio	ING Van Kampen Equity and Income Portfolio
ING Oppenheimer Active Allocation Portfolio	Fixed Interest Allocation

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If this rider was purchased before February 2, 2009, the following are additional Accepted Funds:

ING Franklin Templeton Founding Strategy Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

ING American Funds Bond Portfolio	ING PIMCO Total Return Bond Portfolio
ING BlackRock Inflation Protected Bond Portfolio	ING U.S. Bond Index Portfolio
ING Intermediate Bond Portfolio

You may allocate contract value to one or more of the Fixed Allocation Funds. We consider the ING
Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic
Rebalancing.

Other Funds. All portfolios available under the contract other than the Accepted Funds or Fixed
Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than 20% of the total contract value allocated to both the Fixed Allocation Funds and Other Funds on any
ING Joint LifePay Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed
Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds.
Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The ING Joint LifePay Rebalancing Dates occur on each contract anniversary and after the following transactions:

1)	receipt of additional premiums;
2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and
3)	withdrawals from a Fixed Allocation Fund or Other Fund.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the contract. However, if the other automatic rebalancing under the contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic
Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See
“Appendix G – Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed
Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Rebalancing has occurred.

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In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the
Fixed Allocation Funds even if you have not previously been invested in them. See “Appendix G – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING Joint
LifePay rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING
Joint LifePay rider if you do not wish to have your contract value reallocated in this manner.

Divorce. Generally, in the event of a divorce, the spouse who retains ownership of the contract will continue to be entitled to all rights and benefits of the ING Joint LifePay rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during Lifetime Guaranteed Withdrawal Status, the ING Joint LifePay rider continues, and terminates upon the death of the owner (first owner in the case of joint owners, or the annuitant in the case of a custodial IRA). Although spousal continuation may be available under the
Tax Code for a subsequent spouse, the ING Joint LifePay rider cannot be continued by the new spouse. As the result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal will be considered a withdrawal for purposes of the Maximum Annual Withdrawal amount. In other words, if a withdrawal incident to a divorce exceeds the Maximum Annual Withdrawal amount, it will be considered an excess withdrawal. See “Determination of the Maximum Annual Withdrawal,” above. As noted, in the event of a divorce there is no change to the Maximum Annual Withdrawal and we will continue to deduct charges for the ING Joint
LifePay rider.

In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change to the periodic payments made. Payments will continue until both spouses are deceased.

Death of Owner. The death of the owner (or in the case of joint owners, the first owner, or for custodial IRAs, the annuitant) during Lifetime Guaranteed Withdrawal Status may cause the termination of the ING Joint LifePay rider and its charges, depending upon whether one or both spouses are in active status at the time of death, as described below.

1)	If both spouses are in active status: If the surviving spouse elects to continue the contract and becomes the sole owner and annuitant, the ING Joint LifePay rider will remain in effect pursuant to its original terms and ING Joint LifePay coverage and charges will continue. As of the date the contract is continued, if the Contract is in the Growth Phase, then the ING Joint LifePay Base will be increased to equal the contract value, if greater. Otherwise, if the Contract is in the Withdrawal Phase, then the
Maximum Annual Withdrawal will be set to the greater of the existing Maximum Annual Withdrawal or the Maximum Annual Withdrawal percentage multiplied by the contract value on the date the contract is continued. Such a reset will not count as an exercise of the ING Joint LifePay Reset
Option, and rider charges will not increase.

If the surviving spouse elects not to continue the contract, ING Joint LifePay rider coverage and charges will cease upon the earlier of payment of the death benefit or notice that an alternative distribution option has been chosen.

2)	If the surviving spouse is in inactive status: The ING Joint LifePay rider terminates and ING Joint
LifePay coverage and charges cease upon proof of death.

Change of Owner or Annuitant. Other than as a result of spousal continuation, you may not change the annuitant. The ING Joint LifePay rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1)	spousal continuation by an active spouse, as described above;

2)	change of owner from one custodian to another custodian for the benefit of the same individual;

3)	change of owner from a custodian for the benefit of an individual to the same individual (in order to avoid the owner’s spouse from being designated inactive, the owner’s spouse must be named sole beneficiary under the contract);

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4)	change of owner from an individual to a custodian for the benefit of the same individual;
5)	collateral assignments;
6)	for nonqualified contracts only, the addition of a joint owner, provided that the additional joint owner is the original owner’s spouse and is active when added as joint owner;
7)	for nonqualified contracts, removal of a joint owner, provided the removed joint owner is active and becomes the primary contract beneficiary; and
8)	change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner if both were active spouses at the time of the change.

Surrender Charges. If you elect the ING Joint LifePay rider, the amount of your withdrawals will be subject to surrender charges and any recapture of credits if they exceed the free withdrawal amount. However, once your contract value is zero, the periodic payments under the ING Joint LifePay rider are not subject to surrender charges, nor will these amounts be subject to any other charges under the contract. See below for examples.

Federal Tax Considerations. For more information about the tax treatment of amounts paid to you under the
ING Joint LifePay rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death
Benefit.”

ING LifePay and ING Joint LifePay Partial Withdrawal Amount Examples. The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual
Withdrawal:

Illustration 1: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the
Maximum Annual Withdrawal, including surrender and/or MVA charges.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $500 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $300 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $200 of surrender charges, and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, then there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The
adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum
Annual Withdrawal ($7,000 - $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + 200 =
$1,700.

If the Account Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 3.40%
($1,700 / $50,000) to $4,830 ((1 - 3.40%) * $5,000).

Illustration 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the
Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

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The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Account Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%)
* $5,000).

Illustration 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the
Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The RMD for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the
Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal
Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Illustration 4: An Additional Withdrawal Amount expires at the end of the calendar year before it is withdrawn.

Assume the most recent contract date was July 1, 2007 and the Maximum Annual Withdrawal is $5,000. Also
assume RMDs, applicable to this contract, are $6,000 and $5,000 for the 2008 and 2009 calendar years respectively.

Between July 1, 2007 and December 31, 2007 a withdrawal of $5,000 is taken which exhausts the Maximum Annual
Withdrawal.

On January 1, 2008, the Additional Withdrawal Amount is set equal to the excess of the 2008 RMD above the existing Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000). Note that the Maximum Annual Withdrawal has been exhausted however is still used to calculate the Additional Withdrawal Amount.

The owner now has until December 31, 2008 to take the newly calculated Additional Withdrawal Amount of
$1,000. The owner decides not to take the Additional Withdrawal Amount of $1,000 in 2008.

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On January 1, 2009, the Additional Withdrawal Amount is set equal to the excess of the 2009 RMD above the existing Maximum Annual Withdrawal, $0 ($5,000-$5,000). Note that the Additional Withdrawal Amount of
$1,000 from the 2008 calendar year does not carry over to the 2009 calendar year.

Illustration 5: The Reset Option is utilized.

Assume the Maximum Annual Withdrawal is $5,000 and the Maximum Annual Withdrawal percentage is 5%.

One year after the first withdrawal is taken, the contract value has increased to $120,000, and the Reset Option is utilized. The Maximum Annual Withdrawal is now $6,000 ($120,000 * 5%).

One year after the Reset Option was first utilized, the contract value has increased further to $130,000. The Reset
Option is utilized again, and the Maximum Annual Withdrawal is now $6,500 ($130,000 * 5%).

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APPENDIX I

Minimum Guaranteed Withdrawal Benefit

Minimum Guaranteed Withdrawal Benefit Rider (MGWB). Effective September 4, 2007, the MGWB rider is no longer available. The MGWB rider, marketed under the name, ING PrincipalGuard Withdrawal Benefit, is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments.
The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account. Only premiums added to your Contract during the first two-year period after your rider date are included in the MGWB
Withdrawal Account. Any additional premium payments added after the second rider anniversary are not included in the MGWB Withdrawal Account. Thus, the MGWB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary. If you elect the MGWB rider, you may not allocate contract value to the GET Fund or the Fixed Interest Division. For Contracts purchased on and after
August 7, 2006, the MGWB rider was available if you elected the premium credit option. (Otherwise, the MGWB rider was not available with the premium credit option).

The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment
Amount depends on when you purchase the MGWB rider and equals:

1)	if you purchased the MGWB rider on the contract date: your premium payments received during the first two contract years;

2)	if you purchased the MGWB rider after the contract date: your contract value on the Rider Date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your
Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero.
Please note that before Automatic Periodic Benefit status is reached, withdrawals in excess of the free withdrawal amount will be subject to surrender charges. Once your contract reaches Automatic Periodic Benefit Status, the periodic payments paid under the MGWB rider are not subject to surrender charges.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals. The
Maximum Annual Withdrawal Amount (or “MAW”) is equal to 7% of the Eligible Payment Amount. Withdrawals up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal.
Any withdrawals greater than the MAW will cause a reduction in the MGWB Withdrawal Account by the proportion that the excess withdrawal bears to the remaining contract value after the withdrawal of the MAW.

Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the
MAW at the time of the withdrawal. Examples of excess withdrawals are at the end of this appendix.

Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB
Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal
Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

There are tax implications of withdrawals and payments under the MGWB rider. See “Withdrawals” and “Federal
Tax Considerations” in the prospectus for more information. You should not make any withdrawals if you wish to retain the option to elect the Step-Up Benefit (see below).

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The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

Guaranteed Withdrawal Status. You may continue to make withdrawals in any amount permitted under your
Contract so long as your contract value is greater than zero. See “Withdrawals” in the prospectus. However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

1)	your contract value is greater than zero;
2)	your MGWB Withdrawal Account is greater than zero;
3)	you have not reached your latest allowable annuity start date;
4)	you have not elected to annuitize your Contract; and
5)	you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

Automatic Periodic Benefit Status. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

1)	your MGWB Withdrawal Account is greater than zero;
2)	you have not reached your latest allowable annuity start date;
3)	you have not elected to annuitize your Contract; and
4)	you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of: (i) your Contract’s latest annuity start date; (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the MAW. We will reduce the MGWB Withdrawal
Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic
Benefit Status until the earliest of: (i) payment of all MGWB periodic payments; (ii) payment of the Commuted
Value (defined below); or (iii) the owner’s death.

On the Contract’s latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the
Commuted Value, your Contract and the MGWB rider terminate.

Reset Option. Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider (“New Rider”). The MGWB Withdrawal
Account under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider and any right to reset again will be based on the terms of the New Rider when it is issued. We reserve the right to limit the reset election to contract anniversaries only. If you elect the Reset Option, the Step-Up benefit is not available.

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Step-Up Benefit. If the Rider Date is the same as the Contract Date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB
Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%. This option is available whether or not the contract value is greater than the MGWB Withdrawal Account. If you elect the Step-
Up Benefit:

1)	we reserve the right to increase the charge for the MGWB Rider up to a maximum annual charge of
1.00% of contract value;

2)	you must wait at least five years from the Step-Up date to elect the Reset Option.

The Step-Up Benefit may be elected only one time under the MGWB Rider. We reserve the right to limit the election of The Step-Up benefit to contract anniversary only. Please note that if you have a third party investment advisor who charges a separate advisory fee, and you have chosen to use withdrawals from your Contract to pay this fee, these will be treated as any other withdrawals, and the Step-Up Benefit will not be available.

Death of Owner
Before Automatic Periodic Benefit Status. The MGWB rider terminates on the first owner’s date of death
(death of annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner’s spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing Reset Option.

During Automatic Periodic Benefit Status. The death benefit payable during Automatic Periodic Benefit
Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

Purchase and Charge. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The
MGWB rider must be purchased on the contract date. The charge for the MGWB rider is as follows:

Maximum Annual Charge if Step-Up	Current Annual Charge
Benefit Elected	(Charge Deducted Quarterly)
1.00% of the contract value	0.45% of the contract value

Minimum Guaranteed Withdrawal Benefit (MGWB). The annual charge for the MGWB rider is 0.45%
(0.12% quarterly) of the contract value. Before May 1, 2005, the annual charge was 0.35% of the contract value.
The charge is deducted from the contract value on each quarterly contract anniversary date, in arrears. We will deduct charges during the period starting on the rider date and up to your Contract’s Automatic Periodic Benefit
Status. Automatic Periodic Benefit Status will occur if your contract value is reduced to zero and other conditions are met. Please see “Minimum Guaranteed Withdrawal Benefit - Automatic Periodic Benefit Status” in this prospectus. If you elect the Step-Up Benefit, we reserve the right to increase the charge for the MGWB rider, subject to the maximum annual charge of 1.00% of contract value. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate immediately prior to the surrender or annuitization.

MGWB Excess Withdrawal Amount Examples
The following are examples of adjustments to the MGWB Withdrawal Account and the Maximum Annual
Withdrawal Amount for transfers and withdrawals in excess of the Maximum Annual Withdrawal Amount (“Excess
Withdrawal Amount”).

Example # 1: Contract Value is greater than the MGWB Withdrawal Account

Assume the Contract Value (CV) before the withdrawal is $120,000, the Eligible Payment Amount (EPA) is
$100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account
(“Withdrawal Account”) is $80,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

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I3

The new CV is $110,000 ($120,000 - $10,000).
The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

The MGWB Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the
MAW to $73,000 ($80,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal
Amount to the CV (after being reduced for the withdrawal up to the MAW) to $71,061.95 ($73,000 * (1 - $3,000 /
$113,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $97,345.13 ($100,000 * (1 - $3,000 / $113,000)). The MAW is then recalculated to be 7% of the new EPA, $6,814.15 ($97,345.13 * 7%).

Example # 2: Contract Value is less than the MGWB Withdrawal Account

Assume the Contract Value (CV) before the withdrawal is $60,000, the Eligible Payment Amount (EPA) is
$100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account
(“Withdrawal Account”) is $80,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

The new CV is $50,000 ($60,000 - $10,000).
The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

The MGWB Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the
MAW to $73,000 ($80,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal
Amount to the CV (after being reduced for the withdrawal up to the MAW) to $68,867.92 ($73,000 * (1 - $3,000 /
$53,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $94,339.62 ($100,000 * (1 - $3,000 / $53,000)). The MAW is then recalculated to be 7% of the new EPA, $6,603.77 ($94,339.62 * 7%).

Example # 3: Contract Value is equal to the MGWB Withdrawal Account

Assume the Contract Value (CV) before the withdrawal is $80,000, the Eligible Payment Amount (EPA) is
$100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account
(“Withdrawal Account”) is $80,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

The new CV is $70,000 ($80,000 - $10,000).
The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

The MGWB Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the
MAW to $73,000 ($80,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal
Amount to the CV (after being reduced for the withdrawal up to the MAW) to $70,000.00 ($73,000 * (1 - $3,000 /
$73,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $95,890.41 ($100,000 * (1 - $3,000 / $73,000)). The MAW is then recalculated to be 7% of the new EPA, $6,712.32 ($95,890.41 * 7%).

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ReliaStar Life Insurance Company of New York
ReliaStar Life Insurance Company of New York is a stock company domiciled in New York.

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PART B

Statement of Additional Information
ING EMPIRE TRADITIONS VARIABLE ANNUITY
Deferred Variable Annuity Prospectus
Issued by
SEPARATE ACCOUNT NY-B
of
RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

This Statement of Additional Information is not a Prospectus. The information contained herein should be read in conjunction with the prospectus for the ReliaStar Life Insurance Company of New York deferred variable contract which is referred to herein. The prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the prospectus, send a written request to ReliaStar
Life Insurance Company of New York, Customer Service Center, P.O. Box 9271 Des Moines, Iowa 50306-
9271 or telephone 1-800-366-0066, or access the SEC’s website (http://www.sec.gov).

DATE OF PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION:

April 30, 2010

i

Introduction
This Statement of Additional Information provides background information regarding Separate Account NY-B.

Description of ReliaStar Life Insurance Company of New York
ReliaStar Life Insurance Company of New York (“RLNY”) is a New York stock life insurance company originally incorporated on June 11, 1917 under the name, The Morris Plan Insurance Society. RLNY is authorized to transact business in all states, the District of Columbia, the Dominican Republic and the
Cayman Islands and is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health insurance. Until
October 1, 2003, RLNY was a wholly-owned subsidiary of Security-Connecticut Life Insurance Company
(“Security-Connecticut”). Effective October 1, 2003, Security-Connecticut merged with and into its parent, ReliaStar Life Insurance Company (“ReliaStar”). ReliaStar is an indirect wholly-owned subsidiary of ING Groep, N.V. (“ING”), a global financial services holding company based in The Netherlands.
RLNY’s financial statements appear in the Statement of Additional Information.

RLNY, an affiliate of ING USA, is licensed to do variable annuity business in the state of New York.

Separate Account NY-B of ReliaStar Life Insurance Company of New York
Separate Account NY–B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts.
We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

ING also owns Directed Services LLC the investment manager of ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment
Management, LLC, portfolio managers of ING Investors Trust and the investment managers of the ING
Variable Insurance Trust and the ING Variable Products Trust, respectively. ING also owns Baring
International Investment Limited, another portfolio manager of ING Investors Trust. Our principle office is located at 1000 Woodbury Road, Suite 208, Woodbury, New York 11797.

Safekeeping of Assets
RLNY acts as its own custodian for Separate Account NY–B.

The Administrator
On November 8, 1996, First Golden American Life Insurance Company of New York (“First Golden”) and
ING USA Annuity and Life Insurance Company (“ING USA”) entered into an administrative service agreement pursuant to which ING USA agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to First Golden. Beginning on April 1, 2002, the effective date of the merger of First Golden into RLNY (“merger date”), the expenses incurred by ING USA in relation to this service agreement will be reimbursed by RLNY on an allocated cost basis. As of the merger date,
RLNY will be obligated to reimburse these expenses. For the years ended December 31, 2009, 2008 and
2007, RLNY incurred expenses of $0, $0 and $0, respectively, under the agreement with ING USA.

Also on November 8, 1996, First Golden, ING USA and Directed Services LLC entered into a service agreement pursuant to which First Golden and ING USA agreed to provide Directed Services LLC certain of its personnel to perform management, administrative and clerical services and the use of certain of its facilities. As of the merger date, RLNY will provide its personnel to provide such services. RLNY expects to charge Directed Services LLC for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable and second allocated based on the estimated amount of time spent by RLNY’s employees on behalf of Directed Services LLC. For the year ended December
31, 2009, there were no charges to ING USA and Directed Services LLC for these services.

Experts
The statements of assets and liabilities of Separate Account NY-B as of December 31, 2009, and the
related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the statutory basis financial statements of ReliaStar Life Insurance Company of New York as of December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard,
Atlanta, GA 30308.

Distribution of Contracts
The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services LLC, an affiliate of RLNY, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the “variable insurance products”) issued by RLNY. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with
Directed Services LLC. For the years ended 2009, 2008 and 2007 commissions paid by ING USA, including amounts paid by its affiliated Company, ReliaStar Life Insurance Company of New York, to
Directed Services LLC aggregated $6,918,468, $17,072,601 and $13,679,409, respectively. As of the merger date, RLNY became the depositor for these variable insurance products. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services
LLC is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Published Ratings
From time to time, the rating of RLNY as an insurance company by A.M. Best Company may be referred to in advertisements or in reports to contract owners. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best’s ratings range from A++ to F. An
A++ and a A+ rating means, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

Accumulation Unit Value
The calculation of the Accumulation Unit Value (“AUV”) is discussed in the prospectus for the Contracts under “Performance Information.” Note that in your Contract, contract value is referred to as accumulation value. The following illustrations show a calculation of a new AUV and the purchase of
Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the Annual Ratchet Death Benefit Option, the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with the Standard Death Benefit
Option is lower than that used in the examples and would result in higher AUV’s or contract values.

Illustration of Calculation of AUV
Example 1.
1.	AUV, beginning of period	$10.00000000
2.	Value of securities, beginning of period	$10.00000000
3.	Change in value of securities	0.10000000
4.	Gross investment return (3) divided by (2)	0.01000000
5.	Less daily mortality and expense charge	0.00003446
6.	Less asset based administrative charge	0.00000411
7.	Net investment return (4) minus (5) minus (6)	0.00996163
8.	Net investment factor (1.000000) plus (7)	1.00996163
9.	AUV, end of period (1) multiplied by (8)	$10.09961430

Illustration of Purchase of Units (Assuming No State Premium Tax)
Example 2.
1.	Initial Premium Payment	$1,000
2.	AUV on effective date of purchase (see Example 1)	$10.00000000
3.	Number of Units purchased [(1) divided by (2)]	100.00000000
4.	AUV for valuation date following purchase (see Example 1)	$10.09961430
5.	Contract Value in account for valuation date following
	purchase [(3) multiplied by (4)]	$1,009.96

Performance Information
From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account NY–B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account NY–B has been investing in the portfolio. We may show other total returns for periods of less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account NY–B, assuming an investment at the beginning of the period when the separate account first invested in the portfolio and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges.
We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account NY-B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

3

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate “effective yield” for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The “effective yield” will thus be slightly higher than the “yield” because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender. You should be aware that there is no guarantee that the Liquid Assets subaccount will have a positive or level return.

We may compare performance information for a subaccount to: (i) the Standard & Poor’s 500 Stock
Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices; (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service; and (iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper
Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

Other Information
Registration statements have been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this
Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

4

FINANCIAL STATEMENTS OF RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
The audited Statutory Basis Financial Statements of ReliaStar Life Insurance Company of New York are
listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Audited Statutory Basis Financial Statements of ReliaStar Life Insurance Company of New York
Balance Sheets - Statutory Basis as of December 31, 2009 and 2008
Statements of Operations – Statutory Basis for the years ended December 31, 2009, 2008 and 2007
Statements of Changes in Capital and Surplus – Statutory Basis for the years ended December 31,
2009, 2008 and 2007
Statements of Cash Flows – Statutory Basis for the years ended December 31, 2009, 2008 and 2007
Notes to Financial Statements

FINANCIAL STATEMENTS OF RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
The audited Financial Statements of ReliaStar Life Insurance Company of New York Separate Account
NY–B are listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Audited Financial Statements of ReliaStar Life Insurance Company of New York Separate
Account NY–B
Statements of Assets and Liabilities as of December 31, 2009
Statements of Operations for the year ended December 31, 2009
Statements of Changes in Net Assets for the years ended December 31, 2009 and 2008
Notes to Financial Statements

CONDENSED FINANCIAL INFORMATION

5

FINANCIAL STATEMENTS — STATUTORY BASIS

ReliaStar Life Insurance Company of New York

For the years ended December 31, 2009, 2008 and 2007 with Report of Independent Registered Public Accounting Firm

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements – Statutory Basis
December 31, 2009

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements - Statutory Basis

Balance Sheets - Statutory Basis – as of December 31, 2009 and 2008	3
Statements of Operations - Statutory Basis – for the years ended December 31, 2009,
2008 and 2007	5
Statements of Changes in Capital and Surplus - Statutory Basis – for the years ended
December 31, 2009, 2008 and 2007	6
Statements of Cash Flows - Statutory Basis – for the years ended December 31, 2009,
2008 and 2007	7
Notes to Financial Statements - Statutory Basis	8

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder ReliaStar Life Insurance Company of New York

We have audited the accompanying statutory basis balance sheets of ReliaStar Life Insurance Company of New York (the “Company,” an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc.), as of December 31, 2009 and 2008, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by New York Department of Commerce, Division of Insurance (“New York Insurance Department”), which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of ReliaStar Life Insurance Company of New York at December 31, 2009 and 2008, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2009.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company of New York at December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting practices prescribed or permitted by the New York Insurance Department.

As discussed in Note 1 to the financial statements, the Company changed its method of accounting for income taxes in 2009.

/s/ Ernst & Young LLP

Atlanta, Georgia April 1, 2010

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Balance Sheets - Statutory Basis

	December 31
	2009	2008
	(In Thousands)
Admitted Assets
Cash and invested assets:
Bonds	$ 1,605,909	$ 1,786,738
Preferred stocks	493	1,210
Common stocks	725	1,484
Mortgage loans	102,524	122,322
Contract loans	107,985	101,514
Other invested assets	28,874	36,192
Cash and short term investments	229,529	19,873
Total cash and invested assets	2,076,039	2,069,333

Deferred and uncollected premiums, less loading (2009-[$9,225]; 2008-$3,775)	12,576	(41,804)
Accrued investment income	18,520	18,983
Reinsurance balances recoverable	15,171	63,428
Indebtedness from related parties	688	92,906
Federal income tax recoverable	-	3,374
Net deferred tax asset	20,442	19,981
Separate account assets	1,065,783	980,972
Other assets	209	298
Total admitted assets	$ 3,209,428	$ 3,207,471

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Balance Sheets - Statutory Basis

	December 31
	2009	2008
	(In Thousands,
	except share amounts)
Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$ 1,663,289	$ 1,761,516
Accident and health reserves	37,622	38,199
Deposit type contracts	83,810	70,265
Policyholders’ funds	1,333	1,383
Dividends payable	966	891
Policy and contract claims	27,666	32,951
Total policy and contract liabilities	1,814,686	1,905,205

Accounts payable and accrued expenses	7,806	5,601
Reinsurance balances	2,371	5,045
Indebtedness to related parties	13,703	17,770
Current federal income taxes payable (including $14,066 on
realized capital losses at December 31, 2009)	3,886	-
Contingency reserve	4,714	4,109
Asset valuation reserve	2,224	17,409
Borrowed money	-	73,833
Net transfers to separate accounts	(43,227)	(39,777)
Other liabilities	14,891	15,340
Separate account liabilities	1,065,783	980,972
Total liabilities	2,886,837	2,985,507

Capital and surplus:
Common stock: $2.00 par value; 1,377,863 shares authorized, issued
and outstanding	2,756	2,756
Paid in and contributed surplus	228,881	228,881
Special surplus funds	7,255	-
Unassigned surplus (deficit)	83,699	(9,673)
Total capital and surplus	322,591	221,964
Total liabilities and capital and surplus	$ 3,209,428	$ 3,207,471

The accompanying notes are an integral part of these financial statements.

4

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations – Statutory Basis

	Year ended December 31
	2009	2008	2007
		(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$ 282,597	$ 525,488	$ 451,131
Considerations for supplementary contracts with life contingencies	4,074	13,103	771
Net investment income	103,303	112,999	117,963
Amortization of interest maintenance reserve	(1,664)	(220)	306
Commissions, expense allowances and reserve adjustments on
reinsurance ceded	34,872	72,114	58,684
Other revenues	27,809	27,351	19,144
Total premiums and other revenues	450,991	750,835	647,999

Benefits paid or provided:
Death benefits	82,193	79,180	93,971
Annuity benefits	16,637	16,237	15,047
Surrender benefits and withdrawals	358,755	181,034	161,796
Interest on policy or contract funds	3,897	3,399	3,141
Accident and health benefits	26,195	29,314	28,082
Other benefits	2,615	1,440	1,084
(Decrease) increase in life, annuity, and accident and health reserves	(98,793)	171,324	(3,185)
Net transfers (from) to separate accounts	(149,308)	297,888	184,650
Total benefits paid or provided	242,191	779,816	484,586

Insurance expenses and other deductions:
Commissions	38,091	54,535	54,765
General expenses	43,176	56,515	51,988
Insurance taxes, licenses and fees	12,724	9,044	6,991
Other deductions (recovered expenses)	(12,064)	40,606	40,103
Total insurance expenses and other deductions	81,927	160,700	153,847
Gain (loss) from operations before policyholder dividends,
federal income taxes and net realized capital losses	126,873	(189,681)	9,566
Dividends to policyholders	937	844	915
Gain (loss) from operations before federal income taxes and net realized
capital losses	125,936	(190,525)	8,651
Federal income tax expense	6,853	4,302	16,585
Gain (loss) from operations before net realized capital losses	119,083	(194,827)	(7,934)
Net realized capital losses	(23,837)	(2,080)	(4,838)
Net income (loss)	$ 95,246	$ (196,907)	$ (12,772)

The accompanying notes are an integral part of these financial statements.

5

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Capital and Surplus—Statutory Basis

	Year ended December 31
	2009	2008	2007
		(In Thousands)
Common stock:
Balance at beginning and end of year	$ 2,756	$ 2,756	$ 2,756

Special surplus funds:
Balance at beginning and end of year	-	-	-
Admitted deferred tax asset per SSAP 10R	7,255	-	-
Balance at end of year	7,255	-	-

Paid-in and contributed surplus:
Balance at beginning of year	228,881	138,881	138,881
Capital contribution	-	90,000	-
Balance at end of year	228,881	228,881	138,881

Unassigned surplus (deficit)
Balance at beginning of year	(9,673)	145,313	136,575
Net income (loss)	95,246	(196,907)	(12,772)
Change in net unrealized capital losses	(3,198)	(898)	3,020
Change in nonadmitted assets	21,728	(52,660)	(3,889)
Change in liability for reinsurance in unauthorized companies	2,611	(4,009)	(538)
Change in asset valuation reserve	15,185	(710)	(1,892)
Other changes in surplus in separate accounts statement	-	-	(117)
Change in net deferred income tax	(34,963)	61,935	2,566
Deferred gain on reinsurance of existing business	-	39,976	41,385
Amortization of gain on reinsurance	(2,712)	(1,713)	(345)
Dividends to stockholder	-	-	(18,680)
Cumulative effect of change in accounting principle	(525)	-	-
Balance at end of year	83,699	(9,673)	145,313
Total capital and surplus	$ 322,591	$ 221,964	$ 286,950

The accompanying notes are an integral part of these financial statements.

6

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Statements of Cash Flows—Statutory Basis

	Year ended December 31
	2009	2008	2007
		(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received,
net of reinsurance paid	$ 240,438	$ 587,695	$ 450,940
Net investment income received	105,789	113,400	118,747
Commission and expenses paid	(92,393)	(120,666)	(111,520)
Benefits paid	(495,128)	(324,973)	(295,476)
Net transfers from (to) separate accounts	145,805	(297,904)	(197,237)
Dividends paid to policyholders	(861)	(797)	(777)
Federal income taxes paid	14,500	(21,349)	(2,201)
Miscellaneous income	111,423	54,509	76,990
Net cash provided by (used in) operations	29,573	(10,085)	39,466

Investment Activities
Proceeds
Bonds	918,917	1,457,837	1,540,034
Stocks	2,334	2,969	2,143
Mortgage loans	19,798	21,933	29,100
Other invested assets	3,320	12,319	4,053
Miscellaneous proceeds	244	26,028	4,375
Total proceeds from sales, maturities, or repayments of investments	944,613	1,521,086	1,579,705
Cost of investments acquired:
Bonds	757,617	1,517,547	1,595,895
Stocks	902	1,035	2,156
Mortgage loans	-	8,100	7,080
Other invested assets	1,836	15,040	9,611
Miscellaneous applications	27,698	268	1,028
Total cost of investments acquired	788,053	1,541,990	1,615,770
Net increase in contract loans	(6,471)	(733)	(3,119)
Net cash provided by (used in) investment activities	150,089	(21,637)	(39,184)

Financing and Miscellaneous Activities
Other cash provided (applied):
Capital Contributions	90,000	-	-
Borrowed money	(74,324)	2,178	594
Net deposits (withdrawals) on deposit type contracts	13,545	1,893	(6,300)
Dividends paid to stockholder	-	-	(18,680)
Other cash provided	773	2,629	4,034
Net cash provided by (used in) financing and miscellaneous activities	29,994	6,700	(20,352)
Net increase (decrease) in cash and short term investments	209,656	(25,022)	(20,070)
Cash and short term investments:
Beginning of year	19,873	44,895	64,965
End of year	$ 229,529	$ 19,873	$ 44,895

The accompanying notes are an integral part of these financial statements.

7

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

1. Nature of Operations and Significant Accounting Policies

ReliaStar Life Insurance Company of New York (the "Company") is domiciled in New York and is a wholly owned subsidiary of ReliaStar Life Insurance Company ("ReliaStar"), a Minnesota domiciled insurance company. ReliaStar is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion”), a Connecticut domiciled non-insurance holding company. Lion, in turn, is a wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”), a Delaware domiciled non-insurance holding company. The Company’s ultimate parent is ING Groep, N.V. (“ING”), a global financial services company based in the Netherlands.

Description of Business

The Company principally provides and distributes life insurance and related financial services products, including individual life insurance and annuities, group life, and health products and services. The Company’s strategy is to offer a wide variety of products and services designed to address customers’ needs for financial security, especially tax advantaged savings for retirement and protection in the event of death. The Company is presently licensed in all 50 states and the District of Columbia.

Use of Estimates

The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Recently Adopted Accounting Principles and Actuarial Guidelines

Effective July 1, 2009, the Company adopted SSAP No. 43R, Loan-backed and Structured Securities. This statement provides guidance on recording other-than-temporary impairments (“OTTI”) on loan-backed and structured securities. When the holder of a loan-backed or structured security with an unrealized loss position either has the intent to sell the security or does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security must be written down to fair value.

When the holder of a loan-backed or structured security in an unrealized loss position does not intend to sell the security and has the intent and ability to hold the security for a period of time sufficient to recover the amortized cost, the holder of the security must compare the present value of the expected future cash flows for this security to its amortized cost. If the present value of the expected future cash flows for the security is lower than its amortized cost, the security is written down to its present value of the expected future cash flows.

8

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

In both instances noted above, the total loss recorded is bifurcated between the interest related loss and the non-interest related loss. The interest related portion shall be recorded through the IMR and the non-interest related portion shall be recorded through the AVR. The effects on the Company's 2009 financial statements of adopting this change in accounting principle at July 1, 2009 were decreases in total admitted assets of $0.8, total liabilities of $0.3, and capital and surplus of $0.5. This adoption had no impact on net income.

Effective December 31, 2009, the Company adopted SSAP No. 10R, Income Taxes. This statement requires the Company to calculate admitted deferred tax assets based upon the gross admitted deferred asset to reverse within one year with a cap on the admitted portion of the deferred tax asset of 10% of capital and surplus for its most recently filed statement with the domiciliary state commissioner. If the Company’s risk-based capital (“RBC”) levels, after reflecting the above limitations, exceeds 250% of the authorized control level, the statement increases the limitation on admitted deferred tax assets from the deferred asset expected to reverse in one year to what is expected to reverse over the next three years and increases the cap on the admitted portion of the deferred tax asset from 10% of capital and surplus for its most recently filed statement with the domiciliary state commissioner to 15% of capital and surplus for its most recently filed statement with the domiciliary state commissioner. Other revisions in the statement include requiring the Company to reduce the gross deferred tax asset by a statutory valuation allowance adjustment if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. The effects on the Company's 2009 financial statements of adopting this change in accounting principle at December 31, 2009 were increases to capital and surplus and total admitted assets of $7.3. This adoption had no impact on net income or total liabilities. The increase in capital and surplus related to the cumulative effect of adopting this change in accounting principle is disclosed in a separate line in the Statements of Changes in Capital and Surplus.

Effective December 31, 2009, the Company adopted Actuarial Guideline 43 – Variable Annuity Commissioners Annuity Reserve Valuation Method (“AG43”). The NAIC replaced the existing formula-based reserve standard methodology (AG34 – Death Benefits and New York Regulation 128 for living benefits (“Reg 128”) with a stochastic principles-based methodology (AG43) for determining reserves for all individual variable annuity contracts with and without guaranteed benefits and all group annuity contracts with guarantees issued on or after 1/1/1981. Variable payout annuity contracts are also subject to AG43. Under the requirements of AG43, there is no cumulative effect of adopting AG43. Reserves calculated using AG43 were higher than reserves calculated under AG34 and Reg 128 by $46.7. Where the application of AG43 produces higher reserves than the Company had otherwise established under AG34 and Reg 128, the Company may request a grade-in period, not to exceed three years, from the Domiciliary Commissioner. The grading shall be done only on reserves on the contracts in-force as of December 31, 2009. The reserves under the old basis and the new basis shall be

9

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

compared each year with two-thirds of the difference subtracted from the reserve under the new basis in 2009 and one-third of the difference subtracted from the new basis in 2010. The Company did not elect the grade-in provision, therefore reserves at December 31, 2009 reflect the full impact of the adoption of AG43.

Reclassifications

Reclassifications: Certain amounts in the Company’s statutory basis financial statements have been reclassified to conform to the 2009 financial statement presentation. These reclassifications reflect presentational differences on the balance sheet. There were no changes to total capital and surplus or net income. A reconciliation of the material presentational differences for 2008 balances are as follows:

	2008 Balance per Audited		2008 Balance per Audited
	Financial Statements in	Amount	Financial Statements in
	December 31, 2008	Reclassified	December 31, 2009
		( In Thousands)
Liabilities
Acccounts payable and accrued expenses	$ 7,133 $	(1,532)	$ 5,601
Other liabilities	13,808	1,532	15,340

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Insurance Department, which practices differ from United States generally accepted accounting principles (“GAAP”). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC rating; for GAAP, such fixed maturity investments are designated at purchase as held to maturity, trading or available for sale. Held to maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder’s equity for those designated as available for sale.

Management regularly reviews the value of the Company’s investments in bonds and mandatorily redeemable preferred stocks. If the value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other than temporary decline in value. To make this determination for each security, the following are some of the factors considered:

§ The length of time and the extent to which the fair value has been below cost.

10

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

§	The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.
§	Management’s intent and ability to hold the security long enough for it to recover its value.

Based on the analysis, management makes a judgment as to whether the loss is other than temporary. If the loss is other than temporary, an impairment charge is recorded within net realized investment gains (losses) in the Statements of Operation in the period the determination is made.

The Company invests in structured securities including mortgage backed securities/ collateralized mortgage obligations, asset backed securities, collateralized debt obligations, and commercial mortgage backed securities. For these structured securities in unrealized loss positions in the periods after the adoption of SSAP No. 43R, management determines whether it has the intent and ability to hold the security for a period of time sufficient to recover the amortized cost. If management has the intent and ability to hold the security to recovery, the Company must compare the present value of the expected future cash flows for this security to its carrying value. If the present value of the expected future cash flows for the security is lower than its carrying value, the security is written down to its present value of the expected future cash flows.

When an OTTI is recorded because there is intent to sell or the holder does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security is written down to fair value. The total loss recorded is bifurcated between the interest related loss and the non-interest related loss. The interest related portion shall be recorded through the IMR and the non-interest related portion shall be recorded through the AVR.

For these structured securities in periods prior the adoption of SSAP No. 43R, management compared the undiscounted projected future cash flows to the carrying value and an OTTI was considered to have occurred when the undiscounted cash flows were less than the carrying value.

For GAAP, when a decline in fair value is determined to be other-than-temporary, the loss which is calculated as the difference between the securities carrying value and fair value is recorded in net realized capital gains (losses) in its entirety or bifurcated between net realized capital gains (losses) and accumulated other comprehensive income, as appropriate.

Statement of Statutory Accounting Principles (“SSAP”) No. 31, Derivative Instruments applies to derivative transactions entered into prior to January 1, 2003. The Company also follows the hedge accounting guidance in SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities for derivative transactions entered into or modified on or after January 1, 2003. Under SSAP No. 86, derivatives that are deemed effective

11

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

hedges are accounted for entirely in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholder’s equity rather than to income as required for fair value hedges.

Valuation Reserves: The asset valuation reserve (“AVR”) is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five year bands. The Company’s net deferral of interest maintenance reserve (“IMR”) is negative and as such is reported as a component of other assets and completely nonadmitted in the accompanying Balance Sheets.

Realized gains and losses on investments are reported in the Statements of Operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the Statements of Operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold. Realized losses due to impairment are recorded when there has been a decline in value deemed to be other than temporary, in which case the provision for such declines is charged to income, or bifurcated to other comprehensive income, as appropriate.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus. Under GAAP, such allowances are included as a component of earnings.

12

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners’ Reserve Valuation methods (“CRVM”) using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

13

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Gains and losses generated in certain reinsurance transactions are deferred and amortized over the remaining life of the business for GAAP purposes. For statutory, losses are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally disallowed deferred federal income tax assets, disallowed interest maintenance reserves, non operating software, past due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC

Accounting Practices and Procedures Manual, are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the Balance Sheets.

Employee Benefits: For purposes of calculating the Company’s postretirement benefit obligation, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Policyholder Dividends: Policyholder dividends are recognized when declared. Under GAAP, dividends are recognized over the term of the related policies.

Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse over the next year, taxes paid in prior years that could be recovered through carrybacks, surplus limits, and the amount of deferred tax liabilities available for offset. For periods after the adoption of SSAP No. 10R and assuming certain minimum thresholds are met, the formula allows the Company to consider the amount that is expected to reverse over the next three years rather than the single year under SSAP No. 10. SSAP No. 10R also requires the Company to reduce the gross deferred tax asset by a statutory valuation allowance adjustment if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. Any deferred tax assets not covered under the formula are nonadmitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax

14

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

Statements of Cash Flows: Cash and short term investments in the Statements of Cash Flows represent cash balances, demand deposits and short-term fixed maturity investments with initial maturities of one year or less at the date of acquisition. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less. Other invested assets include cash loaned through the Company’s reciprocal loan program.

Reconciliation to GAAP: The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Investments: Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are principally stated at amortized cost using the effective interest method.

Loan backed securities are stated at either amortized cost or the lower of amortized cost or fair market value. Amortized cost is determined using the effective interest method and includes anticipated prepayments. The retrospective adjustment method is used to determine the amortized cost for the majority of loan-backed and structured securities. For certain securities the prospective adjustment method is used, including interest only securities and securities that have experienced an other-than-temporary impairment.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or fair value and nonredeemable preferred stocks are reported at fair value or the lower of cost or fair value as determined by the Securities Valuation Office of the NAIC (“SVO”).

Common stocks are reported at fair value as determined by the SVO and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes.

The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged

15

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The unrealized gains and losses from derivatives not designated as accounting hedges are reported at fair value through surplus. Upon termination, interest related gains and losses are included in IMR and are amortized over the remaining lives of the derivatives; other gains and losses are added to the AVR. The Company enters into the following derivatives:

  Interest rate swaps: Interest rate swaps are used to manage the interest rate risk in the Company’s fixed maturity portfolio, as well as the Company’s liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Credit default swaps and total return swaps are utilized to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. Replicated (synthetic) assets filed with the NAIC SVO result in both the derivative and cash instrument being carried at amortized cost. The replication practices are in accordance with SSAP No. 86 permissible investments using the derivative in conjunction with other investments.

  Credit default swaps: Credit default swaps are used to reduce the credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals and amounts for the purchase or sale of credit protection. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract.
  Futures: The Company utilizes futures contracts in an anticipatory hedging program to hedge the effects of changes in interest rates related to commitments for future purchases of bonds.
  Options: Call options are used to hedge against an increase in the various equity indices. Such increase may result in increased payments to contract holders of fixed indexed annuity contracts, and the options offset this increased expense. Put options are used to hedge the liability associated with embedded derivatives in certain variable annuity contracts and as part of a hedging program designed to mitigate the impact of potential declines in equity markets and their impact on regulatory capital.
  Options are reported at fair value.

Mortgage loans are reported at amortized cost, less write down for impairments.

16

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

Contract loans are reported at unpaid principal balances.

The Company engages in reverse repurchase agreements and reverse dollar repurchase agreements. Such arrangements typically meet the requirements to be accounted for as financings. For both reverse repurchase agreements and reverse dollar repurchase agreements, company policies require that at all times during the respective agreement term, cash or other collateral types obtained is sufficient to allow the Company to find substantially all of the cost of purchasing replacement assets from others. Cash collateral received is used for general liquidity purposes and the offsetting collateral liability is included in borrowed money on the Balance Sheets.

The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the fair value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral. The Company’s policy requires a minimum of 102% of the fair value of securities loaned to be maintained as collateral. The fair value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the fair value fluctuates.

Short term investments are reported at amortized cost which approximates fair value. Short term investments include investments with maturities of one year or less at the date of acquisition.

Partnership interests, which are included in other invested assets, are reported at the underlying audited GAAP equity of the investee. Changes in surplus from distributions are reported in investment income.

Realized capital gains and losses are determined using the first in first out method.

Cash on hand includes cash equivalents. Cash equivalents are short term investments that are both readily convertible to cash and have an original maturity date of three months or less.

Aggregate Reserve for Life Policies and Contracts: Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.25% to 8.25% for 2009.

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid

17

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

beyond the policy month of death, although it is not contractually required to do so for certain issues.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the New York Insurance Department, is $18.4 billion and $16.4 billion at December 31, 2009 and 2008, respectively. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $105.2 and $112.2 at December 31, 2009 and 2008, respectively. The Company anticipates investment income as a factor in the premium deficiency calculation in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts.

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: current year reserves, plus payments, less prior year reserves, less funds added.

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

Electronic Data Processing Equipment: Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of such assets is calculated on a straight line basis over the estimated useful life of the asset.

18

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

Participating Insurance: Participating business approximates less than 2.0% of the Company’s ordinary life insurance in force and 4.4% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends expense of $0.9, $0.8 and $0.9 was incurred in 2009, 2008 and 2007, respectively.

Benefit Plans: The Company, through its parent or affiliates, provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plans. The Company also provides a contributory retirement plan for substantially all employees.

Nonadmitted Assets: Nonadmitted assets are summarized as follows:

	December 31
	2009	2008
	(In Thousands)
Deferred federal income taxes	$ 79,943	$ 113,476
Agents’ debit balances	329	330
Deferred and uncollected premiums	1,914	1,348
Other	5,584	1,431
Total nonadmitted assets	$ 87,770	$ 116,585

Changes in nonadmitted assets are generally reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses: Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2009. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2009.

Guaranteed Benefits: For variable annuity guarantees, Actuarial Guideline 43 (“AG43”) is followed. This guideline interprets how to apply the NAIC Commissioners’ Annuity Reserve Valuation Method to Variable Annuities. The greater of the result under a single deterministic “Standard Scenario” and the average of the most severe 30% of randomly generated stochastic scenarios is held. Both reinsurance and hedging are also reflected. Taxes are not incorporated. All assumptions for the Standard Scenario are prescribed. For the stochastic scenarios, equity market returns must meet a calibration test. All other assumptions are set by the actuary using prudent best-estimates. AG43 replaces Actuarial Guidelines 34 and Reg 128 for Variable Annuities effective December 31, 2009. Per AG43, the reserve as of January 1, 2009 shall be the sum of the reserves from the asset adequacy analysis requirements in AG34 and Reg 128. Therefore, there was no cumulative effect of adopting AG 43 in 2009. Where the application of AG43 produces

19

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

higher reserves that the Company had otherwise established under AG 34 and Reg 128, the Company may request a grade-in period, not to exceed three years, from the Domiciliary Commissioner. The grading shall be done only on reserves on the contracts in-force as of December 31, 2009. The reserves under the old basis and the new basis shall be compared each year with two-thirds of the difference subtracted from the reserve under the new basis in 2009 and one-third of the difference subtracted from the new basis in 2010. The Company did not elect the grade-in provision, therefore reserves at December 31, 2009 reflect the full impact of the adoption of AG43.

Cash Flow Information: Cash and short term investments include cash on hand, demand deposits and short term fixed maturity instruments with a maturity of less than one year at date of acquisition. Other invested assets include cash loaned through the Company’s reciprocal loan program.

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company.

Reserves related to the Company’s mortality risk are included in life and annuity reserves. These reserves include reserves for guaranteed minimum death benefits (before reinsurance) that totaled $20.8 and $22.6 at December 31, 2009 and 2008, respectively. The operations of the separate accounts are not included in the accompanying financial statements.

2. Permitted Statutory Basis Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department. The New York Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the New York Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of New York. The New York Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the New York Insurance Department. As of December 31, 2009, 2008, and 2007, the Company had no such permitted accounting practices.

20

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

3. Investments

Fixed Maturities and Equity Securities

The cost or amortized cost and fair value of bonds and equity securities are as follows:

	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
		(In Thousands)
December 31, 2009:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$ 268,734	$ 2,059	$ 26,116	$ 244,677
States, municipalities,
and political subdivisions	6,410	-	1,486	4,924
Foreign other (par value - $235,292)	234,497	4,903	11,705	227,695
Foreign government (par value - $3,557)	3,754	475	70	4,159
Public utilities securities	24,205	639	191	24,653
Corporate securities	723,451	26,969	18,491	731,929
Residential mortgage backed securities	98,311	2,261	15,150	85,422
Commercial mortgage backed securities	208,704	1,441	45,401	164,744
Other asset backed securities	40,015	1,837	3,817	38,035
Total fixed maturities	1,608,081	40,584	122,427	1,526,238
Preferred stocks	493	-	55	438
Common stocks	355	370	-	725
Total equity securities	848	370	55	1,163
Total	$ 1,608,929	$ 40,954	$ 122,482	$ 1,527,401

21

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
		(In Thousands)
December 31, 2008:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$ 201,311	$ 11,832	$ 1,725	$ 211,418
States, municipalities,
and political subdivisions	6,600	-	2,487	4,113
Foreign other (par value - $207,242)	207,387	625	43,298	164,714
Foreign government (par value - $3,982)	4,224	497	469	4,252
Public utilities securities	25,943	-	3,301	22,642
Corporate securities	719,407	7,556	104,038	622,925
Residential mortgage backed securities	297,962	4,223	39,569	262,616
Commercial mortgage backed securities	221,944	1	73,122	148,823
Other asset backed securities	101,961	146	22,365	79,742
Total fixed maturities	1,786,739	24,880	290,374	1,521,245
Preferred stocks	1,210	-	484	726
Common stocks	1,270	303	89	1,484
Total equity securities	2,480	303	573	2,210
Total	$ 1,789,219	$ 25,183	$ 290,947	$ 1,523,455

Reconciliation of bonds from amortized cost to carrying value is as follows:
	December 31
	2009	2008
	(In Thousands)
Amortized cost	$ 1,608,081	$ 1,786,739
Adjustments for below investment grade bonds	(2,172)	(1)
Carrying value	$ 1,605,909	$ 1,786,738

The aggregate fair value of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:
More than 6
	Less than	Months and Less	More than
	6 Months	than 12 Months	12 Months
	Below Cost	Below Cost	Below Cost	Total
December 31, 2009		(In Thousands)
Fair value	$ 230,544	$ 35,307	$ 424,449	$ 690,300
Unrealized loss	6,311	3,689	112,427	122,427

December 31, 2008
Fair value	$ 233,454	$ 300,562	$ 537,323	$ 1,071,339
Unrealized loss	14,551	43,682	232,141	290,374

The amortized cost and fair value of investments in bonds at December 31, 2009, by contractual maturity, are shown below. Expected maturities may differ from contractual

22

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
	Amortized	Fair
	Cost	Value
	(In Thousands)
Maturity:
Due in 1 year or less	$ 26,409	$ 26,959
Due after 1 year through 5 years	223,623	229,384
Due after 5 years through 10 years	409,791	413,357
Due after 10 years	601,228	568,337
	1,261,051	1,238,037
Residential mortgage backed securities	98,311	85,422
Commercial mortgage backed securities	208,704	164,744
Other asset backed securities	40,015	38,035
Total	$ 1,608,081	$ 1,526,238

At December 31, 2009 and 2008, investments in certificates of deposit and bonds with an admitted asset value of $6.0 and $6.0, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

The Company does not originate or purchase subprime or Alt-A whole-loan mortgages. The Company does have exposure to Residential Mortgage-Backed Securities (“RMBS”) and asset-backed securities (“ABS”). Subprime lending is the origination of loans to customers with weaker credit profiles. The Company defines Alt-A Loans to include residential mortgage loans to customers who have strong credit profiles but lack some element(s), such as documentation to substantiate income. Commencing in the fourth quarter of 2007, the Company expanded its definition of Alt-A loans to include residential mortgage loans to borrowers that would otherwise be classified as prime but whose loan structure provides repayment options to the borrower that increase the risk of default. Further, during the fourth quarter of 2007, the industry coalesced around classifying any securities backed by residential mortgage collateral not clearly identifiable as prime or subprime into the Alt-A category, and the Company is following that lead.

The market for securities collateralized by subprime mortgages has been in a period of extended turbulence and uncertainty with regards to credit performance. Underlying collateral has continued to reflect the problems associated with a housing market that has seen substantial price declines and an employment market that has declined significantly. Credit spreads have widened meaningfully and rating agency downgrades have been widespread and severe within the sector. Over the course of 2009, price transparency and liquidity for bonds backed by subprime mortgages did improve with the stabilization across broader risk markets. In managing its risk exposure to subprime mortgages, ING takes into account collateral performance and structural characteristics associated with its various positions. It constructs various scenarios to project forward looking cashflows for each bond. ING’s views are updated quarterly to ensure other than temporary

23

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

impairments are properly recorded and attempts to exit positions when perceived intrinsic values are in excess of market values.

The following table summarizes the Company’s exposure to subprime mortgage backed holdings and Alt-A mortgage backed securities through other investments as of
December 31, 2009:

	Book/Adjusted			Other Than
	Carrying Value			Temporary
		(Excluding		Impairment Losses
	Actual Cost	Interest)	Fair Value	Recognized
		(In Thousands)
Residential mortgage backed
securities	$2,555	$1,970	$1,227	$ 92
Structured securities	26,760	26,232	17,967	1,572
Total	$29,315	$28,202	$19,194	$ 1,664

The following table summarizes the Company’s exposure to subprime mortgage backed holdings and Alt-A mortgage backed securities through other investments as of
December 31, 2008:
		Book/Adjusted		Other Than
		Carrying Value		Temporary
		(excluding		Impairment Losses
	Actual Cost	interest)	Fair Value	Recognized
(In Thousands)
Residential mortgage backed
securities	$ 68,881	$ 68,661	$ 38,026	$ 2,326
Structured securities	29,689	29,787	18,737	1,140
Total	$ 98,570	$ 98,448	$ 56,763	$ 3,466

24

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the Company’s exposure to subprime mortgage backed holdings and Alt-A mortgage backed securities through other investments as of
December 31, 2007:

		Book/Adjusted		Other Than
		Carrying Value		Temporary
		(excluding		Impairment Losses
	Actual Cost	interest)	Fair Value	Recognized
(In Thousands)
Residential mortgage backed
securities	$ 90,270	$ 89,960	$ 86,023	$ -
Structured securities	35,333	35,439	32,367	360
Total	$ 125,603	$ 125,399	$ 118,390	$ 360

The Company did not have underwriting exposure to subprime mortgage risk through investments in subprime mortgage loans, Mortgage Guaranty or Financial Guaranty insurance coverage as of December 31, 2009.

Transfer of Alt-A RMBS Participation Interest

On January 26, 2009, ING announced it reached an agreement, for itself and on behalf of certain ING affiliates, with the Dutch State on an Illiquid Assets Back-up Facility (the “Back-up Facility”) covering 80% of ING’s Alt-A residential mortgage-backed securities (“Alt-A RMBS”). Under the terms of the Back-up Facility, a full credit risk transfer to the Dutch State was realized on 80% of ING’s Alt-A RMBS owned by ING Bank, FSB and ING affiliates within ING Insurance Americas with a book value of $36.0 billion. The Company did not participate in this portion of the Back-up Facility. As a result of the risk transfer, the Dutch State will participate in 80% of any results of the ING Alt-A RMBS portfolio. The risk transfer to the Dutch State took place at a discount of 10% of par value. In addition, under the Back-up Facility, other fees were paid both by ING affiliates and the Dutch State. Each ING company participating in the ING-Dutch State Transaction remains the legal owner of 100% of its Alt-A RMBS portfolio and will remain exposed to 20% of any results on the portfolio. The ING-Dutch State Transaction closed on March 31, 2009, with the affiliate participation conveyance and risk transfer to the Dutch State described in the succeeding paragraph taking effect as of January 26, 2009.

In a second transaction, known as the Step 1 Cash Transfer, a portion of the Company’s Alt-A RMBS which had a book value of approximately $65.0 was sold for cash to an affiliate, Lion II Custom Investments LLC (“Lion II”). Immediately thereafter, Lion II sold to ING Direct Bancorp the purchased securities (the “Step 2 Cash Transfer”). Contemporaneous with the Step 2 Cash Transfer, ING Direct Bancorp included such purchased securities as part of its Alt-A RMBS portfolio sale to the Dutch State. The Step 1 Cash Transfer closed on March 31, 2009 contemporaneous with the closing of the ING-Dutch Transaction.

25

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

Since the Company had the intent to sell as of December 31, 2008, a portion of its Alt-A RMBS as part of the Step 1 Cash Transfer, the Company evaluated the securities for impairment under INT 06-07: Definition of Phrase “Other Than Temporary” and SSAP No. 43, “Loan-backed and Structured Securities.” Per SSAP No. 43, the book value of the other-than-temporary impaired security must be written down to the estimated undiscounted future cash flows. In applying of SSAP No. 43, the Company considered the estimated undiscounted future cash flows for the impairment to be the remaining undiscounted cash flows on the security over its expected life. Since the estimated undiscounted future cash flow from these securities exceeded the carrying value of the securities at December 31, 2008, no impairment was recorded. The Company recorded a realized loss of $4.5 related to this transaction during the first quarter of 2009. See the ING Restructuring Plan disclosure in Commitments and Contingencies for more on this transaction.

Mortgage Loans

Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. Generally all risk coverage at replacement cost is required for a property securing real estate finance investments.

The Company had no impaired mortgage loans for 2009 or 2008.

Net Realized Capital Gains and Losses

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows:

		Year ended December 31
	2009	2008	2007
		(In Thousands)
Realized capital losses	$ (44,079)	$ (1,101)	$ (9,403)
Amount transferred to IMR (net of related taxes of
$(3,325) in 2009, $(1,334) in 2008 and $(1,613) in 2007)	6,176	2,477	2,996
Federal income tax benefit (expense)	14,066	(3,456)	1,569
Net realized capital losses	$ (23,837)	$ (2,080)	$ (4,838)

Realized capital losses include losses of $12.9, $16.4, and $5.4 related to securities that have experienced an other-than-temporary decline in value in 2009, 2008, and 2007, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $0.6 billion, $0.5 billion and $0.6 billion in 2009, 2008 and 2007, respectively. Gross gains of $13.0, $7.1, and $4.1 and gross losses of $19.9, $15.3, and $7.3 during 2009, 2008 and 2007, respectively, were realized on those sales. A portion of the gains

26

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

and losses realized in 2009, 2008, and 2007 has been deferred to future periods in the
IMR.

The following table discloses in aggregate the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R:

	Amortized Cost	Other-than-Temporary Impairments
	Basis Before OTTI	Interest	Non-interest	Fair Value

Aggregate intent to sell	$ -	$ -	$ -	$ -
Aggregate inability or lack of intent to
hold to recovery	-	-	-	-
Aggregate present value of expected
cash flows below amortized cost	12,481	-	1,967	7,191
Total	$ 12,481	$ -	$ 1,967	$ 7,191

The following table discloses in detail the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R:

	Amortized Cost
	Before Current	Recognized	Amortized Cost
Cusip	Period OTTI	OTTI	After OTTI	Fair Value
		(In Thousands)
1248MGAL8	$ 2,000	$ 427	$ 1,573	$ 788
17311CAE1	210	189	21	4
74924WAF4	155	138	17	2
00075VAG6	14	5	9	1
1248MGAL8	1,566	69	1,497	894
126685AM8	890	28	862	252
362341S59	5,341	989	4,352	4,252
46629QAD8	1,300	23	1,277	676
59023XAD8	998	92	906	322
63860MAA6	7	7	-	-
Total	$ 12,481	$ 1,967	$ 10,514	$ 7,191

27

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

The following table discloses structured securities subject to SSAP No. 43R with book values greater than fair values, but other-than-temporary declines have not been recognized:
	December 31, 2009

		Aggregate fair value of
	Aggregate amount of	investments in
	unrealized losses	unrealized loss position
	(in thousands)

Securities that have been in unrealized loss position
for less than 12 months	$2,140	$23,853

Securities that have been in unrealized loss position
for greater than 12 months	62,228	126,150
Total	$ 64,368	$150,003

For the years ended December 31, 2009, 2008 and 2007, realized capital losses include
$3.6, $0.7 and $1.1 respectively related to Limited Partnerships that have experienced an other than temporary decline in value.

Investment Income

Major categories of net investment income are summarized as follows:

		Year ended December 31
	2009	2008	2007
		(In Thousands)
Income:
Bonds	$ 89,282	$ 97,940	$ 96,604
Mortgage loans	7,286	9,091	9,688
Contract loans	7,312	6,776	7,092
Other	2,066	4,113	10,296
Total investment income	105,946	117,920	123,680
Investment expenses	(2,643)	(4,921)	(5,717)
Net investment income	$ 103,303	$ 112,999	$ 117,963

Repurchase Agreements

The Company entered into reverse dollar repurchase transactions to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold.
The repurchase obligation totaled $0 and $73.8 at December 31, 2009 and 2008, respectively. The securities underlying these agreements are mortgage backed securities with a book value of $0 and $72.7 and fair value of $0 and $74.7 at December 31, 2009 and 2008, respectively. The primary risk associated with short term collateralized

28

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

borrowing is that the counterparty may be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short term investments, which was not material at December 31, 2009. The Company believes that the counterparties to the reverse dollar repurchase agreements are financially responsible and that counterparty risk is minimal based on counterparty and ongoing monetary processes.

Low-Income Housing Tax Credits

The Company had a carrying value of $0.4 in Low-Income Housing Tax Credits (“LIHTC”) at December 31, 2009. The tax credits are projected to expire in 2018. The Company is indifferent to the holding period of the investments as the credits are guaranteed by a third party. The Company is unaware of any current regulatory reviews of the LIHTC property.

Securities Lending

The Company had loaned securities, which are reflected as invested assets on the Balance Sheets, with a fair value of approximately $46.8 and $31.8 at December 31, 2009 and 2008, respectively.

4. Derivative Financial Instruments Held for Purposes Other than Trading

Premiums paid for the purchase of interest rate contracts are included in other invested assets on the Balance Sheets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

Amounts paid or received, if any, from such contracts are included in interest expense or income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets. Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

Derivatives that are designated as being in an effective hedging relationship are reported in a manner that is consistent with the hedged asset or liability. Derivative contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives not designated in effective hedging relationships are recorded as unrealized gains and losses in surplus.

29

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

The table below summarizes the Company’s derivative contracts included in other invested assets or other liabilities at December 31, 2009 and 2008:

		Notional	Carrying	Fair
		Amount	Value	Value
			(In Thousands)
	December 31, 2009
	Derivative contracts:
	Options owned	$ 23,786	$ 753	$ 753
	Futures owned	86,049	737	737
	Swaps	28,320	(1,707)	(1,690)
	Total derivatives	$ 138,155	(217)	(200)

	December 31, 2008
	Derivative contracts:
	Options owned	$ 26,230	$ 252	$ 252
	Futures owned	(77,750)	(1,163)	(1,163)
	Swaps	5,931	192	192
	Total derivatives	$ (45,589)	$ (719)	$ (719)

5.	Concentrations of Credit Risk

The Company held below investment grade corporate bonds with an aggregate book value of $111.3 and $90.9 and an aggregate fair value of $83.2 and $58.2 at December 31, 2009 and 2008, respectively. Those holdings amounted to 6.93% of the Company’s investments in bonds and 5.19% of total admitted assets at December 31, 2009. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds of $106.9 and $15.3 with an aggregate NAIC fair value of $90.0 and $13.1 at December 31, 2009 and 2008, respectively. The carrying value of these holdings amounted to 6.66% of the Company’s investment in bonds and 4.99% of the Company’s total admitted assets at December 31, 2009.

At December 31, 2009, the Company’s commercial mortgages involved a concentration of properties located in California (36.1%) and Texas (17.3%). The remaining commercial mortgages relate to properties located in 19 other states. The portfolio is well diversified, covering many different types of income producing properties on which

30

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $6.9.

6. Annuity Reserves

At December 31, 2009 and 2008, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(In Thousands)
December 31, 2009
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 3,121	0.2%
At book value less surrender charge	45,000	3.3
At fair value	982,136	71.6
Subtotal	1,030,257	75.1
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	282,250	20.6
Not subject to discretionary withdrawal	58,943	4.3
Total annuity reserves and deposit fund liabilities	$ 1,371,450	100.0%

December 31, 2008
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 5,072	0.4%
At book value less surrender charge	37,665	2.9
At fair value	904,436	69.7
Subtotal	947,173	73.0
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	294,845	22.7
Not subject to discretionary withdrawal	55,712	4.3
Total annuity reserves and deposit fund liabilities	$ 1,297,730	100.0%

Of the total net annuity reserves and deposit fund liabilities of $1.4 billion at December 31, 2009, $0.4 billion is included in the general account, and $1.0 billion is included in the separate account. Of the total net annuity reserves and deposit fund liabilities of $1.3 billion at December 31, 2008, $0.4 billion is included in the general account, and $0.9 billion is included in the separate account.

7. Employee Benefit Plans

Defined Benefit Plan: ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Qualified Plan”), effective as of December 31, 2001. Effective January 1, 2009, the Qualified Plan is no longer

31

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

available to new employees or re-hires. Employees of ING North America and its subsidiaries and affiliates (excluding certain employees) hired by December 31, 2008 will continue to be eligible to participate in the Qualified Plan.

The Qualified Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Qualified Plan (except for certain specified employees) earns a benefit under a final average compensation formula. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $1.8, $1.0 and $1.0 for 2009, 2008 and 2007, respectively. ING North America is responsible for all Qualified Plan liabilities.

8. Separate Accounts

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

32

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

The general nature and characteristics of the separate accounts business follows:
	Non-Indexed	Non-
	Guarantee	Guaranteed
	Less than/	Separate
	Equal to 4%	Accounts	Total
(In Thousands)
December 31, 2009
Premium, consideration or deposits for the year	$ -	$ 147,845	$ 147,845

Reserves for separate accounts with assets at:
Fair value	$ -	$ 1,022,057	$ 1,022,057
Amortized cost	499	-	499
Total reserves	$ 499	$ 1,022,057	$ 1,022,556

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$ 499	$ -	$ 499
At market value	-	1,020,807	1,020,807
Subtotal	499	1,020,807	1,021,306
Not subject to discretionary withdrawal	-	1,250	1,250
Total separate account reserves	$ 499	$ 1,022,057	$ 1,022,556

	Non-Indexed	Non-
	Guarantee	Guaranteed
	Less than/	Separate
	equal to 4%	Accounts	Total
(In Thousands)
December 31, 2008
Premium, consideration or deposits for the year	$ -	$ 382,686	$ 382,686

Reserves for separate accounts with assets at:
Fair value	$ -	$ 938,646	$ 938,646
Amortized cost	2,549	-	2,549
Total reserves	$ 2,549	$ 938,646	$ 941,195

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$ 2,549	$ -	$ 2,549
At market value	-	937,573	937,573
Subtotal	2,549	937,573	940,122
Not subject to discretionary withdrawal	-	1,073	1,073
Total separate account reserves	$ 2,549	$ 938,646	$ 941,195

33

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:
		Year ended December 31
	2009	2008	2007
		(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$ 147,845	$ 382,686	$ 282,597
Transfers from separate accounts	(297,153)	(84,798)	(97,947)
Transfers as reported in the statements of operations	$ (149,308)	$ 297,888	$ 184,650

The separate account liabilities subject to minimum guaranteed benefits, the gross amount of reserve and the reinsurance reserve credit related to minimum guarantees, by type, at December 31, 2009 and 2008 were as follows:
		Guaranteed
		Minimum
	Guaranteed	Accumulation/	Guaranteed
	Minimum Death	Withdrawal Benefit	Minimum Income
	Benefit (GMDB)	(GMAB/GMWB)	Benefit (GMIB)
		(In Thousands)
December 31, 2009
Separate Account Liability	$ 1,009,308	$ 426,657	$ 360,133
Gross amount of reserve	20,835	13,371	50,397
Reinsurance reserve credit	639	-	-

December 31, 2008
Separate Account Liability	$ 735,059	$ 276,034	$ 269,302
Gross amount of reserve	14,197	5,451	188,083
Reinsurance reserve credit	1,109	-	-

34

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

9. Federal Income Taxes

The Company files a consolidated federal income tax return with its parent ING AIH, a
Delaware corporation, and other U.S. affiliates. The Company has a written tax sharing agreement that provides that each member of the consolidated return shall reimburse ING
AIH for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate. The following is a list of all affiliated companies that participate in the filing of this consolidated federal income tax return:

ALICA Holdings, Inc.	ING Investment Management Co.
Australia Retirement Services Holding, LLC	ING Investment Management Services, LLC
Bancnorth Investment Group, Inc.	ING Investment Management, LLC
Branson Insurance Agency, Inc.	ING Investment Trust Co.
Compulife Investor Services, Inc.	ING Investments, LLC
Compulife, Inc.	ING Life Insurance and Annuity Company
Directed Services, LLC	ING National Trust
Financial Network Investment Corporation	ING North America Insurance Corporation
Financial Network Investment Corporation of Puerto Rico, Inc.	ING Payroll Management, Inc.
FN Insurance Agency of Kansas, Inc.	ING Pilgrim Funding, Inc.
FN Insurance Agency of New Jersey, Inc.	ING Pomona Holdings LLC
FN Insurance Services of Nevada, Inc.	ING Retail Holding Company, Inc.
FN Insurance Services, Inc.	ING Services Holding Company, Inc.
FNI International, Inc.	ING USA Annuity and Life Insurance Company
ING Furman Selz (SBIC) Investments LLC	ING Wealth Solutions, LLC
Furman Selz Investments, LLC	Lion Connecticut Holdings Inc.
Guaranty Brokerage Services, Inc.	Lion Custom Investments, LLC
IB Holdings, LLC	Lion II Custom Investments, LLC
IIPS of Florida, LLC	MFSC Insurance Agency of Nevada, Inc.
ILICA, Inc.	MFSC Insurance Services, Inc.
ING America Insurance Holdings, Inc.	Midwestern United Life Insurance Company
ING Alternative Asset Management, LLC	Multi-Financial Group, LLC
ING America Equities, Inc.	Multi-Financial Securities Corporation
ING Brokers Network, LLC	Pomona Management LLC
ING Capital Corporation, LLC	PrimeVest Financial Services, Inc.
ING Equity Holdings, Inc.	PrimeVest Insurance Agency of Alabama, Inc.
ING Financial Advisors, LLC	PrimeVest Insurance Agency of Nevada, Inc.
ING Financial Partners, Inc.	PrimeVest Insurance Agency of New Mexico, Inc.
ING Financial Products Company, Inc.	PrimeVest Insurance Agency of Ohio, Inc.
ING Funds Distributor, LLC	PrimeVest Insurance Agency of Oklahoma, Inc.
ING Funds Services, LLC	PrimeVest Insurance Agency of Texas, Inc.
ING Ghent Asset Management, LLC	PrimeVest Insurance Agency of Wyoming, Inc.
ING Institutional Plan Services, LLC	ReliaStar Life Insurance Company
ING Insurance Agency of Texas, Inc.	ReliaStar Life Insurance Company of New York
ING Insurance Agency, Inc.	Roaring River, LLC
ING Insurance Services Holding Company, Inc.	Security Life Assignment Corp.
ING Insurance Services of Alabama, Inc.	Security Life of Denver Insurance Company
ING Insurance Services of Massachusetts, Inc.	Security Life of Denver International, Ltd.
ING Insurance Services, Inc.	SLDI Georgia Holdings, Inc.
ING International Insurance Holdings, Inc.	Systematized Benefits Administrators, Inc.
ING International Nominee Holdings, Inc.	Whisperingwind I, LLC
ING Investment Advisors, LLC	Whisperingwind II, LLC
ING Investment Management Alternative Assets, LLC	Whisperingwind III, LLC

35

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

Current income taxes incurred consisted of the following major components:

		Year ended December 31
	2009	2008	2007
		(In Thousands)
Federal tax expense (benefit) on operations	$ 6,853	4,302	$ 16,585
Federal tax expense (benefit) on capital gains and losses	(14,066)	3,456	(1,569)
Total current tax expense (benefit) incurred	$ (7,213)	$ 7,758	$ 15,016

The Company adopted SSAP 10R effective December 31, 2009. The December 31, 2009 balances and related disclosures are calculated and presented pursuant to SSAP 10R. The December 31, 2008 balances and related disclosures are calculated and presented pursuant to SSAP 10 prior to its modification by SSAP 10R.

The decrease in total deferred tax assets that were nonadmitted including the tax valuation allowance was $33.5 for 2009.

The Company has elected to admit deferred tax assets pursuant to paragraph 10.e of SSAP 10R for the year ended December 31, 2009. The year ended December 31, 2009 election differs from the December 31, 2008 year-end reporting period.

36

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

The amount of admitted adjusted gross deferred tax assets admitted under each component of SSAP 10R:
	December 31
	2009	2008
	(In Thousands)
Admitted under paragraph 10.a.	$ -	$ -
Paragraph 10.b., lesser of:
Admitted under paragraph 10.b.i	13,188	19,981
Admitted under paragraph 10.b.ii	35,734	19,981
Admitted under paragraph 10.b. (lesser of b.i. or b.ii)	13,188	19,981
Admitted under paragraph 10.c.	18,249	15,542
Total admitted from the application of paragraph 10.a - 10.c.	31,437	35,523

Admitted under paragraph 10.e.i.	-	-
Paragraph 10.e.ii., lesser of:
Admitted under paragraph 10.e.ii.a	20,442	-
Admitted under paragraph 10.e.ii.b	53,600	-
Admitted under paragraph 10.e.ii. (lesser of e.ii.a or e.ii.b)	20,442	-
Admitted under paragraph 10.e.iii.	18,249	-
Total admitted from the application of paragraph 10.e.	38,691	-

The increased amount by tax character, and the change in such, of admitting adjusted gross DTAs as the result of the application
of paragraph 10e:	7,254	-

Total admitted adjusted gross deferred tax assets	$ 38,691	$ 35,523

37

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

The main components of deferred tax assets and deferred tax liabilities are as follows:

		December 31, 2009
	Ordinary	Capital	Total
		(In Thousands)
Deferred tax assets resulting from differences in:
Deferred acquisition costs	$ 28,311	$ -	$ 28,311
Insurance reserves	75,940	-	75,940
Investments	-	6,348	6,348
Compensation and benefits	3,548	-	3,548
Nonadmitted assets	872	-	872
Litigation accruals	1,650	-	1,650
Unrealized losses on investments	564	-	564
Tax credits	132	-	132
Other	1,269	-	1,269
Total gross deferred tax assets	112,286	6,348	118,634
Valuation allowance adjustment	-	(1,477)	(1,477)
Total adjusted gross deferred tax assets	112,286	4,871	117,157
Deferred tax assets nonadmitted	(78,466)	-	(78,466)
Admitted deferred tax assets	33,820	4,871	38,691

Deferred tax liabilities resulting from differences in:
Investments	837	20	857
Deferred and uncollected premium	11,302	-	11,302
Unrealized gains on investments	-	1,072	1,072
Other	5,018	-	5,018
Total deferred tax liabilities	17,157	1,092	18,249
Net admitted deferred tax asset	$ 16,663	$ 3,779	$ 20,442

38

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

The change in the tax assets and deferred tax liabilities by main component are as follows:
	December 31
	2009	2008	Change
		(In Thousands)
Deferred tax assets resulting from differences in:
Deferred acquisition costs	$ 28,311	$ 28,357	$ (46)
Insurance reserves	75,940	106,062	(30,122)
Investments	6,348	5,626	722
Compensation and benefits	3,548	2,935	613
Nonadmitted assets	872	765	107
Litigation accruals	1,650	1,438	212
Unrealized losses on investments	564	-	564
Tax credits	132	177	(45)
Other	1,269	3,639	(2,370)
Total gross deferred tax assets	118,634	148,999	(30,365)
Valuation allowance adjustment	(1,477)	-	(1,477)
Total adjusted gross deferred tax assets	117,157	148,999	(31,842)
Deferred tax assets nonadmitted	(78,466)	(113,476)	35,010
Admitted deferred tax assets	38,691	35,523	3,168

Deferred tax liabilities resulting from differences in:
Investments	857	897	(40)
Deferred and uncollected premium	11,302	10,355	947
Unrealized gains on investments	1,072	2,231	(1,159)
Other	5,018	2,059	2,959
Total deferred tax liabilities	18,249	15,542	2,707
Net admitted deferred tax asset	$ 20,442	$ 19,981	$ 461

The valuation allowance adjustment to gross deferred tax assets as of December 31, 2009 was $1.4. The net change in the total valuation allowance adjustment for the year ended
December 31, 2009 was an increase of $1.4 due to the application of SSAP 10R. The valuation allowance adjustment for 2009 is necessary as it is unlikely that the Company will realize sufficient taxable capital gain income to offset taxable capital losses.

39

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

The change in deferred income taxes reported in surplus before the consideration of nonadmitted assets is comprised of the following components:

	December 31
	2009	2008	Change
		(In Thousands)
Total gross deferred tax asset	$ 100,385 $	133,457	$ (33,072)
Valuation allowance adjustment	(1,477)	-	(1,477)
Net deferred tax asset	98,908	133,457	(34,549)
Remove unrealized losses	(507)	(2,231)	1,724
Net tax effect without unrealized gains and losses	99,415	135,688	(36,273)

Remove other items in surplus:
Current year change in nonadmitted assets			107
Current year change in unauthorized reinsurance			(917)

Remove current year change in valuation allowance adjustment			(1,477)
Change in deferred taxes for rate reconciliation			$ (33,986)

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes for the following reasons:

	Year ended December 31
	2009	2008	2007
		(In Thousands)
Current income taxes incurred	$ (7,213)	$ 7,758	$ 15,016
Change in deferred income tax **	33,986	(62,387)	(1,295)
Total income tax reported	$ 26,773	$ (54,629)	$ 13,721

Ordinary income	$ 125,936	$ (190,525)	$ 8,651
Capital losses	(37,903)	1,376	(6,407)
Total pre tax book income (loss)	$ 88,033	$ (189,149)	$ 2,244

Provision computed at statutory rate	$ 30,812	$ (66,202)	$ 785
Dividends received deduction	(1,190)	(1,100)	(495)
Interest maintenance reserve	(1,580)	(792)	(1,155)
Reinsurance	(949)	13,513	14,364
Other	(320)	(48)	222
Total	$ 26,773	$ (54,629)	$ 13,721

** (excluding tax on unrealized gains/losses and other surplus items)

40

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

The Company's RBC level used for purposes of paragraph 10.d is based on authorized control level RBC of $24.5 and total adjusted capital of $318.0. The amount of admitted deferred tax assets, admitted assets, statutory surplus and total adjusted capital in the RBC calculation and the increased amount of deferred tax assets, admitted assets and surplus as the result of the application of paragraph 10.e:

	December 31, 2009
		Increase After
	After Application of	Application of
	paragraph 10. a, b, c	paragraph 10.e
	(In Thousands)
Admitted net DTAs	$ 13,188	$ 20,443
Admitted assets	3,202,173	3,209,428
Statutory surplus	315,336	322,591
Total adjusted capital in RBC calculation	318,043	325,298

As of December 31, 2009, there is no operating loss or tax credit carryforward available for tax purposes.

There are no federal income taxes incurred that will be available for recoupment in the event of future net losses from 2009, 2008 and 2007.

There were no deposits admitted under Section 6603 of the Internal Revenue Service Code as of December 31, 2009.

Under the intercompany tax sharing agreement, the Company has a payable to ING AIH, an affiliate, of $3.9 and a receivable from ING AIH of $3.4 for federal income taxes as of December 31, 2009 and 2008, respectively.

The Company’s transferable state tax credit assets are as follows:

Method of Estimating Utilization of			Unused Credit
Remaining Transferrable State Tax		Carrying Value at	Remaining at Balance
Credit	State	Balance Sheet Date	Sheet Date
(In Thousands)
December 31, 2009
Estimated credit from film production	CT	$ 317	$ 350
Fixed credit at time of purchase	NY	-	1,012
Total state tax credits		$ 317	$ 1,362

December 31, 2008
Estimated credit from film production	CT	$ 412	$ 467
Fixed credit at time of purchase	NY	-	1,518
Total state tax credits		$ 412	$ 1,985

41

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

A reconciliation of the change in the unrecognized income tax benefits for the years is as follows:

	2009	2008	2007
		(In Millions)
Balance at beginning of year	$ 0.6	$ 1.1	$ 0.8
Additions for tax positions related to current year	0.1	0.1	0.1
Additions for tax positions related to prior years	(0.1)	(0.6)	0.2
Balance at end of year	$ 0.6	$ 0.6	$ 1.1

The Company had $0.6, $0.6 and $1.1 of unrecognized tax benefits as of December 31,
2009, 2008 and 2007, respectively, that would affect the Company’s effective tax rate if recognized.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Federal income taxes and Federal income tax expense on the Balance Sheets and Statements of Operations, respectively. The Company had accrued interest of $0.1 as of December 31, 2009 and 2008.

The Company is under audit by the Internal Revenue Service (“IRS”) for tax years 2004 through 2009. It is anticipated that the IRS audits of tax years 2004 through 2008 will be finalized within the next twelve months. Upon finalization of the IRS exams, it is reasonably possible that the unrecognized tax benefits will decrease by up to $0.2. The timing of the payment of the remaining allowance of $0.4 cannot be reliably estimated.
The Company and the IRS have agreed to participate in the Compliance Assurance
Program (“CAP”) for the tax years 2008 and 2009.

10.	Reinsurance

The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion
	reinsured.	To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

Assumed premiums amounted to $2.7, $5.4 and $7.0 for 2009, 2008 and 2007, respectively.

42

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

The Company’s ceded reinsurance arrangements reduced	certain	items	in	the
accompanying financial statements by the following amounts:

		Year ended December 31
	2009	2008	2007
		(In Thousands)
Premiums	$ 123,288	$ 135,242	$ 92,068
Benefits paid or provided	38,122	47,499	41,916
Policy and contract liabilities at year end	435,653	356,412	239,904

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.

11.	Capital and Surplus

Under New York insurance regulations, the Company is required to maintain a minimum total capital and surplus of $6.0. Additionally, the amount of dividends which can be paid by the Company to its shareholder without prior approval of the Superintendent of the State of New York is limited to the lesser of the net gain from operations excluding realized capital gains or 10% of surplus at December 31 of the preceding year.
On November 12, 2008, ING issued to the Dutch State non-voting Tier 1 securities for a total consideration of Euro 10 billion. On February 24, 2009, $2.2 billion was contributed to direct and indirect insurance company subsidiaries of ING AIH, of which $90.0 was contributed to the Company, effective for December 31, 2008. The contribution was comprised of the proceeds from the investment by the Dutch government and the redistribution of currently existing capital within ING. The Company did not receive a capital contribution during 2007. The Company did not pay dividends to ReliaStar during 2009. The Company paid ordinary dividends to ReliaStar on a quarterly basis in the amount of $4.7 each for a total of $18.7 on March 31, June 30, September 30 and
December 31, 2007. Timely notice was given for these dividend payments to the New
York Insurance Department. The New York Insurance Department does not require notice or approval for ordinary dividends.

Life and health insurance companies are subject to certain Risk Based Capital (“RBC”)
requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2009, the Company meets the
RBC requirements.

12.	Fair Values of Financial Instruments

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly

43

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The carrying amounts and fair values of the Company’s financial instruments are summarized as follows:

			December 31
		2009			2008
	Carrying		Fair	Carrying		Fair
	Amount		Value	Amount		Value
			(In Thousands)
Assets:
Bonds	$ 1,605,909	$ 1,526,238		$ 1,786,738	$ 1,521,245
Preferred stocks	493		438	1,210		726
Common stocks	725		725	1,484		1,484
Mortgage loans	102,524		100,619	122,322		121,394
Derivatives securities	1,503		1,520	561		561
Contract loans	107,985		107,985	101,514		101,514
Cash, cash equivalents and
short term investments	229,529		229,529	19,873		19,873
Separate account assets	1,065,783		1,065,783	980,972		980,972

Liabilities:
Policyholder funds	1,333		1,333	1,383		1,383
Derivatives securities	1,720		1,720	1,280		1,280

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash, cash equivalents and short term investments: The carrying amounts reported in the accompanying Balance Sheets for these financial instruments approximate their fair values.

Bonds and equity securities: The fair values for bonds, preferred stocks and common stocks reported herein are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from

44

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

independent pricing services or, in the case of private placement investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 0.8% and 11.0% over the total portfolio. Fair values determined on this basis can differ from values published by the SVO. Fair value as determined by the SVO as of December 31, 2009 and 2008 is $1.5 billion and $1.5 billion, respectively

Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk.

Derivative financial instruments: Fair values for derivative financial instruments are based on broker/dealer valuations or on internal discounted cash flow pricing models, taking into account current cash flow assumptions and the counterparties’ credit standing.

The carrying value of all other financial instruments approximates their fair value.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with

45

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Subtopic 820-10, formerly
FASB Statement No. 157, Fair Value Measurements.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs
(Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:

·	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
·	Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.
Level 2 inputs include the following:
	a)	Quoted prices for similar assets or liabilities in active markets;
	b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
	c)	Inputs other than quoted market prices that are observable; and
	d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
·	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

46

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3(1)	Total
		(In Thousands)
At December 31, 2009:
Assets:
Bonds	$ -	$ 6,030	$ 542	$ 6,572
Common stock	60	-	665	725
Cash, cash equivalents and
short-term investments	229,529	-	-	229,529
Derivatives	737	31	753	1,521
Separate account assets	1,065,783	-	-	1,065,783
Total assets	$ 1,296,109	$ 6,061	$ 1,960	$ 1,304,130

Liabilities:
Derivatives liabilities	$ -	$ 1,720	$ -	$ 1,720
Total liabilities	$ -	$ 1,720	$ -	$ 1,720

(1) Level 3 net assets and liabilities accounted for 0.15% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 0.82%.

47

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3(1)	Total
		(In Thousands)
At December 31, 2008:
Assets:
Bonds	$ -	$ 177	$ 2	$ 179
Preferred stock	4	-	-	4
Common stock	1,484	-	-	1,484
Cash, cash equivalents and
short-term investments	19,873	-	-	19,873
Derivatives		309	252	561
Separate account assets	980,972	-	-	980,972
Total assets	$ 1,002,333	$ 486	$ 254	$ 1,003,073

Liabilities:
Derivatives liabilities	-	117	1,163	1,280
Total liabilities	$ -	$ 117	1,163	1,280

(1) Level 3 net assets and liabilities accounted for -0.09% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled -4.37%.

Bonds: Securities that are carried at fair value on the balance sheet are classified as Level 2 or Level 3. Level 2 bond prices are obtained through several commercial pricing services, which incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data to provide estimated fair values. Privately placed bond fair value are determined using a matrix-based pricing model and are classified as Level 2 assets. The market for subprime RMBS remains largely inactive, and as such these securities are categorized in Level 3 of the valuation hierarchy.

Preferred and Common Stock: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Certain preferred stock prices are obtained through commercial pricing services and are classified as Level 2 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

Cash and cash equivalents and short-term investments: The carrying amounts for cash reflect the assets’ fair values. The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1.

48

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Certain derivatives are carried at fair value (on the Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates (“LIBOR”), which are obtained from third party sources and uploaded into the system. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. Valuations for the Company’s futures contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain CDS and Options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. Mutual funds, short-term investments and cash are based upon a quoted market price and are included in Level 1.

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2009.

	Bonds	Pref Stk	Comm Stk	Derivatives
Balance at January 1, 2009	$ 2	$ -	$ -	$ (911)
Capital gains (losses):
Net realized capital gains (losses)*	(1,118)	-	-	278
Net unrealized capital
gains (losses)	(1,011)	0	41	272
Total net realized and unrealized
capital gains (losses)	(2,129)	0	41	550
Purchases, sales, issuances, and
settlements, net	(0)	-	-	(49)
Transfer in (out) of Level 3	2,668	-	624	1,163
Balance at December 31, 2009	$ 542	$ 0	$ 665	$ 753

49

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

13. Commitments and Contingencies

Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase securities of $3.9 and $3.1 at December 31, 2009 and 2008, respectively. The Company is also committed to provide additional capital contributions to partnerships of $12.1 and $13.1 at December 31, 2009 and 2008, respectively.

Operating Leases: The Company is party to certain cost sharing agreements with other affiliated ING United States companies. Included in these cost sharing arrangements is rent expense, which is allocated to the Company in accordance with systematic cost allocation arrangements. The Company incurred minimal rent expense during years ended December 31, 2009, 2008 and 2007 under this cost sharing methodology.

The Company does not have any minimum aggregate rental commitments under the cost sharing arrangements and service agreements. The Company does not have any future minimum lease payment receivables under the cost sharing arrangements and service agreements.

The Company is not involved in any sale leaseback transactions.

Legal Proceedings: The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Regulatory Matters: As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters: Federal and state regulators and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; sales and marketing practices (including sales to seniors); specific product types

50

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

(including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues: Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S. based operations, including the Company.

Liquidity: The Company’s principal sources of liquidity are product charges, investment income, premiums, proceeds from the maturity and sale of investments, and capital

51

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

contributions. Primary uses of these funds are payments of commissions and operating expenses, interest credits, investment purchases, and contract maturities, withdrawals, and surrenders.

The Company’s liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents, and short-term investments. Asset/liability management is integrated into many aspects of the Company’s operations, including investment decisions, product development, and determination of crediting rates. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows. Key variables in the modeling process include interest rates, anticipated contract owner behavior, and variable separate account performance. Contract owners bear the investment risk related to variable annuity products, subject, in limited cases, to certain minimum guaranteed rates.

The fixed account liabilities are supported by a general account portfolio principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the fixed account considers the assets available-for-sale. This strategy enables the Company to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook, and other relevant factors. The Company’s asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change. In executing this strategy, the Company uses derivative instruments to manage these risks. The Company’s derivative counterparties are of high credit quality.

During 2009, the Company has taken certain actions to reduce its exposure to interest rate and market risks. These actions included reducing guaranteed interest rates for new business, reducing credited rates on existing business, curtailing sales of some products, reassessment of the investment strategy with a focus on U.S. Treasury and investment grade assets, as well as hedging certain funds which previously were not hedged and continuing a hedging program to mitigate the impact of potential declines in equity markets and their impact on regulatory capital. During 2010, the Company will be monitoring these initiatives and their impacts on earnings, capital, and liquidity, and will determine whether further actions are necessary.

ING Restructuring Plan: On October 26, 2009, ING announced the key components of the final Restructuring Plan ING submitted to the EC as part of the process to receive EC approval for the state aid granted to ING by the Dutch State in the form of EUR 10 billion Core Tier 1 securities issued on November 12, 2008 and the ING-Dutch State Transaction. As part of the Restructuring Plan, ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation over the next four years by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for

52

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

implementing the separation including initial public offerings, sales or combinations thereof. In November 2009, the Restructuring Plan received formal EC approval and the separation of insurance and banking operations and other components of the Restructuring Plan were approved by ING shareholders. ING also reached an agreement with the Dutch State to alter the repayment terms of the Core Tier 1 securities in order to facilitate early repayment and ING repurchased in December 2009 EUR 5 billion of the total EUR 10 billion Core Tier 1 securities issued to the Dutch State. As part of the Restructuring Plan, ING also agreed to make additional payments to the Dutch State corresponding to an adjustment of fees for the Back-Up Facility. In total, these extra payments amounted to a net present value of EUR 1.3 billion, and were recorded by ING as a one-time pre-tax charge in the fourth quarter of 2009. The terms of the ING-Dutch State Transaction which closed on March 31, 2009, including the transfer price of the Alt-A RMBS securities, remained unaltered and the additional payments were not borne by the Company or any other ING U.S. subsidiaries. In order to finance the repayment of EUR 5 billion Core Tier 1 securities and the associated costs as well as to mitigate the capital impact of the additional payments for the Back-Up Facility, ING launched a capital increase without preferential subscription rights for holders of (bearer depositary receipts for) ordinary shares of up to EUR 7.5 billion in November 2009. The rights issue was completed in December 2009. Proceeds of the issue in excess of the above amounts will be used to strengthen ING’s capital position.

On October 27, 2009, subsequent to the announcement of the Restructuring Plan, the insurance financial strength ratings of the Company and ING’s other primary U.S. insurance companies were downgraded by Moody’s Investors Service, Inc. to A2 from A1 and by Fitch Ratings Ltd to A- from A.

14. Financing Agreements

The Company maintains a revolving loan agreement with Bank of New York Mellon, (“Mellon"). Under this agreement, the Company can borrow up to $30.0 from Mellon. Interest on any borrowing accrues at an annual rate equal to: (1) the cost of funds for Mellon for the period applicable for the advance plus 0.4% or (2) a rate quoted by Mellon to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2009, 2008 and 2007, respectively. Additionally, there were no amounts payable to Mellon at December 31, 2009 and 2008.

The Company maintains a reciprocal loan agreement with ING AIH to promote efficient management of cash and liquidity and to provide for unanticipated short-term cash requirements. Under this agreement, which expired and was renewed February 1, 2009, the Company and ING AIH can borrow up to 5% of the Company’s net admitted assets as of December 31 of the preceding year from one another. Interest on any Company borrowing is charged at the rate of ING AIH’s cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing

53

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

interest rate of U.S. commercial paper available for purchase with a similar duration. The receivable for these loans are reported as an asset in cash and short term investments. The payable is recorded in borrowed money. Under this agreement, the Company incurred no interest income for the years ended December 31, 2009, 2008 and 2007.

Through this reciprocal loan agreement, the Company had no borrowings during 2009, borrowed $384.0 and repaid $384.0 in 2008 and had no borrowings during 2007. These borrowings were on a short term basis, at an interest rate that approximated current money market rates and excludes borrowings from reverse dollar repurchase transactions. Interest expense on borrowed money was $0 during 2007 and interest expense was minimal during 2009 and 2008, respectively.

The Company is the beneficiary of letters of credit totaling $29.4; terms of the letters of credit provide for automatic renewal for the following year at December 31, unless otherwise canceled or terminated by either party to the financing. The letters were unused during both 2009 and 2008.

15. Related Party Transactions

Cost Sharing Arrangements: Management and services contracts and all cost sharing arrangements with other affiliated ING United States companies are allocated among companies in accordance with systematic cost allocation methods.

Investment Management: The Company has entered into an investment advisory agreement with ING Investment Management, LLC (“IIM”) under which IIM provides the Company with investment management services. The Company has entered into an administrative services agreement with IIM under which IIM provides the Company with asset liability management services. Total fees under the agreement were approximately $2.1, $2.5, and $2.4 for the years ended December 31, 2009, 2008 and 2007, respectively.

Services Agreements: The Company has entered into a services agreement with each of its affiliated insurers, ING North America and ING Financial Advisers, LLC (“ING FA”) whereby the affiliated insurers, ING North America and ING FA, provide certain administrative, management, professional, advisory, consulting and other services to the Company. The total expenses incurred for all of these services were $38.4, $54.5 and $51.2 for the years ended December 31, 2009, 2008 and 2007, respectively.

Tax Sharing Agreements: The Company has entered into federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns.

54

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

Reinsurance: During 2009, the Company had no ceded premium or ceded reserves to affiliates. During 2008, the Company ceded premium and ceded reserves to ReliaStar of $65.8 and $82.6, respectively. The amount of insurance inforce ceded to ReliaStar was $10,542 at December 31, 2008. The Company realized a deferred gain after tax of $40.0 on the 2008 reinsurance transaction. During 2007, the Company ceded premium and ceded reserves to ReliaStar of $42.8 and $46.2, respectively. The amount of insurance inforce ceded to ReliaStar was $278.6 at December 31, 2007. The Company realized a deferred gain after tax of $41.4 on the reinsurance transaction.

16. Guaranty Fund Assessments

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state. The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of premiums written in each state. The Company has estimated this liability to be $0.2 and $0.3 as of December 31, 2009 and 2008, respectively, and has recorded a liability in accounts payable and accrued expenses on the Balance Sheets. The Company has also recorded an asset in other assets on the Balance Sheets of $0.2 and $0.2 as of December 31, 2009 and 2008, respectively, for future credits to premium taxes for assessments already paid.

55

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements – Statutory Basis December 31, 2009

(Dollar amounts in millions, unless otherwise stated)

17. Unpaid Accident and Health Claims

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	2009	2008
	(In Thousands)
Balance at January 1	$ 22,221	$ 17,680
Less reinsurance recoverables	948	1,090
Net balance at January 1	21,273	16,590

Incurred related to:
Current year	26,178	33,432
Prior years	(1,492)	1,366
Total incurred	24,686	34,798

Paid related to:
Current year	13,864	18,677
Prior years	10,649	11,438
Total paid	24,513	30,115

Net balance at December 31	21,446	21,273
Plus reinsurance recoverables	1,046	948
Balance at December 31	$ 22,492	$ 22,221

The liability for unpaid accident and health claims and claim adjustment expenses is included in accident and health reserves and unpaid claims on the Balance Sheets.

18. Retrospectively Rated Contracts

The Company estimates accrued retrospective premium adjustments for its group life insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The Company records accrued retrospective premium as an adjustment to earned premium. The amount of net group life premium written by the Company that was subject to retrospective rating features was $3.6, $3.5 and $3.4 for December 31, 2009, 2008, and 2007, respectively. This represented 25%, 19%, and 16.9% of the total net group life premium for December 31, 2009, 2008, and 2007, respectively. The amount of net group health premium written by the Company that was subject to retrospective rating features was $0.1, $0.1 and $0.1 for December 31, 2009, 2008, and 2007, respectively. This represented less than 1% of the total net group health premium in all three periods. No other net premiums written by the Company are subject to retrospective rating features.

56

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2009
(Dollar amounts in millions, unless otherwise stated)

19.	Direct Premiums Written/Produced by Managing General Agents/Third Party
Administrators

	Name of Managing			Type of	Type of	Total Direct
	General Agent or Third	FEIN	Exclusive	Business	Authority	Premiums
	Party Administrator	Number	Contract	Written	Granted	Written
(In Thousands)
	ReliaStar Record Keeping	41-0451140	Yes	Group Annuity	Payment	$ 24,983

The aggregate amount of premiums written through managing general agents or third party administrators during 2009 is $25.0.

20. Subsequent Events

ING Restructuring Plan: On January 28, 2010, ING announced the filing of its appeal with the General Court of the European Union against specific elements of the EC’s decision regarding the ING Restructuring Plan. Despite the appeal, ING is committed to executing the formal separation of banking and insurance and the divestment of the latter as announced on October 26, 2009. In its appeal, ING contests the state aid calculation the EC applied to the reduction in repayment premium agreed upon by ING and the Dutch State in connection with ING’s December 2009 repayment of the first EUR 5 billion of Core Tier 1 securities. ING is also appealing the disproportionality of the price leadership restrictions imposed on ING with respect to the European financial sector.

Other subsequent events: The Company is not aware of any other events occurring subsequent to the close of business of the books of this statement that may have a material effect on the Company’s financial statements. The company evaluated events subsequent to the close of business of the books of this statement through April 1, 2010, the date the statutory financial statements were available to be issued.

57

FINANCIAL STATEMENTS

ReliaStar Life Insurance Company of New York Separate Account NY-B

Year ended December 31, 2009 with Report of Independent Registered Public Accounting Firm

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RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Financial Statements
Year ended December 31, 2009

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants ReliaStar Life Insurance Company of New York

We have audited the accompanying statements of assets and liabilities of the investment divisions (the
“Divisions”) constituting ReliaStar Life Insurance Company of New York Separate Account NY-B (the
“Account”) as of December 31, 2009, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:	ING Investors Trust (continued):
AIM V.I. Leisure Fund - Series I Shares	ING JPMorgan Small Cap Core Equity Portfolio - Service Class
BlackRock Variable Series Funds, Inc.:	ING JPMorgan Value Opportunities Portfolio - Service Class
BlackRock Global Allocation V.I. Fund - Class III	ING LifeStyle Aggressive Growth Portfolio - Service Class
Columbia Funds Variable Insurance Trust:	ING LifeStyle Conservative Portfolio - Service Class
Columbia Small Cap Value Fund, Variable Series - Class B	ING LifeStyle Growth Portfolio - Service Class
Fidelity® Variable Insurance Products:	ING LifeStyle Moderate Growth Portfolio - Service Class
Fidelity® VIP Equity-Income Portfolio - Service Class 2	ING LifeStyle Moderate Portfolio - Service Class
Fidelity® Variable Insurance Products II:	ING Limited Maturity Bond Portfolio - Service Class
Fidelity® VIP Contrafund® Portfolio - Service Class 2	ING Liquid Assets Portfolio - Service Class
Franklin Templeton Variable Insurance Products Trust:	ING Lord Abbett Affiliated Portfolio - Service Class
Franklin Small Cap Value Securities Fund - Class 2	ING Marsico Growth Portfolio - Service Class
ING Balanced Portfolio, Inc.:	ING Marsico International Opportunities Portfolio - Service Class
ING Balanced Portfolio - Class S	ING MFS Total Return Portfolio - Service Class
ING Intermediate Bond Portfolio:	ING MFS Utilities Portfolio - Service Class
ING Intermediate Bond Portfolio - Class S	ING Multi-Manager International Small Cap Portfolio - Class S
ING Investors Trust:	ING Oppenheimer Active Allocation Portfolio - Service Class
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	ING Oppenheimer Main Street Portfolio® - Service Class
ING American Funds Asset Allocation Portfolio	ING PIMCO High Yield Portfolio - Service Class
ING American Funds Bond Portfolio	ING PIMCO Total Return Bond Portfolio - Service Class
ING American Funds Growth Portfolio	ING Pioneer Fund Portfolio - Service Class
ING American Funds Growth-Income Portfolio	ING Pioneer Mid Cap Value Portfolio - Service Class
ING American Funds International Portfolio	ING Retirement Conservative Portfolio - Adviser Class
ING American Funds World Allocation Portfolio - Service Class	ING Retirement Growth Portfolio - Adviser Class
ING Artio Foreign Portfolio - Service Class	ING Retirement Moderate Growth Portfolio - Adviser Class
ING BlackRock Inflation Protected Bond Portfolio - Service Class	ING Retirement Moderate Portfolio - Adviser Class
ING BlackRock Large Cap Growth Portfolio - Service Class	ING T. Rowe Price Capital Appreciation Portfolio - Service Class
ING BlackRock Large Cap Value Portfolio - Service Class	ING T. Rowe Price Equity Income Portfolio - Service Class
ING Clarion Global Real Estate Portfolio - Service Class	ING Templeton Global Growth Portfolio - Service Class
ING Clarion Real Estate Portfolio - Service Class	ING Van Kampen Capital Growth Portfolio - Service Class
ING Evergreen Health Sciences Portfolio - Service Class	ING Van Kampen Global Franchise Portfolio - Service Class
ING Evergreen Omega Portfolio - Service Class	ING Van Kampen Global Tactical Asset Allocation Portfolio -
ING FMRSM Diversified Mid Cap Portfolio - Service Class	Service Class
ING Focus 5 Portfolio - Service Class	ING Van Kampen Growth and Income Portfolio - Service Class
ING Franklin Income Portfolio - Service Class	ING Wells Fargo Small Cap Disciplined Portfolio - Service Class
ING Franklin Mutual Shares Portfolio - Service Class	ING Partners, Inc.:
ING Franklin Templeton Founding Strategy Portfolio - Service	ING American Century Large Company Value Portfolio - Service
Class	Class
ING Global Resources Portfolio - Service Class	ING American Century Small-Mid Cap Value Portfolio - Service
ING Growth and Income Portfolio II - Service Class	Class
ING Index Plus International Equity Portfolio - Service Class	ING Baron Small Cap Growth Portfolio - Service Class
ING International Growth Opportunities Portfolio - Service Class	ING Columbia Small Cap Value Portfolio - Service Class
ING Janus Contrarian Portfolio - Service Class	ING Davis New York Venture Portfolio - Service Class
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	ING JPMorgan Mid Cap Value Portfolio - Service Class

ING Partners, Inc. (continued):	ING Variable Portfolios, Inc. (continued):
ING Legg Mason Partners Aggressive Growth Portfolio - Service	ING Hang Seng Index Portfolio - Class S
Class	ING Index Plus LargeCap Portfolio - Class S
ING Neuberger Berman Partners Portfolio - Service Class	ING Index Plus MidCap Portfolio - Class S
ING Oppenheimer Global Portfolio - Initial Class	ING Index Plus SmallCap Portfolio - Class S
ING Oppenheimer Global Portfolio - Service Class	ING International Index Portfolio - Class S
ING Oppenheimer Strategic Income Portfolio - Service Class	ING Japan Equity Index Portfolio - Class A
ING PIMCO Total Return Portfolio - Service Class	ING Opportunistic Large Cap Growth Portfolio - Class S
ING Solution 2015 Portfolio - Service Class	ING Opportunistic Large Cap Portfolio - Class S
ING Solution 2025 Portfolio - Service Class	ING RussellTM Global Large Cap Index 75% Portfolio - Class S
ING Solution 2035 Portfolio - Service Class	ING RussellTM Large Cap Growth Index Portfolio - Class S
ING Solution 2045 Portfolio - Service Class	ING RussellTM Large Cap Index Portfolio - Class S
ING Solution Income Portfolio - Service Class	ING RussellTM Large Cap Value Index Portfolio - Class S
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	ING RussellTM Mid Cap Growth Index Portfolio - Class S
Service Class	ING RussellTM Mid Cap Index Portfolio - Class S
ING T. Rowe Price Growth Equity Portfolio - Service Class	ING RussellTM Small Cap Index Portfolio - Class S
ING Templeton Foreign Equity Portfolio - Service Class	ING Small Company Portfolio - Class S
ING Thornburg Value Portfolio - Initial Class	ING U.S. Bond Index Portfolio - Class S
ING Thornburg Value Portfolio - Service Class	ING WisdomTreeSM Global High-Yielding Equity Index
ING UBS U.S. Large Cap Equity Portfolio - Service Class	Portfolio - Class S
ING Van Kampen Comstock Portfolio - Service Class	ING Variable Products Trust:
ING Van Kampen Equity and Income Portfolio - Service Class	ING International Value Portfolio - Class S
ING Strategic Allocation Portfolios, Inc.:	ING MidCap Opportunities Portfolio - Class S
ING Strategic Allocation Conservative Portfolio - Class S	ING SmallCap Opportunities Portfolio - Class S
ING Strategic Allocation Growth Portfolio - Class S	Legg Mason Partners Variable Equity Trust:
ING Strategic Allocation Moderate Portfolio - Class S	Legg Mason ClearBridge Variable Investors Portfolio
ING Variable Funds:	Legg Mason Global Currents Variable International All Cap
ING Growth and Income Portfolio - Class I	Opportunity Portfolio
ING Growth and Income Portfolio - Class S	Legg Mason Variable Lifestyle Allocation 50%
ING Variable Insurance Trust:	Legg Mason Variable Lifestyle Allocation 70%
ING GET U.S. Core Portfolio - Series 3	Legg Mason Variable Lifestyle Allocation 85%
ING GET U.S. Core Portfolio - Series 4	Legg Mason Partners Variable Income Trust:
ING GET U.S. Core Portfolio - Series 5	Legg Mason Western Asset Variable High Income Portfolio
ING GET U.S. Core Portfolio - Series 6	Legg Mason Western Asset Variable Money Market Portfolio
ING GET U.S. Core Portfolio - Series 7	Oppenheimer Variable Account Funds:
ING GET U.S. Core Portfolio - Series 8	Oppenheimer Main Street Small Cap Fund®/VA - Service Class
ING GET U.S. Core Portfolio - Series 9	PIMCO Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 10	PIMCO Real Return Portfolio - Administrative Class
ING GET U.S. Core Portfolio - Series 11	Pioneer Variable Contracts Trust:
ING GET U.S. Core Portfolio - Series 12	Pioneer Equity Income VCT Portfolio - Class II
ING GET U.S. Core Portfolio - Series 13	Pioneer Small Cap Value VCT Portfolio - Class II
ING GET U.S. Core Portfolio - Series 14	ProFunds:
ING Variable Portfolios, Inc.:	ProFund VP Bull
ING BlackRock Science and Technology Opportunities Portfolio -	ProFund VP Europe 30
Class S	ProFund VP Rising Rates Opportunity
ING Dow Jones Euro STOXX 50 Index Portfolio - Class A
ING Global Equity Option Portfolio - Class S

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ReliaStar Life Insurance Company of
New York Separate Account NY-B at December 31, 2009, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young, LLP

Atlanta, Georgia April 15, 2010

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

		BlackRock	Columbia Small	Fidelity® VIP	Fidelity® VIP
	AIM V.I.	Global	Cap Value	Equity-Income	Contrafund®
	Leisure Fund -	Allocation V.I.	Fund, Variable	Portfolio -	Portfolio -
	Series I Shares	Fund - Class III	Series - Class B	Service Class 2	Service Class 2
Assets
Investments in mutual funds
at fair value	$ 173	$ 14,304	$ 970	$ 5,909	$ 28,345
Total assets	173	14,304	970	5,909	28,345

Liabilities
Payable to related parties	-	1	-	-	2
Total liabilities	-	1	-	-	2
Net assets	$ 173	$ 14,303	$ 970	$ 5,909	$ 28,343

Total number of mutual fund shares	26,454	1,065,856	69,402	356,580	1,397,001

Cost of mutual fund shares	$ 256	$ 12,739	$ 1,250	$ 7,926	$ 33,652

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	Franklin Small		ING	ING American
	Cap Value	ING Balanced	Intermediate	Funds Asset	ING American
	Securities	Portfolio -	Bond Portfolio -	Allocation	Funds Bond
	Fund - Class 2	Class S	Class S	Portfolio	Portfolio
Assets
Investments in mutual funds
at fair value	$ 1,133	$ 261	$ 19,826	$ 7,678	$ 16,873
Total assets	1,133	261	19,826	7,678	16,873

Liabilities
Payable to related parties	-	-	1	-	1
Total liabilities	-	-	1	-	1
Net assets	$ 1,133	$ 261	$ 19,825	$ 7,678	$ 16,872

Total number of mutual fund shares	88,743	25,211	1,721,015	874,473	1,725,241

Cost of mutual fund shares	$ 958	$ 290	$ 20,830	$ 6,737	$ 15,826

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

				ING American
		ING American	ING American	Funds World	ING Artio
	ING American	Funds Growth-	Funds	Allocation	Foreign
	Funds Growth	Income	International	Portfolio -	Portfolio -
	Portfolio	Portfolio	Portfolio	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 49,312	$ 29,950	$ 31,007	$ 1,156	$ 11,718
Total assets	49,312	29,950	31,007	1,156	11,718

Liabilities
Payable to related parties	3	2	3	-	-
Total liabilities	3	2	3	-	-
Net assets	$ 49,309	$ 29,948	$ 31,004	$ 1,156	$ 11,718

Total number of mutual fund shares	1,149,472	977,810	1,953,828	107,534	1,084,033

Cost of mutual fund shares	$ 62,444	$ 36,414	$ 37,520	$ 1,033	$ 16,608

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING BlackRock	ING BlackRock	ING BlackRock	ING Clarion
	Inflation	Large Cap	Large Cap	Global Real	ING Clarion
	Protected Bond	Growth	Value	Estate	Real Estate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 7,432	$ 2,877	$ 434	$ 6,030	$ 4,221
Total assets	7,432	2,877	434	6,030	4,221

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 7,432	$ 2,877	$ 434	$ 6,030	$ 4,221

Total number of mutual fund shares	731,532	333,398	45,010	654,059	237,823

Cost of mutual fund shares	$ 7,257	$ 3,107	$ 601	$ 6,116	$ 6,566

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING Evergreen	ING Evergreen	ING FMRSM		ING Franklin
	Health Sciences	Omega	Diversified Mid	ING Focus 5	Income
	Portfolio -	Portfolio -	Cap Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 4,980	$ 1,711	$ 8,176	$ 1,486	$ 20,176
Total assets	4,980	1,711	8,176	1,486	20,176

Liabilities
Payable to related parties	-	-	1	-	1
Total liabilities	-	-	1	-	1
Net assets	$ 4,980	$ 1,711	$ 8,175	$ 1,486	$ 20,175

Total number of mutual fund shares	484,006	148,296	689,932	211,125	2,150,982

Cost of mutual fund shares	$ 4,890	$ 1,405	$ 9,115	$ 1,722	$ 20,176

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING Franklin
		Templeton			ING JPMorgan
	ING Franklin	Founding	ING Global	ING Janus	Emerging
	Mutual Shares	Strategy	Resources	Contrarian	Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 6,070	$ 13,891	$ 14,252	$ 8,777	$ 18,276
Total assets	6,070	13,891	14,252	8,777	18,276

Liabilities
Payable to related parties	-	1	1	1	1
Total liabilities	-	1	1	1	1
Net assets	$ 6,070	$ 13,890	$ 14,251	$ 8,776	$ 18,275

Total number of mutual fund shares	838,448	1,790,022	797,958	828,807	898,946

Cost of mutual fund shares	$ 6,826	$ 15,068	$ 16,187	$ 11,094	$ 17,285

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING JPMorgan			ING Lord
	Small Cap Core	ING Limited	ING Liquid	Abbett	ING Marsico
	Equity	Maturity Bond	Assets	Affiliated	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 3,956	$ 374	$ 46,239	$ 301	$ 7,035
Total assets	3,956	374	46,239	301	7,035

Liabilities
Payable to related parties	-	-	3	-	1
Total liabilities	-	-	3	-	1
Net assets	$ 3,956	$ 374	$ 46,236	$ 301	$ 7,034

Total number of mutual fund shares	380,425	35,873	46,238,603	38,782	489,545

Cost of mutual fund shares	$ 4,917	$ 396	$ 46,239	$ 436	$ 7,556

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

				ING
	ING Marsico			Oppenheimer
	International	ING MFS Total	ING MFS	Active	ING PIMCO
	Opportunities	Return	Utilities	Allocation	High Yield
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 6,660	$ 11,687	$ 11,594	$ 423	$ 5,897
Total assets	6,660	11,687	11,594	423	5,897

Liabilities
Payable to related parties	-	1	-	-	-
Total liabilities	-	1	-	-	-
Net assets	$ 6,660	$ 11,686	$ 11,594	$ 423	$ 5,897

Total number of mutual fund shares	639,811	853,045	966,155	43,553	611,089

Cost of mutual fund shares	$ 8,484	$ 13,681	$ 13,082	$ 379	$ 5,900

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING PIMCO		ING Pioneer	ING Retirement	ING Retirement
	Total Return	ING Pioneer	Mid Cap Value	Conservative	Growth
	Bond Portfolio -	Fund Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Adviser Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 52,810	$ 247	$ 8,851	$ 5,311	$ 104,719
Total assets	52,810	247	8,851	5,311	104,719

Liabilities
Payable to related parties	3	-	-	-	11
Total liabilities	3	-	-	-	11
Net assets	$ 52,807	$ 247	$ 8,851	$ 5,311	$ 104,708

Total number of mutual fund shares	4,321,638	25,386	943,603	636,767	11,140,338

Cost of mutual fund shares	$ 49,987	$ 282	$ 9,952	$ 5,255	$ 102,692

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING Retirement		ING T. Rowe	ING T. Rowe
	Moderate	ING Retirement	Price Capital	Price Equity	ING Templeton
	Growth	Moderate	Appreciation	Income	Global Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 86,036	$ 48,799	$ 28,745	$ 9,133	$ 5,542
Total assets	86,036	48,799	28,745	9,133	5,542

Liabilities
Payable to related parties	6	3	2	-	-
Total liabilities	6	3	2	-	-
Net assets	$ 86,030	$ 48,796	$ 28,743	$ 9,133	$ 5,542

Total number of mutual fund shares	8,906,373	4,934,199	1,423,034	877,333	520,911

Cost of mutual fund shares	$ 84,596	$ 48,123	$ 31,380	$ 10,466	$ 7,233

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

		ING Van	ING Van
	ING Van	Kampen Global	Kampen	ING Wells	ING American
	Kampen Global	Tactical Asset	Growth and	Fargo Small	Century Small-
	Franchise	Allocation	Income	Cap Disciplined	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 4,835	$ 1,255	$ 2,542	$ 462	$ 546
Total assets	4,835	1,255	2,542	462	546

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 4,835	$ 1,255	$ 2,542	$ 462	$ 546

Total number of mutual fund shares	384,932	130,141	131,434	57,155	55,696

Cost of mutual fund shares	$ 4,883	$ 1,009	$ 2,936	$ 517	$ 491

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

					ING Legg
	ING Baron	ING Columbia			Mason Partners
	Small Cap	Small Cap	ING Davis New	ING JPMorgan	Aggressive
	Growth	Value	York Venture	Mid Cap Value	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 10,085	$ 3,693	$ 9,426	$ 2,749	$ 1,233
Total assets	10,085	3,693	9,426	2,749	1,233

Liabilities
Payable to related parties	-	-	1	-	-
Total liabilities	-	-	1	-	-
Net assets	$ 10,085	$ 3,693	$ 9,425	$ 2,749	$ 1,233

Total number of mutual fund shares	673,241	439,097	591,712	241,782	32,368

Cost of mutual fund shares	$ 10,477	$ 3,953	$ 9,418	$ 2,724	$ 1,530

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

			ING
	ING	ING	Oppenheimer
	Oppenheimer	Oppenheimer	Strategic	ING PIMCO
	Global	Global	Income	Total Return	ING Solution
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -
	Initial Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 165	$ 8,494	$ 111	$ 232	$ 179
Total assets	165	8,494	111	232	179

Liabilities
Payable to related parties	-	1	-	-	-
Total liabilities	-	1	-	-	-
Net assets	$ 165	$ 8,493	$ 111	$ 232	$ 179

Total number of mutual fund shares	13,590	717,391	10,601	20,075	17,638

Cost of mutual fund shares	$ 161	$ 10,603	$ 110	$ 223	$ 157

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING T. Rowe
Price
				ING Solution	Diversified Mid
	ING Solution	ING Solution	ING Solution	Income	Cap Growth
	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 1,191	$ 115	$ 17	$ 88	$ 1,248
Total assets	1,191	115	17	88	1,248

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 1,191	$ 115	$ 17	$ 88	$ 1,248

Total number of mutual fund shares	119,973	11,476	1,744	8,540	189,088

Cost of mutual fund shares	$ 1,216	$ 138	$ 22	$ 78	$ 1,157

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING T. Rowe				ING UBS U.S.
	Price Growth	ING Templeton	ING Thornburg	ING Thornburg	Large Cap
	Equity	Foreign Equity	Value	Value	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 3,481	$ 8,299	$ 2	$ 185	$ 585
Total assets	3,481	8,299	2	185	585

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 3,481	$ 8,299	$ 2	$ 185	$ 585

Total number of mutual fund shares	75,229	801,044	64	6,363	73,185

Cost of mutual fund shares	$ 3,176	$ 9,628	$ 2	$ 152	$ 687

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING Van	ING Van	ING Strategic	ING Strategic	ING Strategic
	Kampen	Kampen Equity	Allocation	Allocation	Allocation
	Comstock	and Income	Conservative	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Class S	Class S	Class S
Assets
Investments in mutual funds
at fair value	$ 5,149	$ 2,971	$ -	$ 125	$ 29
Total assets	5,149	2,971	-	125	29

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 5,149	$ 2,971	$ -	$ 125	$ 29

Total number of mutual fund shares	574,663	96,437	32	13,381	3,046

Cost of mutual fund shares	$ 6,282	$ 3,110	$ -	$ 137	$ 37

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING Growth	ING Growth
	and Income	and Income	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Class I	Class S	Series 5	Series 6	Series 7
Assets
Investments in mutual funds
at fair value	$ 1,258	$ 4,216	$ 2,455	$ 1,149	$ 2,427
Total assets	1,258	4,216	2,455	1,149	2,427

Liabilities
Payable to related parties	1	-	-	-	-
Total liabilities	1	-	-	-	-
Net assets	$ 1,257	$ 4,216	$ 2,455	$ 1,149	$ 2,427

Total number of mutual fund shares	64,755	218,681	316,754	141,722	307,211

Cost of mutual fund shares	$ 1,581	$ 3,928	$ 3,011	$ 1,371	$ 2,927

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 8	Series 9	Series 10	Series 11	Series 12
Assets
Investments in mutual funds
at fair value	$ 379	$ 230	$ 188	$ 230	$ 54
Total assets	379	230	188	230	54

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 379	$ 230	$ 188	$ 230	$ 54

Total number of mutual fund shares	47,727	29,276	23,430	29,266	7,024

Cost of mutual fund shares	$ 452	$ 281	$ 196	$ 283	$ 68

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

			ING BlackRock
			Science and	ING Dow Jones
			Technology	Euro STOXX	ING Hang Seng
	ING GET U.S.	ING GET U.S.	Opportunities	50 Index	Index
	Core Portfolio -	Core Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Series 13	Series 14	Class S	Class A	Class S
Assets
Investments in mutual funds
at fair value	$ 632	$ 8,916	$ 4,605	$ 53	$ 1,663
Total assets	632	8,916	4,605	53	1,663

Liabilities
Payable to related parties	-	1	-	-	-
Total liabilities	-	1	-	-	-
Net assets	$ 632	$ 8,915	$ 4,605	$ 53	$ 1,663

Total number of mutual fund shares	66,921	897,865	928,414	4,593	127,627

Cost of mutual fund shares	$ 660	$ 9,138	$ 4,044	$ 53	$ 1,578

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

				ING	ING
	ING Index Plus	ING Index Plus	ING Index Plus	International	Opportunistic
	LargeCap	MidCap	SmallCap	Index	Large Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Assets
Investments in mutual funds
at fair value	$ 3,685	$ 6,156	$ 5,099	$ 3,838	$ 141
Total assets	3,685	6,156	5,099	3,838	141

Liabilities
Payable to related parties	-	1	-	-	-
Total liabilities	-	1	-	-	-
Net assets	$ 3,685	$ 6,155	$ 5,099	$ 3,838	$ 141

Total number of mutual fund shares	298,862	483,951	446,904	469,763	14,808

Cost of mutual fund shares	$ 4,768	$ 7,982	$ 6,920	$ 3,505	$ 175

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING Russell™	ING Russell™	ING Russell™	ING Russell™	ING Russell™
	Global Large	Large Cap	Large Cap	Large Cap	Mid Cap
	Cap Index 75%	Growth Index	Index	Value Index	Growth Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Assets
Investments in mutual funds
at fair value	$ 386	$ 1,128	$ 6,942	$ 1,431	$ 3,743
Total assets	386	1,128	6,942	1,431	3,743

Liabilities
Payable to related parties	-	-	1	-	-
Total liabilities	-	-	1	-	-
Net assets	$ 386	$ 1,128	$ 6,941	$ 1,431	$ 3,743

Total number of mutual fund shares	38,759	87,984	780,836	113,172	285,041

Cost of mutual fund shares	$ 367	$ 980	$ 5,908	$ 1,237	$ 3,317
The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING
WisdomTreeSM
		ING Russell™			Global High-
	ING Russell™	Small Cap	ING Small	ING U.S. Bond	Yielding Equity
	Mid Cap Index	Index	Company	Index	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Assets
Investments in mutual funds
at fair value	$ 1,854	$ 1,908	$ 3,101	$ 5,543	$ 6,261
Total assets	1,854	1,908	3,101	5,543	6,261

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 1,854	$ 1,908	$ 3,101	$ 5,543	$ 6,261

Total number of mutual fund shares	200,485	195,338	211,820	535,008	805,747

Cost of mutual fund shares	$ 1,452	$ 1,730	$ 2,780	$ 5,403	$ 4,971

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

Legg Mason
Global Currents
	ING			Legg Mason	Variable
	International	ING MidCap	ING SmallCap	ClearBridge	International
	Value	Opportunities	Opportunities	Variable	All Cap
	Portfolio -	Portfolio -	Portfolio -	Investors	Opportunity
	Class S	Class S	Class S	Portfolio	Portfolio
Assets
Investments in mutual funds
at fair value	$ 1,004	$ 4,043	$ 721	$ 309	$ 118
Total assets	1,004	4,043	721	309	118

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 1,004	$ 4,043	$ 721	$ 309	$ 118

Total number of mutual fund shares	116,773	456,278	45,788	24,918	18,875

Cost of mutual fund shares	$ 1,093	$ 3,783	$ 755	$ 425	$ 209

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

				Legg Mason	Legg Mason
	Legg Mason	Legg Mason	Legg Mason	Western Asset	Western Asset
	Variable	Variable	Variable	Variable High Variable Money
	Lifestyle	Lifestyle	Lifestyle	Income	Market
	Allocation 50%	Allocation 70%	Allocation 85%	Portfolio	Portfolio
Assets
Investments in mutual funds
at fair value	$ 1,252	$ 521	$ 261	$ 183	$ 92
Total assets	1,252	521	261	183	92

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 1,252	$ 521	$ 261	$ 183	$ 92

Total number of mutual fund shares	119,832	54,659	24,549	32,418	92,143

Cost of mutual fund shares	$ 1,290	$ 465	$ 288	$ 203	$ 92

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	Oppenheimer	PIMCO Real
	Main Street	Return	Pioneer Equity
	Small Cap	Portfolio -	Income VCT
	Fund®/VA -	Administrative	Portfolio -	ProFund VP	ProFund VP
	Service Class	Class	Class II	Bull	Europe 30
Assets
Investments in mutual funds
at fair value	$ 98	$ 187	$ 1,526	$ 58	$ 69
Total assets	98	187	1,526	58	69

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 98	$ 187	$ 1,526	$ 58	$ 69

Total number of mutual fund shares	6,888	15,052	90,570	2,475	3,257

Cost of mutual fund shares	$ 105	$ 187	$ 1,463	$ 72	$ 90

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ProFund VP
Rising Rates
Opportunity
Assets
Investments in mutual funds
at fair value	$ 216
Total assets	216

Liabilities
Payable to related parties	-
Total liabilities	-
Net assets	$ 216

Total number of mutual fund shares	15,120

Cost of mutual fund shares	$ 299

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

		BlackRock	Columbia Small	Fidelity® VIP	Fidelity® VIP
	AIM V.I.	Global	Cap Value	Equity-Income	Contrafund®
	Leisure Fund -	Allocation V.I.	Fund, Variable	Portfolio -	Portfolio -
	Series I Shares	Fund - Class III	Series - Class B	Service Class 2	Service Class 2
Net investment income (loss)
Income:
Dividends	$ 3	$ 233	$ 8	$ 106	$ 286
Total investment income	3	233	8	106	286
Expenses:
Mortality, expense risk
and other charges	3	163	13	70	362
Annual administrative charges	-	2	-	1	4
Contingent deferred sales charges	-	-	-	4	12
Other contract charges	1	72	8	29	163
Total expenses	4	237	21	104	541
Net investment income (loss)	(1)	(4)	(13)	2	(255)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6)	(261)	(32)	(372)	(2,473)
Capital gains distributions	-	-	2	-	7
Total realized gain (loss) on investments
and capital gains distributions	(6)	(261)	(30)	(372)	(2,466)
Net unrealized appreciation
(depreciation) of investments	47	2,317	224	1,619	10,058
Net realized and unrealized gain (loss)
on investments	41	2,056	194	1,247	7,592
Net increase (decrease) in net assets
resulting from operations	$ 40	$ 2,052	$ 181	$ 1,249	$ 7,337

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

				ING
	Franklin Small		ING	AllianceBernstein	ING American
	Cap Value	ING Balanced	Intermediate	Mid Cap Growth	Funds Asset
	Securities	Portfolio -	Bond Portfolio -	Portfolio - Service	Allocation
	Fund - Class 2	Class S	Class S	Class	Portfolio
Net investment income (loss)
Income:
Dividends	$ 17	$ 10	$ 1,159	$ -	$ 78
Total investment income	17	10	1,159	-	78
Expenses:
Mortality, expense risk
and other charges	11	3	251	26	73
Annual administrative charges	-	-	1	-	-
Contingent deferred sales charges	-	1	5	1	2
Other contract charges	5	1	118	15	29
Total expenses	16	5	375	42	104
Net investment income (loss)	1	5	784	(42)	(26)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(92)	(7)	(540)	(1,501)	(105)
Capital gains distributions	46	-	-	-	21
Total realized gain (loss) on investments
and capital gains distributions	(46)	(7)	(540)	(1,501)	(84)
Net unrealized appreciation
(depreciation) of investments	344	40	1,289	2,193	1,238
Net realized and unrealized gain (loss)
on investments	298	33	749	692	1,154
Net increase (decrease) in net assets
resulting from operations	$ 299	$ 38	$ 1,533	$ 650	$ 1,128

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

					ING American
			ING American	ING American	Funds World
	ING American	ING American	Funds Growth-	Funds	Allocation
	Funds Bond	Funds Growth	Income	International	Portfolio -
	Portfolio	Portfolio	Portfolio	Portfolio	Service Class
Net investment income (loss)
Income:
Dividends	$ 584	$ 770	$ 602	$ 855	$ 4
Total investment income	584	770	602	855	4
Expenses:
Mortality, expense risk
and other charges	264	633	391	375	10
Annual administrative charges	2	6	5	5	-
Contingent deferred sales charges	5	30	22	12	-
Other contract charges	143	337	209	192	3
Total expenses	414	1,006	627	584	13
Net investment income (loss)	170	(236)	(25)	271	(9)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(249)	(1,607)	(831)	(1,212)	95
Capital gains distributions	4	5,268	1,891	3,931	-
Total realized gain (loss) on investments
and capital gains distributions	(245)	3,661	1,060	2,719	95
Net unrealized appreciation
(depreciation) of investments	1,654	9,239	5,410	5,052	123
Net realized and unrealized gain (loss)
on investments	1,409	12,900	6,470	7,771	218
Net increase (decrease) in net assets
resulting from operations	$ 1,579	$ 12,664	$ 6,445	$ 8,042	$ 209

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

		ING BlackRock	ING BlackRock	ING BlackRock	ING Clarion
	ING Artio	Inflation	Large Cap	Large Cap	Global Real
	Foreign	Protected Bond	Growth	Value	Estate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 366	$ 88	$ 7	$ 2	$ 122
Total investment income	366	88	7	2	122
Expenses:
Mortality, expense risk
and other charges	159	42	32	6	70
Annual administrative charges	1	-	-	-	1
Contingent deferred sales charges	6	-	2	1	2
Other contract charges	87	16	18	4	34
Total expenses	253	58	52	11	107
Net investment income (loss)	113	30	(45)	(9)	15

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,278)	2	(166)	(9)	(1,034)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2,278)	2	(166)	(9)	(1,034)
Net unrealized appreciation
(depreciation) of investments	3,648	175	768	58	2,516
Net realized and unrealized gain (loss)
on investments	1,370	177	602	49	1,482
Net increase (decrease) in net assets
resulting from operations	$ 1,483	$ 207	$ 557	$ 40	$ 1,497

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING Clarion	ING Evergreen	ING Evergreen	ING FMRSM
	Real Estate	Health Sciences	Omega	Diversified Mid	ING Focus 5
	Portfolio -	Portfolio -	Portfolio -	Cap Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 135	$ -	$ 4	$ 33	$ -
Total investment income	135	-	4	33	-
Expenses:
Mortality, expense risk
and other charges	49	71	12	104	22
Annual administrative charges	1	1	-	1	-
Contingent deferred sales charges	2	2	-	3	1
Other contract charges	30	35	6	46	11
Total expenses	82	109	18	154	34
Net investment income (loss)	53	(109)	(14)	(121)	(34)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(946)	(377)	(48)	(823)	(187)
Capital gains distributions	82	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(864)	(377)	(48)	(823)	(187)
Net unrealized appreciation
(depreciation) of investments	1,882	1,284	398	2,993	477
Net realized and unrealized gain (loss)
on investments	1,018	907	350	2,170	290
Net increase (decrease) in net assets
resulting from operations	$ 1,071	$ 798	$ 336	$ 2,049	$ 256

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

			ING Franklin
			Templeton
	ING Franklin	ING Franklin	Founding	ING Global	ING Growth
	Income	Mutual Shares	Strategy	Resources	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio II -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 1,001	$ 7	$ 349	$ 40	$ 82
Total investment income	1,001	7	349	40	82
Expenses:
Mortality, expense risk
and other charges	237	82	187	204	25
Annual administrative charges	2	1	2	2	-
Contingent deferred sales charges	9	4	2	36	1
Other contract charges	128	37	94	100	16
Total expenses	376	124	285	342	42
Net investment income (loss)	625	(117)	64	(302)	40

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(561)	(399)	(282)	(1,075)	(3,919)
Capital gains distributions	-	-	167	-	-
Total realized gain (loss) on investments
and capital gains distributions	(561)	(399)	(115)	(1,075)	(3,919)
Net unrealized appreciation
(depreciation) of investments	3,928	1,654	3,062	5,220	4,266
Net realized and unrealized gain (loss)
on investments	3,367	1,255	2,947	4,145	347
Net increase (decrease) in net assets
resulting from operations	$ 3,992	$ 1,138	$ 3,011	$ 3,843	$ 387

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

		ING
	ING Index Plus	International		ING JPMorgan	ING JPMorgan
	International	Growth	ING Janus	Emerging	Small Cap Core
	Equity	Opportunities	Contrarian	Markets Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 119	$ 6	$ 46	$ 202	$ 14
Total investment income	119	6	46	202	14
Expenses:
Mortality, expense risk
and other charges	14	1	112	220	50
Annual administrative charges	-	-	2	2	1
Contingent deferred sales charges	-	-	5	10	3
Other contract charges	10	-	51	122	30
Total expenses	24	1	170	354	84
Net investment income (loss)	95	5	(124)	(152)	(70)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,765)	(144)	(1,355)	(664)	(725)
Capital gains distributions	-	-	-	-	73
Total realized gain (loss) on investments
and capital gains distributions	(1,765)	(144)	(1,355)	(664)	(652)
Net unrealized appreciation
(depreciation) of investments	1,990	199	3,772	8,267	1,341
Net realized and unrealized gain (loss)
on investments	225	55	2,417	7,603	689
Net increase (decrease) in net assets
resulting from operations	$ 320	$ 60	$ 2,293	$ 7,451	$ 619

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING JPMorgan	ING LifeStyle			ING LifeStyle
	Value	Aggressive	ING LifeStyle	ING LifeStyle	Moderate
	Opportunities	Growth	Conservative	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 60	$ 818	$ 106	$ 2,957	$ 3,865
Total investment income	60	818	106	2,957	3,865
Expenses:
Mortality, expense risk
and other charges	8	261	26	817	903
Annual administrative charges	-	2	-	4	3
Contingent deferred sales charges	-	14	-	25	55
Other contract charges	4	190	9	483	447
Total expenses	12	467	35	1,329	1,408
Net investment income (loss)	48	351	71	1,628	2,457

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(868)	(11,040)	(14)	(23,128)	(18,853)
Capital gains distributions	-	352	405	1,310	1,473
Total realized gain (loss) on investments
and capital gains distributions	(868)	(10,688)	391	(21,818)	(17,380)
Net unrealized appreciation
(depreciation) of investments	883	15,542	-	33,433	29,017
Net realized and unrealized gain (loss)
on investments	15	4,854	391	11,615	11,637
Net increase (decrease) in net assets
resulting from operations	$ 63	$ 5,205	$ 462	$ 13,243	$ 14,094

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

				ING Lord
	ING LifeStyle	ING Limited	ING Liquid	Abbett	ING Marsico
	Moderate	Maturity Bond	Assets	Affiliated	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 2,437	$ 20	$ 50	$ 2	$ 56
Total investment income	2,437	20	50	2	56
Expenses:
Mortality, expense risk
and other charges	525	6	879	4	95
Annual administrative charges	2	-	7	-	1
Contingent deferred sales charges	32	-	118	-	2
Other contract charges	220	-	217	2	35
Total expenses	779	6	1,221	6	133
Net investment income (loss)	1,658	14	(1,171)	(4)	(77)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(5,912)	(13)	-	(8)	(345)
Capital gains distributions	546	3	120	-	-
Total realized gain (loss) on investments
and capital gains distributions	(5,366)	(10)	120	(8)	(345)
Net unrealized appreciation
(depreciation) of investments	10,643	17	-	53	1,956
Net realized and unrealized gain (loss)
on investments	5,277	7	120	45	1,611
Net increase (decrease) in net assets
resulting from operations	$ 6,935	$ 21	$ (1,051)	$ 41	$ 1,534

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

				ING Multi-	ING
	ING Marsico			Manager	Oppenheimer
	International	ING MFS Total	ING MFS	International	Active
	Opportunities	Return	Utilities	Small Cap	Allocation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Class S	Service Class
Net investment income (loss)
Income:
Dividends	$ 75	$ 272	$ 544	$ 26	$ 3
Total investment income	75	272	544	26	3
Expenses:
Mortality, expense risk
and other charges	89	157	138	3	3
Annual administrative charges	1	2	1	-	-
Contingent deferred sales charges	2	6	10	-	-
Other contract charges	45	56	69	1	-
Total expenses	137	221	218	4	3
Net investment income (loss)	(62)	51	326	22	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(599)	(463)	(161)	(18)	7
Capital gains distributions	-	-	-	-	1
Total realized gain (loss) on investments
and capital gains distributions	(599)	(463)	(161)	(18)	8
Net unrealized appreciation
(depreciation) of investments	2,471	1,921	2,388	70	44
Net realized and unrealized gain (loss)
on investments	1,872	1,458	2,227	52	52
Net increase (decrease) in net assets
resulting from operations	$ 1,810	$ 1,509	$ 2,553	$ 74	$ 52

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING
	Oppenheimer	ING PIMCO	ING PIMCO		ING Pioneer
	Main Street	High Yield	Total Return	ING Pioneer	Mid Cap Value
	Portfolio® -	Portfolio -	Bond Portfolio -	Fund Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 29	$ 458	$ 1,793	$ 3	$ 97
Total investment income	29	458	1,793	3	97
Expenses:
Mortality, expense risk
and other charges	32	86	728	3	103
Annual administrative charges	-	1	5	-	1
Contingent deferred sales charges	1	8	44	1	4
Other contract charges	10	41	310	1	57
Total expenses	43	136	1,087	5	165
Net investment income (loss)	(14)	322	706	(2)	(68)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,930)	(199)	342	(38)	(452)
Capital gains distributions	-	-	1,456	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2,930)	(199)	1,798	(38)	(452)
Net unrealized appreciation
(depreciation) of investments	3,059	1,950	2,557	82	2,029
Net realized and unrealized gain (loss)
on investments	129	1,751	4,355	44	1,577
Net increase (decrease) in net assets
resulting from operations	$ 115	$ 2,073	$ 5,061	$ 42	$ 1,509

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

			ING Retirement		ING T. Rowe
	ING Retirement	ING Retirement	Moderate	ING Retirement	Price Capital
	Conservative	Growth	Growth	Moderate	Appreciation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Adviser Class	Adviser Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ 481
Total investment income	-	-	-	-	481
Expenses:
Mortality, expense risk
and other charges	15	305	249	145	353
Annual administrative charges	-	14	8	4	4
Contingent deferred sales charges	-	4	3	3	13
Other contract charges	5	156	119	56	204
Total expenses	20	479	379	208	574
Net investment income (loss)	(20)	(479)	(379)	(208)	(93)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	1	15	3	(875)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	1	15	3	(875)
Net unrealized appreciation
(depreciation) of investments	56	2,027	1,440	676	7,483
Net realized and unrealized gain (loss)
on investments	56	2,028	1,455	679	6,608
Net increase (decrease) in net assets
resulting from operations	$ 36	$ 1,549	$ 1,076	$ 471	$ 6,515

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

					ING Van
	ING T. Rowe		ING Van	ING Van	Kampen Global
	Price Equity	ING Templeton	Kampen Capital	Kampen Global	Tactical Asset
	Income	Global Growth	Growth	Franchise	Allocation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 138	$ 105	$ 3	$ 260	$ 21
Total investment income	138	105	3	260	21
Expenses:
Mortality, expense risk
and other charges	114	72	5	63	43
Annual administrative charges	1	1	-	1	-
Contingent deferred sales charges	3	2	-	4	-
Other contract charges	56	37	2	29	28
Total expenses	174	112	7	97	71
Net investment income (loss)	(36)	(7)	(4)	163	(50)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,527)	(799)	(292)	(525)	570
Capital gains distributions	-	-	-	112	22
Total realized gain (loss) on investments
and capital gains distributions	(1,527)	(799)	(292)	(413)	592
Net unrealized appreciation
(depreciation) of investments	3,177	1,996	425	1,155	246
Net realized and unrealized gain (loss)
on investments	1,650	1,197	133	742	838
Net increase (decrease) in net assets
resulting from operations	$ 1,614	$ 1,190	$ 129	$ 905	$ 788

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING Van
	Kampen	ING Wells	ING American	ING American	ING Baron
	Growth and	Fargo Small	Century Large	Century Small-	Small Cap
	Income	Cap Disciplined	Company Value	Mid Cap Value	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 28	$ 2	$ 4	$ 6	$ -
Total investment income	28	2	4	6	-
Expenses:
Mortality, expense risk
and other charges	30	4	1	3	117
Annual administrative charges	1	-	-	-	1
Contingent deferred sales charges	1	-	-	-	1
Other contract charges	12	2	1	2	65
Total expenses	44	6	2	5	184
Net investment income (loss)	(16)	(4)	2	1	(184)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(209)	(15)	(210)	(5)	(276)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(209)	(15)	(210)	(5)	(276)
Net unrealized appreciation
(depreciation) of investments	647	92	211	111	2,805
Net realized and unrealized gain (loss)
on investments	438	77	1	106	2,529
Net increase (decrease) in net assets
resulting from operations	$ 422	$ 73	$ 3	$ 107	$ 2,345

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

				ING Legg
	ING Columbia			Mason Partners	ING Neuberger
	Small Cap	ING Davis New	ING JPMorgan	Aggressive	Berman
	Value	York Venture	Mid Cap Value	Growth	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 41	$ 54	$ 31	$ -	$ 13
Total investment income	41	54	31	-	13
Expenses:
Mortality, expense risk
and other charges	52	126	28	19	3
Annual administrative charges	-	1	-	-	1
Contingent deferred sales charges	2	3	-	-	-
Other contract charges	28	63	9	10	1
Total expenses	82	193	37	29	5
Net investment income (loss)	(41)	(139)	(6)	(29)	8

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(178)	(1,519)	(61)	(79)	(331)
Capital gains distributions	-	-	33	-	-
Total realized gain (loss) on investments
and capital gains distributions	(178)	(1,519)	(28)	(79)	(331)
Net unrealized appreciation
(depreciation) of investments	969	3,467	536	418	377
Net realized and unrealized gain (loss)
on investments	791	1,948	508	339	46
Net increase (decrease) in net assets
resulting from operations	$ 750	$ 1,809	$ 502	$ 310	$ 54

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

			ING
	ING	ING	Oppenheimer
	Oppenheimer	Oppenheimer	Strategic	ING PIMCO
	Global	Global	Income	Total Return	ING Solution
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -
	Initial Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 4	$ 166	$ 4	$ 7	$ 6
Total investment income	4	166	4	7	6
Expenses:
Mortality, expense risk
and other charges	2	116	1	2	1
Annual administrative charges	-	2	-	-	-
Contingent deferred sales charges	2	11	-	-	-
Other contract charges	1	59	1	1	1
Total expenses	5	188	2	3	2
Net investment income (loss)	(1)	(22)	2	4	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(15)	(521)	-	(1)	(1)
Capital gains distributions	3	138	-	8	1
Total realized gain (loss) on investments
and capital gains distributions	(12)	(383)	-	7	-
Net unrealized appreciation
(depreciation) of investments	66	2,768	16	12	24
Net realized and unrealized gain (loss)
on investments	54	2,385	16	19	24
Net increase (decrease) in net assets
resulting from operations	$ 53	$ 2,363	$ 18	$ 23	$ 28

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

					ING T. Rowe
					Price
				ING Solution	Diversified Mid
	ING Solution	ING Solution	ING Solution	Income	Cap Growth
	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 32	$ 2	$ -	$ 4	$ 3
Total investment income	32	2	-	4	3
Expenses:
Mortality, expense risk
and other charges	10	1	-	1	9
Annual administrative charges	-	-	-	-	-
Contingent deferred sales charges	-	-	-	-	-
Other contract charges	5	1	-	-	5
Total expenses	15	2	-	1	14
Net investment income (loss)	17	-	-	3	(11)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9)	(1)	-	(6)	(37)
Capital gains distributions	1	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(8)	(1)	-	(6)	(37)
Net unrealized appreciation
(depreciation) of investments	202	20	4	18	364
Net realized and unrealized gain (loss)
on investments	194	19	4	12	327
Net increase (decrease) in net assets
resulting from operations	$ 211	$ 19	$ 4	$ 15	$ 316

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING T. Rowe				ING UBS U.S.
	Price Growth	ING Templeton	ING Thornburg	ING Thornburg	Large Cap
	Equity	Foreign Equity	Value	Value	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 1	$ 7
Total investment income	-	-	-	1	7
Expenses:
Mortality, expense risk
and other charges	28	105	-	2	7
Annual administrative charges	-	1	-	-	-
Contingent deferred sales charges	-	6	-	-	-
Other contract charges	14	41	-	1	4
Total expenses	42	153	-	3	11
Net investment income (loss)	(42)	(153)	-	(2)	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(103)	(498)	-	(1)	(18)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(103)	(498)	-	(1)	(18)
Net unrealized appreciation
(depreciation) of investments	837	2,419	1	50	158
Net realized and unrealized gain (loss)
on investments	734	1,921	1	49	140
Net increase (decrease) in net assets
resulting from operations	$ 692	$ 1,768	$ 1	$ 47	$ 136

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING Van	ING Van	ING Strategic	ING Strategic	ING Strategic
	Kampen	Kampen Equity	Allocation	Allocation	Allocation
	Comstock	and Income	Conservative	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Class S	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ 106	$ 45	$ -	$ 10	$ 2
Total investment income	106	45	-	10	2
Expenses:
Mortality, expense risk
and other charges	63	38	-	1	-
Annual administrative charges	1	-	-	-	-
Contingent deferred sales charges	6	2	-	-	-
Other contract charges	28	12	-	1	-
Total expenses	98	52	-	2	-
Net investment income (loss)	8	(7)	-	8	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(241)	(61)	-	(2)	-
Capital gains distributions	-	-	-	6	1
Total realized gain (loss) on investments
and capital gains distributions	(241)	(61)	-	4	1
Net unrealized appreciation
(depreciation) of investments	1,159	550	-	12	2
Net realized and unrealized gain (loss)
on investments	918	489	-	16	3
Net increase (decrease) in net assets
resulting from operations	$ 926	$ 482	$ -	$ 24	$ 5

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING Growth	ING Growth
	and Income	and Income	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Class I	Class S	Series 3	Series 4	Series 5
Net investment income (loss)
Income:
Dividends	$ 17	$ 49	$ 48	$ 104	$ 95
Total investment income	17	49	48	104	95
Expenses:
Mortality, expense risk
and other charges	15	31	9	23	55
Annual administrative charges	1	1	-	-	1
Contingent deferred sales charges	-	1	2	8	25
Other contract charges	-	17	-	-	-
Total expenses	16	50	11	31	81
Net investment income (loss)	1	(1)	37	73	14

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(79)	(92)	(165)	(550)	(202)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(79)	(92)	(165)	(550)	(202)
Net unrealized appreciation
(depreciation) of investments	367	566	109	448	139
Net realized and unrealized gain (loss)
on investments	288	474	(56)	(102)	(63)
Net increase (decrease) in net assets
resulting from operations	$ 289	$ 473	$ (19)	$ (29)	$ (49)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 6	Series 7	Series 8	Series 9	Series 10
Net investment income (loss)
Income:
Dividends	$ 28	$ 59	$ 8	$ 5	$ 24
Total investment income	28	59	8	5	24
Expenses:
Mortality, expense risk
and other charges	28	55	8	5	17
Annual administrative charges	-	-	-	-	-
Contingent deferred sales charges	4	2	-	-	20
Other contract charges	-	-	-	-	-
Total expenses	32	57	8	5	37
Net investment income (loss)	(4)	2	-	-	(13)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(65)	(75)	(2)	(2)	(177)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(65)	(75)	(2)	(2)	(177)
Net unrealized appreciation
(depreciation) of investments	54	38	1	-	153
Net realized and unrealized gain (loss)
on investments	(11)	(37)	(1)	(2)	(24)
Net increase (decrease) in net assets
resulting from operations	$ (15)	$ (35)	$ (1)	$ (2)	$ (37)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

					ING BlackRock
					Science and
					Technology
	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	Opportunities
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Portfolio -
	Series 11	Series 12	Series 13	Series 14	Class S
Net investment income (loss)
Income:
Dividends	$ 9	$ 2	$ 24	$ 385	$ -
Total investment income	9	2	24	385	-
Expenses:
Mortality, expense risk
and other charges	4	1	15	216	49
Annual administrative charges	-	-	-	2	1
Contingent deferred sales charges	1	-	1	15	3
Other contract charges	-	-	-	-	23
Total expenses	5	1	16	233	76
Net investment income (loss)	4	1	8	152	(76)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6)	(1)	(5)	(11)	(96)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(6)	(1)	(5)	(11)	(96)
Net unrealized appreciation
(depreciation) of investments	(6)	(2)	(34)	(459)	1,459
Net realized and unrealized gain (loss)
on investments	(12)	(3)	(39)	(470)	1,363
Net increase (decrease) in net assets
resulting from operations	$ (8)	$ (2)	$ (31)	$ (318)	$ 1,287

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING Dow Jones
	Euro STOXX	ING Global		ING Index Plus	ING Index Plus
	50 Index	Equity Option	ING Hang Seng	LargeCap	MidCap
	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class A	Class S	Class S	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 8	$ 96	$ 74
Total investment income	-	-	8	96	74
Expenses:
Mortality, expense risk
and other charges	-	-	10	49	79
Annual administrative charges	-	-	-	1	1
Contingent deferred sales charges	-	-	-	2	6
Other contract charges	-	-	5	28	45
Total expenses	-	-	15	80	131
Net investment income (loss)	-	-	(7)	16	(57)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(2)	12	(163)	(403)
Capital gains distributions	-	4	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	2	12	(163)	(403)
Net unrealized appreciation
(depreciation) of investments	-	-	85	782	1,844
Net realized and unrealized gain (loss)
on investments	-	2	97	619	1,441
Net increase (decrease) in net assets
resulting from operations	$ -	$ 2	$ 90	$ 635	$ 1,384

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

				ING
				Opportunistic	ING
	ING Index Plus	ING	ING Japan	Large Cap	Opportunistic
	SmallCap	International	Equity Index	Growth	Large Cap
	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class A	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ 66	$ -	$ -	$ -	$ 3
Total investment income	66	-	-	-	3
Expenses:
Mortality, expense risk
and other charges	67	25	-	-	2
Annual administrative charges	1	-	-	-	-
Contingent deferred sales charges	3	1	-	-	-
Other contract charges	40	11	-	-	-
Total expenses	111	37	-	-	2
Net investment income (loss)	(45)	(37)	-	-	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(318)	(62)	(1)	(6)	(12)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(318)	(62)	(1)	(6)	(12)
Net unrealized appreciation
(depreciation) of investments	1,265	510	-	10	27
Net realized and unrealized gain (loss)
on investments	947	448	(1)	4	15
Net increase (decrease) in net assets
resulting from operations	$ 902	$ 411	$ (1)	$ 4	$ 16

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING Russell™	ING Russell™		ING Russell™	ING Russell™
	Global Large	Large Cap	ING Russell™	Large Cap	Mid Cap
	Cap Index 75%	Growth Index	Large Cap	Value Index	Growth Index
	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ 7	$ -	$ -	$ -	$ -
Total investment income	7	-	-	-	-
Expenses:
Mortality, expense risk
and other charges	2	7	51	10	22
Annual administrative charges	-	-	1	-	1
Contingent deferred sales charges	-	-	2	2	1
Other contract charges	-	3	19	4	10
Total expenses	2	10	73	16	34
Net investment income (loss)	5	(10)	(73)	(16)	(34)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	23	(146)	42	25
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	23	(146)	42	25
Net unrealized appreciation
(depreciation) of investments	19	148	1,247	194	426
Net realized and unrealized gain (loss)
on investments	19	171	1,101	236	451
Net increase (decrease) in net assets
resulting from operations	$ 24	$ 161	$ 1,028	$ 220	$ 417

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

					ING
					WisdomTreeSM
	ING Russell™	ING Russell™	ING Small		Global High-
	Mid Cap Index	Small Cap	Company	ING U.S. Bond	Yielding Equity
	Portfolio -	Index Portfolio -	Portfolio -	Index Portfolio -	Index Portfolio -
	Class S	Class S	Class S	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 10	$ 103	$ -
Total investment income	-	-	10	103	-
Expenses:
Mortality, expense risk
and other charges	18	19	25	72	71
Annual administrative charges	-	-	-	1	1
Contingent deferred sales charges	-	1	-	1	14
Other contract charges	7	8	12	35	39
Total expenses	25	28	37	109	125
Net investment income (loss)	(25)	(28)	(27)	(6)	(125)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(97)	(127)	(113)	37	(1,822)
Capital gains distributions	-	-	-	42	-
Total realized gain (loss) on investments
and capital gains distributions	(97)	(127)	(113)	79	(1,822)
Net unrealized appreciation
(depreciation) of investments	596	473	653	95	2,857
Net realized and unrealized gain (loss)
on investments	499	346	540	174	1,035
Net increase (decrease) in net assets
resulting from operations	$ 474	$ 318	$ 513	$ 168	$ 910

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

					Legg Mason
					Global Currents
	ING			Legg Mason	Variable
	International	ING MidCap	ING SmallCap	ClearBridge	International
	Value	Opportunities	Opportunities	Variable	All Cap
	Portfolio -	Portfolio -	Portfolio -	Investors	Opportunity
	Class S	Class S	Class S	Portfolio	Portfolio
Net investment income (loss)
Income:
Dividends	$ 13	$ 4	$ -	$ 5	$ 1
Total investment income	13	4	-	5	1
Expenses:
Mortality, expense risk
and other charges	10	46	9	4	1
Annual administrative charges	-	1	-	-	-
Contingent deferred sales charges	-	-	-	-	-
Other contract charges	6	21	5	-	-
Total expenses	16	68	14	4	1
Net investment income (loss)	(3)	(64)	(14)	1	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(64)	(293)	(89)	(21)	(29)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(64)	(293)	(89)	(21)	(29)
Net unrealized appreciation
(depreciation) of investments	266	1,523	259	78	55
Net realized and unrealized gain (loss)
on investments	202	1,230	170	57	26
Net increase (decrease) in net assets
resulting from operations	$ 199	$ 1,166	$ 156	$ 58	$ 26

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

				Legg Mason	Legg Mason
	Legg Mason	Legg Mason	Legg Mason	Western Asset	Western Asset
	Variable	Variable	Variable	Variable High	Variable Money
	Lifestyle	Lifestyle	Lifestyle	Income	Market
	Allocation 50%	Allocation 70%	Allocation 85%	Portfolio	Portfolio
Net investment income (loss)
Income:
Dividends	$ 57	$ 16	$ 5	$ 18	$ -
Total investment income	57	16	5	18	-
Expenses:
Mortality, expense risk
and other charges	17	6	3	2	1
Annual administrative charges	1	1	1	-	-
Contingent deferred sales charges	-	-	-	-	-
Other contract charges	-	-	-	-	-
Total expenses	18	7	4	2	1
Net investment income (loss)	39	9	1	16	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(82)	(38)	(19)	(1)	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(82)	(38)	(19)	(1)	-
Net unrealized appreciation
(depreciation) of investments	379	146	81	52	-
Net realized and unrealized gain (loss)
on investments	297	108	62	51	-
Net increase (decrease) in net assets
resulting from operations	$ 336	$ 117	$ 63	$ 67	$ (1)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	Oppenheimer	PIMCO Real
	Main Street	Return	Pioneer Equity	Pioneer Small
	Small Cap	Portfolio -	Income VCT	Cap Value VCT
	Fund®/VA -	Administrative	Portfolio -	Portfolio -	ProFund VP
	Service Class	Class	Class II	Class II	Bull
Net investment income (loss)
Income:
Dividends	$ 1	$ 5	$ 45	$ -	$ -
Total investment income	1	5	45	-	-
Expenses:
Mortality, expense risk
and other charges	1	2	16	-	1
Annual administrative charges	-	-	-	-	-
Contingent deferred sales charges	-	-	-	-	-
Other contract charges	1	1	8	-	-
Total expenses	2	3	24	-	1
Net investment income (loss)	(1)	2	21	-	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	-	(216)	(104)	(5)
Capital gains distributions	-	7	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(4)	7	(216)	(104)	(5)
Net unrealized appreciation
(depreciation) of investments	32	16	396	100	17
Net realized and unrealized gain (loss)
on investments	28	23	180	(4)	12
Net increase (decrease) in net assets
resulting from operations	$ 27	$ 25	$ 201	$ (4)	$ 11

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

		ProFund VP
	ProFund VP	Rising Rates
	Europe 30	Opportunity
Net investment income (loss)
Income:
Dividends	$ 2	$ 1
Total investment income	2	1
Expenses:
Mortality, expense risk
and other charges	1	4
Annual administrative charges	-	-
Contingent deferred sales charges	-	-
Other contract charges	-	1
Total expenses	1	5
Net investment income (loss)	1	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(7)	(12)
Capital gains distributions	-	-
Total realized gain (loss) on investments
and capital gains distributions	(7)	(12)
Net unrealized appreciation
(depreciation) of investments	22	68
Net realized and unrealized gain (loss)
on investments	15	56
Net increase (decrease) in net assets
resulting from operations	$ 16	$ 52

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

		BlackRock	Columbia Small	Fidelity® VIP
	AIM V.I.	Global	Cap Value	Equity-Income
	Leisure Fund -	Allocation V.I.	Fund, Variable	Portfolio -
	Series I Shares	Fund - Class III	Series - Class B	Service Class 2
Net assets at January 1, 2008	$ 295	$ -	$ 1,339	$ 6,472

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	112	(22)	26
Total realized gain (loss) on investments
and capital gains distributions	26	(3)	93	(145)
Net unrealized appreciation (depreciation)
of investments	(137)	(752)	(460)	(3,082)
Net increase (decrease) in net assets from operations	(114)	(643)	(389)	(3,201)
Changes from principal transactions:
Premiums	2	4,346	-	1,430
Death benefits	-	-	(2)	(5)
Surrenders and withdrawals	(48)	1,874	(116)	(332)
Transfers between Divisions
(including fixed account), net	-	193	-	4
Increase (decrease) in net assets derived from
principal transactions	(46)	6,413	(118)	1,097
Total increase (decrease) in net assets	(160)	5,770	(507)	(2,104)
Net assets at December 31, 2008	135	5,770	832	4,368

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(4)	(13)	2
Total realized gain (loss) on investments
and capital gains distributions	(6)	(261)	(30)	(372)
Net unrealized appreciation (depreciation)
of investments	47	2,317	224	1,619
Net increase (decrease) in net assets from operations	40	2,052	181	1,249
Changes from principal transactions:
Premiums	-	2,630	1	349
Death benefits	-	(150)	(7)	(51)
Surrenders and withdrawals	(1)	(274)	(7)	(188)
Transfers between Divisions
(including fixed account), net	(1)	4,275	(30)	182
Increase (decrease) in net assets derived from
principal transactions	(2)	6,481	(43)	292
Total increase (decrease) in net assets	38	8,533	138	1,541
Net assets at December 31, 2009	$ 173	$ 14,303	$ 970	$ 5,909

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	Fidelity® VIP	Franklin Small		ING
	Contrafund®	Cap Value	ING Balanced	Intermediate
	Portfolio -	Securities	Portfolio -	Bond Portfolio -
	Service Class 2	Fund - Class 2	Class S	Class S
Net assets at January 1, 2008	$ 19,975	$ -	$ 247	$ 8,008

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(226)	(2)	3	583
Total realized gain (loss) on investments
and capital gains distributions	48	10	3	(265)
Net unrealized appreciation (depreciation)
of investments	(12,838)	(169)	(78)	(2,263)
Net increase (decrease) in net assets from operations	(13,016)	(161)	(72)	(1,945)
Changes from principal transactions:
Premiums	14,613	668	101	14,263
Death benefits	(130)	-	-	(139)
Surrenders and withdrawals	(384)	52	(100)	(4,597)
Transfers between Divisions
(including fixed account), net	63	-	-	68
Increase (decrease) in net assets derived from
principal transactions	14,162	720	1	9,595
Total increase (decrease) in net assets	1,146	559	(71)	7,650
Net assets at December 31, 2008	21,121	559	176	15,658

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(255)	1	5	784
Total realized gain (loss) on investments
and capital gains distributions	(2,466)	(46)	(7)	(540)
Net unrealized appreciation (depreciation)
of investments	10,058	344	40	1,289
Net increase (decrease) in net assets from operations	7,337	299	38	1,533
Changes from principal transactions:
Premiums	2,493	442	53	3,704
Death benefits	(185)	-	-	(222)
Surrenders and withdrawals	(494)	(25)	(8)	(347)
Transfers between Divisions
(including fixed account), net	(1,929)	(142)	2	(501)
Increase (decrease) in net assets derived from
principal transactions	(115)	275	47	2,634
Total increase (decrease) in net assets	7,222	574	85	4,167
Net assets at December 31, 2009	$ 28,343	$ 1,133	$ 261	$ 19,825

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING
	AllianceBernstein	ING American
	Mid Cap Growth	Funds Asset	ING American	ING American
	Portfolio - Service	Allocation	Funds Bond	Funds Growth
	Class	Portfolio	Portfolio	Portfolio
Net assets at January 1, 2008	$ 3,393	$ -	$ -	$ 42,613

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(67)	(13)	(108)	(641)
Total realized gain (loss) on investments
and capital gains distributions	316	(7)	(93)	3,074
Net unrealized appreciation (depreciation)
of investments	(2,139)	(297)	(607)	(27,123)
Net increase (decrease) in net assets from operations	(1,890)	(317)	(808)	(24,690)
Changes from principal transactions:
Premiums	1,076	2,068	8,264	15,890
Death benefits	(3)	-	(35)	(116)
Surrenders and withdrawals	33	123	3,139	661
Transfers between Divisions
(including fixed account), net	11	-	28	138
Increase (decrease) in net assets derived from
principal transactions	1,117	2,191	11,396	16,573
Total increase (decrease) in net assets	(773)	1,874	10,588	(8,117)
Net assets at December 31, 2008	2,620	1,874	10,588	34,496

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(42)	(26)	170	(236)
Total realized gain (loss) on investments
and capital gains distributions	(1,501)	(84)	(245)	3,661
Net unrealized appreciation (depreciation)
of investments	2,193	1,238	1,654	9,239
Net increase (decrease) in net assets from operations	650	1,128	1,579	12,664
Changes from principal transactions:
Premiums	220	3,691	3,068	4,184
Death benefits	(34)	-	(46)	(403)
Surrenders and withdrawals	(31)	(27)	(448)	(893)
Transfers between Divisions
(including fixed account), net	(3,425)	1,012	2,131	(739)
Increase (decrease) in net assets derived from
principal transactions	(3,270)	4,676	4,705	2,149
Total increase (decrease) in net assets	(2,620)	5,804	6,284	14,813
Net assets at December 31, 2009	$ -	$ 7,678	$ 16,872	$ 49,309

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

			ING American
	ING American	ING American	Funds World	ING Artio
	Funds Growth-	Funds	Allocation	Foreign
	Income	International	Portfolio -	Portfolio -
	Portfolio	Portfolio	Service Class	Service Class
Net assets at January 1, 2008	$ 27,024	$ 25,141	$ -	$ 15,185

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(215)	(102)	-	(354)
Total realized gain (loss) on investments
and capital gains distributions	945	1,627	-	1,520
Net unrealized appreciation (depreciation)
of investments	(13,665)	(15,875)	-	(10,053)
Net increase (decrease) in net assets from operations	(12,935)	(14,350)	-	(8,887)
Changes from principal transactions:
Premiums	9,375	12,314	-	5,212
Death benefits	(251)	(213)	-	(29)
Surrenders and withdrawals	(1,399)	(2,497)	-	300
Transfers between Divisions
(including fixed account), net	87	106	-	2
Increase (decrease) in net assets derived from
principal transactions	7,812	9,710	-	5,485
Total increase (decrease) in net assets	(5,123)	(4,640)	-	(3,402)
Net assets at December 31, 2008	21,901	20,501	-	11,783

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(25)	271	(9)	113
Total realized gain (loss) on investments
and capital gains distributions	1,060	2,719	95	(2,278)
Net unrealized appreciation (depreciation)
of investments	5,410	5,052	123	3,648
Net increase (decrease) in net assets from operations	6,445	8,042	209	1,483
Changes from principal transactions:
Premiums	3,325	2,786	919	599
Death benefits	(375)	(96)	-	(137)
Surrenders and withdrawals	(861)	(385)	(11)	(340)
Transfers between Divisions
(including fixed account), net	(487)	156	39	(1,670)
Increase (decrease) in net assets derived from
principal transactions	1,602	2,461	947	(1,548)
Total increase (decrease) in net assets	8,047	10,503	1,156	(65)
Net assets at December 31, 2009	$ 29,948	$ 31,004	$ 1,156	$ 11,718

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING BlackRock	ING BlackRock	ING BlackRock	ING Clarion
	Inflation	Large Cap	Large Cap	Global Real
	Protected Bond	Growth	Value	Estate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2008	$ -	$ 1,193	$ 654	$ 3,556

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(37)	(10)	(97)
Total realized gain (loss) on investments
and capital gains distributions	-	145	21	(136)
Net unrealized appreciation (depreciation)
of investments	-	(1,017)	(246)	(2,224)
Net increase (decrease) in net assets from operations	-	(909)	(235)	(2,457)
Changes from principal transactions:
Premiums	-	1,205	-	2,500
Death benefits	-	-	(2)	(34)
Surrenders and withdrawals	-	173	(28)	701
Transfers between Divisions
(including fixed account), net	-	18	-	31
Increase (decrease) in net assets derived from
principal transactions	-	1,396	(30)	3,198
Total increase (decrease) in net assets	-	487	(265)	741
Net assets at December 31, 2008	-	1,680	389	4,297

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30	(45)	(9)	15
Total realized gain (loss) on investments
and capital gains distributions	2	(166)	(9)	(1,034)
Net unrealized appreciation (depreciation)
of investments	175	768	58	2,516
Net increase (decrease) in net assets from operations	207	557	40	1,497
Changes from principal transactions:
Premiums	1,404	450	-	921
Death benefits	-	-	-	(20)
Surrenders and withdrawals	(8)	(54)	(13)	(51)
Transfers between Divisions
(including fixed account), net	5,829	244	18	(614)
Increase (decrease) in net assets derived from
principal transactions	7,225	640	5	236
Total increase (decrease) in net assets	7,432	1,197	45	1,733
Net assets at December 31, 2009	$ 7,432	$ 2,877	$ 434	$ 6,030

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING Clarion	ING Evergreen	ING Evergreen	ING FMRSM
	Real Estate	Health Sciences	Omega	Diversified Mid
	Portfolio -	Portfolio -	Portfolio -	Cap Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2008	$ 6,415	$ 3,819	$ 157	$ 8,840

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(60)	(81)	(4)	(116)
Total realized gain (loss) on investments
and capital gains distributions	334	215	25	488
Net unrealized appreciation (depreciation)
of investments	(2,637)	(1,550)	(94)	(4,554)
Net increase (decrease) in net assets from operations	(2,363)	(1,416)	(73)	(4,182)
Changes from principal transactions:
Premiums	225	1,354	143	2,043
Death benefits	(36)	(25)	(12)	(5)
Surrenders and withdrawals	(852)	480	(16)	(239)
Transfers between Divisions
(including fixed account), net	3	42	-	42
Increase (decrease) in net assets derived from
principal transactions	(660)	1,851	115	1,841
Total increase (decrease) in net assets	(3,023)	435	42	(2,341)
Net assets at December 31, 2008	3,392	4,254	199	6,499

Increase (decrease) in net assets
Operations:
Net investment income (loss)	53	(109)	(14)	(121)
Total realized gain (loss) on investments
and capital gains distributions	(864)	(377)	(48)	(823)
Net unrealized appreciation (depreciation)
of investments	1,882	1,284	398	2,993
Net increase (decrease) in net assets from operations	1,071	798	336	2,049
Changes from principal transactions:
Premiums	44	384	426	685
Death benefits	(47)	(11)	-	(86)
Surrenders and withdrawals	(66)	(66)	(2)	(344)
Transfers between Divisions
(including fixed account), net	(173)	(379)	752	(628)
Increase (decrease) in net assets derived from
principal transactions	(242)	(72)	1,176	(373)
Total increase (decrease) in net assets	829	726	1,512	1,676
Net assets at December 31, 2009	$ 4,221	$ 4,980	$ 1,711	$ 8,175

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

				ING Franklin
				Templeton
		ING Franklin	ING Franklin	Founding
	ING Focus 5	Income	Mutual Shares	Strategy
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2008	$ 459	$ 9,530	$ 4,655	$ 5,721

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	90	98	(197)
Total realized gain (loss) on investments
and capital gains distributions	(43)	(89)	(183)	(237)
Net unrealized appreciation (depreciation)
of investments	(713)	(3,822)	(2,412)	(4,153)
Net increase (decrease) in net assets from operations	(754)	(3,821)	(2,497)	(4,587)
Changes from principal transactions:
Premiums	1,567	4,209	2,155	8,806
Death benefits	(11)	(228)	(36)	(19)
Surrenders and withdrawals	14	(649)	459	(118)
Transfers between Divisions
(including fixed account), net	-	39	48	203
Increase (decrease) in net assets derived from
principal transactions	1,570	3,371	2,626	8,872
Total increase (decrease) in net assets	816	(450)	129	4,285
Net assets at December 31, 2008	1,275	9,080	4,784	10,006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(34)	625	(117)	64
Total realized gain (loss) on investments
and capital gains distributions	(187)	(561)	(399)	(115)
Net unrealized appreciation (depreciation)
of investments	477	3,928	1,654	3,062
Net increase (decrease) in net assets from operations	256	3,992	1,138	3,011
Changes from principal transactions:
Premiums	85	747	376	842
Death benefits	-	(76)	(43)	(125)
Surrenders and withdrawals	(35)	(556)	(95)	(136)
Transfers between Divisions
(including fixed account), net	(95)	6,988	(90)	292
Increase (decrease) in net assets derived from
principal transactions	(45)	7,103	148	873
Total increase (decrease) in net assets	211	11,095	1,286	3,884
Net assets at December 31, 2009	$ 1,486	$ 20,175	$ 6,070	$ 13,890

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

				ING
			ING Index Plus	International
	ING Global	ING Growth	International	Growth
	Resources	and Income	Equity	Opportunities
	Portfolio -	Portfolio II -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2008	$ 7,494	$ 7,220	$ 2,399	$ 312

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(51)	(111)	100	-
Total realized gain (loss) on investments
and capital gains distributions	1,755	434	640	75
Net unrealized appreciation (depreciation)
of investments	(8,073)	(4,177)	(2,057)	(239)
Net increase (decrease) in net assets from operations	(6,369)	(3,854)	(1,317)	(164)
Changes from principal transactions:
Premiums	5,243	318	862	-
Death benefits	(21)	(17)	(13)	-
Surrenders and withdrawals	3,217	(766)	(95)	1
Transfers between Divisions
(including fixed account), net	223	9	15	-
Increase (decrease) in net assets derived from
principal transactions	8,662	(456)	769	1
Total increase (decrease) in net assets	2,293	(4,310)	(548)	(163)
Net assets at December 31, 2008	9,787	2,910	1,851	149

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(302)	40	95	5
Total realized gain (loss) on investments
and capital gains distributions	(1,075)	(3,919)	(1,765)	(144)
Net unrealized appreciation (depreciation)
of investments	5,220	4,266	1,990	199
Net increase (decrease) in net assets from operations	3,843	387	320	60
Changes from principal transactions:
Premiums	1,051	1	69	-
Death benefits	(54)	(16)	-	-
Surrenders and withdrawals	(564)	(19)	(1)	-
Transfers between Divisions
(including fixed account), net	188	(3,263)	(2,239)	(209)
Increase (decrease) in net assets derived from
principal transactions	621	(3,297)	(2,171)	(209)
Total increase (decrease) in net assets	4,464	(2,910)	(1,851)	(149)
Net assets at December 31, 2009	$ 14,251	$ -	$ -	$ -
The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

		ING JPMorgan	ING JPMorgan	ING JPMorgan
	ING Janus	Emerging	Small Cap Core	Value
	Contrarian	Markets Equity	Equity	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2008	$ 7,496	$ 14,048	$ 6,395	$ 1,739

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(123)	28	(103)	18
Total realized gain (loss) on investments
and capital gains distributions	766	1,019	302	130
Net unrealized appreciation (depreciation)
of investments	(6,453)	(10,767)	(2,068)	(891)
Net increase (decrease) in net assets from operations	(5,810)	(9,720)	(1,869)	(743)
Changes from principal transactions:
Premiums	3,621	6,258	435	214
Death benefits	(144)	(40)	(8)	(15)
Surrenders and withdrawals	1,639	717	(1,189)	(135)
Transfers between Divisions
(including fixed account), net	189	13	6	-
Increase (decrease) in net assets derived from
principal transactions	5,305	6,948	(756)	64
Total increase (decrease) in net assets	(505)	(2,772)	(2,625)	(679)
Net assets at December 31, 2008	6,991	11,276	3,770	1,060

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(124)	(152)	(70)	48
Total realized gain (loss) on investments
and capital gains distributions	(1,355)	(664)	(652)	(868)
Net unrealized appreciation (depreciation)
of investments	3,772	8,267	1,341	883
Net increase (decrease) in net assets from operations	2,293	7,451	619	63
Changes from principal transactions:
Premiums	573	1,380	187	-
Death benefits	(28)	(45)	-	-
Surrenders and withdrawals	(128)	(238)	(71)	(13)
Transfers between Divisions
(including fixed account), net	(925)	(1,549)	(549)	(1,110)
Increase (decrease) in net assets derived from
principal transactions	(508)	(452)	(433)	(1,123)
Total increase (decrease) in net assets	1,785	6,999	186	(1,060)
Net assets at December 31, 2009	$ 8,776	$ 18,275	$ 3,956	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING LifeStyle			ING LifeStyle
	Aggressive	ING LifeStyle	ING LifeStyle	Moderate
	Growth	Conservative	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2008	$ 27,984	$ -	$ 59,323	$ 60,549

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(160)	-	(382)	(77)
Total realized gain (loss) on investments
and capital gains distributions	2,372	-	3,389	2,992
Net unrealized appreciation (depreciation)
of investments	(16,162)	-	(35,712)	(31,906)
Net increase (decrease) in net assets from operations	(13,950)	-	(32,705)	(28,991)
Changes from principal transactions:
Premiums	6,820	-	34,499	37,176
Death benefits	-	-	(594)	(225)
Surrenders and withdrawals	(1,520)	-	(1,534)	(1,948)
Transfers between Divisions
(including fixed account), net	60	-	450	723
Increase (decrease) in net assets derived from
principal transactions	5,360	-	32,821	35,726
Total increase (decrease) in net assets	(8,590)	-	116	6,735
Net assets at December 31, 2008	19,394	-	59,439	67,284

Increase (decrease) in net assets
Operations:
Net investment income (loss)	351	71	1,628	2,457
Total realized gain (loss) on investments
and capital gains distributions	(10,688)	391	(21,818)	(17,380)
Net unrealized appreciation (depreciation)
of investments	15,542	-	33,433	29,017
Net increase (decrease) in net assets from operations	5,205	462	13,243	14,094
Changes from principal transactions:
Premiums	1,710	2,811	6,284	7,303
Death benefits	-	-	(793)	(415)
Surrenders and withdrawals	(247)	(25)	(700)	(1,166)
Transfers between Divisions
(including fixed account), net	(26,062)	(3,248)	(77,473)	(87,100)
Increase (decrease) in net assets derived from
principal transactions	(24,599)	(462)	(72,682)	(81,378)
Total increase (decrease) in net assets	(19,394)	-	(59,439)	(67,284)
Net assets at December 31, 2009	$ -	$ -	$ -	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

				ING Lord
	ING LifeStyle	ING Limited	ING Liquid	Abbett
	Moderate	Maturity Bond	Assets	Affiliated
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2008	$ 28,694	$ 513	$ 25,976	$ 482

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(97)	23	(348)	1
Total realized gain (loss) on investments
and capital gains distributions	979	(2)	-	28
Net unrealized appreciation (depreciation)
of investments	(11,587)	(28)	-	(203)
Net increase (decrease) in net assets from operations	(10,705)	(7)	(348)	(174)
Changes from principal transactions:
Premiums	17,280	-	35,796	2
Death benefits	(300)	-	(93)	(10)
Surrenders and withdrawals	348	(74)	(9,099)	(43)
Transfers between Divisions
(including fixed account), net	141	-	30	-
Increase (decrease) in net assets derived from
principal transactions	17,469	(74)	26,634	(51)
Total increase (decrease) in net assets	6,764	(81)	26,286	(225)
Net assets at December 31, 2008	35,458	432	52,262	257

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,658	14	(1,171)	(4)
Total realized gain (loss) on investments
and capital gains distributions	(5,366)	(10)	120	(8)
Net unrealized appreciation (depreciation)
of investments	10,643	17	-	53
Net increase (decrease) in net assets from operations	6,935	21	(1,051)	41
Changes from principal transactions:
Premiums	5,220	-	20,691	-
Death benefits	(647)	-	(335)	-
Surrenders and withdrawals	(807)	(88)	(6,237)	(4)
Transfers between Divisions
(including fixed account), net	(46,159)	9	(19,094)	7
Increase (decrease) in net assets derived from
principal transactions	(42,393)	(79)	(4,975)	3
Total increase (decrease) in net assets	(35,458)	(58)	(6,026)	44
Net assets at December 31, 2009	$ -	$ 374	$ 46,236	$ 301

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

		ING Marsico
	ING Marsico	International	ING MFS Total	ING MFS
	Growth	Opportunities	Return	Utilities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2008	$ 8,518	$ 5,453	$ 11,493	$ 7,122

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(108)	(67)	430	136
Total realized gain (loss) on investments
and capital gains distributions	(745)	790	688	1,216
Net unrealized appreciation (depreciation)
of investments	(3,117)	(5,217)	(3,914)	(5,193)
Net increase (decrease) in net assets from operations	(3,970)	(4,494)	(2,796)	(3,841)
Changes from principal transactions:
Premiums	1,589	2,938	2,449	3,984
Death benefits	(107)	(98)	(314)	(50)
Surrenders and withdrawals	(256)	1,470	(1,703)	(22)
Transfers between Divisions
(including fixed account), net	-	16	12	-
Increase (decrease) in net assets derived from
principal transactions	1,226	4,326	444	3,912
Total increase (decrease) in net assets	(2,744)	(168)	(2,352)	71
Net assets at December 31, 2008	5,774	5,285	9,141	7,193

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(77)	(62)	51	326
Total realized gain (loss) on investments
and capital gains distributions	(345)	(599)	(463)	(161)
Net unrealized appreciation (depreciation)
of investments	1,956	2,471	1,921	2,388
Net increase (decrease) in net assets from operations	1,534	1,810	1,509	2,553
Changes from principal transactions:
Premiums	398	723	936	1,489
Death benefits	(82)	(42)	(85)	(74)
Surrenders and withdrawals	(189)	(108)	(372)	(241)
Transfers between Divisions
(including fixed account), net	(401)	(1,008)	557	674
Increase (decrease) in net assets derived from
principal transactions	(274)	(435)	1,036	1,848
Total increase (decrease) in net assets	1,260	1,375	2,545	4,401
Net assets at December 31, 2009	$ 7,034	$ 6,660	$ 11,686	$ 11,594

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING Multi-	ING
	Manager	Oppenheimer	ING
	International	Active	Oppenheimer	ING PIMCO
	Small Cap	Allocation	Main Street	High Yield
	Portfolio -	Portfolio -	Portfolio® -	Portfolio -
	Class S	Service Class	Service Class	Service Class
Net assets at January 1, 2008	$ -	$ -	$ 8,170	$ 6,521

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	32	393
Total realized gain (loss) on investments
and capital gains distributions	(1)	-	(53)	(317)
Net unrealized appreciation (depreciation)
of investments	(70)	-	(3,512)	(1,785)
Net increase (decrease) in net assets from operations	(72)	-	(3,533)	(1,709)
Changes from principal transactions:
Premiums	159	-	1,431	983
Death benefits	-	-	(42)	(43)
Surrenders and withdrawals	39	-	(774)	(941)
Transfers between Divisions
(including fixed account), net	48	-	28	4
Increase (decrease) in net assets derived from
principal transactions	246	-	643	3
Total increase (decrease) in net assets	174	-	(2,890)	(1,706)
Net assets at December 31, 2008	174	-	5,280	4,815

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22	-	(14)	322
Total realized gain (loss) on investments
and capital gains distributions	(18)	8	(2,930)	(199)
Net unrealized appreciation (depreciation)
of investments	70	44	3,059	1,950
Net increase (decrease) in net assets from operations	74	52	115	2,073
Changes from principal transactions:
Premiums	40	217	171	23
Death benefits	-	-	(17)	(63)
Surrenders and withdrawals	-	-	(132)	(615)
Transfers between Divisions
(including fixed account), net	(288)	154	(5,417)	(336)
Increase (decrease) in net assets derived from
principal transactions	(248)	371	(5,395)	(991)
Total increase (decrease) in net assets	(174)	423	(5,280)	1,082
Net assets at December 31, 2009	$ -	$ 423	$ -	$ 5,897

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING PIMCO		ING Pioneer	ING Retirement
	Total Return	ING Pioneer	Mid Cap Value	Conservative
	Bond Portfolio -	Fund Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Adviser Class
Net assets at January 1, 2008	$ 9,568	$ 270	$ 5,563	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	212	3	(22)	-
Total realized gain (loss) on investments
and capital gains distributions	423	6	242	-
Net unrealized appreciation (depreciation)
of investments	(227)	(124)	(3,273)	-
Net increase (decrease) in net assets from operations	408	(115)	(3,053)	-
Changes from principal transactions:
Premiums	18,190	45	1,637	-
Death benefits	(73)	-	(28)	-
Surrenders and withdrawals	4,140	(10)	2,130	-
Transfers between Divisions
(including fixed account), net	29	15	13	-
Increase (decrease) in net assets derived from
principal transactions	22,286	50	3,752	-
Total increase (decrease) in net assets	22,694	(65)	699	-
Net assets at December 31, 2008	32,262	205	6,262	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	706	(2)	(68)	(20)
Total realized gain (loss) on investments
and capital gains distributions	1,798	(38)	(452)	-
Net unrealized appreciation (depreciation)
of investments	2,557	82	2,029	56
Net increase (decrease) in net assets from operations	5,061	42	1,509	36
Changes from principal transactions:
Premiums	10,370	33	896	333
Death benefits	(114)	(6)	(70)	-
Surrenders and withdrawals	(1,610)	(11)	(88)	(13)
Transfers between Divisions
(including fixed account), net	6,838	(16)	342	4,955
Increase (decrease) in net assets derived from
principal transactions	15,484	-	1,080	5,275
Total increase (decrease) in net assets	20,545	42	2,589	5,311
Net assets at December 31, 2009	$ 52,807	$ 247	$ 8,851	$ 5,311

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

		ING Retirement		ING T. Rowe
	ING Retirement	Moderate	ING Retirement	Price Capital
	Growth	Growth	Moderate	Appreciation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Adviser Class	Service Class
Net assets at January 1, 2008	$ -	$ -	$ -	$ 18,486

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	507
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	1,351
Net unrealized appreciation (depreciation)
of investments	-	-	-	(9,342)
Net increase (decrease) in net assets from operations	-	-	-	(7,484)
Changes from principal transactions:
Premiums	-	-	-	8,209
Death benefits	-	-	-	(51)
Surrenders and withdrawals	-	-	-	797
Transfers between Divisions
(including fixed account), net	-	-	-	4
Increase (decrease) in net assets derived from
principal transactions	-	-	-	8,959
Total increase (decrease) in net assets	-	-	-	1,475
Net assets at December 31, 2008	-	-	-	19,961

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(479)	(379)	(208)	(93)
Total realized gain (loss) on investments
and capital gains distributions	1	15	3	(875)
Net unrealized appreciation (depreciation)
of investments	2,027	1,440	676	7,483
Net increase (decrease) in net assets from operations	1,549	1,076	471	6,515
Changes from principal transactions:
Premiums	979	513	639	2,283
Death benefits	(139)	(42)	(6)	(290)
Surrenders and withdrawals	(381)	(397)	(232)	(533)
Transfers between Divisions
(including fixed account), net	102,700	84,880	47,924	807
Increase (decrease) in net assets derived from
principal transactions	103,159	84,954	48,325	2,267
Total increase (decrease) in net assets	104,708	86,030	48,796	8,782
Net assets at December 31, 2009	$ 104,708	$ 86,030	$ 48,796	$ 28,743

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING T. Rowe		ING Van	ING Van
	Price Equity	ING Templeton	Kampen	Kampen Global
	Income	Global Growth	Capital Growth	Franchise
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2008	$ 10,340	$ 8,903	$ 383	$ 5,000

Increase (decrease) in net assets
Operations:
Net investment income (loss)	187	(87)	(12)	(12)
Total realized gain (loss) on investments
and capital gains distributions	516	117	12	(164)
Net unrealized appreciation (depreciation)
of investments	(4,876)	(3,559)	(489)	(1,463)
Net increase (decrease) in net assets from operations	(4,173)	(3,529)	(489)	(1,639)
Changes from principal transactions:
Premiums	3,086	1,016	156	1,131
Death benefits	(35)	(62)	-	(19)
Surrenders and withdrawals	(2,029)	(1,396)	485	(1,371)
Transfers between Divisions
(including fixed account), net	25	11	-	-
Increase (decrease) in net assets derived from
principal transactions	1,047	(431)	641	(259)
Total increase (decrease) in net assets	(3,126)	(3,960)	152	(1,898)
Net assets at December 31, 2008	7,214	4,943	535	3,102

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(36)	(7)	(4)	163
Total realized gain (loss) on investments
and capital gains distributions	(1,527)	(799)	(292)	(413)
Net unrealized appreciation (depreciation)
of investments	3,177	1,996	425	1,155
Net increase (decrease) in net assets from operations	1,614	1,190	129	905
Changes from principal transactions:
Premiums	999	233	34	621
Death benefits	(3)	(76)	-	(23)
Surrenders and withdrawals	(144)	(162)	(14)	(123)
Transfers between Divisions
(including fixed account), net	(547)	(586)	(684)	353
Increase (decrease) in net assets derived from
principal transactions	305	(591)	(664)	828
Total increase (decrease) in net assets	1,919	599	(535)	1,733
Net assets at December 31, 2009	$ 9,133	$ 5,542	$ -	$ 4,835

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING Van	ING Van
	Kampen Global	Kampen	ING Wells	ING American
	Tactical Asset	Growth and	Fargo Small	Century Large
	Allocation	Income	Cap Disciplined	Company Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2008	$ -	$ 2,583	$ 359	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	49	(3)	31
Total realized gain (loss) on investments
and capital gains distributions	-	227	27	93
Net unrealized appreciation (depreciation)
of investments	-	(1,156)	(142)	(211)
Net increase (decrease) in net assets from operations	-	(880)	(118)	(87)
Changes from principal transactions:
Premiums	-	385	-	297
Death benefits	-	-	-	-
Surrenders and withdrawals	-	(214)	(30)	2
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	-	171	(30)	299
Total increase (decrease) in net assets	-	(709)	(148)	212
Net assets at December 31, 2008	-	1,874	211	212

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(50)	(16)	(4)	2
Total realized gain (loss) on investments
and capital gains distributions	592	(209)	(15)	(210)
Net unrealized appreciation (depreciation)
of investments	246	647	92	211
Net increase (decrease) in net assets from operations	788	422	73	3
Changes from principal transactions:
Premiums	262	268	111	35
Death benefits	-	(83)	-	-
Surrenders and withdrawals	(139)	(151)	(1)	-
Transfers between Divisions
(including fixed account), net	344	212	68	(250)
Increase (decrease) in net assets derived from
principal transactions	467	246	178	(215)
Total increase (decrease) in net assets	1,255	668	251	(212)
Net assets at December 31, 2009	$ 1,255	$ 2,542	$ 462	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING American	ING Baron	ING Columbia
	Century Small-	Small Cap	Small Cap	ING Davis New
	Mid Cap Value	Growth	Value	York Venture
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2008	$ -	$ 6,905	$ 2,404	$ 6,334

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(147)	(64)	(108)
Total realized gain (loss) on investments
and capital gains distributions	20	195	16	49
Net unrealized appreciation (depreciation)
of investments	(56)	(3,662)	(1,255)	(3,593)
Net increase (decrease) in net assets from operations	(37)	(3,614)	(1,303)	(3,652)
Changes from principal transactions:
Premiums	198	2,954	1,548	3,623
Death benefits	-	(5)	(3)	(44)
Surrenders and withdrawals	-	(342)	190	1,523
Transfers between Divisions
(including fixed account), net	-	101	-	159
Increase (decrease) in net assets derived from
principal transactions	198	2,708	1,735	5,261
Total increase (decrease) in net assets	161	(906)	432	1,609
Net assets at December 31, 2008	161	5,999	2,836	7,943

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(184)	(41)	(139)
Total realized gain (loss) on investments
and capital gains distributions	(5)	(276)	(178)	(1,519)
Net unrealized appreciation (depreciation)
of investments	111	2,805	969	3,467
Net increase (decrease) in net assets from operations	107	2,345	750	1,809
Changes from principal transactions:
Premiums	123	1,355	296	728
Death benefits	-	(46)	(7)	(42)
Surrenders and withdrawals	(1)	(83)	(45)	(108)
Transfers between Divisions
(including fixed account), net	156	515	(137)	(905)
Increase (decrease) in net assets derived from
principal transactions	278	1,741	107	(327)
Total increase (decrease) in net assets	385	4,086	857	1,482
Net assets at December 31, 2009	$ 546	$ 10,085	$ 3,693	$ 9,425

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

		ING Legg
		Mason Partners	ING Neuberger	ING
	ING JPMorgan	Aggressive	Berman	Oppenheimer
	Mid Cap Value	Growth	Partners	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class
Net assets at January 1, 2008	$ 827	$ 1,800	$ 923	$ 267

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	(37)	(13)	2
Total realized gain (loss) on investments
and capital gains distributions	85	(4)	(11)	17
Net unrealized appreciation (depreciation)
of investments	(583)	(753)	(402)	(127)
Net increase (decrease) in net assets from operations	(486)	(794)	(426)	(108)
Changes from principal transactions:
Premiums	694	251	-	-
Death benefits	-	(7)	-	-
Surrenders and withdrawals	132	(98)	(111)	(8)
Transfers between Divisions
(including fixed account), net	127	-	-	-
Increase (decrease) in net assets derived from
principal transactions	953	146	(111)	(8)
Total increase (decrease) in net assets	467	(648)	(537)	(116)
Net assets at December 31, 2008	1,294	1,152	386	151

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(29)	8	(1)
Total realized gain (loss) on investments
and capital gains distributions	(28)	(79)	(331)	(12)
Net unrealized appreciation (depreciation)
of investments	536	418	377	66
Net increase (decrease) in net assets from operations	502	310	54	53
Changes from principal transactions:
Premiums	436	1	5	(5)
Death benefits	(16)	(6)	(25)	-
Surrenders and withdrawals	(25)	(7)	(3)	(48)
Transfers between Divisions
(including fixed account), net	558	(217)	(417)	14
Increase (decrease) in net assets derived from
principal transactions	953	(229)	(440)	(39)
Total increase (decrease) in net assets	1,455	81	(386)	14
Net assets at December 31, 2009	$ 2,749	$ 1,233	$ -	$ 165

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

		ING
	ING	Oppenheimer
	Oppenheimer	Strategic	ING PIMCO
	Global	Income	Total Return	ING Solution
	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2008	$ 10,070	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	1	2	-
Total realized gain (loss) on investments
and capital gains distributions	676	-	1	-
Net unrealized appreciation (depreciation)
of investments	(5,403)	(15)	(3)	(2)
Net increase (decrease) in net assets from operations	(4,724)	(14)	-	(2)
Changes from principal transactions:
Premiums	2,430	102	103	28
Death benefits	(29)	-	-	-
Surrenders and withdrawals	(1,004)	-	8	-
Transfers between Divisions
(including fixed account), net	130	-	-	-
Increase (decrease) in net assets derived from
principal transactions	1,527	102	111	28
Total increase (decrease) in net assets	(3,197)	88	111	26
Net assets at December 31, 2008	6,873	88	111	26

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(22)	2	4	4
Total realized gain (loss) on investments
and capital gains distributions	(383)	-	7	-
Net unrealized appreciation (depreciation)
of investments	2,768	16	12	24
Net increase (decrease) in net assets from operations	2,363	18	23	28
Changes from principal transactions:
Premiums	321	-	98	125
Death benefits	(68)	-	-	-
Surrenders and withdrawals	(327)	-	(3)	-
Transfers between Divisions
(including fixed account), net	(669)	5	3	-
Increase (decrease) in net assets derived from
principal transactions	(743)	5	98	125
Total increase (decrease) in net assets	1,620	23	121	153
Net assets at December 31, 2009	$ 8,493	$ 111	$ 232	$ 179

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

				ING Solution
	ING Solution	ING Solution	ING Solution	Income
	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2008	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	-	-	1
Total realized gain (loss) on investments
and capital gains distributions	19	3	1	1
Net unrealized appreciation (depreciation)
of investments	(227)	(43)	(9)	(8)
Net increase (decrease) in net assets from operations	(204)	(40)	(8)	(6)
Changes from principal transactions:
Premiums	975	117	22	57
Death benefits	-	-	-	-
Surrenders and withdrawals	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	975	117	22	57
Total increase (decrease) in net assets	771	77	14	51
Net assets at December 31, 2008	771	77	14	51

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17	-	-	3
Total realized gain (loss) on investments
and capital gains distributions	(8)	(1)	-	(6)
Net unrealized appreciation (depreciation)
of investments	202	20	4	18
Net increase (decrease) in net assets from operations	211	19	4	15
Changes from principal transactions:
Premiums	215	19	-	64
Death benefits	-	-	-	-
Surrenders and withdrawals	(6)	-	-	(42)
Transfers between Divisions
(including fixed account), net	-	-	(1)	-
Increase (decrease) in net assets derived from
principal transactions	209	19	(1)	22
Total increase (decrease) in net assets	420	38	3	37
Net assets at December 31, 2009	$ 1,191	$ 115	$ 17	$ 88

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING T. Rowe
	Price	ING T. Rowe
	Diversified Mid	Price Growth	ING Templeton	ING Thornburg
	Cap Growth	Equity	Foreign Equity	Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class
Net assets at January 1, 2008	$ -	$ 201	$ 3,853	$ 3

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(4)	27	-
Total realized gain (loss) on investments
and capital gains distributions	60	25	(430)	-
Net unrealized appreciation (depreciation)
of investments	(273)	(532)	(3,838)	(1)
Net increase (decrease) in net assets from operations	(217)	(511)	(4,241)	(1)
Changes from principal transactions:
Premiums	598	1,222	1,697	-
Death benefits	-	-	(117)	-
Surrenders and withdrawals	12	160	4,837	(1)
Transfers between Divisions
(including fixed account), net	-	12	32	-
Increase (decrease) in net assets derived from
principal transactions	610	1,394	6,449	(1)
Total increase (decrease) in net assets	393	883	2,208	(2)
Net assets at December 31, 2008	393	1,084	6,061	1

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	(42)	(153)	-
Total realized gain (loss) on investments
and capital gains distributions	(37)	(103)	(498)	-
Net unrealized appreciation (depreciation)
of investments	364	837	2,419	1
Net increase (decrease) in net assets from operations	316	692	1,768	1
Changes from principal transactions:
Premiums	374	592	409	-
Death benefits	-	-	(52)	-
Surrenders and withdrawals	(24)	(37)	(322)	-
Transfers between Divisions
(including fixed account), net	189	1,150	435	-
Increase (decrease) in net assets derived from
principal transactions	539	1,705	470	-
Total increase (decrease) in net assets	855	2,397	2,238	1
Net assets at December 31, 2009	$ 1,248	$ 3,481	$ 8,299	$ 2

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

		ING UBS U.S.	ING Van	ING Van
	ING Thornburg	Large Cap	Kampen	Kampen Equity
	Value	Equity	Comstock	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2008	$ -	$ 657	$ 5,040	$ 1,047

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	77	82
Total realized gain (loss) on investments
and capital gains distributions	-	1	115	12
Net unrealized appreciation (depreciation)
of investments	(17)	(336)	(2,200)	(692)
Net increase (decrease) in net assets from operations	(17)	(335)	(2,008)	(598)
Changes from principal transactions:
Premiums	89	196	540	1,600
Death benefits	-	-	(9)	(25)
Surrenders and withdrawals	-	(8)	(223)	63
Transfers between Divisions
(including fixed account), net	-	-	25	-
Increase (decrease) in net assets derived from
principal transactions	89	188	333	1,638
Total increase (decrease) in net assets	72	(147)	(1,675)	1,040
Net assets at December 31, 2008	72	510	3,365	2,087

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(4)	8	(7)
Total realized gain (loss) on investments
and capital gains distributions	(1)	(18)	(241)	(61)
Net unrealized appreciation (depreciation)
of investments	50	158	1,159	550
Net increase (decrease) in net assets from operations	47	136	926	482
Changes from principal transactions:
Premiums	91	11	190	327
Death benefits	-	(23)	(15)	(64)
Surrenders and withdrawals	(24)	(7)	(157)	(92)
Transfers between Divisions
(including fixed account), net	(1)	(42)	840	231
Increase (decrease) in net assets derived from
principal transactions	66	(61)	858	402
Total increase (decrease) in net assets	113	75	1,784	884
Net assets at December 31, 2009	$ 185	$ 585	$ 5,149	$ 2,971

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING Strategic	ING Strategic	ING Strategic
	Allocation	Allocation	Allocation	ING Growth
	Conservative	Growth	Moderate	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class I
Net assets at January 1, 2008	$ -	$ -	$ -	$ 2,002

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	(1)
Total realized gain (loss) on investments
and capital gains distributions	-	2	2	(40)
Net unrealized appreciation (depreciation)
of investments	-	(24)	(10)	(693)
Net increase (decrease) in net assets from operations	-	(22)	(8)	(734)
Changes from principal transactions:
Premiums	-	95	31	2
Death benefits	-	-	-	-
Surrenders and withdrawals	-	1	-	(161)
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	-	96	31	(159)
Total increase (decrease) in net assets	-	74	23	(893)
Net assets at December 31, 2008	-	74	23	1,109

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	8	2	1
Total realized gain (loss) on investments
and capital gains distributions	-	4	1	(79)
Net unrealized appreciation (depreciation)
of investments	-	12	2	367
Net increase (decrease) in net assets from operations	-	24	5	289
Changes from principal transactions:
Premiums	-	29	1	1
Death benefits	-	-	-	(19)
Surrenders and withdrawals	-	-	-	(121)
Transfers between Divisions
(including fixed account), net	-	(2)	-	(2)
Increase (decrease) in net assets derived from
principal transactions	-	27	1	(141)
Total increase (decrease) in net assets	-	51	6	148
Net assets at December 31, 2009	$ -	$ 125	$ 29	$ 1,257

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING Growth
	and Income	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Class S	Series 3	Series 4	Series 5
Net assets at January 1, 2008	$ 5	$ 2,707	$ 3,016	$ 3,685

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	(3)	23	(17)
Total realized gain (loss) on investments
and capital gains distributions	(22)	125	342	550
Net unrealized appreciation (depreciation)
of investments	(278)	(268)	(594)	(868)
Net increase (decrease) in net assets from operations	(290)	(146)	(229)	(335)
Changes from principal transactions:
Premiums	181	(1)	-	-
Death benefits	(9)	-	(9)	-
Surrenders and withdrawals	868	(244)	(154)	(280)
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	1,040	(245)	(163)	(280)
Total increase (decrease) in net assets	750	(391)	(392)	(615)
Net assets at December 31, 2008	755	2,316	2,624	3,070

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	37	73	14
Total realized gain (loss) on investments
and capital gains distributions	(92)	(165)	(550)	(202)
Net unrealized appreciation (depreciation)
of investments	566	109	448	139
Net increase (decrease) in net assets from operations	473	(19)	(29)	(49)
Changes from principal transactions:
Premiums	77	-	-	-
Death benefits	(152)	-	-	-
Surrenders and withdrawals	(60)	(60)	(203)	(567)
Transfers between Divisions
(including fixed account), net	3,123	(2,237)	(2,392)	1
Increase (decrease) in net assets derived from
principal transactions	2,988	(2,297)	(2,595)	(566)
Total increase (decrease) in net assets	3,461	(2,316)	(2,624)	(615)
Net assets at December 31, 2009	$ 4,216	$ -	$ -	$ 2,455

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 6	Series 7	Series 8	Series 9
Net assets at January 1, 2008	$ 1,596	$ 3,187	$ 647	$ 252

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	(3)	(6)	-
Total realized gain (loss) on investments
and capital gains distributions	226	508	53	48
Net unrealized appreciation (depreciation)
of investments	(350)	(726)	(112)	(67)
Net increase (decrease) in net assets from operations	(132)	(221)	(65)	(19)
Changes from principal transactions:
Premiums	(1)	-	(3)	-
Death benefits	-	-	(60)	-
Surrenders and withdrawals	(80)	(293)	(139)	-
Transfers between Divisions
(including fixed account), net	1	-	-	1
Increase (decrease) in net assets derived from
principal transactions	(80)	(293)	(202)	1
Total increase (decrease) in net assets	(212)	(514)	(267)	(18)
Net assets at December 31, 2008	1,384	2,673	380	234

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	2	-	-
Total realized gain (loss) on investments
and capital gains distributions	(65)	(75)	(2)	(2)
Net unrealized appreciation (depreciation)
of investments	54	38	1	-
Net increase (decrease) in net assets from operations	(15)	(35)	(1)	(2)
Changes from principal transactions:
Premiums	(1)	-	-	-
Death benefits	(134)	-	-	-
Surrenders and withdrawals	(86)	(192)	-	(2)
Transfers between Divisions
(including fixed account), net	1	(19)	-	-
Increase (decrease) in net assets derived from
principal transactions	(220)	(211)	-	(2)
Total increase (decrease) in net assets	(235)	(246)	(1)	(4)
Net assets at December 31, 2009	$ 1,149	$ 2,427	$ 379	$ 230

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 10	Series 11	Series 12	Series 13
Net assets at January 1, 2008	$ 995	$ 258	$ 62	$ 740

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	1	-	(7)
Total realized gain (loss) on investments
and capital gains distributions	167	45	13	35
Net unrealized appreciation (depreciation)
of investments	(230)	(50)	(18)	(20)
Net increase (decrease) in net assets from operations	(57)	(4)	(5)	8
Changes from principal transactions:
Premiums	-	-	-	(1)
Death benefits	-	-	-	-
Surrenders and withdrawals	(15)	(4)	(1)	(36)
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	(15)	(4)	(1)	(37)
Total increase (decrease) in net assets	(72)	(8)	(6)	(29)
Net assets at December 31, 2008	923	250	56	711

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	4	1	8
Total realized gain (loss) on investments
and capital gains distributions	(177)	(6)	(1)	(5)
Net unrealized appreciation (depreciation)
of investments	153	(6)	(2)	(34)
Net increase (decrease) in net assets from operations	(37)	(8)	(2)	(31)
Changes from principal transactions:
Premiums	-	-	-	-
Death benefits	-	-	-	-
Surrenders and withdrawals	(698)	(12)	-	(13)
Transfers between Divisions
(including fixed account), net	-	-	-	(35)
Increase (decrease) in net assets derived from
principal transactions	(698)	(12)	-	(48)
Total increase (decrease) in net assets	(735)	(20)	(2)	(79)
Net assets at December 31, 2009	$ 188	$ 230	$ 54	$ 632

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

		ING BlackRock
		Science and	ING Dow Jones
		Technology	Euro STOXX	ING Global
	ING GET U.S.	Opportunities	50 Index	Equity Option
	Core Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Series 14	Class S	Class A	Class S
Net assets at January 1, 2008	$ 10,461	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(48)	(32)	-	-
Total realized gain (loss) on investments
and capital gains distributions	67	(26)	-	-
Net unrealized appreciation (depreciation)
of investments	25	(898)	-	-
Net increase (decrease) in net assets from operations	44	(956)	-	-
Changes from principal transactions:
Premiums	(1)	910	-	-
Death benefits	(44)	(4)	-	-
Surrenders and withdrawals	(752)	2,016	-	-
Transfers between Divisions
(including fixed account), net	(44)	16	-	-
Increase (decrease) in net assets derived from
principal transactions	(841)	2,938	-	-
Total increase (decrease) in net assets	(797)	1,982	-	-
Net assets at December 31, 2008	9,664	1,982	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	152	(76)	-	-
Total realized gain (loss) on investments
and capital gains distributions	(11)	(96)	-	2
Net unrealized appreciation (depreciation)
of investments	(459)	1,459	-	-
Net increase (decrease) in net assets from operations	(318)	1,287	-	2
Changes from principal transactions:
Premiums	-	561	13	10
Death benefits	-	(4)	-	-
Surrenders and withdrawals	(434)	(65)	-	(1)
Transfers between Divisions
(including fixed account), net	3	844	40	(11)
Increase (decrease) in net assets derived from
principal transactions	(431)	1,336	53	(2)
Total increase (decrease) in net assets	(749)	2,623	53	-
Net assets at December 31, 2009	$ 8,915	$ 4,605	$ 53	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING Hang Seng	ING Index Plus	ING Index Plus	ING Index Plus
	Index	LargeCap	MidCap	SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2008	$ -	$ 5,607	$ 7,246	$ 6,353

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(16)	(81)	(99)
Total realized gain (loss) on investments
and capital gains distributions	-	315	664	143
Net unrealized appreciation (depreciation)
of investments	-	(2,384)	(3,610)	(2,390)
Net increase (decrease) in net assets from operations	-	(2,085)	(3,027)	(2,346)
Changes from principal transactions:
Premiums	-	658	1,176	951
Death benefits	-	(85)	(83)	(80)
Surrenders and withdrawals	-	(833)	(373)	(500)
Transfers between Divisions
(including fixed account), net	-	13	2	5
Increase (decrease) in net assets derived from
principal transactions	-	(247)	722	376
Total increase (decrease) in net assets	-	(2,332)	(2,305)	(1,970)
Net assets at December 31, 2008	-	3,275	4,941	4,383

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	16	(57)	(45)
Total realized gain (loss) on investments
and capital gains distributions	12	(163)	(403)	(318)
Net unrealized appreciation (depreciation)
of investments	85	782	1,844	1,265
Net increase (decrease) in net assets from operations	90	635	1,384	902
Changes from principal transactions:
Premiums	79	79	274	99
Death benefits	-	(6)	(12)	(39)
Surrenders and withdrawals	(1)	(89)	(205)	(151)
Transfers between Divisions
(including fixed account), net	1,495	(209)	(227)	(95)
Increase (decrease) in net assets derived from
principal transactions	1,573	(225)	(170)	(186)
Total increase (decrease) in net assets	1,663	410	1,214	716
Net assets at December 31, 2009	$ 1,663	$ 3,685	$ 6,155	$ 5,099

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

			ING
	ING		Opportunistic	ING
	International	ING Japan	Large Cap	Opportunistic
	Index	Equity Index	Growth	Large Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class A	Class S	Class S
Net assets at January 1, 2008	$ -	$ -	$ -	$ 155

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(18)	-	-	20
Net unrealized appreciation (depreciation)
of investments	(177)	-	(10)	(83)
Net increase (decrease) in net assets from operations	(188)	-	(10)	(63)
Changes from principal transactions:
Premiums	513	-	30	20
Death benefits	-	-	-	-
Surrenders and withdrawals	52	-	-	2
Transfers between Divisions
(including fixed account), net	203	-	-	-
Increase (decrease) in net assets derived from
principal transactions	768	-	30	22
Total increase (decrease) in net assets	580	-	20	(41)
Net assets at December 31, 2008	580	-	20	114

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(37)	-	-	1
Total realized gain (loss) on investments
and capital gains distributions	(62)	(1)	(6)	(12)
Net unrealized appreciation (depreciation)
of investments	510	-	10	27
Net increase (decrease) in net assets from operations	411	(1)	4	16
Changes from principal transactions:
Premiums	459	-	2	-
Death benefits	(17)	-	-	(1)
Surrenders and withdrawals	(10)	-	-	-
Transfers between Divisions
(including fixed account), net	2,415	1	(26)	12
Increase (decrease) in net assets derived from
principal transactions	2,847	1	(24)	11
Total increase (decrease) in net assets	3,258	-	(20)	27
Net assets at December 31, 2009	$ 3,838	$ -	$ -	$ 141

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING Russell™	ING Russell™	ING Russell™	ING Russell™
	Global Large	Large Cap	Large Cap	Large Cap
	Cap Index 75%	Growth Index	Index	Value Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2008	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	(9)	-
Net unrealized appreciation (depreciation)
of investments	-	-	(213)	-
Net increase (decrease) in net assets from operations	-	-	(222)	-
Changes from principal transactions:
Premiums	-	-	749	-
Death benefits	-	-	-	-
Surrenders and withdrawals	-	-	37	-
Transfers between Divisions
(including fixed account), net	-	-	10	-
Increase (decrease) in net assets derived from
principal transactions	-	-	796	-
Total increase (decrease) in net assets	-	-	574	-
Net assets at December 31, 2008	-	-	574	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	(10)	(73)	(16)
Total realized gain (loss) on investments
and capital gains distributions	-	23	(146)	42
Net unrealized appreciation (depreciation)
of investments	19	148	1,247	194
Net increase (decrease) in net assets from operations	24	161	1,028	220
Changes from principal transactions:
Premiums	322	192	979	142
Death benefits	-	-	-	-
Surrenders and withdrawals	-	(13)	(72)	(53)
Transfers between Divisions
(including fixed account), net	40	788	4,432	1,122
Increase (decrease) in net assets derived from
principal transactions	362	967	5,339	1,211
Total increase (decrease) in net assets	386	1,128	6,367	1,431
Net assets at December 31, 2009	$ 386	$ 1,128	$ 6,941	$ 1,431

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING Russell™		ING Russell™
	Mid Cap	ING Russell™	Small Cap	ING Small
	Growth Index	Mid Cap Index	Index	Company
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2008	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	2	(1)	(9)
Total realized gain (loss) on investments
and capital gains distributions	-	(4)	(4)	(6)
Net unrealized appreciation (depreciation)
of investments	-	(194)	(295)	(332)
Net increase (decrease) in net assets from operations	-	(196)	(300)	(347)
Changes from principal transactions:
Premiums	-	579	664	1,236
Death benefits	-	-	-	-
Surrenders and withdrawals	-	120	467	280
Transfers between Divisions
(including fixed account), net	-	4	3	-
Increase (decrease) in net assets derived from
principal transactions	-	703	1,134	1,516
Total increase (decrease) in net assets	-	507	834	1,169
Net assets at December 31, 2008	-	507	834	1,169

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(34)	(25)	(28)	(27)
Total realized gain (loss) on investments
and capital gains distributions	25	(97)	(127)	(113)
Net unrealized appreciation (depreciation)
of investments	426	596	473	653
Net increase (decrease) in net assets from operations	417	474	318	513
Changes from principal transactions:
Premiums	117	376	451	741
Death benefits	(5)	(5)	(6)	(12)
Surrenders and withdrawals	(37)	(3)	(28)	(63)
Transfers between Divisions
(including fixed account), net	3,251	505	339	753
Increase (decrease) in net assets derived from
principal transactions	3,326	873	756	1,419
Total increase (decrease) in net assets	3,743	1,347	1,074	1,932
Net assets at December 31, 2009	$ 3,743	$ 1,854	$ 1,908	$ 3,101

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

		ING
		WisdomTreeSM	ING
	ING U.S. Bond	Global High-	International	ING MidCap
	Index	Yielding Equity	Value	Opportunities
	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2008	$ -	$ -	$ -	$ 56

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14	51	7	(38)
Total realized gain (loss) on investments
and capital gains distributions	6	(104)	63	5
Net unrealized appreciation (depreciation)
of investments	45	(1,567)	(355)	(1,283)
Net increase (decrease) in net assets from operations	65	(1,620)	(285)	(1,316)
Changes from principal transactions:
Premiums	1,052	3,764	911	1,150
Death benefits	-	-	-	-
Surrenders and withdrawals	1,219	1,456	11	3,171
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	2,271	5,220	922	4,321
Total increase (decrease) in net assets	2,336	3,600	637	3,005
Net assets at December 31, 2008	2,336	3,600	637	3,061

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(125)	(3)	(64)
Total realized gain (loss) on investments
and capital gains distributions	79	(1,822)	(64)	(293)
Net unrealized appreciation (depreciation)
of investments	95	2,857	266	1,523
Net increase (decrease) in net assets from operations	168	910	199	1,166
Changes from principal transactions:
Premiums	1,529	424	173	400
Death benefits	(2)	(136)	-	(44)
Surrenders and withdrawals	(48)	(164)	(1)	(201)
Transfers between Divisions
(including fixed account), net	1,560	1,627	(4)	(339)
Increase (decrease) in net assets derived from
principal transactions	3,039	1,751	168	(184)
Total increase (decrease) in net assets	3,207	2,661	367	982
Net assets at December 31, 2009	$ 5,543	$ 6,261	$ 1,004	$ 4,043

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

			Legg Mason
			Global Currents
		Legg Mason	Variable
	ING SmallCap	ClearBridge	International	Legg Mason
	Opportunities	Variable	All Cap	Variable
	Portfolio -	Investors	Opportunity	Lifestyle
	Class S	Portfolio	Portfolio	Allocation 50%
Net assets at January 1, 2008	$ 633	$ 603	$ 199	$ 1,982

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	(1)	1	34
Total realized gain (loss) on investments
and capital gains distributions	96	(19)	(50)	44
Net unrealized appreciation (depreciation)
of investments	(390)	(159)	(39)	(586)
Net increase (decrease) in net assets from operations	(307)	(179)	(88)	(508)
Changes from principal transactions:
Premiums	403	-	-	2
Death benefits	(9)	-	-	-
Surrenders and withdrawals	(89)	(146)	(11)	(226)
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	305	(146)	(11)	(224)
Total increase (decrease) in net assets	(2)	(325)	(99)	(732)
Net assets at December 31, 2008	631	278	100	1,250

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	1	-	39
Total realized gain (loss) on investments
and capital gains distributions	(89)	(21)	(29)	(82)
Net unrealized appreciation (depreciation)
of investments	259	78	55	379
Net increase (decrease) in net assets from operations	156	58	26	336
Changes from principal transactions:
Premiums	37	-	-	2
Death benefits	(4)	(8)	(6)	(241)
Surrenders and withdrawals	(2)	(20)	(2)	(95)
Transfers between Divisions
(including fixed account), net	(97)	1	-	-
Increase (decrease) in net assets derived from
principal transactions	(66)	(27)	(8)	(334)
Total increase (decrease) in net assets	90	31	18	2
Net assets at December 31, 2009	$ 721	$ 309	$ 118	$ 1,252

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

			Legg Mason	Legg Mason
	Legg Mason	Legg Mason	Western Asset	Western Asset
	Variable	Variable	Variable High	Variable Money
	Lifestyle	Lifestyle	Income	Market
	Allocation 70%	Allocation 85%	Portfolio	Portfolio
Net assets at January 1, 2008	$ 856	$ 399	$ 176	$ 146

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	-	16	1
Total realized gain (loss) on investments
and capital gains distributions	(53)	(17)	(3)	-
Net unrealized appreciation (depreciation)
of investments	(208)	(133)	(65)	-
Net increase (decrease) in net assets from operations	(256)	(150)	(52)	1
Changes from principal transactions:
Premiums	1	-	-	-
Death benefits	-	-	-	-
Surrenders and withdrawals	(139)	(25)	(8)	(42)
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	(138)	(25)	(8)	(42)
Total increase (decrease) in net assets	(394)	(175)	(60)	(41)
Net assets at December 31, 2008	462	224	116	105

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	1	16	(1)
Total realized gain (loss) on investments
and capital gains distributions	(38)	(19)	(1)	-
Net unrealized appreciation (depreciation)
of investments	146	81	52	-
Net increase (decrease) in net assets from operations	117	63	67	(1)
Changes from principal transactions:
Premiums	-	-	-	-
Death benefits	-	-	-	-
Surrenders and withdrawals	(22)	(25)	-	(14)
Transfers between Divisions
(including fixed account), net	(36)	(1)	-	2
Increase (decrease) in net assets derived from
principal transactions	(58)	(26)	-	(12)
Total increase (decrease) in net assets	59	37	67	(13)
Net assets at December 31, 2009	$ 521	$ 261	$ 183	$ 92

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	Oppenheimer	PIMCO Real
	Main Street	Return	Pioneer Equity	Pioneer Small
	Small Cap	Portfolio -	Income VCT	Cap Value VCT
	Fund®/VA -	Administrative	Portfolio -	Portfolio -
	Service Class	Class	Class II	Class II
Net assets at January 1, 2008	$ 47	$ -	$ 47	$ 163

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	1	10	(2)
Total realized gain (loss) on investments
and capital gains distributions	4	-	20	-
Net unrealized appreciation (depreciation)
of investments	(39)	(16)	(332)	(58)
Net increase (decrease) in net assets from operations	(36)	(15)	(302)	(60)
Changes from principal transactions:
Premiums	62	157	1,424	-
Death benefits	-	-	-	-
Surrenders and withdrawals	-	-	110	(19)
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	62	157	1,534	(19)
Total increase (decrease) in net assets	26	142	1,232	(79)
Net assets at December 31, 2008	73	142	1,279	84

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	2	21	-
Total realized gain (loss) on investments
and capital gains distributions	(4)	7	(216)	(104)
Net unrealized appreciation (depreciation)
of investments	32	16	396	100
Net increase (decrease) in net assets from operations	27	25	201	(4)
Changes from principal transactions:
Premiums	6	25	434	-
Death benefits	-	-	(22)	-
Surrenders and withdrawals	(8)	(3)	(3)	-
Transfers between Divisions
(including fixed account), net	-	(2)	(363)	(80)
Increase (decrease) in net assets derived from
principal transactions	(2)	20	46	(80)
Total increase (decrease) in net assets	25	45	247	(84)
Net assets at December 31, 2009	$ 98	$ 187	$ 1,526	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

			ProFund VP
	ProFund VP	ProFund VP	Rising Rates
	Bull	Europe 30	Opportunity
Net assets at January 1, 2008	$ 108	$ 137	$ 413

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	-	9
Total realized gain (loss) on investments
and capital gains distributions	1	14	(12)
Net unrealized appreciation (depreciation)
of investments	(38)	(69)	(113)
Net increase (decrease) in net assets from operations	(39)	(55)	(116)
Changes from principal transactions:
Premiums	-	-	-
Death benefits	-	-	-
Surrenders and withdrawals	(12)	(20)	(116)
Transfers between Divisions
(including fixed account), net	-	-	-
Increase (decrease) in net assets derived from
principal transactions	(12)	(20)	(116)
Total increase (decrease) in net assets	(51)	(75)	(232)
Net assets at December 31, 2008	57	62	181

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	1	(4)
Total realized gain (loss) on investments
and capital gains distributions	(5)	(7)	(12)
Net unrealized appreciation (depreciation)
of investments	17	22	68
Net increase (decrease) in net assets from operations	11	16	52
Changes from principal transactions:
Premiums	-	-	-
Death benefits	-	-	(4)
Surrenders and withdrawals	(1)	(6)	(2)
Transfers between Divisions
(including fixed account), net	(9)	(3)	(11)
Increase (decrease) in net assets derived from
principal transactions	(10)	(9)	(17)
Total increase (decrease) in net assets	1	7	35
Net assets at December 31, 2009	$ 58	$ 69	$ 216

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

1.	Organization

ReliaStar Life Insurance Company of New York Separate Account NY-B (the “Account”)
was established by First Golden American Life Insurance Company of New York (“First
Golden”) to support the operations of variable annuity contracts (“Contracts”). The
Account became a separate account of ReliaStar Life Insurance Company of New York
(“RLNY” or the “Company”) as a result of the merger of First Golden into RLNY effective April 1, 2002. RLNY is an indirect, wholly owned subsidiary of ING America
Insurance Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the
State of Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V.
(“ING”), a global financial services holding company based in The Netherlands.

As part of a restructuring plan approved by the European Commission (“EC”), ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation over the next four years by divestment of its insurance and investment management operations, including the Account. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales, or combinations thereof.

Operations of the Account commenced on May 19, 1997. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment
Company Act of 1940, as amended. RLNY provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the RLNY fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to
Contracts will not be charged with liabilities arising out of any other business RLNY may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of RLNY. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of RLNY.

At December 31, 2009, the Account had, under ING GoldenSelect, ING Empire, ING
Simplicity, ING Architect, and ING Rollover Contracts, 126 investment divisions (the
“Divisions”), 19 of which invest in independently managed mutual funds and 107 of which invest in mutual fund portfolios managed by an affiliate, either Directed Services
LLC (“DSL”) or ING Investments, LLC (“IIL”). The assets in each Division are invested in shares of a designated Fund (“Fund”) of various investment trusts (the “Trusts”).

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Investment Divisions at December 31, 2009 and related Trusts are as follows:

AIM Variable Insurance Funds:	ING Investors Trust (continued):
AIM V.I. Leisure Fund - Series I Shares	ING Marsico Growth Portfolio - Service Class
BlackRock Variable Series Funds, Inc.:	ING Marsico International Opportunities Portfolio -
BlackRock Global Allocation V.I. Fund - Class III*	Service Class
Columbia Funds Variable Insurance Trust:	ING MFS Total Return Portfolio - Service Class
Columbia Small Cap Value Fund, Variable Series -	ING MFS Utilities Portfolio - Service Class
Class B	ING Oppenheimer Active Allocation Portfolio -
Fidelity® Variable Insurance Products:	Service Class**
Fidelity® VIP Equity-Income Portfolio - Service	ING PIMCO High Yield Portfolio - Service Class
Class 2	ING PIMCO Total Return Bond Portfolio - Service
Fidelity® Variable Insurance Products II:	Class
Fidelity® VIP Contrafund® Portfolio - Service	ING Pioneer Fund Portfolio - Service Class
Class 2	ING Pioneer Mid Cap Value Portfolio - Service Class
Franklin Templeton Variable Insurance Products Trust:	ING Retirement Conservative Portfolio - Adviser
Franklin Small Cap Value Securities Fund - Class 2*	Class**
ING Balanced Portfolio, Inc.:	ING Retirement Growth Portfolio - Adviser Class**
ING Balanced Portfolio - Class S	ING Retirement Moderate Growth Portfolio - Adviser
ING Intermediate Bond Portfolio:	Class**
ING Intermediate Bond Portfolio - Class S	ING Retirement Moderate Portfolio - Adviser Class**
ING Investors Trust:	ING T. Rowe Price Capital Appreciation Portfolio -
ING American Funds Asset Allocation Portfolio*	Service Class
ING American Funds Bond Portfolio*	ING T. Rowe Price Equity Income Portfolio - Service
ING American Funds Growth Portfolio	Class
ING American Funds Growth-Income Portfolio	ING Templeton Global Growth Portfolio - Service
ING American Funds International Portfolio	Class
ING American Funds World Allocation Portfolio -	ING Van Kampen Global Franchise Portfolio -
Service Class**	Service Class
ING Artio Foreign Portfolio - Service Class	ING Van Kampen Global Tactical Asset Allocation
ING BlackRock Inflation Protected Bond Portfolio -	Portfolio - Service Class**
Service Class**	ING Van Kampen Growth and Income Portfolio -
ING BlackRock Large Cap Growth Portfolio - Service	Service Class
Class	ING Wells Fargo Small Cap Disciplined Portfolio -
ING BlackRock Large Cap Value Portfolio - Service	Service Class
Class	ING Partners, Inc.:
ING Clarion Global Real Estate Portfolio - Service	ING American Century Small-Mid Cap Value
Class	Portfolio - Service Class*
ING Clarion Real Estate Portfolio - Service Class	ING Baron Small Cap Growth Portfolio - Service
ING Evergreen Health Sciences Portfolio - Service	Class
Class	ING Columbia Small Cap Value Portfolio - Service
ING Evergreen Omega Portfolio - Service Class	Class
ING FMRSM Diversified Mid Cap Portfolio - Service	ING Davis New York Venture Portfolio - Service
Class	Class
ING Focus 5 Portfolio - Service Class	ING JPMorgan Mid Cap Value Portfolio - Service
ING Franklin Income Portfolio - Service Class	Class
ING Franklin Mutual Shares Portfolio - Service Class	ING Legg Mason Partners Aggressive Growth
ING Franklin Templeton Founding Strategy	Portfolio - Service Class
Portfolio - Service Class	ING Oppenheimer Global Portfolio - Initial Class
ING Global Resources Portfolio - Service Class	ING Oppenheimer Global Portfolio - Service Class
ING Janus Contrarian Portfolio - Service Class	ING Oppenheimer Strategic Income Portfolio -
ING JPMorgan Emerging Markets Equity Portfolio -	Service Class*
Service Class	ING PIMCO Total Return Portfolio - Service Class*
ING JPMorgan Small Cap Core Equity Portfolio -	ING Solution 2015 Portfolio - Service Class*
Service Class	ING Solution 2025 Portfolio - Service Class*
ING Limited Maturity Bond Portfolio - Service Class	ING Solution 2035 Portfolio - Service Class*
ING Liquid Assets Portfolio - Service Class	ING Solution 2045 Portfolio - Service Class*
ING Lord Abbett Affiliated Portfolio - Service Class	ING Solution Income Portfolio - Service Class*

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

ING Partners, Inc. (continued):	ING Variable Portfolios, Inc. (continued):
ING T. Rowe Price Diversified Mid Cap Growth	ING RussellTM Large Cap Growth Index Portfolio -
Portfolio - Service Class*	Class S**
ING T. Rowe Price Growth Equity Portfolio - Service	ING RussellTM Large Cap Index Portfolio - Class S*
Class	ING RussellTM Large Cap Value Index Portfolio -
ING Templeton Foreign Equity Portfolio - Service	Class S**
Class	ING RussellTM Mid Cap Growth Index Portfolio -
ING Thornburg Value Portfolio - Initial Class	Class S**
ING Thornburg Value Portfolio - Service Class*	ING RussellTM Mid Cap Index Portfolio - Class S*
ING UBS U.S. Large Cap Equity Portfolio - Service	ING RussellTM Small Cap Index Portfolio - Class S*
Class	ING Small Company Portfolio - Class S*
ING Van Kampen Comstock Portfolio - Service Class	ING U.S. Bond Index Portfolio - Class S*
ING Van Kampen Equity and Income Portfolio -	ING WisdomTreeSM Global High-Yielding Equity
Service Class	Index Portfolio - Class S*
ING Strategic Allocation Portfolios, Inc.:	ING Variable Products Trust:
ING Strategic Allocation Conservative Portfolio -	ING International Value Portfolio - Class S*
Class S**	ING MidCap Opportunities Portfolio - Class S
ING Strategic Allocation Growth Portfolio - Class S*	ING SmallCap Opportunities Portfolio - Class S
ING Strategic Allocation Moderate Portfolio -	Legg Mason Partners Variable Equity Trust:
Class S*	Legg Mason ClearBridge Variable Investors
ING Variable Funds:	Portfolio
ING Growth and Income Portfolio - Class I	Legg Mason Global Currents Variable International
ING Growth and Income Portfolio - Class S	All Cap Opportunity Portfolio
ING Variable Insurance Trust:	Legg Mason Variable Lifestyle Allocation 50%
ING GET U.S. Core Portfolio - Series 5	Legg Mason Variable Lifestyle Allocation 70%
ING GET U.S. Core Portfolio - Series 6	Legg Mason Variable Lifestyle Allocation 85%
ING GET U.S. Core Portfolio - Series 7	Legg Mason Partners Variable Income Trust:
ING GET U.S. Core Portfolio - Series 8	Legg Mason Western Asset Variable High Income
ING GET U.S. Core Portfolio - Series 9	Portfolio
ING GET U.S. Core Portfolio - Series 10	Legg Mason Western Asset Variable Money Market
ING GET U.S. Core Portfolio - Series 11	Portfolio
ING GET U.S. Core Portfolio - Series 12	Oppenheimer Variable Account Funds:
ING GET U.S. Core Portfolio - Series 13	Oppenheimer Main Street Small Cap Fund®/VA -
ING GET U.S. Core Portfolio - Series 14	Service Class
ING Variable Portfolios, Inc.:	PIMCO Variable Insurance Trust:
ING BlackRock Science and Technology	PIMCO Real Return Portfolio - Administrative Class*
Opportunities Portfolio - Class S*	Pioneer Variable Contracts Trust:
ING Dow Jones Euro STOXX 50 Index Portfolio -	Pioneer Equity Income VCT Portfolio - Class II
Class A**	ProFunds:
ING Hang Seng Index Portfolio - Class S**	ProFund VP Bull
ING Index Plus LargeCap Portfolio - Class S	ProFund VP Europe 30
ING Index Plus MidCap Portfolio - Class S	ProFund VP Rising Rates Opportunity
ING Index Plus SmallCap Portfolio - Class S
ING International Index Portfolio - Class S*
ING Opportunistic Large Cap Portfolio - Class S	* Division was added in 2008
ING RussellTM Global Large Cap Index 75%	** Division was added in 2009
Portfolio - Class S**

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

The names of certain Divisions and Trusts were changed during 2009. The following is a summary of current and former names for those Divisions and Trusts:

Current Name	Former Name
ING Balanced Portfolio, Inc.:	ING VP Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class S	ING VP Balanced Portfolio - Class S
ING Intermediate Bond Portfolio:	ING VP Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class S	ING VP Intermediate Bond Portfolio - Class S
ING Investors Trust:	ING Investors Trust:
ING Artio Foreign Portfolio - Service Class	ING Julius Baer Foreign Portfolio - Service Class
ING Clarion Global Real Estate Portfolio - Service	ING Global Real Estate Portfolio - Service Class
Class
ING Clarion Real Estate Portfolio - Service Class	ING Van Kampen Real Estate Portfolio - Service Class
ING Growth and Income Portfolio II - Service Class	ING Legg Mason Value Portfolio - Service Class
ING Index Plus International Equity Portfolio -	ING VP Index Plus International Equity Portfolio -
Service Class	Service Class
ING PIMCO Total Return Bond Portfolio - Service	ING PIMCO Core Bond Portfolio - Service Class
Class
ING Partners, Inc.:	ING Partners, Inc.:
ING Columbia Small Cap Value Portfolio - Service	ING Columbia Small Cap Value II Portfolio - Service
Class	Class
ING Strategic Allocation Portfolios, Inc.:	ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Growth Portfolio - Class S	ING VP Strategic Allocation Growth Portfolio - Class S
ING Strategic Allocation Moderate Portfolio - Class S	ING VP Strategic Allocation Moderate Portfolio -
Class S
ING Variable Funds:	ING Variable Funds:
ING Growth and Income Portfolio - Class I	ING VP Growth and Income Portfolio - Class I
ING Growth and Income Portfolio - Class S	ING VP Growth and Income Portfolio - Class S
ING Variable Portfolios, Inc.:	ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology	ING BlackRock Global Science and Technology
Opportunities Portfolio - Class S	Portfolio - Class S
ING Index Plus LargeCap Portfolio - Class S	ING VP Index Plus LargeCap Portfolio - Class S
ING Index Plus MidCap Portfolio - Class S	ING VP Index Plus MidCap Portfolio - Class S
ING Index Plus SmallCap Portfolio - Class S	ING VP Index Plus SmallCap Portfolio - Class S
ING Opportunistic Large Cap Portfolio - Class S	ING Opportunistic Large Cap Value Portfolio - Class S
ING Small Company Portfolio - Class S	ING VP Small Company Portfolio - Class S
ING U.S. Bond Index Portfolio - Class S	ING Lehman Brothers U.S. Aggregate Bond Index®
Portfolio - Class S
ING Variable Products Trust:	ING Variable Products Trust:
ING International Value Portfolio - Class S	ING VP International Value Portfolio - Class S
ING MidCap Opportunities Portfolio - Class S	ING VP MidCap Opportunities Portfolio - Class S
ING SmallCap Opportunities Portfolio - Class S	ING VP SmallCap Opportunities Portfolio - Class S
Legg Mason Partners Variable Equity Trust:	Legg Mason Partners Variable Equity Trust:
Legg Mason ClearBridge Variable Investors Portfolio	Legg Mason Partners Variable Investors Portfolio
Legg Mason Global Currents Variable International	Legg Mason Partners Variable International All Cap
All Cap Opportunity Portfolio	Opportunity Portfolio
Legg Mason Variable Lifestyle Allocation 50%	Legg Mason Partners Variable Lifestyle Allocation 50%
Legg Mason Variable Lifestyle Allocation 70%	Legg Mason Partners Variable Lifestyle Allocation 70%
Legg Mason Variable Lifestyle Allocation 85%	Legg Mason Partners Variable Lifestyle Allocation 85%
Legg Mason Partners Variable Income Trust:	Legg Mason Partners Variable Income Trust:
Legg Mason Western Asset Variable High Income	Legg Mason Partners Variable High Income Portfolio
Portfolio
Legg Mason Western Asset Variable Money Market	Legg Mason Partners Variable Money Market Portfolio
Portfolio

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

During 2009, the following Divisions were closed to contractowners:

ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
ING Growth and Income Portfolio II - Service Class
ING Index Plus International Equity Portfolio - Service Class
ING International Growth Opportunities Portfolio - Service Class
ING JPMorgan Value Opportunities Portfolio - Service Class
ING LifeStyle Aggressive Growth Portfolio - Service Class
ING LifeStyle Conservative Portfolio - Service Class
ING LifeStyle Growth Portfolio - Service Class
ING LifeStyle Moderate Growth Portfolio - Service Class
ING LifeStyle Moderate Portfolio - Service Class
ING Multi-Manager International Small Cap Portfolio - Class S
ING Oppenheimer Main Street Portfolio® - Service Class
ING Van Kampen Capital Growth Portfolio - Service Class
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class
ING Neuberger Berman Partners Portfolio - Service Class
NG Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 3
ING GET U.S. Core Portfolio - Series 4
ING Variable Portfolios, Inc.:
ING Global Equity Option Portfolio - Class S
ING Opportunistic Large Cap Growth Portfolio - Class S
Pioneer Variable Contracts Trust:
Pioneer Small Cap Value VCT Portfolio - Class II

The following Division was available to contractowners during 2009, but had no net assets as of December 31, 2009:

ING Variable Portfolios, Inc.:
ING Japan Equity Index Portfolio - Class A

The following Division was available to contractowners during 2009, but did not have any activity as of December 31, 2009:

ING Variable Portfolios, Inc.:
ING FTSE 100 Index Portfolio - Class A

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Investments

Investments are made in shares of a Portfolio and are recorded at fair value, determined by the net asset value per share of the respective Portfolio. Investment transactions in each Portfolio are recorded on the trade date. Distributions of net investment income and capital gains from each Portfolio are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Portfolio are determined on a first-in, first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
RLNY, which is taxed as a life insurance company under the Internal Revenue Code.
Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of RLNY.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the
Statements of Assets and Liabilities and are equal to the contractowners’ aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, RLNY will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to RLNY.

All Contracts in the Account are currently in the accumulation period.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from)
RLNY related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by RLNY). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and
Liabilities.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2009 and for the years ended
December 31, 2009 and 2008, were issued.

3.	Recently Adopted Accounting Standards

FASB Accounting Standards Codification

In June 2009, the Financial Accounting Standards Board (“FASB”) issued Accounting
Standards Update (“ASU”) 2009-01, “Topic 105 - Generally Accepted Accounting
Principles: amendments based on Statement of Financial Accounting Standards (“FAS”)
No. 168 - The FASB Accounting Standards CodificationTM and the Hierarchy of Generally
Accepted Accounting Principles” (“ASU 2009-01”), which confirms that as of July 1,
2009, the “FASB Accounting Standards CodificationTM” (“the Codification” or “ASC”) is
the single official source of authoritative, nongovernmental US GAAP. All existing accounting standard documents are superseded, and all other accounting literature not included in the Codification is considered nonauthoritative.

The Account adopted the Codification as of July 1, 2009. There was no effect on the
Account’s net assets and results of operations. The Account has revised its disclosures to incorporate references to the Codification topics.

Subsequent Events

In May 2009, the FASB issued new guidance on subsequent events, included in ASC
Topic 855, “Subsequent Events,” which establishes:

§ The period after the balance sheet date during which an entity should evaluate events or transactions for potential recognition or disclosure in the financial statements;
§ The circumstances under which an entity should recognize such events or transactions in its financial statements; and
§ Disclosures regarding such events or transactions and the date through which an entity has evaluated subsequent events.

These provisions, as included in ASC Topic 855, were adopted by the Account on
June 30, 2009. In addition, in February 2010, the FASB issued ASU 2010-09,
“Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure
Requirements,” which clarifies that an SEC filer should evaluate subsequent events through the date the financial statements are issued and eliminates the requirement for an
SEC filer to disclose that date, effective upon issuance. The Account determined that there was no effect on the Account’s net assets and results of operations upon adoption,

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

as the guidance is consistent with that previously applied by the Account under US auditing standards. The disclosure provisions included in ASC Topic 855, as amended, are presented in the Significant Accounting Policies footnote.

Determining Fair Value When the Volume and Level of Activity for the Asset or Liability
Have Significantly Decreased and Identifying Transactions That Are Not Orderly

In April 2009, the FASB issued new guidance on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly, included in ASC Topic 820, “Fair Value Measurements and Disclosures,” which confirms that fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. In addition, this guidance, as included in ASC Topic 820:

§ Clarifies factors for determining whether there has been a significant decrease in market activity for an asset or liability;
§ Requires an entity to determine whether a transaction is not orderly based on the weight of the evidence; and
§ Requires an entity to disclose in interim and annual periods the input and valuation technique used to measure fair value and any change in valuation technique.

These provisions, as included in ASC Topic 820, were adopted by the Account on
April 1, 2009. The Account determined, however, that there was no effect on the
Account’s net assets and results of operations upon adoption, as its guidance is consistent with that previously applied by the Account under US GAAP.

Fair Value Measurements

In September 2006, the FASB issued new guidance on fair value measurements included in ASC Topic 820, “Fair Value Measurements and Disclosures,” which provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. ASC Topic 820 does not expand the use of fair value to any new circumstances.

ASC Topic 820 clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, ASC Topic 820 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data.
ASC Topic 820 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

The adoption of ASC Topic 820 on January 1, 2008 did not have an impact on the
Account’s net assets or results of operations. New disclosures are included in the
Financial Instruments footnote.

4.	Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values
(“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and
Liabilities and are categorized as Level 1 as of December 31, 2009 and 2008, respectively, based on the priority of the inputs to the valuation technique below. The
Account had no financial liabilities as of December 31, 2009.

The ASC Topic 820 fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

	§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
	§	Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.
Level 2 inputs include the following:
		a)	Quoted prices for similar assets or liabilities in active markets;
		b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
		c)	Inputs other than quoted market prices that are observable; and
		d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
	§	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

5.	Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover
RLNY’s expenses in connection with the issuance and administration of the Contracts.
Following is a summary of these charges:

Mortality and Expense Risk Charges

RLNY assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.85% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of 0.15% of assets attributable to the Contracts.

Contract Maintenance Charges

An annual Contract maintenance fee of $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the
Contracts.

Contingent Deferred Sales Charges

A contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken during the seven-year period from the date a premium payment is received, as specified in the Contracts. The following table reflects the Surrender Charge that is assessed based upon the date a premium payment is received.

Complete
Years Elapsed	ING	ING	ING	ING
Since Premium	Golden-	Empire	Empire	Rollover	ING	ING
Payment	Select	Innovations	Traditions	ChoiceSM	Simplicity	Architect-NY
0	7%	6%	6%	6%	6%	8%
1	6%	5%	6%	6%	6%	7%
2	5%	4%	6%	5%	5%	6%
3	4%	-	6%	4%	4%	5%
4	3%	-	5%	3%	3%	4%
5	2%	-	4%	2%	-	3%
6	1%	-	3%	1%	-	2%
7+	-	-	-	-	-	-

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Transfer Charges

A transfer charge of up to $25 may be imposed on each transfer between Divisions in excess of twelve in any one calendar year.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.0% of premiums.

Other Contract Charges

For certain Contracts, an additional annual charge of 0.50% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio Funds. In addition, an annual charge of up to 0.60% is deducted daily from the accumulation value for contractowners who select the Optional Asset-Backed Premium Credit feature.

6.	Related Party Transactions

During the year ended December 31, 2009, management fees were paid indirectly to IIL, an affiliate of the Company, in its capacity as investment adviser to the ING Balanced
Portfolio, Inc., ING Intermediate Bond Portfolio, ING Strategic Allocation Portfolios,
Inc., ING Variable Funds, ING Variable Insurance Trust, ING Variable Portfolios, Inc.,
and ING Variable Products Trust. The annual fee rate ranged from 0.08% to 0.95% of the average net assets of each respective Fund of the Trust.

Management fees were also paid indirectly to DSL, an affiliate of the Company, in its capacity as investment adviser to ING Investors Trust and ING Partners, Inc. The Trusts’
advisory agreement provided for a fee at an annual rate that ranged up to 1.25% of the average net assets of each respective Fund.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

7.	Purchases and Sales of Investment Securities

	The aggregate cost of purchases and proceeds from sales of investments follow:

		Year ended December 31
		2009		2008
		Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
	AIM Variable Insurance Funds:
	AIM V.I. Leisure Fund - Series I Shares	$ 3	$ 6	$ 49	$ 62
	BlackRock Variable Series Funds, Inc.:
	BlackRock Global Allocation V.I. Fund - Class III	8,292	1,814	6,684	130
	Columbia Funds Variable Insurance Trust:
	Columbia Small Cap Value Fund, Variable Series - Class B	25	78	156	151
	Fidelity® Variable Insurance Products:
	Fidelity® VIP Equity-Income Portfolio - Service Class 2	804	510	1,674	545
	Fidelity® Variable Insurance Products II:
	Fidelity® VIP Contrafund® Portfolio - Service Class 2	2,607	2,970	15,971	1,541
	Franklin Templeton Variable Insurance Products Trust:
	Franklin Small Cap Value Securities Fund - Class 2	523	201	731	2
	ING Balanced Portfolio, Inc.:
	ING Balanced Portfolio - Class S	65	13	126	103
	ING Intermediate Bond Portfolio:
	ING Intermediate Bond Portfolio - Class S	6,197	2,779	17,531	6,969
	ING Investors Trust:
	ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	351	3,664	2,202	501
	ING American Funds Asset Allocation Portfolio	4,990	319	2,227	48
	ING American Funds Bond Portfolio	10,500	5,622	12,245	956
	ING American Funds Growth Portfolio	10,675	3,494	20,692	1,519
	ING American Funds Growth-Income Portfolio	5,551	2,082	10,379	1,715
	ING American Funds International Portfolio	9,666	3,002	13,156	2,001
	ING American Funds World Allocation Portfolio - Service Class	1,351	412	-	-
	ING Artio Foreign Portfolio - Service Class	1,292	2,726	8,059	1,262
	ING BlackRock Inflation Protected Bond Portfolio - Service Class	7,324	68	-	-
	ING BlackRock Large Cap Growth Portfolio - Service Class	853	258	1,769	183
	ING BlackRock Large Cap Value Portfolio - Service Class	19	23	33	46
	ING Clarion Global Real Estate Portfolio - Service Class	1,245	993	3,533	431
	ING Clarion Real Estate Portfolio - Service Class	384	492	1,362	1,115
	ING Evergreen Health Sciences Portfolio - Service Class	1,217	1,398	2,979	966
	ING Evergreen Omega Portfolio - Service Class	1,300	138	174	32
	ING FMRSM Diversified Mid Cap Portfolio - Service Class	1,241	1,735	3,176	807
	ING Focus 5 Portfolio - Service Class	208	287	1,782	210
	ING Franklin Income Portfolio - Service Class	9,166	1,437	5,119	1,575
	ING Franklin Mutual Shares Portfolio - Service Class	677	646	3,384	653
	ING Franklin Templeton Founding Strategy Portfolio - Service
	Class	1,862	758	9,540	862
	ING Global Resources Portfolio - Service Class	2,462	2,142	11,728	1,164
	ING Growth and Income Portfolio II - Service Class	98	3,355	1,966	1,316
	ING Index Plus International Equity Portfolio - Service Class	203	2,280	1,713	152
	ING International Growth Opportunities Portfolio - Service Class	6	210	80	3

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

		Year ended December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Investors Trust (continued):
ING Janus Contrarian Portfolio - Service Class	$ 594	$ 1,227	$ 7,847	$ 1,448
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	2,312	2,916	9,111	1,282
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	592	1,022	758	1,130
ING JPMorgan Value Opportunities Portfolio - Service Class	65	1,141	502	241
ING LifeStyle Aggressive Growth Portfolio - Service Class	3,742	27,641	9,867	2,007
ING LifeStyle Conservative Portfolio - Service Class	4,673	4,659	-	-
ING LifeStyle Growth Portfolio - Service Class	10,629	80,379	39,609	3,054
ING LifeStyle Moderate Growth Portfolio - Service Class	12,509	89,961	43,289	4,075
ING LifeStyle Moderate Portfolio - Service Class	10,386	50,577	22,475	3,976
ING Limited Maturity Bond Portfolio - Service Class	31	93	33	81
ING Liquid Assets Portfolio - Service Class	24,910	30,937	46,446	20,158
ING Lord Abbett Affiliated Portfolio - Service Class	7	9	66	62
ING Marsico Growth Portfolio - Service Class	725	1,077	2,010	891
ING Marsico International Opportunities Portfolio - Service Class	603	1,100	5,730	724
ING MFS Total Return Portfolio - Service Class	1,991	905	4,009	2,122
ING MFS Utilities Portfolio - Service Class	2,937	764	6,253	1,281
ING Multi-Manager International Small Cap Portfolio - Class S	99	327	246	1
ING Oppenheimer Active Allocation Portfolio - Service Class	417	45	-	-
ING Oppenheimer Main Street Portfolio® - Service Class	174	5,584	1,620	944
ING PIMCO High Yield Portfolio - Service Class	528	1,197	1,526	1,127
ING PIMCO Total Return Bond Portfolio - Service Class	25,883	8,237	28,165	5,483
ING Pioneer Fund Portfolio - Service Class	57	59	105	39
ING Pioneer Mid Cap Value Portfolio - Service Class	2,046	1,033	4,853	718
ING Retirement Conservative Portfolio - Adviser Class	5,295	41	-	-
ING Retirement Growth Portfolio - Adviser Class	103,995	1,304	-	-
ING Retirement Moderate Growth Portfolio - Adviser Class	86,128	1,547	-	-
ING Retirement Moderate Portfolio - Adviser Class	48,586	466	-	-
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	4,245	2,071	13,272	1,837
ING T. Rowe Price Equity Income Portfolio - Service Class	2,331	2,063	4,153	2,148
ING Templeton Global Growth Portfolio - Service Class	403	1,001	1,195	1,422
ING Van Kampen Capital Growth Portfolio - Service Class	83	751	934	282
ING Van Kampen Global Franchise Portfolio - Service Class	2,090	987	2,540	2,424
ING Van Kampen Global Tactical Asset Allocation Portfolio -
Service Class	3,035	2,597	-	-
ING Van Kampen Growth and Income Portfolio - Service Class	571	341	832	412
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	205	31	52	43
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service
Class	40	252	427	3
ING American Century Small-Mid Cap Value Portfolio - Service
Class	306	28	220	2
ING Baron Small Cap Growth Portfolio - Service Class	2,336	780	3,431	638
ING Columbia Small Cap Value Portfolio - Service Class	557	491	1,940	239
ING Davis New York Venture Portfolio - Service Class	1,200	1,666	5,746	508
ING JPMorgan Mid Cap Value Portfolio - Service Class	1,119	138	1,366	288

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

		Year ended December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Partners, Inc. (continued):
ING Legg Mason Partners Aggressive Growth Portfolio - Service
Class	$ 9	$ 268	$ 288	$ 180
ING Neuberger Berman Partners Portfolio - Service Class	13	445	10	134
ING Oppenheimer Global Portfolio - Initial Class	25	61	26	15
ING Oppenheimer Global Portfolio - Service Class	562	1,190	3,117	801
ING Oppenheimer Strategic Income Portfolio - Service Class	9	2	105	1
ING PIMCO Total Return Portfolio - Service Class	117	8	115	1
ING Solution 2015 Portfolio - Service Class	132	2	28	-
ING Solution 2025 Portfolio - Service Class	249	21	1,005	5
ING Solution 2035 Portfolio - Service Class	20	2	121	1
ING Solution 2045 Portfolio - Service Class	-	-	22	-
ING Solution Income Portfolio - Service Class	68	43	60	-
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Service Class	617	90	669	3
ING T. Rowe Price Growth Equity Portfolio - Service Class	1,906	243	1,668	205
ING Templeton Foreign Equity Portfolio - Service Class	1,139	823	8,137	1,659
ING Thornburg Value Portfolio - Initial Class	-	-	1	2
ING Thornburg Value Portfolio - Service Class	102	38	89	-
ING UBS U.S. Large Cap Equity Portfolio - Service Class	13	78	214	25
ING Van Kampen Comstock Portfolio - Service Class	1,372	506	1,308	621
ING Van Kampen Equity and Income Portfolio - Service Class	597	202	2,488	637
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class S	-	-	-	-
ING Strategic Allocation Growth Portfolio - Class S	45	3	98	1
ING Strategic Allocation Moderate Portfolio - Class S	4	-	33	-
ING Variable Funds:
ING Growth and Income Portfolio - Class I	17	157	23	183
ING Growth and Income Portfolio - Class S	3,315	328	1,099	49
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 3	48	2,309	176	301
ING GET U.S. Core Portfolio - Series 4	108	2,631	453	223
ING GET U.S. Core Portfolio - Series 5	106	658	645	347
ING GET U.S. Core Portfolio - Series 6	28	252	270	120
ING GET U.S. Core Portfolio - Series 7	59	268	672	398
ING GET U.S. Core Portfolio - Series 8	8	9	127	220
ING GET U.S. Core Portfolio - Series 9	5	7	54	5
ING GET U.S. Core Portfolio - Series 10	24	735	196	34
ING GET U.S. Core Portfolio - Series 11	9	17	52	9
ING GET U.S. Core Portfolio - Series 12	2	2	14	2
ING GET U.S. Core Portfolio - Series 13	24	64	309	329
ING GET U.S. Core Portfolio - Series 14	435	714	234	1,072
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio -
Class S	1,715	455	3,077	171
ING Dow Jones Euro STOXX 50 Index Portfolio - Class A	74	20	-	-
ING Global Equity Option Portfolio - Class S	55	53	-	-
ING Hang Seng Index Portfolio - Class S	1,667	101	-	-

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

		Year ended December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Variable Portfolios, Inc. (continued):
ING Index Plus LargeCap Portfolio - Class S	$ 205	$ 414	$ 1,122	$ 1,068
ING Index Plus MidCap Portfolio - Class S	375	603	2,113	637
ING Index Plus SmallCap Portfolio - Class S	215	447	1,386	738
ING International Index Portfolio - Class S	2,993	184	822	48
ING Japan Equity Index Portfolio - Class A	20	19	-	-
ING Opportunistic Large Cap Growth Portfolio - Class S	2	26	31	-
ING Opportunistic Large Cap Portfolio - Class S	35	22	48	7
ING Russell™ Global Large Cap Index 75% Portfolio - Class S	368	2	-	-
ING Russell™ Large Cap Growth Index Portfolio - Class S	1,118	162	-	-
ING Russell™ Large Cap Index Portfolio - Class S	5,783	516	861	64
ING Russell™ Large Cap Value Index Portfolio - Class S	1,474	280	-	-
ING Russell™ Mid Cap Growth Index Portfolio - Class S	3,526	235	-	-
ING Russell™ Mid Cap Index Portfolio - Class S	1,071	222	735	31
ING Russell™ Small Cap Index Portfolio - Class S	974	245	1,170	37
ING Small Company Portfolio - Class S	1,747	356	1,575	49
ING U.S. Bond Index Portfolio - Class S	4,173	1,098	2,593	304
ING WisdomTreeSM Global High-Yielding Equity Index
Portfolio - Class S	3,610	1,984	6,337	1,065
ING Variable Products Trust:
ING International Value Portfolio - Class S	248	83	999	4
ING MidCap Opportunities Portfolio - Class S	495	744	4,381	97
ING SmallCap Opportunities Portfolio - Class S	101	181	520	131
Legg Mason Partners Variable Equity Trust:
Legg Mason ClearBridge Variable Investors Portfolio	6	32	16	151
Legg Mason Global Currents Variable International All Cap
Opportunity Portfolio	1	10	7	16
Legg Mason Variable Lifestyle Allocation 50%	58	353	114	248
Legg Mason Variable Lifestyle Allocation 70%	16	66	17	149
Legg Mason Variable Lifestyle Allocation 85%	5	30	11	34
Legg Mason Partners Variable Income Trust:
Legg Mason Western Asset Variable High Income Portfolio	18	2	18	9
Legg Mason Western Asset Variable Money Market Portfolio	2	15	14	55
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA - Service Class	6	9	66	1
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	45	16	159	1
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II	500	433	1,572	5
Pioneer Small Cap Value VCT Portfolio - Class II	-	81	23	23
ProFunds:
ProFund VP Bull	1	11	2	14
ProFund VP Europe 30	2	10	18	24
ProFund VP Rising Rates Opportunity	7	28	24	131

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

8.	Changes in Units

	The net changes in units outstanding follow:

				Year ended December 31
			2009			2008
		Units	Units	Net Increase	Units	Units	Net Increase
		Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
	AIM Variable Insurance Funds:
	AIM V.I. Leisure Fund - Series I Shares	47	367	(320)	2,830	6,649	(3,819)
	BlackRock Variable Series Funds, Inc.:
	BlackRock Global Allocation V.I. Fund - Class III	1,095,768	313,375	782,393	743,991	21,143	722,848
	Columbia Funds Variable Insurance Trust:
	Columbia Small Cap Value Fund, Variable Series - Class B	4,514	9,334	(4,820)	190,906	203,710	(12,804)
	Fidelity® Variable Insurance Products:
	Fidelity® VIP Equity-Income Portfolio - Service Class 2	132,536	72,298	60,238	209,797	75,669	134,128
	Fidelity® Variable Insurance Products II:
	Fidelity® VIP Contrafund® Portfolio - Service Class 2	507,095	425,281	81,814	1,591,302	369,905	1,221,397
	Franklin Templeton Variable Insurance Products Trust:
	Franklin Small Cap Value Securities Fund - Class 2	77,726	26,899	50,827	90,569	3,998	86,571
	ING Balanced Portfolio, Inc.:
	ING Balanced Portfolio - Class S	8,079	1,781	6,298	12,080	11,433	647
	ING Intermediate Bond Portfolio:
	ING Intermediate Bond Portfolio - Class S	869,220	615,601	253,619	1,880,237	970,831	909,406
	ING Investors Trust:
	ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	63,604	409,955	(346,351)	175,947	57,176	118,771
	ING American Funds Asset Allocation Portfolio	644,751	27,237	617,514	267,380	6,371	261,009
	ING American Funds Bond Portfolio	1,503,800	971,714	532,086	1,388,557	190,875	1,197,682
	ING American Funds Growth Portfolio	967,278	748,472	218,806	1,829,348	436,948	1,392,400
	ING American Funds Growth-Income Portfolio	601,373	413,227	188,146	1,034,083	340,469	693,614
	ING American Funds International Portfolio	691,662	489,255	202,407	1,087,513	375,829	711,684
	ING American Funds World Allocation Portfolio - Service Class	113,884	31,450	82,434	-	-	-
	ING Artio Foreign Portfolio - Service Class	157,590	327,908	(170,318)	471,520	155,456	316,064
	ING BlackRock Inflation Protected Bond Portfolio - Service Class	758,100	55,490	702,610	-	-	-
	ING BlackRock Large Cap Growth Portfolio - Service Class	114,693	40,218	74,475	148,692	23,508	125,184
	ING BlackRock Large Cap Value Portfolio - Service Class	2,437	2,266	171	786	4,119	(3,333)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

			Year ended December 31
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Clarion Global Real Estate Portfolio - Service Class	259,703	199,403	60,300	444,275	90,816	353,459
ING Clarion Real Estate Portfolio - Service Class	37,551	62,497	(24,946)	42,640	91,356	(48,716)
ING Evergreen Health Sciences Portfolio - Service Class	206,325	211,716	(5,391)	272,209	110,737	161,472
ING Evergreen Omega Portfolio - Service Class	137,838	25,054	112,784	12,668	2,793	9,875
ING FMRSM Diversified Mid Cap Portfolio - Service Class	180,454	236,970	(56,516)	251,509	113,814	137,695
ING Focus 5 Portfolio - Service Class	45,846	51,854	(6,008)	219,542	39,474	180,068
ING Franklin Income Portfolio - Service Class	1,110,424	261,994	848,430	568,040	247,715	320,325
ING Franklin Mutual Shares Portfolio - Service Class	124,047	111,556	12,491	378,936	110,742	268,194
ING Franklin Templeton Founding Strategy Portfolio - Service Class	253,228	124,216	129,012	1,213,517	176,582	1,036,935
ING Global Resources Portfolio - Service Class	297,999	235,164	62,835	595,096	143,172	451,924
ING Growth and Income Portfolio II - Service Class	109,824	719,038	(609,214)	123,223	175,058	(51,835)
ING Index Plus International Equity Portfolio - Service Class	17,516	280,776	(263,260)	103,609	18,673	84,936
ING International Growth Opportunities Portfolio - Service Class	-	19,605	(19,605)	260	-	260
ING Janus Contrarian Portfolio - Service Class	124,129	167,095	(42,966)	516,362	163,924	352,438
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	322,231	294,325	27,906	643,601	159,646	483,955
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	62,962	127,847	(64,885)	54,119	118,167	(64,048)
ING JPMorgan Value Opportunities Portfolio - Service Class	15,168	160,387	(145,219)	30,237	26,995	3,242
ING LifeStyle Aggressive Growth Portfolio - Service Class	399,345	2,775,569	(2,376,224)	693,092	272,678	420,414
ING LifeStyle Conservative Portfolio - Service Class	401,333	401,333	-	-	-	-
ING LifeStyle Growth Portfolio - Service Class	953,050	7,924,961	(6,971,911)	3,317,153	668,503	2,648,650
ING LifeStyle Moderate Growth Portfolio - Service Class	1,201,418	8,805,912	(7,604,494)	3,949,059	937,270	3,011,789
ING LifeStyle Moderate Portfolio - Service Class	1,098,986	5,004,124	(3,905,138)	2,433,903	797,276	1,636,627
ING Limited Maturity Bond Portfolio - Service Class	317	3,924	(3,607)	-	3,341	(3,341)
ING Liquid Assets Portfolio - Service Class	4,004,704	4,524,485	(519,781)	6,644,519	4,540,533	2,103,986
ING Lord Abbett Affiliated Portfolio - Service Class	851	895	(44)	375	5,483	(5,108)
ING Marsico Growth Portfolio - Service Class	165,224	186,621	(21,397)	214,300	115,283	99,017
ING Marsico International Opportunities Portfolio - Service Class	138,900	167,896	(28,996)	452,899	111,006	341,893
ING MFS Total Return Portfolio - Service Class	248,680	174,956	73,724	243,463	184,586	58,877

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

			Year ended December 31
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING MFS Utilities Portfolio - Service Class	300,498	126,476	174,022	482,581	176,256	306,325
ING Multi-Manager International Small Cap Portfolio - Class S	14,197	46,840	(32,643)	34,481	1,838	32,643
ING Oppenheimer Active Allocation Portfolio - Service Class	34,946	3,347	31,599	-	-	-
ING Oppenheimer Main Street Portfolio® - Service Class	32,537	573,396	(540,859)	134,157	83,152	51,005
ING PIMCO High Yield Portfolio - Service Class	33,980	122,500	(88,520)	117,013	132,544	(15,531)
ING PIMCO Total Return Bond Portfolio - Service Class	2,379,400	1,205,643	1,173,757	2,690,115	812,128	1,877,987
ING Pioneer Fund Portfolio - Service Class	7,676	7,293	383	8,624	4,034	4,590
ING Pioneer Mid Cap Value Portfolio - Service Class	291,251	164,044	127,207	469,577	136,058	333,519
ING Retirement Conservative Portfolio - Adviser Class	646,103	7,350	638,753	-	-	-
ING Retirement Growth Portfolio - Adviser Class	11,349,582	174,018	11,175,564	-	-	-
ING Retirement Moderate Growth Portfolio - Adviser Class	9,159,455	223,532	8,935,923	-	-	-
ING Retirement Moderate Portfolio - Adviser Class	5,044,010	93,395	4,950,615	-	-	-
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	598,794	358,286	240,508	1,107,839	335,683	772,156
ING T. Rowe Price Equity Income Portfolio - Service Class	434,924	387,191	47,733	389,067	280,946	108,121
ING Templeton Global Growth Portfolio - Service Class	55,882	133,828	(77,946)	123,145	159,265	(36,120)
ING Van Kampen Capital Growth Portfolio - Service Class	14,531	84,236	(69,705)	68,530	23,536	44,994
ING Van Kampen Global Franchise Portfolio - Service Class	200,849	124,533	76,316	222,059	259,300	(37,241)
ING Van Kampen Global Tactical Asset Allocation Portfolio - Service Class	323,310	221,281	102,029	-	-	-
ING Van Kampen Growth and Income Portfolio - Service Class	69,872	33,109	36,763	54,594	27,711	26,883
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	24,580	3,969	20,611	885	4,552	(3,667)
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class	6,392	40,745	(34,353)	34,476	123	34,353
ING American Century Small-Mid Cap Value Portfolio - Service Class	38,104	3,129	34,975	23,097	99	22,998
ING Baron Small Cap Growth Portfolio - Service Class	380,895	158,901	221,994	391,251	114,541	276,710
ING Columbia Small Cap Value Portfolio - Service Class	114,948	88,455	26,493	238,276	44,787	193,489
ING Davis New York Venture Portfolio - Service Class	374,530	473,278	(98,748)	699,863	84,065	615,798
ING JPMorgan Mid Cap Value Portfolio - Service Class	135,286	26,842	108,444	108,258	24,447	83,811
ING Legg Mason Partners Aggressive Growth Portfolio - Service Class	3,710	30,795	(27,085)	26,680	16,478	10,202

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

			Year ended December 31
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Neuberger Berman Partners Portfolio - Service Class	3,368	76,391	(73,023)	2,233	13,000	(10,767)
ING Oppenheimer Global Portfolio - Initial Class	3,921	7,476	(3,555)	444	1,115	(671)
ING Oppenheimer Global Portfolio - Service Class	56,807	122,227	(65,420)	242,989	122,093	120,896
ING Oppenheimer Strategic Income Portfolio - Service Class	588	98	490	10,060	20	10,040
ING PIMCO Total Return Portfolio - Service Class	9,807	499	9,308	10,622	20	10,602
ING Solution 2015 Portfolio - Service Class	16,354	69	16,285	3,431	6	3,425
ING Solution 2025 Portfolio - Service Class	28,681	1,371	27,310	112,477	229	112,248
ING Solution 2035 Portfolio - Service Class	2,150	84	2,066	11,684	43	11,641
ING Solution 2045 Portfolio - Service Class	-	15	(15)	2,149	8	2,141
ING Solution Income Portfolio - Service Class	7,489	4,521	2,968	5,993	(3)	5,996
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	82,478	4,923	77,555	64,952	160	64,792
ING T. Rowe Price Growth Equity Portfolio - Service Class	287,699	47,314	240,385	195,753	32,847	162,906
ING Templeton Foreign Equity Portfolio - Service Class	218,113	172,082	46,031	724,000	203,352	520,648
ING Thornburg Value Portfolio - Initial Class	21	42	(21)	17	89	(72)
ING Thornburg Value Portfolio - Service Class	12,446	3,051	9,395	11,709	24	11,685
ING UBS U.S. Large Cap Equity Portfolio - Service Class	5,656	12,977	(7,321)	23,989	3,306	20,683
ING Van Kampen Comstock Portfolio - Service Class	201,130	109,687	91,443	115,120	86,535	28,585
ING Van Kampen Equity and Income Portfolio - Service Class	72,925	30,074	42,851	222,595	73,728	148,867
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class S	34	-	34	-	-	-
ING Strategic Allocation Growth Portfolio - Class S	4,537	405	4,132	11,105	31	11,074
ING Strategic Allocation Moderate Portfolio - Class S	152	26	126	3,242	13	3,229
ING Variable Funds:
ING Growth and Income Portfolio - Class I	107	21,548	(21,441)	228	20,107	(19,879)
ING Growth and Income Portfolio - Class S	509,262	93,326	415,936	131,574	9,319	122,255

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

			Year ended December 31
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 3	3,523	237,307	(233,784)	1	24,262	(24,261)
ING GET U.S. Core Portfolio - Series 4	52	257,278	(257,226)	1	15,885	(15,884)
ING GET U.S. Core Portfolio - Series 5	-	58,135	(58,135)	-	26,458	(26,458)
ING GET U.S. Core Portfolio - Series 6	122	22,653	(22,531)	130	8,202	(8,072)
ING GET U.S. Core Portfolio - Series 7	-	21,366	(21,366)	-	28,729	(28,729)
ING GET U.S. Core Portfolio - Series 8	-	27	(27)	-	21,054	(21,054)
ING GET U.S. Core Portfolio - Series 9	-	179	(179)	-	22	(22)
ING GET U.S. Core Portfolio - Series 10	-	71,284	(71,284)	-	1,507	(1,507)
ING GET U.S. Core Portfolio - Series 11	-	1,325	(1,325)	-	444	(444)
ING GET U.S. Core Portfolio - Series 12	-	47	(47)	-	86	(86)
ING GET U.S. Core Portfolio - Series 13	-	4,875	(4,875)	27,897	30,786	(2,889)
ING GET U.S. Core Portfolio - Series 14	350	44,940	(44,590)	104	84,620	(84,516)
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class S	266,611	99,929	166,682	349,945	44,984	304,961
ING Dow Jones Euro STOXX 50 Index Portfolio - Class A	7,562	2,118	5,444	-	-	-
ING Global Equity Option Portfolio - Class S	4,205	4,205	-	-	-	-
ING Hang Seng Index Portfolio - Class S	139,205	10,532	128,673	-	-	-
ING Index Plus LargeCap Portfolio - Class S	32,380	59,718	(27,338)	115,109	130,460	(15,351)
ING Index Plus MidCap Portfolio - Class S	68,417	79,741	(11,324)	179,068	94,974	84,094
ING Index Plus SmallCap Portfolio - Class S	44,231	67,188	(22,957)	143,404	95,158	48,246
ING International Index Portfolio - Class S	389,797	27,057	362,740	102,000	6,388	95,612
ING Japan Equity Index Portfolio - Class A	2,006	2,006	-	-	-	-
ING Opportunistic Large Cap Growth Portfolio - Class S	249	3,407	(3,158)	3,172	14	3,158
ING Opportunistic Large Cap Portfolio - Class S	4,830	2,736	2,094	3,022	716	2,306
ING Russell™ Global Large Cap Index 75% Portfolio - Class S	28,479	35	28,444	-	-	-
ING Russell™ Large Cap Growth Index Portfolio - Class S	104,470	15,522	88,948	-	-	-
ING Russell™ Large Cap Index Portfolio - Class S	792,292	71,451	720,841	91,765	6,271	85,494
ING Russell™ Large Cap Value Index Portfolio - Class S	150,192	35,820	114,372	-	-	-
ING Russell™ Mid Cap Growth Index Portfolio - Class S	311,736	23,496	288,240	-	-	-

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

			Year ended December 31
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Portfolios, Inc. (continued):
ING Russell™ Mid Cap Index Portfolio - Class S	179,658	42,737	136,921	88,104	5,327	82,777
ING Russell™ Small Cap Index Portfolio - Class S	146,035	45,593	100,442	126,448	6,661	119,787
ING Small Company Portfolio - Class S	246,060	61,995	184,065	177,314	9,731	167,583
ING U.S. Bond Index Portfolio - Class S	443,047	148,670	294,377	268,444	39,133	229,311
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio - Class S	649,704	435,227	214,477	756,878	163,458	593,420
ING Variable Products Trust:
ING International Value Portfolio - Class S	30,458	4,335	26,123	100,485	1,335	99,150
ING MidCap Opportunities Portfolio - Class S	100,807	126,141	(25,334)	480,346	26,347	453,999
ING SmallCap Opportunities Portfolio - Class S	7,566	17,933	(10,367)	50,692	13,928	36,764
Legg Mason Partners Variable Equity Trust:
Legg Mason ClearBridge Variable Investors Portfolio	169	4,454	(4,285)	86	16,947	(16,861)
Legg Mason Global Currents Variable International All Cap Opportunity
Portfolio	15	697	(682)	242	1,298	(1,056)
Legg Mason Variable Lifestyle Allocation 50%	196	24,872	(24,676)	151	14,819	(14,668)
Legg Mason Variable Lifestyle Allocation 70%	76	6,653	(6,577)	153	10,762	(10,609)
Legg Mason Variable Lifestyle Allocation 85%	61	2,557	(2,496)	370	2,695	(2,325)
Legg Mason Partners Variable Income Trust:
Legg Mason Western Asset Variable High Income Portfolio	-	12	(12)	106	569	(463)
Legg Mason Western Asset Variable Money Market Portfolio	168	1,037	(869)	840	3,995	(3,155)
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA - Service Class	1,034	1,106	(72)	7,295	60	7,235
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	2,283	498	1,785	14,497	23	14,474
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II	72,522	61,499	11,023	185,796	3,893	181,903
Pioneer Small Cap Value VCT Portfolio - Class II	1,589	15,726	(14,137)	336	2,861	(2,525)
ProFunds:
ProFund VP Bull	60	1,430	(1,370)	3,965	5,396	(1,431)
ProFund VP Europe 30	6	1,132	(1,126)	561	2,269	(1,708)
ProFund VP Rising Rates Opportunity	1,579	4,512	(2,933)	2,421	16,303	(13,882)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

9.	Unit Summary

	A summary of units outstanding at December 31, 2009 follows:

	Division/Contract	Units	Unit Value	Extended Value
	AIM V.I. Leisure Fund - Series I Shares
	Contracts in accumulation period:
	Band 6	780.946	$ 10.42	$ 8,137
	Band 9	58.081	10.03	583
	Band 17	146.960	10.18	1,496
	Band 20	6,977.693	9.91	69,149
	Band 22	1,968.084	9.83	19,346
	Band 24	4,867.812	10.07	49,019
	Band 25	1,280.908	9.96	12,758
	Band 26	1,294.337	9.88	12,788
		17,374.821		$ 173,276
	BlackRock Global Allocation V.I. Fund - Class III
	Contracts in accumulation period:
	Band 6	364,798.729	$ 9.55	$ 3,483,828
	Band 7	1,227.338	9.53	11,697
	Band 9	26,799.070	9.47	253,787
	Band 17	185,824.967	9.52	1,769,054
	Band 19	6,323.542	9.50	60,074
	Band 20	57,180.120	9.44	539,780
	Band 22	3,273.344	9.41	30,802
	Band 24	412,211.501	9.49	3,911,887
	Band 25	208,450.308	9.45	1,969,855
	Band 27	59,047.522	9.39	554,456
	Band 28	17,424.541	9.38	163,442
	Band 34	119,589.690	9.57	1,144,473
	Band 35	43,090.590	9.53	410,653
		1,505,241.262		$ 14,303,788
	Columbia Small Cap Value Fund, Variable Series - Class B
	Contracts in accumulation period:
	Band 1	1,514.850	$ 11.30	$ 17,118
	Band 3	121.550	11.22	1,364
	Band 6	19,452.151	11.30	219,809
	Band 8	46.356	11.14	516
	Band 9	1,899.054	11.03	20,947
	Band 10	173.525	10.95	1,900
	Band 17	23,271.654	11.19	260,410
	Band 19	670.131	11.11	7,445
	Band 20	8,750.213	10.92	95,552
	Band 24	25,028.914	11.08	277,320
	Band 25	3,892.877	10.98	42,744
	Band 26	2,304.573	10.90	25,120
		87,125.848		$ 970,245

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Equity-Income Portfolio - Service Class 2
Contracts in accumulation period:
Band 5	5,911.109	$ 10.08	$ 59,584
Band 6	97,079.171	9.90	961,084
Band 8	27,318.995	9.66	263,901
Band 9	82,045.727	9.49	778,614
Band 10	485.898	9.37	4,553
Band 17	89,698.934	9.66	866,492
Band 19	6,140.431	9.58	58,825
Band 20	17,999.277	9.40	169,193
Band 22	2,874.150	9.32	26,787
Band 24	49,532.536	9.56	473,531
Band 25	34,167.277	9.45	322,881
Band 28	180.462	9.22	1,664
Band 30	123,838.424	7.29	902,782
Band 31	140,500.989	7.25	1,018,632
	677,773.380		$ 5,908,523
Fidelity® VIP Contrafund® Portfolio - Service Class 2
Contracts in accumulation period:
Band 1	1,946.664	$ 11.56	$ 22,503
Band 3	1,150.253	11.48	13,205
Band 5	9,160.290	14.12	129,343
Band 6	421,990.590	13.88	5,857,229
Band 7	6.830	13.70	94
Band 8	28,050.916	13.53	379,529
Band 9	156,811.166	13.30	2,085,589
Band 10	1,388.752	13.13	18,234
Band 17	424,962.949	12.43	5,282,289
Band 19	23,804.059	12.33	293,504
Band 20	170,171.437	12.10	2,059,074
Band 22	4,918.554	12.00	59,023
Band 24	209,978.807	12.30	2,582,739
Band 25	171,913.617	12.16	2,090,470
Band 26	8,478.358	12.06	102,249
Band 27	25,440.238	11.90	302,739
Band 28	39,312.853	11.87	466,644
Band 29	1,643.462	11.77	19,344
Band 30	372,965.287	8.57	3,196,313
Band 31	302,302.261	8.53	2,578,638
Band 34	69,853.683	8.42	588,168
Band 35	26,041.470	8.38	218,228
	2,472,292.496		$ 28,345,148
Franklin Small Cap Value Securities Fund - Class 2
Contracts in accumulation period:
Band 30	61,687.343	$ 8.27	$ 510,154
Band 31	75,710.537	8.23	623,098
	137,397.880		$ 1,133,252

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Balanced Portfolio - Class S
Contracts in accumulation period:
Band 5	919.852	$ 9.14	$ 8,407
Band 8	4,361.323	8.98	39,165
Band 9	1,992.772	8.91	17,756
Band 17	1,346.650	9.01	12,133
Band 20	2,995.218	8.84	26,478
Band 24	231.895	8.94	2,073
Band 30	6,455.181	8.72	56,289
Band 31	11,392.821	8.68	98,890
	29,695.712		$ 261,191
ING Intermediate Bond Portfolio - Class S
Contracts in accumulation period:
Band 2	180.643	$ 10.68	$ 1,929
Band 4	1,242.724	10.61	13,185
Band 5	2,651.267	10.82	28,687
Band 6	270,027.935	10.72	2,894,699
Band 9	48,959.618	10.47	512,607
Band 17	217,375.693	10.62	2,308,530
Band 19	19,732.936	10.54	207,985
Band 20	99,829.294	10.37	1,035,230
Band 22	4,303.772	10.29	44,286
Band 24	238,630.020	10.52	2,510,388
Band 25	204,750.440	10.42	2,133,500
Band 26	1,926.016	10.34	19,915
Band 27	18,537.655	10.22	189,455
Band 28	56,502.871	10.19	575,764
Band 30	269,940.619	10.21	2,756,094
Band 31	423,080.383	10.16	4,298,497
Band 34	16,973.372	9.80	166,339
Band 35	13,230.956	9.75	129,002
	1,907,876.214		$ 19,826,092
ING American Funds Asset Allocation Portfolio
Contracts in accumulation period:
Band 6	274,315.296	$ 8.77	$ 2,405,745
Band 9	6,646.575	8.69	57,759
Band 17	153,384.419	8.74	1,340,580
Band 20	26,071.048	8.66	225,775
Band 24	112,721.992	8.71	981,809
Band 25	96,915.384	8.68	841,226
Band 26	12,692.583	8.66	109,918
Band 27	3,135.151	8.62	27,025
Band 28	9,331.957	8.61	80,348
Band 34	124,569.547	8.78	1,093,721
Band 35	58,739.242	8.75	513,968
	878,523.194		$ 7,677,874

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds Bond Portfolio
Contracts in accumulation period:
Band 6	233,159.035	$ 9.81	$ 2,287,290
Band 7	210.270	9.78	2,056
Band 9	63,146.424	9.72	613,783
Band 17	219,928.091	9.77	2,148,697
Band 19	13,906.846	9.75	135,592
Band 20	94,554.952	9.68	915,292
Band 22	8,876.792	9.65	85,661
Band 24	215,342.020	9.74	2,097,431
Band 25	445,879.768	9.70	4,325,034
Band 26	24,235.162	9.67	234,354
Band 27	52,023.989	9.62	500,471
Band 28	25,844.559	9.61	248,366
Band 30	203,413.804	9.86	2,005,660
Band 31	89,736.365	9.82	881,211
Band 34	30,093.820	9.93	298,832
Band 35	9,415.829	9.89	93,123
	1,729,767.726		$ 16,872,853
ING American Funds Growth Portfolio
Contracts in accumulation period:
Band 1	1,126.049	$ 12.25	$ 13,794
Band 2	382.034	9.09	3,473
Band 3	9,991.375	12.13	121,195
Band 4	588.692	9.03	5,316
Band 5	10,459.407	12.40	129,697
Band 6	987,116.035	12.25	12,092,171
Band 7	62.846	12.13	762
Band 8	10,235.943	12.01	122,934
Band 9	195,446.966	11.86	2,318,001
Band 10	5,829.835	11.75	68,501
Band 17	1,020,814.708	11.46	11,698,537
Band 19	37,645.707	11.36	427,655
Band 20	249,007.255	11.15	2,776,431
Band 22	87,629.751	11.06	969,185
Band 24	610,024.347	11.33	6,911,576
Band 25	660,785.715	11.21	7,407,408
Band 26	24,036.326	11.12	267,284
Band 27	42,047.238	10.97	461,258
Band 28	47,126.714	10.94	515,566
Band 30	223,253.248	8.05	1,797,189
Band 31	90,421.135	8.02	725,178
Band 34	44,382.877	8.12	360,389
Band 35	14,707.282	8.08	118,835
	4,373,121.485		$ 49,312,335

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds Growth-Income Portfolio
Contracts in accumulation period:
Band 1	1,372.913	$ 11.39	$ 15,637
Band 2	335.891	9.19	3,087
Band 3	14,361.738	11.28	162,000
Band 4	524.874	9.13	4,792
Band 5	8,855.187	11.54	102,189
Band 6	603,137.957	11.39	6,869,741
Band 7	451.121	11.28	5,089
Band 8	8,788.354	11.18	98,254
Band 9	153,409.755	11.04	1,693,644
Band 10	8,688.186	10.93	94,962
Band 17	760,314.245	10.30	7,831,237
Band 19	41,874.894	10.22	427,961
Band 20	141,453.920	10.02	1,417,368
Band 22	16,184.622	9.94	160,875
Band 24	426,151.598	10.19	4,342,485
Band 25	450,001.556	10.08	4,536,016
Band 26	12,673.864	10.00	126,739
Band 27	16,814.165	9.86	165,788
Band 28	32,942.839	9.83	323,828
Band 30	83,751.461	8.05	674,199
Band 31	60,303.365	8.01	483,030
Band 34	41,970.883	8.46	355,074
Band 35	6,690.682	8.42	56,336
	2,891,054.070		$ 29,950,331
ING American Funds International Portfolio
Contracts in accumulation period:
Band 1	463.610	$ 17.90	$ 8,299
Band 2	165.887	11.63	1,929
Band 3	3,616.883	17.73	64,127
Band 4	224.981	11.56	2,601
Band 5	586.157	18.13	10,627
Band 6	289,246.260	17.90	5,177,508
Band 7	12.827	17.73	227
Band 8	2,788.528	17.56	48,967
Band 9	63,082.180	17.34	1,093,845
Band 10	1,825.097	17.17	31,337
Band 17	527,476.981	14.97	7,896,330
Band 19	21,969.557	14.85	326,248
Band 20	101,484.548	14.57	1,478,630
Band 22	7,563.322	14.45	109,290
Band 24	313,569.723	14.81	4,643,968
Band 25	311,509.267	14.65	4,563,611
Band 26	17,047.580	14.53	247,701

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds International Portfolio (continued)
Band 27	35,024.753	$ 14.34	$ 502,255
Band 28	27,693.579	14.29	395,741
Band 29	136.855	14.18	1,941
Band 30	215,385.392	9.30	2,003,084
Band 31	210,243.903	9.26	1,946,859
Band 34	48,914.767	8.84	432,407
Band 35	2,241.130	8.80	19,722
	2,202,273.767		$ 31,007,254
ING American Funds World Allocation Portfolio - Service
Class
Contracts in accumulation period:
Band 6	26,296.708	$ 14.06	$ 369,732
Band 9	547.050	13.99	7,653
Band 17	12,304.986	14.03	172,639
Band 19	2,411.672	14.01	33,788
Band 20	1,520.001	13.97	21,234
Band 24	15,909.076	14.00	222,727
Band 25	15,133.095	13.98	211,561
Band 27	349.521	13.93	4,869
Band 28	1,563.204	13.92	21,760
Band 34	6,300.731	14.07	88,651
Band 35	98.130	14.04	1,378
	82,434.174		$ 1,155,992
ING Artio Foreign Portfolio - Service Class
Contracts in accumulation period:
Band 3	2,450.753	$ 11.43	$ 28,012
Band 6	243,868.961	13.72	3,345,882
Band 8	2,088.940	13.41	28,013
Band 9	19,913.338	13.20	262,856
Band 17	299,209.867	13.08	3,913,665
Band 19	8,122.143	12.98	105,425
Band 20	32,053.381	12.73	408,040
Band 22	4,927.850	12.63	62,239
Band 24	150,751.141	12.94	1,950,720
Band 25	89,329.223	12.80	1,143,414
Band 26	8,476.074	12.70	107,646
Band 27	890.828	12.52	11,153
Band 28	3,736.130	12.49	46,664
Band 29	565.948	12.39	7,012
Band 34	7,745.795	7.32	56,699
Band 35	33,097.938	7.28	240,953
	907,228.310		$ 11,718,393

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Inflation Protected Bond Portfolio - Service
Class
Contracts in accumulation period:
Band 6	122,796.698	$ 10.60	$ 1,301,645
Band 9	22,268.339	10.56	235,154
Band 17	50,010.262	10.58	529,109
Band 20	40,111.352	10.54	422,774
Band 22	1,420.653	10.53	14,959
Band 24	108,476.133	10.57	1,146,593
Band 25	123,527.489	10.55	1,303,215
Band 26	13,700.705	10.54	144,405
Band 27	4,988.128	10.52	52,475
Band 28	25,335.314	10.52	266,528
Band 30	80,939.254	10.62	859,575
Band 31	85,213.718	10.60	903,265
Band 34	19,649.418	10.61	208,480
Band 35	4,172.954	10.59	44,192
	702,610.417		$ 7,432,369
ING BlackRock Large Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Band 1	328.987	$ 10.05	$ 3,306
Band 3	2,501.552	9.97	24,940
Band 5	1,884.565	10.14	19,109
Band 6	107,683.306	10.05	1,082,217
Band 8	471.490	9.91	4,672
Band 9	17,938.624	9.81	175,978
Band 17	73,467.609	9.95	731,003
Band 19	117.474	9.88	1,161
Band 20	10,345.143	9.72	100,555
Band 22	4,093.074	9.65	39,498
Band 24	33,678.788	9.86	332,073
Band 25	15,295.164	9.76	149,281
Band 26	262.639	9.69	2,545
Band 27	2,213.866	9.58	21,209
Band 28	2,171.740	9.55	20,740
Band 30	2,160.740	8.20	17,718
Band 31	565.672	8.16	4,616
Band 34	13,287.473	8.66	115,070
Band 35	3,658.666	8.62	31,538
	292,126.572		$ 2,877,229
ING BlackRock Large Cap Value Portfolio - Service Class
Contracts in accumulation period:
Band 6	18,606.610	$ 9.43	$ 175,460
Band 9	2,879.446	9.21	26,520
Band 17	13,236.801	9.34	123,632
Band 20	665.478	9.12	6,069
Band 24	9,121.019	9.25	84,369
Band 26	839.003	9.10	7,635
Band 27	1,136.034	8.99	10,213
	46,484.391		$ 433,898

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Clarion Global Real Estate Portfolio - Service Class
Contracts in accumulation period:
Band 6	108,722.138	$ 9.54	$ 1,037,209
Band 7	61.804	9.49	587
Band 8	221.361	9.44	2,090
Band 9	16,979.057	9.37	159,094
Band 17	76,458.565	9.47	724,063
Band 19	9,964.977	9.42	93,870
Band 20	23,035.382	9.29	213,999
Band 22	3,831.088	9.24	35,399
Band 24	68,030.044	9.40	639,482
Band 25	60,288.496	9.33	562,492
Band 26	1,770.678	9.28	16,432
Band 27	21,874.283	9.19	201,025
Band 28	11,294.793	9.17	103,573
Band 30	149,483.061	7.53	1,125,607
Band 31	146,656.819	7.50	1,099,926
Band 34	1,189.862	8.18	9,733
Band 35	718.118	8.14	5,845
	700,580.526		$ 6,030,426
ING Clarion Real Estate Portfolio - Service Class
Contracts in accumulation period:
Band 1	1,571.278	$ 55.00	$ 86,420
Band 3	1,177.096	53.29	62,727
Band 4	160.457	8.93	1,433
Band 5	437.820	14.61	6,397
Band 6	114,888.412	14.44	1,658,989
Band 8	255.737	14.20	3,631
Band 9	10,771.739	14.03	151,127
Band 17	68,152.356	12.19	830,777
Band 19	7,825.329	12.09	94,608
Band 20	28,196.459	11.86	334,410
Band 22	535.958	11.76	6,303
Band 24	40,941.651	12.06	493,756
Band 25	26,536.280	11.93	316,578
Band 26	8,158.829	11.83	96,519
Band 27	805.758	11.67	9,403
Band 28	5,455.881	11.63	63,452
Band 29	418.136	11.54	4,825
	316,289.176		$ 4,221,355

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Evergreen Health Sciences Portfolio - Service Class
Contracts in accumulation period:
Band 1	417.929	$ 11.35	$ 4,743
Band 5	3,538.936	11.01	38,964
Band 6	121,233.166	10.89	1,320,229
Band 8	4,099.006	10.70	43,859
Band 9	14,048.078	10.58	148,629
Band 17	115,638.175	11.74	1,357,592
Band 19	734.600	11.65	8,558
Band 20	19,642.823	11.43	224,517
Band 22	242.466	11.33	2,747
Band 24	56,654.161	11.61	657,755
Band 25	62,100.264	11.49	713,532
Band 26	785.480	11.39	8,947
Band 27	21,399.266	11.24	240,528
Band 28	12,791.720	11.21	143,395
Band 34	4,504.523	8.96	40,361
Band 35	2,925.273	8.91	26,064
	440,755.866		$ 4,980,420
ING Evergreen Omega Portfolio - Service Class
Contracts in accumulation period:
Band 5	1,063.015	$ 12.61	$ 13,405
Band 6	37,460.058	12.47	467,127
Band 8	461.182	12.26	5,654
Band 9	1,532.073	12.12	18,569
Band 17	42,349.830	13.26	561,559
Band 20	6,520.647	12.90	84,116
Band 24	15,954.747	13.12	209,326
Band 25	4,436.797	12.98	57,590
Band 26	1,099.876	12.87	14,155
Band 28	4,073.305	12.66	51,568
Band 30	8,661.135	10.58	91,635
Band 31	7,924.077	10.53	83,441
Band 34	3,579.367	14.86	53,189
	135,116.109		$ 1,711,334

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING FMRSM Diversified Mid Cap Portfolio - Service Class
Contracts in accumulation period:
Band 1	4,114.997	$ 13.97	$ 57,487
Band 3	98,974.967	13.77	1,362,885
Band 6	143,814.063	12.41	1,784,733
Band 8	617.595	12.24	7,559
Band 9	37,078.243	12.13	449,759
Band 17	149,935.141	12.30	1,844,202
Band 19	4,115.079	12.21	50,245
Band 20	34,153.097	12.01	410,179
Band 22	1,790.964	11.92	21,348
Band 24	103,778.251	12.18	1,264,019
Band 25	52,745.271	12.06	636,108
Band 26	1,524.612	11.98	18,265
Band 27	5,443.052	11.83	64,391
Band 28	10,486.228	11.80	123,737
Band 34	8,955.782	9.02	80,781
	657,527.342		$ 8,175,698
ING Focus 5 Portfolio - Service Class
Contracts in accumulation period:
Band 6	13,817.195	$ 6.73	$ 92,990
Band 9	8,546.728	6.65	56,836
Band 17	64,999.097	6.70	435,494
Band 20	4,248.207	6.62	28,123
Band 24	33,984.724	6.66	226,338
Band 25	20,861.946	6.63	138,315
Band 27	29,522.412	6.57	193,962
Band 28	20,029.099	6.56	131,391
Band 31	4,405.433	7.72	34,010
Band 34	355.330	7.55	2,683
Band 35	19,464.482	7.51	146,178
	220,234.653		$ 1,486,320

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Franklin Income Portfolio - Service Class
Contracts in accumulation period:
Band 3	4,194.224	$ 10.04	$ 42,110
Band 5	1,238.303	10.17	12,594
Band 6	307,587.505	10.10	3,106,634
Band 7	258.472	10.04	2,595
Band 8	6,655.204	9.99	66,485
Band 9	90,355.526	9.91	895,423
Band 10	6,022.132	9.86	59,378
Band 17	183,594.927	10.02	1,839,621
Band 19	11,593.518	9.97	115,587
Band 20	66,231.217	9.84	651,715
Band 22	976.288	9.78	9,548
Band 24	358,321.729	9.95	3,565,301
Band 25	879,452.091	9.87	8,680,192
Band 26	1,517.656	9.82	14,903
Band 27	22,525.549	9.73	219,174
Band 28	67,743.062	9.71	657,785
Band 34	11,991.079	9.46	113,436
Band 35	13,134.417	9.42	123,726
	2,033,392.899		$ 20,176,207
ING Franklin Mutual Shares Portfolio - Service Class
Contracts in accumulation period:
Band 5	860.863	$ 9.18	$ 7,903
Band 6	184,842.891	9.14	1,689,464
Band 8	3,011.709	9.06	27,286
Band 9	33,702.336	9.01	303,658
Band 10	1,376.547	8.98	12,361
Band 17	88,289.608	9.09	802,553
Band 19	8,620.716	9.05	78,017
Band 20	10,477.180	8.96	93,876
Band 22	1,062.971	8.93	9,492
Band 24	152,775.479	9.04	1,381,090
Band 25	122,613.715	8.99	1,102,297
Band 26	3,268.640	8.95	29,254
Band 27	21,516.980	8.89	191,286
Band 28	15,817.930	8.88	140,463
Band 34	2,260.382	8.29	18,739
Band 35	22,136.505	8.25	182,626
	672,634.452		$ 6,070,365

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Franklin Templeton Founding Strategy Portfolio -
Service Class
Contracts in accumulation period:
Band 6	196,241.538	$ 7.86	$ 1,542,458
Band 7	1,291.441	7.83	10,112
Band 8	3,270.940	7.80	25,513
Band 9	95,147.645	7.75	737,394
Band 10	2,901.039	7.72	22,396
Band 17	447,304.527	7.82	3,497,921
Band 19	31,557.576	7.78	245,518
Band 20	104,671.724	7.71	807,019
Band 22	3,153.046	7.68	24,215
Band 24	366,073.385	7.77	2,844,390
Band 25	195,073.257	7.73	1,507,916
Band 26	35,513.618	7.70	273,455
Band 27	69,700.911	7.65	533,212
Band 28	22,156.696	7.64	169,277
Band 31	10,530.329	8.66	91,193
Band 34	136,838.492	8.78	1,201,442
Band 35	40,862.800	8.74	357,141
	1,762,288.964		$ 13,890,572
ING Global Resources Portfolio - Service Class
Contracts in accumulation period:
Band 1	604.797	$ 38.50	$ 23,285
Band 3	2,038.035	37.30	76,019
Band 5	1,529.248	16.88	25,814
Band 6	174,274.879	16.72	2,913,876
Band 8	2,757.185	16.49	45,466
Band 9	90,895.089	16.33	1,484,317
Band 17	185,729.161	16.56	3,075,675
Band 19	11,878.681	16.45	195,404
Band 20	49,247.022	16.17	796,324
Band 22	4,701.500	16.06	75,506
Band 24	134,051.159	16.41	2,199,780
Band 25	118,244.051	16.25	1,921,466
Band 26	5,795.940	16.13	93,489
Band 27	67,826.225	15.94	1,081,150
Band 28	12,682.972	15.90	201,659
Band 29	137.192	15.79	2,166
Band 34	1,828.037	8.43	15,410
Band 35	2,947.509	8.39	24,730
	867,168.682		$ 14,251,536

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Janus Contrarian Portfolio - Service Class
Contracts in accumulation period:
Band 3	73,347.490	$ 11.61	$ 851,564
Band 5	2,095.827	13.07	27,392
Band 6	254,382.574	12.92	3,286,623
Band 7	23.147	12.81	297
Band 9	25,358.287	12.55	318,247
Band 17	113,354.707	13.23	1,499,683
Band 19	9,020.331	13.13	118,437
Band 20	16,468.042	12.88	212,108
Band 22	581.105	12.78	7,427
Band 24	78,642.646	13.09	1,029,432
Band 25	58,713.751	12.95	760,343
Band 26	2,964.147	12.85	38,089
Band 27	2,707.317	12.67	34,302
Band 28	15,353.006	12.63	193,908
Band 34	48,688.382	7.15	348,122
Band 35	7,185.540	7.11	51,089
	708,886.299		$ 8,777,063
ING JPMorgan Emerging Markets Equity Portfolio - Service
Class
Contracts in accumulation period:
Band 1	2,955.837	$ 21.05	$ 62,220
Band 3	9,720.684	20.67	200,927
Band 5	610.105	20.74	12,654
Band 6	256,131.323	20.54	5,260,937
Band 7	14.074	20.40	287
Band 8	1,504.294	20.26	30,477
Band 9	35,608.815	20.07	714,669
Band 10	155.427	19.92	3,096
Band 17	150,142.071	20.35	3,055,391
Band 19	22,036.260	20.20	445,132
Band 20	39,775.896	19.87	790,347
Band 22	2,108.042	19.73	41,592
Band 24	108,648.655	20.16	2,190,357
Band 25	87,076.888	19.96	1,738,055
Band 26	8,288.442	19.82	164,277
Band 27	34,674.131	19.58	678,919
Band 28	16,662.401	19.53	325,417
Band 29	180.817	19.39	3,506
Band 30	125,949.247	8.58	1,080,645
Band 31	145,527.611	8.55	1,244,261
Band 34	23,179.752	8.98	208,154
Band 35	2,713.771	8.94	24,261
	1,073,664.543		$ 18,275,581

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Small Cap Core Equity Portfolio - Service
Class
Contracts in accumulation period:
Band 5	792.943	$ 13.09	$ 10,380
Band 6	76,272.818	12.89	983,157
Band 8	1,422.256	12.60	17,920
Band 9	14,548.529	12.40	180,402
Band 17	117,617.770	11.68	1,373,776
Band 19	3,946.205	11.59	45,737
Band 20	20,342.690	11.37	231,296
Band 22	5,372.527	11.27	60,548
Band 24	54,476.648	11.55	629,205
Band 25	24,766.995	11.43	283,087
Band 26	39.944	11.34	453
Band 27	1,478.806	11.18	16,533
Band 28	4,334.214	11.15	48,326
Band 34	7,596.786	9.34	70,954
Band 35	499.272	9.30	4,643
	333,508.403		$ 3,956,417
ING Limited Maturity Bond Portfolio - Service Class
Contracts in accumulation period:
Band 1	3,625.533	$ 23.45	$ 85,019
Band 3	12,710.371	22.72	288,780
	16,335.904		$ 373,799
ING Liquid Assets Portfolio - Service Class
Contracts in accumulation period:
Band 1	9,480.579	$ 17.48	$ 165,721
Band 3	56,040.142	16.94	949,320
Band 4	6,316.974	10.04	63,422
Band 5	73,577.647	18.22	1,340,585
Band 6	295,618.789	17.48	5,167,416
Band 7	16,817.313	16.94	284,885
Band 8	260,897.571	16.40	4,278,720
Band 9	467,469.519	15.72	7,348,621
Band 10	65,196.754	15.23	992,947
Band 17	447,412.928	10.78	4,823,111
Band 19	24,235.253	10.69	259,075
Band 20	192,945.432	10.49	2,023,998
Band 22	2,839.751	10.41	29,562
Band 24	569,945.469	10.67	6,081,318
Band 25	440,547.477	10.55	4,647,776
Band 26	37,271.967	10.46	389,865
Band 27	297,118.767	10.32	3,066,266
Band 28	14,561.030	10.29	149,833
Band 29	4,763.048	10.21	48,631
Band 30	41,030.139	10.22	419,328
Band 31	3,707.315	10.17	37,703
Band 34	267,811.879	10.01	2,680,797
Band 35	99,367.884	9.96	989,704
	3,694,973.627		$ 46,238,604

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Lord Abbett Affiliated Portfolio - Service Class
Contracts in accumulation period:
Band 3	5,860.465	$ 10.27	$ 60,187
Band 6	4,402.100	11.03	48,555
Band 17	11,644.269	9.80	114,114
Band 19	3,369.314	9.72	32,750
Band 24	3,162.386	9.70	30,675
Band 25	1,489.016	9.59	14,280
	29,927.550		$ 300,561
ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
Band 1	9,455.038	$ 14.59	$ 137,949
Band 3	136,569.603	14.29	1,951,580
Band 6	96,989.651	10.59	1,027,120
Band 8	55.263	10.41	575
Band 9	33,996.098	10.29	349,820
Band 10	169.004	10.20	1,724
Band 17	148,997.150	10.67	1,589,800
Band 19	4,225.698	10.58	44,708
Band 20	12,003.438	10.38	124,596
Band 22	362.700	10.29	3,732
Band 24	64,561.378	10.55	681,123
Band 25	64,501.054	10.44	673,391
Band 26	6,894.941	10.35	71,363
Band 27	15,574.625	10.21	159,017
Band 28	11,726.963	10.18	119,380
Band 34	7,894.631	8.37	66,078
Band 35	3,937.840	8.33	32,802
	617,915.075		$ 7,034,758
ING Marsico International Opportunities Portfolio - Service
Class
Contracts in accumulation period:
Band 3	11,317.337	$ 12.19	$ 137,958
Band 5	1,018.530	12.40	12,630
Band 6	141,709.305	12.28	1,740,190
Band 7	230.848	12.19	2,814
Band 8	1,642.034	12.11	19,885
Band 9	23,888.496	11.99	286,423
Band 17	64,813.730	12.16	788,135
Band 19	5,333.728	12.08	64,431
Band 20	16,094.541	11.88	191,203
Band 22	243.219	11.79	2,868
Band 24	85,524.628	12.05	1,030,572
Band 25	92,837.861	11.93	1,107,556
Band 26	4,160.985	11.85	49,308
Band 27	1,113.308	11.71	13,037
Band 28	3,449.230	11.68	40,287
Band 30	65,101.381	7.20	468,730
Band 31	96,300.771	7.17	690,477
Band 34	1,837.360	7.58	13,927
	616,617.292		$ 6,660,431

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
Band 1	2,779.879	$ 25.37	$ 70,526
Band 2	5,071.242	25.37	128,657
Band 3	35,874.554	24.80	889,689
Band 4	23,581.314	24.80	584,817
Band 5	4,085.777	26.16	106,884
Band 6	103,904.437	25.37	2,636,056
Band 7	190.808	24.79	4,730
Band 8	11,830.031	24.24	286,760
Band 9	30,370.382	23.51	714,008
Band 10	1,409.385	22.97	32,374
Band 17	118,834.482	10.96	1,302,426
Band 19	12,414.905	10.87	134,950
Band 20	72,257.070	10.67	770,983
Band 22	7,161.747	10.58	75,771
Band 24	178,137.328	10.84	1,931,009
Band 25	106,998.726	10.73	1,148,096
Band 26	5,852.774	10.64	62,274
Band 27	4,995.628	10.49	52,404
Band 28	13,722.168	10.46	143,534
Band 30	30,260.174	9.20	278,394
Band 31	2,407.044	9.15	22,024
Band 34	31,342.443	9.35	293,052
Band 35	1,860.149	9.30	17,299
	805,342.447		$ 11,686,717
ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
Band 3	442.862	$ 14.85	$ 6,577
Band 6	191,297.324	14.95	2,859,895
Band 7	10.497	14.85	156
Band 8	4,920.515	14.75	72,578
Band 9	36,175.735	14.61	528,527
Band 17	156,573.892	14.81	2,318,859
Band 19	10,694.902	14.71	157,322
Band 20	32,280.028	14.46	466,769
Band 22	2,850.352	14.36	40,931
Band 24	86,002.755	14.67	1,261,660
Band 25	90,094.602	14.53	1,309,075
Band 26	925.283	14.43	13,352
Band 27	56,684.147	14.26	808,316
Band 28	16,342.527	14.22	232,391
Band 30	50,402.947	8.35	420,865
Band 31	126,173.182	8.33	1,051,023
Band 34	3,206.064	8.61	27,604
Band 35	2,096.337	8.57	17,966
	867,173.951		$ 11,593,866

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Active Allocation Portfolio - Service Class
Contracts in accumulation period:
Band 17	15,130.097	$ 13.40	$ 202,743
Band 20	623.534	13.33	8,312
Band 24	15,022.053	13.37	200,845
Band 25	545.094	13.35	7,277
Band 34	51.742	13.43	695
Band 35	226.037	13.40	3,029
	31,598.557		$ 422,901
ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
Band 1	2,210.217	$ 13.76	$ 30,413
Band 3	10,514.995	13.65	143,530
Band 5	2,073.968	13.92	28,870
Band 6	92,830.075	13.76	1,277,342
Band 8	6,539.285	13.53	88,477
Band 9	24,780.351	13.38	331,561
Band 10	888.013	13.26	11,775
Band 17	105,899.692	13.22	1,399,994
Band 19	7,042.543	13.11	92,328
Band 20	44,081.188	12.86	566,884
Band 22	904.867	12.76	11,546
Band 24	60,865.870	13.07	795,517
Band 25	52,111.420	12.93	673,801
Band 26	4,203.139	12.83	53,926
Band 27	14,769.013	12.65	186,828
Band 28	436.389	12.62	5,507
Band 30	7,257.442	11.80	85,638
Band 31	9,631.140	11.74	113,070
	447,039.607		$ 5,897,007

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Total Return Bond Portfolio - Service Class
Contracts in accumulation period:
Band 1	8,085.004	$ 17.98	$ 145,368
Band 3	15,505.121	17.57	272,425
Band 5	7,843.505	18.54	145,419
Band 6	571,278.464	17.98	10,271,587
Band 7	399.057	17.57	7,011
Band 8	26,262.994	17.18	451,198
Band 9	175,929.776	16.66	2,930,990
Band 10	7,784.817	16.28	126,737
Band 17	692,812.720	13.10	9,075,847
Band 19	24,520.836	12.99	318,526
Band 20	299,566.475	12.75	3,819,473
Band 22	15,267.771	12.64	192,985
Band 24	516,917.005	12.96	6,699,244
Band 25	928,683.172	12.82	11,905,718
Band 26	17,769.095	12.71	225,845
Band 27	82,940.404	12.54	1,040,073
Band 28	183,164.513	12.50	2,289,556
Band 30	30,598.843	12.30	376,366
Band 31	5,253.739	12.24	64,306
Band 34	165,477.684	11.36	1,879,826
Band 35	50,567.448	11.31	571,918
	3,826,628.443		$ 52,810,418
ING Pioneer Fund Portfolio - Service Class
Contracts in accumulation period:
Band 6	2,806.361	$ 10.39	$ 29,158
Band 8	25.141	10.25	258
Band 9	188.105	10.15	1,909
Band 17	7,535.508	10.29	77,540
Band 20	542.317	10.05	5,450
Band 24	3,617.303	10.20	36,896
Band 25	2,885.513	10.10	29,144
Band 30	7,433.828	8.25	61,329
Band 34	662.412	8.42	5,578
	25,696.488		$ 247,262

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Band 1	5,220.580	$ 10.29	$ 53,720
Band 3	30,721.795	10.22	313,977
Band 6	189,691.854	10.29	1,951,929
Band 7	61.860	10.22	632
Band 8	230.411	10.15	2,339
Band 9	27,246.728	10.05	273,830
Band 10	188.582	9.98	1,882
Band 17	265,094.937	10.19	2,701,317
Band 19	2,420.021	10.12	24,491
Band 20	47,737.494	9.96	475,465
Band 22	3,509.914	9.88	34,678
Band 24	68,635.029	10.10	693,214
Band 25	51,138.498	10.00	511,385
Band 26	12,844.039	9.93	127,541
Band 27	3,864.532	9.81	37,911
Band 28	4,729.967	9.79	46,306
Band 29	1,442.815	9.72	14,024
Band 30	99,550.526	8.31	827,265
Band 31	89,847.420	8.27	743,038
Band 34	1,148.675	8.68	9,970
Band 35	704.873	8.63	6,083
	906,030.550		$ 8,850,997
ING Retirement Conservative Portfolio - Adviser Class
Contracts in accumulation period:
Band 6	45,870.770	$ 8.32	$ 381,645
Band 8	6,388.525	8.31	53,089
Band 9	12,368.734	8.31	102,784
Band 17	27,961.712	8.31	232,362
Band 19	51,222.567	8.31	425,660
Band 20	1,552.468	8.31	12,901
Band 22	299.083	8.30	2,482
Band 24	134,531.515	8.31	1,117,957
Band 25	96,748.853	8.31	803,983
Band 27	3,082.217	8.30	25,582
Band 28	20,781.982	8.30	172,490
Band 34	132,889.331	8.32	1,105,639
Band 35	105,055.615	8.32	874,063
	638,753.372		$ 5,310,637

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Retirement Growth Portfolio - Adviser Class
Contracts in accumulation period:
Band 5	1,021.274	$ 9.38	$ 9,580
Band 6	2,823,821.162	9.38	26,487,442
Band 8	6,515.048	9.37	61,046
Band 9	328,693.866	9.37	3,079,862
Band 10	10,212.115	9.36	95,585
Band 17	3,167,563.895	9.37	29,680,074
Band 19	97,314.283	9.37	911,835
Band 20	295,044.962	9.36	2,761,621
Band 22	24,573.734	9.36	230,010
Band 24	2,165,888.743	9.37	20,294,378
Band 25	1,498,237.585	9.36	14,023,504
Band 26	98,315.447	9.36	920,233
Band 27	151,493.364	9.36	1,417,978
Band 28	234,630.416	9.35	2,193,794
Band 34	136,710.052	9.38	1,282,340
Band 35	135,528.179	9.37	1,269,899
	11,175,564.125		$ 104,719,181
ING Retirement Moderate Growth Portfolio - Adviser Class
Contracts in accumulation period:
Band 5	23,733.906	$ 9.64	$ 228,795
Band 6	2,183,004.584	9.63	21,022,334
Band 8	39,718.413	9.63	382,488
Band 9	353,511.591	9.62	3,400,782
Band 17	2,411,510.864	9.63	23,222,850
Band 19	212,960.235	9.63	2,050,807
Band 20	393,638.081	9.62	3,786,798
Band 22	9,765.742	9.62	93,946
Band 24	1,783,199.148	9.63	17,172,208
Band 25	826,844.967	9.62	7,954,249
Band 26	73,249.162	9.62	704,657
Band 27	121,614.529	9.61	1,168,716
Band 28	82,796.046	9.61	795,670
Band 34	305,493.178	9.64	2,944,954
Band 35	114,882.061	9.63	1,106,314
	8,935,922.507		$ 86,035,568

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Retirement Moderate Portfolio - Adviser Class
Contracts in accumulation period:
Band 3	1,529.471	$ 9.86	$ 15,081
Band 4	2,678.573	9.86	26,411
Band 5	2,277.420	9.87	22,478
Band 6	822,941.985	9.86	8,114,208
Band 8	25,879.478	9.86	255,172
Band 9	246,913.252	9.85	2,432,096
Band 10	2,336.400	9.85	23,014
Band 17	973,278.112	9.86	9,596,522
Band 19	93,971.507	9.86	926,559
Band 20	182,134.892	9.85	1,794,029
Band 22	54,373.044	9.85	535,574
Band 24	850,000.343	9.86	8,381,003
Band 25	1,021,100.065	9.85	10,057,836
Band 26	62,026.426	9.85	610,960
Band 27	17,374.196	9.84	170,962
Band 28	39,260.689	9.84	386,325
Band 34	296,084.353	9.87	2,922,353
Band 35	256,455.269	9.86	2,528,649
	4,950,615.475		$ 48,799,232
ING T. Rowe Price Capital Appreciation Portfolio - Service
Class
Contracts in accumulation period:
Band 1	2,111.979	$ 47.55	$ 100,425
Band 3	9,458.188	46.07	435,739
Band 5	1,547.903	12.22	18,915
Band 6	953,666.933	12.10	11,539,370
Band 7	1,038.586	12.02	12,484
Band 8	5,610.401	11.94	66,988
Band 9	56,846.604	11.82	671,927
Band 10	2,199.964	11.74	25,828
Band 17	499,062.472	11.99	5,983,759
Band 19	26,648.804	11.90	317,121
Band 20	149,934.038	11.71	1,755,728
Band 22	9,100.910	11.62	105,753
Band 24	302,923.022	11.88	3,598,726
Band 25	137,744.662	11.76	1,619,877
Band 26	14,357.430	11.68	167,695
Band 27	3,613.227	11.54	41,697
Band 28	26,948.627	11.51	310,179
Band 30	63,537.879	9.53	605,516
Band 31	6,895.955	9.50	65,512
Band 34	101,003.558	9.76	985,795
Band 35	32,569.560	9.71	316,250
	2,406,820.702		$ 28,745,284

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Equity Income Portfolio - Service Class
Contracts in accumulation period:
Band 1	1,934.724	$ 28.20	$ 54,559
Band 3	11,165.791	27.32	305,049
Band 6	167,344.181	10.78	1,803,970
Band 7	61.022	10.69	652
Band 8	975.173	10.60	10,337
Band 9	46,061.130	10.48	482,721
Band 10	490.987	10.39	5,101
Band 17	125,883.951	10.50	1,321,781
Band 19	15,239.132	10.42	158,792
Band 20	28,261.424	10.22	288,832
Band 22	5,964.601	10.14	60,481
Band 24	112,821.244	10.39	1,172,213
Band 25	162,121.435	10.28	1,666,608
Band 26	7,883.864	10.19	80,337
Band 27	1,828.249	10.06	18,392
Band 28	5,278.523	10.03	52,944
Band 30	65,908.893	8.07	531,885
Band 31	75,736.432	8.03	608,164
Band 34	56,836.013	8.37	475,717
Band 35	4,141.495	8.33	34,499
	895,938.264		$ 9,133,034
ING Templeton Global Growth Portfolio - Service Class
Contracts in accumulation period:
Band 1	2,584.243	$ 21.26	$ 54,941
Band 3	19,928.484	20.71	412,719
Band 6	134,065.064	10.91	1,462,650
Band 8	14,557.497	10.75	156,493
Band 9	68,903.883	10.65	733,826
Band 17	83,214.412	10.80	898,716
Band 19	4,647.450	10.73	49,867
Band 20	9,236.826	10.55	97,449
Band 22	2,134.530	10.47	22,349
Band 24	92,162.002	10.70	986,133
Band 25	43,707.435	10.60	463,299
Band 26	920.220	10.52	9,681
Band 27	2,163.850	10.40	22,504
Band 28	4,788.170	10.37	49,653
Band 34	13,689.976	8.60	117,734
Band 35	523.891	8.56	4,485
	497,227.933		$ 5,542,499

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Global Franchise Portfolio - Service Class
Contracts in accumulation period:
Band 3	785.882	$ 12.34	$ 9,698
Band 6	52,710.490	12.43	655,191
Band 7	80.977	12.34	999
Band 9	7,151.815	12.14	86,823
Band 17	96,622.154	12.31	1,189,419
Band 19	307.367	12.22	3,756
Band 20	29,843.813	12.02	358,723
Band 24	67,109.158	12.19	818,061
Band 25	62,313.085	12.07	752,119
Band 26	435.818	11.99	5,225
Band 27	47,083.083	11.84	557,464
Band 28	5,119.748	11.81	60,464
Band 34	14,027.414	9.72	136,346
Band 35	20,729.424	9.67	200,454
	404,320.228		$ 4,834,742
ING Van Kampen Global Tactical Asset Allocation Portfolio -
Service Class
Contracts in accumulation period:
Band 6	1,191.917	$ 12.36	$ 14,732
Band 17	4,396.374	12.34	54,251
Band 19	561.825	12.32	6,922
Band 20	687.115	12.28	8,438
Band 24	7,950.381	12.31	97,869
Band 25	85,335.962	12.29	1,048,779
Band 34	1,869.749	12.37	23,129
Band 35	35.513	12.34	438
	102,028.836		$ 1,254,558
ING Van Kampen Growth and Income Portfolio - Service
Class
Contracts in accumulation period:
Band 1	103.534	$ 27.12	$ 2,808
Band 2	566.425	9.43	5,341
Band 3	20,365.028	26.47	539,062
Band 4	52.320	9.37	490
Band 5	567.484	10.68	6,061
Band 6	64,673.132	10.58	684,242
Band 8	1,028.732	10.43	10,730
Band 9	12,326.611	10.33	127,334
Band 10	146.512	10.25	1,502
Band 17	56,909.810	10.47	595,846
Band 19	2,861.009	10.40	29,754
Band 20	4,153.297	10.23	42,488
Band 22	890.884	10.15	9,042
Band 24	26,389.286	10.38	273,921
Band 25	11,649.635	10.28	119,758
Band 26	7,317.371	10.20	74,637
Band 27	541.741	10.08	5,461
Band 34	1,223.163	8.84	10,813
Band 35	299.360	8.80	2,634
	212,065.334		$ 2,541,924

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Wells Fargo Small Cap Disciplined Portfolio - Service
Class
Contracts in accumulation period:
Band 1	453.294	$ 9.31	$ 4,220
Band 6	23,706.735	9.31	220,710
Band 9	2,229.215	9.12	20,330
Band 17	7,193.118	9.23	66,392
Band 19	539.082	9.18	4,949
Band 20	4,309.872	9.04	38,961
Band 24	11,170.307	9.16	102,320
Band 25	170.447	9.08	1,548
Band 35	185.927	12.81	2,382
	49,957.997		$ 461,812
ING American Century Small-Mid Cap Value Portfolio -
Service Class
Contracts in accumulation period:
Band 30	29,134.645	$ 9.44	$ 275,031
Band 31	28,838.338	9.39	270,792
	57,972.983		$ 545,823
ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Band 3	93.840	$ 10.10	$ 948
Band 5	258.829	10.27	2,658
Band 6	299,657.417	10.18	3,050,513
Band 8	551.545	10.03	5,532
Band 9	14,473.062	9.94	143,862
Band 10	181.793	9.87	1,794
Band 17	284,428.053	10.08	2,867,035
Band 19	13,745.246	10.01	137,590
Band 20	50,305.654	9.84	495,008
Band 22	3,093.492	9.77	30,223
Band 24	110,809.897	9.98	1,105,883
Band 25	92,399.309	9.89	913,829
Band 26	6,318.114	9.82	62,044
Band 27	7,285.209	9.70	70,667
Band 28	14,320.863	9.68	138,626
Band 30	54,458.862	8.10	441,117
Band 31	53,199.929	8.06	428,791
Band 34	19,706.486	8.54	168,293
Band 35	2,440.584	8.50	20,745
	1,027,728.184		$ 10,085,158

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Columbia Small Cap Value Portfolio - Service Class
Contracts in accumulation period:
Band 5	319.813	$ 8.27	$ 2,645
Band 6	107,163.123	8.20	878,738
Band 9	6,745.283	8.05	54,300
Band 17	101,684.120	8.14	827,709
Band 19	2,647.501	8.10	21,445
Band 20	28,857.213	7.99	230,569
Band 22	963.762	7.95	7,662
Band 24	92,399.207	8.08	746,586
Band 25	69,844.702	8.02	560,155
Band 26	7,601.499	7.98	60,660
Band 27	14,465.999	7.90	114,281
Band 28	18,128.442	7.89	143,033
Band 29	894.399	7.84	7,012
Band 34	1,459.932	8.70	12,701
Band 35	2,922.298	8.66	25,307
	456,097.293		$ 3,692,803
ING Davis New York Venture Portfolio - Service Class
Contracts in accumulation period:
Band 6	250,803.705	$ 8.94	$ 2,242,185
Band 7	1,162.476	8.89	10,334
Band 9	37,350.142	8.76	327,187
Band 17	272,723.331	8.87	2,419,056
Band 19	783.722	8.81	6,905
Band 20	41,818.954	8.69	363,407
Band 22	8,373.615	8.63	72,264
Band 24	195,382.685	8.80	1,719,368
Band 25	147,777.343	8.72	1,288,618
Band 26	5,365.940	8.67	46,523
Band 27	27,806.481	8.58	238,580
Band 28	13,509.842	8.56	115,644
Band 30	22,478.950	8.18	183,878
Band 31	30,500.225	8.15	248,577
Band 34	11,677.718	8.41	98,210
Band 35	5,405.382	8.37	45,243
	1,072,920.511		$ 9,425,979

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Band 5	1,822.943	$ 14.56	$ 26,542
Band 6	53,374.164	14.33	764,852
Band 7	89.826	14.17	1,273
Band 8	4,233.420	14.01	59,310
Band 9	14,198.641	13.79	195,799
Band 10	1,270.875	13.63	17,322
Band 17	20,518.431	11.32	232,269
Band 19	3,271.053	11.23	36,734
Band 20	10,123.593	11.02	111,562
Band 24	19,478.633	11.20	218,161
Band 25	27,880.051	11.08	308,911
Band 26	572.470	10.99	6,291
Band 27	5,828.544	10.84	63,181
Band 28	6,895.308	10.81	74,538
Band 30	7,149.822	8.42	60,202
Band 31	20,846.977	8.38	174,698
Band 34	40,603.422	8.60	349,189
Band 35	5,634.529	8.56	48,232
	243,792.702		$ 2,749,066
ING Legg Mason Partners Aggressive Growth Portfolio -
Service Class
Contracts in accumulation period:
Band 5	574.357	$ 10.69	$ 6,140
Band 6	20,747.455	10.55	218,886
Band 8	1,673.500	10.35	17,321
Band 9	6,079.138	10.22	62,129
Band 17	37,382.560	9.87	368,966
Band 19	491.254	9.79	4,809
Band 20	4,804.102	9.61	46,167
Band 22	398.984	9.53	3,802
Band 24	32,090.808	9.76	313,206
Band 25	11,484.700	9.66	110,942
Band 26	7,469.936	9.58	71,562
Band 28	950.088	9.42	8,950
	124,146.882		$ 1,232,880
ING Oppenheimer Global Portfolio - Initial Class
Contracts in accumulation period:
Band 5	2,192.002	$ 12.08	$ 26,479
Band 6	1,863.704	11.97	22,309
Band 8	2,215.973	11.80	26,148
Band 9	2,654.231	11.69	31,028
Band 17	2,942.525	11.86	34,898
Band 20	1,621.904	11.58	18,782
Band 24	489.643	11.74	5,748
	13,979.982		$ 165,392

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Global Portfolio - Service Class
Contracts in accumulation period:
Band 3	2,278.741	$ 11.73	$ 26,730
Band 5	104.070	13.79	1,435
Band 6	148,539.559	13.57	2,015,682
Band 8	14,568.485	13.27	193,324
Band 9	68,485.123	13.06	894,416
Band 17	112,931.863	12.75	1,439,881
Band 19	5,850.994	12.65	74,015
Band 20	39,986.651	12.41	496,234
Band 22	4,851.383	12.31	59,721
Band 24	138,300.977	12.62	1,745,358
Band 25	46,344.693	12.48	578,382
Band 26	8,805.101	12.38	109,007
Band 27	10,930.834	12.21	133,465
Band 28	2,849.094	12.17	34,673
Band 30	43,355.066	8.58	371,986
Band 31	29,176.838	8.54	249,170
Band 34	6,511.355	9.01	58,667
Band 35	1,311.527	8.97	11,764
	685,182.354		$ 8,493,910
ING Oppenheimer Strategic Income Portfolio - Service Class
Contracts in accumulation period:
Band 30	4,453.395	$ 10.60	$ 47,206
Band 31	6,076.270	10.55	64,105
	10,529.665		$ 111,311
ING PIMCO Total Return Portfolio - Service Class
Contracts in accumulation period:
Band 30	14,463.099	$ 11.69	$ 169,074
Band 31	5,446.471	11.64	63,397
	19,909.570		$ 232,471
ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
Band 30	5,334.679	$ 9.13	$ 48,706
Band 31	14,375.443	9.09	130,673
	19,710.122		$ 179,379
ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
Band 30	57,456.199	$ 8.56	$ 491,825
Band 31	82,101.504	8.52	699,505
	139,557.703		$ 1,191,330
ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
Band 30	3,587.878	$ 8.41	$ 30,174
Band 31	10,119.245	8.37	84,698
	13,707.123		$ 114,872

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
Band 30	2,126.367	$ 8.20	$ 17,436

ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
Band 31	8,964.328	$ 9.86	$ 88,388

ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Service Class
Contracts in accumulation period:
Band 30	96,708.740	$ 8.78	$ 849,103
Band 31	45,638.333	8.74	398,879
	142,347.073		$ 1,247,982
ING T. Rowe Price Growth Equity Portfolio - Service Class
Contracts in accumulation period:
Band 6	53,007.023	$ 8.16	$ 432,537
Band 9	1,376.515	8.06	11,095
Band 17	204,483.076	8.12	1,660,403
Band 19	1,430.519	8.09	11,573
Band 20	25,387.919	8.01	203,357
Band 22	3,232.808	7.98	25,798
Band 24	11,758.079	8.08	95,005
Band 25	30,211.479	8.03	242,598
Band 28	2,077.649	7.93	16,476
Band 30	27,721.716	8.70	241,179
Band 31	59,543.400	8.65	515,050
Band 34	2,878.406	8.96	25,791
	423,108.589		$ 3,480,862
ING Templeton Foreign Equity Portfolio - Service Class
Contracts in accumulation period:
Band 3	2,656.073	$ 9.67	$ 25,684
Band 5	820.732	9.80	8,043
Band 6	143,271.925	9.73	1,394,036
Band 8	36,733.679	9.62	353,378
Band 9	180,249.495	9.55	1,721,383
Band 17	187,735.339	9.65	1,811,646
Band 19	6,642.900	9.60	63,772
Band 20	29,541.609	9.47	279,759
Band 22	1,178.171	9.42	11,098
Band 24	102,533.447	9.58	982,270
Band 25	124,512.565	9.51	1,184,114
Band 26	3,436.525	9.46	32,510
Band 27	6,289.868	9.37	58,936
Band 28	996.347	9.35	9,316
Band 30	25,724.239	8.15	209,653
Band 31	15,754.272	8.12	127,925
Band 34	1,738.573	8.48	14,743
Band 35	1,249.655	8.44	10,547
	871,065.414		$ 8,298,813

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Thornburg Value Portfolio - Initial Class
Contracts in accumulation period:
Band 9	214.119	$ 8.66	$ 1,854

ING Thornburg Value Portfolio - Service Class
Contracts in accumulation period:
Band 30	3,799.738	$ 8.79	$ 33,400
Band 31	17,280.165	8.75	151,201
	21,079.903		$ 184,601
ING UBS U.S. Large Cap Equity Portfolio - Service Class
Contracts in accumulation period:
Band 5	597.958	$ 10.55	$ 6,308
Band 6	11,781.850	10.43	122,885
Band 8	147.103	10.25	1,508
Band 9	1,527.016	10.13	15,469
Band 17	15,446.157	10.28	158,786
Band 20	1,966.786	10.00	19,668
Band 22	35.691	9.92	354
Band 24	6,770.460	10.17	68,856
Band 25	1,257.775	10.06	12,653
Band 26	577.321	9.98	5,762
Band 30	10,189.254	7.82	79,680
Band 31	12,024.121	7.78	93,548
	62,321.492		$ 585,477
ING Van Kampen Comstock Portfolio - Service Class
Contracts in accumulation period:
Band 5	7,164.803	$ 11.19	$ 80,174
Band 6	72,267.114	11.02	796,384
Band 8	6,688.272	10.77	72,033
Band 9	4,754.508	10.60	50,398
Band 17	151,843.795	9.91	1,504,772
Band 19	12,974.767	9.83	127,542
Band 20	64,212.762	9.65	619,653
Band 22	5,418.619	9.57	51,856
Band 24	79,265.747	9.80	776,804
Band 25	96,147.706	9.70	932,633
Band 26	3,021.624	9.62	29,068
Band 27	2,384.475	9.49	22,629
Band 28	5,916.608	9.46	55,971
Band 29	1,868.893	9.38	17,530
Band 30	278.029	7.82	2,174
Band 35	1,114.377	8.40	9,361
	515,322.099		$ 5,148,982

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Equity and Income Portfolio - Service
Class
Contracts in accumulation period:
Band 3	8,413.283	$ 11.15	$ 93,808
Band 6	38,726.777	11.23	434,902
Band 8	2,022.785	11.07	22,392
Band 9	26,681.724	10.96	292,432
Band 10	898.173	10.89	9,781
Band 17	21,415.852	11.12	238,144
Band 19	1,932.975	11.04	21,340
Band 20	40,768.393	10.86	442,745
Band 22	3,658.165	10.78	39,435
Band 24	56,845.015	11.01	625,864
Band 25	17,795.666	10.91	194,151
Band 27	727.295	10.70	7,782
Band 28	5,313.814	10.67	56,698
Band 30	37,010.281	9.34	345,676
Band 31	5,976.915	9.30	55,585
Band 34	7,908.072	9.54	75,443
Band 35	1,586.273	9.49	15,054
	277,681.458		$ 2,971,232
ING Strategic Allocation Conservative Portfolio - Class S
Contracts in accumulation period:
Band 31	33.906	$ 9.06	$ 307

ING Strategic Allocation Growth Portfolio - Class S
Contracts in accumulation period:
Band 30	4,328.886	$ 8.23	$ 35,627
Band 31	10,877.516	8.19	89,087
	15,206.402		$ 124,714
ING Strategic Allocation Moderate Portfolio - Class S
Contracts in accumulation period:
Band 30	1,809.349	$ 8.67	$ 15,687
Band 31	1,545.845	8.63	13,341
	3,355.194		$ 29,028
ING Growth and Income Portfolio - Class I
Contracts in accumulation period:
Band 2	41,845.662	$ 7.89	$ 330,162
Band 4	117,837.732	7.87	927,383
	159,683.394		$ 1,257,545

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Growth and Income Portfolio - Class S
Contracts in accumulation period:
Band 1	3,296.389	$ 7.85	$ 25,877
Band 3	21,811.914	7.82	170,569
Band 5	3,183.055	7.88	25,082
Band 6	153,189.163	7.85	1,202,535
Band 8	1,773.088	7.80	13,830
Band 9	21,522.977	7.77	167,234
Band 17	111,076.052	7.82	868,615
Band 19	109.480	7.79	853
Band 20	25,333.594	7.73	195,829
Band 22	5,620.817	7.71	43,336
Band 24	122,892.269	7.78	956,102
Band 25	43,901.524	7.75	340,237
Band 26	7,137.715	7.72	55,103
Band 28	1,651.668	7.67	12,668
Band 30	7,512.206	8.54	64,154
Band 31	8,195.446	8.50	69,661
Band 34	253.335	8.42	2,133
Band 35	280.534	8.39	2,354
	538,741.226		$ 4,216,172
ING GET U.S. Core Portfolio - Series 5
Contracts in accumulation period:
Band 5	11,202.726	$ 10.66	$ 119,421
Band 6	47,229.311	10.54	497,797
Band 8	76,837.923	10.37	796,809
Band 9	94,090.894	10.25	964,432
Band 10	8.323	10.17	85
Band 17	7,308.118	10.44	76,297
	236,677.295		$ 2,454,841
ING GET U.S. Core Portfolio - Series 6
Contracts in accumulation period:
Band 5	5,751.135	$ 10.43	$ 59,984
Band 6	12,634.502	10.32	130,388
Band 8	2,655.816	10.15	26,957
Band 9	45,194.597	10.05	454,206
Band 17	7,278.513	10.21	74,314
Band 20	38,536.933	9.94	383,057
Band 22	2,074.748	9.86	20,457
	114,126.244		$ 1,149,363
ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Band 6	45,205.466	$ 10.24	$ 462,904
Band 8	83.237	10.09	840
Band 9	167,782.633	9.99	1,676,149
Band 17	5,033.772	10.14	51,042
Band 20	23,889.874	9.88	236,032
	241,994.982		$ 2,426,967

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Band 6	10,139.948	$ 10.29	$ 104,340
Band 8	1,055.459	10.14	10,702
Band 9	13,696.151	10.04	137,509
Band 10	2,625.183	9.97	26,173
Band 20	10,083.008	9.94	100,225
	37,599.749		$ 378,949
ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Band 5	39.370	$ 10.34	$ 407
Band 8	11,805.463	10.11	119,353
Band 9	262.839	10.01	2,631
Band 17	3,981.932	10.15	40,417
Band 20	6,814.037	9.92	67,595
	22,903.641		$ 230,403
ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Band 5	18,118.487	$ 10.16	$ 184,084
Band 9	387.769	9.86	3,823
	18,506.256		$ 187,907
ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Band 5	5,251.381	$ 10.34	$ 54,299
Band 6	2,056.710	10.25	21,081
Band 8	2,126.905	10.13	21,546
Band 9	3,004.916	10.04	30,169
Band 17	10,092.414	10.17	102,640
	22,532.326		$ 229,735
ING GET U.S. Core Portfolio - Series 12
Contracts in accumulation period:
Band 8	147.884	$ 10.10	$ 1,494
Band 9	5,011.799	10.02	50,218
Band 20	231.454	9.94	2,301
	5,391.137		$ 54,013
ING GET U.S. Core Portfolio - Series 13
Contracts in accumulation period:
Band 9	58,035.022	$ 9.89	$ 573,966
Band 17	1,843.309	10.00	18,433
Band 20	4,005.953	9.82	39,338
	63,884.284		$ 631,737

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 14
Contracts in accumulation period:
Band 5	9,257.311	$ 10.17	$ 94,147
Band 8	59,464.273	10.02	595,832
Band 9	305,404.930	9.96	3,041,833
Band 10	34,374.605	9.91	340,652
Band 17	4,861.473	10.05	48,858
Band 19	5,996.381	10.00	59,964
Band 20	471,210.626	9.89	4,660,273
Band 22	7,536.883	9.85	74,238
	898,106.482		$ 8,915,797
ING BlackRock Science and Technology Opportunities
Portfolio - Class S
Contracts in accumulation period:
Band 1	1,360.188	$ 9.81	$ 13,343
Band 5	95.223	9.84	937
Band 6	85,756.134	9.81	841,268
Band 9	16,750.186	9.73	162,979
Band 10	1,155.011	9.70	11,204
Band 17	107,712.280	9.78	1,053,426
Band 19	12,144.099	9.75	118,405
Band 20	31,724.077	9.69	307,406
Band 22	3,161.246	9.67	30,569
Band 24	71,295.699	9.74	694,420
Band 25	49,744.843	9.71	483,022
Band 26	2,675.946	9.68	25,903
Band 27	19,675.915	9.64	189,676
Band 28	12,839.823	9.63	123,647
Band 30	10,422.320	9.92	103,389
Band 31	36,083.605	9.88	356,506
Band 34	7,049.913	9.83	69,301
Band 35	1,996.824	9.78	19,529
	471,643.332		$ 4,604,930
ING Dow Jones Euro STOXX 50 Index Portfolio - Class A
Contracts in accumulation period:
Band 6	55.571	$ 9.81	$ 545
Band 24	4,033.789	9.81	39,571
Band 34	1,112.211	9.82	10,922
Band 35	242.429	9.81	2,378
	5,444.000		$ 53,416

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Hang Seng Index Portfolio - Class S
Contracts in accumulation period:
Band 6	23,083.183	$ 12.98	$ 299,620
Band 9	9.506	12.93	123
Band 17	11,901.432	12.96	154,243
Band 19	2,489.931	12.94	32,220
Band 20	5,063.287	12.91	65,367
Band 22	230.726	12.90	2,976
Band 24	23,837.338	12.94	308,455
Band 25	14,845.364	12.92	191,802
Band 26	401.235	12.91	5,180
Band 27	44,032.523	12.88	567,139
Band 28	2,121.007	12.88	27,319
Band 34	410.635	12.99	5,334
Band 35	246.946	12.96	3,200
	128,673.113		$ 1,662,978
ING Index Plus LargeCap Portfolio - Class S
Contracts in accumulation period:
Band 4	278.915	$ 8.59	$ 2,396
Band 5	8,407.271	9.09	76,422
Band 6	68,832.604	8.93	614,675
Band 7	117.539	8.82	1,037
Band 8	6,690.684	8.71	58,276
Band 9	15,751.758	8.56	134,835
Band 10	282.156	8.45	2,384
Band 17	111,441.857	9.89	1,102,160
Band 19	206.467	9.81	2,025
Band 20	9,149.619	9.63	88,111
Band 22	74.610	9.55	713
Band 24	43,585.656	9.79	426,704
Band 25	52,552.378	9.68	508,707
Band 26	3,152.796	9.60	30,267
Band 27	290.533	9.47	2,751
Band 30	22,555.556	7.97	179,768
Band 31	57,217.523	7.93	453,735
	400,587.922		$ 3,684,966

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus MidCap Portfolio - Class S
Contracts in accumulation period:
Band 2	100.934	$ 8.92	$ 900
Band 4	81.713	8.86	724
Band 5	1,950.220	12.79	24,943
Band 6	95,085.958	12.58	1,196,181
Band 8	7,238.831	12.26	88,748
Band 9	15,664.388	12.05	188,756
Band 10	138.994	11.90	1,654
Band 17	137,087.618	11.06	1,516,189
Band 19	2,898.956	10.97	31,802
Band 20	15,535.320	10.77	167,315
Band 22	1,187.723	10.68	12,685
Band 24	86,548.760	10.94	946,843
Band 25	58,207.991	10.82	629,810
Band 26	2,747.915	10.74	29,513
Band 27	14,443.872	10.59	152,961
Band 28	1,261.092	10.56	13,317
Band 30	59,050.992	8.33	491,895
Band 31	79,809.805	8.29	661,623
	579,041.082		$ 6,155,859
ING Index Plus SmallCap Portfolio - Class S
Contracts in accumulation period:
Band 2	110.065	$ 8.18	$ 900
Band 3	466.210	9.44	4,401
Band 4	29.442	8.12	239
Band 5	217.839	12.52	2,727
Band 6	57,348.266	12.31	705,957
Band 7	92.274	12.15	1,121
Band 8	9,270.014	12.00	111,240
Band 9	22,652.766	11.80	267,303
Band 17	132,273.788	10.26	1,357,129
Band 19	2,983.564	10.18	30,373
Band 20	3,098.965	9.99	30,959
Band 22	671.349	9.90	6,646
Band 24	111,121.278	10.15	1,127,881
Band 25	54,142.767	10.04	543,593
Band 26	2,443.550	9.96	24,338
Band 27	15,283.470	9.82	150,084
Band 28	1,018.822	9.80	9,984
Band 30	27,676.184	7.83	216,705
Band 31	65,159.878	7.79	507,595
	506,060.491		$ 5,099,175

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING International Index Portfolio - Class S
Contracts in accumulation period:
Band 3	88.478	$ 13.92	$ 1,232
Band 5	1,250.482	7.67	9,591
Band 6	237,199.165	7.64	1,812,202
Band 7	285.126	7.62	2,173
Band 8	83.445	7.60	634
Band 9	14,630.922	7.58	110,902
Band 17	46,792.245	7.62	356,557
Band 19	375.537	7.60	2,854
Band 20	3,668.785	7.55	27,699
Band 22	151.622	7.53	1,142
Band 24	22,831.617	7.59	173,292
Band 25	58,474.192	7.56	442,065
Band 26	3,162.167	7.54	23,843
Band 27	3,672.454	7.51	27,580
Band 28	615.723	7.50	4,618
Band 30	19,154.975	13.96	267,403
Band 31	35,425.941	13.94	493,838
Band 34	10,399.008	7.66	79,656
Band 35	90.020	7.62	686
	458,351.904		$ 3,837,967
ING Opportunistic Large Cap Portfolio - Class S
Contracts in accumulation period:
Band 6	239.930	$ 7.71	$ 1,850
Band 8	3,273.503	7.52	24,617
Band 9	6,198.754	7.39	45,809
Band 17	721.903	9.36	6,757
Band 20	2.656	9.11	24
Band 24	2,053.821	9.26	19,018
Band 30	2,454.699	7.57	18,582
Band 31	3,264.379	7.54	24,613
	18,209.645		$ 141,270
ING Russell™ Global Large Cap Index 75% Portfolio -
Class S
Contracts in accumulation period:
Band 6	762.983	$ 13.61	$ 10,384
Band 17	2,154.698	13.59	29,282
Band 24	21,362.274	13.56	289,672
Band 34	3,568.229	13.62	48,599
Band 35	595.865	13.59	8,098
	28,444.049		$ 386,035

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Growth Index Portfolio - Class S
Contracts in accumulation period:
Band 5	3,156.729	$ 12.72	$ 40,154
Band 6	28,779.186	12.70	365,496
Band 8	4,218.320	12.68	53,488
Band 9	10,982.220	12.66	139,035
Band 17	6,237.332	12.68	79,089
Band 19	531.758	12.67	6,737
Band 20	3,014.781	12.64	38,107
Band 22	357.807	12.62	4,516
Band 24	24,400.194	12.67	309,150
Band 25	701.200	12.65	8,870
Band 28	1,581.698	12.60	19,929
Band 30	304.108	12.73	3,871
Band 31	786.393	12.71	9,995
Band 34	3,896.242	12.71	49,521
	88,947.968		$ 1,127,958
ING Russell™ Large Cap Index Portfolio - Class S
Contracts in accumulation period:
Band 1	425.068	$ 12.88	$ 5,475
Band 2	18,710.026	11.75	219,843
Band 3	30,540.508	12.86	392,751
Band 4	43,916.888	11.75	516,023
Band 5	1,637.221	8.22	13,458
Band 6	180,070.947	8.19	1,474,781
Band 8	13,056.329	8.15	106,409
Band 9	77,691.016	8.12	630,851
Band 17	141,699.763	8.16	1,156,270
Band 19	8,880.000	8.14	72,283
Band 20	43,806.554	8.09	354,395
Band 22	4,733.286	8.07	38,198
Band 24	59,375.535	8.13	482,723
Band 25	108,772.089	8.11	882,142
Band 26	558.541	8.08	4,513
Band 27	7,897.503	8.05	63,575
Band 28	11,500.322	8.04	92,463
Band 34	48,793.819	8.21	400,597
Band 35	4,269.809	8.17	34,884
	806,335.224		$ 6,941,634

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Value Index Portfolio - Class S
Contracts in accumulation period:
Band 5	964.801	$ 12.54	$ 12,099
Band 6	43,263.613	12.53	542,093
Band 8	4,538.362	12.50	56,730
Band 9	8,870.792	12.48	110,707
Band 17	19,790.687	12.51	247,581
Band 19	4,035.018	12.49	50,397
Band 20	2,795.096	12.46	34,827
Band 22	552.461	12.45	6,878
Band 24	18,036.243	12.49	225,273
Band 25	6,196.411	12.47	77,269
Band 26	612.755	12.46	7,635
Band 27	733.430	12.43	9,117
Band 28	64.437	12.43	801
Band 34	3,918.073	12.53	49,093
	114,372.179		$ 1,430,500
ING Russell™ Mid Cap Growth Index Portfolio - Class S
Contracts in accumulation period:
Band 1	4,758.659	$ 13.01	$ 61,910
Band 3	17,869.329	13.00	232,301
Band 6	52,320.349	13.01	680,688
Band 8	801.350	12.98	10,402
Band 9	21,184.238	12.96	274,548
Band 10	123.950	12.95	1,605
Band 17	89,782.152	12.99	1,166,270
Band 19	1,930.663	12.98	25,060
Band 20	9,184.272	12.94	118,844
Band 22	1,046.023	12.93	13,525
Band 24	28,333.370	12.97	367,484
Band 25	29,243.540	12.95	378,704
Band 26	5,600.547	12.94	72,471
Band 27	3,220.666	12.91	41,579
Band 28	1,704.382	12.91	22,004
Band 34	20,824.465	13.02	271,135
Band 35	312.021	13.00	4,056
	288,239.976		$ 3,742,586

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Mid Cap Index Portfolio - Class S
Contracts in accumulation period:
Band 5	79.820	$ 8.50	$ 678
Band 6	106,352.033	8.47	900,802
Band 7	79.444	8.45	671
Band 9	6,320.494	8.40	53,092
Band 17	30,500.969	8.44	257,428
Band 20	3,505.084	8.36	29,303
Band 24	41,105.939	8.41	345,701
Band 25	14,608.868	8.38	122,422
Band 27	6,258.148	8.32	52,068
Band 34	10,887.087	8.48	92,322
	219,697.886		$ 1,854,487
ING Russell™ Small Cap Index Portfolio - Class S
Contracts in accumulation period:
Band 3	397.658	$ 8.69	$ 3,456
Band 5	3,530.310	8.74	30,855
Band 6	56,687.651	8.71	493,749
Band 8	2,216.731	8.66	19,197
Band 9	4,130.320	8.63	35,645
Band 10	1,816.561	8.61	15,641
Band 17	32,836.565	8.68	285,021
Band 19	7,257.597	8.66	62,851
Band 20	12,850.664	8.60	110,516
Band 24	39,473.895	8.65	341,449
Band 25	36,555.710	8.62	315,110
Band 26	775.361	8.59	6,660
Band 27	5,239.079	8.56	44,847
Band 28	415.048	8.55	3,549
Band 34	15,562.938	8.72	135,709
Band 35	483.037	8.69	4,198
	220,229.125		$ 1,908,453
ING Small Company Portfolio - Class S
Contracts in accumulation period:
Band 6	23,571.196	$ 8.99	$ 211,905
Band 9	9,615.899	8.92	85,774
Band 17	82,969.086	8.96	743,403
Band 19	4,481.343	8.94	40,063
Band 20	19,512.195	8.88	173,268
Band 22	618.102	8.86	5,476
Band 24	4,067.168	8.93	36,320
Band 25	25,581.774	8.90	227,678
Band 27	1,903.962	8.84	16,831
Band 28	1,914.592	8.83	16,906
Band 30	104,700.634	8.70	910,896
Band 31	64,186.777	8.66	555,857
Band 34	4,788.061	9.01	43,140
Band 35	3,737.408	8.97	33,525
	351,648.197		$ 3,101,042

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING U.S. Bond Index Portfolio - Class S
Contracts in accumulation period:
Band 5	662.792	$ 10.68	$ 7,079
Band 6	66,817.646	10.64	710,940
Band 7	614.658	10.62	6,528
Band 8	5,987.608	10.59	63,409
Band 9	40,996.790	10.55	432,516
Band 17	107,574.420	10.61	1,141,365
Band 19	685.130	10.58	7,249
Band 20	11,668.542	10.51	122,636
Band 22	213.438	10.48	2,237
Band 24	78,078.118	10.57	825,286
Band 25	101,589.869	10.53	1,069,741
Band 26	784.252	10.50	8,235
Band 27	21,640.853	10.46	226,363
Band 28	11,553.824	10.45	120,737
Band 30	35,622.400	10.69	380,803
Band 31	3,887.281	10.65	41,400
Band 34	29,052.319	10.66	309,698
Band 35	6,258.530	10.62	66,466
	523,688.470		$ 5,542,688
ING WisdomTreeSM Global High-Yielding Equity Index
Portfolio - Class S
Contracts in accumulation period:
Band 6	199,496.804	$ 7.81	$ 1,558,070
Band 9	68,410.673	7.73	528,815
Band 17	89,813.744	7.78	698,751
Band 19	3,732.241	7.76	28,962
Band 20	43,490.616	7.70	334,878
Band 22	1,594.882	7.68	12,249
Band 24	101,630.417	7.75	787,636
Band 25	241,225.198	7.72	1,862,259
Band 26	6,958.410	7.70	53,580
Band 27	9,821.418	7.66	75,232
Band 28	19,586.596	7.65	149,837
Band 34	9,567.003	7.72	73,857
Band 35	12,568.600	7.68	96,527
	807,896.602		$ 6,260,653
ING International Value Portfolio - Class S
Contracts in accumulation period:
Band 30	51,458.692	$ 8.04	$ 413,728
Band 31	73,814.806	8.00	590,518
	125,273.498		$ 1,004,246

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MidCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Band 1	10,956.712	$ 9.27	$ 101,569
Band 2	3,549.181	9.03	32,049
Band 3	49,288.319	9.15	450,988
Band 4	30,970.161	9.00	278,731
Band 6	57,256.776	9.03	517,029
Band 9	1,704.248	8.95	15,253
Band 17	85,290.650	9.00	767,616
Band 19	666.789	8.97	5,981
Band 20	18,595.429	8.92	165,871
Band 24	25,758.480	8.97	231,054
Band 25	5,169.092	8.94	46,212
Band 27	6,371.372	8.87	56,514
Band 28	586.206	8.87	5,200
Band 30	43,855.402	9.98	437,677
Band 31	92,992.101	9.93	923,412
Band 34	170.421	9.52	1,622
Band 35	615.962	9.49	5,845
	433,797.301		$ 4,042,623
ING SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Band 6	8,637.628	$ 12.03	$ 103,911
Band 9	4.302	11.75	51
Band 10	110.392	11.67	1,288
Band 17	10,053.019	11.92	119,832
Band 20	4,870.849	11.64	56,697
Band 24	3,111.082	11.80	36,711
Band 25	3,663.393	11.69	42,825
Band 26	2,074.007	11.61	24,079
Band 30	18,955.010	8.63	163,582
Band 31	20,067.691	8.58	172,181
	71,547.373		$ 721,157
Legg Mason ClearBridge Variable Investors Portfolio
Contracts in accumulation period:
Band 2	13,193.214	$ 7.61	$ 100,400
Band 4	27,583.344	7.58	209,082
	40,776.558		$ 309,482
Legg Mason Global Currents Variable International All Cap
Opportunity Portfolio
Contracts in accumulation period:
Band 2	2,446.116	$ 13.36	$ 32,680
Band 4	6,525.571	13.07	85,289
	8,971.687		$ 117,969

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Legg Mason Variable Lifestyle Allocation 50%
Contracts in accumulation period:
Band 2	9,085.172	$ 15.44	$ 140,275
Band 4	73,445.643	15.14	1,111,967
	82,530.815		$ 1,252,242
Legg Mason Variable Lifestyle Allocation 70%
Contracts in accumulation period:
Band 2	8,193.285	$ 13.21	$ 108,233
Band 4	31,865.985	12.95	412,665
	40,059.270		$ 520,898
Legg Mason Variable Lifestyle Allocation 85%
Contracts in accumulation period:
Band 2	4,528.643	$ 12.82	$ 58,057
Band 4	16,141.662	12.57	202,901
	20,670.305		$ 260,958
Legg Mason Western Asset Variable High Income Portfolio
Contracts in accumulation period:
Band 2	6,152.069	$ 18.82	$ 115,782
Band 4	3,624.726	18.41	66,731
	9,776.795		$ 182,513
Legg Mason Western Asset Variable Money Market Portfolio
Contracts in accumulation period:
Band 2	2,335.932	$ 13.69	$ 31,979
Band 4	4,496.596	13.38	60,164
	6,832.528		$ 92,143
Oppenheimer Main Street Small Cap Fund®/VA - Service
Class
Contracts in accumulation period:
Band 30	7,384.395	$ 8.28	$ 61,143
Band 31	4,516.652	8.24	37,217
	11,901.047		$ 98,360
PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
Band 30	7,246.029	$ 11.55	$ 83,692
Band 31	9,013.064	11.49	103,560
	16,259.093		$ 187,252
Pioneer Equity Income VCT Portfolio - Class II
Contracts in accumulation period:
Band 30	110,764.136	$ 7.74	$ 857,314
Band 31	86,855.706	7.70	668,789
	197,619.842		$ 1,526,103

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ProFund VP Bull
Contracts in accumulation period:
Band 6	416.052	$ 7.84	$ 3,262
Band 9	681.571	7.51	5,119
Band 17	522.908	9.47	4,952
Band 24	2,983.478	9.37	27,955
Band 25	1,791.126	9.27	16,604
	6,395.135		$ 57,892
ProFund VP Europe 30
Contracts in accumulation period:
Band 6	927.502	$ 9.50	$ 8,811
Band 8	237.391	9.26	2,198
Band 9	385.020	9.09	3,500
Band 17	1,621.676	11.35	18,406
Band 20	2,688.086	11.05	29,703
Band 24	531.650	11.23	5,970
	6,391.325		$ 68,588
ProFund VP Rising Rates Opportunity
Contracts in accumulation period:
Band 5	679.116	$ 6.19	$ 4,204
Band 6	6,935.295	6.11	42,375
Band 9	2,787.002	5.92	16,499
Band 10	1,990.862	5.86	11,666
Band 19	1,480.050	6.86	10,153
Band 20	11,771.804	6.73	79,224
Band 24	3,543.325	6.84	24,236
Band 25	4,092.384	6.77	27,705
	33,279.838		$ 216,062

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

10.	Financial Highlights

	A summary of unit values, units outstanding and net assets for variable annuity contracts, expense ratios, excluding expenses of
	underlying funds, investment income ratios, and total return for the years ended December 31, 2009, 2008, 2007, 2006 and 2005,
	follows:

							Investment
		Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
		(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
	AIM V.I. Leisure Fund - Series I Shares
	2009	17	$9.83	to	$10.42	$173	1.95%	1.25%	to	2.10%	30.03%	to	31.07%
	2008	18	$7.56	to	$7.95	$135	0.93%	1.25%	to	2.10%	-44.25%	to	-43.74%
	2007	22	$13.46	to	$14.13	$295	1.47%	1.25%	to	2.45%	-3.17%	to	-2.08%
	2006	27	$13.90	to	$14.43	$386	1.27%	1.25%	to	2.45%	21.80%	to	23.02%
	2005	24	$11.41	to	$11.73	$275	2.03%	1.25%	to	2.45%	-2.95%	to	-2.87%
	BlackRock Global Allocation V.I. Fund - Class III
	2009	1,505	$9.38	to	$9.57	$14,303	2.32%	1.15%	to	2.45%	18.14%	to	19.48%
	2008	723	$7.94	to	$8.01	$5,770	(d)	1.15%	to	2.45%		(d)
	2007	(d)		(d)		(d)	(d)		(d)			(d)
	2006	(d)		(d)		(d)	(d)		(d)			(d)
	2005	(d)		(d)		(d)	(d)		(d)			(d)
	Columbia Small Cap Value Fund, Variable Series -
	Class B
	2009	87	$10.90	to	$11.30	$970	0.89%	1.25%	to	2.00%	22.47%	to	23.50%
	2008	92	$8.90	to	$9.15	$832	0.46%	1.25%	to	2.00%	-29.59%	to	-29.07%
	2007	105	$12.53	to	$12.97	$1,339	0.29%	1.05%	to	2.45%	-4.86%	to	-3.64%
	2006	105	$13.17	to	$13.46	$1,397	0.41%	1.05%	to	2.45%	16.65%	to	17.84%
	2005	71	$11.29	to	$11.38	$810	(a)	1.25%	to	2.45%		(a)
	Fidelity® VIP Equity-Income Portfolio - Service
	Class 2
	2009	678	$7.25	to	$10.08	$5,909	2.06%	1.00%	to	2.45%	26.82%	to	28.57%
	2008	618	$5.65	to	$7.84	$4,368	2.66%	1.00%	to	2.45%	-44.12%	to	-43.39%
	2007	483	$13.01	to	$13.85	$6,472	1.86%	1.05%	to	2.45%	-1.06%	to	0.14%
	2006	374	$13.01	to	$13.83	$5,024	2.86%	1.05%	to	2.45%	17.28%	to	18.71%
	2005	275	$11.21	to	$11.65	$3,121	1.06%	1.05%	to	2.25%	3.51%	to	4.48%

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	2,472	$8.38	to	$14.12	$28,343	1.16%	1.00%	to	2.60%	32.10%	to	34.12%
2008	2,390	$6.27	to	$10.53	$21,121	1.15%	1.00%	to	2.60%	-44.07%	to	-43.25%
2007	1,169	$11.26	to	$18.57	$19,975	0.86%	1.00%	to	2.60%	14.52%	to	16.06%
2006	852	$13.15	to	$16.00	$12,705	1.09%	1.05%	to	2.45%	8.88%	to	10.27%
2005	344	$11.97	to	$14.51	$4,669	0.04%	1.05%	to	2.45%	14.20%	to	15.43%
Franklin Small Cap Value Securities Fund - Class 2
2009	137	$8.23	to	$8.27	$1,133	2.01%	1.00%	to	1.20%	27.60%	to	27.82%
2008	87	$6.45	to	$6.47	$559	(d)	1.00%	to	1.20%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING Balanced Portfolio - Class S
2009	30	$8.68	to	$9.14	$261	4.58%	1.00%	to	1.95%	16.62%	to	17.84%
2008	23	$7.38	to	$7.77	$176	2.84%	1.00%	to	1.95%	-29.68%	to	-29.04%
2007	23	$10.72	to	$10.95	$247	2.81%	1.05%	to	2.25%	2.88%	to	4.19%
2006	31	$10.42	to	$10.51	$323	(b)	1.05%	to	2.25%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Intermediate Bond Portfolio - Class S
2009	1,908	$9.75	to	$10.82	$19,825	6.53%	1.00%	to	2.45%	8.64%	to	10.26%
2008	1,654	$8.89	to	$9.76	$15,658	7.56%	1.00%	to	2.45%	-10.75%	to	-9.57%
2007	745	$10.24	to	$10.87	$8,008	4.77%	1.00%	to	2.45%	3.24%	to	4.52%
2006	374	$10.18	to	$10.40	$3,858	6.02%	1.05%	to	2.45%	1.39%	to	2.47%
2005	109	$10.04	to	$10.11	$1,099	(a)	1.25%	to	2.25%		(a)
ING American Funds Asset Allocation Portfolio
2009	879	$8.61	to	$8.78	$7,678	1.63%	1.15%	to	2.45%	20.56%	to	21.94%
2008	261	$7.14	to	$7.20	$1,874	(d)	1.15%	to	2.45%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING American Funds Bond Portfolio
2009	1,730	$9.61	to	$9.93	$16,872	4.25%	1.00%	to	2.45%	9.57%	to	11.04%
2008	1,198	$8.77	to	$8.96	$10,588	(d)	1.00%	to	2.45%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING American Funds Growth Portfolio
2009	4,373	$8.02	to	$12.40	$49,309	1.84%	1.00%	to	2.45%	35.56%	to	37.17%
2008	4,154	$5.85	to	$9.04	$34,496	0.89%	1.00%	to	2.45%	-45.58%	to	-44.83%
2007	2,762	$10.64	to	$16.39	$42,613	0.25%	1.00%	to	2.60%	9.20%	to	10.59%
2006	1,846	$10.93	to	$14.82	$25,908	0.17%	1.05%	to	2.45%	7.10%	to	8.49%
2005	831	$12.68	to	$13.66	$10,807	-	1.05%	to	2.45%	13.18%	to	14.41%
ING American Funds Growth-Income Portfolio
2009	2,891	$8.01	to	$11.54	$29,948	2.32%	1.00%	to	2.45%	27.50%	to	29.23%
2008	2,703	$6.21	to	$8.93	$21,901	1.58%	1.00%	to	2.45%	-39.62%	to	-38.84%
2007	2,009	$10.17	to	$14.60	$27,024	1.01%	1.05%	to	2.60%	2.08%	to	3.33%
2006	1,520	$11.32	to	$14.13	$19,830	0.67%	1.05%	to	2.45%	11.99%	to	13.40%
2005	826	$11.17	to	$12.46	$9,574	0.26%	1.05%	to	2.45%	3.13%	to	4.27%
ING American Funds International Portfolio
2009	2,202	$8.80	to	$18.13	$31,004	3.32%	1.00%	to	2.60%	38.88%	to	40.91%
2008	2,000	$6.27	to	$12.87	$20,501	2.10%	1.00%	to	2.60%	-43.87%	to	-43.08%
2007	1,288	$14.57	to	$22.61	$25,141	0.87%	1.05%	to	2.60%	16.66%	to	18.13%
2006	769	$12.35	to	$19.14	$12,769	0.68%	1.05%	to	2.45%	15.65%	to	17.14%
2005	379	$13.55	to	$16.34	$5,458	0.43%	1.05%	to	2.45%	18.54%	to	19.62%
ING American Funds World Allocation Portfolio -
Service Class
2009	82	$13.92	to	$14.07	$1,156	(e)	1.15%	to	2.45%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Artio Foreign Portfolio - Service Class
2009	907	$7.28	to	$13.72	$11,718	3.11%	1.15%	to	2.60%	17.33%	to	18.83%
2008	1,078	$6.14	to	$11.56	$11,783	-	1.15%	to	2.60%	-45.03%	to	-44.32%
2007	761	$17.35	to	$21.00	$15,185	0.07%	1.05%	to	2.60%	13.73%	to	15.26%
2006	366	$15.11	to	$18.22	$6,379	-	1.05%	to	2.45%	26.26%	to	27.56%
2005	152	$11.86	to	$14.15	$2,083	-	1.25%	to	2.45%	13.15%	to	13.93%
ING BlackRock Inflation Protected Bond Portfolio -
Service Class
2009	703	$10.52	to	$10.62	$7,432	(e)	1.00%	to	2.45%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
ING BlackRock Large Cap Growth Portfolio - Service
Class
2009	292	$8.16	to	$10.14	$2,877	0.31%	1.00%	to	2.45%	27.16%	to	28.93%
2008	218	$6.36	to	$7.87	$1,680	-	1.00%	to	2.45%	-40.49%	to	-39.74%
2007	92	$12.62	to	$13.06	$1,193	-	1.05%	to	2.45%	4.61%	to	5.66%
2006	43	$12.16	to	$12.36	$522	-	1.05%	to	2.00%	5.00%	to	6.00%
2005	23	$11.59	to	$11.66	$267	(a)	1.05%	to	1.95%		(a)
ING BlackRock Large Cap Value Portfolio - Service
Class
2009	46	$8.99	to	$9.43	$434	0.49%	1.25%	to	2.25%	10.31%	to	11.47%
2008	46	$8.15	to	$8.46	$389	0.38%	1.25%	to	2.25%	-36.77%	to	-36.15%
2007	50	$12.87	to	$13.32	$654	0.38%	1.05%	to	2.45%	1.90%	to	3.18%
2006	32	$12.63	to	$12.91	$410	0.54%	1.05%	to	2.45%	13.68%	to	14.82%
2005	14	$11.11	to	$11.20	$152	(a)	1.25%	to	2.45%		(a)
ING Clarion Global Real Estate Portfolio - Service
Class
2009	701	$7.50	to	$9.54	$6,030	2.36%	1.00%	to	2.45%	30.26%	to	32.11%
2008	640	$5.69	to	$7.24	$4,297	-	1.00%	to	2.45%	-42.58%	to	-41.99%
2007	287	$12.26	to	$12.48	$3,556	3.45%	1.25%	to	2.45%	-9.38%	to	-8.50%
2006	148	$13.54	to	$13.64	$2,017	(b)	1.25%	to	2.25%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Clarion Real Estate Portfolio - Service Class
2009	316	$8.93	to	$55.00	$4,221	3.55%	1.05%	to	2.60%	32.49%	to	34.53%
2008	341	$8.71	to	$40.99	$3,392	1.31%	1.05%	to	2.60%	-40.01%	to	-39.19%
2007	390	$14.52	to	$67.51	$6,415	1.30%	1.05%	to	2.60%	-19.66%	to	-18.60%
2006	242	$13.58	to	$83.11	$4,966	1.09%	1.05%	to	2.45%	34.52%	to	36.19%
2005	128	$13.50	to	$61.15	$2,090	1.16%	1.05%	to	2.45%	14.51%	to	15.33%
ING Evergreen Health Sciences Portfolio - Service
Class
2009	441	$8.91	to	$11.74	$4,980	-	1.05%	to	2.45%	17.33%	to	18.77%
2008	446	$7.55	to	$9.92	$4,254	0.17%	1.05%	to	2.45%	-30.34%	to	-29.40%
2007	285	$12.80	to	$14.12	$3,819	0.12%	1.05%	to	2.45%	6.03%	to	7.36%
2006	233	$12.00	to	$13.20	$2,896	-	1.05%	to	2.45%	11.27%	to	12.72%
2005	119	$10.72	to	$11.76	$1,324	-	1.05%	to	2.45%	8.35%	to	9.26%
ING Evergreen Omega Portfolio - Service Class
2009	135	$10.53	to	$14.86	$1,711	0.42%	1.00%	to	2.45%	39.61%	to	40.89%
2008	22	$7.48	to	$9.45	$199	-	1.05%	to	1.95%	-28.98%	to	-28.29%
2007	12	$12.16	to	$13.23	$157	-	1.05%	to	1.95%	9.51%	to	10.44%
2006	7	$11.09	to	$12.02	$82	-	1.05%	to	2.25%	3.24%	to	4.44%
2005	7	$10.69	to	$11.56	$77	(a)	1.05%	to	2.25%		(a)
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
2009	658	$9.02	to	$13.97	$8,175	0.45%	1.15%	to	2.45%	35.94%	to	37.50%
2008	714	$6.56	to	$10.16	$6,499	0.83%	1.15%	to	2.45%	-40.55%	to	-39.92%
2007	576	$14.60	to	$16.91	$8,840	0.16%	1.05%	to	2.45%	11.86%	to	13.09%
2006	385	$13.05	to	$14.96	$5,132	-	1.05%	to	2.45%	9.30%	to	10.57%
2005	159	$11.94	to	$13.53	$1,952	-	1.05%	to	2.45%	15.19%	to	15.44%
ING Focus 5 Portfolio - Service Class
2009	220	$6.56	to	$7.72	$1,486	-	1.15%	to	2.45%	19.02%	to	20.44%
2008	226	$5.51	to	$6.41	$1,275	3.34%	1.20%	to	2.45%	-44.40%	to	-43.82%
2007	46	$9.91	to	$9.95	$459	(c)	1.25%	to	2.45%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Franklin Income Portfolio - Service Class
2009	2,033	$9.42	to	$10.17	$20,175	6.84%	1.05%	to	2.45%	29.05%	to	30.49%
2008	1,185	$7.23	to	$7.74	$9,080	3.49%	1.15%	to	2.45%	-30.95%	to	-30.21%
2007	865	$10.89	to	$11.12	$9,530	1.09%	1.05%	to	2.45%	0.28%	to	1.55%
2006	257	$10.86	to	$10.95	$2,809	(b)	1.05%	to	2.45%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Franklin Mutual Shares Portfolio - Service Class
2009	673	$8.25	to	$9.18	$6,070	0.13%	1.05%	to	2.45%	23.64%	to	25.07%
2008	660	$6.61	to	$7.34	$4,784	4.45%	1.05%	to	2.45%	-39.20%	to	-38.42%
2007	392	$11.81	to	$11.92	$4,655	(c)	1.05%	to	2.45%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
ING Franklin Templeton Founding Strategy Portfolio -
Service Class
2009	1,762	$7.64	to	$8.78	$13,890	2.92%	1.15%	to	2.45%	27.33%	to	28.87%
2008	1,633	$6.00	to	$6.82	$10,006	0.14%	1.15%	to	2.45%	-37.17%	to	-36.49%
2007	596	$9.55	to	$9.62	$5,721	(c)	1.25%	to	2.45%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
ING Global Resources Portfolio - Service Class
2009	867	$8.39	to	$38.50	$14,251	0.33%	1.05%	to	2.60%	34.15%	to	36.02%
2008	804	$6.19	to	$28.35	$9,787	2.21%	1.05%	to	2.60%	-42.44%	to	-41.60%
2007	352	$20.45	to	$48.66	$7,494	0.02%	1.05%	to	2.60%	30.18%	to	31.82%
2006	188	$15.77	to	$36.98	$3,098	0.14%	1.05%	to	2.45%	18.72%	to	19.91%
2005	60	$13.30	to	$30.84	$894	0.20%	1.25%	to	2.25%	35.83%	to	36.04%
ING Janus Contrarian Portfolio - Service Class
2009	709	$7.11	to	$13.23	$8,776	0.58%	1.05%	to	2.45%	33.23%	to	35.02%
2008	752	$5.29	to	$9.84	$6,991	0.72%	1.05%	to	2.45%	-50.16%	to	-49.50%
2007	399	$17.16	to	$19.58	$7,496	-	1.05%	to	2.45%	18.36%	to	19.59%
2006	47	$14.40	to	$16.43	$756	0.35%	1.05%	to	2.10%	20.65%	to	21.49%
2005	21	$11.87	to	$13.55	$272	-	1.25%	to	1.95%	13.62%	to	14.02%

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
2009	1,074	$8.55	to	$21.05	$18,275	1.37%	1.00%	to	2.60%	67.30%	to	69.90%
2008	1,046	$5.04	to	$12.42	$11,276	2.73%	1.00%	to	2.60%	-52.46%	to	-51.78%
2007	562	$24.38	to	$25.82	$14,048	0.95%	1.05%	to	2.60%	35.25%	to	37.05%
2006	308	$18.10	to	$18.88	$5,655	0.50%	1.05%	to	2.45%	32.77%	to	34.13%
2005	83	$13.64	to	$14.08	$1,148	-	1.25%	to	2.25%	32.98%	to	33.21%
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
2009	334	$9.30	to	$13.09	$3,956	0.36%	1.05%	to	2.45%	24.44%	to	25.99%
2008	398	$8.96	to	$10.39	$3,770	0.47%	1.05%	to	2.45%	-31.60%	to	-30.69%
2007	462	$13.10	to	$14.99	$6,395	0.15%	1.05%	to	2.45%	-3.96%	to	-2.73%
2006	420	$13.09	to	$15.41	$5,978	-	1.05%	to	2.45%	13.94%	to	15.43%
2005	203	$11.97	to	$13.35	$2,518	-	1.05%	to	2.45%	1.69%	to	2.61%
ING Limited Maturity Bond Portfolio - Service Class
2009	16	$22.72	to	$23.45	$374	4.96%	1.25%	to	1.40%	5.67%	to	5.82%
2008	20	$21.50	to	$22.16	$432	6.35%	1.25%	to	1.40%	-1.65%	to	-1.51%
2007	23	$21.86	to	$22.50	$513	1.74%	1.25%	to	1.40%	4.29%	to	4.46%
2006	36	$20.96	to	$21.54	$754	3.25%	1.25%	to	1.40%	2.39%	to	2.57%
2005	46	$20.47	to	$21.00	$941	5.07%	1.25%	to	1.40%	0.20%	to	0.33%
ING Liquid Assets Portfolio - Service Class
2009	3,695	$9.96	to	$18.22	$46,236	0.10%	1.00%	to	2.60%	-2.11%	to	-0.68%
2008	4,215	$10.07	to	$18.35	$52,262	2.16%	1.00%	to	2.60%	0.10%	to	1.48%
2007	2,111	$10.05	to	$18.10	$25,976	4.14%	1.00%	to	2.45%	2.54%	to	3.84%
2006	591	$10.25	to	$17.43	$7,050	4.34%	1.05%	to	2.25%	2.30%	to	3.31%
2005	352	$10.02	to	$16.29	$4,092	3.07%	1.25%	to	2.25%	0.80%	to	1.56%
ING Lord Abbett Affiliated Portfolio - Service Class
2009	30	$9.59	to	$11.03	$301	0.72%	1.25%	to	1.85%	16.52%	to	17.34%
2008	30	$8.23	to	$9.40	$257	2.44%	1.25%	to	1.85%	-37.75%	to	-37.38%
2007	35	$13.17	to	$15.01	$482	1.70%	1.25%	to	1.95%	2.24%	to	2.81%
2006	34	$12.93	to	$14.60	$459	0.86%	1.25%	to	1.85%	15.45%	to	16.15%
2005	17	$11.20	to	$12.57	$201	1.55%	1.25%	to	1.85%	3.98%

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Marsico Growth Portfolio - Service Class
2009	618	$8.33	to	$14.59	$7,034	0.87%	1.15%	to	2.45%	25.99%	to	27.59%
2008	639	$6.55	to	$11.45	$5,774	0.59%	1.15%	to	2.45%	-41.70%	to	-41.06%
2007	540	$13.77	to	$19.43	$8,518	-	1.25%	to	2.45%	11.58%	to	12.71%
2006	500	$12.29	to	$17.24	$7,184	-	1.25%	to	2.45%	2.48%	to	3.67%
2005	397	$11.94	to	$16.63	$5,971	-	1.25%	to	2.45%	6.75%	to	7.58%
ING Marsico International Opportunities Portfolio -
Service Class
2009	617	$7.17	to	$12.40	$6,660	1.26%	1.00%	to	2.45%	34.41%	to	36.36%
2008	646	$5.28	to	$9.10	$5,285	1.34%	1.00%	to	2.60%	-50.74%	to	-50.05%
2007	304	$17.54	to	$18.22	$5,453	1.01%	1.05%	to	2.60%	17.79%	to	19.32%
2006	226	$14.95	to	$15.27	$3,417	0.03%	1.05%	to	2.45%	21.31%	to	22.65%
2005	147	$12.34	to	$12.45	$1,817	(a)	1.05%	to	2.25%		(a)
ING MFS Total Return Portfolio - Service Class
2009	805	$9.15	to	$26.16	$11,686	2.61%	1.00%	to	2.45%	15.20%	to	16.75%
2008	732	$7.86	to	$22.43	$9,141	6.25%	1.00%	to	2.45%	-24.17%	to	-23.12%
2007	673	$10.25	to	$29.19	$11,493	2.78%	1.00%	to	2.45%	1.53%	to	2.93%
2006	606	$11.79	to	$28.36	$10,544	2.33%	1.05%	to	2.45%	9.37%	to	10.74%
2005	480	$10.78	to	$25.61	$8,270	2.10%	1.05%	to	2.45%	0.93%	to	1.83%
ING MFS Utilities Portfolio - Service Class
2009	867	$8.33	to	$14.95	$11,594	5.79%	1.00%	to	2.45%	29.74%	to	31.50%
2008	693	$6.35	to	$11.40	$7,193	4.28%	1.00%	to	2.45%	-39.14%	to	-38.51%
2007	387	$18.01	to	$18.54	$7,122	0.70%	1.25%	to	2.45%	24.50%	to	25.78%
2006	238	$14.49	to	$14.74	$3,492	0.09%	1.25%	to	2.25%	27.89%	to	29.18%
2005	87	$11.33	to	$11.41	$988	(a)	1.25%	to	2.25%		(a)
ING Oppenheimer Active Allocation Portfolio -
Service Class
2009	32	$13.33	to	$13.43	$423	(e)	1.15%	to	1.95%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING PIMCO High Yield Portfolio - Service Class
2009	447	$11.74	to	$13.92	$5,897	8.55%	1.00%	to	2.45%	45.90%	to	47.87%
2008	536	$7.96	to	$9.42	$4,815	9.46%	1.00%	to	2.45%	-24.26%	to	-23.35%
2007	551	$11.42	to	$12.29	$6,521	6.28%	1.05%	to	2.45%	0.44%	to	1.82%
2006	370	$11.37	to	$12.07	$4,331	6.23%	1.05%	to	2.45%	6.45%	to	7.77%
2005	230	$10.69	to	$11.20	$2,518	6.85%	1.05%	to	2.25%	2.29%	to	3.23%
ING PIMCO Total Return Bond Portfolio - Service
Class
2009	3,827	$11.31	to	$18.54	$52,807	4.22%	1.00%	to	2.45%	11.81%	to	13.26%
2008	2,653	$10.02	to	$16.38	$32,262	3.34%	1.00%	to	2.45%	1.73%	to	3.15%
2007	775	$10.99	to	$15.88	$9,568	3.00%	1.05%	to	2.45%	6.49%	to	7.81%
2006	537	$10.32	to	$14.73	$6,525	2.42%	1.05%	to	2.45%	1.97%	to	3.22%
2005	356	$10.12	to	$14.27	$4,307	3.26%	1.05%	to	2.45%	0.49%	to	1.42%
ING Pioneer Fund Portfolio - Service Class
2009	26	$8.25	to	$10.39	$247	1.33%	1.00%	to	1.95%	21.67%	to	22.95%
2008	25	$6.71	to	$8.48	$205	3.37%	1.00%	to	2.25%	-36.25%	to	-35.51%
2007	21	$12.80	to	$13.15	$270	1.00%	1.25%	to	2.25%	2.73%	to	3.79%
2006	10	$12.46	to	$12.67	$130	-	1.25%	to	2.25%	14.44%	to	15.29%
2005	7	$10.94	to	$10.99	$77	(a)	1.25%	to	1.95%		(a)
ING Pioneer Mid Cap Value Portfolio - Service Class
2009	906	$8.27	to	$10.29	$8,851	1.28%	1.00%	to	2.60%	22.11%	to	23.85%
2008	779	$6.69	to	$8.33	$6,262	2.01%	1.00%	to	2.60%	-34.75%	to	-33.76%
2007	445	$10.13	to	$12.61	$5,563	0.51%	1.00%	to	2.60%	3.03%	to	4.21%
2006	318	$11.89	to	$12.10	$3,836	0.18%	1.25%	to	2.45%	9.79%	to	10.91%
2005	135	$10.83	to	$10.91	$1,473	(a)	1.25%	to	2.45%		(a)
ING Retirement Conservative Portfolio - Adviser Class
2009	639	$8.30	to	$8.32	$5,311	(e)	1.15%	to	2.45%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Retirement Growth Portfolio - Adviser Class
2009	11,176	$9.35	to	$9.38	$104,708	(e)	1.05%	to	2.45%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
ING Retirement Moderate Growth Portfolio - Adviser
Class
2009	8,936	$9.61	to	$9.64	$86,030	(e)	1.05%	to	2.45%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
ING Retirement Moderate Portfolio - Adviser Class
2009	4,951	$9.84	to	$9.87	$48,796	(e)	1.05%	to	2.45%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2009	2,407	$9.50	to	$47.55	$28,743	1.98%	1.00%	to	2.45%	30.20%	to	31.82%
2008	2,166	$7.23	to	$36.14	$19,961	4.99%	1.00%	to	2.45%	-29.17%	to	-28.25%
2007	1,394	$12.48	to	$50.48	$18,486	1.89%	1.05%	to	2.45%	1.96%	to	3.28%
2006	764	$12.24	to	$48.97	$10,170	1.15%	1.05%	to	2.45%	11.99%	to	13.42%
2005	191	$10.93	to	$43.26	$2,834	0.65%	1.05%	to	2.45%	6.25%	to	6.39%
ING T. Rowe Price Equity Income Portfolio - Service
Class
2009	896	$8.03	to	$28.20	$9,133	1.69%	1.00%	to	2.45%	22.17%	to	23.77%
2008	848	$6.50	to	$22.85	$7,214	4.53%	1.00%	to	2.45%	-37.18%	to	-36.49%
2007	740	$13.07	to	$35.98	$10,340	1.23%	1.05%	to	2.45%	0.69%	to	1.99%
2006	503	$12.98	to	$35.36	$7,183	1.27%	1.05%	to	2.45%	16.31%	to	17.87%
2005	330	$11.16	to	$30.06	$4,382	0.87%	1.05%	to	2.45%	1.91%	to	2.63%

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Templeton Global Growth Portfolio - Service
Class
2009	497	$8.56	to	$21.26	$5,542	2.00%	1.15%	to	2.45%	29.30%	to	30.90%
2008	575	$6.56	to	$16.27	$4,943	1.01%	1.15%	to	2.45%	-41.07%	to	-40.40%
2007	611	$13.61	to	$27.31	$8,903	1.23%	1.25%	to	2.45%	0.00%	to	1.11%
2006	234	$13.61	to	$27.01	$3,771	0.85%	1.25%	to	2.45%	19.79%	to	20.42%
2005	54	$11.47	to	$22.43	$1,139	0.73%	1.25%	to	1.75%	8.33%	to	8.51%
ING Van Kampen Global Franchise Portfolio - Service
Class
2009	404	$9.67	to	$12.43	$4,835	6.55%	1.15%	to	2.45%	25.91%	to	27.36%
2008	328	$7.61	to	$9.76	$3,102	2.42%	1.25%	to	2.45%	-30.21%	to	-29.48%
2007	365	$13.44	to	$13.84	$5,000	-	1.25%	to	2.45%	7.17%	to	8.38%
2006	123	$12.18	to	$12.77	$1,567	1.36%	1.25%	to	2.25%	18.60%	to	19.79%
2005	40	$10.59	to	$10.66	$429	(a)	1.25%	to	2.25%		(a)
ING Van Kampen Global Tactical Asset Allocation
Portfolio - Service Class
2009	102	$12.28	to	$12.37	$1,255	(e)	1.15%	to	1.95%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
ING Van Kampen Growth and Income Portfolio -
Service Class
2009	212	$8.80	to	$27.12	$2,542	1.27%	1.05%	to	2.25%	21.27%	to	22.61%
2008	175	$7.21	to	$22.16	$1,874	4.13%	1.15%	to	2.45%	-33.62%	to	-33.07%
2007	148	$11.51	to	$33.11	$2,583	1.43%	1.25%	to	2.10%	0.40%	to	1.33%
2006	123	$11.36	to	$32.68	$2,443	1.16%	1.25%	to	2.10%	13.56%	to	14.55%
2005	88	$11.06	to	$28.53	$2,026	0.91%	1.25%	to	2.10%	8.52%	to	8.69%
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
2009	50	$9.04	to	$12.81	$462	0.59%	1.25%	to	1.95%	27.50%	to	28.41%
2008	29	$7.09	to	$7.25	$211	1.05%	1.25%	to	1.95%	-34.11%	to	-33.61%
2007	33	$10.76	to	$10.92	$359	-	1.25%	to	1.95%	-5.53%	to	-4.88%
2006	30	$11.37	to	$11.48	$338	(b)	1.25%	to	2.10%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING American Century Small-Mid Cap Value
Portfolio - Service Class
2009	58	$9.39	to	$9.44	$546	1.70%	1.00%	to	1.20%	33.95%	to	34.28%
2008	23	$7.01	to	$7.03	$161	(d)	1.00%	to	1.20%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING Baron Small Cap Growth Portfolio - Service Class
2009	1,028	$8.06	to	$10.27	$10,085	-	1.00%	to	2.45%	32.15%	to	33.88%
2008	806	$6.04	to	$7.68	$5,999	-	1.00%	to	2.45%	-42.63%	to	-41.86%
2007	529	$10.40	to	$13.21	$6,905	-	1.05%	to	2.45%	3.66%	to	5.01%
2006	321	$12.31	to	$12.58	$4,008	-	1.05%	to	2.45%	12.63%	to	14.05%
2005	72	$10.93	to	$11.03	$793	(a)	1.05%	to	2.45%		(a)
ING Columbia Small Cap Value Portfolio - Service
Class
2009	456	$7.84	to	$8.70	$3,693	1.26%	1.05%	to	2.60%	21.55%	to	23.23%
2008	430	$6.45	to	$7.06	$2,836	0.11%	1.15%	to	2.60%	-35.63%	to	-34.90%
2007	236	$10.02	to	$10.23	$2,404	0.12%	1.25%	to	2.60%	0.60%	to	1.69%
2006	86	$10.00	to	$10.06	$865	(b)	1.25%	to	2.25%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Davis New York Venture Portfolio - Service Class
2009	1,073	$8.15	to	$8.94	$9,425	0.62%	1.00%	to	2.45%	28.64%	to	30.25%
2008	1,172	$6.26	to	$6.88	$7,943	0.81%	1.00%	to	2.45%	-40.68%	to	-39.97%
2007	556	$11.21	to	$11.46	$6,334	0.25%	1.25%	to	2.45%	1.72%	to	2.78%
2006	220	$11.02	to	$11.15	$2,440	-	1.25%	to	2.45%		-
2005	1		$9.91		$11	(a)	1.95%				(a)
ING JPMorgan Mid Cap Value Portfolio - Service Class
2009	244	$8.38	to	$14.56	$2,749	1.53%	1.00%	to	2.45%	22.84%	to	24.37%
2008	135	$6.75	to	$11.71	$1,294	2.83%	1.00%	to	2.45%	-34.57%	to	-33.73%
2007	52	$13.48	to	$17.67	$827	0.55%	1.05%	to	2.25%	0.00%	to	1.26%
2006	61	$13.48	to	$17.45	$983	-	1.05%	to	2.25%	13.95%	to	15.26%
2005	66	$11.83	to	$15.14	$920	0.29%	1.05%	to	2.25%	6.36%	to	7.38%

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
2009	124	$9.42	to	$10.69	$1,233	-	1.05%	to	2.45%	28.86%	to	30.68%
2008	151	$7.31	to	$8.18	$1,152	-	1.05%	to	2.45%	-40.71%	to	-39.99%
2007	141	$12.33	to	$13.63	$1,800	-	1.05%	to	2.45%	-4.20%	to	-2.92%
2006	85	$12.87	to	$14.04	$1,129	-	1.05%	to	2.45%	7.52%	to	8.84%
2005	64	$11.97	to	$12.90	$777	-	1.05%	to	2.45%	9.06%	to	9.84%
ING Oppenheimer Global Portfolio - Initial Class
2009	14	$11.58	to	$12.08	$165	2.53%	1.05%	to	1.95%	36.88%	to	38.06%
2008	18	$8.46	to	$8.75	$151	2.39%	1.05%	to	1.95%	-41.45%	to	-40.96%
2007	18	$14.45	to	$14.82	$267	1.13%	1.05%	to	1.95%	4.48%	to	5.48%
2006	19	$13.83	to	$14.05	$265	0.06%	1.05%	to	1.95%	15.64%	to	16.79%
2005	22	$11.96	to	$12.03	$268	(a)	1.05%	to	1.95%		(a)
ING Oppenheimer Global Portfolio - Service Class
2009	685	$8.54	to	$13.79	$8,493	2.16%	1.00%	to	2.45%	36.13%	to	37.94%
2008	751	$6.20	to	$10.00	$6,873	2.43%	1.00%	to	2.45%	-41.87%	to	-41.04%
2007	630	$10.54	to	$16.97	$10,070	1.08%	1.00%	to	2.45%	3.92%	to	5.21%
2006	534	$13.88	to	$16.13	$8,193	0.08%	1.05%	to	2.45%	14.97%	to	16.38%
2005	185	$11.97	to	$13.86	$2,432	1.35%	1.05%	to	2.25%	11.06%	to	12.05%
ING Oppenheimer Strategic Income Portfolio - Service
Class
2009	11	$10.55	to	$10.60	$111	4.02%	1.00%	to	1.20%	19.89%	to	20.18%
2008	10	$8.80	to	$8.82	$88	(d)	1.00%	to	1.20%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING PIMCO Total Return Portfolio - Service Class
2009	20	$11.64	to	$11.69	$232	4.08%	1.00%	to	1.20%	11.28%	to	11.44%
2008	11	$10.46	to	$10.49	$111	(d)	1.00%	to	1.20%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Solution 2015 Portfolio - Service Class
2009	20	$9.09	to	$9.13	$179	5.85%	1.00% to 1.20%	20.88%
2008	3		$7.52		$26	(d)	1.20%		(d)
2007	(d)		(d)		(d)	(d)	(d)		(d)
2006	(d)		(d)		(d)	(d)	(d)		(d)
2005	(d)		(d)		(d)	(d)	(d)		(d)
ING Solution 2025 Portfolio - Service Class
2009	140	$8.52	to	$8.56	$1,191	3.26%	1.00% to 1.20%	24.20%	to	24.42%
2008	112	$6.86	to	$6.88	$771	(d)	1.00% to 1.20%		(d)
2007	(d)		(d)		(d)	(d)	(d)		(d)
2006	(d)		(d)		(d)	(d)	(d)		(d)
2005	(d)		(d)		(d)	(d)	(d)		(d)
ING Solution 2035 Portfolio - Service Class
2009	14	$8.37	to	$8.41	$115	2.08%	1.00% to 1.20%	26.82%	to	27.04%
2008	12	$6.60	to	$6.62	$77	(d)	1.00% to 1.20%		(d)
2007	(d)		(d)		(d)	(d)	(d)		(d)
2006	(d)		(d)		(d)	(d)	(d)		(d)
2005	(d)		(d)		(d)	(d)	(d)		(d)
ING Solution 2045 Portfolio - Service Class
2009	2		$8.20		$17	-	1.00%	28.53%
2008	2		$6.38		$14	(d)	1.00%		(d)
2007	(d)		(d)		(d)	(d)	(d)		(d)
2006	(d)		(d)		(d)	(d)	(d)		(d)
2005	(d)		(d)		(d)	(d)	(d)		(d)
ING Solution Income Portfolio - Service Class
2009	9		$9.86		$88	5.76%	1.20%	15.86%
2008	6	$8.51	to	$8.53	$51	(d)	1.00% to 1.20%		(d)
2007	(d)		(d)		(d)	(d)	(d)		(d)
2006	(d)		(d)		(d)	(d)	(d)		(d)
2005	(d)		(d)		(d)	(d)	(d)		(d)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
2009	142	$8.74	to	$8.78	$1,248	0.37%	1.00%	to	1.20%	44.22%	to	44.65%
2008	65	$6.06	to	$6.07	$393	(d)	1.00%	to	1.20%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING T. Rowe Price Growth Equity Portfolio - Service
Class
2009	423	$7.93	to	$8.96	$3,481	-	1.00%	to	2.45%	39.37%	to	41.23%
2008	183	$5.69	to	$6.35	$1,084	1.71%	1.00%	to	2.45%	-43.58%	to	-43.03%
2007	20	$10.12	to	$10.18	$201	(c)	1.25%	to	2.10%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
ING Templeton Foreign Equity Portfolio - Service
Class
2009	871	$8.12	to	$9.80	$8,299	-	1.00%	to	2.45%	28.79%	to	30.49%
2008	825	$6.24	to	$7.51	$6,061	3.51%	1.00%	to	2.45%	-41.97%	to	-41.24%
2007	304	$12.51	to	$12.78	$3,853	1.34%	1.05%	to	2.45%	13.09%	to	14.01%
2006	42	$11.15	to	$11.21	$466	(b)	1.05%	to	1.85%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Thornburg Value Portfolio - Initial Class
2009	-		$8.66		$2	-	1.75%			42.20%
2008	-		$6.09		$1	-	1.75%			-40.76%
2007	-	$10.28			$3	-	1.75%			5.33%
2006	1	$9.76	to	$12.95	$12	0.70%	1.45%	to	1.75%	14.82%	to	15.11%
2005	3	$8.50	to	$11.25	$24	-	1.45%	to	1.75%	-0.23%
ING Thornburg Value Portfolio - Service Class
2009	21	$8.75	to	$8.79	$185	0.78%	1.00%	to	1.20%	42.74%	to	42.93%
2008	12	$6.13	to	$6.15	$72	(d)	1.00%	to	1.20%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING UBS U.S. Large Cap Equity Portfolio - Service
Class
2009	62	$7.78	to	$10.55	$585	1.28%	1.00%	to	2.10%	28.83%	to	30.33%
2008	70	$5.99	to	$8.10	$510	2.23%	1.00%	to	2.10%	-41.31%	to	-40.66%
2007	49	$13.12	to	$13.65	$657	0.65%	1.05%	to	2.10%	-1.20%	to	-0.07%
2006	43	$13.28	to	$13.66	$581	0.73%	1.05%	to	2.10%	12.04%	to	13.08%
2005	32	$11.19	to	$12.08	$380	0.89%	1.05%	to	2.00%	7.19%
ING Van Kampen Comstock Portfolio - Service Class
2009	515	$7.82	to	$11.19	$5,149	2.49%	1.00%	to	2.60%	25.40%	to	27.36%
2008	424	$6.14	to	$8.80	$3,365	4.24%	1.00%	to	2.60%	-38.08%	to	-37.14%
2007	395	$12.08	to	$14.00	$5,040	1.40%	1.05%	to	2.60%	-4.56%	to	-3.25%
2006	278	$12.72	to	$14.47	$3,696	0.74%	1.05%	to	2.45%	13.35%	to	14.66%
2005	194	$10.59	to	$12.62	$2,273	0.39%	1.05%	to	2.25%	1.44%	to	2.35%
ING Van Kampen Equity and Income Portfolio -
Service Class
2009	278	$9.30	to	$11.23	$2,971	1.78%	1.00%	to	2.45%	19.48%	to	21.14%
2008	235	$7.69	to	$9.29	$2,087	7.72%	1.00%	to	2.45%	-25.33%	to	-24.53%
2007	86	$11.96	to	$12.31	$1,047	1.64%	1.25%	to	2.45%	0.93%	to	1.99%
2006	45	$11.85	to	$12.07	$542	2.20%	1.25%	to	2.45%	9.99%	to	11.04%
2005	35	$10.81	to	$10.87	$377	(a)	1.25%	to	2.10%		(a)
ING Strategic Allocation Conservative Portfolio -
Class S
2009	-		$9.06		-	(e)	1.20%				(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
ING Strategic Allocation Growth Portfolio - Class S
2009	15	$8.19	to	$8.23	$125	10.05%	1.00%	to	1.20%	23.34%	to	23.57%
2008	11	$6.64	to	$6.66	$74	(d)	1.00%	to	1.20%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Strategic Allocation Moderate Portfolio - Class S
2009	3	$8.63	to	$8.67	$29	7.69%	1.00%	to	1.20%	20.03%	to	20.25%
2008	3	$7.19	to	$7.21	$23	(d)	1.00%	to	1.20%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING Growth and Income Portfolio - Class I
2009	160	$7.87	to	$7.89	$1,257	1.44%	1.25%	to	1.40%	28.50%	to	28.59%
2008	181	$6.12	to	$6.14	$1,109	1.48%	1.25%	to	1.40%	-38.55%	to	-38.35%
2007	201		$9.96		$2,002	(c)	1.25%	to	1.40%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
ING Growth and Income Portfolio - Class S
2009	539	$7.67	to	$8.54	$4,216	1.97%	1.00%	to	2.45%	26.99%	to	28.81%
2008	123	$6.04	to	$6.63	$755	3.95%	1.00%	to	2.45%	-38.79%	to	-38.69%
2007	1		$9.95		$5	(c)	1.45%	to	1.65%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
ING GET U.S. Core Portfolio - Series 5
2009	237	$10.17	to	$10.66	$2,455	3.44%	1.55%	to	2.40%	-0.78%	to	0.09%
2008	295	$10.25	to	$10.65	$3,070	1.51%	1.55%	to	2.40%	-9.53%	to	-8.82%
2007	321	$11.33	to	$11.68	$3,685	1.74%	1.55%	to	2.40%	-0.35%	to	0.52%
2006	339	$11.37	to	$11.62	$3,885	1.71%	1.55%	to	2.40%	8.60%	to	9.52%
2005	477	$10.47	to	$10.61	$5,020	0.90%	1.55%	to	2.40%	0.29%	to	1.14%
ING GET U.S. Core Portfolio - Series 6
2009	114	$9.86	to	$10.43	$1,149	2.21%	1.55%	to	2.60%	-0.90%	to	0.10%
2008	137	$9.95	to	$10.42	$1,384	1.88%	1.55%	to	2.60%	-8.63%	to	-7.62%
2007	145	$10.89	to	$11.28	$1,596	2.37%	1.55%	to	2.60%	0.65%	to	1.71%
2006	171	$10.82	to	$11.09	$1,862	1.94%	1.55%	to	2.60%	7.66%	to	8.83%
2005	402	$10.05	to	$10.19	$4,064	0.34%	1.55%	to	2.60%	0.00%	to	1.09%

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 7
2009	242	$9.88	to	$10.24	$2,427	2.31%	1.75%	to	2.45%	-1.50%	to	-0.78%
2008	263	$10.03	to	$10.32	$2,673	2.01%	1.75%	to	2.45%	-7.30%	to	-6.69%
2007	292	$10.82	to	$11.06	$3,187	2.63%	1.75%	to	2.45%	0.74%	to	1.47%
2006	332	$10.74	to	$10.90	$3,582	1.79%	1.75%	to	2.45%	7.62%	to	8.35%
2005	656	$9.97	to	$10.06	$6,569	(a)	1.75%	to	2.60%		(a)
ING GET U.S. Core Portfolio - Series 8
2009	38	$9.94	to	$10.29	$379	2.11%	1.75%	to	2.45%	-0.60%	to	0.10%
2008	38	$10.00	to	$10.28	$380	2.34%	1.75%	to	2.45%	-8.76%	to	-8.05%
2007	59	$10.96	to	$11.18	$647	2.26%	1.75%	to	2.45%	1.11%	to	1.82%
2006	62	$10.84	to	$11.02	$680	0.69%	1.55%	to	2.45%	7.97%	to	9.00%
2005	293	$10.04	to	$10.11	$2,946	(a)	1.55%	to	2.45%		(a)
ING GET U.S. Core Portfolio - Series 9
2009	23	$9.92	to	$10.34	$230	2.16%	1.55%	to	2.45%	-0.90%	to	0.00%
2008	23	$10.01	to	$10.34	$234	2.06%	1.55%	to	2.45%	-7.49%	to	-6.59%
2007	23	$10.82	to	$11.07	$252	2.84%	1.55%	to	2.45%	1.41%	to	2.31%
2006	36	$10.67	to	$10.82	$381	0.72%	1.55%	to	2.45%	7.45%	to	8.42%
2005	157	$9.93	to	$9.98	$1,557	(a)	1.55%	to	2.45%		(a)
ING GET U.S. Core Portfolio - Series 10
2009	19	$9.86	to	$10.16	$188	4.32%	1.55%	to	2.25%	-3.05%	to	-2.40%
2008	90	$10.17	to	$10.41	$923	2.50%	1.55%	to	2.25%	-6.01%	to	-5.36%
2007	91	$10.82	to	$11.00	$995	1.81%	1.55%	to	2.25%	1.22%	to	1.95%
2006	93	$10.67	to	$10.79	$997	0.48%	1.55%	to	2.45%	7.13%	to	8.12%
2005	283	$9.95	to	$9.98	$2,822	(a)	1.55%	to	2.45%		(a)
ING GET U.S. Core Portfolio - Series 11
2009	23	$10.04	to	$10.34	$230	3.75%	1.55%	to	2.25%	-3.00%	to	-2.27%
2008	24	$10.35	to	$10.58	$250	2.36%	1.55%	to	2.25%	-1.71%	to	-1.03%
2007	24	$10.53	to	$10.69	$258	0.32%	1.55%	to	2.25%	-0.28%	to	0.47%
2006	507	$10.54	to	$10.64	$5,356	(b)	1.55%	to	2.45%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 12
2009	5	$9.94	to	$10.10	$54	3.64%	2.05%	to	2.45%	-3.02%	to	-2.60%
2008	5	$10.25	to	$10.37	$56	1.69%	2.05%	to	2.45%	-8.48%	to	-8.15%
2007	6	$11.20	to	$11.29	$62	0.16%	2.05%	to	2.45%	0.45%	to	0.89%
2006	105	$11.15	to	$11.23	$1,171	(b)	1.55%	to	2.45%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING GET U.S. Core Portfolio - Series 13
2009	64	$9.82	to	$10.00	$632	3.57%	1.95%	to	2.45%	-4.47%	to	-3.94%
2008	69	$10.28	to	$10.41	$711	1.10%	1.95%	to	2.45%	-0.10%	to	0.39%
2007	72	$10.29	to	$10.37	$740	0.85%	1.95%	to	2.45%	2.39%	to	2.88%
2006	950	$10.05	to	$10.08	$9,554	(b)	1.95%	to	2.60%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING GET U.S. Core Portfolio - Series 14
2009	898	$9.85	to	$10.17	$8,915	4.14%	1.55%	to	2.60%	-3.43%	to	-2.40%
2008	943	$10.20	to	$10.42	$9,664	1.80%	1.55%	to	2.60%	0.39%	to	1.46%
2007	1,027	$10.16	to	$10.27	$10,461	(c)	1.55%	to	2.60%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
ING BlackRock Science and Technology
Opportunities Portfolio - Class S
2009	472	$9.63	to	$9.92	$4,605	-	1.00%	to	2.45%	49.07%	to	51.00%
2008	305	$6.46	to	$6.57	$1,982	(d)	1.00%	to	2.45%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING Dow Jones Euro STOXX 50 Index Portfolio -
Class A
2009	5	$9.81	to	$9.82	$53	(e)	1.15%	to	1.65%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Hang Seng Index Portfolio - Class S
2009	129	$12.88	to	$12.99	$1,663	(e)	1.15%	to	2.45%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
ING Index Plus LargeCap Portfolio - Class S
2009	401	$7.93	to	$9.89	$3,685	2.76%	1.00%	to	2.25%	20.18%	to	21.87%
2008	428	$6.52	to	$8.16	$3,275	1.85%	1.00%	to	2.60%	-38.94%	to	-38.01%
2007	443	$11.40	to	$13.23	$5,607	0.81%	1.05%	to	2.60%	2.31%	to	3.61%
2006	329	$11.10	to	$12.81	$4,051	0.89%	1.05%	to	2.45%	11.64%	to	13.13%
2005	305	$9.96	to	$11.38	$3,370	0.76%	1.05%	to	2.45%	3.10%	to	4.05%
ING Index Plus MidCap Portfolio - Class S
2009	579	$8.29	to	$12.79	$6,155	1.33%	1.00%	to	2.45%	28.47%	to	30.16%
2008	590	$6.38	to	$9.83	$4,941	1.15%	1.00%	to	2.60%	-39.26%	to	-38.41%
2007	506	$11.17	to	$15.96	$7,246	0.50%	1.05%	to	2.60%	2.82%	to	4.11%
2006	433	$10.75	to	$15.33	$5,948	0.42%	1.05%	to	2.45%	6.57%	to	8.03%
2005	306	$11.52	to	$14.19	$3,933	0.26%	1.05%	to	2.45%	8.68%	to	9.66%
ING Index Plus SmallCap Portfolio - Class S
2009	506	$7.79	to	$12.52	$5,099	1.39%	1.00%	to	2.45%	21.69%	to	23.31%
2008	529	$6.33	to	$10.16	$4,383	0.65%	1.00%	to	2.60%	-35.28%	to	-34.37%
2007	481	$10.15	to	$15.48	$6,353	0.12%	1.05%	to	2.60%	-8.68%	to	-7.47%
2006	377	$10.99	to	$16.73	$5,395	0.25%	1.05%	to	2.45%	10.84%	to	12.28%
2005	292	$12.27	to	$14.90	$3,809	0.17%	1.05%	to	2.45%	5.29%	to	6.28%
ING International Index Portfolio - Class S
2009	458	$7.50	to	$13.96	$3,838	-	1.00%	to	2.45%	24.54%	to	25.99%
2008	96	$6.02	to	$6.08	$580	(d)	1.15%	to	2.45%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Opportunistic Large Cap Portfolio - Class S
2009	18	$7.39	to	$9.36	$141	2.35%	1.00%	to	1.95%	12.61%	to	13.55%
2008	16	$6.55	to	$8.27	$114	1.49%	1.20%	to	1.95%	-37.04%	to	-36.57%
2007	14	$10.38	to	$13.07	$155	1.28%	1.25%	to	1.95%	0.71%	to	1.42%
2006	14	$10.28	to	$12.91	$158	1.36%	1.25%	to	1.95%	13.52%	to	14.39%
2005	15	$8.98	to	$11.31	$148	1.09%	1.25%	to	1.95%	4.75%	to	5.36%
ING Russell™ Global Large Cap Index 75% Portfolio -
Class S
2009	28	$13.56	to	$13.62	$386	(e)	1.15%	to	1.65%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
ING Russell™ Large Cap Growth Index Portfolio -
Class S
2009	89	$12.60	to	$12.73	$1,128	(e)	1.00%	to	2.45%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
ING Russell™ Large Cap Index Portfolio - Class S
2009	806	$8.04	to	$12.88	$6,941	-	1.05%	to	2.45%	20.54%	to	22.17%
2008	85	$6.67	to	$6.72	$574	(d)	1.15%	to	2.45%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING Russell™ Large Cap Value Index Portfolio -
Class S
2009	114	$12.43	to	$12.54	$1,431	(e)	1.05%	to	2.45%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Russell™ Mid Cap Growth Index Portfolio -
Class S
2009	288	$12.91	to	$13.02	$3,743	(e)	1.15% to 2.45%		(e)
2008	(e)		(e)		(e)	(e)	(e)		(e)
2007	(e)		(e)		(e)	(e)	(e)		(e)
2006	(e)		(e)		(e)	(e)	(e)		(e)
2005	(e)		(e)		(e)	(e)	(e)		(e)
ING Russell™ Mid Cap Index Portfolio - Class S
2009	220	$8.32	to	$8.50	$1,854	-	1.05% to 2.25%	36.62%	to	38.11%
2008	83	$6.09	to	$6.14	$507	(d)	1.15% to 2.45%		(d)
2007	(d)		(d)		(d)	(d)	(d)		(d)
2006	(d)		(d)		(d)	(d)	(d)		(d)
2005	(d)		(d)		(d)	(d)	(d)		(d)
ING Russell™ Small Cap Index Portfolio - Class S
2009	220	$8.55	to	$8.74	$1,908	-	1.05% to 2.45%	23.52%	to	25.04%
2008	120	$6.92	to	$6.99	$834	(d)	1.05% to 2.45%		(d)
2007	(d)		(d)		(d)	(d)	(d)		(d)
2006	(d)		(d)		(d)	(d)	(d)		(d)
2005	(d)		(d)		(d)	(d)	(d)		(d)
ING Small Company Portfolio - Class S
2009	352	$8.66	to	$9.01	$3,101	0.47%	1.00% to 2.45%	24.33%	to	25.90%
2008	168	$6.89	to	$7.16	$1,169	(d)	1.00% to 2.45%		(d)
2007	(d)		(d)		(d)	(d)	(d)		(d)
2006	(d)		(d)		(d)	(d)	(d)		(d)
2005	(d)		(d)		(d)	(d)	(d)		(d)
ING U.S. Bond Index Portfolio - Class S
2009	524	$10.45	to	$10.69	$5,543	2.61%	1.00% to 2.45%	3.16%	to	4.50%
2008	229	$10.13	to	$10.23	$2,336	(d)	1.00% to 2.45%		(d)
2007	(d)		(d)		(d)	(d)	(d)		(d)
2006	(d)		(d)		(d)	(d)	(d)		(d)
2005	(d)		(d)		(d)	(d)	(d)		(d)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING WisdomTreeSM Global High-Yielding Equity
Index Portfolio - Class S
2009	808	$7.65	to	$7.81	$6,261	-	1.15%	to	2.45%	26.87%	to	28.45%
2008	593	$6.00	to	$6.09	$3,600	(d)	1.15%	to	2.45%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING International Value Portfolio - Class S
2009	125	$8.00	to	$8.04	$1,004	1.58%	1.00%	to	1.20%	24.61%	to	24.84%
2008	99	$6.42	to	$6.44	$637	(d)	1.00%	to	1.20%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING MidCap Opportunities Portfolio - Class S
2009	434	$8.87	to	$9.98	$4,043	0.11%	1.00%	to	2.45%	37.73%	to	39.58%
2008	459	$6.43	to	$7.15	$3,061	-	1.00%	to	2.45%	-38.62%	to	-38.50%
2007	5	$10.72	to	$10.83	$56	-	1.25%	to	1.40%	23.79%	to	23.91%
2006	5	$8.66	to	$8.74	$45	-	1.25%	to	1.40%	6.00%	to	6.33%
2005	5	$8.17	to	$8.22	$43	-	1.25%	to	1.40%	8.64%	to	8.73%
ING SmallCap Opportunities Portfolio - Class S
2009	72	$8.58	to	$12.03	$721	-	1.00%	to	2.00%	28.15%	to	29.39%
2008	82	$6.65	to	$9.32	$631	-	1.00%	to	2.00%	-35.93%	to	-35.41%
2007	45	$8.80	to	$14.43	$633	-	1.25%	to	2.00%	7.68%	to	8.41%
2006	41	$8.13	to	$13.31	$534	-	1.25%	to	1.95%	10.13%	to	11.01%
2005	22	$7.34	to	$11.99	$241	-	1.25%	to	1.95%	7.31%
Legg Mason ClearBridge Variable Investors Portfolio
2009	41	$7.58	to	$7.61	$309	1.70%	1.25%	to	1.40%	22.85%	to	22.94%
2008	45	$6.17	to	$6.19	$278	1.14%	1.25%	to	1.40%	-36.59%	to	-36.45%
2007	62	$9.73	to	$9.74	$603	(c)	1.25%	to	1.40%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Legg Mason Global Currents Variable International
All Cap Opportunity Portfolio
2009	9	$13.07	to	$13.36	$118	0.92%	1.25%	to	1.40%	26.77%	to	27.00%
2008	10	$10.31	to	$10.52	$100	2.01%	1.25%	to	1.40%	-44.18%	to	-44.10%
2007	11	$18.47	to	$18.82	$199	0.96%	1.25%	to	1.40%	4.88%	to	4.96%
2006	12	$17.61	to	$17.93	$219	2.02%	1.25%	to	1.40%	24.10%	to	24.34%
2005	15	$14.19	to	$14.42	$209	1.41%	1.25%	to	1.40%	10.17%	to	10.33%
Legg Mason Variable Lifestyle Allocation 50%
2009	83	$15.14	to	$15.44	$1,252	4.56%	1.25%	to	1.40%	30.40%	to	30.63%
2008	107	$11.61	to	$11.82	$1,250	3.53%	1.25%	to	1.40%	-28.33%	to	-28.23%
2007	122	$16.20	to	$16.47	$1,982	3.22%	1.25%	to	1.40%	1.76%	to	1.92%
2006	159	$15.92	to	$16.16	$2,545	2.52%	1.25%	to	1.40%	6.70%	to	6.88%
2005	202	$14.92	to	$15.12	$3,021	2.09%	1.25%	to	1.40%	1.08%	to	1.20%
Legg Mason Variable Lifestyle Allocation 70%
2009	40	$12.95	to	$13.21	$521	3.26%	1.25%	to	1.40%	31.07%	to	31.31%
2008	47	$9.88	to	$10.06	$462	2.28%	1.25%	to	1.40%	-33.74%	to	-33.64%
2007	57	$14.91	to	$15.16	$856	2.62%	1.25%	to	1.40%	2.40%	to	2.57%
2006	67	$14.56	to	$14.78	$974	1.58%	1.25%	to	1.40%	7.30%	to	7.49%
2005	102	$13.57	to	$13.75	$1,381	1.39%	1.25%	to	1.40%	3.27%	to	3.46%
Legg Mason Variable Lifestyle Allocation 85%
2009	21	$12.57	to	$12.82	$261	2.06%	1.25%	to	1.40%	30.67%	to	30.82%
2008	23	$9.62	to	$9.80	$224	1.61%	1.25%	to	1.40%	-38.29%	to	-38.17%
2007	25	$15.59	to	$15.85	$399	1.42%	1.25%	to	1.40%	1.90%	to	2.06%
2006	29	$15.30	to	$15.53	$447	0.82%	1.25%	to	1.40%	7.90%	to	8.07%
2005	48	$14.18	to	$14.37	$677	0.41%	1.25%	to	1.40%	4.57%	to	4.74%
Legg Mason Western Asset Variable High Income
Portfolio
2009	10	$18.41	to	$18.82	$183	12.04%	1.25%	to	1.40%	57.75%	to	57.89%
2008	10	$11.67	to	$11.92	$116	12.33%	1.25%	to	1.40%	-30.99%	to	-30.86%
2007	10	$16.91	to	$17.24	$176	8.14%	1.25%	to	1.40%	-1.11%	to	-0.92%
2006	13	$17.10	to	$17.40	$217	7.65%	1.25%	to	1.40%	9.40%	to	9.57%
2005	14	$15.63	to	$15.88	$215	7.80%	1.25%	to	1.40%	1.23%	to	1.34%

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Legg Mason Western Asset Variable Money Market
Portfolio
2009	7	$13.38	to	$13.69	$92	-	1.25%	to	1.40%	-1.18%	to	-1.01%
2008	8	$13.54	to	$13.83	$105	2.39%	1.25%	to	1.40%	1.12%	to	1.32%
2007	11	$13.39	to	$13.65	$146	4.19%	1.25%	to	1.40%	3.48%	to	3.57%
2006	14	$12.94	to	$13.18	$188	4.73%	1.25%	to	1.40%	3.19%	to	3.37%
2005	12	$12.54	to	$12.75	$145	2.60%	1.25%	to	1.40%	1.37%	to	1.51%
Oppenheimer Main Street Small Cap Fund®/VA -
Service Class
2009	12	$8.24	to	$8.28	$98	1.17%	1.00%	to	1.20%	35.30%	to	35.52%
2008	12	$6.09	to	$6.11	$73	-	1.00%	to	1.20%	-38.65%
2007	5		$9.96		$47	(c)	1.00%				(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
PIMCO Real Return Portfolio - Administrative Class
2009	16	$11.49	to	$11.55	$187	3.04%	1.00%	to	1.20%	16.89%	to	17.14%
2008	14	$9.83	to	$9.86	$142	(d)	1.00%	to	1.20%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
Pioneer Equity Income VCT Portfolio - Class II
2009	198	$7.70	to	$7.74	$1,526	3.21%	1.00%	to	1.20%	12.41%	to	12.83%
2008	187	$6.85	to	$6.86	$1,279	2.71%	1.00%	to	1.20%	-31.19%
2007	5		$9.97		$47	(c)	1.00%				(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
ProFund VP Bull
2009	6	$7.51	to	$9.47	$58	-	1.25%	to	1.85%	21.97%	to	22.69%
2008	8	$6.14	to	$7.73	$57	-	1.25%	to	1.85%	-38.81%	to	-38.38%
2007	9	$10.03	to	$12.59	$108	0.96%	1.25%	to	2.25%	1.24%	to	2.17%
2006	9	$9.86	to	$12.33	$101	0.26%	1.25%	to	2.25%	11.11%	to	12.28%
2005	9	$8.83	to	$11.01	$86	-	1.25%	to	2.25%	0.91%	to	1.46%

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ProFund VP Europe 30
2009	6	$9.09	to	$11.35	$69	3.05%	1.25%	to	1.95%	29.69%	to	30.67%
2008	8	$7.00	to	$8.71	$62	2.01%	1.25%	to	1.95%	-45.10%	to	-44.71%
2007	9	$12.72	to	$15.78	$137	2.23%	1.25%	to	1.95%	12.38%	to	13.17%
2006	10	$11.30	to	$13.98	$132	0.43%	1.05%	to	1.95%	15.18%	to	16.32%
2005	8	$9.78	to	$12.07	$89	-	1.05%	to	1.95%	6.01%	to	6.98%
ProFund VP Rising Rates Opportunity
2009	33	$5.86	to	$6.86	$216	0.50%	1.05%	to	1.95%	29.65%	to	30.87%
2008	36	$4.52	to	$5.28	$181	5.05%	1.05%	to	2.45%	-39.45%	to	-38.57%
2007	50	$7.42	to	$8.69	$413	5.29%	1.05%	to	2.45%	-7.35%	to	-6.21%
2006	56	$7.98	to	$9.30	$495	2.07%	1.05%	to	2.45%	7.67%	to	8.89%
2005	36	$7.39	to	$8.57	$293	-	1.05%	to	2.25%	-9.66%	to	-8.83%

(a)	As investment Division was not available until 2005, this data is not meaningful and is therefore not presented.
(b)	As investment Division was not available until 2006, this data is not meaningful and is therefore not presented.
(c)	As investment Division was not available until 2007, this data is not meaningful and is therefore not presented.
(d)	As investment Division was not available until 2008, this data is not meaningful and is therefore not presented.
(e)	As investment Division was not available until 2009, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets.
The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 5. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2009, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ReliaStar Life Insurance Company of NY Separate Account NY-B available under the Contract for the indicated periods. This information is current through December 31, 2009, including portfolio names. Portfolio name changes after December 31, 2009 are not reflected in this information.

	Separate Account Annual Charges of 1.05%

	2009	2008	2007	2006	2005	2004	2003

FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.53	$18.57	$16.00	$14.51	$12.57	$11.03	$10.00
Value at end of period	$14.12	$10.53	$18.57	$16.00	$14.51	$12.57	$11.03
Number of accumulation units outstanding at end of period	9,160	11,829	13,703	14,467	10,615	10,696	5,194
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$7.84	$13.85	$13.83	$11.65	$11.15	$10.13	$10.00
Value at end of period	$10.08	$7.84	$13.85	$13.83	$11.65	$11.15	$10.13
Number of accumulation units outstanding at end of period	5,911	6,136	6,243	12,728	12,851	13,601	5,826
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.93	$14.60	$14.13	$12.46	$11.95	$11.00	$10.00
Value at end of period	$11.54	$8.93	$14.60	$14.13	$12.46	$11.95	$11.00
Number of accumulation units outstanding at end of period	8,855	8,887	9,060	8,448	9,861	8,407	144
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$9.04	$16.39	$14.82	$13.66	$11.94	$10.79
Value at end of period	$12.40	$9.04	$16.39	$14.82	$13.66	$11.94
Number of accumulation units outstanding at end of period	10,459	10,818	10,920	10,653	11,813	12,165
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.87	$22.61	$19.14	$16.34	$13.66	$11.76
Value at end of period	$18.13	$12.87	$22.61	$19.14	$16.34	$13.66
Number of accumulation units outstanding at end of period	586	671	699	723	844	983
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period		$21.00	$18.22	$15.61
Value at end of period		$11.71	$21.00	$18.22
Number of accumulation units outstanding at end of period		0	64	64
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during August 2005)
Value at beginning of period	$7.68	$13.21	$12.58	$11.03	$11.00
Value at end of period	$10.27	$7.68	$13.21	$12.58	$11.03
Number of accumulation units outstanding at end of period	259	381	406	430	455

Empire Traditions

CFI 1

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.87	$13.06	$12.36	$11.66	$10.92
Value at end of period	$10.14	$7.87	$13.06	$12.36	$11.66
Number of accumulation units outstanding at end of period	1,885	1,886	1,886	1,888	1,889
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.31
Value at end of period	$9.84
Number of accumulation units outstanding at end of period	95
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.86	$17.86	$21.94	$16.11	$13.55
Value at end of period	$14.61	$10.86	$17.86	$21.94	$16.11
Number of accumulation units outstanding at end of period	438	529	613	668	583
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$6.24
Value at end of period	$8.27
Number of accumulation units outstanding at end of period	320
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.27	$13.13	$12.23	$10.85	$9.93	$8.61
Value at end of period	$11.01	$9.27	$13.13	$12.23	$10.85	$9.93
Number of accumulation units outstanding at end of period	3,539	3,475	3,615	3,642	6,400	880
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.95	$12.48	$11.30	$10.82	$10.54
Value at end of period	$12.61	$8.95	$12.48	$11.30	$10.82
Number of accumulation units outstanding at end of period	1,063	1,063	1,063	1,063	1,062
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during December 2006)
Value at beginning of period	$7.79	$11.12	$10.95	$10.94
Value at end of period	$10.17	$7.79	$11.12	$10.95
Number of accumulation units outstanding at end of period	1,238	0	1,690	1,878
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$7.34	$11.92	$11.71
Value at end of period	$9.18	$7.34	$11.92
Number of accumulation units outstanding at end of period	861	2,264	2,470
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$12.41	$21.25	$16.12	$16.27
Value at end of period	$16.88	$12.41	$21.25	$16.12
Number of accumulation units outstanding at end of period	1,529	1,531	243	177
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.16
Value at end of period	$7.88
Number of accumulation units outstanding at end of period	3,183

Empire Traditions

CFI 2

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003

ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$7.47	$12.05	$11.63	$10.28	$9.88	$9.06	$10.00
Value at end of period	$9.09	$7.47	$12.05	$11.63	$10.28	$9.88	$9.06
Number of accumulation units outstanding at end of period	8,407	9,181	13,755	14,665	15,902	17,336	2,261
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.83	$15.96	$15.33	$14.19	$12.94	$11.24	$10.00
Value at end of period	$12.79	$9.83	$15.96	$15.33	$14.19	$12.94	$11.24
Number of accumulation units outstanding at end of period	1,950	3,194	4,643	4,910	5,208	5,699	2,393
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.16	$15.48	$16.73	$14.90	$14.02	$11.64	$10.00
Value at end of period	$12.52	$10.16	$15.48	$16.73	$14.90	$14.02	$11.64
Number of accumulation units outstanding at end of period	218	218	942	1,659	1,840	1,842	1,049
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$9.83	$10.87	$10.40	$10.00
Value at end of period	$10.82	$9.83	$10.87	$10.40
Number of accumulation units outstanding at end of period	2,651	0	1,815	1,945
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.07
Value at end of period	$7.67
Number of accumulation units outstanding at end of period	1,250
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$9.68	$19.17	$16.03	$14.22
Value at end of period	$13.07	$9.68	$19.17	$16.03
Number of accumulation units outstanding at end of period	2,096	2,098	2,549	406
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$12.22	$25.34	$18.49	$16.05
Value at end of period	$20.74	$12.22	$25.34	$18.49
Number of accumulation units outstanding at end of period	610	1,606	1,896	2,026
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.71	$17.67	$17.45	$15.14	$14.10	$11.82	$10.00
Value at end of period	$14.56	$11.71	$17.67	$17.45	$15.14	$14.10	$11.82
Number of accumulation units outstanding at end of period	1,823	1,121	1,834	1,980	2,059	1,643	1,642
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.39	$14.99	$15.41	$13.35	$13.01	$10.44	$10.00
Value at end of period	$13.09	$10.39	$14.99	$15.41	$13.35	$13.01	$10.44
Number of accumulation units outstanding at end of period	793	960	1,170	2,451	2,307	1,799	185
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.18	$13.63	$14.04	$12.90	$11.63
Value at end of period	$10.69	$8.18	$13.63	$14.04	$12.90
Number of accumulation units outstanding at end of period	574	575	575	575	575

Empire Traditions

CFI 3

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003

ING LIQUID ASSETS PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$18.35	$18.10	$17.43	$16.99
Value at end of period	$18.22	$18.35	$18.10	$17.43
Number of accumulation units outstanding at end of period	73,578	58,287	717	102
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$9.10	$18.22	$15.27	$12.45	$11.23
Value at end of period	$12.40	$9.10	$18.22	$15.27	$12.45
Number of accumulation units outstanding at end of period	1,019	1,219	1,819	2,008	1,435
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$22.43	$29.19	$28.36	$25.61	$25.15	$22.87	$10.00
Value at end of period	$26.16	$22.43	$29.19	$28.36	$25.61	$25.15	$22.87
Number of accumulation units outstanding at end of period	4,086	3,722	5,912	5,626	5,933	5,121	1,397
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS)
(Fund first available during May 2003)
Value at beginning of period	$8.75	$14.82	$14.05	$12.03	$10.06
Value at end of period	$12.08	$8.75	$14.82	$14.05	$12.03
Number of accumulation units outstanding at end of period	2,192	3,548	3,746	3,925	4,136
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Fund first available during May 2003)
Value at beginning of period	$10.00	$16.97	$16.13	$13.86	$12.37	$10.87	$10.00
Value at end of period	$13.79	$10.00	$16.97	$16.13	$13.86	$12.37	$10.87
Number of accumulation units outstanding at end of period	104	811	812	813	202	3,726	1,123
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.42	$12.29	$12.07	$11.20	$10.85	$10.00
Value at end of period	$13.92	$9.42	$12.29	$12.07	$11.20	$10.85
Number of accumulation units outstanding at end of period	2,074	2,074	5,386	6,722	6,615	6,112
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$16.38	$15.88	$14.73	$14.27	$14.07	$13.56	$10.00
Value at end of period	$18.54	$16.38	$15.88	$14.73	$14.27	$14.07	$13.56
Number of accumulation units outstanding at end of period	7,844	6,600	8,528	8,574	8,560	8,679	2,680
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.22
Value at end of period	$9.38
Number of accumulation units outstanding at end of period	1,021
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.50
Value at end of period	$9.64
Number of accumulation units outstanding at end of period	23,734
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.87
Number of accumulation units outstanding at end of period	2,277

Empire Traditions

CFI 4

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003

ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.85
Value at end of period	$12.72
Number of accumulation units outstanding at end of period	3,157
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$6.99
Value at end of period	$8.22
Number of accumulation units outstanding at end of period	1,637
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.65
Value at end of period	$12.54
Number of accumulation units outstanding at end of period	965
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.32
Value at end of period	$8.50
Number of accumulation units outstanding at end of period	80
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.99	$10.06
Value at end of period	$8.74	$6.99
Number of accumulation units outstanding at end of period	3,530	3,531
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.27	$12.92	$12.51	$11.03	$10.79
Value at end of period	$12.22	$9.27	$12.92	$12.51	$11.03
Number of accumulation units outstanding at end of period	1,548	1,473	414	438	463
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period		$13.86	$13.59	$11.53	$11.02
Value at end of period		$8.82	$13.86	$13.59	$11.53
Number of accumulation units outstanding at end of period		0	486	486	540
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.51	$12.78	$11.21	$9.79
Value at end of period	$9.80	$7.51	$12.78	$11.21
Number of accumulation units outstanding at end of period	821	1,869	1,870	1,871
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.23	$10.00
Value at end of period	$10.68	$10.23
Number of accumulation units outstanding at end of period	663	62
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.10	$13.65	$13.66	$12.08	$11.17
Value at end of period	$10.55	$8.10	$13.65	$13.66	$12.08
Number of accumulation units outstanding at end of period	598	598	598	598	598

Empire Traditions

CFI 5

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003

ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$8.80	$14.00	$14.47	$12.62	$12.33	$10.67	$10.00
Value at end of period	$11.19	$8.80	$14.00	$14.47	$12.62	$12.33	$10.67
Number of accumulation units outstanding at end of period	7,165	6,489	6,843	6,890	7,029	6,994	5,965
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$8.81
Value at end of period	$10.68
Number of accumulation units outstanding at end of period	567
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$4.73	$7.70	$8.21	$7.54	$8.27	$8.75
Value at end of period	$6.19	$4.73	$7.70	$8.21	$7.54	$8.27
Number of accumulation units outstanding at end of period	679	687	3,057	3,231	528	528

	Separate Account Annual Charges of 1.25%

	2009	2008	2007	2006	2005	2004	2003

AIM V.I. LEISURE FUND
(Fund first available during May 2003)
Value at beginning of period	$7.95	$14.13	$14.43	$11.73	$11.24
Value at end of period	$10.42	$7.95	$14.13	$14.43	$11.73
Number of accumulation units outstanding at end of period	781	786	953	4,406	4,579
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.00	$10.15
Value at end of period	$9.55	$8.00
Number of accumulation units outstanding at end of period	364,799	131,313
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$9.15	$12.90	$13.41	$11.38	$10.43
Value at end of period	$11.30	$9.15	$12.90	$13.41	$11.38
Number of accumulation units outstanding at end of period	19,452	19,699	22,502	22,535	14,990
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.37	$18.33	$15.82	$14.38	$12.48	$10.98	$10.00
Value at end of period	$13.88	$10.37	$18.33	$15.82	$14.38	$12.48	$10.98
Number of accumulation units outstanding at end of period	421,991	452,705	336,347	249,402	90,276	17,580	4,395
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$7.72	$13.67	$13.67	$11.55	$11.07	$10.08	$10.00
Value at end of period	$9.90	$7.72	$13.67	$13.67	$11.55	$11.07	$10.08
Number of accumulation units outstanding at end of period	97,079	105,147	102,129	64,510	33,603	16,686	3,715

Empire Traditions

CFI 6

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003

ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.20	$10.06
Value at end of period	$8.77	$7.20
Number of accumulation units outstanding at end of period	274,315	11,165
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$8.86	$10.02
Value at end of period	$9.81	$8.86
Number of accumulation units outstanding at end of period	233,159	346,094
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.84	$14.48	$14.03	$12.40	$11.92	$11.00	$10.00
Value at end of period	$11.39	$8.84	$14.48	$14.03	$12.40	$11.92	$11.00
Number of accumulation units outstanding at end of period	603,138	562,553	458,954	308,746	152,976	13,726	785
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.94	$16.25	$14.72	$13.60	$11.91	$10.78	$10.00
Value at end of period	$12.25	$8.94	$16.25	$14.72	$13.60	$11.91	$10.78
Number of accumulation units outstanding at end of period	987,116	973,551	651,428	417,782	154,103	25,130	788
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.73	$22.41	$19.01	$16.26	$13.62	$11.62	$10.00
Value at end of period	$17.90	$12.73	$22.41	$19.01	$16.26	$13.62	$11.62
Number of accumulation units outstanding at end of period	289,246	273,601	249,916	137,611	72,215	12,995	753
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$9.19
Value at end of period	$14.06
Number of accumulation units outstanding at end of period	26,297
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.56	$20.76	$18.05	$14.15	$12.42	$11.24
Value at end of period	$13.72	$11.56	$20.76	$18.05	$14.15	$12.42
Number of accumulation units outstanding at end of period	243,869	242,282	159,323	75,016	38,017	11,132
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.62	$13.14	$12.54	$11.02	$10.32
Value at end of period	$10.18	$7.62	$13.14	$12.54	$11.02
Number of accumulation units outstanding at end of period	299,657	242,331	185,077	122,778	22,953
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.08
Value at end of period	$10.60
Number of accumulation units outstanding at end of period	122,797
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.81	$12.99	$12.32	$11.65	$10.91
Value at end of period	$10.05	$7.81	$12.99	$12.32	$11.65
Number of accumulation units outstanding at end of period	107,683	88,482	30,020	10,061	1,111

Empire Traditions

CFI 7

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003

ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.46	$13.25	$12.86	$11.20	$10.59
Value at end of period	$9.43	$8.46	$13.25	$12.86	$11.20
Number of accumulation units outstanding at end of period	18,607	18,271	19,515	7,436	1,112
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.51	$9.99
Value at end of period	$9.81	$6.51
Number of accumulation units outstanding at end of period	85,756	49,136
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$7.24	$12.48	$13.64	$10.33
Value at end of period	$9.54	$7.24	$12.48	$13.64
Number of accumulation units outstanding at end of period	108,722	88,338	52,029	13,686
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.76	$17.72	$21.82	$16.05	$13.92	$11.73
Value at end of period	$14.44	$10.76	$17.72	$21.82	$16.05	$13.92
Number of accumulation units outstanding at end of period	114,888	120,927	130,135	46,576	29,167	7,477
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$6.66	$10.23	$10.06	$10.22
Value at end of period	$8.20	$6.66	$10.23	$10.06
Number of accumulation units outstanding at end of period	107,163	105,155	65,748	22,521
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$6.88	$11.46	$11.15	$10.16
Value at end of period	$8.94	$6.88	$11.46	$11.15
Number of accumulation units outstanding at end of period	250,804	198,967	122,556	39,777
ING DOW JONES EURO STOXX 50 INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.76
Value at end of period	$9.81
Number of accumulation units outstanding at end of period	56
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.18	$13.04	$12.16	$10.81	$9.92	$9.10
Value at end of period	$10.89	$9.18	$13.04	$12.16	$10.81	$9.92
Number of accumulation units outstanding at end of period	121,233	154,642	149,840	140,305	58,095	1,602
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.86	$12.39	$11.24	$10.78	$10.02
Value at end of period	$12.47	$8.86	$12.39	$11.24	$10.78
Number of accumulation units outstanding at end of period	37,460	7,131	6,592	1,027	1,028
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.03	$15.03	$13.29	$12.03	$10.25
Value at end of period	$12.41	$9.03	$15.03	$13.29	$12.03
Number of accumulation units outstanding at end of period	143,814	131,940	86,660	45,962	23,794

Empire Traditions

CFI 8

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003

ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$5.59	$9.95	$9.70
Value at end of period	$6.73	$5.59	$9.95
Number of accumulation units outstanding at end of period	13,817	21,430	7,217
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$7.74	$11.09	$10.94	$10.01
Value at end of period	$10.10	$7.74	$11.09	$10.94
Number of accumulation units outstanding at end of period	307,588	290,278	202,528	42,579
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.31	$11.90	$12.54
Value at end of period	$9.14	$7.31	$11.90
Number of accumulation units outstanding at end of period	184,843	195,495	136,081
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$6.11	$9.62	$10.19
Value at end of period	$7.86	$6.11	$9.62
Number of accumulation units outstanding at end of period	196,242	193,793	63,615
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.31	$21.14	$16.06	$13.40	$9.68
Value at end of period	$16.72	$12.31	$21.14	$16.06	$13.40
Number of accumulation units outstanding at end of period	174,275	142,019	78,152	54,746	24,945
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.11	$9.39
Value at end of period	$7.85	$6.11
Number of accumulation units outstanding at end of period	153,189	23,803
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.99
Value at end of period	$12.98
Number of accumulation units outstanding at end of period	23,083
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$7.35	$11.90	$11.50	$10.19	$9.81	$9.01	$10.00
Value at end of period	$8.93	$7.35	$11.90	$11.50	$10.19	$9.81	$9.01
Number of accumulation units outstanding at end of period	68,833	69,344	128,669	62,669	29,599	15,049	491
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.69	$15.75	$15.16	$14.06	$12.85	$11.18	$10.00
Value at end of period	$12.58	$9.69	$15.75	$15.16	$14.06	$12.85	$11.18
Number of accumulation units outstanding at end of period	95,086	99,125	100,531	64,209	43,839	9,843	4,155
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.01	$15.28	$16.55	$14.77	$13.93	$11.58	$10.00
Value at end of period	$12.31	$10.01	$15.28	$16.55	$14.77	$13.93	$11.58
Number of accumulation units outstanding at end of period	57,348	58,407	61,324	38,457	37,399	10,443	2,811

Empire Traditions

CFI 9

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003

ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.76	$10.81	$10.36	$10.11	$10.06
Value at end of period	$10.72	$9.76	$10.81	$10.36	$10.11
Number of accumulation units outstanding at end of period	270,028	176,738	406,528	191,871	60,873
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.07	$9.32
Value at end of period	$7.64	$6.07
Number of accumulation units outstanding at end of period	237,199	73,108
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.59	$19.03	$15.94	$13.12	$11.36
Value at end of period	$12.92	$9.59	$19.03	$15.94	$13.12
Number of accumulation units outstanding at end of period	254,383	252,271	61,221	10,838	2,946
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.13	$25.20	$18.43	$13.74	$10.86
Value at end of period	$20.54	$12.13	$25.20	$18.43	$13.74
Number of accumulation units outstanding at end of period	256,131	234,750	167,219	78,420	23,627
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.55	$17.47	$17.29	$15.02	$14.02	$11.78	$10.00
Value at end of period	$14.33	$11.55	$17.47	$17.29	$15.02	$14.02	$11.78
Number of accumulation units outstanding at end of period	53,374	39,177	12,624	19,297	20,685	8,711	205
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.25	$14.82	$15.26	$13.25	$12.94	$10.41	$10.00
Value at end of period	$12.89	$10.25	$14.82	$15.26	$13.25	$12.94	$10.41
Number of accumulation units outstanding at end of period	76,273	85,644	133,155	96,791	47,104	3,327	361
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.09	$13.51	$13.95	$12.84	$11.69	$10.83
Value at end of period	$10.55	$8.09	$13.51	$13.95	$12.84	$11.69
Number of accumulation units outstanding at end of period	20,747	21,404	21,774	11,763	7,481	3,006
ING LIQUID ASSETS PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$17.65	$17.45	$16.83	$16.29	$16.09	$16.10	$16.18
Value at end of period	$17.48	$17.65	$17.45	$16.83	$16.29	$16.04	$16.10
Number of accumulation units outstanding at end of period	295,619	320,053	149,052	72,810	22,134	13,566	7,332
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$9.40	$15.01	$14.60	$12.57	$12.22
Value at end of period	$11.03	$9.40	$15.01	$14.60	$12.57
Number of accumulation units outstanding at end of period	4,402	4,457	4,506	4,275	47
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.31	$14.10	$12.51	$12.07	$11.22	$10.11
Value at end of period	$10.59	$8.31	$14.10	$12.51	$12.07	$11.22
Number of accumulation units outstanding at end of period	96,990	123,543	93,928	70,893	48,767	29,775

Empire Traditions

CFI 10

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.04	$18.13	$15.22	$12.43	$10.14
Value at end of period	$12.28	$9.04	$18.13	$15.22	$12.43
Number of accumulation units outstanding at end of period	141,709	173,267	58,960	33,860	25,653
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$21.79	$28.42	$27.67	$25.03	$24.63	$22.45	$10.00
Value at end of period	$25.37	$21.79	$28.42	$27.67	$25.03	$24.63	$22.45
Number of accumulation units outstanding at end of period	103,904	73,726	69,490	52,936	60,932	28,054	151
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.40	$18.54	$14.74	$11.41	$10.35
Value at end of period	$14.95	$11.40	$18.54	$14.74	$11.41
Number of accumulation units outstanding at end of period	191,297	181,270	142,734	87,799	22,879
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.48	$10.06
Value at end of period	$9.03	$6.48
Number of accumulation units outstanding at end of period	57,257	78,699
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS)
(Fund first available during May 2003)
Value at beginning of period	$8.68	$14.73	$14.00	$12.02	$10.06
Value at end of period	$11.97	$8.68	$14.73	$14.00	$12.02
Number of accumulation units outstanding at end of period	1,864	1,960	2,112	2,166	2,287
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Fund first available during May 2003)
Value at beginning of period	$9.86	$16.78	$15.98	$13.76	$12.30	$11.14
Value at end of period	$13.57	$9.86	$16.78	$15.98	$13.76	$12.30
Number of accumulation units outstanding at end of period	148,540	160,981	156,178	96,821	24,471	4
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$6.80	$10.72	$10.57	$9.24	$8.77	$8.15
Value at end of period	$7.71	$6.80	$10.72	$10.57	$9.24	$8.77
Number of accumulation units outstanding at end of period	240	240	241	241	241	242
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.33	$12.20	$12.01	$11.16	$10.83	$10.00
Value at end of period	$13.76	$9.33	$12.20	$12.01	$11.16	$10.83
Number of accumulation units outstanding at end of period	92,830	100,970	106,687	54,172	34,470	8,911
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.91	$15.46	$14.37	$13.95	$13.78	$13.31	$10.00
Value at end of period	$17.98	$15.91	$15.46	$14.37	$13.95	$13.78	$13.31
Number of accumulation units outstanding at end of period	571,278	297,314	132,526	166,024	115,288	0	1,996
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.48	$13.15	$12.67	$10.99	$10.44
Value at end of period	$10.39	$8.48	$13.15	$12.67	$10.99
Number of accumulation units outstanding at end of period	2,806	3,793	3,666	1,462	2,028

Empire Traditions

CFI 11

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003

ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.33	$12.61	$12.10	$10.91	$10.36
Value at end of period	$10.29	$8.33	$12.61	$12.10	$10.91
Number of accumulation units outstanding at end of period	189,692	214,684	111,584	88,856	40,622
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.25
Value at end of period	$8.32
Number of accumulation units outstanding at end of period	45,871
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.22
Value at end of period	$9.38
Number of accumulation units outstanding at end of period	2,823,821
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.50
Value at end of period	$9.63
Number of accumulation units outstanding at end of period	2,183,005
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.86
Number of accumulation units outstanding at end of period	822,942
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.25
Value at end of period	$12.70
Number of accumulation units outstanding at end of period	28,779
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.72	$10.05
Value at end of period	$8.19	$6.72
Number of accumulation units outstanding at end of period	180,071	46,481
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.65
Value at end of period	$12.53
Number of accumulation units outstanding at end of period	43,264
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.34
Value at end of period	$13.01
Number of accumulation units outstanding at end of period	52,320
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.14	$9.85
Value at end of period	$8.47	$6.14
Number of accumulation units outstanding at end of period	106,352	18,433
Empire Traditions

CFI 12

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003

ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.98	$9.77
Value at end of period	$8.71	$6.98
Number of accumulation units outstanding at end of period	56,688	18,746
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.32	$14.43	$13.31	$11.99	$10.71
Value at end of period	$12.03	$9.32	$14.43	$13.31	$11.99
Number of accumulation units outstanding at end of period	8,638	8,649	13,101	11,879	2,080
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.16	$10.68
Value at end of period	$8.99	$7.16
Number of accumulation units outstanding at end of period	23,571	4,432
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.20	$12.85	$12.47	$11.01	$10.22
Value at end of period	$12.10	$9.20	$12.85	$12.47	$11.01
Number of accumulation units outstanding at end of period	953,667	882,397	636,499	284,773	47,372
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.73	$13.76	$13.52	$11.49	$11.20	$9.75
Value at end of period	$10.78	$8.73	$13.76	$13.52	$11.49	$11.20
Number of accumulation units outstanding at end of period	167,344	169,512	198,755	154,789	60,200	10,114
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$5.80	$10.18	$10.29
Value at end of period	$8.16	$5.80	$10.18
Number of accumulation units outstanding at end of period	53,007	29,692	5,957
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.47	$12.74	$11.20	$9.81
Value at end of period	$9.73	$7.47	$12.74	$11.20
Number of accumulation units outstanding at end of period	143,272	146,340	55,030	8,763
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$8.35	$14.01	$13.86	$11.51	$10.30
Value at end of period	$10.91	$8.35	$14.01	$13.86	$11.51
Number of accumulation units outstanding at end of period	134,065	132,520	205,144	113,249	10,137
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.21	$10.02
Value at end of period	$10.64	$10.21
Number of accumulation units outstanding at end of period	66,818	23,801
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.02	$13.54	$13.59	$12.04	$11.02
Value at end of period	$10.43	$8.02	$13.54	$13.59	$12.04
Number of accumulation units outstanding at end of period	11,782	15,641	16,042	11,441	5,179

Empire Traditions

CFI 13

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003

ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$8.68	$13.84	$14.34	$12.53	$12.26	$10.92
Value at end of period	$11.02	$8.68	$13.84	$14.34	$12.53	$12.26
Number of accumulation units outstanding at end of period	72,267	74,744	83,594	60,885	49,014	2,107
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.29	$12.31	$12.07	$10.87	$10.34
Value at end of period	$11.23	$9.29	$12.31	$12.07	$10.87
Number of accumulation units outstanding at end of period	38,727	36,970	25,986	12,238	11,146
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.76	$13.84	$12.77	$10.66	$10.06
Value at end of period	$12.43	$9.76	$13.84	$12.77	$10.66
Number of accumulation units outstanding at end of period	52,710	30,191	101,207	34,845	862
ING VAN KAMPEN GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.73
Value at end of period	$12.36
Number of accumulation units outstanding at end of period	1,192
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.64	$12.91	$12.74	$11.13	$10.37
Value at end of period	$10.58	$8.64	$12.91	$12.74	$11.13
Number of accumulation units outstanding at end of period	64,673	48,457	39,535	27,817	17,656
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$7.25	$10.92	$11.48	$10.94
Value at end of period	$9.31	$7.25	$10.92	$11.48
Number of accumulation units outstanding at end of period	23,707	11,469	12,700	10,845
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$6.09	$9.95
Value at end of period	$7.81	$6.09
Number of accumulation units outstanding at end of period	199,497	177,688
PROFUND VP BULL
(Fund first available during May 2003)
Value at beginning of period	$6.39	$10.37	$10.15	$9.04	$8.91	$8.33
Value at end of period	$7.84	$6.39	$10.37	$10.15	$9.04	$8.91
Number of accumulation units outstanding at end of period	416	700	1,236	964	1,602	1,119
PROFUND VP EUROPE 30
(Fund first available during May 2003)
Value at beginning of period	$7.27	$13.15	$11.62	$10.02	$9.23	$9.13
Value at end of period	$9.50	$7.27	$13.15	$11.62	$10.02	$9.38
Number of accumulation units outstanding at end of period	928	1,194	1,566	1,643	473	619
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$4.68	$7.64	$8.16	$7.50	$8.25	$9.05
Value at end of period	$6.11	$4.68	$7.64	$8.16	$7.50	$8.25
Number of accumulation units outstanding at end of period	6,935	7,424	7,772	7,652	2,733	1,394

Empire Traditions

CFI 14

	Condensed Financial Information (continued)

	Separate Account Annual Charges of 1.40%

	2009	2008	2007	2006	2005	2004	2003

BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2009)
Value at beginning of period	$7.85
Value at end of period	$9.53
Number of accumulation units outstanding at end of period	1,227
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.26	$18.15	$15.69	$14.28	$12.42	$11.21
Value at end of period	$13.70	$10.26	$18.15	$15.69	$14.28	$12.42
Number of accumulation units outstanding at end of period	7	1,600	2,097	1,786	11,110	1,231
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$9.52
Value at end of period	$9.78
Number of accumulation units outstanding at end of period	210
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.76	$14.38	$13.96	$12.35	$11.90
Value at end of period	$11.28	$8.76	$14.38	$13.96	$12.35
Number of accumulation units outstanding at end of period	14,362	15,519	14,906	16,239	34,440
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.87	$16.14	$14.65	$13.55	$11.89	$10.77	$10.00
Value at end of period	$12.13	$8.87	$16.14	$14.65	$13.55	$11.89	$10.77
Number of accumulation units outstanding at end of period	63	9	204	10,146	22,148	5,860	571
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.63	$22.26	$18.91	$16.21	$13.59	$11.62	$10.00
Value at end of period	$17.73	$12.63	$22.26	$18.91	$16.21	$13.59	$11.62
Number of accumulation units outstanding at end of period	13	13	19	6,544	14,672	6,356	441
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$7.21	$12.45	$14.43
Value at end of period	$9.49	$7.21	$12.45
Number of accumulation units outstanding at end of period	62	63	64
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.81
Value at end of period	$8.89
Number of accumulation units outstanding at end of period	1,162
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$7.21
Value at end of period	$10.04
Number of accumulation units outstanding at end of period	258

Empire Traditions

CFI 15

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003

ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.03
Value at end of period	$7.83
Number of accumulation units outstanding at end of period	1,291
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$7.27	$11.78	$11.40
Value at end of period	$8.82	$7.27	$11.78
Number of accumulation units outstanding at end of period	118	118	400
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$9.90	$15.13	$16.41
Value at end of period	$12.15	$7.90	$15.13
Number of accumulation units outstanding at end of period	92	490	567
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.02
Value at end of period	$7.62
Number of accumulation units outstanding at end of period	285
ING JANUS CONTRARIAN PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$9.52	$18.92	$16.57
Value at end of period	$12.81	$9.52	$18.92
Number of accumulation units outstanding at end of period	23	24	2,066
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$12.06	$25.10	$18.38
Value at end of period	$20.40	$12.06	$25.10
Number of accumulation units outstanding at end of period	14	986	1,889
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.44	$17.32	$17.17	$14.94	$13.97	$11.75	$10.00
Value at end of period	$14.17	$11.44	$17.32	$17.17	$14.94	$13.97	$11.75
Number of accumulation units outstanding at end of period	90	90	90	90	182	91	91
ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$17.12	$16.95	$16.88
Value at end of period	$16.94	$17.12	$16.95
Number of accumulation units outstanding at end of period	16,817	20,124	393
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$8.99	$18.05	$15.18	$12.42	$11.22
Value at end of period	$12.19	$8.99	$18.05	$15.18	$12.42
Number of accumulation units outstanding at end of period	231	231	2,188	2,925	26,238
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$23.32
Value at end of period	$24.79
Number of accumulation units outstanding at end of period	191
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.34	$18.46	$18.38
Value at end of period	$14.85	$11.34	$18.46
Number of accumulation units outstanding at end of period	10	11	11

Empire Traditions		CFI 16

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003

ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$15.57	$15.54
Value at end of period	$17.57	$15.57
Number of accumulation units outstanding at end of period	399	3,439
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$8.13
Value at end of period	$10.22
Number of accumulation units outstanding at end of period	62
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$6.32
Value at end of period	$8.45
Number of accumulation units outstanding at end of period	79
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$9.55
Value at end of period	$12.02
Number of accumulation units outstanding at end of period	1,039
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$8.24
Value at end of period	$10.69
Number of accumulation units outstanding at end of period	61
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$10.22
Value at end of period	$10.62
Number of accumulation units outstanding at end of period	615
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$9.31
Value at end of period	$12.34
Number of accumulation units outstanding at end of period	81
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.08	$10.06
Value at end of period	$7.79	$6.08
Number of accumulation units outstanding at end of period	0	84

Empire Traditions

CFI 17

	Condensed Financial Information (continued)

	Separate Account Annual Charges of 1.45%

	2009	2008	2007	2006	2005	2004

AIM V.I. LEISURE FUND
(Fund first available during May 2003)
Value at beginning of period	$7.78	$13.86	$14.18	$11.55	$11.04
Value at end of period	$10.18	$7.78	$13.86	$14.18	$11.55
Number of accumulation units outstanding at end of period	147	148	149	766	772
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.99	$10.16
Value at end of period	$9.52	$7.99
Number of accumulation units outstanding at end of period	185,825	101,667
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$9.08	$12.83	$13.36	$11.36	$10.73
Value at end of period	$11.19	$9.08	$12.83	$13.36	$11.36
Number of accumulation units outstanding at end of period	23,272	24,220	25,078	25,963	14,166
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.31	$16.49	$14.26	$12.99	$11.30	$11.14
Value at end of period	$12.43	$9.31	$16.49	$14.26	$12.99	$11.30
Number of accumulation units outstanding at end of period	424,963	438,608	216,995	136,022	35,137	1,345
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$7.55	$13.39	$13.42	$11.35	$10.91	$9.83
Value at end of period	$9.66	$7.55	$13.39	$13.42	$11.35	$10.91
Number of accumulation units outstanding at end of period	89,699	97,342	110,859	73,025	20,862	264
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.19	$10.16
Value at end of period	$8.74	$7.19
Number of accumulation units outstanding at end of period	153,384	67,518
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$8.84	$9.91
Value at end of period	$9.77	$8.84
Number of accumulation units outstanding at end of period	219,928	131,457
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.01	$13.14	$12.76	$11.30	$10.89	$10.21
Value at end of period	$10.30	$8.01	$13.14	$12.76	$11.30	$10.89
Number of accumulation units outstanding at end of period	760,314	689,190	502,005	370,765	142,343	2,440
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.38	$15.26	$13.86	$12.83	$11.26	$10.41
Value at end of period	$11.46	$8.38	$15.26	$13.86	$12.83	$11.26
Number of accumulation units outstanding at end of period	1,020,815	994,914	685,178	478,920	125,911	224

Empire Traditions

CFI 18

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$10.67	$18.82	$16.00	$13.71	$11.51	$10.55
Value at end of period	$14.97	$10.67	$18.82	$16.00	$13.71	$11.51
Number of accumulation units outstanding at end of period	527,477	447,504	288,858	202,623	74,022	16
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.38
Value at end of period	$14.03
Number of accumulation units outstanding at end of period	12,305
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.04	$19.87	$17.32	$13.60	$12.35
Value at end of period	$13.08	$11.04	$19.87	$17.32	$13.60
Number of accumulation units outstanding at end of period	299,210	307,199	206,533	133,411	35,544
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.56	$13.07	$12.50	$11.00	$10.50
Value at end of period	$10.08	$7.56	$13.07	$12.50	$11.00
Number of accumulation units outstanding at end of period	284,428	238,972	163,994	96,579	20,800
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.00
Value at end of period	$10.58
Number of accumulation units outstanding at end of period	50,010
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.76	$12.91	$12.28	$11.63	$10.73
Value at end of period	$9.95	$7.76	$12.91	$12.28	$11.63
Number of accumulation units outstanding at end of period	73,468	51,777	19,472	14,068	9,551
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.40	$13.18	$12.82	$11.18	$10.67
Value at end of period	$9.34	$8.40	$13.18	$12.82	$11.18
Number of accumulation units outstanding at end of period	13,237	12,707	13,709	11,863	5,202
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.50	$9.99
Value at end of period	$9.78	$6.50
Number of accumulation units outstanding at end of period	107,712	85,040
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$7.20	$12.44	$13.62	$11.12
Value at end of period	$9.47	$7.20	$12.44	$13.62
Number of accumulation units outstanding at end of period	76,459	65,350	42,985	7,839
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.10	$15.02	$18.53	$13.66	$11.29
Value at end of period	$12.19	$9.10	$15.02	$18.53	$13.66
Number of accumulation units outstanding at end of period	68,152	76,435	87,466	72,278	28,640

Empire Traditions

CFI 19

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$6.63	$10.20	$10.05	$9.81
Value at end of period	$8.14	$6.63	$10.20	$10.05
Number of accumulation units outstanding at end of period	101,684	90,622	47,062	18,899
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$6.84	$11.42	$11.12	$9.88
Value at end of period	$8.87	$6.84	$11.42	$11.12
Number of accumulation units outstanding at end of period	272,723	257,659	200,129	114,294
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.92	$14.12	$13.20	$11.76	$10.80	$10.68
Value at end of period	$11.74	$9.92	$14.12	$13.20	$11.76	$10.80
Number of accumulation units outstanding at end of period	115,638	110,626	38,166	22,788	10,895	1,405
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.45	$13.23	$12.02	$11.56	$10.17
Value at end of period	$13.26	$9.45	$13.23	$12.02	$11.56
Number of accumulation units outstanding at end of period	42,350	9,266	2,541	1,666	2,084
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.96	$14.95	$13.25	$12.01	$10.66
Value at end of period	$12.30	$8.96	$14.95	$13.25	$12.01
Number of accumulation units outstanding at end of period	149,935	128,285	104,376	53,451	15,156
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$5.58	$9.94	$10.53
Value at end of period	$6.70	$5.58	$9.94
Number of accumulation units outstanding at end of period	64,999	62,523	16,629
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$7.70	$11.05	$10.92	$9.94
Value at end of period	$10.02	$7.70	$11.05	$10.92
Number of accumulation units outstanding at end of period	183,595	191,170	109,295	58,794
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.29	$11.88	$12.42
Value at end of period	$9.09	$7.29	$11.88
Number of accumulation units outstanding at end of period	88,290	89,133	55,250
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.09	$9.60	$10.10
Value at end of period	$7.82	$6.09	$9.60
Number of accumulation units outstanding at end of period	447,305	425,218	284,068
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.22	$21.02	$16.01	$13.38	$11.07
Value at end of period	$16.56	$12.22	$21.02	$16.01	$13.38
Number of accumulation units outstanding at end of period	185,729	180,127	117,097	69,609	6,864

Empire Traditions

CFI 20

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$6.10	$9.95	$9.83
Value at end of period	$7.82	$6.10	$9.95
Number of accumulation units outstanding at end of period	111,076	24,504	117
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.44
Value at end of period	$12.96
Number of accumulation units outstanding at end of period	11,901
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$8.16	$13.23	$12.81	$11.38	$10.98	$10.94
Value at end of period	$9.89	$8.16	$13.23	$12.81	$11.38	$10.98
Number of accumulation units outstanding at end of period	111,442	130,727	120,196	56,998	48,122	1,371
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$8.54	$13.91	$13.41	$12.47	$11.42	$10.21
Value at end of period	$11.06	$8.54	$13.91	$13.41	$12.47	$11.42
Number of accumulation units outstanding at end of period	137,088	145,962	144,001	117,795	49,449	3,081
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$8.36	$12.79	$13.88	$12.41	$11.73	$10.32
Value at end of period	$10.26	$8.36	$12.79	$13.88	$12.41	$11.73
Number of accumulation units outstanding at end of period	132,274	139,820	138,114	85,488	47,961	2,843
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.68	$10.76	$10.33	$10.10	$10.08
Value at end of period	$10.62	$9.68	$10.76	$10.33	$10.10
Number of accumulation units outstanding at end of period	217,376	192,435	124,919	63,522	21,449
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.06	$10.51
Value at end of period	$7.62	$6.06
Number of accumulation units outstanding at end of period	46,792	9,412
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.84	$19.58	$16.43	$13.55	$11.82
Value at end of period	$13.23	$9.84	$19.58	$16.43	$13.55
Number of accumulation units outstanding at end of period	113,355	131,642	82,206	15,002	7,787
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.04	$25.06	$18.37	$13.72	$10.95
Value at end of period	$20.35	$12.04	$25.06	$18.37	$13.72
Number of accumulation units outstanding at end of period	150,142	158,066	103,410	42,834	6,112
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.14	$13.85	$13.74	$11.96	$11.50
Value at end of period	$11.32	$9.14	$13.85	$13.74	$11.96
Number of accumulation units outstanding at end of period	20,518	9,416	4,884	4,997	5,388

Empire Traditions

CFI 21

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.31	$13.48	$13.92	$12.11	$11.23
Value at end of period	$11.68	$9.31	$13.48	$13.92	$12.11
Number of accumulation units outstanding at end of period	117,618	109,824	117,760	96,529	33,494
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$7.59	$12.70	$13.13	$12.11	$10.49
Value at end of period	$9.87	$7.59	$12.70	$13.13	$12.11
Number of accumulation units outstanding at end of period	37,383	37,344	24,701	18,897	15,673
ING LIQUID ASSETS PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.91	$10.80	$10.44	$10.13	$10.01
Value at end of period	$10.78	$10.91	$10.80	$10.44	$10.13
Number of accumulation units outstanding at end of period	447,413	572,999	535,916	117,705	127,891
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during March 2006)
Value at beginning of period	$8.37	$13.40	$13.05	$11.99
Value at end of period	$9.80	$8.37	$13.40	$13.05
Number of accumulation units outstanding at end of period	11,644	11,804	11,869	9,941
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.39	$14.26	$12.68	$12.26	$10.83
Value at end of period	$10.67	$8.39	$14.26	$12.68	$12.26
Number of accumulation units outstanding at end of period	148,997	143,262	134,618	110,823	20,150
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.97	$18.03	$15.17	$12.41	$10.10
Value at end of period	$12.16	$8.97	$18.03	$15.17	$12.41
Number of accumulation units outstanding at end of period	64,814	63,984	39,485	13,670	9,405
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.43	$12.33	$12.03	$10.90	$10.75	$10.10
Value at end of period	$10.96	$9.43	$12.33	$12.03	$10.90	$10.75
Number of accumulation units outstanding at end of period	118,834	119,316	91,597	73,391	50,510	270
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.32	$18.44	$14.69	$11.39	$10.14
Value at end of period	$14.81	$11.32	$18.44	$14.69	$11.39
Number of accumulation units outstanding at end of period	156,574	152,192	92,698	57,566	14,119
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.47	$10.06
Value at end of period	$9.00	$6.47
Number of accumulation units outstanding at end of period	85,291	84,002
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.91
Value at end of period	$13.40
Number of accumulation units outstanding at end of period	15,130

Empire Traditions

CFI 22

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS)
(Fund first available during May 2003)
Value at beginning of period	$8.62	$14.65	$13.95	$12.00	$10.06
Value at end of period	$11.86	$8.62	$14.65	$13.95	$12.00
Number of accumulation units outstanding at end of period	2,943	3,124	3,095	3,457	5,989
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Fund first available during May 2003)
Value at beginning of period	$9.29	$15.83	$15.11	$13.03	$11.11
Value at end of period	$12.75	$9.29	$15.83	$15.11	$13.03
Number of accumulation units outstanding at end of period	112,932	125,344	106,431	80,397	22,381
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$8.27	$13.07	$12.91	$11.31	$10.15
Value at end of period	$9.36	$8.27	$13.07	$12.91	$11.31
Number of accumulation units outstanding at end of period	722	2,562	2,650	2,008	2,677
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$8.98	$11.76	$11.60	$10.80	$10.38
Value at end of period	$13.22	$8.98	$11.76	$11.60	$10.80
Number of accumulation units outstanding at end of period	105,900	129,112	113,011	75,897	33,091
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.61	$11.31	$10.53	$10.24	$10.14	$10.03
Value at end of period	$13.10	$11.61	$11.31	$10.53	$10.24	$10.14
Number of accumulation units outstanding at end of period	692,813	604,821	84,218	57,446	39,356	2,181
ING PIONEER FUND PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$8.41	$13.08	$12.63	$10.98	$10.66
Value at end of period	$10.29	$8.41	$13.08	$12.63	$10.98
Number of accumulation units outstanding at end of period	7,536	6,776	5,874	776	392
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.27	$12.54	$12.06	$10.89	$10.14
Value at end of period	$10.19	$8.27	$12.54	$12.06	$10.89
Number of accumulation units outstanding at end of period	265,095	203,910	173,972	124,247	32,914
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.25
Value at end of period	$8.31
Number of accumulation units outstanding at end of period	27,962
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.22
Value at end of period	$9.37
Number of accumulation units outstanding at end of period	3,167,564
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.49
Value at end of period	$9.63
Number of accumulation units outstanding at end of period	2,411,511

Empire Traditions

CFI 23

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.86
Number of accumulation units outstanding at end of period	973,278
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.84
Value at end of period	$12.68
Number of accumulation units outstanding at end of period	6,237
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.71	$10.25
Value at end of period	$8.16	$6.71
Number of accumulation units outstanding at end of period	141,700	20,816
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.82
Value at end of period	$12.51
Number of accumulation units outstanding at end of period	19,791
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.83
Value at end of period	$12.99
Number of accumulation units outstanding at end of period	89,782
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.13	$10.75
Value at end of period	$8.44	$6.13
Number of accumulation units outstanding at end of period	30,501	12,198
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.97	$10.32
Value at end of period	$8.68	$6.97
Number of accumulation units outstanding at end of period	32,837	17,996
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.25	$14.35	$13.26	$11.98	$10.81
Value at end of period	$11.92	$9.25	$14.35	$13.26	$11.98
Number of accumulation units outstanding at end of period	10,053	10,347	11,539	12,240	4,186
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.15	$10.48
Value at end of period	$8.96	$7.15
Number of accumulation units outstanding at end of period	82,969	9,211
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.13	$12.78	$12.42	$11.00	$10.52
Value at end of period	$11.99	$9.13	$12.78	$12.42	$11.00
Number of accumulation units outstanding at end of period	499,062	483,336	286,314	206,508	28,588

Empire Traditions

CFI 24

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.53	$13.46	$13.25	$11.29	$11.02	$10.23
Value at end of period	$10.50	$8.53	$13.46	$13.25	$11.29	$11.02
Number of accumulation units outstanding at end of period	125,884	109,114	50,188	35,019	30,296	196
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$5.78	$10.17	$9.64
Value at end of period	$8.12	$5.78	$10.17
Number of accumulation units outstanding at end of period	204,483	58,691	6,290
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$7.43	$12.70	$11.18	$9.31
Value at end of period	$9.65	$7.43	$12.70	$11.18
Number of accumulation units outstanding at end of period	187,735	184,557	36,677	4,598
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$8.29	$13.94	$13.81	$11.49	$10.66
Value at end of period	$10.80	$8.29	$13.94	$13.81	$11.49
Number of accumulation units outstanding at end of period	83,214	82,347	56,459	19,474	2,400
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.20	$10.01
Value at end of period	$10.61	$10.20
Number of accumulation units outstanding at end of period	107,574	62,689
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$7.93	$13.41	$13.48	$11.97	$10.86
Value at end of period	$10.28	$7.93	$13.41	$13.48	$11.97
Number of accumulation units outstanding at end of period	15,446	18,311	19,127	17,226	14,395
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$7.82	$12.50	$12.98	$11.37	$11.15	$11.04
Value at end of period	$9.91	$7.82	$12.50	$12.98	$11.37	$11.15
Number of accumulation units outstanding at end of period	151,844	88,036	72,279	66,407	35,581	2,038
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.22	$12.24	$12.03	$10.86	$10.68
Value at end of period	$11.12	$9.22	$12.24	$12.03	$10.86
Number of accumulation units outstanding at end of period	21,416	14,339	4,964	2,548	1,179
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.69	$13.76	$12.73	$10.65	$10.17
Value at end of period	$12.31	$9.69	$13.76	$12.73	$10.65
Number of accumulation units outstanding at end of period	96,622	50,112	58,143	34,264	22,841
ING VAN KAMPEN GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.57
Value at end of period	$12.34
Number of accumulation units outstanding at end of period	4,396

Empire Traditions

CFI 25

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.58	$12.84	$12.70	$11.11	$10.39
Value at end of period	$10.47	$8.58	$12.84	$12.70	$11.11
Number of accumulation units outstanding at end of period	56,910	35,636	28,275	20,255	4,381
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$7.20	$10.87	$11.45	$10.36
Value at end of period	$9.23	$7.20	$10.87	$11.45
Number of accumulation units outstanding at end of period	7,193	6,170	6,386	5,665
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$6.08	$9.67
Value at end of period	$7.78	$6.08
Number of accumulation units outstanding at end of period	89,814	88,282
PROFUND VP BULL
(Fund first available during May 2003)
Value at beginning of period	$7.73	$12.59	$12.33	$11.01	$10.20
Value at end of period	$9.47	$7.73	$12.59	$12.33	$11.01
Number of accumulation units outstanding at end of period	523	492	499	721	297
PROFUND VP EUROPE 30
(Fund first available during May 2003)
Value at beginning of period	$8.71	$15.78	$13.98	$12.07	$10.76
Value at end of period	$11.35	$8.71	$15.78	$13.98	$12.07
Number of accumulation units outstanding at end of period	1,622	1,634	1,600	1,378	1,392

	Separate Account Annual Charges of 1.55%

	2009	2008	2007	2006	2005	2004

BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.98	$8.52
Value at end of period	$9.50	$7.98
Number of accumulation units outstanding at end of period	0	837
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during August 2005)
Value at beginning of period	$9.05	$12.80	$13.34	$11.35	$10.98
Value at end of period	$11.14	$9.05	$12.80	$13.34	$11.35
Number of accumulation units outstanding at end of period	46	46	46	47	439
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.14	$17.98	$15.57	$14.19	$12.35	$10.90
Value at end of period	$13.53	$10.14	$17.98	$15.57	$14.19	$12.35
Number of accumulation units outstanding at end of period	28,051	33,345	38,330	42,688	18,592	21,263

Empire Traditions

CFI 26

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$7.55	$13.41	$13.45	$11.39	$10.96	$10.01
Value at end of period	$9.66	$7.55	$13.41	$13.45	$11.39	$10.96
Number of accumulation units outstanding at end of period	27,319	32,298	40,313	43,227	61,281	68,041
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$8.84	$8.64
Value at end of period	$9.76	$8.84
Number of accumulation units outstanding at end of period	0	653
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.70	$14.29	$13.89	$12.31	$11.87	$10.98
Value at end of period	$11.18	$8.70	$14.29	$13.89	$12.31	$11.87
Number of accumulation units outstanding at end of period	8,788	9,775	8,684	7,152	8,190	9,381
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.80	$16.04	$14.58	$13.50	$11.86	$10.77
Value at end of period	$12.01	$8.80	$16.04	$14.58	$13.50	$11.86
Number of accumulation units outstanding at end of period	10,236	11,249	11,190	12,855	15,255	17,305
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.53	$22.12	$18.82	$16.15	$13.56	$11.61
Value at end of period	$17.56	$12.53	$22.12	$18.82	$16.15	$13.56
Number of accumulation units outstanding at end of period	2,789	2,939	3,868	3,358	3,657	3,680
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.33	$20.41	$17.80	$13.99	$12.32	$10.97
Value at end of period	$13.41	$11.33	$20.41	$17.80	$13.99	$12.32
Number of accumulation units outstanding at end of period	2,089	2,436	2,325	4,438	4,669	5,691
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$7.54	$13.03	$12.47	$10.99	$11.20
Value at end of period	$10.03	$7.54	$13.03	$12.47	$10.99
Number of accumulation units outstanding at end of period	552	664	112	569	39
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.73	$12.88	$12.26	$11.62	$10.89
Value at end of period	$9.91	$7.73	$12.88	$12.26	$11.62
Number of accumulation units outstanding at end of period	471	473	474	126	101
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$7.18	$12.42	$13.61	$11.01
Value at end of period	$9.44	$7.18	$12.42	$13.61
Number of accumulation units outstanding at end of period	221	222	222	674
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.61	$17.53	$21.65	$15.97	$13.89	$11.57
Value at end of period	$14.20	$10.61	$17.53	$21.65	$15.97	$13.89
Number of accumulation units outstanding at end of period	256	256	256	308	529	640

Empire Traditions

CFI 27

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.05	$12.89	$12.06	$10.76	$9.90	$9.89
Value at end of period	$10.70	$9.05	$12.89	$12.06	$10.76	$9.90
Number of accumulation units outstanding at end of period	4,099	4,060	4,236	4,348	3,739	2,030
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.74	$12.25	$11.15	$10.73	$10.47
Value at end of period	$12.26	$8.74	$12.25	$11.15	$10.73
Number of accumulation units outstanding at end of period	461	490	524	519	510
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.93	$14.91	$13.23	$12.00	$11.20
Value at end of period	$12.24	$8.93	$14.91	$13.23	$12.00
Number of accumulation units outstanding at end of period	618	618	618	839	215
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$5.57	$9.01
Value at end of period	$6.68	$5.57
Number of accumulation units outstanding at end of period	0	656
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during November 2006)
Value at beginning of period	$7.68	$11.03	$10.91	$10.75
Value at end of period	$9.99	$7.68	$11.03	$10.91
Number of accumulation units outstanding at end of period	6,655	4,975	2,532	1,087
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.27	$11.87	$12.68
Value at end of period	$9.06	$7.27	$11.87
Number of accumulation units outstanding at end of period	3,012	2,968	2,598
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.08	$9.60	$10.13
Value at end of period	$7.80	$6.08	$9.60
Number of accumulation units outstanding at end of period	3,271	0	698
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.18	$20.97	$15.98	$13.37	$11.68
Value at end of period	$16.49	$12.18	$20.97	$15.98	$13.37
Number of accumulation units outstanding at end of period	2,757	1,269	1,834	364	207
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.10
Value at end of period	$7.80
Number of accumulation units outstanding at end of period	1,773
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$7.19	$11.67	$11.31	$10.05	$9.71	$8.95
Value at end of period	$8.71	$7.19	$11.67	$11.31	$10.05	$9.71
Number of accumulation units outstanding at end of period	6,691	7,388	7,569	8,161	9,343	12,634

Empire Traditions

CFI 28

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.47	$15.45	$14.91	$13.88	$12.72	$11.10
Value at end of period	$12.26	$9.47	$15.45	$14.91	$13.88	$12.72
Number of accumulation units outstanding at end of period	7,239	7,724	9,373	10,691	13,571	16,319
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.79	$14.99	$16.28	$14.57	$13.78	$11.50
Value at end of period	$12.00	$9.79	$14.99	$16.28	$14.57	$13.78
Number of accumulation units outstanding at end of period	9,270	9,696	11,405	12,575	14,278	15,134
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period		$10.73	$10.31	$10.07
Value at end of period		$9.65	$10.73	$10.31
Number of accumulation units outstanding at end of period		0	1,575	2,632
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.02
Value at end of period	$7.60
Number of accumulation units outstanding at end of period	83
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$11.99	$25.00	$18.34	$15.15
Value at end of period	$20.26	$11.99	$25.00	$18.34
Number of accumulation units outstanding at end of period	1,504	2,430	3,774	1,858
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.32	$17.18	$17.05	$14.86	$13.91	$11.72
Value at end of period	$14.01	$11.32	$17.18	$17.05	$14.86	$13.91
Number of accumulation units outstanding at end of period	4,233	5,562	5,625	5,688	5,765	5,866
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.05	$14.57	$15.05	$13.11	$12.84	$10.36
Value at end of period	$12.60	$10.05	$14.57	$15.05	$13.11	$12.84
Number of accumulation units outstanding at end of period	1,422	1,446	1,608	1,648	2,535	2,162
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$7.97	$13.34	$13.81	$12.75	$11.65	$10.81
Value at end of period	$10.35	$7.97	$13.34	$13.81	$12.75	$11.65
Number of accumulation units outstanding at end of period	1,674	1,673	1,679	1,679	1,877	1,836
ING LIQUID ASSETS PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$16.61	$16.47	$15.93	$15.46	$15.28	$15.38
Value at end of period	$16.40	$16.61	$16.47	$15.93	$15.46	$15.28
Number of accumulation units outstanding at end of period	260,898	196,907	68,449	8,272	8,026	2,064
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.19	$13.95	$12.77
Value at end of period	$10.41	$8.19	$13.95
Number of accumulation units outstanding at end of period	55	237	474

Empire Traditions

CFI 29

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$8.94	$17.98	$15.15	$12.40	$11.21
Value at end of period	$12.11	$8.94	$17.98	$15.15	$12.40
Number of accumulation units outstanding at end of period	1,642	1,699	1,830	1,601	1,710
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$20.88	$27.32	$26.68	$24.21	$23.89	$21.84
Value at end of period	$24.24	$20.88	$27.32	$26.68	$24.21	$23.89
Number of accumulation units outstanding at end of period	11,830	13,742	14,655	14,847	16,011	16,599
ING MFS UTILITIES PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$11.28	$18.39	$14.66	$11.39	$11.41
Value at end of period	$14.75	$11.28	$18.39	$14.66	$11.39
Number of accumulation units outstanding at end of period	4,921	4,966	3,652	4,079	3,823
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS)
(Fund first available during May 2003)
Value at beginning of period	$8.59	$14.62	$13.93	$11.99	$10.06
Value at end of period	$11.80	$8.59	$14.62	$13.93	$11.99
Number of accumulation units outstanding at end of period	2,216	2,272	2,215	2,232	2,988
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Fund first available during February 2006)
Value at beginning of period	$9.67	$16.50	$15.76	$14.23
Value at end of period	$13.27	$9.67	$16.50	$15.76
Number of accumulation units outstanding at end of period	14,568	16,629	21,252	28,687
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$6.65	$10.52	$10.39	$9.12	$8.67	$8.08
Value at end of period	$7.52	$6.65	$10.52	$10.39	$9.12	$8.67
Number of accumulation units outstanding at end of period	3,274	3,164	3,091	3,063	3,849	2,373
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.20	$12.06	$11.91	$11.10	$10.81	$10.00
Value at end of period	$13.53	$9.20	$12.06	$11.91	$11.10	$10.81
Number of accumulation units outstanding at end of period	6,539	7,103	7,811	7,815	8,675	8,034
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.25	$14.86	$13.85	$13.48	$13.37	$12.94
Value at end of period	$17.18	$15.25	$14.86	$13.85	$13.48	$13.37
Number of accumulation units outstanding at end of period	26,263	14,030	18,117	10,675	10,875	14,478
ING PIONEER FUND PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$8.38	$13.04	$12.61	$10.97	$10.65
Value at end of period	$10.25	$8.38	$13.04	$12.61	$10.97
Number of accumulation units outstanding at end of period	25	25	26	26	26
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.24	$12.51	$12.04	$10.89	$10.89
Value at end of period	$10.15	$8.24	$12.51	$12.04	$10.89
Number of accumulation units outstanding at end of period	230	338	138	459	138

Empire Traditions

CFI 30

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.25
Value at end of period	$8.31
Number of accumulation units outstanding at end of period	6,389
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.22
Value at end of period	$9.37
Number of accumulation units outstanding at end of period	6,515
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.49
Value at end of period	$9.63
Number of accumulation units outstanding at end of period	39,718
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.86
Number of accumulation units outstanding at end of period	25,879
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.84
Value at end of period	$12.68
Number of accumulation units outstanding at end of period	4,218
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$6.95
Value at end of period	$8.15
Number of accumulation units outstanding at end of period	13,056
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.64
Value at end of period	$12.50
Number of accumulation units outstanding at end of period	4,538
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.56
Value at end of period	$12.98
Number of accumulation units outstanding at end of period	801
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.96	$10.04
Value at end of period	$8.66	$6.96
Number of accumulation units outstanding at end of period	2,217	2,218
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.10	$12.75	$12.40	$10.99	$10.73
Value at end of period	$11.94	$9.10	$12.75	$12.40	$10.99
Number of accumulation units outstanding at end of period	5,610	6,119	6,128	5,234	225

Empire Traditions

CFI 31

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.61	$13.60	$13.41	$11.44	$11.18	$10.63
Value at end of period	$10.60	$8.61	$13.60	$13.41	$11.44	$11.18
Number of accumulation units outstanding at end of period	975	976	889	923	38	107
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$7.41	$12.67	$12.10
Value at end of period	$9.62	$7.41	$12.67
Number of accumulation units outstanding at end of period	36,734	42,257	26,467
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.26	$13.90	$14.44
Value at end of period	$10.75	$8.26	$13.90
Number of accumulation units outstanding at end of period	14,557	16,839	22,384
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.19	$9.98
Value at end of period	$10.59	$10.19
Number of accumulation units outstanding at end of period	5,988	4,532
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$7.91	$13.40	$13.48	$12.07
Value at end of period	$10.25	$7.91	$13.40	$13.48
Number of accumulation units outstanding at end of period	147	149	150	151
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$8.51	$13.60	$14.14	$12.40	$12.17	$10.59
Value at end of period	$10.77	$8.51	$13.60	$14.14	$12.40	$12.17
Number of accumulation units outstanding at end of period	6,688	8,116	8,197	8,250	8,435	8,289
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.19	$11.77
Value at end of period	$11.07	$9.19
Number of accumulation units outstanding at end of period	2,023	3,024
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during December 2006)
Value at beginning of period			$12.71	$12.55
Value at end of period			$13.73	$12.71
Number of accumulation units outstanding at end of period			0	475
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during November 2006)
Value at beginning of period	$8.54	$12.81	$12.68	$12.40
Value at end of period	$10.43	$8.54	$12.81	$12.68
Number of accumulation units outstanding at end of period	1,029	1,030	941	942
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$6.07	$9.95
Value at end of period	$7.76	$6.07
Number of accumulation units outstanding at end of period	0	932

Empire Traditions

CFI 32

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

PROFUND VP EUROPE 30
(Fund first available during May 2003)
Value at beginning of period	$7.11	$12.89	$11.43	$9.88	$9.28	$8.51
Value at end of period	$9.26	$7.11	$12.89	$11.43	$9.88	$9.28
Number of accumulation units outstanding at end of period	237	237	244	244	244	244

	Separate Account Annual Charges of 1.60%

	2009	2008	2007	2006	2005	2004

BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.98	$9.88
Value at end of period	$9.50	$7.98
Number of accumulation units outstanding at end of period	6,324	3,490
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during September 2005)
Value at beginning of period	$9.03	$12.78	$13.33	$11.35	$11.13
Value at end of period	$11.11	$9.03	$12.78	$13.33	$11.35
Number of accumulation units outstanding at end of period	670	640	982	1,148	1,433
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.25	$16.40	$14.21	$12.96	$11.29	$10.52
Value at end of period	$12.33	$9.25	$16.40	$14.21	$12.96	$11.29
Number of accumulation units outstanding at end of period	23,804	26,280	17,784	17,689	7,002	224
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$7.50	$13.32	$13.37	$11.33	$10.83
Value at end of period	$9.58	$7.50	$13.32	$13.37	$11.33
Number of accumulation units outstanding at end of period	6,140	6,210	6,495	6,922	2,749
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.83	$8.63
Value at end of period	$9.75	$8.83
Number of accumulation units outstanding at end of period	13,907	381
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$7.95	$13.08	$12.72	$11.28	$10.88	$10.05
Value at end of period	$10.22	$7.95	$13.08	$12.72	$11.28	$10.88
Number of accumulation units outstanding at end of period	41,875	43,327	36,828	25,241	11,387	1,493
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.33	$15.19	$13.81	$12.80	$11.25	$10.28
Value at end of period	$11.36	$8.33	$15.19	$13.81	$12.80	$11.25
Number of accumulation units outstanding at end of period	37,646	41,612	36,627	30,630	13,796	1,946

Empire Traditions

CFI 33

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$10.60	$18.73	$15.94	$13.69	$11.34
Value at end of period	$14.85	$10.60	$18.73	$15.94	$13.69
Number of accumulation units outstanding at end of period	21,970	25,259	20,259	18,232	4,493
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.32
Value at end of period	$14.01
Number of accumulation units outstanding at end of period	2,412
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.97	$19.77	$17.25	$13.57	$11.96	$10.43
Value at end of period	$12.98	$10.97	$19.77	$17.25	$13.57	$11.96
Number of accumulation units outstanding at end of period	8,122	9,399	8,783	9,013	7,306	245
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.52	$13.01	$12.46	$10.99	$10.74
Value at end of period	$10.01	$7.52	$13.01	$12.46	$10.99
Number of accumulation units outstanding at end of period	13,745	9,460	8,210	6,547	6,304
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.71	$12.86	$13.36
Value at end of period	$9.88	$7.71	$12.86
Number of accumulation units outstanding at end of period	117	722	1,539
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.49	$9.99
Value at end of period	$9.75	$6.49
Number of accumulation units outstanding at end of period	12,144	5,610
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$7.17	$12.41	$13.61	$11.86
Value at end of period	$9.42	$7.17	$12.41	$13.61
Number of accumulation units outstanding at end of period	9,965	11,264	11,108	514
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.04	$14.95	$18.46	$13.63	$11.63
Value at end of period	$12.09	$9.04	$14.95	$18.46	$13.63
Number of accumulation units outstanding at end of period	7,825	8,539	9,277	14,384	3,358
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2006)
Value at beginning of period	$6.80	$11.38	$11.10	$11.01
Value at end of period	$8.81	$6.80	$11.38	$11.10
Number of accumulation units outstanding at end of period	784	653	545	545
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.86	$14.04	$13.15	$11.73	$10.79
Value at end of period	$11.65	$9.86	$14.04	$13.15	$11.73
Number of accumulation units outstanding at end of period	735	2,245	3,505	484	484

Empire Traditions

CFI 34

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period			$11.98	$11.53	$10.63
Value at end of period			$13.16	$11.98	$11.53
Number of accumulation units outstanding at end of period			0	507	22
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.91	$14.89	$13.21	$12.00	$11.46
Value at end of period	$12.21	$8.91	$14.89	$13.21	$12.00
Number of accumulation units outstanding at end of period	4,115	2,701	2,718	11,106	1,890
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during July 2006)
Value at beginning of period	$7.67	$11.02	$10.91	$10.09
Value at end of period	$9.97	$7.67	$11.02	$10.91
Number of accumulation units outstanding at end of period	11,594	9,984	8,586	377
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.27	$11.87	$12.76
Value at end of period	$9.05	$7.27	$11.87
Number of accumulation units outstanding at end of period	8,621	8,051	7,106
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.07	$9.59	$10.08
Value at end of period	$7.78	$6.07	$9.59
Number of accumulation units outstanding at end of period	31,558	31,638	11,065
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.15	$20.94	$15.97	$13.36	$10.95
Value at end of period	$16.45	$12.15	$20.94	$15.97	$13.36
Number of accumulation units outstanding at end of period	11,879	13,105	11,491	6,805	1,405
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.10
Value at end of period	$7.79
Number of accumulation units outstanding at end of period	109
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.08
Value at end of period	$12.94
Number of accumulation units outstanding at end of period	2,490
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$8.11	$13.16	$12.77	$11.35	$10.82
Value at end of period	$9.81	$8.11	$13.16	$12.77	$11.35
Number of accumulation units outstanding at end of period	206	565	980	1,032	1,014
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$8.48	$13.84	$13.37	$12.45	$11.41	$10.44
Value at end of period	$10.97	$8.48	$13.84	$13.37	$12.45	$11.41
Number of accumulation units outstanding at end of period	2,899	3,609	4,212	3,880	3,109	119

Empire Traditions

CFI 35

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$8.31	$12.73	$13.83	$12.39	$12.01
Value at end of period	$10.18	$8.31	$12.73	$13.83	$12.39
Number of accumulation units outstanding at end of period	2,984	3,358	3,843	3,468	2,246
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.63	$10.71	$10.30	$10.09	$10.13
Value at end of period	$10.54	$9.63	$10.71	$10.30	$10.09
Number of accumulation units outstanding at end of period	19,733	30,952	9,085	8,593	346
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.02
Value at end of period	$7.60
Number of accumulation units outstanding at end of period	376
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during December 2006)
Value at beginning of period	$9.78	$19.48	$16.38	$16.33
Value at end of period	$13.13	$9.78	$19.48	$16.38
Number of accumulation units outstanding at end of period	9,020	9,305	10,007	367
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.97	$24.96	$18.32	$13.71	$10.97
Value at end of period	$20.20	$11.97	$24.96	$18.32	$13.71
Number of accumulation units outstanding at end of period	22,036	21,524	22,839	11,012	2,248
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.08	$13.78	$13.69	$11.94	$11.59
Value at end of period	$11.23	$9.08	$13.78	$13.69	$11.94
Number of accumulation units outstanding at end of period	3,271	3,206	3,186	3,380	2,826
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.25	$13.41	$13.87	$12.08	$11.84	$10.73
Value at end of period	$11.59	$9.25	$13.41	$13.87	$12.08	$11.84
Number of accumulation units outstanding at end of period	3,946	3,233	3,573	2,630	1,248	90
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$7.54	$12.63	$13.08	$12.09	$12.04
Value at end of period	$9.79	$7.54	$12.63	$13.08	$12.09
Number of accumulation units outstanding at end of period	491	491	2,258	1,359	2,922
ING LIQUID ASSETS PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.83	$10.75	$10.41	$10.10	$10.01
Value at end of period	$10.69	$10.83	$10.75	$10.41	$10.10
Number of accumulation units outstanding at end of period	24,235	29,543	23,791	19,590	1,930
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.32	$13.33	$13.01	$11.24	$10.27
Value at end of period	$9.72	$8.32	$13.33	$13.01	$11.24
Number of accumulation units outstanding at end of period	3,369	3,108	3,294	3,160	3,069

Empire Traditions

CFI 36

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.33	$14.19	$12.63	$12.23	$10.77
Value at end of period	$10.58	$8.33	$14.19	$12.63	$12.23
Number of accumulation units outstanding at end of period	4,226	3,862	3,624	3,653	5,915
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$8.92	$17.95	$15.13	$12.40	$11.21
Value at end of period	$12.08	$8.92	$17.95	$15.13	$12.40
Number of accumulation units outstanding at end of period	5,334	11,909	10,671	11,949	3,147
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.37	$12.26	$11.98	$10.88	$10.74	$10.14
Value at end of period	$10.87	$9.37	$12.26	$11.98	$10.88	$10.74
Number of accumulation units outstanding at end of period	12,415	17,160	17,675	8,263	7,898	1,480
ING MFS UTILITIES PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$11.26	$18.36	$14.65	$11.38	$11.48
Value at end of period	$14.71	$11.26	$18.36	$14.65	$11.38
Number of accumulation units outstanding at end of period	10,695	12,239	11,316	19,478	945
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.47	$10.05
Value at end of period	$8.97	$6.47
Number of accumulation units outstanding at end of period	667	908
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Fund first available during May 2003)
Value at beginning of period	$9.23	$15.75	$15.05	$13.01	$11.62
Value at end of period	$12.65	$9.23	$15.75	$15.05	$13.01
Number of accumulation units outstanding at end of period	5,851	9,447	8,710	2,617	3,799
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$8.92	$11.70	$11.56	$10.78	$10.50	$10.18
Value at end of period	$13.11	$8.92	$11.70	$11.56	$10.78	$10.50
Number of accumulation units outstanding at end of period	7,043	7,690	8,392	5,090	436	68
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.54	$11.25	$10.49	$10.22	$10.26
Value at end of period	$12.99	$11.54	$11.25	$10.49	$10.22
Number of accumulation units outstanding at end of period	24,521	36,066	21,204	10,522	3,730
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$8.37	$12.25
Value at end of period	$10.22	$8.37
Number of accumulation units outstanding at end of period	0	491
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.22	$12.49	$12.03	$10.88	$10.72
Value at end of period	$10.12	$8.22	$12.49	$12.03	$10.88
Number of accumulation units outstanding at end of period	2,420	2,595	1,656	2,395	2,342

Empire Traditions

CFI 37

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.25
Value at end of period	$8.31
Number of accumulation units outstanding at end of period	51,223
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.21
Value at end of period	$9.37
Number of accumulation units outstanding at end of period	97,314
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.49
Value at end of period	$9.63
Number of accumulation units outstanding at end of period	212,960
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.86
Number of accumulation units outstanding at end of period	93,972
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.84
Value at end of period	$12.67
Number of accumulation units outstanding at end of period	532
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$6.94
Value at end of period	$8.14
Number of accumulation units outstanding at end of period	8,880
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.64
Value at end of period	$12.49
Number of accumulation units outstanding at end of period	4,035
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.56
Value at end of period	$12.98
Number of accumulation units outstanding at end of period	1,931
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$6.67
Value at end of period	$8.66
Number of accumulation units outstanding at end of period	7,258
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$7.14	$7.21
Value at end of period	$8.94	$7.14
Number of accumulation units outstanding at end of period	4,481	375

Empire Traditions

CFI 38

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.08	$12.73	$12.39	$10.98	$10.45
Value at end of period	$11.90	$9.08	$12.73	$12.39	$10.98
Number of accumulation units outstanding at end of period	26,649	26,541	16,953	13,760	5,445
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.47	$13.39	$13.20	$11.27	$10.63
Value at end of period	$10.42	$8.47	$13.39	$13.20	$11.27
Number of accumulation units outstanding at end of period	15,239	12,121	11,227	11,229	9,574
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$5.76	$10.16	$10.10
Value at end of period	$8.09	$5.76	$10.16
Number of accumulation units outstanding at end of period	1,431	896	871
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during November 2006)
Value at beginning of period	$7.40	$12.66	$11.17	$10.42
Value at end of period	$9.60	$7.40	$12.66	$11.17
Number of accumulation units outstanding at end of period	6,643	6,691	2,006	1,055
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Fund first available during March 2006)
Value at beginning of period	$8.24	$13.88	$13.78	$12.11
Value at end of period	$10.73	$8.24	$13.88	$13.78
Number of accumulation units outstanding at end of period	4,647	7,640	4,264	2,990
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.19	$9.71
Value at end of period	$10.58	$10.19
Number of accumulation units outstanding at end of period	685	114
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$7.77	$12.44	$12.93	$11.34	$11.14	$10.40
Value at end of period	$9.83	$7.77	$12.44	$12.93	$11.34	$11.14
Number of accumulation units outstanding at end of period	12,975	9,704	9,365	5,255	6,100	174
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.17	$12.19	$12.00	$10.84	$10.65
Value at end of period	$11.04	$9.17	$12.19	$12.00	$10.84
Number of accumulation units outstanding at end of period	1,933	1,898	2,132	2,852	1,378
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$9.63	$13.71	$12.96
Value at end of period	$12.22	$9.63	$13.71
Number of accumulation units outstanding at end of period	307	239	2,537
ING VAN KAMPEN GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.02
Value at end of period	$12.32
Number of accumulation units outstanding at end of period	562

Empire Traditions

CFI 39

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.53	$12.79	$12.67	$11.10	$10.42
Value at end of period	$10.40	$8.53	$12.79	$12.67	$11.10
Number of accumulation units outstanding at end of period	2,861	2,822	1,234	1,265	1,317
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.17	$10.84	$11.41
Value at end of period	$9.18	$7.17	$10.84
Number of accumulation units outstanding at end of period	539	531	520
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.07	$9.83
Value at end of period	$7.76	$6.07
Number of accumulation units outstanding at end of period	3,732	3,795
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2006)
Value at beginning of period	$5.28	$8.64	$9.27	$9.17
Value at end of period	$6.86	$5.28	$8.64	$9.27
Number of accumulation units outstanding at end of period	1,480	1,576	1,531	1,329

	Separate Account Annual Charges of 1.75%

	2009	2008	2007	2006	2005	2004

AIM V.I. LEISURE FUND
(Fund first available during May 2003)
Value at beginning of period	$7.69	$13.74	$14.10	$11.51	$11.86	$10.64
Value at end of period	$10.03	$7.69	$13.74	$14.10	$11.51	$11.86
Number of accumulation units outstanding at end of period	58	58	387	396	374	373
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.97	$9.91
Value at end of period	$9.47	$7.97
Number of accumulation units outstanding at end of period	26,799	17,124
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during September 2005)
Value at beginning of period	$8.98	$12.73	$13.30	$11.34	$11.27
Value at end of period	$11.03	$8.98	$12.73	$13.30	$11.34
Number of accumulation units outstanding at end of period	1,899	1,923	2,069	1,950	4,020
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.99	$17.74	$15.40	$14.06	$12.27	$10.84
Value at end of period	$13.30	$9.99	$17.74	$15.40	$14.06	$12.27
Number of accumulation units outstanding at end of period	156,811	175,122	116,527	113,409	46,372	16,055
Empire Traditions

CFI 40

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$7.44	$13.24	$13.30	$11.29	$10.88	$9.96
Value at end of period	$9.49	$7.44	$13.24	$13.30	$11.29	$10.88
Number of accumulation units outstanding at end of period	82,046	98,655	113,026	114,112	102,475	44,415
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.17	$10.13
Value at end of period	$8.69	$7.17
Number of accumulation units outstanding at end of period	6,647	4,521
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$8.82	$9.83
Value at end of period	$9.72	$8.82
Number of accumulation units outstanding at end of period	63,146	49,468
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.60	$14.17	$13.80	$12.25	$11.84	$10.98
Value at end of period	$11.04	$8.60	$14.17	$13.80	$12.25	$11.84
Number of accumulation units outstanding at end of period	153,410	164,440	96,833	67,764	57,095	42,363
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.70	$15.90	$14.48	$13.44	$11.83	$10.76
Value at end of period	$11.86	$8.70	$15.90	$14.48	$13.44	$11.83
Number of accumulation units outstanding at end of period	195,447	203,234	95,510	54,853	46,983	30,615
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.40	$21.93	$18.69	$16.07	$13.53	$11.60
Value at end of period	$17.34	$12.40	$21.93	$18.69	$16.07	$13.53
Number of accumulation units outstanding at end of period	63,082	74,084	39,951	28,257	27,231	14,401
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.51
Value at end of period	$13.99
Number of accumulation units outstanding at end of period	547
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.18	$20.18	$17.63	$13.89	$12.26	$11.10
Value at end of period	$13.20	$11.18	$20.18	$17.63	$13.89	$12.26
Number of accumulation units outstanding at end of period	19,913	21,895	16,169	9,220	3,537	930
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$7.48	$12.96	$12.43	$10.98	$10.72
Value at end of period	$9.94	$7.48	$12.96	$12.43	$10.98
Number of accumulation units outstanding at end of period	14,473	13,823	5,301	2,137	719
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.99
Value at end of period	$10.56
Number of accumulation units outstanding at end of period	22,268

Empire Traditions

CFI 41

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.67	$12.81	$12.21	$11.60	$11.19
Value at end of period	$9.81	$7.67	$12.81	$12.21	$11.60
Number of accumulation units outstanding at end of period	17,939	21,325	4,553	3,152	3,081
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.31	$13.07	$12.76	$11.16	$11.00
Value at end of period	$9.21	$8.31	$13.07	$12.76	$11.16
Number of accumulation units outstanding at end of period	2,879	2,453	2,550	1,838	751
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.49	$9.99
Value at end of period	$9.73	$6.49
Number of accumulation units outstanding at end of period	16,750	18,703
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during December 2006)
Value at beginning of period	$7.14	$12.38	$13.59	$13.26
Value at end of period	$9.37	$7.14	$12.38	$13.59
Number of accumulation units outstanding at end of period	16,979	23,960	18,188	6,795
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.51	$17.40	$21.53	$15.92	$13.87	$10.86
Value at end of period	$14.03	$10.51	$17.40	$21.53	$15.92	$13.87
Number of accumulation units outstanding at end of period	10,772	11,635	12,903	10,470	8,708	4,329
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$6.57	$10.15	$10.03	$9.44
Value at end of period	$8.05	$6.57	$10.15	$10.03
Number of accumulation units outstanding at end of period	6,745	6,368	5,007	1,307
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$6.77	$11.34	$11.08	$9.86
Value at end of period	$8.76	$6.77	$11.34	$11.08
Number of accumulation units outstanding at end of period	37,350	38,967	7,422	3,323
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.97	$12.80	$12.00	$10.72	$9.88	$8.97
Value at end of period	$10.58	$8.97	$12.80	$12.00	$10.72	$9.88
Number of accumulation units outstanding at end of period	14,048	23,335	13,018	11,716	11,260	1,230
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.66	$12.16	$11.09	$10.69	$10.44
Value at end of period	$12.12	$8.66	$12.16	$11.09	$10.69
Number of accumulation units outstanding at end of period	1,532	831	1,002	106	107
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.87	$14.83	$13.18	$11.99	$11.09
Value at end of period	$12.13	$8.87	$14.83	$13.18	$11.99
Number of accumulation units outstanding at end of period	37,078	39,804	9,861	5,508	1,774

Empire Traditions

CFI 42

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$5.56	$9.05
Value at end of period	$6.65	$5.56
Number of accumulation units outstanding at end of period	8,547	9,528
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during December 2006)
Value at beginning of period	$7.64	$10.99	$10.90	$10.88
Value at end of period	$9.91	$7.64	$10.99	$10.90
Number of accumulation units outstanding at end of period	90,356	89,829	68,290	10,294
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$7.25	$11.86	$12.69
Value at end of period	$9.01	$7.25	$11.86
Number of accumulation units outstanding at end of period	33,702	39,063	16,600
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$6.06	$9.58	$10.03
Value at end of period	$7.75	$6.06	$9.58
Number of accumulation units outstanding at end of period	95,148	85,823	67,967
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.09	$20.85	$15.93	$13.35	$13.18
Value at end of period	$16.33	$12.09	$20.85	$15.93	$13.35
Number of accumulation units outstanding at end of period	90,895	135,835	12,207	4,546	416
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$6.08	$5.84
Value at end of period	$7.77	$6.08
Number of accumulation units outstanding at end of period	21,523	1,117
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.33
Value at end of period	$12.93
Number of accumulation units outstanding at end of period	10
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$7.08	$11.52	$11.19	$9.96	$9.64	$8.90
Value at end of period	$8.56	$7.08	$11.52	$11.19	$9.96	$9.64
Number of accumulation units outstanding at end of period	15,752	16,265	19,475	19,376	16,141	9,183
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.33	$15.25	$14.75	$13.75	$12.63	$11.05
Value at end of period	$12.05	$9.33	$15.25	$14.75	$13.75	$12.63
Number of accumulation units outstanding at end of period	15,664	21,398	22,701	18,784	22,970	16,939
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.64	$14.79	$16.10	$14.44	$13.69	$11.44
Value at end of period	$11.80	$9.64	$14.79	$16.10	$14.44	$13.69
Number of accumulation units outstanding at end of period	22,653	26,984	28,177	23,049	31,178	22,926

Empire Traditions

CFI 43

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$9.58	$10.67	$10.27	$10.12
Value at end of period	$10.47	$9.58	$10.67	$10.27
Number of accumulation units outstanding at end of period	48,960	41,886	14,737	13,225
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$4.74
Value at end of period	$7.58
Number of accumulation units outstanding at end of period	14,631
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.37	$18.68	$15.73	$13.01	$11.45	$11.01
Value at end of period	$12.55	$9.37	$18.68	$15.73	$13.01	$11.45
Number of accumulation units outstanding at end of period	25,358	25,797	11,090	740	544	545
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.90	$24.86	$18.27	$13.69	$10.83
Value at end of period	$20.07	$11.90	$24.86	$18.27	$13.69
Number of accumulation units outstanding at end of period	35,609	46,737	12,968	7,145	2,294
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.17	$16.98	$16.89	$14.75	$13.84	$11.68
Value at end of period	$13.79	$11.17	$16.98	$16.89	$14.75	$13.84
Number of accumulation units outstanding at end of period	14,199	12,691	12,523	13,748	16,332	12,188
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.91	$14.40	$14.91	$13.01	$12.77	$10.74
Value at end of period	$12.40	$9.91	$14.40	$14.91	$13.01	$12.77
Number of accumulation units outstanding at end of period	14,549	12,694	7,752	10,286	8,103	1,982
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$7.88	$13.22	$13.72	$12.69	$11.62	$11.31
Value at end of period	$10.22	$7.88	$13.22	$13.72	$12.69	$11.62
Number of accumulation units outstanding at end of period	6,079	6,099	5,120	3,434	3,150	2,601
ING LIQUID ASSETS PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.95	$15.85	$15.37	$14.94	$14.80	$14.87
Value at end of period	$15.72	$15.95	$15.85	$15.37	$14.94	$14.80
Number of accumulation units outstanding at end of period	467,470	465,880	284,764	25,705	30,531	18,611
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.12	$13.84	$12.34	$11.97	$11.19	$9.92
Value at end of period	$10.29	$8.12	$13.84	$12.34	$11.97	$11.19
Number of accumulation units outstanding at end of period	33,996	34,277	9,618	6,447	5,760	524
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during July 2005)
Value at beginning of period	$8.87	$17.88	$15.10	$12.39	$10.36
Value at end of period	$11.99	$8.87	$17.88	$15.10	$12.39
Number of accumulation units outstanding at end of period	23,888	29,419	12,279	7,923	7,995

Empire Traditions

CFI 44

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$20.29	$26.59	$26.03	$23.66	$23.40	$21.43
Value at end of period	$23.51	$20.29	$26.59	$26.03	$23.66	$23.40
Number of accumulation units outstanding at end of period	30,370	32,917	31,987	27,932	28,026	15,923
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.19	$18.29	$14.61	$11.37	$10.57
Value at end of period	$14.61	$11.19	$18.29	$14.61	$11.37
Number of accumulation units outstanding at end of period	36,176	40,914	20,630	11,383	14,002
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.46	$9.72
Value at end of period	$8.95	$6.46
Number of accumulation units outstanding at end of period	1,704	1,738
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS)
(Fund first available during May 2003)
Value at beginning of period	$8.52	$14.54	$13.88	$11.98	$10.06
Value at end of period	$11.69	$8.52	$14.54	$13.88	$11.98
Number of accumulation units outstanding at end of period	2,654	2,922	3,185	3,225	3,300
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Fund first available during May 2003)
Value at beginning of period	$9.54	$16.31	$15.61	$13.51	$12.14	$10.74
Value at end of period	$13.06	$9.54	$16.31	$15.61	$13.51	$12.14
Number of accumulation units outstanding at end of period	68,485	79,077	76,580	92,843	18,655	2,249
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$6.55	$10.38	$10.28	$9.04	$8.61	$7.98
Value at end of period	$7.39	$6.55	$10.38	$10.28	$9.04	$8.61
Number of accumulation units outstanding at end of period	6,199	6,176	6,160	6,162	6,223	0
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.11	$11.97	$11.85	$11.07	$10.80	$10.00
Value at end of period	$13.38	$9.11	$11.97	$11.85	$11.07	$10.80
Number of accumulation units outstanding at end of period	24,780	29,427	33,391	29,371	24,715	14,808
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.82	$14.47	$13.51	$13.18	$13.09	$12.71
Value at end of period	$16.66	$14.82	$14.47	$13.51	$13.18	$13.09
Number of accumulation units outstanding at end of period	175,930	128,707	42,625	29,043	27,791	16,547
ING PIONEER FUND PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$8.32	$12.97	$12.57	$10.95	$10.64
Value at end of period	$10.15	$8.32	$12.97	$12.57	$10.95
Number of accumulation units outstanding at end of period	188	853	2,494	2,254	1,354
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.18	$12.44	$12.00	$10.87	$10.63
Value at end of period	$10.05	$8.18	$12.44	$12.00	$10.87
Number of accumulation units outstanding at end of period	27,247	28,956	14,042	14,665	10,960

Empire Traditions

CFI 45

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$8.33
Value at end of period	$8.31
Number of accumulation units outstanding at end of period	12,369
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.21
Value at end of period	$9.37
Number of accumulation units outstanding at end of period	328,694
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.49
Value at end of period	$9.62
Number of accumulation units outstanding at end of period	353,512
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.85
Number of accumulation units outstanding at end of period	246,913
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.83
Value at end of period	$12.66
Number of accumulation units outstanding at end of period	10,982
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.69	$10.04
Value at end of period	$8.12	$6.69
Number of accumulation units outstanding at end of period	77,691	1,729
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.63
Value at end of period	$12.48
Number of accumulation units outstanding at end of period	8,871
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.55
Value at end of period	$12.96
Number of accumulation units outstanding at end of period	21,184
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.11	$9.36
Value at end of period	$8.40	$6.11
Number of accumulation units outstanding at end of period	6,320	4,310
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.95	$10.03
Value at end of period	$8.63	$6.95
Number of accumulation units outstanding at end of period	4,130	2,245

Empire Traditions

CFI 46

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.15	$14.24	$13.20	$11.95	$12.01
Value at end of period	$11.75	$9.15	$14.24	$13.20	$11.95
Number of accumulation units outstanding at end of period	4	483	483	4	4
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.13	$10.46
Value at end of period	$8.92	$7.13
Number of accumulation units outstanding at end of period	9,616	8,988
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.03	$12.68	$12.36	$10.97	$10.54
Value at end of period	$11.82	$9.03	$12.68	$12.36	$10.97
Number of accumulation units outstanding at end of period	56,847	57,846	20,609	15,830	3,518
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.53	$13.50	$13.34	$11.40	$11.16	$10.03
Value at end of period	$10.48	$8.53	$13.50	$13.34	$11.40	$11.16
Number of accumulation units outstanding at end of period	46,061	45,746	33,210	41,437	36,317	17,573
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$5.75	$9.08
Value at end of period	$8.06	$5.75
Number of accumulation units outstanding at end of period	1,377	1,771
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$7.37	$12.63	$11.16	$9.27
Value at end of period	$9.55	$7.37	$12.63	$11.16
Number of accumulation units outstanding at end of period	180,249	197,568	101,442	22
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$8.19	$13.83	$13.74	$11.47	$10.61
Value at end of period	$10.65	$8.19	$13.83	$13.74	$11.47
Number of accumulation units outstanding at end of period	68,904	75,591	83,709	6,010	779
ING THORNBURG VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$6.09	$10.28	$9.76	$8.50	$8.52	$8.02
Value at end of period	$8.66	$6.09	$10.28	$9.76	$8.50	$8.52
Number of accumulation units outstanding at end of period	214	235	308	370	1,966	2,044
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.17	$9.78
Value at end of period	$10.55	$10.17
Number of accumulation units outstanding at end of period	40,997	16,431
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$7.84	$13.30	$13.41	$11.94	$10.85
Value at end of period	$10.13	$7.84	$13.30	$13.41	$11.94
Number of accumulation units outstanding at end of period	1,527	2,012	1,984	1,489	1,867

Empire Traditions

CFI 47

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$8.39	$13.45	$14.01	$12.30	$12.10	$10.55
Value at end of period	$10.60	$8.39	$13.45	$14.01	$12.30	$12.10
Number of accumulation units outstanding at end of period	4,755	4,865	4,665	6,320	4,566	2,111
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.12	$12.14	$11.97	$10.83	$10.64
Value at end of period	$10.96	$9.12	$12.14	$11.97	$10.83
Number of accumulation units outstanding at end of period	26,682	26,994	8,804	8,794	6,628
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$9.58	$13.65	$12.67	$10.98
Value at end of period	$12.14	$9.58	$13.65	$12.67
Number of accumulation units outstanding at end of period	7,152	4,369	5,190	34
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.48	$12.74	$12.64	$11.09	$10.87
Value at end of period	$10.33	$8.48	$12.74	$12.64	$11.09
Number of accumulation units outstanding at end of period	12,327	10,945	7,776	4,601	791
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$7.14	$10.80	$11.42	$10.18
Value at end of period	$9.12	$7.14	$10.80	$11.42
Number of accumulation units outstanding at end of period	2,229	1,421	1,607	3,361
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$6.06	$9.95
Value at end of period	$7.73	$6.06
Number of accumulation units outstanding at end of period	68,411	70,654
PROFUND VP BULL
(Fund first available during May 2003)
Value at beginning of period	$6.14	$10.03	$9.86	$8.83	$8.75	$8.29
Value at end of period	$7.51	$6.14	$10.03	$9.86	$8.83	$8.75
Number of accumulation units outstanding at end of period	682	683	1,354	2,561	2,452	2,451
PROFUND VP EUROPE 30
(Fund first available during May 2003)
Value at beginning of period	$7.00	$12.72	$11.30	$9.78	$9.21	$8.68
Value at end of period	$9.09	$7.00	$12.72	$11.30	$9.78	$9.21
Number of accumulation units outstanding at end of period	385	573	931	966	985	848
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$4.55	$7.47	$8.02	$7.41	$8.19	$9.03
Value at end of period	$5.92	$4.55	$7.47	$8.02	$7.41	$8.19
Number of accumulation units outstanding at end of period	2,787	2,850	3,677	3,305	3,253	1,230

Empire Traditions

CFI 48

	Condensed Financial Information (continued)

	Separate Account Annual Charges of 1.90%

	2009	2008	2007	2006	2005	2004

COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2005)
Value at beginning of period	$8.93	$12.67	$13.26	$11.32	$11.24
Value at end of period	$10.95	$8.93	$12.67	$13.26	$11.32
Number of accumulation units outstanding at end of period	174	174	174	174	174
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.88	$14.77
Value at end of period	$13.13	$9.88
Number of accumulation units outstanding at end of period	1,389	1,389
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$7.35	$13.11	$13.19	$11.21	$10.83	$9.92
Value at end of period	$9.37	$7.35	$13.11	$13.19	$11.21	$10.83
Number of accumulation units outstanding at end of period	486	490	817	968	841	269
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.53	$14.07	$13.73	$12.21	$11.82	$10.97
Value at end of period	$10.93	$8.53	$14.07	$13.73	$12.21	$11.82
Number of accumulation units outstanding at end of period	8,688	8,939	8,059	6,230	5,943	4,853
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.63	$15.80	$14.41	$13.39	$11.81	$10.75
Value at end of period	$11.75	$8.63	$15.80	$14.41	$13.39	$11.81
Number of accumulation units outstanding at end of period	5,830	5,985	6,403	3,964	4,313	4,629
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.30	$21.79	$18.60	$16.02	$13.50	$11.60
Value at end of period	$17.17	$12.30	$21.79	$18.60	$16.02	$13.50
Number of accumulation units outstanding at end of period	1,825	1,894	1,467	643	758	455
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during November 2005)
Value at beginning of period	$7.44	$12.91	$12.40	$10.97	$10.72
Value at end of period	$9.87	$7.44	$12.91	$12.40	$10.97
Number of accumulation units outstanding at end of period	182	182	182	182	182
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.34
Value at end of period	$9.70
Number of accumulation units outstanding at end of period	1,155
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.61	$10.97	$11.54
Value at end of period	$9.86	$7.61	$10.97
Number of accumulation units outstanding at end of period	6,022	3,799	1,744

Empire Traditions

CFI 49

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.23	$11.85	$12.76
Value at end of period	$8.98	$7.23	$11.85
Number of accumulation units outstanding at end of period	1,377	1,457	789
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.04	$9.57	$10.19
Value at end of period	$7.72	$6.04	$9.57
Number of accumulation units outstanding at end of period	2,901	3,100	2,883
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$7.00	$11.40	$11.10	$10.14
Value at end of period	$8.45	$7.00	$11.40	$11.10
Number of accumulation units outstanding at end of period	282	283	283	404
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.23	$15.10	$14.63	$13.66	$12.56	$11.33
Value at end of period	$11.90	$9.23	$15.10	$14.63	$13.66	$12.56
Number of accumulation units outstanding at end of period	139	139	139	199	2,791	2,791
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.84	$24.76	$18.23	$13.68	$12.54
Value at end of period	$19.92	$11.84	$24.76	$18.23	$13.68
Number of accumulation units outstanding at end of period	155	155	156	156	156
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.06	$16.84	$16.77	$14.67	$13.78	$12.93
Value at end of period	$13.63	$11.06	$16.84	$16.77	$14.67	$13.78
Number of accumulation units outstanding at end of period	1,271	1,271	1,270	1,271	1,271	1,630
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period		$14.28	$14.81	$12.94	$12.72	$10.80
Value at end of period		$9.81	$14.28	$14.81	$12.94	$12.72
Number of accumulation units outstanding at end of period		0	2,622	2,940	2,941	2,941
ING LIQUID ASSETS PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.48	$15.40	$14.96	$14.56	$14.44	$14.57
Value at end of period	$15.23	$15.48	$15.40	$14.96	$14.56	$14.44
Number of accumulation units outstanding at end of period	65,197	55,556	2,750	2,799	1,031	1,549
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.06	$13.77	$12.29	$11.94	$11.53
Value at end of period	$10.20	$8.06	$13.77	$12.29	$11.94
Number of accumulation units outstanding at end of period	169	169	169	169	169
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$19.86	$26.07	$25.55	$23.26	$23.04	$21.14
Value at end of period	$22.97	$19.86	$26.07	$25.55	$23.26	$23.04
Number of accumulation units outstanding at end of period	1,409	1,431	1,166	1,440	1,350	472

Empire Traditions

CFI 50

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.05	$11.91	$11.80	$11.04	$10.78	$10.00
Value at end of period	$13.26	$9.05	$11.91	$11.80	$11.04	$10.78
Number of accumulation units outstanding at end of period	888	888	1,987	2,129	2,129	1,526
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.50	$14.18	$13.26	$12.96	$12.89	$12.53
Value at end of period	$16.28	$14.50	$14.18	$13.26	$12.96	$12.89
Number of accumulation units outstanding at end of period	7,785	8,227	2,355	2,455	2,428	2,003
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.13	$12.39	$11.97	$10.86	$10.34
Value at end of period	$9.98	$8.13	$12.39	$11.97	$10.86
Number of accumulation units outstanding at end of period	189	189	936	189	189
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.21
Value at end of period	$9.36
Number of accumulation units outstanding at end of period	10,212
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.85
Number of accumulation units outstanding at end of period	2,336
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.55
Value at end of period	$12.95
Number of accumulation units outstanding at end of period	124
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.94	$10.03
Value at end of period	$8.61	$6.94
Number of accumulation units outstanding at end of period	1,817	1,817
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$9.10	$14.18	$13.16	$12.96
Value at end of period	$11.67	$9.10	$14.18	$13.16
Number of accumulation units outstanding at end of period	110	111	111	158
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.55
Value at end of period	$11.74
Number of accumulation units outstanding at end of period	2,200
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.47	$13.43	$13.28	$11.37	$11.12
Value at end of period	$10.39	$8.47	$13.43	$13.28	$11.37
Number of accumulation units outstanding at end of period	491	492	893	1,046	906

Empire Traditions

CFI 51

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$9.07	$8.72
Value at end of period	$10.89	$9.07
Number of accumulation units outstanding at end of period	898	994
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.43	$12.68	$12.60	$11.07	$10.87
Value at end of period	$10.25	$8.43	$12.68	$12.60	$11.07
Number of accumulation units outstanding at end of period	147	147	557	714	568
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$4.52	$7.42	$7.98	$7.39	$8.17	$8.26
Value at end of period	$5.86	$4.52	$7.42	$7.98	$7.39	$8.17
Number of accumulation units outstanding at end of period	1,991	1,990	1,992	1,992	1,990	2,621

	Separate Account Annual Charges of 1.95%

	2009	2008	2007	2006	2005	2004

AIM V.I. LEISURE FUND
(Fund first available during May 2003)
Value at beginning of period	$7.61	$13.63	$14.01	$11.47	$11.70
Value at end of period	$9.91	$7.61	$13.63	$14.01	$11.47
Number of accumulation units outstanding at end of period	6,978	7,062	6,743	6,942	7,494
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.96	$10.11
Value at end of period	$9.44	$7.96
Number of accumulation units outstanding at end of period	57,180	50,907
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during September 2005)
Value at beginning of period	$8.91	$12.65	$13.25	$11.32	$11.11
Value at end of period	$10.92	$8.91	$12.65	$13.25	$11.32
Number of accumulation units outstanding at end of period	8,750	8,596	9,169	8,888	5,994
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.11	$16.21	$14.09	$12.90	$11.28	$10.45
Value at end of period	$12.10	$9.11	$16.21	$14.09	$12.90	$11.28
Number of accumulation units outstanding at end of period	170,171	150,445	70,389	36,930	19,175	1,350
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$7.38	$13.17	$13.26	$11.28	$10.89	$10.11
Value at end of period	$9.40	$7.38	$13.17	$13.26	$11.28	$10.89
Number of accumulation units outstanding at end of period	17,999	18,282	16,244	13,861	13,897	1,969

Empire Traditions

CFI 52

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.16	$10.01
Value at end of period	$8.66	$7.16
Number of accumulation units outstanding at end of period	26,071	16,315
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$8.80	$9.97
Value at end of period	$9.68	$8.80
Number of accumulation units outstanding at end of period	94,555	69,464
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$7.83	$12.92	$12.61	$11.22	$10.87	$10.13
Value at end of period	$10.02	$7.83	$12.92	$12.61	$11.22	$10.87
Number of accumulation units outstanding at end of period	141,454	113,984	68,521	46,015	67,163	565
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.20	$15.01	$13.70	$12.74	$11.24	$10.12
Value at end of period	$11.15	$8.20	$15.01	$13.70	$12.74	$11.24
Number of accumulation units outstanding at end of period	249,007	231,948	170,857	81,723	93,650	1,205
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$10.44	$18.50	$15.81	$13.62	$11.49	$10.33
Value at end of period	$14.57	$10.44	$18.50	$15.81	$13.62	$11.49
Number of accumulation units outstanding at end of period	101,485	86,930	64,711	30,497	28,586	2,179
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$10.69
Value at end of period	$13.97
Number of accumulation units outstanding at end of period	1,520
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.80	$19.54	$17.11	$13.51	$11.94	$11.56
Value at end of period	$12.73	$10.80	$19.54	$17.11	$13.51	$11.94
Number of accumulation units outstanding at end of period	32,053	36,640	33,604	15,111	12,212	450
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$7.42	$12.89	$12.39	$10.96	$10.52
Value at end of period	$9.84	$7.42	$12.89	$12.39	$10.96
Number of accumulation units outstanding at end of period	50,306	40,637	16,201	14,573	7,892
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.03
Value at end of period	$10.54
Number of accumulation units outstanding at end of period	40,111
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$7.61	$12.74	$12.17	$11.59	$10.87
Value at end of period	$9.72	$7.61	$12.74	$12.17	$11.59
Number of accumulation units outstanding at end of period	10,345	8,468	5,474	192	194

Empire Traditions

CFI 53

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$8.24	$13.00	$12.71	$11.43
Value at end of period	$9.12	$8.24	$13.00	$12.71
Number of accumulation units outstanding at end of period	665	2,052	2,014	1,383
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.48	$9.99
Value at end of period	$9.69	$6.48
Number of accumulation units outstanding at end of period	31,724	37,329
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.90	$14.77	$18.31	$13.57	$11.85	$10.79
Value at end of period	$11.86	$8.90	$14.77	$18.31	$13.57	$11.85
Number of accumulation units outstanding at end of period	28,196	24,967	24,476	11,307	9,696	1,991
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during January 2007)
Value at beginning of period	$7.10	$12.34	$13.90
Value at end of period	$9.29	$7.10	$12.34
Number of accumulation units outstanding at end of period	23,035	23,106	7,893
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$6.54	$10.11	$10.12
Value at end of period	$7.99	$6.54	$10.11
Number of accumulation units outstanding at end of period	28,857	26,915	3,275
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2006)
Value at beginning of period	$6.73	$11.29	$11.06	$9.91
Value at end of period	$8.69	$6.73	$11.29	$11.06
Number of accumulation units outstanding at end of period	41,819	46,883	11,531	6,897
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.70	$13.88	$13.04	$11.68	$10.78	$10.47
Value at end of period	$11.43	$9.70	$13.88	$13.04	$11.68	$10.78
Number of accumulation units outstanding at end of period	19,643	20,618	12,131	3,811	4,500	497
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.24	$13.01	$11.88	$11.48	$10.29
Value at end of period	$12.90	$9.24	$13.01	$11.88	$11.48
Number of accumulation units outstanding at end of period	6,521	61	61	62	1,033
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.80	$14.74	$13.14	$11.97	$11.45
Value at end of period	$12.01	$8.80	$14.74	$13.14	$11.97
Number of accumulation units outstanding at end of period	34,153	32,504	12,281	5,700	5,245
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$5.54	$9.38
Value at end of period	$6.62	$5.54
Number of accumulation units outstanding at end of period	4,248	353

Empire Traditions

CFI 54

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING FRANKLIN INCOME PORTFOLIO
(Fund first available during October 2006)
Value at beginning of period	$7.60	$10.96	$10.88	$10.51
Value at end of period	$9.84	$7.60	$10.96	$10.88
Number of accumulation units outstanding at end of period	66,231	56,147	23,365	460
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$7.22	$11.84	$12.84
Value at end of period	$8.96	$7.22	$11.84
Number of accumulation units outstanding at end of period	10,477	9,955	8,272
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.03	$9.57	$10.10
Value at end of period	$7.71	$6.03	$9.57
Number of accumulation units outstanding at end of period	104,672	81,079	34,315
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.99	$20.73	$15.87	$13.33	$11.21
Value at end of period	$16.17	$11.99	$20.73	$15.87	$13.33
Number of accumulation units outstanding at end of period	49,247	47,914	10,111	1,770	291
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.06	$8.40
Value at end of period	$7.73	$6.06
Number of accumulation units outstanding at end of period	25,334	146
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.06
Value at end of period	$12.91
Number of accumulation units outstanding at end of period	5,063
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$7.98	$13.01	$12.66	$11.30	$10.96	$10.21
Value at end of period	$9.63	$7.98	$13.01	$12.66	$11.30	$10.96
Number of accumulation units outstanding at end of period	9,150	12,041	11,820	10,617	9,284	2,182
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$8.35	$13.68	$13.26	$12.39	$11.40	$10.26
Value at end of period	$10.77	$8.35	$13.68	$13.26	$12.39	$11.40
Number of accumulation units outstanding at end of period	15,535	18,852	19,406	17,362	12,724	2
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$8.18	$12.58	$13.72	$12.33	$11.71	$10.46
Value at end of period	$9.99	$8.18	$12.58	$13.72	$12.33	$11.71
Number of accumulation units outstanding at end of period	3,099	4,598	6,392	5,528	4,559	1,902
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.50	$10.61	$10.24	$10.06	$10.07
Value at end of period	$10.37	$9.50	$10.61	$10.24	$10.06
Number of accumulation units outstanding at end of period	99,829	82,691	20,190	4,094	2,553

Empire Traditions

CFI 55

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.04	$9.52
Value at end of period	$7.55	$6.04
Number of accumulation units outstanding at end of period	3,669	3,847
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$9.63	$19.25	$16.24	$13.46	$11.80
Value at end of period	$12.88	$9.63	$19.25	$16.24	$13.46
Number of accumulation units outstanding at end of period	16,468	21,711	15,884	487	42
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.81	$24.72	$18.21	$13.67	$10.50
Value at end of period	$19.87	$11.81	$24.72	$18.21	$13.67
Number of accumulation units outstanding at end of period	39,776	39,218	21,548	3,608	6,864
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$8.94	$13.62	$13.58	$11.88	$11.17	$10.38
Value at end of period	$11.02	$8.94	$13.62	$13.58	$11.88	$11.17
Number of accumulation units outstanding at end of period	10,124	2,944	1,765	1,729	1,746	124
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.10	$13.25	$13.75	$12.03	$11.83	$10.64
Value at end of period	$11.37	$9.10	$13.25	$13.75	$12.03	$11.83
Number of accumulation units outstanding at end of period	20,343	19,353	19,463	17,788	19,006	38
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$7.42	$12.48	$12.98	$12.03	$11.03	$9.99
Value at end of period	$9.61	$7.42	$12.48	$12.98	$12.03	$11.03
Number of accumulation units outstanding at end of period	4,804	4,817	4,898	3,847	4,480	382
ING LIQUID ASSETS PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.67	$10.62	$10.32	$10.06	$9.98	$9.99
Value at end of period	$10.49	$10.67	$10.62	$10.32	$10.06	$9.98
Number of accumulation units outstanding at end of period	192,945	298,444	112,965	171,907	23,926	9,833
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.21	$14.02	$12.53	$12.17	$11.40
Value at end of period	$10.38	$8.21	$14.02	$12.53	$12.17
Number of accumulation units outstanding at end of period	12,003	10,198	11,550	12,535	10,016
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$8.80	$17.78	$15.04	$12.37	$11.19
Value at end of period	$11.88	$8.80	$17.78	$15.04	$12.37
Number of accumulation units outstanding at end of period	16,095	21,344	7,578	1,874	2,313
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.23	$12.12	$11.88	$10.83	$10.73	$10.07
Value at end of period	$10.67	$9.23	$12.12	$11.88	$10.83	$10.73
Number of accumulation units outstanding at end of period	72,257	67,211	32,684	28,833	29,106	7,039

Empire Traditions

CFI 56

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING MFS UTILITIES PORTFOLIO
(Fund first available during August 2005)
Value at beginning of period	$11.11	$18.19	$14.56	$11.35	$11.14
Value at end of period	$14.46	$11.11	$18.19	$14.56	$11.35
Number of accumulation units outstanding at end of period	32,280	31,595	23,277	9,178	9,115
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.45	$10.02
Value at end of period	$8.92	$6.45
Number of accumulation units outstanding at end of period	18,595	14,490
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$13.05
Value at end of period	$13.33
Number of accumulation units outstanding at end of period	624
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS)
(Fund first available during May 2003)
Value at beginning of period	$8.46	$14.45	$13.83	$11.96	$10.06
Value at end of period	$11.58	$8.46	$14.45	$13.83	$11.96
Number of accumulation units outstanding at end of period	1,622	1,672	1,694	1,731	1,796
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Fund first available during May 2003)
Value at beginning of period	$9.08	$15.57	$14.93	$12.95	$11.66	$11.42
Value at end of period	$12.41	$9.08	$15.57	$14.93	$12.95	$11.66
Number of accumulation units outstanding at end of period	39,987	44,537	41,585	25,302	18,154	4
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$8.09	$12.85	$12.76	$11.24	$10.73	$10.11
Value at end of period	$9.11	$8.09	$12.85	$12.76	$11.24	$10.73
Number of accumulation units outstanding at end of period	3	3	3	3	49	49
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$8.78	$11.56	$11.46	$10.73	$10.49	$10.46
Value at end of period	$12.86	$8.78	$11.56	$11.46	$10.73	$10.49
Number of accumulation units outstanding at end of period	44,081	47,575	46,747	18,033	13,314	994
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.36	$11.12	$10.41	$10.17	$10.12	$10.07
Value at end of period	$12.75	$11.36	$11.12	$10.41	$10.17	$10.12
Number of accumulation units outstanding at end of period	299,566	251,258	42,736	21,768	17,455	5,993
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.26	$12.90	$12.52	$10.94	$10.11
Value at end of period	$10.05	$8.26	$12.90	$12.52	$10.94
Number of accumulation units outstanding at end of period	542	504	483	55	102
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.11	$12.37	$11.96	$10.86	$10.36
Value at end of period	$9.96	$8.11	$12.37	$11.96	$10.86
Number of accumulation units outstanding at end of period	47,737	39,531	25,790	25,216	22,987

Empire Traditions

CFI 57

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.25
Value at end of period	$8.31
Number of accumulation units outstanding at end of period	1,552
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.21
Value at end of period	$9.36
Number of accumulation units outstanding at end of period	295,045
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.49
Value at end of period	$9.62
Number of accumulation units outstanding at end of period	393,638
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.85
Number of accumulation units outstanding at end of period	182,135
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.83
Value at end of period	$12.64
Number of accumulation units outstanding at end of period	3,015
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$5.84
Value at end of period	$8.09
Number of accumulation units outstanding at end of period	43,807
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.63
Value at end of period	$12.46
Number of accumulation units outstanding at end of period	2,795
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.82
Value at end of period	$12.94
Number of accumulation units outstanding at end of period	9,184
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.11	$10.11
Value at end of period	$8.36	$6.11
Number of accumulation units outstanding at end of period	3,505	5,947
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.94	$10.21
Value at end of period	$8.60	$6.94
Number of accumulation units outstanding at end of period	12,851	11,998

Empire Traditions

CFI 58

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.08	$14.16	$13.15	$11.94	$11.33
Value at end of period	$11.64	$9.08	$14.16	$13.15	$11.94
Number of accumulation units outstanding at end of period	4,871	4,851	4,999	5,033	9,557
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.12	$10.18
Value at end of period	$8.88	$7.12
Number of accumulation units outstanding at end of period	19,512	15,090
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.96	$12.61	$12.32	$10.96	$10.65
Value at end of period	$11.71	$8.96	$12.61	$12.32	$10.96
Number of accumulation units outstanding at end of period	149,934	146,473	79,547	38,700	14,985
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.34	$13.23	$13.09	$11.21	$11.02
Value at end of period	$10.22	$8.34	$13.23	$13.09	$11.21
Number of accumulation units outstanding at end of period	28,261	24,787	18,866	18,406	17,281
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$5.73	$10.14	$10.39
Value at end of period	$8.01	$5.73	$10.14
Number of accumulation units outstanding at end of period	25,388	6,525	422
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.33	$12.59	$11.15
Value at end of period	$9.47	$7.33	$12.59
Number of accumulation units outstanding at end of period	29,542	24,304	4,263
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Fund first available during January 2006)
Value at beginning of period	$8.13	$13.75	$13.69	$11.79
Value at end of period	$10.55	$8.13	$13.75	$13.69
Number of accumulation units outstanding at end of period	9,237	7,561	1,825	559
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.16	$9.96
Value at end of period	$10.51	$10.16
Number of accumulation units outstanding at end of period	11,669	1,075
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$7.75	$13.18	$13.32	$11.88	$11.05
Value at end of period	$10.00	$7.75	$13.18	$13.32	$11.88
Number of accumulation units outstanding at end of period	1,967	2,060	2,024	2,772	1,350
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$7.65	$12.29	$12.83	$11.29	$11.13	$10.34
Value at end of period	$9.65	$7.65	$12.29	$12.83	$11.29	$11.13
Number of accumulation units outstanding at end of period	64,213	56,759	45,110	31,012	20,154	43

Empire Traditions

CFI 59

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.05	$12.07	$11.92	$10.82	$10.65
Value at end of period	$10.86	$9.05	$12.07	$11.92	$10.82
Number of accumulation units outstanding at end of period	40,768	38,316	8,253	3,906	1,947
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during November 2005)
Value at beginning of period	$9.51	$13.58	$12.62	$10.61	$10.34
Value at end of period	$12.02	$9.51	$13.58	$12.62	$10.61
Number of accumulation units outstanding at end of period	29,844	26,358	22,318	6,966	5,004
ING VAN KAMPEN GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.98
Value at end of period	$12.28
Number of accumulation units outstanding at end of period	687
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.42	$12.66	$12.59	$11.07	$10.67
Value at end of period	$10.23	$8.42	$12.66	$12.59	$11.07
Number of accumulation units outstanding at end of period	4,153	3,694	3,633	4,060	406
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during July 2006)
Value at beginning of period	$7.09	$10.76	$11.39	$10.64
Value at end of period	$9.04	$7.09	$10.76	$11.39
Number of accumulation units outstanding at end of period	4,310	1,519	1,604	409
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.05	$10.34
Value at end of period	$7.70	$6.05
Number of accumulation units outstanding at end of period	43,491	10,049
PROFUND VP EUROPE 30
(Fund first available during May 2003)
Value at beginning of period	$8.52	$15.52	$13.81	$11.99	$11.31	$10.57
Value at end of period	$11.05	$8.52	$15.52	$13.81	$11.99	$11.31
Number of accumulation units outstanding at end of period	2,688	2,688	2,688	2,689	2,708	38
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$5.19	$8.54	$9.19	$8.51	$9.42	$9.62
Value at end of period	$6.73	$5.19	$8.54	$9.19	$8.51	$9.42
Number of accumulation units outstanding at end of period	11,772	12,291	13,137	12,579	10,503	794

Empire Traditions

CFI 60

	Condensed Financial Information (continued)

	Separate Account Annual Charges of 2.10%

	2009	2008	2007	2006	2005	2004

AIM V.I. LEISURE FUND
(Fund first available during May 2003)
Value at beginning of period	$7.56	$13.56	$13.96	$11.44	$11.71
Value at end of period	$9.83	$7.56	$13.56	$13.96	$11.44
Number of accumulation units outstanding at end of period	1,968	2,072	1,735	1,934	1,026
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.95	$9.11
Value at end of period	$9.41	$7.95
Number of accumulation units outstanding at end of period	3,273	2,087
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.05	$16.13	$14.04	$12.87	$11.27	$11.03
Value at end of period	$12.00	$9.05	$16.13	$14.04	$12.87	$11.27
Number of accumulation units outstanding at end of period	4,919	5,528	5,426	2,689	925	138
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$7.33	$13.10	$13.21	$11.25	$10.92
Value at end of period	$9.32	$7.33	$13.10	$13.21	$11.25
Number of accumulation units outstanding at end of period	2,874	2,953	1,735	1,468	791
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$8.79	$10.01
Value at end of period	$9.65	$8.79
Number of accumulation units outstanding at end of period	8,877	5,198
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$7.78	$12.86	$12.57	$11.20	$10.86	$10.64
Value at end of period	$9.94	$7.78	$12.86	$12.57	$11.20	$10.86
Number of accumulation units outstanding at end of period	16,185	12,582	9,576	4,148	959	143
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$8.14	$14.93	$13.65	$12.71	$11.23	$10.90
Value at end of period	$11.06	$8.14	$14.93	$13.65	$12.71	$11.23
Number of accumulation units outstanding at end of period	87,630	90,878	90,235	4,612	1,046	420
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$10.37	$18.41	$15.75	$13.59	$11.59
Value at end of period	$14.45	$10.37	$18.41	$15.75	$13.59
Number of accumulation units outstanding at end of period	7,563	7,898	8,465	4,059	885
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$10.73	$19.44	$17.05	$14.13
Value at end of period	$12.63	$10.73	$19.44	$17.05
Number of accumulation units outstanding at end of period	4,928	5,688	4,038	618

Empire Traditions

CFI 61

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$7.38	$12.83	$12.36	$11.57
Value at end of period	$9.77	$7.38	$12.83	$12.36
Number of accumulation units outstanding at end of period	3,093	3,615	2,189	548
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.01
Value at end of period	$10.53
Number of accumulation units outstanding at end of period	1,421
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.57	$12.69	$13.12
Value at end of period	$9.65	$7.57	$12.69
Number of accumulation units outstanding at end of period	4,093	4,010	771
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.47	$9.99
Value at end of period	$9.67	$6.47
Number of accumulation units outstanding at end of period	3,161	1,455
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$7.08	$12.30	$14.45
Value at end of period	$9.24	$7.08	$12.30
Number of accumulation units outstanding at end of period	3,831	4,154	1,411
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
Value at beginning of period	$8.84	$14.69	$18.25
Value at end of period	$11.76	$8.84	$14.69
Number of accumulation units outstanding at end of period	536	551	545
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.51	$10.09	$10.68
Value at end of period	$7.95	$6.51	$10.09
Number of accumulation units outstanding at end of period	964	939	967
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$6.70	$11.26	$11.31
Value at end of period	$8.63	$6.70	$11.26
Number of accumulation units outstanding at end of period	8,374	8,370	3,580
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$9.64	$8.71
Value at end of period	$11.33	$9.64
Number of accumulation units outstanding at end of period	242	211
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.75	$14.68	$14.13
Value at end of period	$11.92	$8.75	$14.68
Number of accumulation units outstanding at end of period	1,791	1,718	2,576

Empire Traditions

CFI 62

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.57	$10.93	$11.46
Value at end of period	$9.78	$7.57	$10.93
Number of accumulation units outstanding at end of period	976	267	15,862
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.21	$11.83	$12.53
Value at end of period	$8.93	$7.21	$11.83
Number of accumulation units outstanding at end of period	1,063	1,686	1,785
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.02	$9.56	$10.19
Value at end of period	$7.68	$6.02	$9.56
Number of accumulation units outstanding at end of period	3,153	2,306	2,267
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$11.93	$20.65	$15.83	$13.98
Value at end of period	$16.06	$11.93	$20.65	$15.83
Number of accumulation units outstanding at end of period	4,702	3,225	1,360	449
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.03
Value at end of period	$7.71
Number of accumulation units outstanding at end of period	5,621
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.22
Value at end of period	$12.90
Number of accumulation units outstanding at end of period	231
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$7.93	$12.94	$12.62	$11.65
Value at end of period	$9.55	$7.93	$12.94	$12.62
Number of accumulation units outstanding at end of period	75	75	75	75
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$8.30	$13.61	$13.21
Value at end of period	$10.68	$8.30	$13.61
Number of accumulation units outstanding at end of period	1,188	1,197	1,368
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$8.13	$12.51	$13.67
Value at end of period	$9.90	$8.13	$12.51
Number of accumulation units outstanding at end of period	671	672	68
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.45	$10.57	$10.18
Value at end of period	$10.29	$9.45	$10.57
Number of accumulation units outstanding at end of period	4,304	4,170	2,491

Empire Traditions

CFI 63

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$5.71
Value at end of period	$7.53
Number of accumulation units outstanding at end of period	152
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$9.56	$19.15	$16.18	$14.03
Value at end of period	$12.78	$9.56	$19.15	$16.18
Number of accumulation units outstanding at end of period	581	1,109	251	452
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$11.75	$24.62	$18.16	$14.54
Value at end of period	$19.73	$11.75	$24.62	$18.16
Number of accumulation units outstanding at end of period	2,108	2,235	2,483	449
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.04	$13.19	$13.70	$12.00	$11.49
Value at end of period	$11.27	$9.04	$13.19	$13.70	$12.00
Number of accumulation units outstanding at end of period	5,373	5,335	4,846	3,681	1,562
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$7.37	$12.42	$13.66
Value at end of period	$9.53	$7.37	$12.42
Number of accumulation units outstanding at end of period	399	394	380
ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.60	$10.61
Value at end of period	$10.41	$10.60
Number of accumulation units outstanding at end of period	2,840	19,925
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$8.15	$13.95	$13.99
Value at end of period	$10.29	$8.15	$13.95
Number of accumulation units outstanding at end of period	363	367	371
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$8.75	$15.14
Value at end of period	$11.79	$8.75
Number of accumulation units outstanding at end of period	243	892
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.17	$12.06	$11.84	$10.81	$10.70
Value at end of period	$10.58	$9.17	$12.06	$11.84	$10.81
Number of accumulation units outstanding at end of period	7,162	4,896	2,391	2,040	1,148
ING MFS UTILITIES PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$11.05	$18.11	$14.53	$11.73
Value at end of period	$14.36	$11.05	$18.11	$14.53
Number of accumulation units outstanding at end of period	2,850	3,369	2,890	535

Empire Traditions

CFI 64

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE CLASS)
(Fund first available during May 2003)
Value at beginning of period	$9.02	$15.49	$14.88	$12.92	$11.75
Value at end of period	$12.31	$9.02	$15.49	$14.88	$12.92
Number of accumulation units outstanding at end of period	4,851	4,534	4,291	1,968	813
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.72	$11.50	$11.79
Value at end of period	$12.76	$8.72	$11.50
Number of accumulation units outstanding at end of period	905	961	1,827
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.29	$11.06	$10.31
Value at end of period	$12.64	$11.29	$11.06
Number of accumulation units outstanding at end of period	15,268	11,396	2,841
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.07	$12.32	$11.93	$10.84	$10.82
Value at end of period	$9.88	$8.07	$12.32	$11.93	$10.84
Number of accumulation units outstanding at end of period	3,510	3,309	3,370	3,318	1,743
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.24
Value at end of period	$8.30
Number of accumulation units outstanding at end of period	299
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.21
Value at end of period	$9.36
Number of accumulation units outstanding at end of period	24,574
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.49
Value at end of period	$9.62
Number of accumulation units outstanding at end of period	9,766
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.75
Value at end of period	$9.85
Number of accumulation units outstanding at end of period	54,373
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.82
Value at end of period	$12.62
Number of accumulation units outstanding at end of period	358
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$6.90
Value at end of period	$8.07
Number of accumulation units outstanding at end of period	4,733

Empire Traditions

CFI 65

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.62
Value at end of period	$12.45
Number of accumulation units outstanding at end of period	552
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.54
Value at end of period	$12.93
Number of accumulation units outstanding at end of period	1,046
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$6.93	$10.00
Value at end of period	$8.58	$6.93
Number of accumulation units outstanding at end of period	0	665
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.11	$10.11
Value at end of period	$8.86	$7.11
Number of accumulation units outstanding at end of period	618	383
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.91	$12.56	$12.29	$10.95	$10.64
Value at end of period	$11.62	$8.91	$12.56	$12.29	$10.95
Number of accumulation units outstanding at end of period	9,101	5,703	2,985	2,156	912
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$8.29	$13.16	$13.05	$11.19	$10.99
Value at end of period	$10.14	$8.29	$13.16	$13.05	$11.19
Number of accumulation units outstanding at end of period	5,965	2,852	1,995	385	105
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$5.71	$10.12	$10.29
Value at end of period	$7.98	$5.71	$10.12
Number of accumulation units outstanding at end of period	3,233	2,850	2,772
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.30	$12.55	$12.20
Value at end of period	$9.42	$7.30	$12.55
Number of accumulation units outstanding at end of period	1,178	1,226	392
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.09	$13.69	$14.69
Value at end of period	$10.47	$8.09	$13.69
Number of accumulation units outstanding at end of period	2,135	2,030	1,298
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.15
Value at end of period	$10.48
Number of accumulation units outstanding at end of period	213

Empire Traditions

CFI 66

	Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$7.70	$13.12	$13.28	$12.17
Value at end of period	$9.92	$7.70	$13.12	$13.28
Number of accumulation units outstanding at end of period	36	36	36	36
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$7.60	$12.23	$12.78	$11.27	$11.05
Value at end of period	$9.57	$7.60	$12.23	$12.78	$11.27
Number of accumulation units outstanding at end of period	5,419	5,449	5,434	3,025	797
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.00	$12.02	$11.89	$10.81	$10.86
Value at end of period	$10.78	$9.00	$12.02	$11.89	$10.81
Number of accumulation units outstanding at end of period	3,658	3,362	109	110	109
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.37	$12.61	$12.56	$11.06	$10.78
Value at end of period	$10.15	$8.37	$12.61	$12.56	$11.06
Number of accumulation units outstanding at end of period	891	201	203	728	170
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$6.04	$9.65
Value at end of period	$7.68	$6.04
Number of accumulation units outstanding at end of period	1,595	1,607

Empire Traditions

CFI 67

PART C -- OTHER INFORMATION

ITEM 24:	FINANCIAL STATEMENTS AND EXHIBITS

Financial Statements:
(a)(1)	Included in Part A:
Condensed Financial Information
(2)	Included in Part B:
Statutory Basis Financial Statements of ReliaStar Life Insurance Company of New York:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Operations - Statutory Basis for the years ended December 31, 2009,
2008 and 2007
-	Balance Sheets – Statutory Basis as of December 31, 2009 and 2008
-	Statements of Changes in Capital and Surplus - Statutory Basis for the years ended
December 31, 2009, 2008 and 2007
-	Statements of Cash Flows - Statutory Basis for the years ended December 31, 2009,
2008 and 2007
-	Notes to Financial Statements
Financial Statements of Separate Account NY-B:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2009
-	Statements of Operations for the year ended December 31, 2009
-	Statements of Changes in Net Assets for the years ended December 31, 2009 and 2008
-	Notes to Financial Statements
Condensed Financial Information (Accumulation Unit Values)

Exhibits:
(b)
(1)		Resolution of the board of directors of ReliaStar Life Insurance Company of New York authorizing the establishment of the Registrant, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

(2)		Custodial Agreement between Registrant and the Bank of New York, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and
Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

(3)	(a)	Distribution Agreement between the Depositor and Directed Services, Inc., incorporated herein by reference to the initial filing of a registration statement on Form N-4 for
ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the
Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

	(b)	Dealers Agreement, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File
Nos. 333-85618, 811-07935).

(4)	(a)	Flexible Premium Deferred Combination Variable and Fixed Annuity Contract (RLNY-IA-
1090), incorporated herein by reference to Pre-Effective Amendment No. 2 of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on November 18, 2002
(File Nos. 333-85618, 811-07935).

	(b)	Premium Credit Rider (RLNY-RA-1089), incorporated herein by reference to Pre-Effective
Amendment No. 2 of a registration statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on November 18, 2002 (File Nos. 333-85618, 811-07935).

	(c)	Premium Credit Disclosure (RLNY-DS-1093), incorporated herein by reference to Pre-
Effective Amendment No. 2 of a registration statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and
Exchange Commission on November 18, 2002 (File Nos. 333-85618, 811-07935).

	(d)	403(b) Rider (RLNY-RA-1036), incorporated herein by reference to Post-Effective
Amendment No. 1 to a Registration Statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 17, 2003 (File Nos. 333-85618, 811-07935).

	(e)	Earnings Enhancement Death Benefit Rider (RLNY-RA-1086), incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and
Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

	(f)	Simple Individual Retirement Annuity Rider (Group) (RLNY-RA-1026)(12/02)(CA),
incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on April 17, 2003
(File Nos. 333-85618, 811-07935).

	(g)	Simple Individual Retirement Annuity Rider (RLNY-RA-1026)(12/02)(IA), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on
Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B
filed with the Securities and Exchange Commission on April 17, 2003 (File Nos. 333-
85618, 811-07935).

	(h)	Roth Individual Retirement Annuity Rider (Group) (RLNY-RA-1038)(12/02)(CA),
incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on April 17, 2003 (File
Nos. 333-85618, 811-07935).

	(i)	Roth Individual Retirement Annuity Rider (RLNY-RA-1038)(12/02)(IA), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on
Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B
filed with the Securities and Exchange Commission on April 17, 2003 (File Nos. 333-
85618, 811-07935).

(j)	Individual Retirement Annuity Rider (Group) (RLNY-RA-1009)(12/02)(CA), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on
Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B
filed with the Securities and Exchange Commission on April 17, 2003 (File Nos. 333-
85618, 811-07935).

(k)	Section 72 Rider (Group) (FG-RA-1002-08/97), incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-07935).

(l)	Section 72 Rider (Individual) (FG-RA-1001-08/95), incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-07935).

(m)	Individual Retirement Annuity Rider (RLNY-RA-1009)(12/02)(IA), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for
ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the
Securities and Exchange Commission on April 17, 2003 (File Nos. 333-85618, 811-
07935).

(n)	Minimum Guaranteed Accumulation Benefit Rider (RLNY-RA-2024), incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on
Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B
filed with the Securities and Exchange Commission on September 20, 2004 (File Nos.
333-115515, 811-07935).

(o)	Minimum Guaranteed Income Benefit Rider (RLNY-RA-2025) (10/06), incorporated herein by reference to Post-Effective Amendment No. 19 to a Registration Statement on
Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B
filed with the Securities and Exchange Commission on June 4, 2007 (File Nos. 333-85618,
811-07935).

(p)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (RLNY-RA-2026), incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on September 20, 2004
(File Nos. 333-115515, 811-07935).

(q)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (RLNY-RA-3023), incorporated herein by reference to Post-Effective Amendment No. 19 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on June 4, 2007 (File
Nos. 333-85618, 811-07935).

	(r)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (RLNY-RA-3029), incorporated herein by reference to Post-Effective Amendment No. 19 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on June 4, 2007 (File
Nos. 333-85618, 811-07935).

	(s)	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING LifePay
Plus), incorporated herein by reference to Post-Effective Amendment No. 27 to a
Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New York
Separate Account NY-B filed with the Securities and Exchange Commission on December
12, 2007 (File Nos. 333-85618, 811-07935).

	(t)	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING Joint LifePay
Plus), incorporated herein by reference to Post-Effective Amendment No. 27 to a
Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New York
Separate Account NY-B filed with the Securities and Exchange Commission on December
12, 2007 (File Nos. 333-85618, 811-07935).

(5)	(a)	New York Variable Annuity Application (RLNY-AA-2031) (08/07) (140326),
incorporated herein by reference to Post-Effective Amendment No. 23 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on August 28, 2007
(File Nos. 333-85618, 811-07935).

	(b)	New York Variable Annuity Application (RLNY-AA-2031) (04/08) (140326),
incorporated herein by reference to Post-Effective Amendment No. 13 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on April 9, 2008 (File
Nos. 333-115515, 811-07935).

	(c)	New York Variable Annuity Application (RLNY-AA-2031) (02/02/2009) (140326),
incorporated herein by reference to Post Effective Amendment No. 15 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on April 14, 2009 (File
Nos. 333-115515, 811-07935).

	(d)	New York Variable Annuity Application (RLNY-AA-2031) (05/09) (140326),
incorporated herein by reference to Post Effective Amendment No. 15 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on April 14, 2009 (File
Nos. 333-115515, 811-07935).

(6)	(a)	Articles of Incorporation of ReliaStar Life Insurance Company of New York, incorporated herein by reference to the initial filing of a registration statement on Form S-6 filed with the Securities and Exchange Commission on March 6, 1998 (File Nos. 333-47527, 811-
03427).

	(b)	By-Laws of ReliaStar Life Insurance Company of New York, incorporated herein by reference to the initial filing of a registration statement on Form S-6 with the Securities and
Exchange Commission on March 6, 1998 (File Nos. 333-47527, 811-03427).

	(c)	Resolution of board of directors for Powers of Attorney, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

(7)		Not applicable.

(8)	(a)	Services Agreement effective November 8, 1996 between Directed Services, Inc. and First
Golden American Life Insurance Company of New York, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

	(b)	Administrative Services Agreement effective November 8, 1996 between First Golden
American Life Insurance Company of New York and Golden American Life Insurance
Company, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B
filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618,
811-07935).

	(c)	Asset Management Agreement effective March 30, 1998 between ReliaStar Life Insurance
Company of New York and ING Investment Management LLC, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and
Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

	(d)	Participation Agreement entered into as of the 2nd day of September, 2003, as amended and restated on May 17, 2004 by and among ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company of New York, ING Investors Trust, ING Investments,
LLC, Directed Services, Inc., American Funds Insurance Series and Capital Research and
Management Company, incorporated herein by reference to Post-Effective Amendment
No. 8 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with Securities and Exchange Commission on August
1, 2005 (File Nos. 333-70600, 811-05626).

	(e)	Amendment No. 1 to the Business Agreement dated April 30, 2003, as amended on
January 1, 2008 by and among ING USA Annuity and Life Insurance Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company, ING Life Insurance and Annuity Company, ING American
Equities, Inc., ING Financial Advisers, LLC, Directed Services LLC, American Funds
Distributors and Capital Research and Management Company, incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1,
File No. 333-153337, as filed on November 14, 2008.

(f)	Fourth Amended and Restated Fund Participation Agreement entered into as of the 28th day of April, 2008, as amended among ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company of New York, ING Investors Trust, Directed Services,
LLC, ING Funds Distributor, LLC, American Funds Insurance Series and Capital Research
and Management Company, incorporated herein by reference to Post-Effective
Amendment No. 14 to a Registration Statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on December 29, 2008 (File Nos. 333-115515, 811-07935).

(g)	Participation Agreement entered into as of the 15th day of September, 2008, as amended among ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company of New York, ING Investors Trust, Directed Services, LLC, ING Funds
Distributor, LLC, American Funds Insurance Series and Capital Research and Management
Company, incorporated herein by reference to Post-Effective Amendment No. 14 to a
Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New York
Separate Account NY-B filed with the Securities and Exchange Commission on December
29, 2008 (File Nos. 333-115515, 811-07935).

(h)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, Security Life of Denver
Insurance Company and Systematized Benefits Administrators Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4
(File No. 033-75962), as filed on June 15, 2007.

(i)	Participation Agreement enter into as of 28th day of April, 2000 between ReliaStar Life
Insurance Company of New York, ING Variable Insurance Trust, ING Mutual Funds
Management Co. LLC and ING Funds Distributor, Inc., incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

(j)	Form of Participation Agreement between ReliaStar Life Insurance Company of New York and ING Variable Products Trust, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York
Separate Account NY-B filed with the Securities and Exchange Commission on April 5,
2002 (File Nos. 333-85618, 811-07935).

(k)	Form of Participation Agreement between ReliaStar Life Insurance Company of New
York, ProFunds and ProFund Advisors LLC, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of
New York Separate Account NY-B filed with the Securities and Exchange Commission on
April 5, 2002 (File Nos. 333-85618, 811-07935).

(l)	Amended and Restated Participation Agreement as of December 30, 2005 by and among
Franklin Templeton Variable Insurance Products Trust/Templeton Distributors, Inc., ING
Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and
Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No.
17 filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of
New York Separate Account NY-B filed with the Securities and Exchange Commission on
February 1, 2007 (File Nos. 333-85618, 811-07935).

(m)	Amendment to Participation Agreement as of June 5, 2007 by and between Franklin
Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING
Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, and
Directed Services, LLC, incorporated herein by reference to Pre-Effective Amendment No.
1 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New
York Separate Account NY-B filed with the Securities and Exchange Commission on July
6, 2007 (File Nos. 333-139695, 811-07935).

(n)	Letter Agreement dated May 16, 2007 between ReliaStar Life Insurance Company of New
York, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable
Insurance Products Fund II and Variable Insurance Products Fund V, incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4
(File No. 333-139695), as filed on September 5, 2007.

(o)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16,
2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits Administrators Inc., incorporated herein by reference to Post-Effective Amendment No. 50 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(p)	Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of the 16th day of October, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the BlackRock Funds and the Merrill Lynch family of funds and ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc., incorporated by reference to Post-Effective Amendment No. 43 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on April 7, 2008 (File Nos.
333-28755, 811-05626).

(q)	Participation Agreement dated April 25, 2008, by and among BlackRock Variable Series
Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life Insurance Company
and ReliaStar Life Insurance Company of New York, incorporated herein by reference to
Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar
Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; file
No. 33-57244.

	(r)	Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to
Participation Agreement dated April 25, 2008, by and between BlackRock Variable Series
Funds, Inc., BlackRock Investments, LLC and ING USA Annuity and Life Insurance
Company and ReliaStar Life Insurance Company of New York, incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement of
ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on August
18, 2009; file No. 33-57244.

	(s)	Administrative Services Agreement dated April 25, 2008, by and among BlackRock
Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life
Insurance Company of New York, incorporated herein by reference to Post-Effective
Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance
Company and its Select*Life Separate Account, filed on April 7, 2009; file No. 33-57244.

	(t)	Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to
Administrative Services AgreementApril 25, 2008, by and among BlackRock Variable
Series Funds, Inc., BlackRock Investments, LLC and ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company of New York, incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration
Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on August 18, 2009; file No. 33-57244.

	(u)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16,
2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits Administrators Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4
(File No. 033-75962), as filed on June 15, 2007.

	(v)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among
Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life
Insurance Company and Systematized Benefits Administrators Inc., incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File
No. 333-134760), as filed on July 27, 2007.

	(w)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life Insurance
and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc., incorporated by reference to Post-Effective Amendment No. 50 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(9)		Opinion and Consent of Counsel, attached.

(10)		Consent of Independent Registered Public Accounting Firm, attached.

(11)		Not applicable.

(12) Not applicable. (13) Powers of Attorney, attached.

ITEM 25: DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name	Principal Business Address	Positions and Offices with Depositor

Donald W. Britton*	5780 Powers Ferry Road	President, Chief Executive Officer,
	Atlanta, GA 30327-4390	Chairman and Director

Ewout L. Steenbergen*	230 Park Avenue, New York	Executive Vice President, Chief Financial
	NY 10169	Officer and Director

James R. Gelder*	1250 Capital of Texas Hwy. S.	Director
Building 2, Suite 125
Austin, TX 78746

R. Michael Conley*	2910 Holly Lane	Director
Plymouth, MN 55447

Carol V. Coleman*	1000 Woodbury Road	Director
Suite 208
Woodbury, NY 11797

Richard K. Lau*	1475 Dunwoody Drive	Director, Vice President and Actuary
West Chester, PA 19380-1478

James F. Lille*	46 Hearthstone Drive	Director
Gansevoort, NY 12831

Charles B. Updike*	60 East 42nd Street	Director
New York, NY 10165

Thomas R. Voglewede*	5780 Powers Ferry Road	Director
Atlanta, GA 30327-4390

Ross M. Weale*	56 Cove Rd.	Director
South Salem, NY 10590

Brian D. Comer*	One Orange Way	Director and Senior Vice President
Windsor, CT 06095-4774

Ivan J. Gilreath*	20 Washington Avenue South	Director and Senior Vice President
Minneapolis, MN 55401

Daniel P. Mulheran, Sr.*	20 Washington Avenue South	Director and Senior Vice President
Minneapolis, MN 55401

Name	Principal Business Address	Positions and Offices with Depositor
Bridget M. Healy	230 Park Avenue, 13th Floor	Executive Vice President and Chief Legal
	New York NY 10169	Officer

Steven T. Pierson*	5780 Powers Ferry Road	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer

Stephen J. Preston	1475 Dunwoody Drive	Senior Vice President
West Chester, PA 19380-1478

Boyd G. Combs	5780 Powers Ferry Road	Senior Vice President, Tax
Atlanta, GA 30327-4390

David S. Pendergrass	5780 Powers Ferry Road	Senior Vice President and Treasurer
Atlanta, GA 30327-4390

Spencer T. Shell	5780 Powers Ferry Road	Vice President, Assistant Treasurer and
	Atlanta, GA 30327-4390	Assistant Secretary

Carol S. Stern	601 Thirteenth Street,	Vice President and Chief Compliance
	Washington, DC 20005	Officer

Ralph R. Ferraro	One Orange Way	Senior Vice President
Windsor, CT 06095-4774

Timothy T. Matson	One Orange Way	Senior Vice President
Windsor, CT 06095-4774

Joy M. Benner	20 Washington Avenue South	Secretary
Minneapolis, MN 55401

*Principal delegated legal authority to execute this registration statement pursuant to Powers of Attorney, Exhibit 13 attached.

ITEM 26:	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 28 to Registration
Statement on Form N-6 for Select*Life Variable Account of ReliaStar Life Insurance Company (File No.
033-57244), as filed with the Securities and Exchange Commission on April 6, 2010.

ITEM 27: NUMBER OF CONTRACT OWNERS

As of March 31, 2010 there are 3,919 qualified contract owners and 2,209 non-qualified contract owners.

ITEM 28:	INDEMNIFICATION

ReliaStar Life Insurance Company of New York (“RLNY”) shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of RLNY as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

RLNY may also, to the extent permitted by law, indemnify any other person who is or was serving RLNY in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of New York, ING America Insurance Holdings,
Inc. maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover ING America Insurance Holdings, Inc. and any company in which ING
America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include the principal underwriter, as well as, the depositor and any/all assets under the care, custody and control of ING America Insurance Holdings, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the
Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services LLC, the Registrant’s Distributor, serves as principal underwriter for all contracts issued by: ING USA Annuity and Life Insurance Company through its Separate Accounts A, B, and EQ, and Alger Separate Account A; and ReliaStar Life Insurance Company of New York through its
Separate Account NY-B.

(b) The following information is furnished with respect to the principal officers and directors of Directed
Services LLC, the Registrant's Distributor.

Name	Principal Business Address	Positions and Offices with Underwriter

Ann H. Hughes	1475 Dunwoody Drive, Floor 2B	Director and President
West Chester, PA 19380-1478

Shaun P. Mathews	10 State House Square	Director and Executive Vice President
Hartford, CT 06103

William L. Lowe	One Orange Way	Director
Windsor, CT 06095

Richard E. Gelfand	1475 Dunwoody Drive	Chief Financial Officer
West Chester, PA 19380-1475

Kimberly A. Anderson	7337 E Doubletree Ranch Road,	Senior Vice President
Scottsdale, AZ 85258

Michael J. Roland	7337 E Doubletree Ranch Road,	Senior Vice President
Scottsdale, AZ 85258

Stanley D. Vyner	230 Park Avenue, 13th Floor	Senior Vice President
New York, NY 10169

William Wilcox	One Orange Way	Chief Compliance Officer
Windsor, CT 06095

Joseph M. O’Donnell	7337 E Doubletree Ranch Road	Investment Advisor Chief Compliance
	Scottsdale, AZ 85258	Officer and Senior Vice President

Julius A. Drelick, III	7337 E Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258

William A. Evans	10 State House Square	Vice President
Hartford, CT 06103

Heather H. Hackett	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169

Todd R. Modic	7337 E Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258

David S. Pendergrass	5780 Powers Ferry Road	Vice President and Treasurer
Atlanta, GA 30327-4390

Spencer T. Shell	5780 Powers Ferry Road	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

Joy M. Benner	20 Washington Avenue South	Secretary
Minneapolis, MN 55401

Name	Principal Business Address		Positions and Offices with Underwriter
Randall K. Price	20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401

Susan M. Vega	20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401

G. Stephen Wastek	7337 E Doubletree Ranch Road		Assistant Secretary
Scottsdale, AZ 85258

Bruce Kuennen	1475 Dunwoody Drive		Attorney-in-Fact
West Chester, PA 19380-1478

(c)
2009 Net
Underwriting
Name of Principal	Discounts and	Compensation	Brokerage
Underwriter	Commission	on Redemption	Commissions	Compensation
Directed Services LLC	$7,349,260	$0	$0	$0

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: ReliaStar Life Insurance Company of New York at 1000
Woodbury Road, Suite 208, Woodbury, NY 11797 and 1475 Dunwoody Drive, West Chester, PA
19380.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32:	UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more that 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional
Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant hereby undertakes to mail notices to current contract owners promptly after the happening of significant events related to the guarantee issued by ReliaStar Life Insurance Company of
New York with respect to allocation of contract value to a series of the ING GET U.S. Core Portfolio (the
“Guarantee”). These significant events include (i) the termination of the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on a contract owner’s right to receive his or her guaranteed amount on the maturity date; (iii) the insolvency of ReliaStar Life Insurance Company of New
York; or (iv) a reduction in the credit rating of ReliaStar Life Insurance Company of New York’s long-
term debt as issued by Standard & Poor’s or Moody’s Investors Service, Inc. to BBB+ or lower or Baa1 or lower, respectively.

During the Guarantee Period, the Registrant hereby undertakes to include in the Registrant’s prospectus, an offer to supply the most recent annual and/or quarterly report of each of ReliaStar Life Insurance
Company of New York, or their successors to the Guarantee, free of charge, upon a contract owner’s request.

REPRESENTATIONS

1. The account meets definition of a “separate account” under federal securities laws.

2. ReliaStar Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company of
New York.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant,
ReliaStar Life Insurance Company of New York, Separate Account NY-B, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the
Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration
Statement to be signed on its behalf by the undersigned, duly authorized, in the City of West Chester,
Commonwealth of Pennsylvania, on the 15th day of April, 2010.

SEPARATE ACCOUNT NY-B
(Registrant)

By:	RELIASTAR LIFE INSURANCE COMPANY
OF NEW YORK
(Depositor)

By:
Donald W. Britton*
President
(principal executive officer)

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 15, 2010.

Signature	Title

President, Chief Executive Officer, Chairman and Director
Donald W. Britton*	(principal executive officer)

Senior Vice President and Chief Accounting Officer
Steven T. Pierson*

Director
James R. Gelder*

Executive Vice President, Chief Financial Officer and
Ewout L. Steenbergen*	Director

Signature	Title

Director, Vice President and Actuary
Richard K. Lau*

Director
R. Michael Conley*

Director
Carol V. Coleman*

Director
James F. Lille*

Director
Charles B. Updike*

Director
Ross M. Weale*

Director and Senior Vice President
Brian D. Comer*

Director and Senior Vice President
Ivan J. Gilreath*

Director and Senior Vice President
Daniel P. Mulheran, Sr.*

Director
Thomas R. Voglewede*

By: /s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

*Executed by John S. (Scott) Kreighbaum on behalf of those indicated pursuant to Powers of Attorney.

EXHIBIT INDEX
ITEM	EXHIBIT	PAGE #
24(b)(9)	Opinion and Consent of Counsel	EX-99.B9
24(b) (10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10
24(b) (13)	Powers of Attorney	EX-99.B13